UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-02105

Fidelity Salem Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Cynthia Lo Bessette, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	October 31

Date of reporting period:	April 30, 2021

Item 1.

Reports to Stockholders

Fidelity® Series Global ex U.S. Index Fund

Semi-Annual Report

April 30, 2021

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

The funds or securities referred to herein are not sponsored, endorsed, or promoted by MSCI, and MSCI bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. The prospectus contains a more detailed description of the limited relationship MSCI has with Fidelity and any related funds.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2021 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, 2020 the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, global governments and central banks took unprecedented action to help support consumers, businesses, and the broader economies, and to limit disruption to financial systems.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Geographic Diversification (% of fund's net assets)

As of April 30, 2021
Japan	14.1%
United Kingdom	8.1%
Cayman Islands	7.6%
Canada	6.8%
France	6.3%
Switzerland	5.6%
Germany	5.5%
United States of America*	4.9%
Taiwan	4.1%
Other	37.0%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Asset Allocation as of April 30, 2021

% of fund's net assets
Stocks and Equity Futures	100.0

Top Ten Stocks as of April 30, 2021

% of fund's net assets
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan, Semiconductors & Semiconductor Equipment)	1.8
Tencent Holdings Ltd. (Cayman Islands, Interactive Media & Services)	1.6
Alibaba Group Holding Ltd. sponsored ADR (Cayman Islands, Internet & Direct Marketing Retail)	1.6
Samsung Electronics Co. Ltd. (Korea (South), Technology Hardware, Storage & Peripherals)	1.3
Nestle SA (Reg. S) (Switzerland, Food Products)	1.2
ASML Holding NV (Netherlands) (Netherlands, Semiconductors & Semiconductor Equipment)	1.0
Roche Holding AG (participation certificate) (Switzerland, Pharmaceuticals)	0.8
LVMH Moet Hennessy Louis Vuitton SE (France, Textiles, Apparel & Luxury Goods)	0.8
Novartis AG (Switzerland, Pharmaceuticals)	0.7
Toyota Motor Corp. (Japan, Automobiles)	0.6
11.4

Top Market Sectors as of April 30, 2021

% of fund's net assets
Financials	19.6
Consumer Discretionary	13.5
Information Technology	12.3
Industrials	10.6
Health Care	8.5
Materials	8.1
Consumer Staples	7.3
Communication Services	6.6
Energy	4.2
Utilities	2.3

Schedule of Investments April 30, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 93.9%
		Shares	Value
Argentina - 0.0%
Telecom Argentina SA Class B sponsored ADR (a)		64,895	$300,464
YPF SA Class D sponsored ADR (b)		195,290	738,196

TOTAL ARGENTINA			1,038,660

Australia - 4.1%
Afterpay Ltd. (b)		197,720	17,919,695
AGL Energy Ltd.		564,528	3,883,515
AMP Ltd.		3,165,319	2,718,820
Ampol Ltd.		235,421	4,640,915
APA Group unit		1,079,846	8,343,549
Aristocrat Leisure Ltd.		523,187	14,980,889
ASX Ltd.		183,295	10,304,871
Aurizon Holdings Ltd.		1,687,937	4,876,134
AusNet Services		1,576,711	2,301,704
Australia & New Zealand Banking Group Ltd.		2,626,274	58,145,336
BHP Billiton Ltd.		2,729,787	99,352,989
BlueScope Steel Ltd.		466,624	7,771,607
Brambles Ltd.		1,370,865	10,982,877
Cimic Group Ltd. (a)		86,767	1,296,715
Coca-Cola Amatil Ltd.		454,784	4,575,127
Cochlear Ltd.		60,451	10,361,475
Coles Group Ltd.		1,251,742	15,737,041
Commonwealth Bank of Australia		1,640,761	112,543,019
Computershare Ltd.		493,098	5,363,596
Crown Ltd.		335,480	3,158,100
CSL Ltd.		421,385	88,022,314
DEXUS Property Group unit		1,022,858	8,013,540
Evolution Mining Ltd.		1,489,234	5,311,681
Fortescue Metals Group Ltd.		1,570,330	27,327,207
Goodman Group unit		1,550,131	22,581,252
Insurance Australia Group Ltd.		2,242,770	8,465,818
Lendlease Group unit		629,667	6,165,163
Macquarie Group Ltd.		318,513	39,378,868
Magellan Financial Group Ltd.		123,262	4,605,312
Medibank Private Ltd.		2,494,412	5,918,436
Mirvac Group unit		3,638,238	7,539,308
National Australia Bank Ltd.		3,037,935	62,391,684
Newcrest Mining Ltd.		760,155	15,529,725
Northern Star Resources Ltd.		1,024,360	8,293,606
Orica Ltd.		365,270	3,815,591
Origin Energy Ltd.		1,610,644	5,161,560
Qantas Airways Ltd.		714,019	2,722,720
QBE Insurance Group Ltd.		1,350,176	10,255,466
Ramsay Health Care Ltd.		168,027	8,713,874
REA Group Ltd.		50,047	6,104,979
Rio Tinto Ltd.		344,326	32,135,223
Santos Ltd.		1,740,694	9,359,786
Scentre Group unit		4,792,477	10,041,926
SEEK Ltd.		316,914	7,560,852
Sonic Healthcare Ltd.		415,547	11,485,785
South32 Ltd.		4,471,752	9,921,065
Stockland Corp. Ltd. unit		2,206,367	7,954,478
Suncorp Group Ltd.		1,174,622	9,510,184
Sydney Airport unit (b)		1,172,770	5,592,314
Tabcorp Holdings Ltd.		2,023,176	7,746,012
Telstra Corp. Ltd.		3,823,764	9,985,708
The GPT Group unit		1,797,669	6,397,935
TPG Telecom Ltd.		317,973	1,349,677
Transurban Group unit		2,524,401	27,556,007
Treasury Wine Estates Ltd.		673,582	5,209,695
Vicinity Centres unit		3,550,163	4,334,766
Washington H. Soul Pattinson & Co. Ltd.		94,318	2,199,354
Wesfarmers Ltd.		1,053,364	43,908,044
Westpac Banking Corp.		3,340,290	64,369,666
WiseTech Global Ltd.		132,137	3,199,314
Woodside Petroleum Ltd.		893,014	15,726,156
Woolworths Group Ltd.		1,180,466	35,738,319

TOTAL AUSTRALIA			1,076,858,344

Austria - 0.1%
Erste Group Bank AG		262,781	9,351,482
OMV AG		138,416	6,824,500
Raiffeisen International Bank-Holding AG		145,218	3,175,762
Verbund AG (a)		63,150	5,185,479
Voestalpine AG		112,649	4,889,105

TOTAL AUSTRIA			29,426,328

Bailiwick of Jersey - 0.4%
Experian PLC		851,652	32,832,535
Ferguson PLC		207,824	26,210,240
Glencore Xstrata PLC		9,275,146	37,781,599
Polymetal International PLC		213,143	4,399,604
WPP PLC		1,112,535	14,999,330

TOTAL BAILIWICK OF JERSEY			116,223,308

Belgium - 0.5%
Ageas		159,815	9,676,049
Anheuser-Busch InBev SA NV		706,324	50,030,705
Colruyt NV		54,141	3,210,940
Elia System Operator SA/NV		29,014	3,139,387
Galapagos Genomics NV (b)		39,322	3,061,422
Groupe Bruxelles Lambert SA		101,497	11,101,813
KBC Groep NV		231,846	18,011,975
Proximus (a)		141,546	3,017,179
Sofina SA		14,131	5,371,920
Solvay SA Class A		67,956	8,643,871
UCB SA		116,137	10,759,557
Umicore SA		182,746	11,104,124

TOTAL BELGIUM			137,128,942

Bermuda - 0.3%
Alibaba Health Information Technology Ltd. (b)		3,710,000	11,319,494
Alibaba Pictures Group Ltd. (b)		11,510,000	1,674,397
Beijing Enterprises Water Group Ltd.		5,150,000	1,969,103
Brilliance China Automotive Holdings Ltd. (c)		2,884,000	2,710,334
China Gas Holdings Ltd.		2,433,000	8,785,768
China Resource Gas Group Ltd.		886,000	4,807,686
China Youzan Ltd. (b)		12,756,000	4,121,858
CK Infrastructure Holdings Ltd.		633,131	3,879,764
Cosco Shipping Ports Ltd.		1,756,345	1,476,481
Credicorp Ltd. (United States)		64,593	7,712,404
GOME Electrical Appliances Holdings Ltd. (b)		11,295,418	1,861,303
Hongkong Land Holdings Ltd.		1,044,645	5,170,993
Hopson Development Holdings Ltd.		614,000	2,414,818
Jardine Matheson Holdings Ltd.		201,864	13,573,335
Kunlun Energy Co. Ltd.		3,666,000	3,936,074
Nine Dragons Paper (Holdings) Ltd.		1,547,000	2,126,994
Shenzhen International Holdings Ltd.		938,216	1,562,938

TOTAL BERMUDA			79,103,744

Brazil - 1.0%
Ambev SA		3,851,930	10,594,128
Atacadao SA		367,500	1,469,445
B2W Companhia Global do Varejo (b)		207,174	2,567,530
B3 SA - Brasil Bolsa Balcao		1,920,925	18,211,842
Banco Bradesco SA		469,308	1,785,808
Banco do Brasil SA		831,000	4,534,354
Banco Inter SA unit		92,400	3,941,252
Banco Santander SA (Brasil) unit		385,000	2,730,838
BB Seguridade Participacoes SA		617,200	2,537,178
BRF SA (b)		335,400	1,283,671
BTG Pactual Participations Ltd. unit		220,000	4,363,914
CCR SA		1,115,700	2,472,921
Centrais Eletricas Brasileiras SA (Electrobras)		275,830	1,868,132
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP)		325,600	2,564,256
Companhia Siderurgica Nacional SA (CSN)		639,100	5,787,378
Cosan SA		240,508	3,987,473
CPFL Energia SA		213,700	1,154,646
Energisa SA unit		170,300	1,381,323
ENGIE Brasil Energia SA		205,450	1,538,213
Equatorial Energia SA		841,900	3,888,637
Hapvida Participacoes e Investimentos SA (d)		1,038,600	2,760,907
Hypermarcas SA		338,200	2,157,935
JBS SA		959,200	5,318,637
Klabin SA unit (b)		652,600	3,347,067
Localiza Rent A Car SA		554,041	6,558,267
Lojas Renner SA		734,223	5,460,666
Magazine Luiza SA		2,738,432	10,097,623
Natura & Co. Holding SA (b)		825,819	7,409,803
Notre Dame Intermedica Participacoes SA		480,410	7,187,511
Petrobras Distribuidora SA		714,200	2,959,590
Petroleo Brasileiro SA - Petrobras (ON)		2,464,011	10,478,301
Raia Drogasil SA		1,063,700	5,150,046
Rumo SA (b)		1,234,400	4,544,877
Sul America SA unit		279,863	1,685,242
Suzano Papel e Celulose SA (b)		694,895	8,784,610
Telefonica Brasil SA		473,040	3,761,992
TIM SA		786,703	1,765,431
Totvs SA		448,500	2,567,787
Ultrapar Participacoes SA		686,100	2,666,318
Vale SA		2,608,986	52,361,752
Vale SA sponsored ADR		809,201	16,281,124
Via Varejo SA (b)		1,205,600	2,625,574
Weg SA		1,576,732	10,162,165

TOTAL BRAZIL			254,756,164

British Virgin Islands - 0.0%
Mail.Ru Group Ltd. unit (b)		113,143	2,533,127
Canada - 6.5%
Agnico Eagle Mines Ltd. (Canada)		227,348	14,208,903
Air Canada (b)		135,476	2,730,131
Algonquin Power & Utilities Corp.		548,108	8,842,681
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)		802,798	27,202,975
AltaGas Ltd. (a)		253,599	4,739,185
ATCO Ltd. Class I (non-vtg.)		67,071	2,302,181
B2Gold Corp.		1,005,358	4,842,142
Ballard Power Systems, Inc. (b)		212,098	4,631,420
Bank of Montreal (a)		596,458	56,295,076
Bank of Nova Scotia		1,122,864	71,501,904
Barrick Gold Corp. (Canada)		1,654,071	35,243,965
Bausch Health Cos., Inc. (Canada) (b)		298,500	9,609,604
BCE, Inc.		141,371	6,682,386
BlackBerry Ltd. (b)		491,199	4,343,923
Brookfield Asset Management, Inc. (Canada) Class A		1,191,098	54,295,424
Brookfield Renewable Corp.		122,488	5,077,300
CAE, Inc.		259,584	8,130,809
Cameco Corp.		370,032	6,219,632
Canadian Apartment Properties (REIT) unit (a)		81,624	3,628,471
Canadian Imperial Bank of Commerce		412,741	42,907,737
Canadian National Railway Co.		659,011	70,948,969
Canadian Natural Resources Ltd.		1,096,361	33,279,282
Canadian Pacific Railway Ltd.		124,887	46,606,936
Canadian Tire Ltd. Class A (non-vtg.) (a)		54,912	8,752,682
Canadian Utilities Ltd. Class A (non-vtg.)		114,101	3,261,089
CCL Industries, Inc. Class B		140,647	7,983,518
Cenovus Energy, Inc. (Canada)		1,215,438	9,463,240
CGI, Inc. Class A (sub. vtg.) (b)		211,337	18,698,205
Constellation Software, Inc.		18,653	27,375,590
Dollarama, Inc.		278,137	12,961,549
Emera, Inc. (a)		232,990	10,590,368
Empire Co. Ltd. Class A (non-vtg.)		169,136	5,319,772
Enbridge, Inc.		1,877,344	72,411,731
Fairfax Financial Holdings Ltd. (sub. vtg.)		24,470	11,179,972
First Quantum Minerals Ltd.		546,328	12,592,013
FirstService Corp.		36,481	5,925,881
Fortis, Inc.		432,627	19,298,652
Franco-Nevada Corp.		178,327	24,842,316
George Weston Ltd.		76,871	6,787,463
GFL Environmental, Inc.		178,184	5,871,091
Gildan Activewear, Inc.		185,158	6,426,262
Great-West Lifeco, Inc.		258,027	7,481,660
Hydro One Ltd. (d)		308,995	7,408,439
iA Financial Corp, Inc.		101,440	5,712,628
IGM Financial, Inc. (a)		87,348	3,118,277
Imperial Oil Ltd.		238,414	6,885,813
Intact Financial Corp.		133,033	17,682,896
Inter Pipeline Ltd.		399,800	5,828,756
Keyera Corp.		215,627	4,931,274
Kinross Gold Corp.		1,181,445	8,314,282
Kirkland Lake Gold Ltd.		244,821	9,096,510
Loblaw Companies Ltd.		176,645	9,808,421
Lundin Mining Corp.		624,033	7,539,267
Magna International, Inc. Class A (sub. vtg.)		264,314	24,961,615
Manulife Financial Corp.		1,799,408	39,292,284
Metro, Inc. Class A (sub. vtg.)		247,525	11,341,665
National Bank of Canada		311,796	22,667,771
Northland Power, Inc. (a)		185,739	6,398,071
Nutrien Ltd.		528,551	29,176,411
Onex Corp. (sub. vtg.)		70,552	4,723,365
Open Text Corp.		251,998	11,866,448
Pan American Silver Corp.		197,242	6,276,240
Parkland Corp.		140,695	4,519,089
Pembina Pipeline Corp. (a)		513,864	15,861,368
Power Corp. of Canada (sub. vtg.)		518,825	15,111,203
Quebecor, Inc. Class B (sub. vtg.)		155,496	4,181,054
Restaurant Brands International, Inc.		154,377	10,601,605
Restaurant Brands International, Inc. (a)		113,857	7,811,729
RioCan (REIT) (a)		165,188	2,824,921
Ritchie Bros. Auctioneers, Inc.		101,260	6,441,459
Rogers Communications, Inc. Class B (non-vtg.)		326,649	16,088,623
Royal Bank of Canada		1,316,956	125,690,199
Saputo, Inc.		229,349	7,288,266
Shaw Communications, Inc. Class B		426,426	12,350,621
Shopify, Inc. Class A (b)		101,932	120,321,473
SSR Mining, Inc.		204,663	3,248,566
Sun Life Financial, Inc.		543,577	29,324,811
Suncor Energy, Inc.		1,417,816	30,325,333
TC Energy Corp.		872,017	43,141,483
Teck Resources Ltd. Class B (sub. vtg.)		441,213	9,336,493
TELUS Corp.		396,461	8,224,997
The Toronto-Dominion Bank		1,678,308	115,378,128
Thomson Reuters Corp.		164,311	15,238,019
TMX Group Ltd.		56,420	6,217,377
Toromont Industries Ltd.		77,175	6,153,155
West Fraser Timber Co. Ltd.		78,607	6,069,076
Wheaton Precious Metals Corp.		420,211	17,432,013
WSP Global, Inc.		104,373	10,837,673
Yamana Gold, Inc.		888,375	4,069,114

TOTAL CANADA			1,698,612,371

Cayman Islands - 7.6%
21Vianet Group, Inc. ADR (b)		75,199	2,098,804
3SBio, Inc. (b)(d)		1,356,500	1,285,294
51job, Inc. sponsored ADR (b)		28,628	1,762,053
AAC Technology Holdings, Inc.		763,000	4,235,552
Abu Dhabi Islamic Bank		1,316,415	1,731,017
Agile Property Holdings Ltd.		1,092,000	1,712,280
Airtac International Group		113,000	4,771,515
AK Medical Holdings Ltd. (d)		430,000	669,821
Alibaba Group Holding Ltd. sponsored ADR (b)		1,753,911	405,065,745
Anta Sports Products Ltd.		1,006,000	18,066,622
ASM Pacific Technology Ltd.		284,539	4,315,110
Autohome, Inc. ADR Class A		56,979	5,283,663
Baidu.com, Inc. sponsored ADR (b)		250,022	52,587,127
Baozun, Inc. sponsored ADR (b)		55,868	1,939,178
BeiGene Ltd. ADR (b)		42,348	14,548,232
Bilibili, Inc. ADR (a)(b)		149,805	16,607,382
Bosideng International Holdings Ltd.		3,192,000	1,623,173
Budweiser Brewing Co. APAC Ltd. (d)		1,612,458	5,096,179
Chailease Holding Co. Ltd.		1,137,294	8,220,912
China Aoyuan Group Ltd.		1,168,000	1,214,952
China Conch Venture Holdings Ltd.		1,512,500	7,155,788
China East Education Holdings Ltd. (d)		459,000	1,071,901
China Education Group Holdings Ltd.		737,000	1,779,939
China Evergrande Group		1,832,000	3,103,746
China Feihe Ltd. (d)		1,082,000	3,085,359
China Hongqiao Group Ltd.		1,577,000	2,497,132
China Huishan Dairy Holdings Co. Ltd. (c)		958,000	1
China Liansu Group Holdings Ltd.		1,028,000	2,591,257
China Literature Ltd. (b)(d)		284,200	2,963,561
China Medical System Holdings Ltd.		1,293,000	2,996,234
China Meidong Auto Holding Ltd.		532,000	2,660,770
China Mengniu Dairy Co. Ltd.		2,573,000	13,779,640
China Overseas Property Holdings Ltd.		1,250,000	1,268,063
China Resources Cement Holdings Ltd.		2,306,000	2,514,476
China Resources Land Ltd.		2,950,465	13,844,994
China State Construction International Holdings Ltd.		1,947,750	1,369,086
China Yuhua Education Corp. Ltd. (d)		1,196,000	1,134,758
CIFI Holdings Group Co. Ltd.		3,125,115	2,796,118
CK Asset Holdings Ltd.		2,371,376	14,882,634
CK Hutchison Holdings Ltd.		2,500,223	20,503,261
Country Garden Holdings Co. Ltd.		7,170,858	8,539,208
Country Garden Services Holdings Co. Ltd.		1,365,000	14,321,715
Dali Foods Group Co. Ltd. (d)		1,841,000	1,094,966
Daqo New Energy Corp. ADR (b)		46,972	3,780,776
ENN Energy Holdings Ltd.		737,400	12,568,860
ESR Cayman Ltd. (b)(d)		1,676,591	5,730,551
Ever Sunshine Lifestyle Services Group Ltd.		612,000	1,514,292
GDS Holdings Ltd. ADR (b)		82,399	6,836,645
Geely Automobile Holdings Ltd.		5,485,000	14,228,412
Genscript Biotech Corp.		984,000	2,280,197
Greentown China Holdings Ltd.		734,500	885,059
Greentown Service Group Co. Ltd.		1,366,000	2,177,089
GSX Techedu, Inc. ADR (a)(b)		69,377	2,216,595
Haidilao International Holding Ltd. (d)		727,000	4,712,362
Haitian International Holdings Ltd.		590,000	2,403,978
Hansoh Pharmaceutical Group Co. Ltd. (d)		1,108,000	4,785,607
Hengan International Group Co. Ltd.		607,500	3,937,772
Huazhu Group Ltd. ADR (a)(b)		148,881	8,778,024
Hutchison China Meditech Ltd. sponsored ADR (b)		72,779	2,058,918
HUYA, Inc. ADR (a)(b)		75,701	1,333,852
Innovent Biologics, Inc. (b)(d)		917,500	9,969,039
iQIYI, Inc. ADR (b)		262,425	3,860,272
JD Health International, Inc. (d)		266,250	4,147,437
JD.com, Inc. sponsored ADR (b)		801,592	62,011,157
Jinxin Fertility Group Ltd. (d)		1,244,000	3,202,987
Jiumaojiu International Holdings Ltd. (d)		625,000	2,614,979
JOYY, Inc. ADR		55,189	5,246,266
Kaisa Group Holdings Ltd.		3,105,285	1,351,210
KE Holdings, Inc. ADR (b)		115,174	5,994,807
Kingboard Chemical Holdings Ltd.		636,000	3,766,342
Kingboard Laminates Holdings Ltd.		1,002,500	2,506,331
Kingdee International Software Group Co. Ltd.		2,266,000	7,497,177
Kingsoft Cloud Holdings Ltd. ADR		51,436	2,259,069
Kingsoft Corp. Ltd.		754,000	5,338,740
Koolearn Technology Holding Ltd. (b)(d)		211,000	405,824
Kuaishou Technology Class B (d)		189,600	6,419,465
KWG Property Holding Ltd.		1,210,000	1,944,038
Lee & Man Paper Manufacturing Ltd.		1,297,000	1,130,403
Legend Biotech Corp. ADR (b)		123	3,702
Li Ning Co. Ltd.		1,967,000	16,054,559
Logan Property Holdings Co. Ltd.		1,308,000	2,081,282
Longfor Properties Co. Ltd. (d)		1,657,500	10,338,370
Lufax Holding Ltd. ADR (a)(b)		159,361	1,896,396
Meituan Class B (b)(d)		3,338,690	128,084,660
Melco Crown Entertainment Ltd. sponsored ADR (b)		196,459	3,789,694
Microport Scientific Corp.		666,000	4,809,964
Ming Yuan Cloud Group Holdings Ltd.		357,000	1,659,129
Minth Group Ltd.		690,000	2,802,549
Momo, Inc. ADR		150,118	2,200,730
NetEase, Inc. ADR		385,554	43,205,181
New Oriental Education & Technology Group, Inc. sponsored ADR		1,421,496	21,692,029
NIO, Inc. sponsored ADR (b)		1,187,843	47,323,665
Noah Holdings Ltd. sponsored ADR (b)		34,856	1,535,407
Pinduoduo, Inc. ADR (b)		364,397	48,803,690
Ping An Healthcare and Technology Co. Ltd. (b)(d)		473,500	5,547,102
RLX Technology, Inc. ADR (a)		114,738	1,249,497
Sands China Ltd. (b)		2,229,265	10,589,924
Seazen Group Ltd.		1,988,000	2,124,219
Shenzhou International Group Holdings Ltd.		770,400	16,948,027
Shimao Property Holdings Ltd.		1,151,000	3,333,977
Silergy Corp.		69,000	7,222,222
Sino Biopharmaceutical Ltd.		9,579,000	10,321,680
Smoore International Holdings Ltd. (d)		603,000	4,273,458
SSY Group Ltd.		1,400,000	863,313
Sunac China Holdings Ltd.		2,358,000	9,182,775
Sunny Optical Technology Group Co. Ltd.		658,700	16,060,993
TAL Education Group ADR (b)		352,218	20,058,815
Tencent Holdings Ltd.		5,327,100	424,953,630
Tencent Music Entertainment Group ADR (b)		342,575	5,967,657
Tingyi (Cayman Islands) Holding Corp.		1,854,000	3,336,735
Tongcheng-Elong Holdings Ltd. (b)		818,800	2,053,390
Topsports International Holdings Ltd. (d)		1,208,000	1,632,905
Trip.com Group Ltd. ADR (b)		468,506	18,309,214
Uni-President China Holdings Ltd.		1,268,000	1,544,241
Vinda International Holdings Ltd.		347,000	1,235,178
Vipshop Holdings Ltd. ADR (b)		414,680	12,759,704
Want Want China Holdings Ltd.		4,484,000	3,249,966
Weibo Corp. sponsored ADR (a)(b)		54,408	2,742,163
Weimob, Inc. (b)(d)		1,494,000	3,300,446
WH Group Ltd. (d)		8,892,243	7,772,950
Wharf Real Estate Investment Co. Ltd.		1,540,349	8,864,034
Wuxi Biologics (Cayman), Inc. (b)(d)		3,032,500	42,569,613
Wynn Macau Ltd. (b)		1,353,947	2,604,096
Xiaomi Corp. Class B (b)(d)		13,279,200	42,054,433
Xinyi Glass Holdings Ltd.		1,674,467	5,938,858
Xinyi Solar Holdings Ltd.		3,974,331	6,651,386
XPeng, Inc. ADR (b)		157,920	4,723,387
Yadea Group Holdings Ltd. (d)		994,000	2,175,405
Yihai International Holding Ltd.		431,000	4,200,277
Zai Lab Ltd. ADR (b)		70,086	11,648,994
Zhen Ding Technology Holding Ltd.		604,230	2,291,944
Zhenro Properties Group Ltd.		1,337,000	901,919
Zhongsheng Group Holdings Ltd. Class H		538,000	4,075,994
ZTO Express, Inc. sponsored ADR		384,548	12,367,064

TOTAL CAYMAN ISLANDS			1,972,666,342

Chile - 0.1%
Banco de Chile		42,612,368	4,562,634
Banco de Credito e Inversiones		48,723	2,262,607
Banco Santander Chile		61,538,266	3,376,799
Cencosud SA		1,329,080	2,759,216
Cencosud Shopping SA		428,285	699,015
Colbun SA		8,543,515	1,466,533
Compania Cervecerias Unidas SA		148,443	1,365,944
Empresas CMPC SA		1,085,700	3,016,979
Empresas COPEC SA		359,901	3,875,849
Enel Americas SA		19,707,014	2,805,226
Enel Chile SA		24,914,514	1,700,159
Falabella SA		686,012	3,098,362

TOTAL CHILE			30,989,323

China - 3.2%
360 Security Technology, Inc. (A Shares)		355,500	692,493
A-Living Services Co. Ltd. (H Shares) (d)		444,500	2,048,611
Accelink Technologies Co. Ltd. (A Shares)		36,400	124,998
Addsino Co. Ltd. (A Shares)		89,800	235,823
AECC Aero-Engine Control Co. Ltd. (A Shares)		61,200	171,494
AECC Aviation Power Co. Ltd.		149,452	874,757
Agricultural Bank of China Ltd.:
(A Shares)		1,137,100	562,095
(H Shares)		29,101,000	11,314,090
Aier Eye Hospital Group Co. Ltd. (A Shares)		209,202	2,406,946
Air China Ltd.:
(A Shares)		774,100	978,163
(H Shares)		1,052,000	834,260
Aluminum Corp. of China Ltd.:
(A shares) (b)		463,800	318,108
(H Shares) (b)		3,944,000	2,038,007
Angel Yeast Co. Ltd. (A Shares)		41,700	378,254
Anhui Conch Cement Co. Ltd.:
(A Shares)		129,900	983,857
(H Shares)		1,274,500	7,621,322
Anhui Gujing Distillery Co. Ltd. (B Shares)		158,900	2,132,986
Anhui Kouzi Distillery Co. Ltd. (A Shares)		31,400	301,898
Apeloa Pharmaceutical Co. Ltd. A Shares		70,000	336,294
Asymchem Laboratories Tianjin Co. Ltd. (A Shares)		13,100	665,573
Autobio Diagnostics Co. Ltd.		15,000	283,108
AVIC Aircraft Co. Ltd. (A Shares)		142,600	529,780
Avic Aviation High-Technology Co. Ltd. (A Series)		111,400	413,179
AVIC Capital Co. Ltd. (A Shares)		584,900	350,570
AVIC Electromechanical Systems Co. Ltd. (A Shares)		200,500	301,981
AVIC Jonhon OptronicTechnology Co. Ltd.		56,300	592,961
AVIC Shenyang Aircraft Co. Ltd. (A Shares)		59,600	531,599
AviChina Industry & Technology Co. Ltd. (H Shares)		2,342,000	1,507,515
Avicopter PLC (A Shares)		35,900	282,275
Bank of Beijing Co. Ltd. (A Shares)		909,300	668,613
Bank of Chengdu Co. Ltd. (A Shares)		202,100	372,450
Bank of China Ltd.:
(A Shares)		1,564,300	785,352
(H Shares)		73,977,024	29,427,956
Bank of Communications Co. Ltd.:
(A Shares)		753,200	559,650
(H Shares)		9,421,200	6,027,919
Bank of Hangzhou Co. Ltd. (A Shares)		306,931	784,219
Bank of Jiangsu Co. Ltd. (A Shares)		715,260	781,168
Bank of Nanjing Co. Ltd. (A Shares)		590,500	836,469
Bank of Ningbo Co. Ltd. (A Shares)		301,400	1,966,189
Bank of Shanghai Co. Ltd. (A Shares)		685,000	865,575
Baoshan Iron & Steel Co. Ltd. (A Shares)		1,355,400	1,806,921
BBMG Corp. (A Shares)		477,800	205,188
Beijing BDStar Navigation Co. Ltd. (A Shares) (b)		26,800	168,165
Beijing Capital International Airport Co. Ltd. (H Shares)		1,812,000	1,317,988
Beijing Dabeinong Technology Group Co. Ltd. (A Shares)		239,800	301,903
Beijing E-Hualu Information Technology Co. Ltd. (A Shares)		39,800	151,183
Beijing Enlight Media Co. Ltd. (A Shares)		153,700	308,896
Beijing Kunlun Tech Co. Ltd. (A Shares)		67,500	193,423
Beijing New Building Materials PLC (A Shares)		87,000	620,363
Beijing Oriental Yuhong Waterproof Technology Co. Ltd. (A Shares)		124,000	1,106,394
Beijing Originwater Technology Co. Ltd. (A Shares)		167,400	181,791
Beijing Shiji Information Technology Co. Ltd. (A Shares)		46,200	203,755
Beijing Shunxin Agriculture Co. Ltd.		38,600	296,052
Beijing Sinnet Technology Co. Ltd. (A Shares)		72,700	158,349
Beijing Thunisoft Corp. Ltd. (A Shares)		48,300	133,555
Beijing Tiantan Biological Products Corp. Ltd. (A Shares)		67,080	373,870
Beijing Yanjing Brewery Co. Ltd. (A Shares)		219,300	250,348
Beijing-Shanghai High Speed Railway Co. Ltd. (A Shares)		520,700	472,961
Betta Pharmaceuticals Co. Ltd. (A Shares)		21,800	360,331
BGI Genomics Co. Ltd.		22,000	439,184
BOE Technology Group Co. Ltd. (A Shares)		1,715,800	1,942,815
By-Health Co. Ltd. (A Shares)		80,300	405,624
BYD Co. Ltd.:
(A Shares)		24,500	600,134
(H Shares)		817,000	16,989,131
C&S Paper Co. Ltd. (A Shares)		75,600	360,161
Caitong Securities Co. Ltd.		209,200	322,841
Cansino Biologics, Inc. (H Shares) (b)(d)		68,800	3,445,425
CGN Power Co. Ltd. (H Shares) (d)		9,512,000	2,191,945
Chacha Food Co. Ltd. (A Shares)		27,900	232,518
Changchun High & New Technology Industry Group, Inc. (A Shares)		20,600	1,583,465
Changjiang Securities Co. Ltd. (A Shares)		305,600	341,785
Changzhou Xingyu Automotive Lighting Systems Co. Ltd. (A Shares)		14,900	447,403
Chaozhou Three-Circle Group Co. (A Shares)		93,100	622,728
Chengdu Kanghong Pharmaceutical Group Co. Ltd. (A Shares)		36,700	122,399
Chifeng Jilong Gold Mining Co. Ltd. (A Shares) (b)		89,800	210,299
China Aerospace Times Electronics Co. Ltd. (A Shares)		149,500	157,733
China Avionics Systems Co. Ltd. (A Shares)		77,100	179,009
China Bohai Bank Co. Ltd. (H Shares) (d)		1,780,500	804,552
China Cinda Asset Management Co. Ltd. (H Shares)		8,228,000	1,620,655
China CITIC Bank Corp. Ltd.:
(A Shares)		308,300	246,697
(H Shares)		7,714,293	4,041,991
China Communications Services Corp. Ltd. (H Shares)		2,476,000	1,074,200
China Construction Bank Corp.:
(A Shares)		1,574,400	1,636,783
(H Shares)		87,806,649	69,309,445
China Eastern Airlines Corp. Ltd. (A Shares)		729,400	588,162
China Everbright Bank Co. Ltd.:
(A Shares)		1,635,600	955,058
(H Shares)		3,687,000	1,542,628
China Film Co. Ltd. (A Shares)		86,700	189,378
China Fortune Land Development Co. Ltd. (A Shares)		202,930	174,607
China Galaxy Securities Co. Ltd. (H Shares)		3,905,500	2,327,890
China Gezhouba Group Co. Ltd. (A Shares)		243,700	267,662
China Great Wall Securities Co. Ltd. (A Shares)		112,800	175,469
China Greatwall Technology Group Co. Ltd. (A Shares)		152,400	278,033
China Huarong Asset Management Co. Ltd. (c)(d)		8,859,000	1,163,294
China International Capital Corp. Ltd. (b)		58,800	453,523
China International Capital Corp. Ltd. (H Shares) (d)		1,236,000	3,106,011
China International Travel Service Corp. Ltd. (A Shares)		104,300	5,026,733
China Jushi Co. Ltd. (A Shares)		184,900	514,698
China Life Insurance Co. Ltd.:
(A Shares)		112,700	575,730
(H Shares)		6,999,000	14,188,024
China Longyuan Power Grid Corp. Ltd. (H Shares)		2,919,000	4,298,975
China Merchants Bank Co. Ltd.:
(A Shares)		442,700	3,603,968
(H Shares)		4,240,191	34,198,831
China Merchants Energy Shipping Co. Ltd. (A Shares)		358,800	272,142
China Merchants Property Operation & Service Co. Ltd. (A Shares)		60,900	198,500
China Merchants Securities Co. Ltd. (A Shares)		375,100	1,084,710
China Merchants Shekou Industrial Zone Holdings Co. Ltd. (A Shares)		338,300	607,252
China Minsheng Banking Corp. Ltd.:
(A Shares)		1,905,200	1,383,246
(H Shares)		5,335,832	2,740,816
China Molybdenum Co. Ltd.:
(A Shares)		384,300	344,911
(H Shares)		3,891,000	2,639,834
China National Accord Medicines Corp. Ltd. (A Shares)		22,200	143,347
China National Building Materials Co. Ltd. (H Shares)		3,594,000	5,209,802
China National Chemical Engineering Co. Ltd. (A Shares)		327,100	318,333
China National Medicines Corp. Ltd. (A Shares)		40,000	227,821
China National Nuclear Power Co. Ltd. (A Shares)		808,100	651,623
China National Software & Service Co. Ltd. (A Shares)		27,000	192,610
China Northern Rare Earth Group High-Tech Co. Ltd. (b)		184,600	580,306
China Oilfield Services Ltd. (H Shares)		1,744,000	1,607,549
China Pacific Insurance (Group) Co. Ltd.		109,600	556,846
China Pacific Insurance (Group) Co. Ltd. (H Shares)		2,871,600	10,388,074
China Petroleum & Chemical Corp.:
(A Shares)		425,000	280,992
(H Shares)		23,375,800	11,529,078
China Railway Group Ltd.:
(A Shares)		1,068,000	889,244
(H Shares)		4,482,000	2,319,544
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd. (A Shares)		60,700	234,323
China Shenhua Energy Co. Ltd.:
(A Shares)		31,000	91,992
(H Shares)		3,493,000	7,275,546
China Shipbuilding Industry Co. (A Shares) (b)		1,070,500	676,349
China South Publishing & Media Group Co. Ltd. (A Shares)		134,474	212,092
China Southern Airlines Ltd.:
(A Shares) (b)		690,000	676,836
(H Shares) (b)		942,000	640,309
China State Construction Engineering Corp. Ltd. (A Shares)		2,104,040	1,605,616
China Tower Corp. Ltd. (H Shares) (d)		40,764,000	5,877,594
China TransInfo Technology Co. Ltd. (A Shares)		83,100	192,169
China Vanke Co. Ltd.:
(A Shares)		588,900	2,562,650
(H Shares)		1,506,200	5,274,197
China Yangtze Power Co. Ltd. (A Shares)		1,106,800	3,414,350
China Zheshang Bank Co. Ltd.		528,200	322,297
Chongqing Brewery Co. Ltd. (A Shares)		25,500	619,941
Chongqing Changan Automobile Co. Ltd. (A Shares) (b)		229,200	579,594
Chongqing Fuling Zhacai Group Co. Ltd. Group (A Shares)		42,300	261,047
Chongqing Rural Commercial Bank Co. Ltd.:
(A Shares)		198,300	127,125
(H Shares)		2,615,000	1,110,939
Chongqing Zhifei Biological Products Co. Ltd. (A Shares)		80,900	2,817,472
CITIC Securities Co. Ltd.:
(A Shares)		52,700	194,160
(H Shares)		2,739,000	6,607,944
Contemporary Amperex Technology Co. Ltd.		122,800	7,363,447
COSCO Shipping Energy Transportation Co. Ltd. (A Shares)		293,500	276,113
COSCO SHIPPING Holdings Co. Ltd.:
(A Shares) (b)		369,900	1,044,531
(H Shares) (b)		2,599,000	4,650,780
CSC Financial Co. Ltd. (A Shares)		140,000	618,738
Da An Gene Co. Ltd. of Sun Yat-Sen University (A Shares)		49,900	258,461
Daqin Railway Co. Ltd. (A Shares)		729,000	774,777
DaShenLin Pharmaceutical Group Co. Ltd.		34,500	403,011
DHC Software Co. Ltd. (A Shares)		149,900	158,155
Dong E-E-Jiao Co. Ltd. (A Shares)		53,400	293,252
Dongfang Electric Corp. Ltd. (A Shares)		139,524	245,490
Dongfeng Motor Group Co. Ltd. (H Shares)		2,514,000	2,184,609
Dongxing Securities Co. Ltd. (A Shares)		195,900	312,000
East Group Co. Ltd. (A Shares)		122,800	118,750
East Money Information Co. Ltd. (A Shares)		437,540	2,179,082
Ecovacs Robotics Co. Ltd. Class A (b)		31,300	793,004
Eve Energy Co. Ltd. (A shares)		94,729	1,297,539
Everbright Securities Co. Ltd. (A Shares)		198,200	458,951
Fangda Carbon New Material Co. Ltd. (A Shares)		224,487	308,286
FAW Jiefang Group Co. Ltd. (A Shares) (b)		156,700	267,723
Fiberhome Telecommunication Technologies Co. Ltd. (A Shares)		58,500	161,308
Financial Street Holdings Co. Ltd. (A Shares)		177,500	170,001
First Capital Securities Co. Ltd. (A Shares)		221,400	223,332
Focus Media Information Technology Co. Ltd. (A Shares)		732,640	1,220,029
Foshan Haitian Flavouring & Food Co. Ltd. (A Shares)		150,480	3,940,119
Founder Securities Co. Ltd. (A Shares) (b)		428,400	609,495
Foxconn Industrial Internet Co. Ltd. (A Shares)		658,294	1,399,262
Fu Jian Anjoy Foods Co. Ltd. (A Shares)		13,100	509,956
Fujian Sunner Development Co. Ltd. A Shares		72,200	294,890
Fuyao Glass Industries Group Co. Ltd.:
(A Shares)		38,900	308,448
(H Shares) (d)		538,000	3,127,122
G-bits Network Technology Xiamen Co. Ltd. (A Shares)		4,200	297,150
GCL System Integration Technology Co. Ltd. (b)		270,800	130,098
GEM Co. Ltd. (A Shares)		254,300	392,832
Gemdale Corp. (A Shares)		245,600	446,166
GF Securities Co. Ltd.:
(A Shares)		70,600	161,954
(H Shares)		1,637,200	2,373,258
Giant Network Group Co. Ltd. (A Shares)		91,000	192,585
Gigadevice Semiconductor Beijing, Inc. (A Shares)		23,560	703,252
GoerTek, Inc. (A Shares)		164,400	957,423
Great Wall Motor Co. Ltd.:
(A Shares)		81,100	418,811
(H Shares)		2,904,000	7,185,463
Greenland Holdings Corp. Ltd. (A Shares)		497,600	435,837
GRG Banking Equipment Co. Ltd. (A Shares)		127,700	254,867
Guangdong Haid Group Co. Ltd. (A Shares)		81,600	1,051,277
Guangdong HEC Technology Holding Co. Ltd. (A Shares) (b)		129,700	93,967
Guangdong Hongda Blasting Co. Ltd. (A Shares)		40,600	174,228
Guangdong Kinlong Hardware Products Co. Ltd. (A Shares)		17,200	503,180
Guangdong Xinbao Electrical Appliances Holdings Co. Ltd.		36,200	209,366
Guanghui Energy Co. Ltd. (A Shares) (b)		376,500	177,389
Guangzhou Automobile Group Co. Ltd.		12,200	21,032
Guangzhou Automobile Group Co. Ltd. (H Shares)		2,687,526	2,293,881
Guangzhou Baiyun International Airport Co. Ltd. (A Shares)		149,400	280,637
Guangzhou Baiyunshan Pharma Health (A Shares)		79,500	376,285
Guangzhou Haige Communications Group (A Shares)		113,500	174,103
Guangzhou Kingmed Diagnostics Group Co. Ltd. (A Shares)		24,900	554,927
Guangzhou R&F Properties Co. Ltd. (H Shares)		1,406,000	1,799,188
Guangzhou Shiyuan Electronic Technology Co. Ltd. (A Shares)		33,100	681,686
Guangzhou Tinci Materials Technology Co. Ltd. (A Shares)		51,170	532,766
Guangzhou Wondfo Biotech Co. Ltd. (A Shares)		18,900	296,135
Guangzhou Yuexiu Financial Holdings Group Co. Ltd. (A Shares)		98,500	196,133
Guolian Securities Co. Ltd. (b)		84,200	180,535
Guosen Securities Co. Ltd. (A Shares)		211,600	343,215
Guotai Junan Securities Co. Ltd.:
(A Shares)		299,900	767,181
(H Shares) (d)		209,800	298,721
Guoxuan High Tech Co. Ltd. (A Shares) (b)		69,900	375,118
Guoyuan Securities Co. Ltd. (A Shares)		276,900	328,507
Haier Smart Home Co. Ltd. (b)		1,847,200	7,990,206
Haier Smart Home Co. Ltd. (A Shares)		326,100	1,668,911
Haitong Securities Co. Ltd.:
(A Shares)		65,000	111,153
(H Shares)		3,176,000	2,841,647
Hanergy Mobile Energy Holding (b)(c)		1,902,000	2
Hangzhou First Applied Material Co. Ltd. (A Shares)		33,500	473,300
Hangzhou Robam Appliances Co. Ltd. (A Shares)		60,000	355,635
Hangzhou Silan Microelectronics Co. Ltd. (A Shares)		79,400	441,677
Hangzhou Tigermed Consulting Co. Ltd.:
(A Shares)		102,907	2,487,986
(H Shares) (b)(d)		24,800	487,204
Hefei Meiya Optoelectronic Technology, Inc. (A Shares)		94,900	703,962
Heilongjiang Agriculture Co. Ltd. (A Shares)		97,800	228,882
Henan Billions Chemicals Co. Ltd. (A Shares)		97,800	511,397
Henan Shuanghui Investment & Development Co. Ltd. (A Shares)		145,200	821,832
Hengli Petrochemical Co. Ltd. (A Shares)		299,060	1,369,758
Hengtong Optic-electric Co. Ltd. (A Shares)		104,200	186,235
Hengyi Petrochemical Co. Ltd. (A Shares)		197,110	401,010
Hesteel Co. Ltd. (A Shares) (b)		773,200	304,574
Hithink RoyalFlush Information Network Co. Ltd. (A Shares)		27,400	459,665
Hongfa Technology Co. Ltd. (A Shares)		39,800	343,804
Huaan Securities Co. Ltd. (A Shares)		197,600	185,894
Huadian Power International Corp. Ltd. (A Shares)		448,900	235,770
Huadong Medicine Co. Ltd. (A Shares)		93,060	756,728
Huagong Tech Co. Ltd. (A Shares)		57,600	179,558
Hualan Biological Engineer, Inc. (A Shares)		94,650	615,258
Huaneng Power International, Inc.:
(A Shares)		400,100	260,821
(H Shares)		3,502,000	1,262,348
Huatai Securities Co. Ltd.:
(A Shares)		217,500	534,888
(H Shares) (d)		1,743,600	2,491,579
HUAXI Securities Co. Ltd.		156,800	226,232
Huaxia Bank Co. Ltd. (A Shares)		695,800	670,702
Huaxin Cement Co. Ltd. (A Shares)		72,800	246,959
Huayu Automotive Systems Co. Ltd. (A Shares)		159,000	641,551
Hubei Biocause Pharmaceutical Co. Ltd. (A Shares)		191,400	112,945
Hubei Jumpcan Pharmaceutical Co. Ltd. (A Shares)		52,300	155,765
Hunan Valin Steel Co. Ltd. (A Shares)		314,400	381,738
Hundsun Technologies, Inc. (A Shares)		54,550	774,326
iFlytek Co. Ltd. (A Shares)		115,700	910,980
Industrial & Commercial Bank of China Ltd.:
(A Shares)		1,310,600	1,038,600
(H Shares)		58,034,008	37,804,008
Industrial Bank Co. Ltd. (A Shares)		1,154,000	3,875,486
Industrial Securities Co. Ltd. (A Shares)		491,400	690,017
Ingenic Semiconductor Co. Ltd. (A Shares) (b)		19,600	213,455
Inner Mongoli Yili Industries Co. Ltd. (A Shares)		303,700	1,921,142
Inner Mongolia Baotou Steel Union Co. Ltd. (A Shares) (b)		2,285,300	518,945
Inner Mongolia First Machinery Group Co. Ltd. (A Shares)		136,800	218,931
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd. (A Shares)		454,000	406,065
Inspur Electronic Information Industry Co. Ltd. (A Shares)		70,834	295,547
Intco Medical Technology Co. Ltd. (A Shares)		17,600	463,687
JA Solar Technology Co. Ltd. (A Shares) (b)		55,800	224,545
Jafron Biomedical Co. Ltd. (A Shares)		41,600	620,128
Jason Furniture Hangzhou Co. Ltd. (A Shares)		33,100	410,331
JCET Group Co. Ltd. (A Shares) (b)		110,300	627,024
Jiangsu Changshu Rural Commercial Bank Co. Ltd.		165,700	177,641
Jiangsu Expressway Co. Ltd. (H Shares)		1,058,000	1,247,630
Jiangsu Hengli Hydraulic Co. Ltd.		67,332	894,501
Jiangsu Hengrui Medicine Co. Ltd. (A Shares)		312,472	4,059,457
Jiangsu King's Luck Brewery JSC Ltd. (A Shares)		64,600	533,186
Jiangsu Shagang Co. Ltd. (A Shares)		117,500	178,605
Jiangsu Yanghe Brewery JSC Ltd. (A Shares)		75,600	2,248,088
Jiangsu Yangnong Chemical Co. Ltd. (A Shares)		17,600	304,557
Jiangsu Yuyue Medical Equipment & Supply Co. Ltd. (A Shares)		56,900	279,512
Jiangsu Zhongnan Construction Group Co. Ltd. (A Shares)		216,000	236,237
Jiangsu Zhongtian Technology Co. Ltd. (A Shares)		167,400	264,282
Jiangxi Copper Co. Ltd. (H Shares)		1,314,000	3,214,058
Jiangxi Ganfeng Lithium Co. Ltd.		56,600	957,308
Jiangxi Zhengbang Technology Co. Ltd. (A Shares)		130,400	296,716
Jilin Aodong Pharmaceutical Group Co. Ltd. (A Shares)		93,304	219,369
Jinke Properties Group Co. Ltd. (A Shares)		268,300	273,543
Jinyu Bio-Technology Co. Ltd. (A Shares)		67,900	228,868
JiuGui Liquor Co. Ltd. (A Shares)		17,400	534,136
Joincare Pharmaceutical Group Industry Co. Ltd. (A Shares)		132,100	299,972
Jointown Pharmaceutical Group (A Shares) (b)		111,500	291,948
Jonjee Hi-Tech Industrial & Commercial Holding Co. Ltd. (A Shares)		41,000	295,648
Joyoung Co. Ltd. (A Shares)		40,000	196,493
Juewei Food Co. Ltd.		31,000	413,317
Kingfa Sci & Tech Co. Ltd. (A Shares)		145,100	510,601
Kuang-Chi Technologies Co. Ltd. (A Shares) (b)		110,100	319,917
Kweichow Moutai Co. Ltd. (A Shares)		66,200	20,521,949
Lakala Payment Co. Ltd. (A Shares)		42,500	214,420
Laobaixing Pharmacy Chain JSC (A Shares)		21,800	180,670
Legend Holdings Corp. rights (b)(c)		9,446	1,581
Lens Technology Co. Ltd. (A Shares)		293,800	1,185,911
Leo Group Co. Ltd. (A Shares)		389,100	147,862
Lepu Medical Technology Beijing Co. Ltd. (A Shares)		85,600	424,331
Leyard Optoelectronic Co. Ltd. (A Shares)		166,100	183,971
Liaoning Chengda Co. Ltd. (A Shares)		81,100	282,381
Lingyi iTech Guangdong Co. (A Shares)		294,900	375,373
Livzon Pharmaceutical Group, Inc. (A Shares)		44,700	324,539
LONGi Green Energy Technology Co. Ltd.		189,530	2,910,216
Luenmei Quantum Co. Ltd. (A Shares)		100,100	140,559
Luxshare Precision Industry Co. Ltd. (A Shares)		349,582	1,995,914
Luzhou Laojiao Co. Ltd. (A Shares)		73,800	2,913,695
Maccura Biotechnology Co. Ltd. (A Shares)		29,100	213,704
Mango Excellent Media Co. Ltd. (A Shares)		91,394	960,742
Maxscend Microelectronics Co. Ltd. (A Shares)		13,860	914,694
Meinian Onehealth Healthcare Holdings Co. Ltd. (A Shares) (b)		207,764	394,763
Metallurgical Corp. China Ltd. (A Shares)		904,300	430,253
Midea Group Co. Ltd. (A Shares)		210,700	2,609,380
Muyuan Foodstuff Co. Ltd. (A Shares)		204,450	3,572,309
Nanji E-Commerce Co. Ltd. (A Shares)		130,100	162,386
Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd.		42,230	300,408
Nanjing Securities Co. Ltd. (A Shares)		200,400	303,688
Nanyang Topsec Technologies Group, Inc. (b)		61,400	171,865
NARI Technology Co. Ltd. (A Shares)		231,400	1,143,149
NAURA Technology Group Co. Ltd.		25,000	639,608
NavInfo Co. Ltd. (A Shares)		97,500	214,324
New China Life Insurance Co. Ltd.		69,700	523,383
New China Life Insurance Co. Ltd. (H Shares)		855,400	3,298,153
New Hope Liuhe Co. Ltd. (A Shares)		216,300	555,326
Ninestar Corp. (A Shares)		53,500	209,752
Ningbo Joyson Electronic Corp. (A shares)		75,500	211,449
Ningbo Tuopu Group Co. Ltd. (A Shares)		56,700	296,923
Nongfu Spring Co. Ltd. (H Shares) (a)(d)		272,200	1,441,992
Northeast Securities Co. Ltd. (A Shares)		122,300	155,296
O-film Tech Co. Ltd. (A Shares)		140,800	184,442
Oceanwide Holdings Co., Ltd. (A Shares)		290,100	123,237
Offcn Education Technology Co. A Shares		85,200	335,614
Offshore Oil Enginering Co. Ltd. (A Shares)		155,000	104,155
Oppein Home Group, Inc. (A Shares)		22,400	577,172
Orient Securities Co. Ltd. (A Shares)		349,900	476,190
Ovctek China, Inc. (A Shares)		31,950	573,308
Pangang Group Vanadium Titanium & Resources Co. Ltd. (A Shares) (b)		432,800	149,092
People's Insurance Co. of China Group Ltd.:
(A Shares)		1,346,000	1,260,023
(H Shares)		6,827,000	2,337,848
Perfect World Co. Ltd. (A Shares)		100,450	330,670
PetroChina Co. Ltd. (H Shares)		21,566,000	7,857,073
Pharmaron Beijing Co. Ltd. (H Shares) (d)		114,100	2,366,388
PICC Property & Casualty Co. Ltd. (H Shares)		6,312,001	6,200,067
Ping An Bank Co. Ltd. (A Shares)		969,000	3,486,215
Ping An Insurance Group Co. of China Ltd.:
(A Shares)		634,877	7,110,309
(H Shares)		5,494,000	59,897,092
Poly Developments & Holdings (A Shares)		612,600	1,324,847
Poly Property Development Co. Ltd. (H Shares)		115,800	847,508
Postal Savings Bank of China Co. Ltd.		1,355,100	1,065,491
Postal Savings Bank of China Co. Ltd. (H Shares) (d)		9,411,000	6,130,432
Power Construction Corp. of China Ltd. (A Shares)		798,039	470,921
Proya Cosmetics Co. Ltd. (A Shares)		11,000	310,535
Qianhe Condiment and Food Co. Ltd. (A Shares)		39,000	198,208
Qingdao Rural Commercial Bank Corp. (A Shares)		280,900	186,153
Risesun Real Estate Development Co. Ltd. (A Shares)		266,500	253,594
Rongsheng Petrochemical Co. Ltd. (A Shares)		290,700	1,272,191
SAIC Motor Corp. Ltd. (A Shares)		389,100	1,205,738
Sanan Optoelectronics Co. Ltd. (A Shares)		224,300	869,689
Sangfor Technologies, Inc.		21,200	895,650
Sanquan Food Co. Ltd. (A Shares)		45,600	140,178
Sany Heavy Industry Co. Ltd. (A Shares)		425,500	2,029,727
SDIC Capital Co. Ltd.		184,200	368,485
SDIC Power Holdings Co. Ltd. (A Shares)		386,200	590,620
Sealand Securities Co. Ltd. (A Shares)		393,590	255,969
Seazen Holdings Co. Ltd. (A Shares)		115,800	805,690
SF Holding Co. Ltd. (A Shares)		257,800	2,562,668
SG Micro Corp. (A Shares)		7,900	320,100
Shaanxi Coal Industry Co. Ltd. (A Shares)		431,500	749,884
Shandong Buchang Pharmaceuticals Co. Ltd. (A Shares)		100,770	355,540
Shandong Gold Mining Co. Ltd.:
(A Shares)		544,923	1,629,676
(H Shares) (d)		134,500	246,914
Shandong Hualu Hengsheng Chemical Co. Ltd. (A Shares)		88,000	530,297
Shandong Linglong Tyre Co. Ltd. (A Shares)		67,900	582,869
Shandong Nanshan Aluminum Co. Ltd. (A Shares)		751,200	443,282
Shandong Pharmaceutical Glass Co. Ltd. (A Shares)		32,400	205,006
Shandong Sinocera Functional Material Co. Ltd. (A Shares)		52,000	397,621
Shandong Sun Paper Industry JSC Ltd. (A Shares)		141,300	349,676
Shandong Weigao Medical Polymer Co. Ltd. (H Shares)		2,328,000	5,220,786
Shanghai Bairun Investment Holding Group Co. Ltd. (A Shares)		28,900	555,901
Shanghai Baosight Software Co. Ltd. (A Shares)		45,800	448,555
Shanghai Construction Group Co. Ltd. (A Shares)		537,633	240,849
Shanghai Electric Group Co. Ltd. (A Shares) (b)		779,100	615,000
Shanghai Electric Power Co. Ltd. (A Shares)		186,700	203,038
Shanghai Fosun Pharmaceutical (Group) Co. Ltd.:
(A Shares)		58,600	545,310
(H Shares)		553,000	3,513,315
Shanghai International Airport Co. Ltd. (A Shares)		53,472	405,903
Shanghai International Port Group Co. Ltd. (A Shares)		568,400	406,533
Shanghai Jahwa United Co. Ltd. (A Shares)		38,300	349,069
Shanghai Jinjiang International Hotels Co. Ltd. (A Shares)		46,300	437,717
Shanghai Lingang Holdings Corp. Ltd. (A Shares)		76,300	242,566
Shanghai Lujiazui Finance Trust Ltd. (B Shares)		1,014,843	916,403
Shanghai M&G Stationery, Inc. (A Shares)		49,400	697,484
Shanghai Oriental Pearl Media Co. Ltd.		189,390	257,455
Shanghai Pharmaceuticals Holding Co. Ltd.:
(A Shares)		441,600	1,526,687
(H Shares)		605,500	1,378,165
Shanghai Pudong Development Bank Co. Ltd. (A Shares)		1,436,500	2,230,142
Shanghai Putailai New Energy Technology Co. Ltd.		31,640	396,239
Shanghai RAAS Blood Products Co. Ltd. (A Shares)		309,400	381,881
Shanghai Yuyuan Tourist Mart Group Co. Ltd.		160,700	292,678
Shanghai Zhangjiang High Ltd. (A Shares)		93,000	261,035
Shanxi Lu'an Environmental Energy Development Co. Ltd. (A Shares)		187,000	258,539
Shanxi Meijin Energy Co. Ltd. (A Shares) (b)		224,900	273,069
Shanxi Securities Co. Ltd. (A Shares)		332,800	343,930
Shanxi Taigang Stainless Steel Co. Ltd. (A Shares)		381,000	374,908
Shanxi Xinghuacun Fen Wine Factory Co. Ltd. (A Shares)		44,200	2,801,120
Shanxi Xishan Coal & Electricity Power Co. Ltd. (A Shares)		306,280	266,372
Shenergy Co. Ltd. (A Shares)		316,871	277,541
Shengyi Technology Co. Ltd.		117,200	422,380
Shennan Circuits Co. Ltd. (A Shares)		24,640	302,143
Shenwan Hongyuan Group Co. Ltd. (A Shares)		1,136,100	793,261
Shenzhen Airport Co. Ltd. (A Shares)		137,500	181,181
Shenzhen Capchem Technology Co. Ltd. (A Shares)		22,900	272,458
Shenzhen Energy Group Co. Ltd. (A Shares)		351,298	459,642
Shenzhen Goodix Technology Co. Ltd. (A Shares)		21,500	377,956
Shenzhen Hepalink Pharmaceutical Group Co. Ltd. (A Shares)		63,700	159,410
Shenzhen Inovance Technology Co. Ltd. (A Shares)		87,400	1,207,682
Shenzhen Kaifa Technology Co. Ltd. (A Shares)		82,500	220,093
Shenzhen Kangtai Biological Products Co. Ltd.		34,800	971,400
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. (A Shares)		50,800	3,659,625
Shenzhen MTC Co. Ltd. (A Shares) (b)		244,600	219,152
Shenzhen Overseas Chinese Town Co. Ltd. (A Shares)		466,400	670,763
Shenzhen Salubris Pharmaceuticals Co. Ltd. (A Shares)		66,500	375,876
Shenzhen SC New Energy Technology Corp. (A Shares)		17,000	290,078
Shenzhen Sunway Communication Co. Ltd. (A Shares)		51,700	224,498
Shijiazhuang Yiling Pharmaceutical Co. Ltd. (A Shares)		72,900	315,879
Siasun Robot & Automation Co. Ltd. (A Shares) (b)		71,500	106,585
Sichuan Chuantou Energy Co. Ltd. (A Shares)		269,300	468,420
Sichuan Kelun Pharmaceutical Co. Ltd. (A Shares)		89,500	300,430
Sichuan Swellfun Co. Ltd. (A Shares)		25,200	398,233
Sinolink Securities Co. Ltd. (A Shares)		163,400	305,168
Sinoma Science & Technology Co. Ltd. (A Shares)		94,800	321,589
Sinopec Shanghai Petrochemical Co. Ltd. (A Shares)		366,600	207,835
Sinopharm Group Co. Ltd. (H Shares)		1,249,200	3,875,732
Sinotrans Ltd.		364,805	275,006
SKSHU Paint Co. Ltd. (A Shares)		14,200	519,742
Songcheng Performance Development Co. Ltd. (A Shares)		144,152	483,884
Soochow Securities Co. Ltd. (A Shares)		223,250	273,135
Southwest Securities Co. Ltd. (A Shares)		376,000	261,373
Spring Airlines Co. Ltd. (A Shares)		63,300	628,746
STO Express Co. Ltd.		69,600	92,463
Sungrow Power Supply Co. Ltd. (A Shares)		74,900	1,040,165
Suning.com Co. Ltd. (A Shares)		466,600	480,043
Sunshine City Group Co. Ltd. (A Shares)		203,800	180,393
Sunwoda Electronic Co. Ltd. (A Shares)		81,900	272,262
Suofeiya Home Collection Co. Ltd. (A Shares)		25,900	116,507
Suzhou Dongshan Precision Manufacturing Co. Ltd. (A Shares)		89,400	240,849
Suzhou Gold Mantis Consolidated Co. Ltd.		162,600	232,340
Tangshan Jidong Cement Co. Ltd. A Shares		83,300	180,407
TBEA Co. Ltd. (A Shares)		214,500	408,556
TCL Corp. (A Shares)		698,900	971,669
The Pacific Securities Co. Ltd. (A Shares) (b)		498,700	285,808
Thunder Software Technology Co. Ltd. (A Shares)		22,800	473,188
Tianfeng Securities Co. Ltd. (A Shares)		368,800	268,332
Tianjin 712 Communication & Broadcasting Co. Ltd.		42,400	202,126
Tianjin Chase Sun Pharmaceutical Co. Ltd. (A Shares)		188,800	127,451
Tianjin Zhonghuan Semiconductor Co. Ltd. (A Shares)		156,300	667,115
Tianma Microelectronics Co. Ltd. (A Shares)		100,300	215,366
Tianshui Huatian Technology Co. Ltd. (A Shares)		145,200	287,103
Toly Bread Co. Ltd.		26,900	204,654
TongFu Microelectronics Co. Ltd. (A Shares) (b)		71,400	235,702
Tonghua Dongbao Pharmaceutical Co. Ltd. (A Shares)		126,700	259,330
Tongkun Group Co. Ltd. (A Shares)		104,500	369,507
Tongling Nonferrous Metals Group Co. Ltd. (A Shares)		843,700	371,444
Tongwei Co. Ltd. (A Shares)		217,900	1,185,853
Topchoice Medical Corp. (b)		16,900	817,654
Transfar Zhilian Co. Ltd.		197,838	186,729
TravelSky Technology Ltd. (H Shares)		869,000	1,908,550
Tsingtao Brewery Co. Ltd.:
(A Shares)		52,600	739,496
(H Shares)		408,000	3,703,003
Unigroup Guoxin Microelectronics Co. Ltd.		30,800	557,193
Unisplendour Corp. Ltd. (A Shares)		142,680	402,682
Universal Scientific Industrial Shanghai Co. Ltd. (A Shares)		76,000	190,191
Visionox Technology, Inc. (A Shares) (b)		68,800	99,903
Walvax Biotechnology Co. Ltd. (A Shares)		80,900	781,069
Wangfujing Group Co. Ltd.		40,700	209,929
Wangsu Science & Technology Co. Ltd. (A Shares)		146,900	125,943
Wanhua Chemical Group Co. Ltd. (A Shares)		158,500	2,515,531
Weichai Power Co. Ltd.:
(A Shares)		182,100	509,436
(H Shares)		1,962,800	4,543,267
Weifu High-Technology Group Co. Ltd. (A Shares)		63,800	240,279
Weihai Guangwei Composites Co. Ltd. (A Shares)		28,500	278,022
Wens Foodstuffs Group Co. Ltd. (A Shares)		306,820	682,033
Western Securities Co. Ltd. (A Shares)		245,300	319,438
Will Semiconductor Ltd.		43,000	2,009,412
Wingtech Technology Co. Ltd. (A Shares)		62,000	816,961
Winning Health Technology Group Co. Ltd. (A Shares)		117,490	274,963
Wuchan Zhongda Group Co. Ltd.		226,000	161,291
Wuhan Guide Infrared Co. Ltd. (A Shares)		84,680	456,135
Wuhan Humanwell Hi-Tech Industry Co. Ltd.		76,900	391,063
Wuhu Sanqi Interactive Entertainment Network Technology Group Co. Ltd. (A Shares)		108,600	370,080
Wuhu Token Science Co. Ltd. (A Shares)		130,800	152,753
Wuliangye Yibin Co. Ltd. (A Shares)		209,300	9,214,567
WUS Printed Circuit Kunshan Co. Ltd. (A Shares)		86,400	193,261
WuXi AppTec Co. Ltd.		97,580	2,392,960
WuXi AppTec Co. Ltd. (H Shares) (d)		273,412	6,465,937
Wuxi Lead Intelligent Equipment Co. Ltd. (A Shares)		45,300	618,602
Wuxi Taiji Industry Co. Ltd. (A Shares)		109,600	131,550
XCMG Construction Machinery Co. Ltd. (A Shares)		402,100	458,407
Xiamen C&D, Inc. (A Shares)		136,200	170,631
Xiamen Intretech, Inc.		40,630	255,322
Xiamen Tungsten Co. Ltd. (A Shares)		77,800	232,072
Xinhu Zhongbao Co. Ltd. (A Shares)		534,600	254,355
Xinjiang Goldwind Science & Technology Co. Ltd.:
(A Shares)		98,100	184,728
(H Shares)		793,164	1,307,006
Yantai Eddie Precision Machinery Co. Ltd. (A Shares)		32,600	307,795
Yantai Jereh Oilfield Services (A Shares)		42,300	215,698
Yanzhou Coal Mining Co. Ltd. (H Shares)		1,616,000	1,928,528
Yealink Network Technology Corp. Ltd.		39,150	423,402
Yifan Pharmaceutical Co. Ltd. (A Shares)		83,400	230,482
Yifeng Pharmacy Chain Co. Ltd.		28,000	388,631
Yihai Kerry Arawana Holdings Co. Ltd. (A Series)		70,200	852,138
Yintai Gold Co. Ltd. (A Shares)		118,580	156,983
Yonghui Superstores Co. Ltd. (A Shares)		430,500	370,416
Yonyou Network Technology Co. Ltd. (A Shares)		169,120	867,349
Youngor Group Co. Ltd. (A Shares)		302,977	347,744
YTO Express Group Co. Ltd. (A Shares)		159,500	290,246
Yuan Longping High-tech Agriculture Co. Ltd. (A Shares) (b)		73,700	192,404
Yunda Holding Co. Ltd. (A Shares)		140,850	350,303
Yunnan Baiyao Group Co. Ltd. (A Shares)		65,800	1,093,194
Yunnan Energy New Material Co. Ltd.		45,600	947,784
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. (A Shares)		31,200	1,635,355
Zhaojin Mining Industry Co. Ltd. (H Shares)		1,085,000	984,745
Zhejiang Century Huatong Group Co. Ltd. (A Shares)		380,200	389,392
Zhejiang Chint Electric Co. Ltd. (A Shares)		111,900	575,446
Zhejiang Dahua Technology Co. Ltd. (A Shares)		166,000	601,585
Zhejiang Dingli Machinery Co. Ltd. (A Shares)		25,440	288,413
Zhejiang Expressway Co. Ltd. (H Shares)		1,250,000	1,087,831
Zhejiang Huahai Pharmaceutical Co. Ltd. (A Shares)		81,180	272,377
Zhejiang Huayou Cobalt Co. Ltd. (A Shares) (b)		59,000	745,258
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd. (A Shares)		67,100	400,931
Zhejiang Juhua Co. Ltd. (A Shares)		160,500	216,694
Zhejiang Longsheng Group Co. Ltd. (A Shares)		200,700	421,335
Zhejiang NHU Co. Ltd. (A Shares)		123,200	744,319
Zhejiang Sanhua Intelligent Controls Co. Ltd. (A Shares)		186,080	615,715
Zhejiang Semir Garment Co. Ltd. (A Shares)		115,500	208,929
Zhejiang Supor Co. Ltd.		24,800	288,858
Zhejiang Weixing New Building Materials Co. Ltd. (A Shares)		88,500	321,545
Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd.		34,200	387,619
Zhengzhou Yutong Bus Co. Ltd. (A Shares)		112,300	236,101
Zheshang Securities Co. Ltd.		187,400	329,437
ZhongAn Online P & C Insurance Co. Ltd. (H Shares) (b)(d)		346,300	2,050,761
Zhongji Innolight Co. Ltd. (A Shares)		36,700	193,946
Zhongjin Gold Co. Ltd. (A Shares)		238,900	315,901
Zhongtian Financial Group Co. Ltd. (A Shares) (b)		394,400	168,763
Zhuzhou CRRC Times Electric Co. Ltd. (H Shares)		523,800	2,090,412
Zijin Mining Group Co. Ltd.:
(A Shares)		568,800	969,161
(H Shares)		5,949,000	8,378,496
Zoomlion Heavy Industry Science and Technology Co. Ltd.:
(A Shares)		1,010,300	1,843,152
(H Shares)		438,600	607,555
ZTE Corp.:
(A Shares)		32,800	146,684
(H Shares)		1,012,536	2,534,028

TOTAL CHINA			833,128,304

Colombia - 0.0%
Bancolombia SA		192,771	1,433,981
Ecopetrol SA		5,070,955	2,985,851
Grupo de Inversiones Suramerica SA		179,833	918,018
Interconexion Electrica SA ESP		343,620	1,957,367

TOTAL COLOMBIA			7,295,217

Cyprus - 0.0%
TCS Group Holding PLC unit		110,635	6,395,889
Czech Republic - 0.0%
CEZ A/S		157,531	4,390,314
Komercni Banka A/S (b)		74,428	2,257,653
MONETA Money Bank A/S (b)(d)		535,548	1,991,722

TOTAL CZECH REPUBLIC			8,639,689

Denmark - 1.5%
A.P. Moller - Maersk A/S:
Series A		2,655	6,245,392
Series B		5,841	14,530,236
Ambu A/S Series B		150,471	8,431,670
Carlsberg A/S Series B		94,182	16,528,367
Christian Hansen Holding A/S (b)		96,940	8,911,321
Coloplast A/S Series B		110,276	18,266,070
Danske Bank A/S		627,367	11,973,466
Demant A/S (b)		98,769	4,953,300
DSV Panalpina A/S		192,364	42,902,017
Genmab A/S (b)		60,731	22,287,867
GN Store Nord A/S		118,957	10,739,093
H Lundbeck A/S		67,150	2,071,365
Novo Nordisk A/S Series B		1,592,707	117,489,984
Novozymes A/S Series B		189,560	13,493,593
ORSTED A/S (d)		175,113	25,541,913
Pandora A/S		91,574	10,393,014
Rockwool International A/S Series B		7,758	3,483,035
Tryg A/S		296,699	6,789,819
Vestas Wind Systems A/S		914,935	38,192,553

TOTAL DENMARK			383,224,075

Egypt - 0.0%
Commercial International Bank SAE		1,371,229	4,991,063
Commercial International Bank SAE sponsored GDR		105,363	385,102
Eastern Tobacco Co.		767,163	578,557
Elsewedy Electric Co.		524,089	269,407

TOTAL EGYPT			6,224,129

Finland - 0.7%
Elisa Corp. (A Shares)		131,870	7,481,536
Fortum Corp.		410,836	10,792,318
Kesko Oyj		259,686	7,911,338
Kone OYJ (B Shares)		314,235	24,684,735
Neste Oyj		392,848	23,803,996
Nokia Corp. (b)		5,256,833	24,901,392
Nordea Bank ABP (Stockholm Stock Exchange)		2,988,762	30,977,268
Orion Oyj (B Shares)		103,298	4,573,918
Sampo Oyj (A Shares)		435,387	20,681,273
Stora Enso Oyj (R Shares)		543,754	10,413,891
UPM-Kymmene Corp.		497,624	19,473,638
Wartsila Corp.		405,684	5,235,820

TOTAL FINLAND			190,931,123

France - 6.3%
Accor SA (b)		168,572	6,783,221
Aeroports de Paris SA		27,589	3,539,119
Air Liquide SA		395,781	66,650,463
Alstom SA (b)		246,661	13,470,559
Amundi SA (d)		59,120	5,266,807
Arkema SA		63,506	7,940,409
Atos Origin SA		90,928	6,189,596
AXA SA (a)		1,789,408	50,541,922
bioMerieux SA		38,807	4,615,183
BNP Paribas SA		1,042,379	66,834,991
Bollore SA		796,333	4,021,044
Bouygues SA (a)		207,475	8,889,928
Bureau Veritas SA		277,779	8,305,580
Capgemini SA		148,212	27,155,832
Carrefour SA		576,073	11,154,062
CNP Assurances (a)		160,261	2,806,294
Compagnie de St. Gobain		471,045	29,720,658
Compagnie Generale des Etablissements Michelin SCA Series B		157,548	22,797,299
Covivio		49,516	4,417,171
Credit Agricole SA		1,072,518	16,597,604
Danone SA		571,199	40,320,670
Dassault Aviation SA		2,126	2,315,721
Dassault Systemes SA		121,677	28,225,917
Edenred SA		228,637	12,960,537
EDF SA (b)		23,260	338,928
EDF SA		568,528	8,284,175
Eiffage SA		77,029	8,438,451
ENGIE		1,679,852	24,982,477
Essilor International SA		263,796	43,893,386
Eurazeo SA		36,093	3,007,122
Faurecia SA		114,164	6,162,690
Faurecia SA		2,894	155,838
Gecina SA		43,538	6,367,594
Getlink SE		403,624	6,419,949
Hermes International SCA		29,232	36,690,515
Iliad SA		13,630	2,474,387
Ipsen SA		35,297	3,413,537
Kering SA		70,114	56,182,322
Klepierre SA (a)		182,177	4,831,632
L'Oreal SA		209,576	85,815,173
L'Oreal SA (b)		23,733	9,717,961
La Francaise des Jeux SAEM (d)		77,887	3,990,922
Legrand SA		250,674	24,411,198
LVMH Moet Hennessy Louis Vuitton SE		256,750	193,422,740
Natixis SA		880,177	4,300,496
Orange SA		1,843,444	22,956,818
Orpea (b)		47,652	6,132,853
Pernod Ricard SA		194,955	40,009,459
Publicis Groupe SA		202,411	13,106,757
Remy Cointreau SA		21,552	4,306,390
Renault SA		178,666	7,201,210
Safran SA		296,590	44,283,465
Sanofi SA		1,048,846	109,963,511
Sartorius Stedim Biotech		25,671	11,789,651
Schneider Electric SA		501,795	80,064,354
SCOR SE		145,504	4,707,425
SEB SA		22,526	4,102,905
Societe Generale Series A		753,384	21,431,664
Sodexo SA (b)		8,142	813,443
Sodexo SA (b)		73,392	7,332,373
SR Teleperformance SA		54,595	21,075,989
Suez Environnement SA		312,152	7,453,155
Thales SA		95,903	9,775,082
Total SA		2,335,088	103,205,774
Ubisoft Entertainment SA (b)		84,834	6,366,303
Valeo SA		212,926	6,896,378
Veolia Environnement SA		498,108	15,863,546
VINCI SA		482,491	52,943,630
Vivendi SA		766,347	26,718,880
Wendel SA		23,421	3,117,079
Worldline SA/France (b)(d)		219,819	21,572,964

TOTAL FRANCE			1,638,013,138

Germany - 5.1%
adidas AG		176,338	54,452,806
Allianz SE		381,168	99,167,297
BASF AG		849,393	68,500,938
Bayer AG		910,287	58,900,207
Bayerische Motoren Werke AG (BMW)		301,216	30,202,220
Bechtle AG		25,122	5,114,865
Beiersdorf AG		93,839	10,591,665
Brenntag AG		140,526	12,616,991
Carl Zeiss Meditec AG		37,403	6,590,025
Commerzbank AG		928,185	6,127,464
Continental AG		102,300	13,824,766
Covestro AG (d)		170,232	11,137,675
Daimler AG (Germany)		791,498	70,464,386
Delivery Hero AG (b)(d)		120,250	19,090,543
Deutsche Bank AG (b)		1,828,705	25,516,494
Deutsche Borse AG		176,801	30,459,705
Deutsche Lufthansa AG (a)(b)		266,041	3,434,526
Deutsche Post AG		922,492	54,332,180
Deutsche Telekom AG		3,078,114	59,238,471
Deutsche Wohnen AG (Bearer)		314,206	16,998,937
E.ON AG		2,056,788	24,792,026
Evonik Industries AG		191,690	6,710,975
Fresenius Medical Care AG & Co. KGaA		132,835	10,577,161
Fresenius Medical Care AG & Co. KGaA sponsored ADR (a)		128,132	5,111,185
Fresenius SE & Co. KGaA		383,943	18,870,023
GEA Group AG		140,449	6,164,889
Hannover Reuck SE		55,206	10,207,923
HeidelbergCement AG		137,975	12,643,407
HelloFresh AG (b)		137,132	11,375,819
Henkel AG & Co. KGaA		100,006	9,943,204
Hochtief AG		23,207	2,175,690
Infineon Technologies AG		1,210,489	48,541,288
KION Group AG		67,151	6,695,936
Knorr-Bremse AG		67,152	8,234,816
Lanxess AG		76,739	5,648,124
LEG Immobilien AG		63,866	8,883,781
Merck KGaA		119,533	21,003,004
MTU Aero Engines AG		49,112	12,393,525
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen		129,793	37,551,900
Nemetschek Se		52,300	3,898,416
Puma AG		89,650	9,454,612
Rational AG (a)		4,709	3,926,744
RWE AG		593,137	22,491,141
SAP SE		966,066	135,269,250
Scout24 AG (d)		104,085	8,651,916
Siemens AG		708,291	118,167,677
Siemens Healthineers AG (d)		249,953	14,268,025
Symrise AG		118,963	15,360,699
TeamViewer AG (b)(d)		146,351	6,960,601
Telefonica Deutschland Holding AG		976,670	2,839,219
Uniper SE		192,314	7,014,896
United Internet AG		98,356	4,139,880
Volkswagen AG (a)		31,489	10,001,991
Vonovia SE (a)		493,249	32,401,990
Vonovia SE rights 5/20/21 (a)(b)(e)		493,249	1,002,185
Zalando SE (b)(d)		142,789	14,856,155

TOTAL GERMANY			1,334,992,234

Greece - 0.0%
Ff Group (b)(c)		7,962	11,487
Hellenic Telecommunications Organization SA		206,771	3,507,611
Jumbo SA		101,501	1,897,560
OPAP SA		191,553	2,936,256

TOTAL GREECE			8,352,914

Hong Kong - 1.9%
AIA Group Ltd.		11,201,209	142,172,197
Bank of East Asia Ltd.		1,240,753	2,606,815
Beijing Enterprises Holdings Ltd.		540,000	1,765,762
BOC Hong Kong (Holdings) Ltd.		3,415,451	12,047,679
BYD Electronic International Co. Ltd.		627,000	3,337,704
China Everbright International Ltd.		3,521,629	2,216,957
China Everbright Ltd.		984,000	1,178,102
China Jinmao Holdings Group Ltd.		5,310,000	2,016,607
China Merchants Holdings International Co. Ltd.		1,417,250	2,273,366
China Overseas Land and Investment Ltd.		3,561,500	9,014,076
China Power International Development Ltd.		4,992,000	1,143,930
China Resources Beer Holdings Co. Ltd.		1,372,989	11,091,379
China Resources Pharmaceutical Group Ltd. (d)		1,691,500	1,143,236
China Resources Power Holdings Co. Ltd.		1,817,780	2,386,966
China Taiping Insurance Group Ltd.		1,544,265	2,870,739
China Traditional Chinese Medicine Holdings Co. Ltd.		2,784,000	1,591,318
CITIC Pacific Ltd.		5,435,000	5,723,446
CLP Holdings Ltd.		1,508,976	14,894,681
CSPC Pharmaceutical Group Ltd.		8,418,800	10,426,295
Far East Horizon Ltd.		1,860,000	2,131,119
Fosun International Ltd.		2,405,000	3,461,479
Galaxy Entertainment Group Ltd.		2,011,239	17,710,244
Guangdong Investment Ltd.		2,708,000	4,169,506
Hang Lung Properties Ltd.		1,829,125	4,992,108
Hang Seng Bank Ltd.		706,553	13,871,370
Henderson Land Development Co. Ltd.		1,277,869	5,683,805
Hong Kong & China Gas Co. Ltd.		9,752,477	15,643,445
Hong Kong Exchanges and Clearing Ltd.		1,116,884	67,578,833
Hua Hong Semiconductor Ltd. (b)(d)		477,000	2,981,346
Lenovo Group Ltd.		6,740,000	9,266,931
Link (REIT)		1,912,013	18,079,541
MTR Corp. Ltd.		1,433,325	7,989,826
New World Development Co. Ltd.		1,373,491	7,267,288
PCCW Ltd.		3,691,807	2,138,731
Power Assets Holdings Ltd.		1,280,926	7,874,123
Shenzhen Investment Ltd.		2,583,641	947,942
Sino Land Ltd.		2,857,723	4,245,518
Sinotruk Hong Kong Ltd.		664,500	1,635,640
SJM Holdings Ltd.		1,728,581	2,243,133
Sun Art Retail Group Ltd.		1,840,500	1,696,499
Sun Hung Kai Properties Ltd.		1,193,922	18,029,294
Swire Pacific Ltd. (A Shares)		451,060	3,649,592
Swire Properties Ltd.		1,003,920	2,998,416
Techtronic Industries Co. Ltd.		1,273,870	23,221,653
Wharf Holdings Ltd.		1,377,000	4,183,605
Yuexiu Property Co. Ltd.		5,952,000	1,379,241

TOTAL HONG KONG			484,971,483

Hungary - 0.1%
MOL Hungarian Oil and Gas PLC Series A (For. Reg.) (b)		366,680	2,535,012
OTP Bank PLC (b)		202,648	9,116,587
Richter Gedeon PLC		129,606	3,709,611

TOTAL HUNGARY			15,361,210

India - 2.7%
ACC Ltd.		75,101	1,909,343
Adani Green Energy Ltd. (b)		364,233	5,011,616
Adani Ports & Special Economic Zone Ltd. (b)		457,083	4,506,022
Ambuja Cements Ltd.		659,189	2,750,960
Apollo Hospitals Enterprise Ltd. (b)		83,286	3,596,070
Asian Paints Ltd.		352,514	12,073,682
Aurobindo Pharma Ltd.		271,987	3,602,437
Avenue Supermarts Ltd. (b)(d)		153,858	5,927,236
Axis Bank Ltd. (b)		2,103,869	20,309,985
Bajaj Auto Ltd.		64,879	3,358,718
Bajaj Finance Ltd.		251,374	18,506,055
Bajaj Finserv Ltd.		35,079	5,230,302
Balkrishna Industries Ltd.		84,570	2,021,264
Bandhan Bank Ltd. (b)(d)		671,424	2,989,698
Berger Paints India Ltd. (b)		223,594	2,125,585
Bharat Forge Ltd. (b)		225,900	1,861,986
Bharat Petroleum Corp. Ltd.		815,121	4,642,739
Bharti Airtel Ltd.		2,255,429	16,347,330
Biocon Ltd. (b)		400,109	2,051,197
Britannia Industries Ltd.		94,437	4,398,261
Cipla Ltd. (b)		410,578	5,047,190
Coal India Ltd.		1,174,162	2,109,544
Colgate-Palmolive Ltd.		114,682	2,294,879
Container Corp. of India Ltd.		262,412	2,090,296
Dabur India Ltd.		482,826	3,507,994
Divi's Laboratories Ltd. (b)		121,551	6,667,783
DLF Ltd.		577,366	1,928,062
Dr. Reddy's Laboratories Ltd.		107,286	7,468,413
Eicher Motors Ltd.		126,235	4,127,972
GAIL India Ltd.		1,467,853	2,719,458
Godrej Consumer Products Ltd. (b)		392,390	3,665,327
Grasim Industries Ltd.		271,843	5,145,580
Havells India Ltd.		211,322	2,825,759
HCL Technologies Ltd.		1,000,634	12,146,647
HDFC Asset Management Co. Ltd. (d)		51,543	1,932,367
HDFC Standard Life Insurance Co. Ltd. (b)(d)		746,208	6,701,815
Hero Motocorp Ltd.		109,394	4,164,447
Hindalco Industries Ltd.		1,435,661	7,064,410
Hindustan Petroleum Corp. Ltd.		647,470	2,051,568
Hindustan Unilever Ltd.		760,800	24,181,122
Housing Development Finance Corp. Ltd.		1,588,358	51,907,166
ICICI Bank Ltd. (b)		4,732,475	38,344,338
ICICI Lombard General Insurance Co. Ltd. (d)		198,575	3,791,575
ICICI Prudential Life Insurance Co. Ltd. (b)(d)		347,949	2,452,393
Indian Oil Corp. Ltd.		1,759,340	2,158,342
Indraprastha Gas Ltd.		296,518	2,037,848
Indus Towers Ltd.		635,551	2,166,992
Info Edge India Ltd. (b)		66,244	4,396,319
Infosys Ltd.		2,575,146	46,811,003
Infosys Ltd. sponsored ADR		621,317	11,233,411
InterGlobe Aviation Ltd. (b)(d)		81,003	1,797,587
Ipca Laboratories Ltd.		67,115	1,908,004
ITC Ltd.		2,726,853	7,460,137
JSW Steel Ltd.		791,192	7,669,397
Jubilant Foodworks Ltd. (b)		71,779	2,802,827
Kotak Mahindra Bank Ltd. (b)		513,919	12,136,136
Larsen & Toubro Infotech Ltd. (d)		47,522	2,496,421
Larsen & Toubro Ltd.		629,495	11,394,323
Lupin Ltd. (b)		199,709	2,884,191
Mahindra & Mahindra Ltd.		747,928	7,600,476
Marico Ltd.		508,755	2,826,646
Maruti Suzuki India Ltd.		124,864	10,884,860
Motherson Sumi Systems Ltd. (b)		1,161,470	3,367,330
MRF Ltd.		1,846	2,012,155
Muthoot Finance Ltd.		118,340	1,849,527
Nestle India Ltd.		30,891	6,803,174
NTPC Ltd.		4,206,475	5,819,369
Oil & Natural Gas Corp. Ltd.		2,558,903	3,737,025
Page Industries Ltd.		5,369	2,150,399
Petronet LNG Ltd.		729,845	2,364,814
PI Industries Ltd.		78,067	2,647,721
Pidilite Industries Ltd. (b)		144,620	3,546,027
Piramal Enterprises Ltd.		93,207	2,114,731
Power Grid Corp. of India Ltd.		1,899,147	5,643,202
Rec Ltd.		726,939	1,257,456
Reliance Industries Ltd.		2,640,812	71,124,158
SBI Life Insurance Co. Ltd. (d)		418,371	5,246,657
Shree Cement Ltd. (b)		10,045	3,785,848
Shriram Transport Finance Co. Ltd.		175,147	3,181,169
Siemens India Ltd.		69,679	1,770,273
State Bank of India (b)		1,658,840	7,918,438
Sun Pharmaceutical Industries Ltd.		768,268	6,789,454
Tata Consultancy Services Ltd.		865,042	35,459,655
Tata Consumer Products Ltd. (b)		534,342	4,830,761
Tata Motors Ltd. (b)		1,572,325	6,181,867
Tata Steel Ltd.		623,046	8,699,339
Tech Mahindra Ltd.		567,669	7,361,951
Titan Co. Ltd.		322,766	6,501,302
Torrent Pharmaceuticals Ltd.		42,246	1,431,447
Trent Ltd.		168,686	1,769,204
Ultratech Cemco Ltd.		105,979	8,985,711
United Spirits Ltd. (b)		284,249	1,994,215
UPL Ltd.		454,575	3,725,360
Vedanta Ltd.		1,343,591	4,667,325
Wipro Ltd.		1,035,507	6,850,152
Yes Bank Ltd. (b)		9,357,786	1,838,577
Zee Entertainment Enterprises Ltd.		801,892	2,009,738

TOTAL INDIA			713,657,042

Indonesia - 0.4%
PT Adaro Energy Tbk		12,896,400	1,111,528
PT Aneka Tambang Tbk		8,037,200	1,385,436
PT Astra International Tbk		18,742,100	7,136,141
PT Bank Central Asia Tbk		9,240,500	20,486,467
PT Bank Mandiri (Persero) Tbk		17,654,000	7,516,386
PT Bank Negara Indonesia (Persero) Tbk		7,528,889	2,970,901
PT Bank Rakyat Indonesia Tbk		52,042,200	14,591,271
PT Barito Pacific Tbk (b)		26,268,800	1,818,539
PT Charoen Pokphand Indonesia Tbk		6,778,800	3,308,449
PT Gudang Garam Tbk (b)		442,700	1,106,367
PT Indah Kiat Pulp & Paper Tbk		2,598,700	1,637,118
PT Indocement Tunggal Prakarsa Tbk		1,412,300	1,256,355
PT Indofood CBP Sukses Makmur Tbk		2,352,000	1,416,573
PT Indofood Sukses Makmur Tbk		4,212,500	1,902,843
PT Kalbe Farma Tbk		20,560,900	2,049,685
PT Merdeka Copper Gold Tbk (b)		9,312,100	1,689,007
PT Perusahaan Gas Negara Tbk Series B		10,201,600	865,141
PT Sarana Menara Nusantara Tbk		21,332,300	1,683,546
PT Semen Gresik (Persero) Tbk		2,806,600	2,025,532
PT Surya Citra Media Tbk (b)		7	1
PT Telekomunikasi Indonesia Tbk Series B		46,484,000	10,270,394
PT Unilever Indonesia Tbk		7,241,700	3,007,975
PT United Tractors Tbk		1,600,812	2,346,639

TOTAL INDONESIA			91,582,294

Ireland - 0.5%
CRH PLC		458,781	21,647,236
CRH PLC sponsored ADR		265,561	12,553,068
DCC PLC (United Kingdom)		91,166	7,911,858
Flutter Entertainment PLC		69,418	14,227,068
Flutter Entertainment PLC (Ireland)		83,043	16,957,560
James Hardie Industries PLC CDI		411,248	13,590,930
Kerry Group PLC Class A		146,795	19,025,006
Kingspan Group PLC (Ireland)		143,154	12,746,237
Smurfit Kappa Group PLC		228,972	11,715,984

TOTAL IRELAND			130,374,947

Isle of Man - 0.1%
Entain PLC (b)		540,192	12,619,134
NEPI Rockcastle PLC		369,787	2,491,170

TOTAL ISLE OF MAN			15,110,304

Israel - 0.3%
Azrieli Group		36,780	2,587,230
Bank Hapoalim BM (Reg.) (b)		1,033,755	8,242,417
Bank Leumi le-Israel BM (b)		1,326,854	9,345,797
Check Point Software Technologies Ltd. (b)		103,171	12,051,405
CyberArk Software Ltd. (b)		35,422	4,976,791
Elbit Systems Ltd. (Israel)		23,869	3,283,838
Icl Group Ltd.		618,229	3,968,191
Israel Discount Bank Ltd. (Class A)		1,088,402	4,918,725
Mizrahi Tefahot Bank Ltd. (b)		123,318	3,473,640
NICE Systems Ltd. (b)		35,618	8,605,294
Teva Pharmaceutical Industries Ltd. sponsored ADR (b)		1,014,554	10,855,728
Wix.com Ltd. (b)		51,673	16,425,813

TOTAL ISRAEL			88,734,869

Italy - 1.1%
Amplifon SpA		113,979	4,813,908
Assicurazioni Generali SpA		1,013,205	20,324,427
Atlantia SpA (b)		457,449	8,923,232
Davide Campari-Milano NV (a)		539,976	6,369,814
DiaSorin SpA		23,249	3,948,094
Enel SpA		7,526,046	74,728,602
Eni SpA		2,336,643	27,831,512
FinecoBank SpA		563,814	9,706,746
Infrastrutture Wireless Italiane SpA (d)		316,491	3,690,863
Intesa Sanpaolo SpA		15,261,819	42,548,651
Mediobanca SpA (b)		573,074	6,477,773
Moncler SpA		179,590	11,015,834
Nexi SpA (b)(d)		400,548	7,676,048
Poste Italiane SpA (d)		471,526	6,179,124
Prysmian SpA		229,543	7,188,968
Recordati SpA		96,207	5,302,077
Snam Rete Gas SpA		1,831,422	10,304,551
Telecom Italia SpA		7,365,678	4,040,713
Telecom Italia SpA (Risparmio Shares)		5,698,702	3,343,417
Terna SpA		1,304,998	9,617,564
UniCredit SpA		1,969,672	20,275,143

TOTAL ITALY			294,307,061

Japan - 14.1%
ABC-MART, Inc.		31,282	1,674,441
ACOM Co. Ltd.		382,568	1,641,727
Advantest Corp.		185,282	17,597,467
AEON Co. Ltd.		614,678	16,774,427
AEON MALL Co. Ltd.		83,135	1,319,024
AGC, Inc.		177,196	8,074,262
Air Water, Inc.		170,051	2,816,290
Aisin Seiki Co. Ltd.		150,101	5,782,095
Ajinomoto Co., Inc.		426,315	8,529,031
Alfresa Holdings Corp.		171,654	3,073,720
Amada Co. Ltd.		287,415	3,111,098
Ana Holdings, Inc. (b)		131,851	3,022,113
Asahi Group Holdings		424,917	17,748,615
ASAHI INTECC Co. Ltd.		182,049	4,900,614
Asahi Kasei Corp.		1,147,825	12,093,700
Astellas Pharma, Inc.		1,726,765	25,989,659
Azbil Corp.		114,782	4,642,112
Bandai Namco Holdings, Inc.		185,598	13,629,880
Bank of Kyoto Ltd.		54,727	2,934,397
Bridgestone Corp.		496,395	19,880,327
Brother Industries Ltd.		213,175	4,507,708
Calbee, Inc.		80,263	1,923,404
Canon, Inc.		857,428	20,389,770
Canon, Inc. sponsored ADR (a)		73,397	1,741,711
Capcom Co. Ltd.		158,800	5,158,203
Casio Computer Co. Ltd.		176,547	3,119,336
Central Japan Railway Co.		133,738	19,560,819
Chiba Bank Ltd.		486,294	3,034,610
Chubu Electric Power Co., Inc.		588,095	7,105,677
Chugai Pharmaceutical Co. Ltd.		622,624	23,363,355
Chugoku Electric Power Co., Inc.		265,148	2,959,837
Coca-Cola West Co. Ltd.		122,117	1,949,805
Concordia Financial Group Ltd.		947,788	3,555,614
Cosmos Pharmaceutical Corp.		19,861	2,851,305
CyberAgent, Inc.		370,696	7,624,893
Dai Nippon Printing Co. Ltd.		230,021	4,569,271
Dai-ichi Mutual Life Insurance Co.		999,691	17,978,705
Daifuku Co. Ltd.		92,909	9,198,238
Daiichi Sankyo Kabushiki Kaisha		1,576,996	40,214,913
Daikin Industries Ltd.		230,682	46,531,975
Daito Trust Construction Co. Ltd.		60,221	6,402,855
Daiwa House Industry Co. Ltd.		519,908	15,389,353
Daiwa House REIT Investment Corp.		1,822	4,886,341
Daiwa Securities Group, Inc.		1,355,751	7,220,996
DENSO Corp.		401,825	25,953,726
Dentsu Group, Inc.		197,522	6,072,595
Disco Corp.		27,029	8,754,933
East Japan Railway Co.		280,581	19,200,890
Eisai Co. Ltd.		233,497	15,231,038
ENEOS Holdings, Inc.		2,819,164	12,154,727
FANUC Corp.		177,725	40,927,033
Fast Retailing Co. Ltd.		54,063	44,377,269
Fuji Electric Co. Ltd.		120,604	5,490,026
Fujifilm Holdings Corp.		335,648	21,765,371
Fujitsu Ltd.		181,558	28,914,054
Fukuoka Financial Group, Inc.		164,370	2,797,403
GLP J-REIT		3,837	6,431,864
GMO Payment Gateway, Inc.		37,128	4,739,094
Hakuhodo DY Holdings, Inc.		212,007	3,571,277
Hamamatsu Photonics K.K.		131,546	7,631,088
Hankyu Hanshin Holdings, Inc.		211,580	6,659,669
Harmonic Drive Systems, Inc.		40,106	2,704,559
Hikari Tsushin, Inc.		19,270	3,875,511
Hino Motors Ltd.		262,171	2,194,953
Hirose Electric Co. Ltd.		29,668	4,726,140
Hisamitsu Pharmaceutical Co., Inc.		48,603	2,828,393
Hitachi Construction Machinery Co. Ltd.		97,971	3,007,528
Hitachi Ltd.		897,209	44,174,962
Hitachi Metals Ltd.		195,446	3,791,248
Honda Motor Co. Ltd.		1,508,986	44,997,710
Hoshizaki Corp.		47,303	4,198,363
Hoya Corp.		348,482	39,650,230
Hulic Co. Ltd.		275,872	3,140,130
Ibiden Co. Ltd.		96,040	4,551,992
Idemitsu Kosan Co. Ltd.		177,827	4,258,150
Iida Group Holdings Co. Ltd.		133,378	3,249,937
INPEX Corp.		952,712	6,503,094
Isuzu Motors Ltd.		522,792	5,290,584
ITO EN Ltd.		49,725	2,752,642
Itochu Corp.		1,238,871	38,631,827
ITOCHU Techno-Solutions Corp.		87,185	3,023,434
Japan Airlines Co. Ltd. (b)		132,226	2,808,094
Japan Airport Terminal Co. Ltd.		55,900	2,511,383
Japan Exchange Group, Inc.		476,094	11,158,521
Japan Post Bank Co. Ltd.		369,640	3,378,812
Japan Post Holdings Co. Ltd.		1,457,046	12,233,374
Japan Post Insurance Co. Ltd.		204,142	3,933,782
Japan Real Estate Investment Corp.		1,227	7,611,913
Japan Retail Fund Investment Corp.		6,580	6,484,271
Japan Tobacco, Inc.		1,109,726	20,754,689
JFE Holdings, Inc.		458,590	6,033,969
JSR Corp.		184,521	5,681,336
Kajima Corp.		406,078	5,610,557
Kakaku.com, Inc.		125,865	3,420,432
Kansai Electric Power Co., Inc.		646,899	6,404,472
Kansai Paint Co. Ltd.		159,984	4,029,975
Kao Corp.		446,626	28,634,901
KDDI Corp.		1,491,507	45,087,447
Keihan Electric Railway Co., Ltd.		90,474	3,298,919
Keikyu Corp.		203,687	2,605,494
Keio Corp.		96,420	6,263,903
Keisei Electric Railway Co.		118,242	3,689,315
Keyence Corp.		169,029	81,227,954
Kikkoman Corp.		134,848	8,279,166
Kintetsu Group Holdings Co. Ltd.		157,064	5,626,366
Kirin Holdings Co. Ltd.		767,220	14,394,589
Kobayashi Pharmaceutical Co. Ltd.		45,487	4,057,995
Kobe Bussan Co. Ltd.		114,272	3,055,200
Koito Manufacturing Co. Ltd.		98,215	6,119,903
Komatsu Ltd.		809,264	23,796,104
Konami Holdings Corp.		86,136	5,138,684
Kose Corp.		31,168	4,694,165
Kubota Corp.		950,167	22,343,574
Kuraray Co. Ltd.		299,017	3,247,627
Kurita Water Industries Ltd.		89,884	4,145,076
Kyocera Corp.		298,356	18,118,664
Kyowa Hakko Kirin Co., Ltd.		248,521	7,549,545
Kyushu Electric Power Co., Inc.		353,221	3,225,497
Kyushu Railway Co.		137,000	3,073,694
Lasertec Corp.		69,995	12,386,342
Lawson, Inc.		51,107	2,291,374
Lion Corp.		207,690	3,895,732
LIXIL Group Corp.		247,103	6,694,775
M3, Inc.		408,102	28,293,429
Makita Corp.		207,768	9,343,762
Marubeni Corp.		1,513,445	12,582,269
Marui Group Co. Ltd.		177,711	3,326,898
Mazda Motor Corp.		518,209	4,011,390
McDonald's Holdings Co. (Japan) Ltd.		55,545	2,536,093
Medipal Holdings Corp.		162,707	2,989,438
Meiji Holdings Co. Ltd.		106,706	6,609,933
Mercari, Inc. (b)		78,480	3,877,683
Minebea Mitsumi, Inc.		336,300	8,434,425
Misumi Group, Inc.		264,614	7,457,326
Mitsubishi Chemical Holdings Corp.		1,185,284	8,822,660
Mitsubishi Corp.		1,228,301	33,941,523
Mitsubishi Electric Corp.		1,709,897	26,315,736
Mitsubishi Estate Co. Ltd.		1,085,412	17,831,981
Mitsubishi Gas Chemical Co., Inc.		144,583	3,343,044
Mitsubishi Heavy Industries Ltd.		297,228	8,830,628
Mitsubishi UFJ Financial Group, Inc.		11,314,918	60,196,465
Mitsubishi UFJ Lease & Finance Co. Ltd.		590,616	3,382,978
Mitsui & Co. Ltd.		1,505,346	31,728,104
Mitsui Chemicals, Inc.		169,971	5,349,988
Mitsui Fudosan Co. Ltd.		845,310	18,330,906
Miura Co. Ltd.		80,714	4,231,780
Mizuho Financial Group, Inc.		2,231,432	31,340,911
MonotaRO Co. Ltd.		233,008	5,948,324
MS&AD Insurance Group Holdings, Inc.		411,215	11,645,260
Murata Manufacturing Co. Ltd.		532,861	42,366,399
Nabtesco Corp.		104,491	4,699,179
Nagoya Railroad Co. Ltd.		176,387	4,044,522
NEC Corp.		239,263	13,923,622
Nexon Co. Ltd.		450,659	14,947,743
NGK Insulators Ltd.		235,495	4,290,150
NGK Spark Plug Co. Ltd.		144,624	2,413,708
NH Foods Ltd.		76,263	3,401,795
Nidec Corp.		414,956	47,914,538
Nihon M&A Center, Inc.		280,160	7,341,735
Nintendo Co. Ltd.		103,489	59,366,807
Nippon Building Fund, Inc.		1,401	9,204,117
Nippon Express Co. Ltd.		66,985	5,117,804
Nippon Paint Holdings Co. Ltd.		679,530	9,712,013
Nippon Prologis REIT, Inc.		1,967	6,317,293
Nippon Sanso Holdings Corp.		137,586	2,585,796
Nippon Shinyaku Co. Ltd.		42,755	2,879,283
Nippon Steel & Sumitomo Metal Corp.		750,899	13,102,428
Nippon Telegraph & Telephone Corp.		1,189,571	29,992,518
Nippon Yusen KK		139,911	5,491,977
Nissan Chemical Corp.		113,684	5,845,952
Nissan Motor Co. Ltd. (b)		2,152,225	10,804,059
Nisshin Seifun Group, Inc.		183,362	2,956,207
Nissin Food Holdings Co. Ltd.		57,105	4,049,444
Nitori Holdings Co. Ltd.		74,342	13,339,250
Nitto Denko Corp.		145,650	12,074,197
Nomura Holdings, Inc.		2,918,965	15,689,892
Nomura Real Estate Holdings, Inc.		110,818	2,727,609
Nomura Real Estate Master Fund, Inc.		4,043	6,392,446
Nomura Research Institute Ltd.		292,980	9,020,749
NSK Ltd.		329,886	3,036,557
NTT Data Corp.		574,456	8,925,119
Obayashi Corp.		592,785	5,407,692
OBIC Co. Ltd.		64,452	12,461,074
Odakyu Electric Railway Co. Ltd.		275,439	7,447,362
Oji Holdings Corp.		790,102	4,981,062
Olympus Corp.		1,081,563	22,241,860
OMRON Corp.		173,077	13,128,450
Ono Pharmaceutical Co. Ltd.		340,245	8,564,498
Oracle Corp. Japan		34,703	3,254,696
Oriental Land Co. Ltd.		184,488	26,122,718
ORIX Corp.		1,213,354	19,512,029
ORIX JREIT, Inc.		2,472	4,360,889
Osaka Gas Co. Ltd.		345,618	6,666,326
Otsuka Corp.		95,432	4,811,331
Otsuka Holdings Co. Ltd.		362,803	13,945,790
Pan Pacific International Holdings Ltd.		381,791	8,226,899
Panasonic Corp.		2,040,693	23,961,819
PeptiDream, Inc. (b)		88,154	3,778,950
Persol Holdings Co. Ltd.		165,226	3,037,232
Pigeon Corp.		109,107	3,698,796
Pola Orbis Holdings, Inc.		87,902	2,278,583
Rakuten Group, Inc.		794,660	10,099,577
Recruit Holdings Co. Ltd.		1,257,883	56,714,791
Renesas Electronics Corp. (b)		713,283	8,321,309
Resona Holdings, Inc.		1,977,489	8,124,189
Ricoh Co. Ltd.		626,038	6,656,201
Rinnai Corp.		32,696	3,284,858
ROHM Co. Ltd.		81,595	8,085,587
Ryohin Keikaku Co. Ltd.		224,819	4,731,299
Santen Pharmaceutical Co. Ltd.		333,489	4,271,979
SBI Holdings, Inc. Japan		227,265	6,425,554
SCSK Corp.		48,011	2,785,156
Secom Co. Ltd.		195,459	16,231,914
Sega Sammy Holdings, Inc.		161,675	2,321,055
Seibu Holdings, Inc.		201,018	2,163,027
Seiko Epson Corp.		261,209	4,440,720
Sekisui Chemical Co. Ltd.		322,439	5,611,483
Sekisui House Ltd.		561,803	11,355,319
Seven & i Holdings Co. Ltd.		704,072	30,272,068
SG Holdings Co. Ltd.		296,949	6,749,211
Sharp Corp.		195,711	3,307,514
Shimadzu Corp.		206,877	7,240,411
Shimamura Co. Ltd.		20,669	2,046,286
SHIMANO, Inc.		68,790	15,757,687
SHIMIZU Corp.		505,981	4,143,590
Shin-Etsu Chemical Co. Ltd.		327,717	55,324,171
Shinsei Bank Ltd.		146,930	2,138,948
Shionogi & Co. Ltd.		243,694	12,847,359
Shiseido Co. Ltd.		370,875	26,903,623
Shizuoka Bank Ltd.		395,318	3,027,552
SMC Corp.		53,055	30,801,901
SoftBank Corp.		2,639,527	34,041,663
SoftBank Group Corp.		1,451,244	130,772,531
Sohgo Security Services Co., Ltd.		65,877	2,887,280
Sompo Holdings, Inc.		311,354	11,566,449
Sony Group Corp.		1,167,220	116,697,408
Square Enix Holdings Co. Ltd.		83,138	4,625,117
Stanley Electric Co. Ltd.		121,601	3,482,580
Subaru Corp.		572,278	10,616,650
Sumco Corp.		244,029	6,323,453
Sumitomo Chemical Co. Ltd.		1,368,581	6,975,017
Sumitomo Corp.		1,078,469	14,683,520
Sumitomo Dainippon Pharma Co., Ltd.		163,901	2,841,910
Sumitomo Electric Industries Ltd.		692,303	10,299,979
Sumitomo Metal Mining Co. Ltd.		217,332	9,225,027
Sumitomo Mitsui Financial Group, Inc.		1,207,872	42,430,997
Sumitomo Mitsui Trust Holdings, Inc.		314,157	10,693,239
Sumitomo Realty & Development Co. Ltd.		284,179	9,462,232
Sundrug Co. Ltd.		69,565	2,371,028
Suntory Beverage & Food Ltd.		134,203	4,531,147
Suzuken Co. Ltd.		63,042	2,269,835
Suzuki Motor Corp.		342,032	12,978,376
Sysmex Corp.		156,129	15,607,186
T&D Holdings, Inc.		501,353	6,142,480
Taiheiyo Cement Corp.		106,663	2,673,163
Taisei Corp.		171,502	6,324,028
Taisho Pharmaceutical Holdings Co. Ltd.		33,359	1,965,706
Takeda Pharmaceutical Co. Ltd.		1,459,220	48,738,684
TDK Corp.		120,429	16,363,534
TECMO KOEI HOLDINGS CO., LTD.		53,959	2,411,837
Teijin Ltd.		156,074	2,567,674
Terumo Corp.		599,724	22,674,166
THK Co. Ltd.		112,376	3,830,182
TIS, Inc.		201,567	5,007,360
Tobu Railway Co. Ltd.		178,293	4,584,164
Toho Co. Ltd.		100,805	4,012,277
Toho Gas Co. Ltd.		66,794	3,709,759
Tohoku Electric Power Co., Inc.		395,508	3,484,987
Tokio Marine Holdings, Inc.		584,908	27,990,382
Tokyo Century Corp.		39,247	2,423,984
Tokyo Electric Power Co., Inc. (b)		1,324,426	3,914,261
Tokyo Electron Ltd.		138,286	61,139,899
Tokyo Gas Co. Ltd.		344,039	6,966,404
Tokyu Corp.		469,775	6,039,289
Tokyu Fudosan Holdings Corp.		551,102	3,060,837
Toppan Printing Co. Ltd.		244,977	4,175,974
Toray Industries, Inc.		1,283,919	7,979,118
Toshiba Corp.		358,415	14,806,878
Tosoh Corp.		233,425	4,139,241
Toto Ltd.		131,717	6,833,520
Toyo Suisan Kaisha Ltd.		80,398	3,277,272
Toyoda Gosei Co. Ltd.		63,496	1,551,234
Toyota Industries Corp.		136,243	10,907,917
Toyota Motor Corp.		1,962,446	146,838,410
Toyota Tsusho Corp.		195,895	8,281,040
Trend Micro, Inc.		120,845	5,749,785
Tsuruha Holdings, Inc.		35,788	4,132,533
Unicharm Corp.		375,297	14,573,707
United Urban Investment Corp.		2,884	4,311,882
USS Co. Ltd.		205,846	3,731,182
Welcia Holdings Co. Ltd.		88,037	2,746,877
West Japan Railway Co.		149,880	8,272,268
Yakult Honsha Co. Ltd.		116,618	5,676,711
Yamada Holdings Co. Ltd.		693,363	3,451,272
Yamaha Corp.		124,961	6,803,165
Yamaha Motor Co. Ltd.		256,339	6,400,852
Yamato Holdings Co. Ltd.		276,429	7,802,941
Yamazaki Baking Co. Ltd.		114,258	1,809,686
Yaskawa Electric Corp.		220,289	10,158,812
Yokogawa Electric Corp.		220,600	4,004,670
Z Holdings Corp.		2,486,049	11,487,371
ZOZO, Inc.		100,963	3,408,852

TOTAL JAPAN			3,689,165,810

Korea (South) - 3.7%
Alteogen, Inc.		25,971	1,874,182
AMOREPACIFIC Corp.		29,352	7,099,936
AMOREPACIFIC Group, Inc.		25,070	1,647,749
BGF Retail Co. Ltd.		8,146	1,114,513
Celltrion Healthcare Co. Ltd.		64,629	6,484,399
Celltrion Pharm, Inc.		15,305	1,820,264
Celltrion, Inc. (b)		89,379	21,260,162
Cheil Worldwide, Inc.		56,902	1,116,893
CJ CheilJedang Corp.		7,878	2,786,198
CJ Corp.		13,523	1,154,851
CJ ENM Co. Ltd.		9,316	1,199,614
CJ Logistics Corp. (b)		9,015	1,382,545
Coway Co. Ltd.		44,492	2,661,690
Daewoo Shipbuilding & Marine Engineering Co. Ltd. (b)		37,482	1,230,094
Db Insurance Co. Ltd.		42,628	1,865,938
Doosan Bobcat, Inc.		47,907	1,955,641
Doosan Heavy Industries & Construction Co. Ltd. (b)		193,191	2,409,964
DuzonBizon Co. Ltd.		18,447	1,390,602
E-Mart Co. Ltd.		18,602	2,794,592
EUSU Holdings Co. Ltd.		6	45
Fila Holdings Corp.		41,620	1,697,135
GS Engineering & Construction Corp.		55,024	2,172,363
GS Holdings Corp.		44,752	1,722,801
GS Retail Co. Ltd.		29,438	942,412
Hana Financial Group, Inc.		279,304	11,401,641
Hanjin Shipping Co. Ltd. (b)(c)		12	0
Hankook Tire Co. Ltd.		69,576	2,992,637
Hanmi Pharm Co. Ltd.		6,322	1,910,824
Hanon Systems		171,279	2,481,239
Hanwha Corp.		35,928	989,540
Hanwha Solutions Corp.		108,885	4,483,809
HLB, Inc.		82,169	2,432,122
Hotel Shilla Co.		27,701	2,142,698
Hyundai Engineering & Construction Co. Ltd.		69,322	3,124,288
Hyundai Fire & Marine Insurance Co. Ltd.		53,176	1,157,881
Hyundai Glovis Co. Ltd.		17,522	3,008,391
Hyundai Mobis		61,768	14,913,403
Hyundai Motor Co.		139,277	26,403,695
Hyundai Robotics Co. Ltd.		44,607	2,808,181
Hyundai Steel Co.		79,744	3,957,678
Industrial Bank of Korea		236,105	2,045,872
Kakao Corp.		261,839	26,575,389
Kangwon Land, Inc.		99,493	2,250,933
KB Financial Group, Inc.		363,267	17,788,298
Kia Corp.		244,272	16,819,530
KMW Co. Ltd. (b)		28,659	1,471,033
Korea Aerospace Industries Ltd.		63,838	1,861,000
Korea Electric Power Corp.		238,534	5,035,438
Korea Gas Corp.		23,891	745,606
Korea Investment Holdings Co. Ltd.		40,163	4,022,477
Korea Shipbuilding & Offshore Engineering Co. Ltd. (b)		35,539	4,878,238
Korea Zinc Co. Ltd.		8,329	3,321,828
Korean Air Lines Co. Ltd. (b)		139,107	3,346,191
KT&G Corp.		109,706	8,083,641
Kumho Petro Chemical Co. Ltd.		16,609	3,861,591
LG Chemical Ltd.		41,916	34,933,748
LG Corp. (c)		86,860	9,825,616
LG Display Co. Ltd. (b)		214,879	4,669,278
LG Electronics, Inc.		97,615	13,748,223
LG Household & Health Care Ltd.		9,130	12,564,894
LG Innotek Co. Ltd.		13,263	2,383,896
LG Telecom Ltd.		187,292	2,210,765
Lotte Chemical Corp.		15,679	4,262,274
Lotte Confectionery Co. Ltd.		19,897	651,206
Lotte Shopping Co. Ltd.		10,261	1,137,787
Meritz Securities Co. Ltd.		254,923	1,101,046
Mirae Asset Securities Co. Ltd.		278,215	2,487,883
NAVER Corp.		114,730	36,882,923
NCSOFT Corp.		15,167	11,257,118
Netmarble Corp. (d)		19,972	2,312,814
NH Investment & Securities Co. Ltd.		104,864	1,204,978
Orion Corp./Republic of Korea		22,799	2,385,344
Ottogi Corp.		859	426,320
Pan Ocean Co., Ltd. (Korea)		232,347	1,525,045
Pearl Abyss Corp. (b)		27,935	1,408,890
POSCO		68,329	22,212,508
POSCO Chemtech Co. Ltd.		24,580	3,275,047
S-Oil Corp.		43,062	3,353,990
S1 Corp.		14,462	1,053,987
Samsung Biologics Co. Ltd. (b)(d)		15,194	10,923,897
Samsung C&T Corp.		78,271	9,518,954
Samsung Card Co. Ltd.		27,703	874,482
Samsung Electro-Mechanics Co. Ltd.		52,129	8,344,145
Samsung Electronics Co. Ltd.		4,444,139	323,887,871
Samsung Engineering Co. Ltd. (b)		136,655	2,120,188
Samsung Fire & Marine Insurance Co. Ltd.		28,089	4,973,372
Samsung Heavy Industries Co. Ltd. (b)		453,255	3,039,858
Samsung Life Insurance Co. Ltd.		65,324	4,772,482
Samsung SDI Co. Ltd.		51,025	29,840,782
Samsung SDS Co. Ltd.		31,441	5,145,136
Samsung Securities Co. Ltd.		55,665	2,123,003
Seegene, Inc.		34,232	2,865,217
Shin Poong Pharmaceutical Co.		26,480	1,652,810
Shinhan Financial Group Co. Ltd.		406,917	14,545,230
Shinsegae Co. Ltd.		7,500	2,042,199
SK Biopharmaceuticals Co. Ltd. (b)		25,889	2,523,430
SK Chemicals Co. Ltd.		7,150	1,703,934
SK Holdings Co., Ltd.		32,213	7,950,413
SK Hynix, Inc.		506,059	57,924,269
SK Innovation Co., Ltd.		50,955	12,325,471
SK Telecom Co. Ltd.		36,674	9,936,081
Woori Financial Group, Inc.		501,626	4,799,691
Yuhan Corp.		46,683	2,684,227

TOTAL KOREA (SOUTH)			959,892,397

Kuwait - 0.2%
Agility Public Warehousing Co. KSC		1,039,077	3,268,232
Boubyan Bank KSC		978,278	2,125,986
Gulf Bank		1,472,126	1,059,892
Kuwait Finance House KSCP		4,222,633	10,129,276
Mabanee Co. SAKC		453,569	1,051,907
Mobile Telecommunication Co.		1,831,145	3,663,505
National Bank of Kuwait		6,337,880	17,306,155

TOTAL KUWAIT			38,604,953

Luxembourg - 0.2%
ArcelorMittal SA (Netherlands)		666,906	19,443,353
Aroundtown SA		906,702	6,980,888
Eurofins Scientific SA (b)		123,494	12,226,559
Globant SA (b)		34,723	7,957,817
Reinet Investments SCA		152,622	2,946,149
SES SA (France) (depositary receipt)		383,227	2,904,471
Tenaris SA		451,577	4,842,249

TOTAL LUXEMBOURG			57,301,486

Malaysia - 0.4%
AMMB Holdings Bhd		1,662,900	1,209,972
Axiata Group Bhd		2,640,015	2,494,655
CIMB Group Holdings Bhd		6,251,583	6,319,510
Dialog Group Bhd		3,784,322	2,809,019
DiGi.com Bhd		2,935,300	3,003,029
Fraser & Neave Holdings Bhd		99,900	731,779
Gamuda Bhd (b)		1,483,375	1,278,553
Genting Bhd		1,962,100	2,385,852
Genting Malaysia Bhd		2,473,700	1,739,533
Genting Plantations Bhd		181,000	385,821
Hap Seng Consolidated Bhd		443,400	869,369
Hartalega Holdings Bhd		1,664,800	4,178,768
Hong Leong Bank Bhd		560,000	2,436,626
Hong Leong Credit Bhd		159,300	644,901
IHH Healthcare Bhd		2,084,100	2,737,751
IOI Corp. Bhd		2,054,500	2,051,741
IOI Properties Group Bhd		11	4
Kossan Rubber Industries Bhd		1,266,800	1,373,359
Kuala Lumpur Kepong Bhd		369,413	1,984,394
Malayan Banking Bhd		3,540,923	7,115,565
Malaysia Airports Holdings Bhd		995,398	1,455,850
Maxis Bhd		1,942,200	2,181,448
MISC Bhd		1,079,900	1,787,748
Nestle (Malaysia) Bhd		53,700	1,779,292
Petronas Chemicals Group Bhd		2,277,800	4,560,606
Petronas Dagangan Bhd		219,300	1,079,499
Petronas Gas Bhd		695,300	2,672,207
PPB Group Bhd		522,020	2,358,044
Press Metal Bhd		2,551,000	3,238,970
Public Bank Bhd		13,792,000	13,975,534
QL Resources Bhd		864,600	1,277,214
RHB Capital Bhd		1,438,057	1,829,393
Sime Darby Bhd		2,281,707	1,259,103
Sime Darby Plantation Bhd		1,697,307	1,881,522
Sime Darby Property Bhd		15	2
SP Setia Bhd		14	4
Supermax Corp. Bhd		1,418,586	2,088,652
Telekom Malaysia Bhd		994,674	1,386,788
Tenaga Nasional Bhd		2,220,425	5,399,935
Top Glove Corp. Bhd		5,096,800	7,031,356
Westports Holdings Bhd		594,400	624,080

TOTAL MALAYSIA			103,617,448

Mexico - 0.5%
America Movil S.A.B. de CV Series L		31,993,346	22,348,119
Arca Continental S.A.B. de CV		449,162	2,404,903
Becle S.A.B. de CV		541,500	1,291,399
CEMEX S.A.B. de CV unit (b)		14,110,440	11,207,828
Coca-Cola FEMSA S.A.B. de CV unit		536,780	2,512,852
Fibra Uno Administracion SA de CV		3,017,400	3,725,387
Fomento Economico Mexicano S.A.B. de CV unit		1,824,500	14,130,711
Gruma S.A.B. de CV Series B		196,605	2,138,032
Grupo Aeroportuario del Pacifico S.A.B. de CV Series B (b)		352,000	3,618,526
Grupo Aeroportuario del Sureste S.A.B. de CV Series B		196,770	3,328,004
Grupo Bimbo S.A.B. de CV Series A		1,491,700	2,985,315
Grupo Carso SA de CV Series A1		339,000	966,444
Grupo Financiero Banorte S.A.B. de CV Series O		2,424,100	13,791,654
Grupo Financiero Inbursa S.A.B. de CV Series O (b)		2,156,300	2,003,335
Grupo Mexico SA de CV Series B		2,907,123	13,141,396
Grupo Televisa SA de CV		2,224,800	5,519,991
Industrias Penoles SA de CV (b)		134,640	1,733,896
Infraestructura Energetica Nova S.A.B. de CV (b)		477,400	2,044,923
Kimberly-Clark de Mexico SA de CV Series A		1,500,700	2,592,906
Megacable Holdings S.A.B. de CV unit		220,100	805,233
Orbia Advance Corp. S.A.B. de CV		1,002,916	2,797,292
Promotora y Operadora de Infraestructura S.A.B. de CV		210,065	1,623,319
Telesites S.A.B. de C.V. (b)		824,900	779,007
Wal-Mart de Mexico SA de CV Series V		4,946,600	16,192,380

TOTAL MEXICO			133,682,852

Multi-National - 0.0%
HK Electric Investments & HK Electric Investments Ltd. unit		2,141,176	2,144,553
HKT Trust/HKT Ltd. unit		3,617,479	5,253,151

TOTAL MULTI-NATIONAL			7,397,704

Netherlands - 3.4%
ABN AMRO Group NV GDR (b)(d)		384,106	4,963,334
Adyen BV (b)(d)		16,831	41,422,671
AEGON NV		1,651,584	7,653,980
Airbus Group NV		544,254	65,451,825
Akzo Nobel NV		177,364	21,306,528
Argenx SE (b)		42,117	12,102,617
ASM International NV (Netherlands)		43,943	13,360,826
ASML Holding NV (Netherlands)		394,125	255,843,087
CNH Industrial NV		946,583	14,077,424
EXOR NV		100,026	8,215,908
Ferrari NV		116,592	24,971,772
Heineken Holding NV		107,801	10,705,270
Heineken NV (Bearer)		240,589	27,895,089
ING Groep NV (Certificaten Van Aandelen)		3,611,145	46,132,358
JDE Peet's BV		67,809	2,634,835
Just Eat Takeaway.com NV (b)(d)		117,419	12,140,361
Koninklijke Ahold Delhaize NV		1,029,360	27,702,054
Koninklijke DSM NV		158,887	28,500,467
Koninklijke KPN NV		3,306,876	11,407,451
Koninklijke Philips Electronics NV		843,259	47,680,525
Koninklijke Vopak NV		63,804	2,922,588
NN Group NV		272,367	13,612,231
Prosus NV		451,600	49,012,918
QIAGEN NV (Germany) (b)		214,140	10,434,441
Randstad NV		111,747	8,071,618
Stellantis NV (Italy)		1,895,350	31,500,535
STMicroelectronics NV (France)		591,852	22,106,420
Unibail-Rodamco SE & WFD Unibail-Rodamco NV unit		128,717	10,614,303
Wolters Kluwer NV		248,352	22,471,220
Wolters Kluwer NV rights (b)(e)		248,352	265,737
X5 Retail Group NV GDR		112,302	3,453,091
Yandex NV Class A (b)		281,306	18,535,917

TOTAL NETHERLANDS			877,169,401

New Zealand - 0.2%
Auckland International Airport Ltd.		1,218,943	6,620,572
Fisher & Paykel Healthcare Corp.		542,403	13,953,762
Mercury Nz Ltd.		676,918	3,361,754
Meridian Energy Ltd.		1,236,195	4,715,031
Ryman Healthcare Group Ltd.		394,315	4,004,018
Spark New Zealand Ltd.		1,903,571	5,993,660
The a2 Milk Co. Ltd. (b)		687,093	3,761,381
Xero Ltd. (b)		111,896	12,202,342

TOTAL NEW ZEALAND			54,612,520

Norway - 0.4%
Adevinta ASA Class B (b)		224,504	4,113,030
DNB ASA		854,973	18,335,962
Equinor ASA		790,763	16,102,154
Equinor ASA sponsored ADR		116,214	2,355,658
Gjensidige Forsikring ASA		180,083	4,098,597
Mowi ASA		403,878	9,975,651
Norsk Hydro ASA		1,240,161	7,897,080
Orkla ASA		673,456	6,873,717
Schibsted ASA:
(A Shares)		75,059	3,781,805
(B Shares)		83,199	3,648,202
Telenor ASA		632,744	11,284,340
Yara International ASA		159,294	8,318,729

TOTAL NORWAY			96,784,925

Pakistan - 0.0%
Habib Bank Ltd.		385,416	313,582
MCB Bank Ltd.		266,532	281,765
Oil & Gas Development Co. Ltd.		633,514	377,796

TOTAL PAKISTAN			973,143

Papua New Guinea - 0.0%
Oil Search Ltd. ADR		1,838,758	5,382,651
Peru - 0.0%
Compania de Minas Buenaventura SA sponsored ADR (b)		213,151	2,071,828
Philippines - 0.2%
Aboitiz Equity Ventures, Inc.		1,503,520	1,104,729
Aboitiz Power Corp.		1,023,900	487,420
Ayala Corp.		272,635	4,181,363
Ayala Land, Inc.		7,761,570	5,172,774
Bank of the Philippine Islands (BPI)		1,759,043	3,014,566
BDO Unibank, Inc.		1,889,488	4,032,003
DMCI Holdings, Inc.		9	1
Globe Telecom, Inc.		27,195	1,031,738
GT Capital Holdings, Inc.		90,479	983,162
International Container Terminal Services, Inc.		955,800	2,569,770
JG Summit Holdings, Inc.		2,602,475	2,841,365
Jollibee Food Corp.		426,890	1,555,058
Manila Electric Co.		157,510	889,346
Megaworld Corp.		7,793,600	508,120
Metro Pacific Investments Corp.		11,439,700	958,932
Metropolitan Bank & Trust Co.		1,909,341	1,738,818
PLDT, Inc.		87,410	2,299,385
PUREGOLD Price Club, Inc.		1,240,300	957,533
SM Investments Corp.		232,680	4,628,076
SM Prime Holdings, Inc.		9,659,375	6,887,415
Universal Robina Corp.		889,750	2,521,096

TOTAL PHILIPPINES			48,362,670

Poland - 0.2%
Allegro.eu SA (b)(d)		339,868	5,210,676
Bank Polska Kasa Opieki SA (b)		167,344	3,532,043
CD Projekt RED SA		61,015	2,793,304
Cyfrowy Polsat SA		264,464	2,058,693
Dino Polska SA (b)(d)		46,231	3,001,443
KGHM Polska Miedz SA (Bearer) (b)		127,451	6,540,258
LPP SA (b)		1,181	3,052,001
Orange Polska SA (b)		553,192	994,147
PGE Polska Grupa Energetyczna SA (b)		795,060	2,117,532
Polish Oil & Gas Co. SA		1,536,010	2,665,193
Polski Koncern Naftowy Orlen SA		269,443	4,740,583
Powszechna Kasa Oszczednosci Bank SA (b)		794,601	7,390,322
Powszechny Zaklad Ubezpieczen SA (b)		551,768	4,753,510
Santander Bank Polska SA (b)		33,833	2,002,037

TOTAL POLAND			50,851,742

Portugal - 0.1%
Banco Espirito Santo SA (Reg.) (b)(c)		319,729	4
Energias de Portugal SA		2,465,709	13,701,451
Galp Energia SGPS SA Class B		450,312	5,185,255
Jeronimo Martins SGPS SA		224,916	4,107,456

TOTAL PORTUGAL			22,994,166

Qatar - 0.2%
Barwa Real Estate Co.		1,725,958	1,534,448
Industries Qatar QSC (b)		1,725,311	6,387,584
Masraf al Rayan		3,723,399	4,569,115
Mesaieed Petrochemical Holding Co. (b)		4,340,790	2,300,941
Ooredoo QSC (b)		746,947	1,458,608
Qatar Electricity & Water Co. (b)		425,428	2,009,712
Qatar Fuel Co.		475,513	2,376,912
Qatar Gas Transport Co. Ltd. (Nakilat) (b)		2,343,391	2,033,814
Qatar International Islamic Bank QSC (b)		713,364	1,812,309
Qatar Islamic Bank (b)		1,139,922	5,447,581
Qatar National Bank SAQ (b)		4,233,250	20,811,638
The Commercial Bank of Qatar (b)		1,901,609	2,820,293

TOTAL QATAR			53,562,955

Russia - 0.7%
Alrosa Co. Ltd.		2,252,160	3,254,825
Gazprom OAO		8,735,124	26,632,255
Gazprom OAO sponsored ADR (Reg. S)		1,078,053	6,528,689
Inter Rao Ues JSC		30,510,000	1,990,457
Lukoil PJSC		331,952	25,598,336
Lukoil PJSC sponsored ADR		52,271	4,008,140
Magnit OJSC GDR (Reg. S)		324,902	4,576,245
MMC Norilsk Nickel PJSC		48,930	16,692,996
MMC Norilsk Nickel PJSC sponsored ADR		94,428	3,203,942
Mobile TeleSystems OJSC sponsored ADR		423,248	3,584,911
Moscow Exchange MICEX-RTS OAO		1,201,900	2,828,019
NOVATEK OAO GDR (Reg. S)		84,248	15,168,852
Novolipetsk Steel OJSC		1,063,940	3,757,937
PhosAgro OJSC GDR (Reg. S)		121,093	2,224,478
Polyus PJSC		30,871	5,693,531
Rosneft Oil Co. OJSC		815,596	5,699,385
Rosneft Oil Co. OJSC GDR (Reg. S)		214,392	1,482,306
Sberbank of Russia		9,957,113	39,337,913
Severstal PAO		186,085	4,389,881
Severstal PAO GDR (Reg. S)		5,394	126,975
Surgutneftegas OJSC		3,334,400	1,510,084
Surgutneftegas OJSC sponsored ADR		214,357	960,319
Tatneft PAO		1,150,434	7,758,536
Tatneft PAO sponsored ADR		24,387	981,821
VTB Bank OJSC		2,737,308,000	1,871,520

TOTAL RUSSIA			189,862,353

Saudi Arabia - 0.8%
Abdullah Al Othaim Markets Co.		44,529	1,595,834
Advanced Polypropylene Co.		93,084	2,015,471
Al Rajhi Bank		1,138,374	30,021,116
Alinma Bank		892,690	4,722,673
Almarai Co. Ltd.		215,260	3,088,099
Arab National Bank		571,651	3,469,355
Bank Al-Jazira		373,900	1,906,290
Bank Albilad		352,048	3,515,599
Banque Saudi Fransi		544,161	5,658,973
Bupa Arabia for Cooperative Insurance Co. (b)		55,532	1,711,775
Dar Al Arkan Real Estate Development Co. (b)		926,206	2,558,662
Dr Sulaiman Al Habib Medical Services Group Co.		45,639	1,840,066
Emaar The Economic City (b)		330,940	945,997
Etihad Etisalat Co. (b)		334,633	2,761,690
Jarir Marketing Co.		50,849	2,698,243
Mobile Telecommunications Co. Saudi Arabia (b)		370,649	1,496,354
National Industrialization Co. (b)		373,173	1,910,544
Rabigh Refining & Petrochemical Co. (b)		214,766	1,175,137
Riyad Bank		1,234,645	8,773,743
Sabic Agriculture-Nutrients Co.		190,443	5,332,120
Sahara International Petrochemical Co.		308,082	2,234,502
Saudi Airlines Catering Co.		27,669	562,942
Saudi Arabian Mining Co. (b)		394,693	6,030,587
Saudi Arabian Oil Co.		2,023,509	19,100,906
Saudi Basic Industries Corp.		834,033	27,577,220
Saudi Cement Co.		68,072	1,174,406
Saudi Electricity Co.		769,369	5,334,007
Saudi Industrial Investment Group		206,639	1,956,078
Saudi Kayan Petrochemical Co. (b)		689,456	3,345,981
Saudi Telecom Co.		552,879	18,723,170
The Co. for Cooperative Insurance		50,819	1,051,558
The Saudi British Bank		760,513	6,235,874
The Saudi National Bank		2,039,007	30,882,512
The Savola Group		247,099	2,632,288
Yanbu National Petrochemical Co.		233,575	4,552,913

TOTAL SAUDI ARABIA			218,592,685

Singapore - 0.7%
Ascendas Real Estate Investment Trust		3,039,715	7,103,899
BOC Aviation Ltd. Class A (d)		192,500	1,737,215
CapitaLand Ltd.		2,424,999	6,778,881
CapitaMall Trust		4,349,518	7,027,213
City Developments Ltd.		420,045	2,490,442
DBS Group Holdings Ltd.		1,667,634	37,481,821
Genting Singapore Ltd.		5,674,723	3,688,623
Keppel Corp. Ltd.		1,357,057	5,527,146
Mapletree Commercial Trust		2,171,689	3,573,924
Mapletree Logistics Trust (REIT)		2,844,376	4,253,472
Oversea-Chinese Banking Corp. Ltd.		3,122,871	28,629,740
Singapore Airlines Ltd. (b)		1,120,639	4,247,129
Singapore Exchange Ltd.		797,090	6,259,320
Singapore Technologies Engineering Ltd.		1,358,897	3,941,644
Singapore Telecommunications Ltd.		7,615,818	14,307,379
Suntec (REIT)		2,003,377	2,303,338
United Overseas Bank Ltd.		1,095,415	21,887,721
UOL Group Ltd.		412,649	2,387,674
Venture Corp. Ltd.		272,570	4,127,211
Wilmar International Ltd.		1,760,980	6,907,620

TOTAL SINGAPORE			174,661,412

South Africa - 1.1%
Absa Group Ltd.		656,241	5,540,887
African Rainbow Minerals Ltd.		102,700	1,919,876
Anglo American Platinum Ltd.		48,913	6,694,260
AngloGold Ashanti Ltd.		385,777	7,957,519
Aspen Pharmacare Holdings Ltd. (b)		356,774	3,973,039
Bidcorp Ltd.		313,398	6,178,711
Bidvest Group Ltd.		260,450	3,007,948
Capitec Bank Holdings Ltd.		62,743	6,430,698
Clicks Group Ltd.		237,859	3,972,381
Discovery Ltd. (b)		366,771	3,338,305
Exxaro Resources Ltd. (a)		230,651	2,425,394
FirstRand Ltd.		4,370,625	15,381,948
Gold Fields Ltd.		818,064	7,676,632
Growthpoint Properties Ltd.		2,925,182	2,928,712
Harmony Gold Mining Co. Ltd.		506,703	2,283,671
Impala Platinum Holdings Ltd.		722,540	13,501,413
Kumba Iron Ore Ltd.		60,037	2,725,334
Mr Price Group Ltd.		221,273	2,774,743
MTN Group Ltd.		1,561,090	9,862,235
MultiChoice Group Ltd.		368,052	3,166,986
Naspers Ltd. Class N		402,911	91,694,490
Nedbank Group Ltd.		348,681	3,554,971
Northam Platinum Ltd. (b)		328,919	5,669,813
Old Mutual Ltd.		4,259,468	3,715,378
Rand Merchant Insurance Holdings Ltd.		547,694	1,113,327
Remgro Ltd.		457,476	3,469,278
Sanlam Ltd.		1,611,079	6,223,247
Sasol Ltd. (b)		521,479	8,772,842
Shoprite Holdings Ltd.		462,533	4,611,456
Sibanye Stillwater Ltd.		2,549,131	11,859,575
Spar Group Ltd.		188,305	2,382,102
Standard Bank Group Ltd.		1,167,635	9,501,300
Tiger Brands Ltd.		138,477	1,861,956
Vodacom Group Ltd.		599,173	5,194,554
Woolworths Holdings Ltd. (b)		943,536	3,198,361

TOTAL SOUTH AFRICA			274,563,342

Spain - 1.5%
ACS Actividades de Construccion y Servicios SA		219,839	7,170,498
Aena Sme SA (b)(d)		62,485	10,870,239
Amadeus IT Holding SA Class A (b)		417,462	28,428,366
Banco Bilbao Vizcaya Argentaria SA		6,187,987	34,746,219
Banco Santander SA (Spain)		16,068,106	62,106,985
Banco Santander SA (Spain) sponsored ADR		6,726	25,626
CaixaBank SA		4,155,934	13,294,689
Cellnex Telecom SA (d)		409,741	23,172,427
Enagas SA		230,522	5,021,869
Endesa SA		297,263	7,812,424
Ferrovial SA		452,270	12,854,052
Grifols SA		278,015	7,537,192
Iberdrola SA		5,666,408	76,575,608
Industria de Diseno Textil SA (a)		1,011,664	36,026,007
Naturgy Energy Group SA		267,337	6,855,588
Red Electrica Corporacion SA		402,255	7,387,159
Repsol SA		1,395,257	16,654,195
Siemens Gamesa Renewable Energy SA		225,042	8,143,758
Telefonica SA		4,699,110	21,777,184

TOTAL SPAIN			386,460,085

Sweden - 2.0%
Alfa Laval AB (a)		290,417	9,825,165
ASSA ABLOY AB (B Shares)		926,278	26,402,405
Atlas Copco AB:
(A Shares)		629,153	38,125,755
(B Shares) (a)		351,481	18,247,592
Boliden AB (a)		254,355	9,909,135
Electrolux AB (B Shares)		204,146	5,729,703
Epiroc AB:
(A Shares)		624,431	13,535,221
(B Shares)		342,275	6,715,674
EQT AB		222,048	7,509,535
Ericsson (B Shares)		2,718,731	37,339,427
Essity AB (B Shares)		563,060	18,377,244
Evolution Gaming Group AB (d)		147,799	29,191,243
Fastighets AB Balder (b)		90,900	5,236,745
H&M Hennes & Mauritz AB (B Shares)		744,029	18,351,230
Hexagon AB (B Shares)		260,316	24,827,582
Husqvarna AB (B Shares)		383,080	5,332,905
ICA Gruppen AB		98,988	4,560,285
Industrivarden AB:
(A Shares) (a)		76,694	2,942,539
(C Shares)		167,464	6,045,325
Investor AB (B Shares)		412,479	35,027,984
Kinnevik AB (B Shares)		221,969	12,271,086
L E Lundbergforetagen AB		67,412	3,852,547
Latour Investment AB (B Shares) (a)		134,394	4,111,729
Lundin Petroleum AB		173,122	5,546,088
Nibe Industrier AB (B Shares)		288,664	10,563,768
Sandvik AB (a)		1,044,302	25,819,044
Securitas AB (B Shares)		289,736	4,943,845
Skandinaviska Enskilda Banken AB (A Shares)		1,499,247	19,241,891
Skanska AB (B Shares)		311,251	8,441,652
SKF AB (B Shares)		349,606	9,027,632
Svenska Cellulosa AB SCA (B Shares)		559,165	9,808,696
Svenska Handelsbanken AB (A Shares)		1,429,210	16,550,632
Swedbank AB (A Shares)		837,050	14,706,997
Swedish Match Co. AB		149,417	12,256,163
Tele2 AB (B Shares) (a)		450,920	5,824,560
Telia Co. AB		2,223,861	9,204,847
Volvo AB (B Shares)		1,316,076	32,157,429

TOTAL SWEDEN			527,561,300

Switzerland - 5.6%
ABB Ltd. (Reg.)		1,719,018	55,837,440
Adecco SA (Reg.)		145,147	9,828,514
Alcon, Inc. (Switzerland)		457,611	34,323,957
Baloise Holdings AG		44,272	7,484,913
Banque Cantonale Vaudoise		29,275	2,984,399
Barry Callebaut AG		3,297	7,278,130
Clariant AG (Reg.)		185,754	3,887,969
Coca-Cola HBC AG		185,185	6,398,859
Compagnie Financiere Richemont SA Series A		483,292	49,598,699
Credit Suisse Group AG (a)		2,058,468	21,516,710
Credit Suisse Group AG:
rights 5/6/21 (a)(b)(c)		2,058,468	23
sponsored ADR (a)		211,787	2,238,589
Ems-Chemie Holding AG		7,655	7,145,784
Geberit AG (Reg.)		34,347	22,580,825
Givaudan SA		8,544	35,775,807
Julius Baer Group Ltd.		210,574	13,252,990
Kuehne & Nagel International AG		49,126	14,685,352
LafargeHolcim Ltd. (Reg.)		486,378	29,984,212
Lindt & Spruengli AG		87	8,592,828
Lindt & Spruengli AG (participation certificate)		1,021	9,469,335
Logitech International SA (Reg.)		153,270	17,185,708
Lonza Group AG		69,054	43,898,622
Nestle SA (Reg. S)		2,663,990	317,895,801
Novartis AG		2,055,881	175,441,472
Partners Group Holding AG		17,485	24,889,680
Roche Holding AG:
(Bearer)		25,605	8,893,409
(participation certificate)		654,997	213,631,102
Schindler Holding AG:
(participation certificate)		38,465	10,942,466
(Reg.)		18,126	5,041,340
SGS SA (Reg.)		5,692	16,828,251
Siemens Energy AG (b)		375,044	12,534,927
Sika AG		131,349	39,178,174
Sonova Holding AG Class B		51,290	15,169,372
Straumann Holding AG		9,686	13,835,628
Swatch Group AG (Bearer)		27,616	8,454,896
Swatch Group AG (Bearer) (Reg.)		44,955	2,695,085
Swiss Life Holding AG		28,421	13,845,610
Swiss Prime Site AG		70,520	6,853,162
Swiss Re Ltd.		266,007	24,723,432
Swisscom AG		24,214	13,132,433
Temenos Group AG		61,864	9,083,999
UBS Group AG		3,130,023	47,725,782
UBS Group AG (a)		273,539	4,182,411
Vifor Pharma AG		41,996	6,049,355
Zurich Insurance Group Ltd.		139,548	57,250,763

TOTAL SWITZERLAND			1,452,228,215

Taiwan - 4.1%
Accton Technology Corp.		476,000	5,416,640
Acer, Inc.		2,774,060	3,404,912
Advantech Co. Ltd.		365,076	4,650,816
ASE Technology Holding Co. Ltd.		2,992,943	12,501,357
Asia Cement Corp.		2,011,785	3,595,944
ASMedia Technology, Inc.		24,000	1,013,419
ASUSTeK Computer, Inc.		659,422	8,872,524
AU Optronics Corp. (b)		7,907,000	9,252,375
Catcher Technology Co. Ltd.		661,000	4,671,587
Cathay Financial Holding Co. Ltd.		7,314,332	13,689,016
Chang Hwa Commercial Bank		4,806,041	3,078,480
Cheng Shin Rubber Industry Co. Ltd.		1,707,513	3,305,652
Chicony Electronics Co. Ltd.		629,870	1,904,599
China Development Finance Holding Corp.		11,773,819	5,498,241
China Life Insurance Co. Ltd.		1,699,996	1,612,091
China Steel Corp.		10,992,421	15,459,014
Chunghwa Picture Tubes, Ltd. (b)(c)		551	0
Chunghwa Telecom Co. Ltd.		3,505,400	14,283,022
Compal Electronics, Inc.		4,011,394	3,588,651
CTBC Financial Holding Co. Ltd.		16,326,255	13,320,401
Delta Electronics, Inc.		1,808,383	19,575,447
E.SUN Financial Holdings Co. Ltd.		10,484,420	10,111,115
ECLAT Textile Co. Ltd.		181,420	3,479,732
Evergreen Marine Corp. (Taiwan) (b)		2,203,554	6,229,407
Far Eastern Textile Ltd.		2,873,032	3,418,440
Far EasTone Telecommunications Co. Ltd.		1,373,000	3,198,508
Feng Tay Enterprise Co. Ltd.		372,563	2,766,392
First Financial Holding Co. Ltd.		9,685,012	7,936,546
Formosa Chemicals & Fibre Corp.		3,263,620	10,615,962
Formosa Petrochemical Corp.		1,083,000	4,011,111
Formosa Plastics Corp.		3,548,640	13,460,578
Foxconn Technology Co. Ltd.		867,811	2,142,743
Fubon Financial Holding Co. Ltd.		6,175,487	14,187,378
Giant Manufacturing Co. Ltd.		269,042	3,427,409
GlobalWafers Co. Ltd.		200,000	6,183,575
Highwealth Construction Corp.		525,140	850,334
HIWIN Technologies Corp.		243,362	3,701,158
Hon Hai Precision Industry Co. Ltd. (Foxconn)		11,563,593	48,000,601
Hotai Motor Co. Ltd.		282,000	6,095,115
Hua Nan Financial Holdings Co. Ltd.		7,723,670	5,251,377
Innolux Corp.		7,609,819	8,196,656
Inventec Corp.		2,678,209	2,602,017
Largan Precision Co. Ltd.		93,000	10,349,973
Lite-On Technology Corp.		2,082,053	4,760,894
MediaTek, Inc.		1,399,989	59,366,147
Mega Financial Holding Co. Ltd.		10,061,833	11,755,908
Micro-Star International Co. Ltd.		651,000	4,298,068
Nan Ya Plastics Corp.		4,789,980	15,118,133
Nan Ya Printed Circuit Board Corp.		209,000	2,382,054
Nanya Technology Corp.		1,145,000	3,753,158
Nien Made Enterprise Co. Ltd.		150,000	2,426,194
Novatek Microelectronics Corp.		538,000	12,013,312
Oneness Biotech Co. Ltd. (b)		174,000	1,469,458
Pegatron Corp.		1,824,652	4,805,668
Phison Electronics Corp.		137,199	2,965,403
Pou Chen Corp.		2,166,240	2,759,640
Powertech Technology, Inc.		674,700	2,692,040
President Chain Store Corp.		559,000	5,420,970
Quanta Computer, Inc.		2,745,000	9,665,700
Realtek Semiconductor Corp.		453,744	8,638,104
Ruentex Development Co. Ltd.		673,922	1,280,560
Shin Kong Financial Holding Co. Ltd.		10,530,563	3,806,001
Sinopac Holdings Co.		9,509,250	4,525,784
Synnex Technology International Corp.		1,182,920	2,357,797
Taishin Financial Holdings Co. Ltd.		9,102,758	4,592,911
Taiwan Business Bank		5,225,917	1,907,474
Taiwan Cement Corp.		4,636,311	8,643,829
Taiwan Cooperative Financial Holding Co. Ltd.		8,630,076	6,608,825
Taiwan High Speed Rail Corp.		1,573,000	1,770,293
Taiwan Mobile Co. Ltd.		1,523,400	5,451,422
Taiwan Semiconductor Manufacturing Co. Ltd.		22,710,000	478,058,676
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR		17,895	2,089,062
The Shanghai Commercial & Savings Bank Ltd.		3,161,815	4,916,116
Unified-President Enterprises Corp.		4,438,620	11,928,444
Unimicron Technology Corp.		1,123,000	4,621,399
United Microelectronics Corp.		10,939,000	21,808,579
Vanguard International Semiconductor Corp.		839,000	3,587,780
Walsin Technology Corp.		303,000	2,629,361
Win Semiconductors Corp.		316,000	4,144,355
Winbond Electronics Corp.		2,742,000	3,502,931
Wistron Corp.		2,826,291	3,307,200
Wiwynn Corp.		75,000	2,453,033
WPG Holding Co. Ltd.		1,516,378	2,794,542
Yageo Corp.		342,292	6,651,084
Yuanta Financial Holding Co. Ltd.		8,928,248	8,306,833

TOTAL TAIWAN			1,080,945,457

Thailand - 0.5%
Advanced Info Service PCL (For. Reg.)		1,018,600	5,591,673
Airports of Thailand PCL:
(depositary receipt)		786,000	1,564,430
(For. Reg.)		3,761,200	7,486,177
Asset World Corp. PCL		8,077,300	1,234,284
Asset World Corp. PCL NVDR unit		2,412,000	368,575
B. Grimm Power PCL (For. Reg.)		794,300	1,090,091
Bangkok Bank PCL:
(For. Reg.)		371,900	1,450,589
NVDR		242,800	947,037
Bangkok Commercial Asset Management PCL		1,802,900	1,192,287
Bangkok Dusit Medical Services PCL:
unit		458,300	319,265
(For. Reg.)		8,284,500	5,771,225
Bangkok Expressway and Metro PCL		5,848,100	1,501,920
Berli Jucker PCL:
unit		277,200	315,910
(For. Reg)		852,800	971,891
BTS Group Holdings PCL (For. Reg.)		6,246,700	1,794,798
Bumrungrad Hospital PCL:
NVDR		92,500	397,913
(For. Reg.)		333,600	1,435,069
Central Pattana PCL:
unit		144,000	241,541
(For. Reg.)		1,878,700	3,151,270
Central Retail Corp. PCL		2,230,350	2,506,011
Central Retail Corp. PCL unit		555,700	624,382
Charoen Pokphand Foods PCL (For. Reg.)		3,517,640	3,274,849
CP ALL PCL (For. Reg.)		4,766,000	9,562,600
Delta Electronics PCL (For. Reg.)		273,200	3,104,745
Electricity Generating PCL:
(For. Reg.)		240,100	1,360,438
NVDR		48,900	277,074
Energy Absolute PCL (For. Reg.)		1,472,600	2,883,743
Global Power Synergy Public Co. Ltd.		596,000	1,391,942
Global Power Synergy Public Co. Ltd. unit		92,500	216,031
Gulf Energy Development PCL:
unit		429,800	476,022
(For. Reg.)		2,272,500	2,516,894
Home Product Center PCL:
unit		498,900	225,826
(For. Reg.)		5,041,347	2,281,958
Indorama Ventures PCL (For. Reg.)		1,678,000	2,585,682
Intouch Holdings PCL (For. Reg.)		2,120,900	4,340,526
Kasikornbank PCL:
NVDR		73,000	309,342
(For. Reg.)		1,525,500	6,464,398
Krung Thai Bank PCL:
(For. Reg.)		2,762,675	1,002,190
NVDR		467,800	169,700
Krungthai Card PCL:
(For. Reg.)		638,800	1,563,676
NVDR		60,700	148,583
Land & House PCL (For. Reg.)		7,055,500	1,959,232
Minor International PCL:
unit		385,200	370,979
warrants 9/30/21 (b)		45,263	974
warrants 7/31/23 (b)		108,381	34,793
(For. Reg.)		3,197,598	3,079,549
Muangthai Leasing PCL		569,191	1,169,445
Muangthai Leasing PCL unit		120,300	247,165
Osotspa PCL		630,600	723,722
PTT Exploration and Production PCL (For. Reg.)		1,224,151	4,676,532
PTT Global Chemical PCL (For. Reg.)		2,006,886	4,364,897
PTT Oil & Retail Business PCL NVDR unit		2,926,700	2,865,629
PTT PCL:
(For. Reg.)		9,828,100	12,620,353
NVDR		848,800	1,089,952
Ratchaburi Electric Generating Holding PCL (For. Reg.)		514,200	833,615
Siam Cement PCL:
(For. Reg.)		648,650	9,620,427
NVDR unit		55,500	823,146
Siam Commercial Bank PCL:
unit		163,200	550,112
(For. Reg.)		702,900	2,369,326
Sri Trang Gloves Thailand PCL		689,200	979,040
Sri Trang Gloves Thailand PCL unit		99,100	140,776
Srisawad Corp. PCL:
warrants 8/29/25 (b)		22,064	14,379
(For. Reg.)		773,200	2,066,417
Thai Oil PCL (For. Reg.)		1,125,100	2,140,038
Thai Union Frozen Products PCL (For. Reg.)		2,880,000	1,396,083
Total Access Communication PCL:
(For. Reg.)		369,700	388,689
NVDR		315,500	331,705
True Corp. PCL:
unit		3,825,600	400,368
(For. Reg.)		7,537,335	788,819

TOTAL THAILAND			140,158,719

Turkey - 0.1%
Akbank TAS		2,966,673	1,748,738
Aselsan A/S		723,588	1,311,046
Bim Birlesik Magazalar A/S JSC		434,683	3,412,882
Eregli Demir ve Celik Fabrikalari T.A.S.		1,309,713	3,012,162
Ford Otomotiv Sanayi A/S		65,450	1,389,837
Haci Omer Sabanci Holding A/S		754,308	737,110
Koc Holding A/S		690,676	1,527,559
Turk Hava Yollari AO (b)		406,057	599,858
Turk Sise ve Cam Fabrikalari A/S		1,172,407	1,063,539
Turkcell Iletisim Hizmet A/S		1,156,307	2,072,728
Turkiye Garanti Bankasi A/S		2,332,051	2,030,994
Turkiye Is Bankasi A/S Series C		1,358,673	799,244
Turkiye Petrol Rafinerileri A/S (b)		115,457	1,223,778
Yapi ve Kredi Bankasi A/S		2,718,634	689,613

TOTAL TURKEY			21,619,088

United Arab Emirates - 0.2%
Abu Dhabi Commercial Bank PJSC		2,548,292	4,349,888
Aldar Properties PJSC		3,507,757	3,351,953
Dubai Islamic Bank Pakistan Ltd.		1,713,030	2,075,326
Emaar Malls Group PJSC (b)		2,141,502	1,072,748
Emaar Properties PJSC (b)		3,047,443	3,094,609
Emirates NBD Bank PJSC		2,336,987	7,921,127
Emirates Telecommunications Corp.		1,585,486	9,142,179
First Abu Dhabi Bank PJSC		2,519,741	9,768,485

TOTAL UNITED ARAB EMIRATES			40,776,315

United Kingdom - 8.1%
3i Group PLC		914,067	16,183,612
Admiral Group PLC		178,968	7,733,754
Anglo American PLC (United Kingdom)		1,138,637	48,276,199
Antofagasta PLC		368,788	9,501,265
Ashtead Group PLC		416,285	26,739,083
Associated British Foods PLC		329,187	10,492,715
AstraZeneca PLC (United Kingdom)		1,215,208	129,351,555
Auto Trader Group PLC (b)(d)		927,950	7,305,377
Aveva Group PLC		105,277	5,059,669
Aviva PLC		3,626,120	20,046,436
BAE Systems PLC		2,964,166	20,705,396
Barclays PLC		16,076,177	38,919,954
Barratt Developments PLC		933,281	9,950,368
Berkeley Group Holdings PLC		115,921	7,407,489
BHP Group PLC		1,958,046	58,966,198
BP PLC		12,644,797	52,935,560
BP PLC sponsored ADR		1,044,269	26,273,808
British American Tobacco PLC (United Kingdom)		2,123,553	78,790,947
British Land Co. PLC		836,446	5,988,421
BT Group PLC (b)		8,276,870	18,855,057
Bunzl PLC		310,881	9,990,793
Burberry Group PLC (b)		373,595	10,633,799
Coca-Cola European Partners PLC		188,548	10,713,297
Compass Group PLC (b)		1,650,805	35,912,074
Croda International PLC		127,574	11,917,226
Diageo PLC		2,167,043	97,281,629
Direct Line Insurance Group PLC		1,255,276	4,942,491
Evraz PLC		465,741	4,131,991
Fresnillo PLC		172,243	1,959,148
GlaxoSmithKline PLC		4,644,077	85,821,456
Halma PLC		353,875	12,648,049
Hargreaves Lansdown PLC		311,871	7,406,049
Hikma Pharmaceuticals PLC		161,354	5,437,246
HSBC Holdings PLC (United Kingdom)		18,866,825	117,799,062
Imperial Brands PLC		876,343	18,244,873
Informa PLC (b)		1,386,532	10,765,399
InterContinental Hotel Group PLC (b)		159,282	11,319,069
Intertek Group PLC		149,750	12,694,135
J Sainsbury PLC		1,717,836	5,639,236
JD Sports Fashion PLC (b)		470,414	5,966,526
Johnson Matthey PLC		179,840	8,071,961
Kingfisher PLC		1,954,628	9,649,344
Land Securities Group PLC		671,728	6,686,789
Legal & General Group PLC		5,541,241	20,846,039
Lloyds Banking Group PLC		65,609,907	41,142,660
London Stock Exchange Group PLC		293,610	30,006,267
M&G PLC		2,396,174	7,190,970
Melrose Industries PLC		4,484,104	10,088,025
Mondi PLC		246,075	6,696,498
Mondi PLC		206,927	5,615,509
National Grid PLC		3,237,972	40,816,440
NatWest Group PLC		4,496,383	12,208,329
Next PLC (b)		124,336	13,397,144
NMC Health PLC (b)		75,611	27,220
Ocado Group PLC (b)		451,967	13,089,244
Pearson PLC		354,037	4,061,537
Pearson PLC sponsored ADR (a)		334,503	3,846,785
Persimmon PLC		295,174	12,767,600
Phoenix Group Holdings PLC		494,374	4,857,121
Prudential PLC		2,417,149	51,181,398
Reckitt Benckiser Group PLC		659,178	58,691,673
RELX PLC:
rights (b)(e)		1,792,254	826,714
(London Stock Exchange)		1,792,254	46,521,241
Rentokil Initial PLC		1,721,441	11,896,490
Rio Tinto PLC		1,040,128	87,118,278
Rolls-Royce Holdings PLC		7,756,713	11,207,322
Royal Dutch Shell PLC:
Class A (United Kingdom)		3,734,307	70,265,746
Class B (United Kingdom)		3,500,692	62,640,232
RSA Insurance Group PLC		950,161	8,954,588
Sage Group PLC		1,006,985	8,872,644
Schroders PLC		120,238	5,991,253
Segro PLC		1,112,938	15,454,766
Severn Trent PLC		223,777	7,655,100
Smith & Nephew PLC		815,562	17,651,825
Smiths Group PLC		364,778	8,188,890
Spirax-Sarco Engineering PLC		67,638	11,036,564
SSE PLC		967,041	19,605,609
St. James's Place Capital PLC		500,513	9,411,144
Standard Chartered PLC (United Kingdom)		2,492,373	17,885,109
Standard Life PLC		2,081,982	7,979,016
Taylor Wimpey PLC		3,343,184	8,292,319
Tesco PLC		7,267,993	22,186,042
Unilever PLC		2,433,766	142,562,995
United Utilities Group PLC		633,060	8,467,681
Vodafone Group PLC		15,592,263	29,425,732
Vodafone Group PLC sponsored ADR		909,183	17,229,018
Whitbread PLC (b)		185,190	8,296,746
WM Morrison Supermarkets PLC		2,389,401	5,736,845

TOTAL UNITED KINGDOM			2,113,004,873

United States of America - 0.2%
DouYu International Holdings Ltd. ADR (b)		83,569	761,314
Li Auto, Inc. ADR (a)(b)		162,944	3,216,515
NICE Systems Ltd. sponsored ADR (b)		22,281	5,374,846
Southern Copper Corp. (a)		82,741	5,743,053
Yum China Holdings, Inc.		369,205	23,230,379

TOTAL UNITED STATES OF AMERICA			38,326,107

TOTAL COMMON STOCKS
(Cost $19,394,336,398)			24,511,821,177

Nonconvertible Preferred Stocks - 1.1%
Brazil - 0.4%
Alpargatas SA (PN) (b)		186,800	1,366,255
Ambev SA sponsored ADR		561,345	1,560,539
Banco Bradesco SA:
(PN)		3,775,586	16,577,117
(PN) sponsored ADR (a)		1,497,686	6,514,934
Bradespar SA (PN)		202,000	2,640,627
BRF SA sponsored ADR (a)(b)		188,537	731,524
Centrais Eletricas Brasileiras SA (Electrobras) (PN-B)		249,442	1,698,137
Companhia Energetica de Minas Gerais (CEMIG) (PN)		876,337	2,232,767
Companhia Paranaense de Energia-COPEL (PN-B)		968,000	1,115,542
Gerdau SA		1,010,850	6,181,909
Itau Unibanco Holding SA		3,342,361	16,939,314
Itau Unibanco Holding SA sponsored ADR		1,144,286	5,721,430
Itausa-Investimentos Itau SA (PN)		4,176,407	7,734,585
Lojas Americanas SA (PN)		866,867	3,328,917
Petroleo Brasileiro SA - Petrobras:
(PN) (non-vtg.)		3,007,640	13,078,020
(PN) sponsored ADR (non-vtg.)		902,017	7,802,447
sponsored ADR		283,092	2,400,620

TOTAL BRAZIL			97,624,684

Chile - 0.1%
Embotelladora Andina SA Class B		354,635	845,759
Sociedad Quimica y Minera de Chile SA (PN-B) (b)		144,663	7,622,423

TOTAL CHILE			8,468,182

Colombia - 0.0%
Bancolombia SA (PN)		488,682	3,645,613
France - 0.0%
Air Liquide SA (b)		41,793	7,038,041
Germany - 0.4%
Bayerische Motoren Werke AG (BMW) (non-vtg.)		58,674	4,810,884
Fuchs Petrolub AG		64,135	3,418,894
Henkel AG & Co. KGaA		161,211	18,521,050
Porsche Automobil Holding SE (Germany)		141,666	14,933,940
Sartorius AG (non-vtg.)		33,012	18,621,927
Volkswagen AG		169,899	44,263,374

TOTAL GERMANY			104,570,069

Korea (South) - 0.2%
AMOREPACIFIC Corp.		1	80
Hyundai Motor Co.		22,245	2,118,515
Hyundai Motor Co. Series 2		31,163	2,953,892
LG Chemical Ltd.		8,434	3,359,934
LG Household & Health Care Ltd.		1,040	665,880
Samsung Electronics Co. Ltd.		740,419	48,532,311

TOTAL KOREA (SOUTH)			57,630,612

Russia - 0.0%
Surgutneftegas OJSC		7,120,217	4,056,320
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $243,740,089)			283,033,521
		Principal Amount	Value

Nonconvertible Bonds - 0.0%
India - 0.0%
NTPC Ltd. 8.49% 3/25/25 (Cost $46,681)	INR	233,068	42,770

U.S. Government and Government Agency Obligations - 0.0%
U.S. Treasury Obligations - 0.0%
U.S. Treasury Bills, yield at date of purchase 0.09% 5/6/21 (f)
(Cost $14,999,821)		15,000,000	14,999,994
		Shares	Value

Money Market Funds - 5.2%
Fidelity Cash Central Fund 0.04% (g)		934,205,334	$934,392,176
Fidelity Securities Lending Cash Central Fund 0.04% (g)(h)		413,023,899	413,065,202
TOTAL MONEY MARKET FUNDS
(Cost $1,347,456,970)			1,347,457,378
TOTAL INVESTMENT IN SECURITIES - 100.2%
(Cost $21,000,579,959)			26,157,354,840
NET OTHER ASSETS (LIABILITIES) - (0.2)%			(44,572,956)
NET ASSETS - 100%			$26,112,781,884

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	7,277	June 2021	$821,937,150	$12,642,659	$12,642,659
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	6,059	June 2021	404,922,970	1,844,628	1,844,628
TME S&P/TSX 60 Index Contracts (Canada)	484	June 2021	89,416,849	1,009,861	1,009,861
TOTAL FUTURES CONTRACTS					$15,497,148

The notional amount of futures purchased as a percentage of Net Assets is 5%

Currency Abbreviations

INR – Indian rupee

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Level 3 security

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $700,640,566 or 2.7% of net assets.

 (e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $14,999,994.

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (h) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$391,294
Fidelity Securities Lending Cash Central Fund	889,649
Total	$1,280,943

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$1,746,272,899	$838,979,577	$907,293,322	$--
Consumer Discretionary	3,362,007,495	2,483,701,904	875,583,770	2,721,821
Consumer Staples	2,089,971,055	1,148,383,739	941,587,315	1
Energy	1,083,334,594	668,738,856	414,595,738	--
Financials	4,679,875,045	3,459,076,837	1,219,634,887	1,163,321
Health Care	2,218,315,050	1,095,764,000	1,122,551,050	--
Industrials	2,878,665,481	2,060,732,622	808,107,243	9,825,616
Information Technology	3,220,211,482	1,984,084,137	1,236,125,764	1,581
Materials	2,101,075,474	1,610,524,303	490,551,171	--
Real Estate	643,680,103	642,677,918	1,002,185	--
Utilities	771,446,020	535,284,123	236,161,895	2
Corporate Bonds	42,770	--	42,770	--
U.S. Government and Government Agency Obligations	14,999,994	--	14,999,994	--
Money Market Funds	1,347,457,378	1,347,457,378	--	--
Total Investments in Securities:	$26,157,354,840	$17,875,405,394	$8,268,237,104	$13,712,342
Derivative Instruments:
Assets
Futures Contracts	$15,497,148	$15,497,148	$--	$--
Total Assets	$15,497,148	$15,497,148	$--	$--
Total Derivative Instruments:	$15,497,148	$15,497,148	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of April 30, 2021. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$15,497,148	$0
Total Equity Risk	15,497,148	0
Total Value of Derivatives	$15,497,148	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		April 30, 2021 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $386,077,930) — See accompanying schedule: Unaffiliated issuers (cost $19,653,122,989)	$24,809,897,462
Fidelity Central Funds (cost $1,347,456,970)	1,347,457,378
Total Investment in Securities (cost $21,000,579,959)		$26,157,354,840
Segregated cash with brokers for derivative instruments		59,740,536
Cash		65,322
Foreign currency held at value (cost $37,001,165)		36,912,728
Receivable for investments sold		4,364
Receivable for fund shares sold		243,670,813
Dividends receivable		80,723,895
Distributions receivable from Fidelity Central Funds		348,599
Receivable from investment adviser for expense reductions		154,469
Other receivables		26,138
Total assets		26,579,001,704
Liabilities
Payable for investments purchased
Regular delivery	$1,300,873
Delayed delivery	2,094,636
Payable for fund shares redeemed	14,907,430
Payable for daily variation margin on futures contracts	14,806,571
Other payables and accrued expenses	20,025,228
Collateral on securities loaned	413,085,082
Total liabilities		466,219,820
Net Assets		$26,112,781,884
Net Assets consist of:
Paid in capital		$21,140,462,960
Total accumulated earnings (loss)		4,972,318,924
Net Assets		$26,112,781,884
Net Asset Value, offering price and redemption price per share ($26,112,781,884 ÷ 1,710,747,187 shares)		$15.26

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended April 30, 2021 (Unaudited)
Investment Income
Dividends		$284,009,540
Income from Fidelity Central Funds (including $889,649 from security lending)		1,280,943
Income before foreign taxes withheld		285,290,483
Less foreign taxes withheld		(30,249,969)
Total income		255,040,514
Expenses
Custodian fees and expenses	$2,248,556
Independent trustees' fees and expenses	32,269
Total expenses before reductions	2,280,825
Expense reductions	(745,541)
Total expenses after reductions		1,535,284
Net investment income (loss)		253,505,230
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(99,651,324)
Fidelity Central Funds	25,507
Foreign currency transactions	818,671
Futures contracts	175,277,660
Total net realized gain (loss)		76,470,514
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers (net of increase in deferred foreign taxes of $14,816,026)	4,630,600,047
Assets and liabilities in foreign currencies	25,007
Futures contracts	29,007,396
Total change in net unrealized appreciation (depreciation)		4,659,632,450
Net gain (loss)		4,736,102,964
Net increase (decrease) in net assets resulting from operations		$4,989,608,194

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended April 30, 2021 (Unaudited)	Year ended October 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$253,505,230	$362,606,481
Net realized gain (loss)	76,470,514	(350,457,114)
Change in net unrealized appreciation (depreciation)	4,659,632,450	(253,064,207)
Net increase (decrease) in net assets resulting from operations	4,989,608,194	(240,914,840)
Distributions to shareholders	(362,237,580)	(282,158,115)
Share transactions
Proceeds from sales of shares	4,720,210,183	9,185,580,728
Reinvestment of distributions	362,237,580	282,158,115
Cost of shares redeemed	(1,774,485,387)	(2,833,802,250)
Net increase (decrease) in net assets resulting from share transactions	3,307,962,376	6,633,936,593
Total increase (decrease) in net assets	7,935,332,990	6,110,863,638
Net Assets
Beginning of period	18,177,448,894	12,066,585,256
End of period	$26,112,781,884	$18,177,448,894
Other Information
Shares
Sold	322,741,769	751,055,863
Issued in reinvestment of distributions	25,892,608	21,771,460
Redeemed	(124,323,869)	(230,734,901)
Net increase (decrease)	224,310,508	542,092,422

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Series Global ex U.S. Index Fund

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$12.23	$12.78	$11.80	$13.22	$10.95	$11.15
Income from Investment Operations
Net investment income (loss)A	.16	.29	.40	.37	.33	.30
Net realized and unrealized gain (loss)	3.11	(.56)	.90	(1.46)	2.21	(.23)
Total from investment operations	3.27	(.27)	1.30	(1.09)	2.54	.07
Distributions from net investment income	(.24)	(.26)	(.32)	(.31)	(.27)	(.27)
Distributions from net realized gain	–	(.01)	–	(.02)	(.01)	–
Total distributions	(.24)	(.28)B	(.32)	(.33)	(.27)B	(.27)
Net asset value, end of period	$15.26	$12.23	$12.78	$11.80	$13.22	$10.95
Total ReturnC,D	26.92%	(2.27)%	11.36%	(8.48)%	23.84%	.71%
Ratios to Average Net AssetsE,F
Expenses before reductions	.02%G	.02%	.04%	.06%	.06%	.16%
Expenses net of fee waivers, if any	.01%G	.01%	.04%	.06%	.06%	.16%
Expenses net of all reductions	.01%G	.01%	.04%	.06%	.06%	.16%
Net investment income (loss)	2.19%G	2.42%	3.27%	2.82%	2.74%	2.84%
Supplemental Data
Net assets, end of period (000 omitted)	$26,112,782	$18,177,449	$12,066,585	$5,946,725	$4,997,008	$3,638,463
Portfolio turnover rateH	5%G,I	5%	3%I	2%	4%	1%

 A Calculated based on average shares outstanding during the period.

 B Total distributions per share do not sum due to rounding.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 I Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended April 30, 2021

1. Organization.

Fidelity Series Global ex U.S. Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered only to certain other Fidelity funds and Fidelity managed 529 plans. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	.005% to .01%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2021 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), partnerships, market discount, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$6,198,785,299
Gross unrealized depreciation	(1,181,511,319)
Net unrealized appreciation (depreciation)	$5,017,273,980
Tax cost	$21,155,578,006

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$(93,602,667)
Long-term	(215,263,079)
Total capital loss carryforward	$(308,865,746)

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Series Global ex U.S. Index Fund	3,349,979,961	553,784,383

Unaffiliated Exchanges In-Kind. During the period, the Fund received investments and cash valued at $209,303,799 in exchange for 13,853,005 shares of the Fund. The amount of in-kind exchanges is included in share transactions in the accompanying Statement of Changes in Net Assets.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund does not pay a management fee. Under the management contract, the investment adviser or an affiliate pays all ordinary operating expenses of the Fund, except custody fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.

8. Security Lending.

Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Series Global ex U.S. Index Fund	$48,513	$24	$–

9. Expense Reductions.

The investment adviser contractually agreed to reimburse the Fund to the extent annual operating expenses exceeded .013% of average net assets. This reimbursement will remain in place through February 29, 2024. Some expenses, for example the compensation of the independent Trustees, and certain other expenses such as interest expense, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $745,541.

10. Other.

Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds and accounts managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.

11. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2020 to April 30, 2021).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value November 1, 2020	Ending Account Value April 30, 2021	Expenses Paid During Period-B November 1, 2020 to April 30, 2021
Fidelity Series Global ex U.S. Index Fund	.01%
Actual		$1,000.00	$1,269.20	$.06
Hypothetical-C		$1,000.00	$1,024.74	$.05

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage the Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund’s Board of Trustees (the Board) has designated the Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2019 through November 30, 2020. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

SGX-SANN-0621
1.899282.111

Fidelity® Emerging Markets Index Fund

Fidelity® Global ex U.S. Index Fund

Semi-Annual Report

April 30, 2021

Contents

Note to Shareholders
Fidelity® Emerging Markets Index Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity® Global ex U.S. Index Fund
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

The funds or securities referred to herein are not sponsored, endorsed, or promoted by MSCI, and MSCI bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. The prospectus contains a more detailed description of the limited relationship MSCI has with Fidelity and any related funds.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2021 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Funds nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, 2020 the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, global governments and central banks took unprecedented action to help support consumers, businesses, and the broader economies, and to limit disruption to financial systems.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Fidelity® Emerging Markets Index Fund

Investment Summary (Unaudited)

Top Ten Stocks as of April 30, 2021

% of fund's net assets
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan, Semiconductors & Semiconductor Equipment)	6.1
Tencent Holdings Ltd. (Cayman Islands, Interactive Media & Services)	5.4
Alibaba Group Holding Ltd. sponsored ADR (Cayman Islands, Internet & Direct Marketing Retail)	5.1
Samsung Electronics Co. Ltd. (Korea (South), Technology Hardware, Storage & Peripherals)	4.1
Meituan Class B (Cayman Islands, Internet & Direct Marketing Retail)	1.6
Naspers Ltd. Class N (South Africa, Internet & Direct Marketing Retail)	1.2
Reliance Industries Ltd. (India, Oil, Gas & Consumable Fuels)	0.9
China Construction Bank Corp. (H Shares) (China, Banks)	0.9
Vale SA (Brazil, Metals & Mining)	0.9
JD.com, Inc. sponsored ADR (Cayman Islands, Internet & Direct Marketing Retail)	0.8
27.0

Top Market Sectors as of April 30, 2021

% of fund's net assets
Information Technology	20.4
Financials	18.2
Consumer Discretionary	16.0
Communication Services	11.3
Materials	8.5
Consumer Staples	5.7
Energy	4.7
Health Care	4.7
Industrials	3.6
Real Estate	1.7

Geographic Diversification (% of fund's net assets)

As of April 30, 2021
Cayman Islands	23.8%
Taiwan	13.7%
Korea (South)	13.0%
China	10.7%
India	9.0%
Brazil	4.5%
United States of America*	3.9%
South Africa	3.5%
Saudi Arabia	2.8%
Other	15.1%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Asset Allocation as of April 30, 2021

% of fund's net assets
Stocks and Equity Futures	100.0

Fidelity® Emerging Markets Index Fund

Schedule of Investments April 30, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.5%
		Shares	Value
Argentina - 0.0%
Telecom Argentina SA Class B sponsored ADR (a)		60,057	$278,064
YPF SA Class D sponsored ADR (b)		111,137	420,098

TOTAL ARGENTINA			698,162

Bailiwick of Jersey - 0.1%
Polymetal International PLC		151,697	3,131,262
Bermuda - 0.7%
Alibaba Health Information Technology Ltd. (b)		2,594,000	7,914,493
Alibaba Pictures Group Ltd. (b)		7,710,000	1,121,599
Beijing Enterprises Water Group Ltd.		3,360,000	1,284,696
Brilliance China Automotive Holdings Ltd. (c)		1,908,000	1,793,106
China Gas Holdings Ltd.		1,674,800	6,047,844
China Resource Gas Group Ltd.		594,000	3,223,211
China Youzan Ltd. (b)		8,864,000	2,864,232
Cosco Shipping Ports Ltd.		1,192,977	1,002,882
Credicorp Ltd.		4,359	522,208
Credicorp Ltd. (United States)		38,767	4,628,780
GOME Electrical Appliances Holdings Ltd. (a)(b)		7,646,802	1,260,070
Hopson Development Holdings Ltd.		422,000	1,659,696
Kunlun Energy Co. Ltd.		2,500,000	2,684,175
Nine Dragons Paper (Holdings) Ltd.		1,047,000	1,439,537
Shenzhen International Holdings Ltd.		714,674	1,190,548

TOTAL BERMUDA			38,637,077

Brazil - 3.4%
Ambev SA		3,027,100	8,325,563
Atacadao SA		265,600	1,061,999
B2W Companhia Global do Varejo (b)		143,887	1,783,208
B3 SA - Brasil Bolsa Balcao		1,323,914	12,551,720
Banco Bradesco SA		1,186,164	4,513,583
Banco do Brasil SA		552,600	3,015,264
Banco Inter SA unit		65,500	2,793,853
Banco Santander SA (Brasil) unit		265,400	1,882,505
BB Seguridade Participacoes SA		448,300	1,842,866
BRF SA (b)		365,700	1,399,638
BTG Pactual Participations Ltd. unit		152,200	3,019,035
CCR SA		772,700	1,712,670
Centrais Eletricas Brasileiras SA (Electrobras)		211,465	1,432,203
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP)		219,800	1,731,030
Companhia Siderurgica Nacional SA (CSN)		446,100	4,039,664
Cosan SA		164,699	2,730,607
CPFL Energia SA		145,500	786,153
Energisa SA unit		116,300	943,323
ENGIE Brasil Energia SA		138,650	1,038,079
Equatorial Energia SA		582,500	2,690,499
Hapvida Participacoes e Investimentos SA (d)		716,100	1,903,606
Hypermarcas SA		244,100	1,557,516
Itausa-Investimentos Itau SA		19,812	40,302
JBS SA		685,300	3,799,898
Klabin SA unit (b)		459,700	2,357,718
Localiza Rent A Car SA		390,049	4,617,069
Lojas Renner SA		511,359	3,803,150
Magazine Luiza SA		1,879,624	6,930,877
Natura & Co. Holding SA (b)		576,290	5,170,861
Notre Dame Intermedica Participacoes SA		333,218	4,985,342
Petrobras Distribuidora SA		485,300	2,011,046
Petroleo Brasileiro SA - Petrobras (ON)		2,399,697	10,204,803
Raia Drogasil SA		692,900	3,354,768
Rumo SA (b)		833,500	3,068,823
Sul America SA unit		202,549	1,219,683
Suzano Papel e Celulose SA (b)		481,217	6,083,370
Telefonica Brasil SA		325,700	2,590,227
TIM SA		542,500	1,217,418
Totvs SA		315,400	1,805,753
Ultrapar Participacoes SA		461,400	1,793,090
Vale SA		2,378,484	47,735,629
Via Varejo SA (b)		820,800	1,787,551
Weg SA		1,078,864	6,953,365

TOTAL BRAZIL			184,285,327

British Virgin Islands - 0.0%
Mail.Ru Group Ltd. unit (b)		73,128	1,637,243
Tianhe Chemicals Group Ltd. (c)		376,000	0

TOTAL BRITISH VIRGIN ISLANDS			1,637,243

Cayman Islands - 23.8%
21Vianet Group, Inc. ADR (b)		54,280	1,514,955
3SBio, Inc. (b)(d)		824,000	780,746
51job, Inc. sponsored ADR (b)		18,493	1,138,244
AAC Technology Holdings, Inc.		477,500	2,650,689
Abu Dhabi Islamic Bank		912,805	1,200,291
Agile Property Holdings Ltd.		740,000	1,160,336
Airtac International Group		79,000	3,335,838
AK Medical Holdings Ltd. (d)		266,000	414,354
Alibaba Group Holding Ltd. sponsored ADR (b)		1,217,571	281,198,022
Anta Sports Products Ltd.		695,000	12,481,414
Autohome, Inc. ADR Class A		38,174	3,539,875
Baidu.com, Inc. sponsored ADR (b)		173,303	36,450,820
Baozun, Inc. sponsored ADR (b)		37,657	1,307,074
BeiGene Ltd. ADR (b)		29,234	10,043,048
Bilibili, Inc. ADR (a)(b)		103,824	11,509,929
Bosideng International Holdings Ltd.		2,072,000	1,053,638
Chailease Holding Co. Ltd.		798,404	5,771,251
China Aoyuan Group Ltd.		767,000	797,832
China Conch Venture Holdings Ltd.		1,038,000	4,910,882
China East Education Holdings Ltd. (d)		348,000	812,683
China Education Group Holdings Ltd.		509,000	1,229,293
China Evergrande Group		1,276,000	2,161,779
China Feihe Ltd. (d)		744,000	2,121,541
China Hongqiao Group Ltd.		1,100,500	1,742,609
China Huishan Dairy Holdings Co. Ltd. (c)		888,000	1
China Liansu Group Holdings Ltd.		704,000	1,774,558
China Literature Ltd. (b)(d)		195,800	2,041,750
China Medical System Holdings Ltd.		872,000	2,020,662
China Meidong Auto Holding Ltd.		358,000	1,790,518
China Mengniu Dairy Co. Ltd.		1,775,000	9,505,970
China Overseas Property Holdings Ltd.		840,000	852,139
China Resources Cement Holdings Ltd.		1,590,000	1,733,745
China Resources Land Ltd.		2,060,744	9,669,997
China State Construction International Holdings Ltd.		1,277,000	897,611
China Yuhua Education Corp. Ltd. (d)		744,000	705,903
CIFI Holdings Group Co. Ltd.		2,091,236	1,871,081
Country Garden Holdings Co. Ltd.		4,938,656	5,881,055
Country Garden Services Holdings Co. Ltd.		942,000	9,883,557
Dali Foods Group Co. Ltd. (d)		1,418,500	843,677
Daqo New Energy Corp. ADR (b)		33,500	2,696,415
ENN Energy Holdings Ltd.		507,300	8,646,844
Ever Sunshine Lifestyle Services Group Ltd.		434,000	1,073,861
GDS Holdings Ltd. ADR (b)		57,273	4,751,941
Geely Automobile Holdings Ltd.		3,785,000	9,818,512
Genscript Biotech Corp.		678,000	1,571,111
Greentown China Holdings Ltd.		553,500	666,958
Greentown Service Group Co. Ltd.		1,014,000	1,616,082
GSX Techedu, Inc. ADR (a)(b)		49,638	1,585,934
Haidilao International Holding Ltd. (d)		509,000	3,299,302
Haitian International Holdings Ltd.		411,000	1,674,636
Hansoh Pharmaceutical Group Co. Ltd. (d)		760,000	3,282,546
Hengan International Group Co. Ltd.		419,000	2,715,928
Huazhu Group Ltd. ADR (b)		102,746	6,057,904
Hutchison China Meditech Ltd. sponsored ADR (b)		46,528	1,316,277
HUYA, Inc. ADR (a)(b)		51,525	907,871
Innovent Biologics, Inc. (b)(d)		630,500	6,850,658
iQIYI, Inc. ADR (b)		179,549	2,641,166
JD Health International, Inc. (d)		184,150	2,868,546
JD.com, Inc. sponsored ADR (b)		555,704	42,989,261
Jinxin Fertility Group Ltd. (d)		856,000	2,203,984
Jiumaojiu International Holdings Ltd. (d)		418,000	1,748,898
JOYY, Inc. ADR		37,383	3,553,628
Kaisa Group Holdings Ltd.		1,977,142	860,319
KE Holdings, Inc. ADR (b)		79,484	4,137,142
Kingboard Chemical Holdings Ltd.		425,500	2,519,777
Kingboard Laminates Holdings Ltd.		700,500	1,751,306
Kingdee International Software Group Co. Ltd.		1,559,000	5,158,032
Kingsoft Cloud Holdings Ltd. ADR		35,014	1,537,815
Kingsoft Corp. Ltd.		529,000	3,745,615
Koolearn Technology Holding Ltd. (a)(b)(d)		162,500	312,542
Kuaishou Technology Class B (d)		128,700	4,357,517
KWG Property Holding Ltd.		810,500	1,302,184
Lee & Man Paper Manufacturing Ltd.		851,000	741,691
Legend Biotech Corp. ADR (b)		85	2,559
Li Ning Co. Ltd.		1,359,500	11,096,173
Logan Property Holdings Co. Ltd.		866,000	1,377,974
Longfor Properties Co. Ltd. (d)		1,156,500	7,213,469
Lufax Holding Ltd. ADR (a)(b)		109,534	1,303,455
Meituan Class B (b)(d)		2,316,500	88,869,621
Microport Scientific Corp.		465,000	3,358,308
Ming Yuan Cloud Group Holdings Ltd.		247,000	1,147,913
Minth Group Ltd.		480,000	1,949,599
Momo, Inc. ADR		100,147	1,468,155
NetEase, Inc. ADR		266,476	29,861,301
New Oriental Education & Technology Group, Inc. sponsored ADR		984,221	15,019,212
NIO, Inc. sponsored ADR (b)		824,250	32,838,120
Noah Holdings Ltd. sponsored ADR (b)		22,845	1,006,322
Pinduoduo, Inc. ADR (b)		252,824	33,860,718
Ping An Healthcare and Technology Co. Ltd. (b)(d)		331,300	3,881,214
RLX Technology, Inc. ADR (a)		76,200	829,818
Seazen Group Ltd.		1,388,000	1,483,106
Shenzhou International Group Holdings Ltd.		531,400	11,690,266
Shimao Property Holdings Ltd.		792,500	2,295,549
Silergy Corp.		48,000	5,024,155
Sino Biopharmaceutical Ltd.		6,665,000	7,181,751
Smoore International Holdings Ltd. (d)		414,000	2,934,016
SSY Group Ltd.		1,018,000	627,752
Sunac China Holdings Ltd.		1,644,000	6,402,240
Sunny Optical Technology Group Co. Ltd.		457,900	11,164,914
TAL Education Group ADR (b)		243,924	13,891,472
Tencent Holdings Ltd.		3,697,000	294,917,229
Tencent Music Entertainment Group ADR (b)		237,268	4,133,209
Tingyi (Cayman Islands) Holding Corp.		1,260,000	2,267,684
Tongcheng-Elong Holdings Ltd. (b)		555,600	1,393,336
Topsports International Holdings Ltd. (d)		801,000	1,082,746
Trip.com Group Ltd. ADR (b)		325,330	12,713,896
Uni-President China Holdings Ltd.		837,000	1,019,345
Vinda International Holdings Ltd.		235,000	836,503
Vipshop Holdings Ltd. ADR (b)		286,848	8,826,313
Want Want China Holdings Ltd.		3,131,000	2,269,323
Weibo Corp. sponsored ADR (a)(b)		36,363	1,832,695
Weimob, Inc. (b)(d)		1,023,000	2,259,944
Wuxi Biologics (Cayman), Inc. (b)(d)		2,100,500	29,486,388
Xiaomi Corp. Class B (b)(d)		9,202,600	29,144,084
Xinyi Solar Holdings Ltd.		2,735,499	4,578,094
XPeng, Inc. ADR (a)(b)		109,266	3,268,146
Yadea Group Holdings Ltd. (d)		672,000	1,470,696
Yihai International Holding Ltd.		303,000	2,952,863
Zai Lab Ltd. ADR (b)		48,379	8,041,074
Zhen Ding Technology Holding Ltd.		396,000	1,502,093
Zhenro Properties Group Ltd.		944,000	636,807
Zhongsheng Group Holdings Ltd. Class H		364,500	2,761,524
ZTO Express, Inc. sponsored ADR		262,871	8,453,931

TOTAL CAYMAN ISLANDS			1,303,388,645

Chile - 0.4%
Banco de Chile		28,923,784	3,096,957
Banco de Credito e Inversiones		33,148	1,539,332
Banco Santander Chile		42,112,302	2,310,835
Cencosud SA		936,447	1,944,096
Cencosud Shopping SA		320,057	522,373
Colbun SA		5,441,198	934,006
Compania Cervecerias Unidas SA		94,603	870,519
Empresas CMPC SA		716,491	1,991,009
Empresas COPEC SA		248,500	2,676,148
Enel Americas SA		13,698,310	1,949,908
Enel Chile SA		17,511,879	1,195,005
Falabella SA		482,131	2,177,536
Sociedad Quimica y Minera de Chile SA (PN-B) sponsored ADR		2,792	147,250

TOTAL CHILE			21,354,974

China - 10.7%
360 Security Technology, Inc. (A Shares)		179,900	350,435
A-Living Services Co. Ltd. (H Shares) (d)		298,250	1,374,574
Accelink Technologies Co. Ltd. (A Shares)		25,300	86,880
Addsino Co. Ltd. (A Shares)		61,600	161,767
AECC Aero-Engine Control Co. Ltd. (A Shares)		42,600	119,373
AECC Aviation Power Co. Ltd.		103,000	602,869
Agricultural Bank of China Ltd.:
(A Shares)		3,030,400	1,497,996
(H Shares)		17,583,000	6,836,041
Aier Eye Hospital Group Co. Ltd. (A Shares)		158,901	1,828,214
Air China Ltd.:
(A Shares)		179,000	226,187
(H Shares)		1,278,000	1,013,483
Aluminum Corp. of China Ltd.:
(A shares) (b)		602,300	413,101
(H Shares) (b)		2,444,000	1,262,903
Angel Yeast Co. Ltd. (A Shares)		30,900	280,289
Anhui Conch Cement Co. Ltd.:
(A Shares)		103,000	780,117
(H Shares)		853,000	5,100,814
Anhui Gujing Distillery Co. Ltd.:
(A Shares)		7,000	245,819
(B Shares)		123,900	1,663,165
Anhui Kouzi Distillery Co. Ltd. (A Shares)		21,900	210,559
Apeloa Pharmaceutical Co. Ltd. A Shares		44,800	215,228
Asymchem Laboratories Tianjin Co. Ltd. (A Shares)		9,300	472,506
Autobio Diagnostics Co. Ltd.		11,300	213,275
AVIC Aircraft Co. Ltd. (A Shares)		106,300	394,920
Avic Aviation High-Technology Co. Ltd. (A Series)		53,500	198,430
AVIC Capital Co. Ltd. (A Shares)		294,100	176,274
AVIC Electromechanical Systems Co. Ltd. (A Shares)		148,100	223,059
AVIC Jonhon OptronicTechnology Co. Ltd.		42,000	442,351
AVIC Shenyang Aircraft Co. Ltd. (A Shares)		45,100	402,267
AviChina Industry & Technology Co. Ltd. (H Shares)		1,593,000	1,025,393
Avicopter PLC (A Shares)		21,900	172,196
Bank of Beijing Co. Ltd. (A Shares)		779,180	572,935
Bank of Chengdu Co. Ltd. (A Shares)		137,100	252,661
Bank of China Ltd.:
(A Shares)		880,800	442,203
(H Shares)		51,551,000	20,506,915
Bank of Communications Co. Ltd.:
(A Shares)		1,078,000	800,986
(H Shares)		6,032,000	3,859,424
Bank of Hangzhou Co. Ltd. (A Shares)		226,520	578,766
Bank of Jiangsu Co. Ltd. (A Shares)		566,500	618,700
Bank of Nanjing Co. Ltd. (A Shares)		378,700	536,445
Bank of Ningbo Co. Ltd. (A Shares)		230,600	1,504,323
Bank of Shanghai Co. Ltd. (A Shares)		534,177	674,993
Baoshan Iron & Steel Co. Ltd. (A Shares)		857,800	1,143,557
BBMG Corp.:
(A Shares)		251,700	108,091
(H Shares)		285,000	58,704
Beijing BDStar Navigation Co. Ltd. (A Shares) (b)		19,500	122,359
Beijing Capital International Airport Co. Ltd. (H Shares)		1,206,000	877,204
Beijing Dabeinong Technology Group Co. Ltd. (A Shares)		160,800	202,444
Beijing E-Hualu Information Technology Co. Ltd. (A Shares)		23,340	88,658
Beijing Enlight Media Co. Ltd. (A Shares)		109,100	219,262
Beijing Kunlun Tech Co. Ltd. (A Shares)		44,900	128,662
Beijing New Building Materials PLC (A Shares)		64,300	458,498
Beijing Oriental Yuhong Waterproof Technology Co. Ltd. (A Shares)		96,600	861,916
Beijing Originwater Technology Co. Ltd. (A Shares)		111,100	120,651
Beijing Shiji Information Technology Co. Ltd. (A Shares)		46,200	203,755
Beijing Shunxin Agriculture Co. Ltd.		26,400	202,481
Beijing Sinnet Technology Co. Ltd. (A Shares)		56,800	123,717
Beijing Thunisoft Corp. Ltd. (A Shares)		28,800	79,635
Beijing Tiantan Biological Products Corp. Ltd. (A Shares)		47,900	266,970
Beijing Yanjing Brewery Co. Ltd. (A Shares)		91,100	103,998
Beijing-Shanghai High Speed Railway Co. Ltd. (A Shares)		459,500	417,372
Betta Pharmaceuticals Co. Ltd. (A Shares)		15,300	252,893
BGI Genomics Co. Ltd.		15,300	305,433
BOE Technology Group Co. Ltd. (A Shares)		1,305,000	1,477,663
By-Health Co. Ltd. (A Shares)		61,000	308,133
BYD Co. Ltd.:
(A Shares)		74,000	1,812,648
(H Shares)		501,000	10,418,060
C&S Paper Co. Ltd. (A Shares)		49,700	236,773
Caitong Securities Co. Ltd.		131,600	203,087
Cansino Biologics, Inc. (H Shares) (b)(d)		46,800	2,343,690
CGN Power Co. Ltd. (H Shares) (d)		6,367,000	1,467,211
Chacha Food Co. Ltd. (A Shares)		18,200	151,678
Changchun High & New Technology Industry Group, Inc. (A Shares)		15,600	1,199,129
Changjiang Securities Co. Ltd. (A Shares)		186,500	208,583
Changzhou Xingyu Automotive Lighting Systems Co. Ltd. (A Shares)		10,500	315,284
Chaozhou Three-Circle Group Co. (A Shares)		70,000	468,217
Chengdu Kanghong Pharmaceutical Group Co. Ltd. (A Shares)		29,700	99,054
Chifeng Jilong Gold Mining Co. Ltd. (A Shares) (b)		61,600	144,258
China Aerospace Times Electronics Co. Ltd. (A Shares)		101,800	107,406
China Avionics Systems Co. Ltd. (A Shares)		84,300	195,726
China Bohai Bank Co. Ltd. (H Shares) (d)		1,598,500	722,311
China Cinda Asset Management Co. Ltd. (H Shares)		5,889,000	1,159,946
China CITIC Bank Corp. Ltd.:
(A Shares)		212,900	170,359
(H Shares)		5,413,000	2,836,202
China Communications Services Corp. Ltd. (H Shares)		1,572,000	682,004
China Construction Bank Corp.:
(A Shares)		576,000	598,823
(H Shares)		61,535,000	48,572,138
China Eastern Airlines Corp. Ltd. (A Shares)		343,400	276,906
China Everbright Bank Co. Ltd.:
(A Shares)		1,606,800	938,241
(H Shares)		1,943,000	812,945
China Film Co. Ltd. (A Shares)		54,900	119,918
China Fortune Land Development Co. Ltd. (A Shares)		146,590	126,131
China Galaxy Securities Co. Ltd.:
(A Shares)		136,500	210,438
(H Shares)		2,384,500	1,421,291
China Gezhouba Group Co. Ltd. (A Shares)		168,200	184,738
China Great Wall Securities Co. Ltd. (A Shares)		67,500	105,001
China Greatwall Technology Group Co. Ltd. (A Shares)		109,500	199,768
China Huarong Asset Management Co. Ltd. (c)(d)		6,661,000	874,670
China International Capital Corp. Ltd. (b)		9,400	72,502
China International Capital Corp. Ltd. (H Shares) (d)		958,000	2,407,410
China International Travel Service Corp. Ltd. (A Shares)		75,300	3,629,080
China Jushi Co. Ltd. (A Shares)		133,600	371,897
China Life Insurance Co. Ltd.:
(A Shares)		113,300	578,795
(H Shares)		4,771,000	9,671,534
China Longyuan Power Grid Corp. Ltd. (H Shares)		2,034,000	2,995,586
China Merchants Bank Co. Ltd.:
(A Shares)		816,900	6,650,287
(H Shares)		2,489,346	20,077,568
China Merchants Energy Shipping Co. Ltd. (A Shares)		238,700	181,048
China Merchants Property Operation & Service Co. Ltd. (A Shares)		37,600	122,555
China Merchants Securities Co. Ltd. (A Shares)		283,400	819,533
China Merchants Shekou Industrial Zone Holdings Co. Ltd. (A Shares)		241,600	433,675
China Minsheng Banking Corp. Ltd.:
(A Shares)		1,399,200	1,015,871
(H Shares)		3,690,040	1,895,434
China Molybdenum Co. Ltd.:
(A Shares)		673,400	604,380
(H Shares)		2,166,000	1,469,514
China National Accord Medicines Corp. Ltd. (A Shares)		12,300	79,422
China National Building Materials Co. Ltd. (H Shares)		2,482,000	3,597,866
China National Chemical Engineering Co. Ltd. (A Shares)		184,300	179,360
China National Medicines Corp. Ltd. (A Shares)		27,900	158,905
China National Nuclear Power Co. Ltd. (A Shares)		531,300	428,421
China National Software & Service Co. Ltd. (A Shares)		18,400	131,260
China Northern Rare Earth Group High-Tech Co. Ltd. (b)		139,800	439,473
China Oilfield Services Ltd. (H Shares)		1,142,000	1,052,650
China Pacific Insurance (Group) Co. Ltd.		269,800	1,370,777
China Pacific Insurance (Group) Co. Ltd. (H Shares)		1,777,000	6,428,335
China Petroleum & Chemical Corp.:
(A Shares)		990,500	654,876
(H Shares)		15,541,000	7,664,910
China Railway Group Ltd.:
(A Shares)		701,500	584,087
(H Shares)		2,550,000	1,319,687
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd. (A Shares)		34,400	132,796
China Shenhua Energy Co. Ltd.:
(A Shares)		142,500	422,866
(H Shares)		2,278,000	4,744,831
China Shipbuilding Industry Co. (A Shares) (b)		848,200	535,898
China South Publishing & Media Group Co. Ltd. (A Shares)		60,800	95,894
China Southern Airlines Ltd.:
(A Shares) (b)		236,600	232,086
(H Shares) (b)		1,242,000	844,229
China State Construction Engineering Corp. Ltd. (A Shares)		1,607,180	1,226,457
China Tower Corp. Ltd. (H Shares) (d)		28,434,000	4,099,782
China TransInfo Technology Co. Ltd. (A Shares)		57,500	132,969
China Vanke Co. Ltd.:
(A Shares)		377,200	1,641,419
(H Shares)		1,090,500	3,818,558
China Yangtze Power Co. Ltd. (A Shares)		838,300	2,586,059
China Zheshang Bank Co. Ltd.		622,900	380,081
Chongqing Brewery Co. Ltd. (A Shares)		18,000	437,606
Chongqing Changan Automobile Co. Ltd. (A Shares) (b)		171,300	433,179
Chongqing Fuling Zhacai Group Co. Ltd. Group (A Shares)		28,900	178,351
Chongqing Rural Commercial Bank Co. Ltd.:
(A Shares)		43,500	27,887
(H Shares)		1,897,000	805,909
Chongqing Zhifei Biological Products Co. Ltd. (A Shares)		61,800	2,152,284
CITIC Securities Co. Ltd.:
(A Shares)		253,700	934,695
(H Shares)		1,634,500	3,943,295
Contemporary Amperex Technology Co. Ltd.		89,800	5,384,671
COSCO Shipping Energy Transportation Co. Ltd.:
(A Shares)		53,900	50,707
(H Shares)		276,000	120,807
COSCO SHIPPING Holdings Co. Ltd.:
(A Shares) (b)		308,200	870,301
(H Shares) (b)		1,751,000	3,133,327
CSC Financial Co. Ltd. (A Shares)		104,500	461,844
Da An Gene Co. Ltd. of Sun Yat-Sen University (A Shares)		33,560	173,827
Daqin Railway Co. Ltd. (A Shares)		556,300	591,233
DaShenLin Pharmaceutical Group Co. Ltd.		25,400	296,709
DHC Software Co. Ltd. (A Shares)		104,400	110,149
Dong E-E-Jiao Co. Ltd. (A Shares)		24,300	133,446
Dongfang Electric Corp. Ltd. (A Shares)		108,300	190,552
Dongfeng Motor Group Co. Ltd. (H Shares)		1,738,000	1,510,283
Dongxing Securities Co. Ltd. (A Shares)		97,400	155,124
East Group Co. Ltd. (A Shares)		81,400	78,715
East Money Information Co. Ltd. (A Shares)		331,860	1,652,764
Ecovacs Robotics Co. Ltd. Class A (b)		17,200	435,772
Eve Energy Co. Ltd. (A shares)		72,555	993,814
Everbright Securities Co. Ltd. (A Shares)		149,200	345,487
Fangda Carbon New Material Co. Ltd. (A Shares)		145,281	199,513
FAW Jiefang Group Co. Ltd. (A Shares) (b)		110,400	188,619
Fiberhome Telecommunication Technologies Co. Ltd. (A Shares)		42,600	117,465
Financial Street Holdings Co. Ltd. (A Shares)		100,200	95,967
First Capital Securities Co. Ltd. (A Shares)		155,000	156,353
Focus Media Information Technology Co. Ltd. (A Shares)		566,420	943,231
Foshan Haitian Flavouring & Food Co. Ltd. (A Shares)		103,940	2,721,531
Founder Securities Co. Ltd. (A Shares) (b)		313,700	446,308
Foxconn Industrial Internet Co. Ltd. (A Shares)		277,196	589,205
Fu Jian Anjoy Foods Co. Ltd. (A Shares)		9,000	350,351
Fujian Sunner Development Co. Ltd. A Shares		46,900	191,556
Fuyao Glass Industries Group Co. Ltd.:
(A Shares)		141,500	1,121,989
(H Shares) (d)		248,400	1,443,824
G-bits Network Technology Xiamen Co. Ltd. (A Shares)		2,700	191,025
GCL System Integration Technology Co. Ltd. (b)		216,600	104,059
GEM Co. Ltd. (A Shares)		183,200	283,000
Gemdale Corp. (A Shares)		165,700	301,017
GF Securities Co. Ltd.:
(A Shares)		190,500	437,001
(H Shares)		919,800	1,333,327
Giant Network Group Co. Ltd. (A Shares)		56,300	119,149
Gigadevice Semiconductor Beijing, Inc. (A Shares)		18,060	539,080
GoerTek, Inc. (A Shares)		124,600	725,638
Great Wall Motor Co. Ltd.:
(A Shares)		97,400	502,986
(H Shares)		1,975,000	4,886,808
Greenland Holdings Corp. Ltd. (A Shares)		285,533	250,092
GRG Banking Equipment Co. Ltd. (A Shares)		90,200	180,024
Guangdong Haid Group Co. Ltd. (A Shares)		62,600	806,494
Guangdong HEC Technology Holding Co. Ltd. (A Shares) (b)		94,700	68,609
Guangdong Hongda Blasting Co. Ltd. (A Shares)		26,900	115,437
Guangdong Kinlong Hardware Products Co. Ltd. (A Shares)		12,300	359,832
Guangdong Xinbao Electrical Appliances Holdings Co. Ltd.		23,800	137,649
Guanghui Energy Co. Ltd. (A Shares) (b)		227,600	107,234
Guangzhou Automobile Group Co. Ltd.		84,200	145,157
Guangzhou Automobile Group Co. Ltd. (H Shares)		1,730,000	1,476,605
Guangzhou Baiyun International Airport Co. Ltd. (A Shares)		85,300	160,230
Guangzhou Baiyunshan Pharma Health (A Shares)		49,200	232,871
Guangzhou Haige Communications Group (A Shares)		85,500	131,152
Guangzhou Kingmed Diagnostics Group Co. Ltd. (A Shares)		17,500	390,009
Guangzhou R&F Properties Co. Ltd. (H Shares)		1,049,200	1,342,609
Guangzhou Shiyuan Electronic Technology Co. Ltd. (A Shares)		25,400	523,106
Guangzhou Tinci Materials Technology Co. Ltd. (A Shares)		35,700	371,697
Guangzhou Wondfo Biotech Co. Ltd. (A Shares)		12,391	194,148
Guangzhou Yuexiu Financial Holdings Group Co. Ltd. (A Shares)		67,900	135,202
Guolian Securities Co. Ltd. (b)		62,200	133,365
Guosen Securities Co. Ltd. (A Shares)		149,700	242,813
Guotai Junan Securities Co. Ltd. (A Shares)		287,600	735,716
Guoxuan High Tech Co. Ltd. (A Shares) (b)		48,800	261,885
Guoyuan Securities Co. Ltd. (A Shares)		146,610	173,934
Haier Smart Home Co. Ltd. (b)		1,250,200	5,407,836
Haier Smart Home Co. Ltd. (A Shares)		248,000	1,269,211
Haitong Securities Co. Ltd.:
(A Shares)		210,600	360,136
(H Shares)		2,046,400	1,830,965
Hanergy Mobile Energy Holding (b)(c)		1,618,000	2
Hangzhou First Applied Material Co. Ltd. (A Shares)		24,500	346,145
Hangzhou Robam Appliances Co. Ltd. (A Shares)		34,200	202,712
Hangzhou Silan Microelectronics Co. Ltd. (A Shares)		50,200	279,246
Hangzhou Tigermed Consulting Co. Ltd.:
(A Shares)		22,300	539,148
(H Shares) (b)(d)		70,700	1,388,925
Hefei Meiya Optoelectronic Technology, Inc. (A Shares)		25,100	186,190
Heilongjiang Agriculture Co. Ltd. (A Shares)		63,200	147,908
Henan Billions Chemicals Co. Ltd. (A Shares)		86,073	450,077
Henan Shuanghui Investment & Development Co. Ltd. (A Shares)		110,223	623,862
Hengli Petrochemical Co. Ltd. (A Shares)		225,840	1,034,395
Hengtong Optic-electric Co. Ltd. (A Shares)		86,280	154,207
Hengyi Petrochemical Co. Ltd. (A Shares)		141,820	288,525
Hesteel Co. Ltd. (A Shares) (b)		386,600	152,287
Hithink RoyalFlush Information Network Co. Ltd. (A Shares)		20,300	340,555
Hongfa Technology Co. Ltd. (A Shares)		27,000	233,234
Huaan Securities Co. Ltd. (A Shares)		123,500	116,184
Huadian Power International Corp. Ltd. (A Shares)		213,900	112,344
Huadong Medicine Co. Ltd. (A Shares)		67,480	548,721
Huagong Tech Co. Ltd. (A Shares)		37,000	115,341
Hualan Biological Engineer, Inc. (A Shares)		70,160	456,064
Huaneng Power International, Inc.:
(A Shares)		217,400	141,721
(H Shares)		2,428,000	875,208
Huatai Securities Co. Ltd.:
(A Shares)		180,800	444,634
(H Shares) (d)		1,165,600	1,665,625
HUAXI Securities Co. Ltd.		96,900	139,808
Huaxia Bank Co. Ltd. (A Shares)		479,200	461,915
Huaxin Cement Co. Ltd. (A Shares)		47,200	160,116
Huayu Automotive Systems Co. Ltd. (A Shares)		119,400	481,768
Hubei Biocause Pharmaceutical Co. Ltd. (A Shares)		163,600	96,540
Hubei Jumpcan Pharmaceutical Co. Ltd. (A Shares)		29,000	86,371
Hunan Valin Steel Co. Ltd. (A Shares)		235,900	286,425
Hundsun Technologies, Inc. (A Shares)		39,857	565,762
iFlytek Co. Ltd. (A Shares)		84,600	666,110
Industrial & Commercial Bank of China Ltd.:
(A Shares)		2,268,700	1,797,858
(H Shares)		38,844,000	25,303,420
Industrial Bank Co. Ltd. (A Shares)		801,200	2,690,676
Industrial Securities Co. Ltd. (A Shares)		251,100	352,591
Ingenic Semiconductor Co. Ltd. (A Shares) (b)		14,500	157,913
Inner Mongoli Yili Industries Co. Ltd. (A Shares)		233,700	1,478,337
Inner Mongolia Baotou Steel Union Co. Ltd. (A Shares) (b)		1,751,700	397,775
Inner Mongolia First Machinery Group Co. Ltd. (A Shares)		60,500	96,822
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd. (A Shares)		325,100	290,775
Inspur Electronic Information Industry Co. Ltd. (A Shares)		54,896	229,048
Intco Medical Technology Co. Ltd. (A Shares)		13,600	358,304
JA Solar Technology Co. Ltd. (A Shares) (b)		40,500	162,976
Jafron Biomedical Co. Ltd. (A Shares)		30,390	453,022
Jason Furniture Hangzhou Co. Ltd. (A Shares)		23,500	291,322
JCET Group Co. Ltd. (A Shares) (b)		70,300	399,635
Jiangsu Changshu Rural Commercial Bank Co. Ltd.		100,600	107,850
Jiangsu Expressway Co. Ltd. (H Shares)		774,000	912,728
Jiangsu Hengli Hydraulic Co. Ltd.		50,076	665,256
Jiangsu Hengrui Medicine Co. Ltd. (A Shares)		205,796	2,673,584
Jiangsu King's Luck Brewery JSC Ltd. (A Shares)		46,700	385,445
Jiangsu Shagang Co. Ltd. (A Shares)		83,200	126,468
Jiangsu Yanghe Brewery JSC Ltd. (A Shares)		57,700	1,715,803
Jiangsu Yangnong Chemical Co. Ltd. (A Shares)		11,600	200,731
Jiangsu Yuyue Medical Equipment & Supply Co. Ltd. (A Shares)		37,900	186,177
Jiangsu Zhongnan Construction Group Co. Ltd. (A Shares)		124,900	136,602
Jiangsu Zhongtian Technology Co. Ltd. (A Shares)		111,900	176,661
Jiangxi Copper Co. Ltd.:
(A Shares)		92,000	377,465
(H Shares)		738,000	1,805,156
Jiangxi Ganfeng Lithium Co. Ltd.		42,100	712,061
Jiangxi Zhengbang Technology Co. Ltd. (A Shares)		116,800	265,770
Jilin Aodong Pharmaceutical Group Co. Ltd. (A Shares)		34,300	80,644
Jinke Properties Group Co. Ltd. (A Shares)		193,400	197,179
Jinyu Bio-Technology Co. Ltd. (A Shares)		42,100	141,905
JiuGui Liquor Co. Ltd. (A Shares)		12,300	377,579
Joincare Pharmaceutical Group Industry Co. Ltd. (A Shares)		71,900	163,270
Jointown Pharmaceutical Group (A Shares) (b)		66,300	173,598
Jonjee Hi-Tech Industrial & Commercial Holding Co. Ltd. (A Shares)		29,900	215,607
Joyoung Co. Ltd. (A Shares)		28,100	138,037
Juewei Food Co. Ltd.		23,000	306,655
Kingfa Sci & Tech Co. Ltd. (A Shares)		98,900	348,025
Kuang-Chi Technologies Co. Ltd. (A Shares) (b)		81,200	235,942
Kweichow Moutai Co. Ltd. (A Shares)		48,400	15,003,963
Lakala Payment Co. Ltd. (A Shares)		29,600	149,337
Laobaixing Pharmacy Chain JSC (A Shares)		15,420	127,795
Legend Holdings Corp. rights (b)(c)		12,238	2,048
Lens Technology Co. Ltd. (A Shares)		190,100	767,330
Leo Group Co. Ltd. (A Shares)		247,800	94,167
Lepu Medical Technology Beijing Co. Ltd. (A Shares)		67,200	333,119
Leyard Optoelectronic Co. Ltd. (A Shares)		94,300	104,446
Liaoning Chengda Co. Ltd. (A Shares)		55,500	193,245
Lingyi iTech Guangdong Co. (A Shares)		265,900	338,459
Livzon Pharmaceutical Group, Inc. (A Shares)		23,300	169,167
LONGi Green Energy Technology Co. Ltd.		145,600	2,235,675
Luenmei Quantum Co. Ltd. (A Shares)		51,086	71,734
Luxshare Precision Industry Co. Ltd. (A Shares)		268,728	1,534,284
Luzhou Laojiao Co. Ltd. (A Shares)		56,300	2,222,778
Maccura Biotechnology Co. Ltd. (A Shares)		20,600	151,282
Mango Excellent Media Co. Ltd. (A Shares)		68,007	714,896
Maxscend Microelectronics Co. Ltd. (A Shares)		10,260	677,111
Meinian Onehealth Healthcare Holdings Co. Ltd. (A Shares) (b)		150,460	285,882
Metallurgical Corp. China Ltd. (A Shares)		679,700	323,392
Midea Group Co. Ltd. (A Shares)		135,100	1,673,124
Muyuan Foodstuff Co. Ltd. (A Shares)		144,500	2,524,816
Nanji E-Commerce Co. Ltd. (A Shares)		93,700	116,953
Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd.		29,400	209,140
Nanjing Securities Co. Ltd. (A Shares)		124,300	188,365
Nanyang Topsec Technologies Group, Inc. (b)		42,400	118,682
NARI Technology Co. Ltd. (A Shares)		176,500	871,935
NAURA Technology Group Co. Ltd.		18,900	483,543
NavInfo Co. Ltd. (A Shares)		83,800	184,209
New China Life Insurance Co. Ltd.		67,900	509,866
New China Life Insurance Co. Ltd. (H Shares)		550,000	2,120,627
New Hope Liuhe Co. Ltd. (A Shares)		172,100	441,848
Ninestar Corp. (A Shares)		37,800	148,199
Ningbo Joyson Electronic Corp. (A shares)		49,700	139,192
Ningbo Tuopu Group Co. Ltd. (A Shares)		39,300	205,804
Nongfu Spring Co. Ltd. (H Shares) (a)(d)		197,600	1,046,795
Northeast Securities Co. Ltd. (A Shares)		91,600	116,313
O-film Tech Co. Ltd. (A Shares)		99,500	130,341
Oceanwide Holdings Co., Ltd. (A Shares)		134,700	57,222
Offcn Education Technology Co. A Shares		61,481	242,182
Offshore Oil Enginering Co. Ltd. (A Shares)		156,000	104,827
Oppein Home Group, Inc. (A Shares)		15,060	388,045
Orient Securities Co. Ltd. (A Shares)		218,800	297,772
Ovctek China, Inc. (A Shares)		23,300	418,093
Pangang Group Vanadium Titanium & Resources Co. Ltd. (A Shares) (b)		306,300	105,515
People's Insurance Co. of China Group Ltd.:
(A Shares)		195,400	182,919
(H Shares)		5,444,000	1,864,252
Perfect World Co. Ltd. (A Shares)		73,600	242,283
PetroChina Co. Ltd.:
(A Shares)		632,000	414,922
(H Shares)		13,814,000	5,032,811
Pharmaron Beijing Co. Ltd. (H Shares) (d)		81,700	1,694,425
PICC Property & Casualty Co. Ltd. (H Shares)		4,425,840	4,347,354
Ping An Bank Co. Ltd. (A Shares)		747,300	2,688,595
Ping An Insurance Group Co. of China Ltd.:
(A Shares)		459,394	5,144,986
(H Shares)		3,792,500	41,346,873
Poly Developments & Holdings (A Shares)		454,300	982,498
Poly Property Development Co. Ltd. (H Shares)		72,600	531,339
Postal Savings Bank of China Co. Ltd.		1,017,100	799,728
Postal Savings Bank of China Co. Ltd. (H Shares) (d)		6,387,000	4,160,564
Power Construction Corp. of China Ltd. (A Shares)		569,100	335,825
Proya Cosmetics Co. Ltd. (A Shares)		7,600	214,552
Qianhe Condiment and Food Co. Ltd. (A Shares)		24,700	125,532
Qingdao Rural Commercial Bank Corp. (A Shares)		182,800	121,142
Risesun Real Estate Development Co. Ltd. (A Shares)		140,600	133,791
Rongsheng Petrochemical Co. Ltd. (A Shares)		216,700	948,345
SAIC Motor Corp. Ltd. (A Shares)		299,200	927,157
Sanan Optoelectronics Co. Ltd. (A Shares)		172,200	667,679
Sangfor Technologies, Inc.		15,600	659,063
Sanquan Food Co. Ltd. (A Shares)		29,300	90,070
Sany Heavy Industry Co. Ltd. (A Shares)		327,400	1,561,769
SDIC Capital Co. Ltd.		169,400	338,879
SDIC Power Holdings Co. Ltd. (A Shares)		244,400	373,764
Sealand Securities Co. Ltd. (A Shares)		193,200	125,646
Seazen Holdings Co. Ltd. (A Shares)		85,600	595,570
SF Holding Co. Ltd. (A Shares)		175,900	1,748,539
SG Micro Corp. (A Shares)		5,900	239,062
Shaanxi Coal Industry Co. Ltd. (A Shares)		315,800	548,814
Shandong Buchang Pharmaceuticals Co. Ltd. (A Shares)		40,743	143,751
Shandong Gold Mining Co. Ltd.:
(A Shares)		385,184	1,151,952
(H Shares) (d)		81,750	150,076
Shandong Hualu Hengsheng Chemical Co. Ltd. (A Shares)		62,400	376,029
Shandong Linglong Tyre Co. Ltd. (A Shares)		52,000	446,380
Shandong Nanshan Aluminum Co. Ltd. (A Shares)		452,400	266,960
Shandong Pharmaceutical Glass Co. Ltd. (A Shares)		22,600	142,998
Shandong Sinocera Functional Material Co. Ltd. (A Shares)		36,100	276,041
Shandong Sun Paper Industry JSC Ltd. (A Shares)		99,300	245,738
Shandong Weigao Medical Polymer Co. Ltd. (H Shares)		1,616,000	3,624,051
Shanghai Bairun Investment Holding Group Co. Ltd. (A Shares)		20,200	388,554
Shanghai Baosight Software Co. Ltd. (A Shares)		32,100	314,380
Shanghai Construction Group Co. Ltd. (A Shares)		282,800	126,689
Shanghai Electric Group Co. Ltd. (A Shares) (b)		403,000	318,117
Shanghai Electric Power Co. Ltd. (A Shares)		143,000	155,514
Shanghai Fosun Pharmaceutical (Group) Co. Ltd.:
(A Shares)		67,000	623,477
(H Shares)		349,000	2,217,264
Shanghai International Airport Co. Ltd. (A Shares)		36,100	274,033
Shanghai International Port Group Co. Ltd. (A Shares)		325,400	232,734
Shanghai Jahwa United Co. Ltd. (A Shares)		25,700	234,232
Shanghai Jinjiang International Hotels Co. Ltd. (A Shares)		33,900	320,488
Shanghai Lingang Holdings Corp. Ltd. (A Shares)		45,100	143,378
Shanghai Lujiazui Finance Trust Ltd. (B Shares)		2,437,041	2,200,648
Shanghai M&G Stationery, Inc. (A Shares)		34,700	489,933
Shanghai Oriental Pearl Media Co. Ltd.		118,090	160,530
Shanghai Pharmaceuticals Holding Co. Ltd.:
(A Shares)		99,400	343,643
(H Shares)		499,400	1,136,673
Shanghai Pudong Development Bank Co. Ltd. (A Shares)		1,126,600	1,749,028
Shanghai Putailai New Energy Technology Co. Ltd.		24,812	310,730
Shanghai RAAS Blood Products Co. Ltd. (A Shares)		207,100	255,616
Shanghai Yuyuan Tourist Mart Group Co. Ltd.		122,200	222,559
Shanghai Zhangjiang High Ltd. (A Shares)		50,600	142,025
Shanxi Lu'an Environmental Energy Development Co. Ltd. (A Shares)		101,200	139,915
Shanxi Meijin Energy Co. Ltd. (A Shares) (b)		151,400	183,827
Shanxi Securities Co. Ltd. (A Shares)		118,230	122,184
Shanxi Taigang Stainless Steel Co. Ltd. (A Shares)		217,300	213,826
Shanxi Xinghuacun Fen Wine Factory Co. Ltd. (A Shares)		33,500	2,123,021
Shanxi Xishan Coal & Electricity Power Co. Ltd. (A Shares)		142,660	124,071
Shenergy Co. Ltd. (A Shares)		229,300	200,839
Shengyi Technology Co. Ltd.		85,700	308,856
Shennan Circuits Co. Ltd. (A Shares)		18,240	223,664
Shenwan Hongyuan Group Co. Ltd. (A Shares)		823,900	575,273
Shenzhen Airport Co. Ltd. (A Shares)		66,800	88,021
Shenzhen Capchem Technology Co. Ltd. (A Shares)		15,500	184,415
Shenzhen Energy Group Co. Ltd. (A Shares)		170,860	223,555
Shenzhen Goodix Technology Co. Ltd. (A Shares)		17,200	302,365
Shenzhen Hepalink Pharmaceutical Group Co. Ltd. (A Shares)		34,400	86,086
Shenzhen Inovance Technology Co. Ltd. (A Shares)		66,300	916,125
Shenzhen Kaifa Technology Co. Ltd. (A Shares)		53,200	141,927
Shenzhen Kangtai Biological Products Co. Ltd.		26,400	736,924
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. (A Shares)		39,000	2,809,554
Shenzhen MTC Co. Ltd. (A Shares) (b)		165,000	147,833
Shenzhen Overseas Chinese Town Co. Ltd. (A Shares)		308,900	444,251
Shenzhen Salubris Pharmaceuticals Co. Ltd. (A Shares)		39,900	225,526
Shenzhen SC New Energy Technology Corp. (A Shares)		12,200	208,174
Shenzhen Sunway Communication Co. Ltd. (A Shares)		36,900	160,232
Shijiazhuang Yiling Pharmaceutical Co. Ltd. (A Shares)		45,000	194,987
Siasun Robot & Automation Co. Ltd. (A Shares) (b)		54,000	80,497
Sichuan Chuantou Energy Co. Ltd. (A Shares)		153,900	267,694
Sichuan Kelun Pharmaceutical Co. Ltd. (A Shares)		54,200	181,937
Sichuan Swellfun Co. Ltd. (A Shares)		18,500	292,353
Sinolink Securities Co. Ltd. (A Shares)		115,200	215,149
Sinoma Science & Technology Co. Ltd. (A Shares)		64,000	217,107
Sinopec Shanghai Petrochemical Co. Ltd. (A Shares)		255,100	144,623
Sinopharm Group Co. Ltd. (H Shares)		878,400	2,725,299
Sinotrans Ltd.		74,500	56,161
Sinotrans Ltd. (H Shares)		290,000	132,535
SKSHU Paint Co. Ltd. (A Shares)		10,300	376,996
Songcheng Performance Development Co. Ltd. (A Shares)		97,380	326,882
Soochow Securities Co. Ltd. (A Shares)		139,750	170,977
Southwest Securities Co. Ltd. (A Shares)		235,400	163,636
Spring Airlines Co. Ltd. (A Shares)		34,487	342,553
STO Express Co. Ltd.		49,900	66,292
Sungrow Power Supply Co. Ltd. (A Shares)		56,200	780,471
Suning.com Co. Ltd. (A Shares)		348,200	358,232
Sunshine City Group Co. Ltd. (A Shares)		136,400	120,734
Sunwoda Electronic Co. Ltd. (A Shares)		58,900	195,803
Suofeiya Home Collection Co. Ltd. (A Shares)		23,900	107,510
Suzhou Dongshan Precision Manufacturing Co. Ltd. (A Shares)		62,300	167,840
Suzhou Gold Mantis Consolidated Co. Ltd.		98,200	140,318
Tangshan Jidong Cement Co. Ltd. A Shares		61,000	132,111
TBEA Co. Ltd. (A Shares)		140,100	266,847
TCL Corp. (A Shares)		541,600	752,978
The Pacific Securities Co. Ltd. (A Shares) (b)		249,000	142,703
Thunder Software Technology Co. Ltd. (A Shares)		16,200	336,212
Tianfeng Securities Co. Ltd. (A Shares)		228,500	166,252
Tianjin 712 Communication & Broadcasting Co. Ltd.		29,200	139,200
Tianjin Chase Sun Pharmaceutical Co. Ltd. (A Shares)		96,600	65,211
Tianjin Zhonghuan Semiconductor Co. Ltd. (A Shares)		116,500	497,242
Tianma Microelectronics Co. Ltd. (A Shares)		88,400	189,814
Tianshui Huatian Technology Co. Ltd. (A Shares)		103,000	203,661
Toly Bread Co. Ltd.		20,700	157,484
TongFu Microelectronics Co. Ltd. (A Shares) (b)		49,700	164,067
Tonghua Dongbao Pharmaceutical Co. Ltd. (A Shares)		71,400	146,142
Tongkun Group Co. Ltd. (A Shares)		82,400	291,363
Tongling Nonferrous Metals Group Co. Ltd. (A Shares)		395,300	174,033
Tongwei Co. Ltd. (A Shares)		165,500	900,682
Topchoice Medical Corp. (b)		12,300	595,097
Transfar Zhilian Co. Ltd.		122,500	115,621
TravelSky Technology Ltd. (H Shares)		596,000	1,308,971
Tsingtao Brewery Co. Ltd.:
(A Shares)		59,300	833,690
(H Shares)		250,000	2,268,997
Unigroup Guoxin Microelectronics Co. Ltd.		23,100	417,895
Unisplendour Corp. Ltd. (A Shares)		106,303	300,016
Universal Scientific Industrial Shanghai Co. Ltd. (A Shares)		52,500	131,382
Visionox Technology, Inc. (A Shares) (b)		47,900	69,554
Walvax Biotechnology Co. Ltd. (A Shares)		59,500	574,457
Wangfujing Group Co. Ltd.		33,900	174,855
Wangsu Science & Technology Co. Ltd. (A Shares)		78,600	67,387
Wanhua Chemical Group Co. Ltd. (A Shares)		121,200	1,923,548
Weichai Power Co. Ltd.:
(A Shares)		251,800	704,425
(H Shares)		1,225,200	2,835,954
Weifu High-Technology Group Co. Ltd. (A Shares)		33,600	126,542
Weihai Guangwei Composites Co. Ltd. (A Shares)		19,300	188,275
Wens Foodstuffs Group Co. Ltd. (A Shares)		241,380	536,566
Western Securities Co. Ltd. (A Shares)		178,800	232,839
Will Semiconductor Ltd.		33,200	1,551,453
Wingtech Technology Co. Ltd. (A Shares)		47,500	625,898
Winning Health Technology Group Co. Ltd. (A Shares)		80,480	188,348
Wuchan Zhongda Group Co. Ltd.		180,600	128,890
Wuhan Guide Infrared Co. Ltd. (A Shares)		59,040	318,023
Wuhan Humanwell Hi-Tech Industry Co. Ltd.		62,700	318,851
Wuhu Sanqi Interactive Entertainment Network Technology Group Co. Ltd. (A Shares)		80,700	275,005
Wuhu Token Science Co. Ltd. (A Shares)		85,300	99,617
Wuliangye Yibin Co. Ltd. (A Shares)		149,300	6,573,029
WUS Printed Circuit Kunshan Co. Ltd. (A Shares)		59,700	133,538
WuXi AppTec Co. Ltd.		66,820	1,638,631
WuXi AppTec Co. Ltd. (H Shares) (d)		192,552	4,553,674
Wuxi Lead Intelligent Equipment Co. Ltd. (A Shares)		34,500	471,121
Wuxi Taiji Industry Co. Ltd. (A Shares)		82,800	99,383
XCMG Construction Machinery Co. Ltd. (A Shares)		300,100	342,124
Xiamen C&D, Inc. (A Shares)		100,200	125,531
Xiamen Intretech, Inc.		38,930	244,639
Xiamen Tungsten Co. Ltd. (A Shares)		52,900	157,797
Xinhu Zhongbao Co. Ltd. (A Shares)		267,500	127,273
Xinjiang Goldwind Science & Technology Co. Ltd.:
(A Shares)		160,200	301,666
(H Shares)		461,810	760,988
Yantai Eddie Precision Machinery Co. Ltd. (A Shares)		22,200	209,603
Yantai Jereh Oilfield Services (A Shares)		34,500	175,924
Yanzhou Coal Mining Co. Ltd.:
(A Shares)		115,300	231,366
(H Shares)		946,000	1,128,952
Yealink Network Technology Corp. Ltd.		28,550	308,764
Yifan Pharmaceutical Co. Ltd. (A Shares)		46,800	129,335
Yifeng Pharmacy Chain Co. Ltd.		20,360	282,590
Yihai Kerry Arawana Holdings Co. Ltd. (A Series)		48,700	591,156
Yintai Gold Co. Ltd. (A Shares)		99,180	131,300
Yonghui Superstores Co. Ltd. (A Shares)		362,400	311,820
Yonyou Network Technology Co. Ltd. (A Shares)		125,338	642,809
Youngor Group Co. Ltd. (A Shares)		152,789	175,365
YTO Express Group Co. Ltd. (A Shares)		113,600	206,721
Yuan Longping High-tech Agriculture Co. Ltd. (A Shares) (b)		47,100	122,961
Yunda Holding Co. Ltd. (A Shares)		96,690	240,474
Yunnan Baiyao Group Co. Ltd. (A Shares)		49,200	817,403
Yunnan Energy New Material Co. Ltd.		33,700	700,446
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. (A Shares)		23,200	1,216,033
Zhaojin Mining Industry Co. Ltd. (H Shares)		731,500	663,908
Zhejiang Century Huatong Group Co. Ltd. (A Shares)		283,597	290,453
Zhejiang Chint Electric Co. Ltd. (A Shares)		79,500	408,829
Zhejiang Dahua Technology Co. Ltd. (A Shares)		114,200	413,861
Zhejiang Dingli Machinery Co. Ltd. (A Shares)		18,360	208,147
Zhejiang Expressway Co. Ltd. (H Shares)		944,000	821,530
Zhejiang Huahai Pharmaceutical Co. Ltd. (A Shares)		47,820	160,447
Zhejiang Huayou Cobalt Co. Ltd. (A Shares) (b)		46,616	588,830
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd. (A Shares)		48,300	288,599
Zhejiang Juhua Co. Ltd. (A Shares)		100,500	135,687
Zhejiang Longsheng Group Co. Ltd. (A Shares)		122,300	256,748
Zhejiang NHU Co. Ltd. (A Shares)		81,700	493,595
Zhejiang Sanhua Intelligent Controls Co. Ltd. (A Shares)		135,790	449,312
Zhejiang Semir Garment Co. Ltd. (A Shares)		83,600	151,225
Zhejiang Supor Co. Ltd.		19,300	224,796
Zhejiang Weixing New Building Materials Co. Ltd. (A Shares)		60,000	217,996
Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd.		19,900	225,545
Zhengzhou Yutong Bus Co. Ltd. (A Shares)		84,100	176,813
Zheshang Securities Co. Ltd.		134,000	235,563
ZhongAn Online P & C Insurance Co. Ltd. (H Shares) (b)(d)		241,100	1,427,775
Zhongji Innolight Co. Ltd. (A Shares)		26,600	140,571
Zhongjin Gold Co. Ltd. (A Shares)		176,700	233,653
Zhongtian Financial Group Co. Ltd. (A Shares) (b)		226,995	97,131
Zhuzhou CRRC Times Electric Co. Ltd. (H Shares)		353,300	1,409,971
Zijin Mining Group Co. Ltd.:
(A Shares)		820,900	1,398,707
(H Shares)		3,622,000	5,101,179
Zoomlion Heavy Industry Science and Technology Co. Ltd.:
(A Shares)		693,800	1,265,742
(H Shares)		294,400	407,807
ZTE Corp.:
(A Shares)		92,400	413,220
(H Shares)		585,880	1,466,256

TOTAL CHINA			586,042,661

Colombia - 0.1%
Bancolombia SA		158,208	1,176,874
Bancolombia SA sponsored ADR		5,281	158,060
Ecopetrol SA		3,152,362	1,856,156
Grupo de Inversiones Suramerica SA		148,511	758,124
Interconexion Electrica SA ESP		284,316	1,619,553

TOTAL COLOMBIA			5,568,767

Cyprus - 0.1%
TCS Group Holding PLC unit		76,937	4,447,784
Czech Republic - 0.1%
CEZ A/S		100,453	2,799,578
Komercni Banka A/S (b)		46,930	1,423,546
MONETA Money Bank A/S (b)(d)		321,646	1,196,213

TOTAL CZECH REPUBLIC			5,419,337

Egypt - 0.1%
Commercial International Bank SAE		935,702	3,405,812
Eastern Tobacco Co.		755,318	569,624
Elsewedy Electric Co.		651,917	335,117

TOTAL EGYPT			4,310,553

Greece - 0.1%
Ff Group (b)(c)		1,035	1,493
Hellenic Telecommunications Organization SA		151,760	2,574,418
Jumbo SA		70,086	1,310,257
OPAP SA		130,700	2,003,459

TOTAL GREECE			5,889,627

Hong Kong - 1.1%
Beijing Enterprises Holdings Ltd.		321,000	1,049,648
BYD Electronic International Co. Ltd.		434,500	2,312,970
China Everbright International Ltd.		2,388,333	1,503,518
China Everbright Ltd.		686,000	821,319
China Jinmao Holdings Group Ltd.		3,644,000	1,383,901
China Merchants Holdings International Co. Ltd.		922,105	1,479,119
China Overseas Land and Investment Ltd.		2,460,000	6,226,205
China Power International Development Ltd.		3,384,000	775,452
China Resources Beer Holdings Co. Ltd.		934,878	7,552,199
China Resources Pharmaceutical Group Ltd. (d)		1,018,500	688,375
China Resources Power Holdings Co. Ltd.		1,251,691	1,643,622
China Taiping Insurance Group Ltd.		1,036,777	1,927,335
China Traditional Chinese Medicine Holdings Co. Ltd.		1,778,000	1,016,294
CITIC Pacific Ltd.		3,735,000	3,933,224
CSPC Pharmaceutical Group Ltd.		5,769,840	7,145,681
Far East Horizon Ltd.		1,259,000	1,442,516
Fosun International Ltd.		1,628,500	2,343,874
Guangdong Investment Ltd.		1,888,000	2,906,952
Hua Hong Semiconductor Ltd. (b)(d)		334,000	2,087,567
Lenovo Group Ltd.		4,632,000	6,368,609
Shenzhen Investment Ltd.		1,898,137	696,430
Sinotruk Hong Kong Ltd.		450,000	1,107,657
Sun Art Retail Group Ltd.		1,276,500	1,176,626
Wharf Holdings Ltd.		975,000	2,962,248
Yuexiu Property Co. Ltd.		4,300,000	996,428

TOTAL HONG KONG			61,547,769

Hungary - 0.2%
MOL Hungarian Oil and Gas PLC Series A (For. Reg.) (b)		258,684	1,788,390
OTP Bank PLC (b)		143,461	6,453,924
Richter Gedeon PLC		89,340	2,557,109

TOTAL HUNGARY			10,799,423

India - 9.0%
ACC Ltd.		48,526	1,233,709
Adani Green Energy Ltd. (b)		250,856	3,451,620
Adani Ports & Special Economic Zone Ltd. (b)		326,085	3,214,616
Ambuja Cements Ltd.		442,216	1,845,478
Apollo Hospitals Enterprise Ltd. (b)		58,013	2,504,849
Asian Paints Ltd.		246,574	8,445,214
Aurobindo Pharma Ltd.		187,773	2,487,032
Avenue Supermarts Ltd. (b)(d)		104,231	4,015,402
Axis Bank Ltd. (b)		1,455,246	14,048,415
Bajaj Auto Ltd.		44,415	2,299,318
Bajaj Finance Ltd.		174,325	12,833,738
Bajaj Finserv Ltd.		24,522	3,656,247
Balkrishna Industries Ltd.		55,202	1,319,354
Bandhan Bank Ltd. (b)(d)		463,965	2,065,930
Berger Paints India Ltd. (b)		154,052	1,464,487
Bharat Forge Ltd. (b)		147,895	1,219,028
Bharat Petroleum Corp. Ltd.		548,091	3,121,798
Bharti Airtel Ltd.		1,577,183	11,431,409
Biocon Ltd. (b)		269,237	1,380,269
Britannia Industries Ltd.		69,247	3,225,075
Cipla Ltd. (b)		284,596	3,498,507
Coal India Ltd.		786,551	1,413,147
Colgate-Palmolive Ltd.		77,984	1,560,522
Container Corp. of India Ltd.		175,407	1,397,240
Dabur India Ltd.		338,555	2,459,787
Divi's Laboratories Ltd. (b)		85,210	4,674,267
DLF Ltd.		395,169	1,319,631
Dr. Reddy's Laboratories Ltd.		74,772	5,205,043
Eicher Motors Ltd.		87,511	2,861,671
GAIL India Ltd.		1,016,549	1,883,337
Godrej Consumer Products Ltd. (b)		262,204	2,449,256
Grasim Industries Ltd.		189,612	3,589,071
Havells India Ltd.		141,453	1,891,484
HCL Technologies Ltd.		697,714	8,469,516
HDFC Asset Management Co. Ltd. (d)		35,400	1,327,159
HDFC Standard Life Insurance Co. Ltd. (b)(d)		518,226	4,654,272
Hero Motocorp Ltd.		76,815	2,924,219
Hindalco Industries Ltd.		1,010,420	4,971,940
Hindustan Petroleum Corp. Ltd.		432,603	1,370,742
Hindustan Unilever Ltd.		528,772	16,806,388
Housing Development Finance Corp. Ltd.		1,097,919	35,879,735
ICICI Bank Ltd. (b)		3,281,769	26,590,159
ICICI Lombard General Insurance Co. Ltd. (d)		142,130	2,713,818
ICICI Prudential Life Insurance Co. Ltd. (b)(d)		228,313	1,609,182
Indian Oil Corp. Ltd.		1,182,800	1,451,048
Indraprastha Gas Ltd.		201,562	1,385,254
Indus Towers Ltd.		431,887	1,472,574
Info Edge India Ltd. (b)		45,369	3,010,938
Infosys Ltd.		2,190,786	39,824,107
InterGlobe Aviation Ltd. (b)(d)		61,321	1,360,812
Ipca Laboratories Ltd.		44,521	1,265,682
ITC Ltd.		1,893,859	5,181,228
JSW Steel Ltd.		543,292	5,266,385
Jubilant Foodworks Ltd. (b)		50,110	1,956,696
Kotak Mahindra Bank Ltd. (b)		356,030	8,407,606
Larsen & Toubro Infotech Ltd. (d)		33,646	1,767,488
Larsen & Toubro Ltd.		441,986	8,000,272
Lupin Ltd. (b)		145,092	2,095,414
Mahindra & Mahindra Ltd.		518,838	5,272,453
Marico Ltd.		330,101	1,834,043
Maruti Suzuki India Ltd.		87,303	7,610,527
Motherson Sumi Systems Ltd. (b)		811,022	2,351,312
MRF Ltd.		1,215	1,324,360
Muthoot Finance Ltd.		76,305	1,192,565
Nestle India Ltd.		21,647	4,767,353
NTPC Ltd.		2,834,545	3,921,398
Oil & Natural Gas Corp. Ltd.		1,605,728	2,345,007
Page Industries Ltd.		3,573	1,431,062
Petronet LNG Ltd.		475,159	1,539,591
PI Industries Ltd.		53,327	1,808,639
Pidilite Industries Ltd. (b)		97,254	2,384,631
Piramal Enterprises Ltd.		64,979	1,474,279
Power Grid Corp. of India Ltd.		1,341,810	3,987,108
Rec Ltd.		564,176	975,909
Reliance Industries Ltd.		1,833,409	49,378,627
SBI Life Insurance Co. Ltd. (d)		285,343	3,578,395
Shree Cement Ltd. (b)		6,902	2,601,286
Shriram Transport Finance Co. Ltd.		121,852	2,213,180
Siemens India Ltd.		45,365	1,152,549
State Bank of India (b)		1,147,607	5,478,078
Sun Pharmaceutical Industries Ltd.		539,079	4,764,030
Tata Consultancy Services Ltd.		603,144	24,723,977
Tata Consumer Products Ltd. (b)		383,582	3,467,803
Tata Motors Ltd. (b)		1,093,278	4,298,411
Tata Steel Ltd.		434,634	6,068,619
Tech Mahindra Ltd.		403,810	5,236,907
Titan Co. Ltd.		228,054	4,593,569
Torrent Pharmaceuticals Ltd.		32,226	1,091,933
Trent Ltd.		116,920	1,226,275
Ultratech Cemco Ltd.		74,044	6,278,017
United Spirits Ltd. (b)		193,276	1,355,973
UPL Ltd.		319,087	2,615,001
Vedanta Ltd.		1,194,148	4,148,195
Wipro Ltd.		734,582	4,859,454
Yes Bank Ltd. (b)		6,409,235	1,259,258
Zee Entertainment Enterprises Ltd.		554,713	1,390,247

TOTAL INDIA			495,228,606

Indonesia - 1.1%
PT Adaro Energy Tbk		9,362,800	806,970
PT Aneka Tambang Tbk		5,412,500	932,996
PT Astra International Tbk		13,019,700	4,957,310
PT Bank Central Asia Tbk		6,341,700	14,059,740
PT Bank Mandiri (Persero) Tbk		12,001,200	5,109,644
PT Bank Negara Indonesia (Persero) Tbk		4,804,200	1,895,738
PT Bank Rakyat Indonesia Tbk		35,702,900	10,010,159
PT Barito Pacific Tbk (b)		18,018,700	1,247,400
PT Charoen Pokphand Indonesia Tbk		4,745,500	2,316,080
PT Gudang Garam Tbk (b)		304,500	760,987
PT Indah Kiat Pulp & Paper Tbk		1,759,200	1,108,253
PT Indocement Tunggal Prakarsa Tbk		947,400	842,789
PT Indofood CBP Sukses Makmur Tbk		1,507,400	907,884
PT Indofood Sukses Makmur Tbk		2,820,000	1,273,832
PT Kalbe Farma Tbk		13,577,600	1,353,530
PT Merdeka Copper Gold Tbk (b)		6,322,600	1,146,778
PT Perusahaan Gas Negara Tbk Series B		7,052,600	598,092
PT Sarana Menara Nusantara Tbk		14,697,400	1,159,919
PT Semen Gresik (Persero) Tbk		1,902,700	1,373,184
PT Telekomunikasi Indonesia Tbk Series B		31,842,600	7,035,454
PT Unilever Indonesia Tbk		4,925,900	2,046,064
PT United Tractors Tbk		1,073,300	1,573,356

TOTAL INDONESIA			62,516,159

Isle of Man - 0.0%
NEPI Rockcastle PLC		258,354	1,740,471
Korea (South) - 12.2%
Alteogen, Inc.		17,620	1,271,537
AMOREPACIFIC Corp.		19,633	4,749,013
AMOREPACIFIC Group, Inc.		18,532	1,218,033
BGF Retail Co. Ltd.		5,238	716,649
Celltrion Healthcare Co. Ltd.		44,795	4,494,401
Celltrion Pharm, Inc.		10,564	1,256,404
Celltrion, Inc. (b)		61,978	14,742,415
Cheil Worldwide, Inc.		43,599	855,777
CJ CheilJedang Corp.		5,320	1,881,514
CJ Corp.		10,218	872,607
CJ ENM Co. Ltd.		6,842	881,039
CJ Logistics Corp. (b)		5,824	893,172
Coway Co. Ltd.		30,535	1,826,726
Daewoo Shipbuilding & Marine Engineering Co. Ltd. (b)		24,753	812,350
Db Insurance Co. Ltd.		31,702	1,387,678
Doosan Bobcat, Inc.		32,141	1,312,048
Doosan Heavy Industries & Construction Co. Ltd. (b)		135,464	1,689,848
DuzonBizon Co. Ltd.		12,501	942,371
E-Mart Co. Ltd.		12,618	1,895,611
Fila Holdings Corp.		31,166	1,270,853
GS Engineering & Construction Corp.		38,569	1,522,715
GS Holdings Corp.		32,220	1,240,361
GS Retail Co. Ltd.		20,183	646,127
Hana Financial Group, Inc.		193,010	7,878,981
Hankook Tire Co. Ltd.		47,732	2,053,072
Hanmi Pharm Co. Ltd.		4,260	1,287,585
Hanon Systems		120,003	1,738,427
Hanwha Corp.		26,081	718,331
Hanwha Solutions Corp.		77,391	3,186,908
HLB, Inc.		57,841	1,712,037
Hotel Shilla Co.		20,008	1,547,637
Hyundai Engineering & Construction Co. Ltd.		49,959	2,251,613
Hyundai Fire & Marine Insurance Co. Ltd.		39,800	866,626
Hyundai Glovis Co. Ltd.		12,056	2,069,922
Hyundai Mobis		42,779	10,328,657
Hyundai Motor Co.		95,819	18,165,064
Hyundai Robotics Co. Ltd.		30,411	1,914,489
Hyundai Steel Co.		55,803	2,769,491
Industrial Bank of Korea		164,800	1,428,007
Kakao Corp.		184,405	18,716,214
Kangwon Land, Inc.		67,512	1,527,394
KB Financial Group, Inc.		253,942	12,434,920
Kia Corp.		169,435	11,666,573
KMW Co. Ltd. (b)		17,140	879,776
Korea Aerospace Industries Ltd.		47,049	1,371,568
Korea Electric Power Corp.		164,965	3,482,401
Korea Gas Corp.		17,801	555,545
Korea Investment Holdings Co. Ltd.		26,789	2,683,020
Korea Shipbuilding & Offshore Engineering Co. Ltd. (b)		25,024	3,434,904
Korea Zinc Co. Ltd.		5,473	2,182,779
Korean Air Lines Co. Ltd. (b)		100,132	2,408,655
KT&G Corp.		74,617	5,498,123
Kumho Petro Chemical Co. Ltd.		11,764	2,735,129
LG Chemical Ltd.		29,389	24,493,461
LG Corp. (c)		61,007	6,901,121
LG Display Co. Ltd. (b)		149,469	3,247,931
LG Electronics, Inc.		68,396	9,632,981
LG Household & Health Care Ltd.		5,982	8,232,552
LG Innotek Co. Ltd.		9,097	1,635,098
LG Telecom Ltd.		136,365	1,609,631
Lotte Chemical Corp.		11,023	2,996,559
Lotte Confectionery Co. Ltd.		17,917	586,403
Lotte Shopping Co. Ltd.		7,212	799,700
Meritz Securities Co. Ltd.		170,339	735,717
Mirae Asset Securities Co. Ltd.		185,426	1,658,136
NAVER Corp.		79,189	25,457,350
NCSOFT Corp.		10,588	7,858,533
Netmarble Corp. (d)		13,767	1,594,258
NH Investment & Securities Co. Ltd.		71,185	817,977
Orion Corp./Republic of Korea		15,218	1,592,183
Ottogi Corp.		983	487,861
Pan Ocean Co., Ltd. (Korea)		172,127	1,129,782
Pearl Abyss Corp. (b)		18,895	952,962
POSCO		47,635	15,485,267
POSCO Chemtech Co. Ltd.		16,978	2,262,154
S-Oil Corp.		28,652	2,231,632
S1 Corp.		10,948	797,888
Samsung Biologics Co. Ltd. (b)(d)		10,634	7,645,434
Samsung C&T Corp.		54,063	6,574,890
Samsung Card Co. Ltd.		18,170	573,560
Samsung Electro-Mechanics Co. Ltd.		35,983	5,759,700
Samsung Electronics Co. Ltd.		3,075,466	224,139,284
Samsung Engineering Co. Ltd. (b)		100,344	1,556,827
Samsung Fire & Marine Insurance Co. Ltd.		19,770	3,500,429
Samsung Heavy Industries Co. Ltd. (b)		304,084	2,039,409
Samsung Life Insurance Co. Ltd.		45,032	3,289,976
Samsung SDI Co. Ltd.		35,368	20,684,151
Samsung SDS Co. Ltd.		22,370	3,660,720
Samsung Securities Co. Ltd.		39,852	1,519,913
Seegene, Inc.		23,195	1,941,421
Shin Poong Pharmaceutical Co.		18,750	1,170,324
Shinhan Financial Group Co. Ltd.		282,090	10,083,294
Shinsegae Co. Ltd.		4,978	1,355,475
SK Biopharmaceuticals Co. Ltd. (b)		17,602	1,715,687
SK Chemicals Co. Ltd.		4,909	1,169,876
SK Holdings Co., Ltd.		22,612	5,580,813
SK Hynix, Inc.		351,069	40,183,882
SK Innovation Co., Ltd.		35,656	8,624,806
SK Telecom Co. Ltd.		25,426	6,888,662
Woori Financial Group, Inc.		347,429	3,324,293
Yuhan Corp.		31,503	1,811,392

TOTAL KOREA (SOUTH)			665,864,452

Kuwait - 0.5%
Agility Public Warehousing Co. KSC		737,154	2,318,587
Boubyan Bank KSC		703,595	1,529,047
Gulf Bank		983,082	707,793
Kuwait Finance House KSCP		2,977,214	7,141,758
Mabanee Co. SAKC		353,304	819,375
Mobile Telecommunication Co.		1,386,808	2,774,536
National Bank of Kuwait		4,386,160	11,976,807

TOTAL KUWAIT			27,267,903

Luxembourg - 0.1%
Globant SA (b)		24,136	5,531,488
Reinet Investments SCA		96,271	1,858,374

TOTAL LUXEMBOURG			7,389,862

Malaysia - 1.3%
AMMB Holdings Bhd		1,163,900	846,886
Axiata Group Bhd		1,766,541	1,669,274
CIMB Group Holdings Bhd		4,142,743	4,187,756
Dialog Group Bhd		2,613,400	1,939,870
DiGi.com Bhd		1,994,200	2,040,214
Fraser & Neave Holdings Bhd		94,500	692,223
Gamuda Bhd (b)		1,123,300	968,197
Genting Bhd		1,360,900	1,654,812
Genting Malaysia Bhd		1,872,700	1,316,903
Genting Plantations Bhd		165,100	351,928
Hap Seng Consolidated Bhd		389,400	763,492
Hartalega Holdings Bhd		1,101,800	2,765,597
Hong Leong Bank Bhd		416,300	1,811,370
Hong Leong Credit Bhd		145,700	589,844
IHH Healthcare Bhd		1,405,800	1,846,711
IOI Corp. Bhd		1,598,100	1,595,954
Kossan Rubber Industries Bhd		835,300	905,563
Kuala Lumpur Kepong Bhd		277,147	1,488,764
Malayan Banking Bhd		2,525,452	5,074,953
Malaysia Airports Holdings Bhd		689,506	1,008,458
Maxis Bhd		1,501,000	1,685,899
MISC Bhd		863,400	1,429,338
Nestle (Malaysia) Bhd		44,800	1,484,400
Petronas Chemicals Group Bhd		1,545,300	3,093,996
Petronas Dagangan Bhd		192,000	945,115
Petronas Gas Bhd		509,630	1,958,632
PPB Group Bhd		411,220	1,857,544
Press Metal Bhd		1,816,700	2,306,639
Public Bank Bhd		9,355,700	9,480,199
QL Resources Bhd		688,050	1,016,409
RHB Capital Bhd		1,022,889	1,301,246
Sime Darby Bhd		1,743,849	962,300
Sime Darby Plantation Bhd		1,329,549	1,473,850
Supermax Corp. Bhd		962,375	1,416,951
Telekom Malaysia Bhd		725,880	1,012,031
Tenaga Nasional Bhd		1,464,800	3,562,302
Top Glove Corp. Bhd		3,162,900	4,363,420
Westports Holdings Bhd		537,600	564,444

TOTAL MALAYSIA			73,433,484

Mexico - 1.7%
America Movil S.A.B. de CV Series L		22,110,500	15,444,714
Arca Continental S.A.B. de CV		293,400	1,570,922
Becle S.A.B. de CV		370,900	884,543
CEMEX S.A.B. de CV unit (b)		9,729,118	7,727,774
Coca-Cola FEMSA S.A.B. de CV unit		338,125	1,582,880
Fibra Uno Administracion SA de CV		2,004,400	2,474,702
Fomento Economico Mexicano S.A.B. de CV unit		1,247,400	9,661,084
Gruma S.A.B. de CV Series B		140,110	1,523,663
Grupo Aeroportuario del Pacifico S.A.B. de CV Series B (b)		243,100	2,499,044
Grupo Aeroportuario del Sureste S.A.B. de CV Series B		132,820	2,246,407
Grupo Bimbo S.A.B. de CV Series A		1,015,700	2,032,704
Grupo Carso SA de CV Series A1		292,100	832,738
Grupo Financiero Banorte S.A.B. de CV Series O		1,667,900	9,489,336
Grupo Financiero Inbursa S.A.B. de CV Series O (b)		1,463,700	1,359,867
Grupo Mexico SA de CV Series B		2,002,707	9,053,062
Grupo Televisa SA de CV		1,545,200	3,833,823
Industrias Penoles SA de CV (b)		89,020	1,146,401
Infraestructura Energetica Nova S.A.B. de CV (b)		343,400	1,470,939
Kimberly-Clark de Mexico SA de CV Series A		976,700	1,687,540
Megacable Holdings S.A.B. de CV unit		189,200	692,186
Orbia Advance Corp. S.A.B. de CV		674,455	1,881,162
Promotora y Operadora de Infraestructura S.A.B. de CV		145,665	1,125,655
Telesites S.A.B. de C.V. (b)		844,600	797,611
Wal-Mart de Mexico SA de CV Series V		3,373,100	11,041,628

TOTAL MEXICO			92,060,385

Netherlands - 0.3%
X5 Retail Group NV:
GDR		73,913	2,272,696
GDR (Reg. S)		4,876	149,693
Yandex NV Class A (b)		193,450	12,746,878

TOTAL NETHERLANDS			15,169,267

Pakistan - 0.0%
Habib Bank Ltd.		495,036	402,771
MCB Bank Ltd.		376,161	397,659
Oil & Gas Development Co. Ltd.		476,465	284,140

TOTAL PAKISTAN			1,084,570

Peru - 0.0%
Compania de Minas Buenaventura SA (b)		1,294	12,649
Compania de Minas Buenaventura SA sponsored ADR (b)		137,550	1,336,986

TOTAL PERU			1,349,635

Philippines - 0.6%
Aboitiz Equity Ventures, Inc.		1,261,570	926,953
Aboitiz Power Corp.		1,061,600	505,367
Ayala Corp.		181,055	2,776,814
Ayala Land, Inc.		5,159,640	3,438,692
Bank of the Philippine Islands (BPI)		1,153,697	1,977,152
BDO Unibank, Inc.		1,259,456	2,687,569
Globe Telecom, Inc.		21,770	825,922
GT Capital Holdings, Inc.		61,454	667,771
International Container Terminal Services, Inc.		646,510	1,738,211
JG Summit Holdings, Inc.		1,932,146	2,109,504
Jollibee Food Corp.		273,940	997,898
Manila Electric Co.		150,990	852,532
Megaworld Corp.		6,890,800	449,260
Metro Pacific Investments Corp.		8,601,500	721,020
Metropolitan Bank & Trust Co.		1,174,917	1,069,985
PLDT, Inc.		55,120	1,449,972
PUREGOLD Price Club, Inc.		785,000	606,033
SM Investments Corp.		154,880	3,080,610
SM Prime Holdings, Inc.		6,464,000	4,609,020
Universal Robina Corp.		564,020	1,598,144

TOTAL PHILIPPINES			33,088,429

Poland - 0.7%
Allegro.eu SA (b)(d)		229,930	3,525,165
Bank Polska Kasa Opieki SA (b)		117,646	2,483,093
CD Projekt RED SA		43,283	1,981,522
Cyfrowy Polsat SA		184,212	1,433,980
Dino Polska SA (b)(d)		31,602	2,051,688
KGHM Polska Miedz SA (Bearer) (b)		89,989	4,617,863
LPP SA (b)		833	2,152,682
Orange Polska SA (b)		414,811	745,461
PGE Polska Grupa Energetyczna SA (b)		539,379	1,436,561
Polish Oil & Gas Co. SA		1,102,888	1,913,666
Polski Koncern Naftowy Orlen SA		191,540	3,369,956
Powszechna Kasa Oszczednosci Bank SA (b)		562,345	5,230,185
Powszechny Zaklad Ubezpieczen SA (b)		388,701	3,348,679
Santander Bank Polska SA (b)		22,934	1,357,099

TOTAL POLAND			35,647,600

Qatar - 0.7%
Barwa Real Estate Co.		1,175,878	1,045,404
Industries Qatar QSC (b)		1,168,556	4,326,321
Masraf al Rayan		2,371,719	2,910,420
Mesaieed Petrochemical Holding Co. (b)		2,880,519	1,526,889
Ooredoo QSC (b)		511,784	999,391
Qatar Electricity & Water Co. (b)		341,036	1,611,046
Qatar Fuel Co.		314,024	1,569,689
Qatar Gas Transport Co. Ltd. (Nakilat) (b)		1,569,803	1,362,422
Qatar International Islamic Bank QSC (b)		507,523	1,289,368
Qatar Islamic Bank (b)		743,078	3,551,101
Qatar National Bank SAQ (b)		2,908,562	14,299,165
The Commercial Bank of Qatar (b)		1,268,128	1,880,772

TOTAL QATAR			36,371,988

Russia - 2.4%
Alrosa Co. Ltd.		1,659,173	2,397,839
Gazprom OAO		5,879,576	17,926,061
Gazprom OAO sponsored ADR (Reg. S)		863,533	5,229,556
Inter Rao Ues JSC		23,480,744	1,531,872
Lukoil PJSC		244,368	18,844,334
Lukoil PJSC sponsored ADR		22,773	1,746,234
Magnit OJSC GDR (Reg. S)		230,928	3,252,621
MMC Norilsk Nickel PJSC		34,646	11,819,855
MMC Norilsk Nickel PJSC sponsored ADR		59,247	2,010,251
Mobile TeleSystems OJSC sponsored ADR		289,870	2,455,199
Moscow Exchange MICEX-RTS OAO		878,811	2,067,804
NOVATEK OAO GDR (Reg. S)		58,531	10,538,507
Novolipetsk Steel OJSC		734,382	2,593,907
Novolipetsk Steel OJSC GDR (Reg. S)		3,783	132,935
PhosAgro OJSC GDR (Reg. S)		87,675	1,610,590
Polyus PJSC		21,162	3,902,902
Polyus PJSC unit		817	75,695
Rosneft Oil Co. OJSC		596,774	4,170,257
Rosneft Oil Co. OJSC GDR (Reg. S)		150,200	1,038,483
Sberbank of Russia		6,946,436	27,443,526
Severstal PAO		108,532	2,560,349
Severstal PAO GDR (Reg. S)		26,165	615,924
Surgutneftegas OJSC		3,895,949	1,764,399
Surgutneftegas OJSC sponsored ADR		64,792	290,268
Tatneft PAO		796,855	5,373,997
Tatneft PAO sponsored ADR		18,698	752,781
VTB Bank OJSC		1,887,665,800	1,290,613
VTB Bank OJSC sponsored GDR (Reg. S)		99,110	131,420

TOTAL RUSSIA			133,568,179

Saudi Arabia - 2.8%
Abdullah Al Othaim Markets Co.		31,109	1,114,887
Advanced Polypropylene Co.		68,019	1,472,760
Al Rajhi Bank		787,763	20,774,828
Alinma Bank		627,615	3,320,325
Almarai Co. Ltd.		160,753	2,306,147
Arab National Bank		383,279	2,326,124
Bank Al-Jazira		260,934	1,330,345
Bank Albilad		235,678	2,353,512
Banque Saudi Fransi		379,116	3,942,596
Bupa Arabia for Cooperative Insurance Co. (b)		38,436	1,184,791
Dar Al Arkan Real Estate Development Co. (b)		351,860	972,020
Dr Sulaiman Al Habib Medical Services Group Co.		33,643	1,356,413
Emaar The Economic City (b)		242,016	691,806
Etihad Etisalat Co. (b)		241,283	1,991,283
Jarir Marketing Co.		37,320	1,980,342
Mobile Telecommunications Co. Saudi Arabia (b)		282,149	1,139,069
National Industrialization Co. (b)		211,039	1,080,462
Rabigh Refining & Petrochemical Co. (b)		137,848	754,264
Riyad Bank		867,132	6,162,089
Sabic Agriculture-Nutrients Co.		131,282	3,675,700
Sahara International Petrochemical Co.		229,750	1,666,364
Saudi Airlines Catering Co.		23,221	472,445
Saudi Arabian Mining Co. (b)		276,801	4,229,294
Saudi Arabian Oil Co.		1,414,483	13,352,007
Saudi Basic Industries Corp.		579,347	19,156,052
Saudi Cement Co.		46,146	796,130
Saudi Electricity Co.		535,656	3,713,684
Saudi Industrial Investment Group		141,409	1,338,600
Saudi Kayan Petrochemical Co. (b)		472,959	2,295,305
Saudi Telecom Co.		386,043	13,073,292
The Co. for Cooperative Insurance		38,916	805,259
The Saudi British Bank		527,776	4,327,532
The Saudi National Bank		1,410,765	21,367,248
The Savola Group		167,838	1,787,939
Yanbu National Petrochemical Co.		162,896	3,175,217

TOTAL SAUDI ARABIA			151,486,131

Singapore - 0.0%
BOC Aviation Ltd. Class A (d)		134,200	1,211,087
South Africa - 3.5%
Absa Group Ltd.		463,210	3,911,054
African Rainbow Minerals Ltd.		71,847	1,343,109
Anglo American Platinum Ltd.		34,169	4,676,388
AngloGold Ashanti Ltd.		268,067	5,529,485
Aspen Pharmacare Holdings Ltd. (b)		249,818	2,781,976
Bidcorp Ltd.		216,237	4,263,160
Bidvest Group Ltd.		185,749	2,145,223
Capitec Bank Holdings Ltd.		44,580	4,569,123
Clicks Group Ltd.		160,992	2,688,658
Discovery Ltd. (b)		254,252	2,314,171
Exxaro Resources Ltd. (a)		160,488	1,687,600
FirstRand Ltd.		3,065,525	10,788,788
Gold Fields Ltd.		568,026	5,330,300
Growthpoint Properties Ltd.		2,157,202	2,159,805
Harmony Gold Mining Co. Ltd.		349,335	1,574,425
Impala Platinum Holdings Ltd.		502,838	9,396,052
Kumba Iron Ore Ltd.		41,458	1,881,955
Mr Price Group Ltd.		164,034	2,056,971
MTN Group Ltd.		1,090,718	6,890,645
MultiChoice Group Ltd.		284,651	2,449,343
Naspers Ltd. Class N		280,041	63,731,734
Nedbank Group Ltd.		241,782	2,465,084
Northam Platinum Ltd. (b)		229,562	3,957,125
Old Mutual Ltd.		3,031,073	2,643,894
Rand Merchant Insurance Holdings Ltd.		490,476	997,017
Remgro Ltd.		338,354	2,565,914
Sanlam Ltd.		1,147,204	4,431,399
Sasol Ltd. (b)		363,266	6,111,224
Shoprite Holdings Ltd.		324,528	3,235,546
Sibanye Stillwater Ltd.		1,787,222	8,314,870
Spar Group Ltd.		125,136	1,583,000
Standard Bank Group Ltd.		833,341	6,781,077
Tiger Brands Ltd.		103,750	1,395,018
Vodacom Group Ltd.		413,832	3,587,733
Woolworths Holdings Ltd. (b)		638,403	2,164,033

TOTAL SOUTH AFRICA			192,402,899

Taiwan - 13.7%
Accton Technology Corp.		324,000	3,686,957
Acer, Inc.		1,861,994	2,285,432
Advantech Co. Ltd.		247,681	3,155,285
ASE Technology Holding Co. Ltd.		2,092,927	8,742,040
Asia Cement Corp.		1,392,153	2,488,389
ASMedia Technology, Inc.		18,000	760,064
ASUSTeK Computer, Inc.		454,000	6,108,570
AU Optronics Corp. (b)		5,570,000	6,517,735
Catcher Technology Co. Ltd.		440,000	3,109,680
Cathay Financial Holding Co. Ltd.		5,088,832	9,523,919
Chang Hwa Commercial Bank		3,306,269	2,117,811
Cheng Shin Rubber Industry Co. Ltd.		1,140,937	2,208,792
Chicony Electronics Co. Ltd.		406,766	1,229,978
China Development Finance Holding Corp.		8,177,800	3,818,940
China Life Insurance Co. Ltd.		1,217,334	1,154,387
China Steel Corp.		7,585,204	10,667,329
Chunghwa Telecom Co. Ltd.		2,443,000	9,954,192
Compal Electronics, Inc.		2,717,000	2,430,667
CTBC Financial Holding Co. Ltd.		11,269,826	9,194,920
Delta Electronics, Inc.		1,252,381	13,556,817
E.SUN Financial Holdings Co. Ltd.		7,246,881	6,988,851
ECLAT Textile Co. Ltd.		123,613	2,370,963
Evergreen Marine Corp. (Taiwan) (b)		1,548,908	4,378,734
Far Eastern Textile Ltd.		1,886,705	2,244,872
Far EasTone Telecommunications Co. Ltd.		1,017,000	2,369,179
Feng Tay Enterprise Co. Ltd.		255,686	1,898,545
First Financial Holding Co. Ltd.		6,579,025	5,391,293
Formosa Chemicals & Fibre Corp.		2,262,760	7,360,347
Formosa Petrochemical Corp.		726,000	2,688,889
Formosa Plastics Corp.		2,456,520	9,317,986
Foxconn Technology Co. Ltd.		590,587	1,458,240
Fubon Financial Holding Co. Ltd.		4,282,334	9,838,105
Giant Manufacturing Co. Ltd.		192,000	2,445,947
GlobalWafers Co. Ltd.		141,000	4,359,420
Highwealth Construction Corp.		487,500	789,385
HIWIN Technologies Corp.		169,320	2,575,094
Hon Hai Precision Industry Co. Ltd. (Foxconn)		8,022,869	33,303,017
Hotai Motor Co. Ltd.		192,000	4,149,866
Hua Nan Financial Holdings Co. Ltd.		5,329,547	3,623,596
Innolux Corp.		5,308,347	5,717,704
Inventec Corp.		1,710,865	1,662,193
Largan Precision Co. Ltd.		65,000	7,233,852
Lite-On Technology Corp.		1,369,279	3,131,041
MediaTek, Inc.		971,292	41,187,369
Mega Financial Holding Co. Ltd.		6,980,413	8,155,680
Micro-Star International Co. Ltd.		435,000	2,871,981
Nan Ya Plastics Corp.		3,314,860	10,462,360
Nan Ya Printed Circuit Board Corp.		146,000	1,664,019
Nanya Technology Corp.		797,000	2,612,460
Nien Made Enterprise Co. Ltd.		103,000	1,665,987
Novatek Microelectronics Corp.		372,000	8,306,602
Oneness Biotech Co. Ltd. (b)		126,000	1,064,090
Pegatron Corp.		1,258,000	3,313,251
Phison Electronics Corp.		96,000	2,074,933
Pou Chen Corp.		1,517,000	1,932,553
Powertech Technology, Inc.		475,000	1,895,241
President Chain Store Corp.		370,000	3,588,120
Quanta Computer, Inc.		1,860,000	6,549,436
Realtek Semiconductor Corp.		312,401	5,947,301
Ruentex Development Co. Ltd.		515,220	979,001
Shin Kong Financial Holding Co. Ltd.		7,118,094	2,572,652
Sinopac Holdings Co.		6,476,591	3,082,436
Synnex Technology International Corp.		851,500	1,697,211
Taishin Financial Holdings Co. Ltd.		6,277,547	3,167,415
Taiwan Business Bank		3,533,714	1,289,815
Taiwan Cement Corp.		3,130,887	5,837,152
Taiwan Cooperative Financial Holding Co. Ltd.		5,966,322	4,568,949
Taiwan High Speed Rail Corp.		1,231,000	1,385,398
Taiwan Mobile Co. Ltd.		1,057,900	3,785,650
Taiwan Semiconductor Manufacturing Co. Ltd.		15,837,000	333,378,047
The Shanghai Commercial & Savings Bank Ltd.		2,150,246	3,343,288
Unified-President Enterprises Corp.		3,104,983	8,344,399
Unimicron Technology Corp.		774,000	3,185,185
United Microelectronics Corp.		7,591,000	15,133,826
Vanguard International Semiconductor Corp.		580,000	2,480,229
Walsin Technology Corp.		203,000	1,761,585
Win Semiconductors Corp.		218,000	2,859,080
Winbond Electronics Corp.		1,921,000	2,454,096
Wistron Corp.		1,848,008	2,162,457
Wiwynn Corp.		50,756	1,660,082
WPG Holding Co. Ltd.		1,016,200	1,872,761
Yageo Corp.		239,085	4,645,667
Yuanta Financial Holding Co. Ltd.		6,222,750	5,789,640

TOTAL TAIWAN			748,736,427

Thailand - 1.8%
Advanced Info Service PCL		23,100	126,809
Advanced Info Service PCL (For. Reg.)		694,100	3,810,308
Airports of Thailand PCL		247,600	492,815
Airports of Thailand PCL (For. Reg.)		2,669,100	5,312,494
Asset World Corp. PCL		6,308,100	963,934
B. Grimm Power PCL (For. Reg.)		595,100	816,710
Bangkok Bank PCL:
(For. Reg.)		320,500	1,250,104
NVDR		47,300	184,493
Bangkok Commercial Asset Management PCL		1,082,200	715,676
Bangkok Dusit Medical Services PCL		113,700	79,207
Bangkok Dusit Medical Services PCL (For. Reg.)		6,192,600	4,313,946
Bangkok Expressway and Metro PCL		4,397,100	1,129,271
Bangkok Expressway and Metro PCL		129,800	33,335
Berli Jucker PCL		19,600	22,337
Berli Jucker PCL (For. Reg)		752,400	857,470
BTS Group Holdings PCL		282,700	81,225
BTS Group Holdings PCL (For. Reg.)		4,709,400	1,353,102
Bumrungrad Hospital PCL		3,400	14,626
Bumrungrad Hospital PCL (For. Reg.)		279,900	1,204,064
Central Pattana PCL		79,200	132,848
Central Pattana PCL (For. Reg.)		1,385,700	2,324,328
Central Retail Corp. PCL		2,041,516	2,293,838
Charoen Pokphand Foods PCL		116,600	108,552
Charoen Pokphand Foods PCL (For. Reg.)		2,342,020	2,180,372
CP ALL PCL		62,600	125,602
CP ALL PCL (For. Reg.)		3,164,300	6,348,917
Delta Electronics PCL		7,700	87,506
Delta Electronics PCL (For. Reg.)		185,200	2,104,681
Electricity Generating PCL (For. Reg.)		193,900	1,098,663
Energy Absolute PCL (For. Reg.)		1,018,900	1,995,278
Global Power Synergy Public Co. Ltd.		454,300	1,061,006
Gulf Energy Development PCL (For. Reg.)		1,766,300	1,956,255
Home Product Center PCL		150,400	68,078
Home Product Center PCL (For. Reg.)		3,717,106	1,682,542
Indorama Ventures PCL		83,800	129,130
Indorama Ventures PCL (For. Reg.)		1,087,800	1,676,225
Intouch Holdings PCL (For. Reg.)		1,460,300	2,988,575
Kasikornbank PCL		33,000	139,839
Kasikornbank PCL (For. Reg.)		1,087,700	4,609,194
Krung Thai Bank PCL (For. Reg.)		2,182,170	791,606
Krungthai Card PCL		5,100	12,484
Krungthai Card PCL (For. Reg.)		470,800	1,152,440
Land & House PCL		36,100	10,025
Land & House PCL (For. Reg.)		4,855,000	1,348,178
Minor International PCL		83,500	80,417
Minor International PCL:
warrants 9/30/21 (b)		54,189	1,166
warrants 7/31/23 (b)		67,729	21,743
(For. Reg.)		2,368,840	2,281,387
Muangthai Leasing PCL		468,300	962,157
Osotspa PCL		475,600	545,833
PTT Exploration and Production PCL		2,700	10,315
PTT Exploration and Production PCL (For. Reg.)		847,939	3,239,318
PTT Global Chemical PCL		40,400	87,868
PTT Global Chemical PCL (For. Reg.)		1,413,639	3,074,608
PTT Oil & Retail Business PCL (d)		35,000	34,270
PTT Oil & Retail Business PCL:
(For. Reg.)		173,700	170,075
NVDR unit		1,647,900	1,613,514
PTT PCL (For. Reg.)		7,423,700	9,532,841
Ratchaburi Electric Generating Holding PCL (For. Reg.)		419,700	680,413
Siam Cement PCL		2,700	40,045
Siam Cement PCL (For. Reg.)		497,550	7,379,393
Siam Commercial Bank PCL		37,100	125,056
Siam Commercial Bank PCL (For. Reg.)		603,900	2,035,618
Sri Trang Gloves Thailand PCL		22,900	32,531
Sri Trang Gloves Thailand PCL		524,200	744,650
Srisawad Corp. PCL:
warrants 8/29/25 (b)		14,528	9,468
(For. Reg.)		452,500	1,209,330
Thai Oil PCL (For. Reg.)		708,600	1,347,819
Thai Union Frozen Products PCL		23,400	11,343
Thai Union Frozen Products PCL (For. Reg.)		1,773,320	859,619
Total Access Communication PCL (For. Reg.)		464,600	488,464
True Corp. PCL		1,474,700	154,335
True Corp. PCL (For. Reg.)		6,640,919	695,005

TOTAL THAILAND			96,656,689

Turkey - 0.3%
Akbank TAS		1,997,589	1,177,501
Aselsan A/S		436,009	789,991
Bim Birlesik Magazalar A/S JSC		295,904	2,323,269
Eregli Demir ve Celik Fabrikalari T.A.S.		898,199	2,065,736
Ford Otomotiv Sanayi A/S		45,146	958,679
Haci Omer Sabanci Holding A/S		582,183	568,910
Koc Holding A/S		487,414	1,078,007
Turk Hava Yollari AO (b)		348,009	514,105
Turk Sise ve Cam Fabrikalari A/S		914,773	829,829
Turkcell Iletisim Hizmet A/S		768,084	1,376,822
Turkiye Garanti Bankasi A/S		1,481,879	1,290,575
Turkiye Is Bankasi A/S Series C		1,001,365	589,056
Turkiye Petrol Rafinerileri A/S (b)		80,178	849,841
Yapi ve Kredi Bankasi A/S		1,889,538	479,303

TOTAL TURKEY			14,891,624

United Arab Emirates - 0.5%
Abu Dhabi Commercial Bank PJSC		1,771,945	3,024,678
Aldar Properties PJSC		2,465,659	2,356,142
Dubai Islamic Bank Pakistan Ltd.		1,136,936	1,377,391
Emaar Malls Group PJSC (b)		1,620,709	811,866
Emaar Properties PJSC (b)		2,229,721	2,264,231
Emirates NBD Bank PJSC		1,618,757	5,486,714
Emirates Telecommunications Corp.		1,116,569	6,438,324
First Abu Dhabi Bank PJSC		1,749,096	6,780,863

TOTAL UNITED ARAB EMIRATES			28,540,209

United States of America - 0.4%
DouYu International Holdings Ltd. ADR (b)		61,551	560,730
Li Auto, Inc. ADR (a)(b)		115,614	2,282,220
Southern Copper Corp.		54,612	3,790,619
Yum China Holdings, Inc.		255,472	16,074,298

TOTAL UNITED STATES OF AMERICA			22,707,867

TOTAL COMMON STOCKS
(Cost $3,923,570,529)			5,175,572,534

Nonconvertible Preferred Stocks - 2.0%
Brazil - 1.1%
Alpargatas SA (PN) (b)		119,400	873,291
Banco Bradesco SA (PN)		2,925,595	12,845,140
Bradespar SA (PN)		145,600	1,903,343
Centrais Eletricas Brasileiras SA (Electrobras) (PN-B)		157,506	1,072,260
Companhia Energetica de Minas Gerais (CEMIG) (PN)		614,520	1,565,699
Companhia Paranaense de Energia-COPEL (PN-B)		658,800	759,214
Gerdau SA		700,100	4,281,500
Itau Unibanco Holding SA		3,116,431	15,794,285
Itausa-Investimentos Itau SA (PN)		2,815,428	5,214,091
Lojas Americanas SA (PN)		590,105	2,266,104
Petroleo Brasileiro SA - Petrobras (PN) (non-vtg.)		3,053,100	13,275,692

TOTAL BRAZIL			59,850,619

Chile - 0.1%
Embotelladora Andina SA Class B		233,261	556,298
Sociedad Quimica y Minera de Chile SA (PN-B) (b)		96,680	5,094,156

TOTAL CHILE			5,650,454

Colombia - 0.0%
Bancolombia SA (PN)		274,432	2,047,288
Korea (South) - 0.8%
AMOREPACIFIC Corp.		3,174	252,608
Hyundai Motor Co.		14,878	1,416,914
Hyundai Motor Co. Series 2		24,253	2,298,904
LG Chemical Ltd.		5,205	2,073,566
LG Household & Health Care Ltd.		1,457	932,872
Samsung Electronics Co. Ltd.		523,799	34,333,500

TOTAL KOREA (SOUTH)			41,308,364

Russia - 0.0%
Surgutneftegas OJSC		4,459,640	2,540,615
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $108,724,542)			111,397,340
		Principal Amount(e)	Value

Nonconvertible Bonds - 0.0%
India - 0.0%
NTPC Ltd. 8.49% 3/25/25 (Cost $52,909)	INR	264,162	48,476

Government Obligations - 0.1%
United States of America - 0.1%
U.S. Treasury Bills, yield at date of purchase 0.09% 5/6/21 (Cost $4,999,940)(f)		5,000,000	4,999,998
		Shares	Value

Money Market Funds - 3.7%
Fidelity Cash Central Fund 0.04% (g)		172,318,565	172,353,029
Fidelity Securities Lending Cash Central Fund 0.04% (g)(h)		28,959,026	28,961,922
TOTAL MONEY MARKET FUNDS
(Cost $201,314,951)			201,314,951
TOTAL INVESTMENT IN SECURITIES - 100.3%
(Cost $4,238,662,871)			5,493,333,299
NET OTHER ASSETS (LIABILITIES) - (0.3)%			(14,948,884)
NET ASSETS - 100%			$5,478,384,415

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	2,839	June 2021	$189,730,370	$3,180,345	$3,180,345

The notional amount of futures purchased as a percentage of Net Assets is 3.5%

Currency Abbreviations

INR – Indian rupee

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Level 3 security

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $274,838,277 or 5.0% of net assets.

 (e) Amount is stated in United States dollars unless otherwise noted.

 (f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $4,999,998.

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (h) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$85,311
Fidelity Securities Lending Cash Central Fund	106,005
Total	$191,316

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$618,347,623	$296,120,592	$322,227,031	$--
Consumer Discretionary	921,727,036	829,793,966	90,138,471	1,794,599
Consumer Staples	291,696,867	291,696,866	--	1
Energy	247,990,671	198,810,535	49,180,136	--
Financials	949,940,333	767,813,575	181,252,088	874,670
Health Care	247,303,245	212,611,814	34,691,431	--
Industrials	232,413,748	222,676,673	2,835,954	6,901,121
Information Technology	1,113,748,145	702,640,199	411,105,898	2,048
Materials	453,938,591	389,114,210	64,824,381	--
Real Estate	107,668,994	107,668,994	--	--
Utilities	102,194,621	98,712,218	3,482,401	2
Corporate Bonds	48,476	--	48,476	--
Government Obligations	4,999,998	--	4,999,998	--
Money Market Funds	201,314,951	201,314,951	--	--
Total Investments in Securities:	$5,493,333,299	$4,318,974,593	$1,164,786,265	$9,572,441
Derivative Instruments:
Assets
Futures Contracts	$3,180,345	$3,180,345	$--	$--
Total Assets	$3,180,345	$3,180,345	$--	$--
Total Derivative Instruments:	$3,180,345	$3,180,345	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of April 30, 2021. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$3,180,345	$0
Total Equity Risk	3,180,345	0
Total Value of Derivatives	$3,180,345	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

See accompanying notes which are an integral part of the financial statements.

Fidelity® Emerging Markets Index Fund

Financial Statements

Statement of Assets and Liabilities

		April 30, 2021 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $25,461,791) — See accompanying schedule: Unaffiliated issuers (cost $4,037,347,920)	$5,292,018,348
Fidelity Central Funds (cost $201,314,951)	201,314,951
Total Investment in Securities (cost $4,238,662,871)		$5,493,333,299
Segregated cash with brokers for derivative instruments		8,340,216
Cash		206,246
Foreign currency held at value (cost $9,486,657)		9,459,832
Receivable for investments sold		1,201
Receivable for fund shares sold		9,152,563
Dividends receivable		4,680,268
Interest receivable		31
Distributions receivable from Fidelity Central Funds		42,526
Other receivables		53,406
Total assets		5,525,269,588
Liabilities
Payable for investments purchased	$141,109
Payable for fund shares redeemed	4,148,410
Accrued management fee	336,563
Payable for daily variation margin on futures contracts	3,229,521
Other payables and accrued expenses	10,071,130
Collateral on securities loaned	28,958,440
Total liabilities		46,885,173
Net Assets		$5,478,384,415
Net Assets consist of:
Paid in capital		$4,480,889,108
Total accumulated earnings (loss)		997,495,307
Net Assets		$5,478,384,415
Net Asset Value, offering price and redemption price per share ($5,478,384,415 ÷ 411,372,918 shares)		$13.32

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended April 30, 2021 (Unaudited)
Investment Income
Dividends		$36,680,123
Interest		8,935
Income from Fidelity Central Funds (including $106,005 from security lending)		191,316
Income before foreign taxes withheld		36,880,374
Less foreign taxes withheld		(4,203,045)
Total income		32,677,329
Expenses
Management fee	$1,743,649
Independent trustees' fees and expenses	6,316
Total expenses before reductions	1,749,965
Expense reductions	(9,203)
Total expenses after reductions		1,740,762
Net investment income (loss)		30,936,567
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(44,275,609)
Fidelity Central Funds	(3,624)
Foreign currency transactions	(488,606)
Futures contracts	27,607,990
Total net realized gain (loss)		(17,159,849)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers (net of increase in deferred foreign taxes of $8,491,483)	753,269,116
Assets and liabilities in foreign currencies	(146,620)
Futures contracts	2,059,877
Total change in net unrealized appreciation (depreciation)		755,182,373
Net gain (loss)		738,022,524
Net increase (decrease) in net assets resulting from operations		$768,959,091

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended April 30, 2021 (Unaudited)	Year ended October 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$30,936,567	$66,901,449
Net realized gain (loss)	(17,159,849)	(137,889,923)
Change in net unrealized appreciation (depreciation)	755,182,373	309,441,291
Net increase (decrease) in net assets resulting from operations	768,959,091	238,452,817
Distributions to shareholders	(60,657,681)	(80,764,390)
Share transactions
Proceeds from sales of shares	1,913,558,130	1,641,501,791
Reinvestment of distributions	45,982,262	65,709,713
Cost of shares redeemed	(590,221,967)	(1,402,156,539)
Net increase (decrease) in net assets resulting from share transactions	1,369,318,425	305,054,965
Total increase (decrease) in net assets	2,077,619,835	462,743,392
Net Assets
Beginning of period	3,400,764,580	2,938,021,188
End of period	$5,478,384,415	$3,400,764,580
Other Information
Shares
Sold	145,633,143	165,785,711
Issued in reinvestment of distributions	3,723,260	6,367,220
Redeemed	(45,067,451)	(145,340,003)
Net increase (decrease)	104,288,952	26,812,928

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Emerging Markets Index Fund

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$11.07	$10.48	$9.62	$11.23	$9.04	$8.43
Income from Investment Operations
Net investment income (loss)A	.09	.22	.35B	.27	.24	.19
Net realized and unrealized gain (loss)	2.35	.65	.72	(1.66)	2.09	.61
Total from investment operations	2.44	.87	1.07	(1.39)	2.33	.80
Distributions from net investment income	(.19)	(.28)	(.21)	(.20)	(.14)	(.19)
Distributions from net realized gain	–	–	–	(.01)	–	–
Total distributions	(.19)	(.28)	(.21)	(.22)C	(.14)	(.19)
Redemption fees added to paid in capitalA	–	–	–	–D	–D	–D
Net asset value, end of period	$13.32	$11.07	$10.48	$9.62	$11.23	$9.04
Total ReturnE,F	22.19%	8.54%	11.33%	(12.65)%	26.29%	9.98%
Ratios to Average Net AssetsG,H
Expenses before reductions	.08%I	.08%	.08%	.08%	.09%	.19%
Expenses net of fee waivers, if any	.08%I	.08%	.08%	.08%	.09%	.10%
Expenses net of all reductions	.07%I	.07%	.08%	.08%	.09%	.10%
Net investment income (loss)	1.33%I	2.20%	3.40%B	2.46%	2.36%	2.26%
Supplemental Data
Net assets, end of period (000 omitted)	$5,478,384	$3,400,765	$2,938,021	$593,466	$192,681	$269
Portfolio turnover rateJ	4%I	10%	3%	4%	4%	25%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.08 per share. Such dividends are not annualized in the ratio of net investment income (loss) to average net assets. Excluding such non-recurring dividend(s) the ratio of net investment income (loss) to average net assets would have been 2.66%.

 C Total distributions per share do not sum due to rounding.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity® Global ex U.S. Index Fund

Investment Summary (Unaudited)

Top Ten Stocks as of April 30, 2021

% of fund's net assets
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan, Semiconductors & Semiconductor Equipment)	1.8
Tencent Holdings Ltd. (Cayman Islands, Interactive Media & Services)	1.7
Alibaba Group Holding Ltd. sponsored ADR (Cayman Islands, Internet & Direct Marketing Retail)	1.6
Samsung Electronics Co. Ltd. (Korea (South), Technology Hardware, Storage & Peripherals)	1.3
Nestle SA (Reg. S) (Switzerland, Food Products)	1.2
ASML Holding NV (Netherlands) (Netherlands, Semiconductors & Semiconductor Equipment)	1.0
Roche Holding AG (participation certificate) (Switzerland, Pharmaceuticals)	0.8
LVMH Moet Hennessy Louis Vuitton SE (France, Textiles, Apparel & Luxury Goods)	0.8
Novartis AG (Switzerland, Pharmaceuticals)	0.7
Toyota Motor Corp. (Japan, Automobiles)	0.6
11.5

Top Market Sectors as of April 30, 2021

% of fund's net assets
Financials	19.6
Consumer Discretionary	13.2
Information Technology	12.7
Industrials	10.6
Health Care	9.0
Materials	8.1
Consumer Staples	7.6
Communication Services	6.7
Energy	4.1
Utilities	2.3

Geographic Diversification (% of fund's net assets)

As of April 30, 2021
Japan	14.3%
United Kingdom	8.2%
Cayman Islands	7.6%
Canada	6.9%
France	6.3%
Switzerland	5.6%
Germany	5.6%
Taiwan	4.2%
Australia	4.2%
Other*	37.1%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Asset Allocation as of April 30, 2021

% of fund's net assets
Stocks and Equity Futures	100.0

Fidelity® Global ex U.S. Index Fund

Schedule of Investments April 30, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.8%
		Shares	Value
Argentina - 0.0%
Telecom Argentina SA Class B sponsored ADR (a)		22,271	$103,115
YPF SA Class D sponsored ADR (b)		45,420	171,688

TOTAL ARGENTINA			274,803

Australia - 4.2%
Afterpay Ltd. (b)		62,010	5,620,070
AGL Energy Ltd.		177,298	1,219,673
AMP Ltd.		964,594	828,529
Ampol Ltd.		71,141	1,402,421
APA Group unit		331,406	2,560,645
Aristocrat Leisure Ltd.		166,558	4,769,207
ASX Ltd.		57,910	3,255,708
Aurizon Holdings Ltd.		563,491	1,627,820
AusNet Services		498,504	727,723
Australia & New Zealand Banking Group Ltd.		820,016	18,155,039
BHP Billiton Ltd.		854,428	31,097,655
BlueScope Steel Ltd.		148,684	2,476,327
Brambles Ltd.		436,743	3,499,028
Cimic Group Ltd.		25,183	376,355
Coca-Cola Amatil Ltd.		141,051	1,418,973
Cochlear Ltd.		19,394	3,324,187
Coles Group Ltd.		391,932	4,927,413
Commonwealth Bank of Australia		512,126	35,127,728
Computershare Ltd.		172,978	1,881,541
Crown Ltd.		105,843	996,372
CSL Ltd.		132,062	27,586,181
DEXUS Property Group unit		327,466	2,565,519
Evolution Mining Ltd.		483,626	1,724,959
Fortescue Metals Group Ltd.		491,809	8,558,562
Goodman Group unit		484,753	7,061,551
Insurance Australia Group Ltd.		694,563	2,621,777
Lendlease Group unit		187,849	1,839,257
Macquarie Group Ltd.		99,609	12,315,006
Magellan Financial Group Ltd.		37,756	1,410,639
Medibank Private Ltd.		767,609	1,821,289
Mirvac Group unit		1,175,786	2,436,513
National Australia Bank Ltd.		947,449	19,458,263
Newcrest Mining Ltd.		238,997	4,882,633
Northern Star Resources Ltd.		312,243	2,528,038
Orica Ltd.		115,408	1,205,546
Origin Energy Ltd.		492,424	1,578,050
Qantas Airways Ltd.		233,044	888,651
QBE Insurance Group Ltd.		430,428	3,269,381
Ramsay Health Care Ltd.		53,499	2,774,456
REA Group Ltd.		15,144	1,847,340
Rio Tinto Ltd.		107,988	10,078,294
Santos Ltd.		549,854	2,956,589
Scentre Group unit		1,525,917	3,197,333
SEEK Ltd.		100,047	2,386,895
Sonic Healthcare Ltd.		127,403	3,521,439
South32 Ltd.		1,381,858	3,065,801
Stockland Corp. Ltd. unit		711,183	2,563,984
Suncorp Group Ltd.		363,117	2,939,933
Sydney Airport unit (b)		386,260	1,841,868
Tabcorp Holdings Ltd.		629,032	2,408,337
Telstra Corp. Ltd.		1,196,851	3,125,560
The GPT Group unit		581,659	2,070,134
TPG Telecom Ltd.		94,747	402,166
Transurban Group unit		799,593	8,728,245
Treasury Wine Estates Ltd.		200,957	1,554,265
Vicinity Centres unit		1,086,729	1,326,901
Washington H. Soul Pattinson & Co. Ltd.		27,380	638,460
Wesfarmers Ltd.		327,666	13,658,311
Westpac Banking Corp.		1,043,775	20,114,256
WiseTech Global Ltd.		42,159	1,020,758
Woodside Petroleum Ltd.		280,891	4,946,547
Woolworths Group Ltd.		368,373	11,152,402

TOTAL AUSTRALIA			337,364,503

Austria - 0.1%
Erste Group Bank AG		83,326	2,965,289
OMV AG		41,548	2,048,494
Raiffeisen International Bank-Holding AG		48,225	1,054,629
Verbund AG		19,229	1,578,964
Voestalpine AG		33,193	1,440,617

TOTAL AUSTRIA			9,087,993

Bailiwick of Jersey - 0.5%
Experian PLC		266,813	10,286,064
Ferguson PLC		64,912	8,186,538
Glencore Xstrata PLC		2,902,312	11,822,346
Polymetal International PLC		68,796	1,420,057
WPP PLC		352,612	4,753,957

TOTAL BAILIWICK OF JERSEY			36,468,962

Belgium - 0.5%
Ageas		51,212	3,100,646
Anheuser-Busch InBev SA NV		221,159	15,665,248
Colruyt NV		16,530	980,345
Elia System Operator SA/NV		9,395	1,016,562
Galapagos Genomics NV (b)		12,198	949,678
Groupe Bruxelles Lambert SA		31,211	3,413,881
KBC Groep NV		72,714	5,649,107
Proximus		43,813	933,913
Sofina SA		4,376	1,663,543
Solvay SA Class A		20,839	2,650,680
UCB SA		37,441	3,468,736
Umicore SA		57,886	3,517,305

TOTAL BELGIUM			43,009,644

Bermuda - 0.3%
Alibaba Health Information Technology Ltd. (b)		1,184,000	3,612,475
Alibaba Pictures Group Ltd. (b)		2,990,000	434,965
Beijing Enterprises Water Group Ltd.		1,832,000	700,465
Brilliance China Automotive Holdings Ltd. (c)		910,000	855,203
China Gas Holdings Ltd.		771,600	2,786,313
China Oriental Group Co. Ltd. (H Shares)		107	36
China Resource Gas Group Ltd.		270,000	1,465,096
China Youzan Ltd. (b)		3,952,000	1,277,013
CK Infrastructure Holdings Ltd.		200,636	1,229,477
Cosco Shipping Ports Ltd.		454,344	381,947
Credicorp Ltd. (United States)		20,765	2,479,341
GOME Electrical Appliances Holdings Ltd. (b)		3,299,104	543,639
Hongkong Land Holdings Ltd.		322,667	1,597,202
Hopson Development Holdings Ltd.		196,000	770,854
Jardine Matheson Holdings Ltd.		63,219	4,250,846
Kunlun Energy Co. Ltd.		1,152,000	1,236,868
Nine Dragons Paper (Holdings) Ltd.		475,000	653,085
Shenzhen International Holdings Ltd.		284,018	473,135

TOTAL BERMUDA			24,747,960

Brazil - 1.0%
Ambev SA		1,391,100	3,826,002
Atacadao SA		126,300	505,009
B2W Companhia Global do Varejo (b)		66,677	826,335
B3 SA - Brasil Bolsa Balcao		604,266	5,728,905
Banco Bradesco SA		436,923	1,662,576
Banco do Brasil SA		258,400	1,409,961
Banco Inter SA unit		29,700	1,266,831
Banco Santander SA (Brasil) unit		124,300	881,671
BB Seguridade Participacoes SA		177,500	729,665
BRF SA (b)		145,200	555,722
BTG Pactual Participations Ltd. unit		65,100	1,291,322
CCR SA		376,300	834,059
Centrais Eletricas Brasileiras SA (Electrobras)		129,180	874,906
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP)		110,400	869,453
Companhia Siderurgica Nacional SA (CSN)		196,900	1,783,031
Cosan SA		77,841	1,290,555
CPFL Energia SA		57,900	312,840
Energisa SA unit		46,200	374,734
ENGIE Brasil Energia SA		79,250	593,348
Equatorial Energia SA		275,000	1,270,193
Hapvida Participacoes e Investimentos SA (d)		328,600	873,516
Hypermarcas SA		97,700	623,389
JBS SA		303,700	1,683,976
Klabin SA unit (b)		205,400	1,053,459
Localiza Rent A Car SA		177,080	2,096,123
Lojas Renner SA		227,518	1,692,129
Magazine Luiza SA		860,552	3,173,177
Natura & Co. Holding SA (b)		251,303	2,254,859
Notre Dame Intermedica Participacoes SA		146,878	2,197,472
Petrobras Distribuidora SA		229,400	950,616
Petroleo Brasileiro SA - Petrobras (ON)		1,061,709	4,514,958
Raia Drogasil SA		328,300	1,589,509
Rumo SA (b)		385,300	1,418,617
Sul America SA unit		80,432	484,335
Suzano Papel e Celulose SA (b)		212,138	2,681,771
Telefonica Brasil SA		149,900	1,192,125
TIM SA		216,100	484,947
Totvs SA		150,500	861,654
Ultrapar Participacoes SA		187,200	727,496
Vale SA		1,072,945	21,533,761
Via Varejo SA (b)		402,900	877,442
Weg SA		495,300	3,192,248

TOTAL BRAZIL			83,044,697

British Virgin Islands - 0.0%
Mail.Ru Group Ltd. unit (b)		35,981	805,569
Canada - 6.6%
Agnico Eagle Mines Ltd. (Canada)		71,583	4,473,828
Air Canada (b)		42,518	856,829
Algonquin Power & Utilities Corp.		174,344	2,812,709
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)		251,859	8,534,294
AltaGas Ltd.		82,841	1,548,109
ATCO Ltd. Class I (non-vtg.)		20,320	697,475
B2Gold Corp.		297,696	1,433,804
Ballard Power Systems, Inc. (b)		64,436	1,407,039
Bank of Montreal		185,878	17,543,593
Bank of Nova Scotia		349,993	22,286,907
Barrick Gold Corp. (Canada)		519,566	11,070,605
Bausch Health Cos., Inc. (Canada) (b)		95,049	3,059,910
BCE, Inc.		44,402	2,098,813
BlackBerry Ltd. (b)		149,005	1,317,727
Brookfield Asset Management, Inc. (Canada) Class A		372,745	16,991,337
Brookfield Renewable Corp.		37,237	1,543,526
CAE, Inc.		82,900	2,596,632
Cameco Corp.		116,847	1,964,007
Canadian Apartment Properties (REIT) unit		28,489	1,266,435
Canadian Imperial Bank of Commerce		128,199	13,327,314
Canadian National Railway Co.		206,566	22,238,847
Canadian Natural Resources Ltd.		343,601	10,429,771
Canadian Pacific Railway Ltd.		39,241	14,644,461
Canadian Tire Ltd. Class A (non-vtg.) (a)		17,127	2,729,953
Canadian Utilities Ltd. Class A (non-vtg.)		33,786	965,628
CCL Industries, Inc. Class B		44,617	2,532,586
Cenovus Energy, Inc. (Canada)		387,355	3,015,895
CGI, Inc. Class A (sub. vtg.) (b)		66,926	5,921,330
Constellation Software, Inc.		5,845	8,578,262
Dollarama, Inc.		86,868	4,048,163
Emera, Inc.		71,968	3,271,246
Empire Co. Ltd. Class A (non-vtg.)		54,988	1,729,517
Enbridge, Inc.		587,337	22,654,393
Fairfax Financial Holdings Ltd. (sub. vtg.)		7,710	3,522,582
First Quantum Minerals Ltd.		171,291	3,947,992
FirstService Corp.		10,941	1,777,228
Fortis, Inc.		137,000	6,111,305
Franco-Nevada Corp.		55,935	7,792,173
George Weston Ltd.		23,768	2,098,638
GFL Environmental, Inc.		54,253	1,787,615
Gildan Activewear, Inc.		55,630	1,930,745
Great-West Lifeco, Inc.		78,774	2,284,103
Hydro One Ltd. (d)		95,574	2,291,474
iA Financial Corp, Inc.		31,029	1,747,409
IGM Financial, Inc.		28,439	1,015,257
Imperial Oil Ltd.		73,210	2,114,433
Intact Financial Corp.		41,730	5,546,799
Inter Pipeline Ltd.		120,601	1,758,264
Keyera Corp.		64,041	1,464,583
Kinross Gold Corp.		374,420	2,634,937
Kirkland Lake Gold Ltd.		77,723	2,887,857
Loblaw Companies Ltd.		54,913	3,049,109
Lundin Mining Corp.		197,040	2,380,543
Magna International, Inc. Class A (sub. vtg.)		82,885	7,827,597
Manulife Financial Corp.		563,154	12,297,159
Metro, Inc. Class A (sub. vtg.)		78,729	3,607,385
National Bank of Canada		97,313	7,074,718
Northland Power, Inc.		59,496	2,049,433
Nutrien Ltd.		165,815	9,153,112
Onex Corp. (sub. vtg.)		21,258	1,423,196
Open Text Corp.		77,377	3,643,641
Pan American Silver Corp.		62,431	1,986,554
Parkland Corp.		43,276	1,390,015
Pembina Pipeline Corp.		161,994	5,000,246
Power Corp. of Canada (sub. vtg.)		164,706	4,797,197
Quebecor, Inc. Class B (sub. vtg.)		51,536	1,385,726
Restaurant Brands International, Inc.		69,980	4,805,770
Restaurant Brands International, Inc. (a)		14,604	1,001,980
RioCan (REIT)		55,914	956,199
Ritchie Bros. Auctioneers, Inc.		31,171	1,982,883
Rogers Communications, Inc. Class B (non-vtg.)		104,015	5,123,108
Royal Bank of Canada		410,390	39,167,596
Saputo, Inc.		72,734	2,311,345
Shaw Communications, Inc. Class B		135,374	3,920,851
Shopify, Inc. Class A (b)		31,922	37,681,023
SSR Mining, Inc.		63,829	1,013,142
Sun Life Financial, Inc.		170,427	9,194,170
Suncor Energy, Inc.		445,237	9,523,069
TC Energy Corp.		274,033	13,557,293
Teck Resources Ltd. Class B (sub. vtg.)		139,934	2,961,138
TELUS Corp.		126,364	2,621,553
The Toronto-Dominion Bank		523,218	35,969,508
Thomson Reuters Corp.		51,649	4,789,871
TMX Group Ltd.		16,811	1,852,540
Toromont Industries Ltd.		23,675	1,887,605
West Fraser Timber Co. Ltd.		25,126	1,939,924
Wheaton Precious Metals Corp.		132,129	5,481,233
WSP Global, Inc.		33,209	3,448,289
Yamana Gold, Inc.		276,216	1,265,180

TOTAL CANADA			531,825,240

Cayman Islands - 7.6%
21Vianet Group, Inc. ADR (b)		25,787	719,715
3SBio, Inc. (b)(d)		325,000	307,940
51job, Inc. sponsored ADR (b)		10,011	616,177
AAC Technology Holdings, Inc.		230,000	1,276,772
Abu Dhabi Islamic Bank		467,063	614,163
Agile Property Holdings Ltd.		362,000	567,624
Airtac International Group		36,000	1,520,129
AK Medical Holdings Ltd. (d)		98,000	152,657
Alibaba Group Holding Ltd. sponsored ADR (b)		548,970	126,784,622
Anta Sports Products Ltd.		317,000	5,692,961
ASM Pacific Technology Ltd.		84,303	1,278,477
Autohome, Inc. ADR Class A		17,350	1,608,866
Baidu.com, Inc. sponsored ADR (b)		78,358	16,481,038
Baozun, Inc. sponsored ADR (a)(b)		17,429	604,961
BeiGene Ltd. ADR (b)		13,312	4,573,204
Bilibili, Inc. ADR (a)(b)		47,045	5,215,409
Bosideng International Holdings Ltd.		836,000	425,117
Budweiser Brewing Co. APAC Ltd. (d)		477,993	1,510,698
Chailease Holding Co. Ltd.		347,476	2,511,725
China Aoyuan Group Ltd.		299,000	311,019
China Conch Venture Holdings Ltd.		459,500	2,173,940
China East Education Holdings Ltd. (d)		137,000	319,936
China Education Group Holdings Ltd.		231,000	557,891
China Evergrande Group		578,000	979,239
China Feihe Ltd. (d)		357,000	1,017,997
China Hongqiao Group Ltd.		494,000	782,234
China Huishan Dairy Holdings Co. Ltd. (c)		397,000	1
China Liansu Group Holdings Ltd.		333,000	839,386
China Literature Ltd. (b)(d)		84,400	880,100
China Medical System Holdings Ltd.		406,000	940,813
China Meidong Auto Holding Ltd.		164,000	820,238
China Mengniu Dairy Co. Ltd.		811,000	4,343,291
China Overseas Property Holdings Ltd.		330,000	334,769
China Resources Cement Holdings Ltd.		806,000	878,867
China Resources Land Ltd.		938,634	4,404,520
China State Construction International Holdings Ltd.		499,250	350,926
China Yuhua Education Corp. Ltd. (d)		294,000	278,946
CIFI Holdings Group Co. Ltd.		1,002,696	897,137
CK Asset Holdings Ltd.		749,788	4,705,631
CK Hutchison Holdings Ltd.		786,893	6,452,973
Country Garden Holdings Co. Ltd.		2,279,376	2,714,329
Country Garden Services Holdings Co. Ltd.		428,000	4,490,618
Dali Foods Group Co. Ltd. (d)		765,500	455,294
Daqo New Energy Corp. ADR (b)		14,806	1,191,735
ENN Energy Holdings Ltd.		232,600	3,964,628
ESR Cayman Ltd. (b)(d)		535,659	1,830,871
Ever Sunshine Lifestyle Services Group Ltd.		172,000	425,585
GDS Holdings Ltd. ADR (b)		25,726	2,134,486
Geely Automobile Holdings Ltd.		1,724,000	4,472,157
Genscript Biotech Corp.		316,000	732,258
Greentown China Holdings Ltd.		211,500	254,854
Greentown Service Group Co. Ltd.		440,000	701,258
GSX Techedu, Inc. ADR (a)(b)		21,791	696,222
Haidilao International Holding Ltd. (d)		237,000	1,536,217
Haitian International Holdings Ltd.		196,000	798,610
Hansoh Pharmaceutical Group Co. Ltd. (d)		362,000	1,563,529
Hengan International Group Co. Ltd.		193,500	1,254,253
Huazhu Group Ltd. ADR (b)		47,160	2,780,554
Hutchison China Meditech Ltd. sponsored ADR (b)		22,906	648,011
HUYA, Inc. ADR (a)(b)		20,422	359,836
Innovent Biologics, Inc. (b)(d)		289,500	3,145,544
iQIYI, Inc. ADR (b)		83,069	1,221,945
JD Health International, Inc. (d)		82,400	1,283,563
JD.com, Inc. sponsored ADR (b)		251,061	19,422,079
Jinxin Fertility Group Ltd. (d)		378,000	973,255
Jiumaojiu International Holdings Ltd. (d)		199,000	832,609
JOYY, Inc. ADR		17,603	1,673,341
Kaisa Group Holdings Ltd.		1,044,571	454,527
KE Holdings, Inc. ADR (b)		34,958	1,819,564
Kingboard Chemical Holdings Ltd.		203,500	1,205,111
Kingboard Laminates Holdings Ltd.		322,500	806,276
Kingdee International Software Group Co. Ltd.		685,000	2,266,358
Kingsoft Cloud Holdings Ltd. ADR		14,928	655,638
Kingsoft Corp. Ltd.		239,000	1,692,253
Koolearn Technology Holding Ltd. (b)(d)		59,000	113,477
Kuaishou Technology Class B (d)		57,300	1,940,060
KWG Property Holding Ltd.		389,000	624,984
Lee & Man Paper Manufacturing Ltd.		438,000	381,740
Legend Biotech Corp. ADR (b)		44	1,324
Li Ning Co. Ltd.		621,500	5,072,653
Logan Property Holdings Co. Ltd.		441,000	701,717
Longfor Properties Co. Ltd. (d)		528,000	3,293,309
Lufax Holding Ltd. ADR (a)(b)		49,414	588,027
Meituan Class B (b)(d)		1,045,000	40,090,116
Melco Crown Entertainment Ltd. sponsored ADR (b)		62,305	1,201,863
Microport Scientific Corp.		215,000	1,552,766
Ming Yuan Cloud Group Holdings Ltd.		101,000	469,389
Minth Group Ltd.		212,000	861,073
Momo, Inc. ADR		44,581	653,557
NetEase, Inc. ADR		121,061	13,566,096
New Oriental Education & Technology Group, Inc. sponsored ADR		447,298	6,825,767
NIO, Inc. sponsored ADR (b)		371,959	14,818,847
Noah Holdings Ltd. sponsored ADR (b)		11,621	511,905
Pinduoduo, Inc. ADR (b)		114,053	15,275,118
Ping An Healthcare and Technology Co. Ltd. (b)(d)		155,400	1,820,527
RLX Technology, Inc. ADR (a)		30,949	337,035
Sands China Ltd. (b)		708,787	3,367,029
Seazen Group Ltd.		638,000	681,716
Shenzhou International Group Holdings Ltd.		243,600	5,358,955
Shimao Property Holdings Ltd.		358,500	1,038,428
Silergy Corp.		21,000	2,198,068
Sino Biopharmaceutical Ltd.		3,069,250	3,307,215
Smoore International Holdings Ltd. (d)		187,000	1,325,268
SSY Group Ltd.		392,000	241,728
Sunac China Holdings Ltd.		755,000	2,940,201
Sunny Optical Technology Group Co. Ltd.		210,300	5,127,717
TAL Education Group ADR (b)		110,800	6,310,060
Tencent Holdings Ltd.		1,667,400	133,011,898
Tencent Music Entertainment Group ADR (b)		108,292	1,886,447
Tingyi (Cayman Islands) Holding Corp.		574,000	1,033,056
Tongcheng-Elong Holdings Ltd. (b)		265,600	666,073
Topsports International Holdings Ltd. (d)		394,000	532,587
Trip.com Group Ltd. ADR (b)		146,650	5,731,082
Uni-President China Holdings Ltd.		419,000	510,282
Vinda International Holdings Ltd.		90,000	320,363
Vipshop Holdings Ltd. ADR (b)		130,244	4,007,608
Want Want China Holdings Ltd.		1,490,000	1,079,939
Weibo Corp. sponsored ADR (a)(b)		15,956	804,182
Weimob, Inc. (b)(d)		476,000	1,051,548
WH Group Ltd. (d)		2,823,946	2,468,487
Wharf Real Estate Investment Co. Ltd.		487,654	2,806,235
Wuxi Biologics (Cayman), Inc. (b)(d)		950,500	13,342,924
Wynn Macau Ltd. (b)		400,330	769,969
Xiaomi Corp. Class B (b)(d)		4,161,200	13,178,272
Xinyi Glass Holdings Ltd.		503,793	1,786,810
Xinyi Solar Holdings Ltd.		1,246,281	2,085,759
XPeng, Inc. ADR (a)(b)		47,881	1,432,121
Yadea Group Holdings Ltd. (d)		304,000	665,315
Yihai International Holding Ltd.		141,000	1,374,104
Zai Lab Ltd. ADR (b)		21,936	3,645,983
Zhen Ding Technology Holding Ltd.		182,302	691,502
Zhenro Properties Group Ltd.		356,000	240,152
Zhongsheng Group Holdings Ltd. Class H		168,000	1,272,801
ZTO Express, Inc. sponsored ADR		121,839	3,918,342

TOTAL CAYMAN ISLANDS			618,101,053

Chile - 0.1%
Banco de Chile		13,591,106	1,455,241
Banco de Credito e Inversiones		13,595	631,327
Banco Santander Chile		19,856,661	1,089,598
Cencosud SA		460,915	956,875
Cencosud Shopping SA		129,577	211,486
Colbun SA		3,253,396	558,460
Compania Cervecerias Unidas SA		39,601	364,401
CorpBanca SA (b)		1	0
Empresas CMPC SA		351,839	977,702
Empresas COPEC SA		117,211	1,262,270
Enel Americas SA		6,169,137	878,156
Enel Chile SA		7,000,888	477,738
Falabella SA		226,706	1,023,914

TOTAL CHILE			9,887,168

China - 3.2%
360 Security Technology, Inc. (A Shares)		59,000	114,929
A-Living Services Co. Ltd. (H Shares) (d)		148,500	684,407
Accelink Technologies Co. Ltd. (A Shares)		6,300	21,634
Addsino Co. Ltd. (A Shares)		25,100	65,915
AECC Aero-Engine Control Co. Ltd. (A Shares)		13,600	38,110
AECC Aviation Power Co. Ltd.		47,600	278,607
Agricultural Bank of China Ltd.:
(A Shares)		584,800	289,080
(H Shares)		8,763,000	3,406,940
Aier Eye Hospital Group Co. Ltd. (A Shares)		61,751	710,468
Air China Ltd.:
(A Shares)		73,200	92,496
(H Shares)		522,000	413,958
Aluminum Corp. of China Ltd.:
(A shares) (b)		448,900	307,888
(H Shares) (b)		844,000	436,125
Angel Yeast Co. Ltd. (A Shares)		15,200	137,877
Anhui Conch Cement Co. Ltd.:
(A Shares)		32,800	248,426
(H Shares)		397,000	2,374,001
Anhui Gujing Distillery Co. Ltd.:
(A Shares)		5,800	203,679
(B Shares)		59,302	796,037
Anhui Kouzi Distillery Co. Ltd. (A Shares)		9,500	91,339
Apeloa Pharmaceutical Co. Ltd. A Shares		14,000	67,259
Asymchem Laboratories Tianjin Co. Ltd. (A Shares)		4,300	218,471
Autobio Diagnostics Co. Ltd.		4,900	92,482
AVIC Aircraft Co. Ltd. (A Shares)		47,300	175,726
Avic Aviation High-Technology Co. Ltd. (A Series)		37,600	139,457
AVIC Capital Co. Ltd. (A Shares)		141,000	84,511
AVIC Electromechanical Systems Co. Ltd. (A Shares)		63,800	96,092
AVIC Jonhon OptronicTechnology Co. Ltd.		18,000	189,579
AVIC Shenyang Aircraft Co. Ltd. (A Shares)		19,700	175,713
AviChina Industry & Technology Co. Ltd. (H Shares)		662,000	426,121
Avicopter PLC (A Shares)		11,200	88,064
Bank of Beijing Co. Ltd. (A Shares)		322,116	236,854
Bank of Chengdu Co. Ltd. (A Shares)		64,200	118,314
Bank of China Ltd. (H Shares)		23,660,000	9,411,915
Bank of Communications Co. Ltd.:
(A Shares)		730,700	542,931
(H Shares)		2,431,000	1,555,414
Bank of Hangzhou Co. Ltd. (A Shares)		102,780	262,606
Bank of Jiangsu Co. Ltd. (A Shares)		235,430	257,124
Bank of Nanjing Co. Ltd. (A Shares)		172,900	244,921
Bank of Ningbo Co. Ltd. (A Shares)		94,200	614,515
Bank of Shanghai Co. Ltd. (A Shares)		209,320	264,500
Baoshan Iron & Steel Co. Ltd. (A Shares)		296,700	395,539
BBMG Corp. (H Shares)		151,000	31,103
Beijing BDStar Navigation Co. Ltd. (A Shares) (b)		6,900	43,296
Beijing Capital International Airport Co. Ltd. (H Shares)		470,000	341,862
Beijing Dabeinong Technology Group Co. Ltd. (A Shares)		68,900	86,744
Beijing E-Hualu Information Technology Co. Ltd. (A Shares)		6,100	23,171
Beijing Enlight Media Co. Ltd. (A Shares)		53,600	107,722
Beijing Kunlun Tech Co. Ltd. (A Shares)		21,100	60,463
Beijing New Building Materials PLC (A Shares)		29,300	208,927
Beijing Oriental Yuhong Waterproof Technology Co. Ltd. (A Shares)		39,300	350,655
Beijing Originwater Technology Co. Ltd. (A Shares)		57,100	62,009
Beijing Shiji Information Technology Co. Ltd. (A Shares)		15,900	70,124
Beijing Shunxin Agriculture Co. Ltd.		13,300	102,007
Beijing Sinnet Technology Co. Ltd. (A Shares)		27,600	60,116
Beijing Thunisoft Corp. Ltd. (A Shares)		7,700	21,291
Beijing Tiantan Biological Products Corp. Ltd. (A Shares)		21,720	121,056
Beijing Yanjing Brewery Co. Ltd. (A Shares)		48,000	54,796
Beijing-Shanghai High Speed Railway Co. Ltd. (A Shares)		61,100	55,498
Betta Pharmaceuticals Co. Ltd. (A Shares)		6,600	109,091
BGI Genomics Co. Ltd.		6,800	135,748
BOE Technology Group Co. Ltd. (A Shares)		541,800	613,485
By-Health Co. Ltd. (A Shares)		30,700	155,077
BYD Co. Ltd.:
(A Shares)		23,600	578,088
(H Shares)		238,500	4,959,495
C&S Paper Co. Ltd. (A Shares)		12,700	60,503
Caitong Securities Co. Ltd.		65,900	101,698
Cansino Biologics, Inc. (H Shares) (b)(d)		20,400	1,021,609
CGN Power Co. Ltd. (H Shares) (d)		3,141,000	723,812
Chacha Food Co. Ltd. (A Shares)		9,000	75,006
Changchun High & New Technology Industry Group, Inc. (A Shares)		6,200	476,577
Changjiang Securities Co. Ltd. (A Shares)		101,100	113,071
Changzhou Xingyu Automotive Lighting Systems Co. Ltd. (A Shares)		3,700	111,100
Chaozhou Three-Circle Group Co. (A Shares)		28,000	187,287
Chengdu Kanghong Pharmaceutical Group Co. Ltd. (A Shares)		8,800	29,349
Chifeng Jilong Gold Mining Co. Ltd. (A Shares) (b)		24,200	56,673
China Aerospace Times Electronics Co. Ltd. (A Shares)		120,600	127,242
China Avionics Systems Co. Ltd. (A Shares)		30,000	69,653
China Bohai Bank Co. Ltd. (H Shares) (d)		757,000	342,064
China Cinda Asset Management Co. Ltd. (H Shares)		3,202,000	630,692
China CITIC Bank Corp. Ltd.:
(A Shares)		111,700	89,381
(H Shares)		2,460,000	1,288,945
China Communications Services Corp. Ltd. (H Shares)		590,000	255,969
China Construction Bank Corp. (H Shares)		28,124,000	22,199,444
China Eastern Airlines Corp. Ltd.:
(A Shares)		127,400	102,731
(H Shares)		28,000	12,292
China Everbright Bank Co. Ltd.:
(A Shares)		324,600	189,540
(H Shares)		1,294,000	541,405
China Film Co. Ltd. (A Shares)		32,700	71,426
China Fortune Land Development Co. Ltd. (A Shares)		69,030	59,396
China Galaxy Securities Co. Ltd. (H Shares)		1,265,500	754,307
China Gezhouba Group Co. Ltd. (A Shares)		80,500	88,415
China Great Wall Securities Co. Ltd. (A Shares)		139,500	217,002
China Greatwall Technology Group Co. Ltd. (A Shares)		51,700	94,319
China Huarong Asset Management Co. Ltd. (c)(d)		2,463,000	323,422
China International Capital Corp. Ltd. (b)		22,800	175,856
China International Capital Corp. Ltd. (H Shares) (d)		341,200	857,420
China International Travel Service Corp. Ltd. (A Shares)		32,200	1,551,877
China Jushi Co. Ltd. (A Shares)		57,500	160,060
China Life Insurance Co. Ltd.:
(A Shares)		31,100	158,875
(H Shares)		2,207,000	4,473,920
China Longyuan Power Grid Corp. Ltd. (H Shares)		947,000	1,394,700
China Merchants Bank Co. Ltd.:
(A Shares)		214,400	1,745,405
(H Shares)		1,262,251	10,180,557
China Merchants Energy Shipping Co. Ltd. (A Shares)		110,600	83,888
China Merchants Property Operation & Service Co. Ltd. (A Shares)		17,700	57,692
China Merchants Securities Co. Ltd. (A Shares)		117,130	338,715
China Merchants Shekou Industrial Zone Holdings Co. Ltd. (A Shares)		107,700	193,323
China Minsheng Banking Corp. Ltd.:
(A Shares)		589,800	428,217
(H Shares)		1,729,300	888,276
China Molybdenum Co. Ltd.:
(A Shares)		278,300	249,776
(H Shares)		996,000	675,732
China National Accord Medicines Corp. Ltd. (A Shares)		3,900	25,183
China National Building Materials Co. Ltd. (H Shares)		1,117,000	1,619,184
China National Chemical Engineering Co. Ltd. (A Shares)		100,800	98,098
China National Medicines Corp. Ltd. (A Shares)		10,500	59,803
China National Nuclear Power Co. Ltd. (A Shares)		220,300	177,642
China National Software & Service Co. Ltd. (A Shares)		8,800	62,777
China Northern Rare Earth Group High-Tech Co. Ltd. (b)		62,800	197,417
China Oilfield Services Ltd. (H Shares)		458,000	422,166
China Pacific Insurance (Group) Co. Ltd.		60,500	307,383
China Pacific Insurance (Group) Co. Ltd. (H Shares)		882,000	3,190,654
China Petroleum & Chemical Corp.:
(A Shares)		332,700	219,967
(H Shares)		7,228,000	3,564,891
China Railway Group Ltd.:
(A Shares)		591,200	492,248
(H Shares)		802,000	415,055
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd. (A Shares)		20,500	79,137
China Shenhua Energy Co. Ltd.:
(A Shares)		42,300	125,525
(H Shares)		1,077,000	2,243,276
China Shipbuilding Industry Co. (A Shares) (b)		329,100	207,928
China South Publishing & Media Group Co. Ltd. (A Shares)		39,200	61,826
China Southern Airlines Ltd. (H Shares) (b)		614,000	417,356
China State Construction Engineering Corp. Ltd. (A Shares)		656,960	501,334
China Tower Corp. Ltd. (H Shares) (d)		13,310,000	1,919,114
China TransInfo Technology Co. Ltd. (A Shares)		23,000	53,188
China Vanke Co. Ltd.:
(A Shares)		112,000	487,378
(H Shares)		562,000	1,967,932
China Yangtze Power Co. Ltd. (A Shares)		342,100	1,055,339
China Zheshang Bank Co. Ltd.		636,200	388,196
Chongqing Brewery Co. Ltd. (A Shares)		8,800	213,941
Chongqing Changan Automobile Co. Ltd. (A Shares) (b)		67,000	169,428
Chongqing Fuling Zhacai Group Co. Ltd. Group (A Shares)		15,500	95,655
Chongqing Rural Commercial Bank Co. Ltd.:
(A Shares)		328,500	210,593
(H Shares)		655,000	278,266
Chongqing Zhifei Biological Products Co. Ltd. (A Shares)		25,500	888,078
CITIC Securities Co. Ltd.:
(A Shares)		160,200	590,217
(H Shares)		698,500	1,685,159
Contemporary Amperex Technology Co. Ltd.		38,200	2,290,584
COSCO Shipping Energy Transportation Co. Ltd. (A Shares)		60,200	56,634
COSCO SHIPPING Holdings Co. Ltd.:
(A Shares) (b)		301,400	851,099
(H Shares) (b)		550,500	985,092
CSC Financial Co. Ltd. (A Shares)		44,600	197,112
Da An Gene Co. Ltd. of Sun Yat-Sen University (A Shares)		12,000	62,155
Daqin Railway Co. Ltd. (A Shares)		223,000	237,003
DaShenLin Pharmaceutical Group Co. Ltd.		8,800	102,797
DHC Software Co. Ltd. (A Shares)		48,700	51,382
Dong E-E-Jiao Co. Ltd. (A Shares)		13,300	73,039
Dongfang Electric Corp. Ltd. (A Shares)		58,000	102,050
Dongfeng Motor Group Co. Ltd. (H Shares)		800,000	695,182
Dongxing Securities Co. Ltd. (A Shares)		57,200	91,099
East Group Co. Ltd. (A Shares)		34,400	33,265
East Money Information Co. Ltd. (A Shares)		134,200	668,357
Ecovacs Robotics Co. Ltd. Class A (b)		9,500	240,688
Eve Energy Co. Ltd. (A shares)		29,224	400,292
Everbright Securities Co. Ltd. (A Shares)		61,900	143,335
Fangda Carbon New Material Co. Ltd. (A Shares)		75,600	103,821
FAW Jiefang Group Co. Ltd. (A Shares) (b)		35,000	59,798
Fiberhome Telecommunication Technologies Co. Ltd. (A Shares)		20,100	55,424
Financial Street Holdings Co. Ltd. (A Shares)		68,700	65,797
First Capital Securities Co. Ltd. (A Shares)		70,800	71,418
Focus Media Information Technology Co. Ltd. (A Shares)		230,540	383,907
Foshan Haitian Flavouring & Food Co. Ltd. (A Shares)		41,880	1,096,572
Founder Securities Co. Ltd. (A Shares) (b)		136,200	193,775
Foxconn Industrial Internet Co. Ltd. (A Shares)		96,596	205,323
Fu Jian Anjoy Foods Co. Ltd. (A Shares)		3,200	124,569
Fujian Sunner Development Co. Ltd. A Shares		24,200	98,841
Fuyao Glass Industries Group Co. Ltd.:
(A Shares)		74,200	588,350
(H Shares) (d)		99,200	576,599
G-bits Network Technology Xiamen Co. Ltd. (A Shares)		1,400	99,050
GCL System Integration Technology Co. Ltd. (b)		83,100	39,923
GEM Co. Ltd. (A Shares)		97,200	150,151
Gemdale Corp. (A Shares)		76,100	138,246
GF Securities Co. Ltd.:
(A Shares)		216,000	495,497
(H Shares)		281,600	408,203
Giant Network Group Co. Ltd. (A Shares)		32,700	69,204
Gigadevice Semiconductor Beijing, Inc. (A Shares)		7,560	225,661
GoerTek, Inc. (A Shares)		48,900	284,781
Great Wall Motor Co. Ltd.:
(A Shares)		44,600	230,320
(H Shares)		894,000	2,212,054
Greenland Holdings Corp. Ltd. (A Shares)		131,300	115,003
GRG Banking Equipment Co. Ltd. (A Shares)		26,300	52,490
Guangdong Haid Group Co. Ltd. (A Shares)		25,800	332,389
Guangdong Hongda Blasting Co. Ltd. (A Shares)		12,300	52,784
Guangdong Kinlong Hardware Products Co. Ltd. (A Shares)		4,600	134,571
Guangdong Xinbao Electrical Appliances Holdings Co. Ltd.		9,100	52,631
Guanghui Energy Co. Ltd. (A Shares) (b)		138,300	65,160
Guangzhou Automobile Group Co. Ltd.		76,100	131,193
Guangzhou Automobile Group Co. Ltd. (H Shares)		726,000	619,662
Guangzhou Baiyun International Airport Co. Ltd. (A Shares)		40,000	75,137
Guangzhou Baiyunshan Pharma Health (A Shares)		30,200	142,941
Guangzhou Haige Communications Group (A Shares)		36,400	55,836
Guangzhou Kingmed Diagnostics Group Co. Ltd. (A Shares)		8,200	182,747
Guangzhou R&F Properties Co. Ltd. (H Shares)		438,000	560,487
Guangzhou Shiyuan Electronic Technology Co. Ltd. (A Shares)		11,000	226,542
Guangzhou Tinci Materials Technology Co. Ltd. (A Shares)		14,110	146,909
Guangzhou Wondfo Biotech Co. Ltd. (A Shares)		3,400	53,273
Guangzhou Yuexiu Financial Holdings Group Co. Ltd. (A Shares)		24,200	48,187
Guolian Securities Co. Ltd. (b)		23,900	51,245
Guosen Securities Co. Ltd. (A Shares)		62,400	101,213
Guotai Junan Securities Co. Ltd.:
(A Shares)		43,000	109,999
(H Shares) (d)		138,400	197,059
Guoxuan High Tech Co. Ltd. (A Shares) (b)		20,700	111,086
Guoyuan Securities Co. Ltd. (A Shares)		70,200	83,284
Haier Smart Home Co. Ltd. (b)		583,400	2,523,542
Haier Smart Home Co. Ltd. (A Shares)		100,200	512,802
Haitong Securities Co. Ltd.:
(A Shares)		114,700	196,143
(H Shares)		913,200	817,063
Hanergy Mobile Energy Holding (b)(c)		576,000	1
Hangzhou First Applied Material Co. Ltd. (A Shares)		9,000	127,155
Hangzhou Robam Appliances Co. Ltd. (A Shares)		15,400	91,280
Hangzhou Silan Microelectronics Co. Ltd. (A Shares)		9,600	53,402
Hangzhou Tigermed Consulting Co. Ltd.:
(A Shares)		30,600	739,817
(H Shares) (b)(d)		12,500	245,567
Hefei Meiya Optoelectronic Technology, Inc. (A Shares)		12,900	95,691
Heilongjiang Agriculture Co. Ltd. (A Shares)		32,100	75,124
Henan Billions Chemicals Co. Ltd. (A Shares)		31,300	163,668
Henan Shuanghui Investment & Development Co. Ltd. (A Shares)		41,800	236,588
Hengli Petrochemical Co. Ltd. (A Shares)		95,400	436,952
Hengtong Optic-electric Co. Ltd. (A Shares)		35,700	63,806
Hengyi Petrochemical Co. Ltd. (A Shares)		57,630	117,245
Hithink RoyalFlush Information Network Co. Ltd. (A Shares)		8,300	139,242
Hongfa Technology Co. Ltd. (A Shares)		12,800	110,570
Huaan Securities Co. Ltd. (A Shares)		66,000	62,090
Huadian Power International Corp. Ltd. (H Shares)		136,000	41,670
Huadong Medicine Co. Ltd. (A Shares)		27,560	224,107
Huagong Tech Co. Ltd. (A Shares)		8,100	25,250
Hualan Biological Engineer, Inc. (A Shares)		30,450	197,936
Huaneng Power International, Inc.:
(A Shares)		38,400	25,033
(H Shares)		1,026,000	369,837
Huatai Securities Co. Ltd.:
(A Shares)		71,000	174,607
(H Shares) (d)		574,600	821,095
HUAXI Securities Co. Ltd.		51,000	73,583
Huaxia Bank Co. Ltd. (A Shares)		192,800	185,846
Huaxin Cement Co. Ltd. (A Shares)		21,900	74,291
Huayu Automotive Systems Co. Ltd. (A Shares)		47,531	191,783
Hubei Biocause Pharmaceutical Co. Ltd. (A Shares)		62,700	36,999
Hubei Jumpcan Pharmaceutical Co. Ltd. (A Shares)		78,700	234,392
Hunan Valin Steel Co. Ltd. (A Shares)		127,200	154,444
Hundsun Technologies, Inc. (A Shares)		17,680	250,964
iFlytek Co. Ltd. (A Shares)		37,400	294,474
Industrial & Commercial Bank of China Ltd.:
(A Shares)		423,500	335,607
(H Shares)		18,100,000	11,790,544
Industrial Bank Co. Ltd. (A Shares)		321,800	1,080,703
Industrial Securities Co. Ltd. (A Shares)		121,800	171,030
Ingenic Semiconductor Co. Ltd. (A Shares) (b)		5,200	56,631
Inner Mongoli Yili Industries Co. Ltd. (A Shares)		95,300	602,848
Inner Mongolia Baotou Steel Union Co. Ltd. (A Shares) (b)		755,900	171,649
Inner Mongolia First Machinery Group Co. Ltd. (A Shares)		22,200	35,528
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd. (A Shares)		131,800	117,884
Inspur Electronic Information Industry Co. Ltd. (A Shares)		24,512	102,274
Intco Medical Technology Co. Ltd. (A Shares)		5,000	131,729
JA Solar Technology Co. Ltd. (A Shares) (b)		15,300	61,569
Jafron Biomedical Co. Ltd. (A Shares)		13,740	204,821
Jason Furniture Hangzhou Co. Ltd. (A Shares)		8,400	104,132
JCET Group Co. Ltd. (A Shares) (b)		34,900	198,397
Jiangsu Changshu Rural Commercial Bank Co. Ltd.		27,600	29,589
Jiangsu Expressway Co. Ltd. (H Shares)		414,000	488,203
Jiangsu Hengli Hydraulic Co. Ltd.		20,572	273,298
Jiangsu Hengrui Medicine Co. Ltd. (A Shares)		84,440	1,096,996
Jiangsu King's Luck Brewery JSC Ltd. (A Shares)		22,000	181,580
Jiangsu Shagang Co. Ltd. (A Shares)		36,200	55,026
Jiangsu Yanghe Brewery JSC Ltd. (A Shares)		23,500	698,811
Jiangsu Yangnong Chemical Co. Ltd. (A Shares)		6,000	103,826
Jiangsu Yuyue Medical Equipment & Supply Co. Ltd. (A Shares)		17,200	84,492
Jiangsu Zhongnan Construction Group Co. Ltd. (A Shares)		67,800	74,152
Jiangsu Zhongtian Technology Co. Ltd. (A Shares)		61,500	97,093
Jiangxi Copper Co. Ltd.:
(A Shares)		30,000	123,086
(H Shares)		360,000	880,564
Jiangxi Ganfeng Lithium Co. Ltd.		16,300	275,691
Jiangxi Zhengbang Technology Co. Ltd. (A Shares)		45,700	103,987
Jilin Aodong Pharmaceutical Group Co. Ltd. (A Shares)		43,300	101,804
Jinke Properties Group Co. Ltd. (A Shares)		90,900	92,676
Jinyu Bio-Technology Co. Ltd. (A Shares)		21,700	73,143
JiuGui Liquor Co. Ltd. (A Shares)		4,800	147,348
Joincare Pharmaceutical Group Industry Co. Ltd. (A Shares)		23,700	53,818
Jointown Pharmaceutical Group (A Shares) (b)		31,800	83,264
Jonjee Hi-Tech Industrial & Commercial Holding Co. Ltd. (A Shares)		14,000	100,953
Joyoung Co. Ltd. (A Shares)		6,600	32,421
Juewei Food Co. Ltd.		10,300	137,328
Kingfa Sci & Tech Co. Ltd. (A Shares)		35,300	124,219
Kuang-Chi Technologies Co. Ltd. (A Shares) (b)		32,200	93,563
Kweichow Moutai Co. Ltd. (A Shares)		20,400	6,323,984
Lakala Payment Co. Ltd. (A Shares)		9,200	46,416
Laobaixing Pharmacy Chain JSC (A Shares)		4,600	38,123
Legend Holdings Corp. rights (b)(c)		7,753	1,298
Lens Technology Co. Ltd. (A Shares)		94,400	381,041
Leo Group Co. Ltd. (A Shares)		116,000	44,081
Lepu Medical Technology Beijing Co. Ltd. (A Shares)		29,800	147,723
Leyard Optoelectronic Co. Ltd. (A Shares)		58,000	64,240
Liaoning Chengda Co. Ltd. (A Shares)		28,500	99,234
Lingyi iTech Guangdong Co. (A Shares)		92,600	117,869
Livzon Pharmaceutical Group, Inc. (A Shares)		31,900	231,606
LONGi Green Energy Technology Co. Ltd.		60,400	927,436
Luenmei Quantum Co. Ltd. (A Shares)		27,092	38,042
Luxshare Precision Industry Co. Ltd. (A Shares)		108,047	616,887
Luzhou Laojiao Co. Ltd. (A Shares)		22,900	904,114
Maccura Biotechnology Co. Ltd. (A Shares)		7,100	52,141
Mango Excellent Media Co. Ltd. (A Shares)		27,800	292,236
Maxscend Microelectronics Co. Ltd. (A Shares)		4,320	285,099
Meinian Onehealth Healthcare Holdings Co. Ltd. (A Shares) (b)		57,564	109,375
Metallurgical Corp. China Ltd. (H Shares)		607,000	143,003
Midea Group Co. Ltd. (A Shares)		65,000	804,982
Muyuan Foodstuff Co. Ltd. (A Shares)		60,900	1,064,092
Nanji E-Commerce Co. Ltd. (A Shares)		40,800	50,925
Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd.		11,570	82,305
Nanjing Securities Co. Ltd. (A Shares)		53,600	81,226
Nanyang Topsec Technologies Group, Inc. (b)		8,300	23,233
NARI Technology Co. Ltd. (A Shares)		74,200	366,558
NAURA Technology Group Co. Ltd.		7,700	196,999
NavInfo Co. Ltd. (A Shares)		35,200	77,376
New China Life Insurance Co. Ltd.		13,900	104,376
New China Life Insurance Co. Ltd. (H Shares)		285,400	1,100,413
New Hope Liuhe Co. Ltd. (A Shares)		65,700	168,678
Ninestar Corp. (A Shares)		18,500	72,531
Ningbo Joyson Electronic Corp. (A shares)		20,300	56,853
Ningbo Tuopu Group Co. Ltd. (A Shares)		13,600	71,220
Nongfu Spring Co. Ltd. (H Shares) (a)(d)		99,400	526,576
Northeast Securities Co. Ltd. (A Shares)		57,700	73,267
O-film Tech Co. Ltd. (A Shares)		46,400	60,782
Oceanwide Holdings Co., Ltd. (A Shares)		92,900	39,465
Offcn Education Technology Co. A Shares		26,490	104,348
Offshore Oil Enginering Co. Ltd. (A Shares)		63,300	42,536
Oppein Home Group, Inc. (A Shares)		7,560	194,795
Orient Securities Co. Ltd. (A Shares)		106,100	144,395
Ovctek China, Inc. (A Shares)		11,300	202,766
Pangang Group Vanadium Titanium & Resources Co. Ltd. (A Shares) (b)		79,100	27,248
People's Insurance Co. of China Group Ltd.:
(A Shares)		140,700	131,713
(H Shares)		2,463,000	843,433
Perfect World Co. Ltd. (A Shares)		31,950	105,176
PetroChina Co. Ltd.:
(A Shares)		229,600	150,738
(H Shares)		6,436,000	2,344,808
Pharmaron Beijing Co. Ltd. (H Shares) (d)		36,000	746,625
PICC Property & Casualty Co. Ltd. (H Shares)		1,980,933	1,945,804
Ping An Bank Co. Ltd. (A Shares)		300,700	1,081,842
Ping An Insurance Group Co. of China Ltd.:
(A Shares)		189,492	2,122,217
(H Shares)		1,730,000	18,860,934
Poly Developments & Holdings (A Shares)		189,400	409,608
Poly Property Development Co. Ltd. (H Shares)		28,800	210,779
Postal Savings Bank of China Co. Ltd.		332,900	261,753
Postal Savings Bank of China Co. Ltd. (H Shares) (d)		3,054,000	1,989,410
Power Construction Corp. of China Ltd. (A Shares)		255,300	150,652
Proya Cosmetics Co. Ltd. (A Shares)		3,600	101,630
Qianhe Condiment and Food Co. Ltd. (A Shares)		8,400	42,691
Qingdao Rural Commercial Bank Corp. (A Shares)		57,000	37,774
Risesun Real Estate Development Co. Ltd. (A Shares)		86,700	82,501
Rongsheng Petrochemical Co. Ltd. (A Shares)		89,100	389,929
SAIC Motor Corp. Ltd. (A Shares)		125,900	390,137
Sanan Optoelectronics Co. Ltd. (A Shares)		67,100	260,170
Sangfor Technologies, Inc.		5,800	245,036
Sanquan Food Co. Ltd. (A Shares)		9,900	30,433
Sany Heavy Industry Co. Ltd. (A Shares)		128,300	612,019
SDIC Capital Co. Ltd.		60,100	120,228
SDIC Power Holdings Co. Ltd. (A Shares)		122,300	187,035
Sealand Securities Co. Ltd. (A Shares)		114,180	74,256
Seazen Holdings Co. Ltd. (A Shares)		39,700	276,217
SF Holding Co. Ltd. (A Shares)		77,100	766,415
SG Micro Corp. (A Shares)		2,500	101,298
Shaanxi Coal Industry Co. Ltd. (A Shares)		125,800	218,622
Shandong Buchang Pharmaceuticals Co. Ltd. (A Shares)		24,010	84,713
Shandong Gold Mining Co. Ltd.:
(A Shares)		61,432	183,722
(H Shares) (d)		237,500	436,001
Shandong Hualu Hengsheng Chemical Co. Ltd. (A Shares)		30,400	183,194
Shandong Linglong Tyre Co. Ltd. (A Shares)		18,800	161,383
Shandong Nanshan Aluminum Co. Ltd. (A Shares)		237,000	139,853
Shandong Pharmaceutical Glass Co. Ltd. (A Shares)		8,100	51,251
Shandong Sinocera Functional Material Co. Ltd. (A Shares)		14,700	112,404
Shandong Sun Paper Industry JSC Ltd. (A Shares)		41,600	102,948
Shandong Weigao Medical Polymer Co. Ltd. (H Shares)		704,000	1,578,794
Shanghai Bairun Investment Holding Group Co. Ltd. (A Shares)		7,400	142,342
Shanghai Baosight Software Co. Ltd. (A Shares)		14,000	137,113
Shanghai Construction Group Co. Ltd. (A Shares)		168,300	75,395
Shanghai Electric Group Co. Ltd. (A Shares) (b)		129,800	102,460
Shanghai Electric Power Co. Ltd. (A Shares)		57,900	62,967
Shanghai Fosun Pharmaceutical (Group) Co. Ltd.:
(A Shares)		27,900	259,627
(H Shares)		172,000	1,092,749
Shanghai International Airport Co. Ltd. (A Shares)		14,800	112,346
Shanghai International Port Group Co. Ltd. (A Shares)		139,800	99,988
Shanghai Jahwa United Co. Ltd. (A Shares)		13,900	126,686
Shanghai Jinjiang International Hotels Co. Ltd. (A Shares)		12,600	119,119
Shanghai Lingang Holdings Corp. Ltd. (A Shares)		76,200	242,249
Shanghai Lujiazui Finance Trust Ltd. (B Shares)		374,771	338,418
Shanghai M&G Stationery, Inc. (A Shares)		15,700	221,670
Shanghai Oriental Pearl Media Co. Ltd.		60,590	82,365
Shanghai Pharmaceuticals Holding Co. Ltd.:
(A Shares)		81,400	281,414
(H Shares)		191,700	436,324
Shanghai Pudong Development Bank Co. Ltd. (A Shares)		437,800	679,677
Shanghai Putailai New Energy Technology Co. Ltd.		10,064	126,035
Shanghai RAAS Blood Products Co. Ltd. (A Shares)		84,800	104,665
Shanghai Yuyuan Tourist Mart Group Co. Ltd.		33,400	60,830
Shanghai Zhangjiang High Ltd. (A Shares)		27,200	76,346
Shanxi Lu'an Environmental Energy Development Co. Ltd. (A Shares)		64,300	88,899
Shanxi Meijin Energy Co. Ltd. (A Shares) (b)		77,000	93,492
Shanxi Securities Co. Ltd. (A Shares)		59,350	61,335
Shanxi Xinghuacun Fen Wine Factory Co. Ltd. (A Shares)		13,500	855,546
Shanxi Xishan Coal & Electricity Power Co. Ltd. (A Shares)		88,270	76,768
Shenergy Co. Ltd. (A Shares)		100,900	88,376
Shengyi Technology Co. Ltd.		38,700	139,472
Shennan Circuits Co. Ltd. (A Shares)		7,500	91,967
Shenwan Hongyuan Group Co. Ltd. (A Shares)		354,900	247,802
Shenzhen Airport Co. Ltd. (A Shares)		22,300	29,384
Shenzhen Capchem Technology Co. Ltd. (A Shares)		6,000	71,386
Shenzhen Energy Group Co. Ltd. (A Shares)		69,720	91,222
Shenzhen Goodix Technology Co. Ltd. (A Shares)		7,200	126,571
Shenzhen Hepalink Pharmaceutical Group Co. Ltd. (A Shares)		19,300	48,298
Shenzhen Inovance Technology Co. Ltd. (A Shares)		27,100	374,464
Shenzhen Kaifa Technology Co. Ltd. (A Shares)		24,200	64,561
Shenzhen Kangtai Biological Products Co. Ltd.		10,300	287,512
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. (A Shares)		15,400	1,109,414
Shenzhen MTC Co. Ltd. (A Shares) (b)		55,100	49,367
Shenzhen Overseas Chinese Town Co. Ltd. (A Shares)		141,000	202,782
Shenzhen Salubris Pharmaceuticals Co. Ltd. (A Shares)		19,900	112,480
Shenzhen SC New Energy Technology Corp. (A Shares)		4,700	80,198
Shenzhen Sunway Communication Co. Ltd. (A Shares)		13,500	58,621
Shijiazhuang Yiling Pharmaceutical Co. Ltd. (A Shares)		19,900	86,228
Siasun Robot & Automation Co. Ltd. (A Shares) (b)		29,800	44,423
Sichuan Chuantou Energy Co. Ltd. (A Shares)		88,136	153,304
Sichuan Kelun Pharmaceutical Co. Ltd. (A Shares)		29,900	100,367
Sichuan Swellfun Co. Ltd. (A Shares)		5,400	85,336
Sinolink Securities Co. Ltd. (A Shares)		49,100	91,700
Sinoma Science & Technology Co. Ltd. (A Shares)		22,600	76,666
Sinopec Shanghai Petrochemical Co. Ltd. (A Shares)		111,300	63,099
Sinopharm Group Co. Ltd. (H Shares)		415,600	1,289,429
Sinotrans Ltd.		81,000	61,061
SKSHU Paint Co. Ltd. (A Shares)		3,600	131,766
Songcheng Performance Development Co. Ltd. (A Shares)		41,560	139,507
Soochow Securities Co. Ltd. (A Shares)		58,730	71,853
Southwest Securities Co. Ltd. (A Shares)		114,400	79,524
Spring Airlines Co. Ltd. (A Shares)		16,600	164,885
STO Express Co. Ltd.		15,400	20,459
Sungrow Power Supply Co. Ltd. (A Shares)		22,400	311,077
Suning.com Co. Ltd. (A Shares)		143,200	147,326
Sunshine City Group Co. Ltd. (A Shares)		73,800	65,324
Sunwoda Electronic Co. Ltd. (A Shares)		24,400	81,113
Suofeiya Home Collection Co. Ltd. (A Shares)		6,700	30,139
Suzhou Dongshan Precision Manufacturing Co. Ltd. (A Shares)		27,500	74,087
Suzhou Gold Mantis Consolidated Co. Ltd.		53,300	76,161
Tangshan Jidong Cement Co. Ltd. A Shares		25,900	56,093
TBEA Co. Ltd. (A Shares)		71,500	136,185
TCL Corp. (A Shares)		212,300	295,157
The Pacific Securities Co. Ltd. (A Shares) (b)		144,200	82,642
Thunder Software Technology Co. Ltd. (A Shares)		5,500	114,146
Tianfeng Securities Co. Ltd. (A Shares)		70,100	51,003
Tianjin 712 Communication & Broadcasting Co. Ltd.		9,800	46,718
Tianjin Chase Sun Pharmaceutical Co. Ltd. (A Shares)		35,200	23,762
Tianjin Zhonghuan Semiconductor Co. Ltd. (A Shares)		41,800	178,410
Tianma Microelectronics Co. Ltd. (A Shares)		41,400	88,895
Tianshui Huatian Technology Co. Ltd. (A Shares)		44,700	88,385
Toly Bread Co. Ltd.		9,800	74,558
TongFu Microelectronics Co. Ltd. (A Shares) (b)		21,400	70,645
Tonghua Dongbao Pharmaceutical Co. Ltd. (A Shares)		44,000	90,059
Tongkun Group Co. Ltd. (A Shares)		31,200	110,322
Tongling Nonferrous Metals Group Co. Ltd. (A Shares)		91,600	40,327
Tongwei Co. Ltd. (A Shares)		65,600	357,007
Topchoice Medical Corp. (b)		5,300	256,424
Transfar Zhilian Co. Ltd.		71,100	67,108
TravelSky Technology Ltd. (H Shares)		283,000	621,542
Tsingtao Brewery Co. Ltd.:
(A Shares)		32,300	454,101
(H Shares)		104,000	943,903
Unigroup Guoxin Microelectronics Co. Ltd.		10,100	182,716
Unisplendour Corp. Ltd. (A Shares)		46,620	131,574
Universal Scientific Industrial Shanghai Co. Ltd. (A Shares)		22,700	56,807
Visionox Technology, Inc. (A Shares) (b)		10,700	15,537
Walvax Biotechnology Co. Ltd. (A Shares)		22,800	220,128
Wangfujing Group Co. Ltd.		11,300	58,285
Wangsu Science & Technology Co. Ltd. (A Shares)		44,200	37,894
Wanhua Chemical Group Co. Ltd. (A Shares)		49,100	779,259
Weichai Power Co. Ltd.:
(A Shares)		88,600	247,864
(H Shares)		607,600	1,406,404
Weifu High-Technology Group Co. Ltd. (A Shares)		20,500	77,206
Weihai Guangwei Composites Co. Ltd. (A Shares)		8,200	79,992
Wens Foodstuffs Group Co. Ltd. (A Shares)		99,600	221,402
Western Securities Co. Ltd. (A Shares)		67,600	88,031
Will Semiconductor Ltd.		12,900	602,824
Wingtech Technology Co. Ltd. (A Shares)		18,000	237,182
Winning Health Technology Group Co. Ltd. (A Shares)		34,320	80,319
Wuchan Zhongda Group Co. Ltd.		106,200	75,793
Wuhan Guide Infrared Co. Ltd. (A Shares)		24,990	134,611
Wuhan Humanwell Hi-Tech Industry Co. Ltd.		19,800	100,690
Wuhu Sanqi Interactive Entertainment Network Technology Group Co. Ltd. (A Shares)		33,800	115,182
Wuhu Token Science Co. Ltd. (A Shares)		24,600	28,729
Wuliangye Yibin Co. Ltd. (A Shares)		64,000	2,817,641
WUS Printed Circuit Kunshan Co. Ltd. (A Shares)		30,300	67,775
WuXi AppTec Co. Ltd.		33,040	810,242
WuXi AppTec Co. Ltd. (H Shares) (d)		84,100	1,988,886
Wuxi Lead Intelligent Equipment Co. Ltd. (A Shares)		15,100	206,201
Wuxi Taiji Industry Co. Ltd. (A Shares)		20,400	24,486
XCMG Construction Machinery Co. Ltd. (A Shares)		142,700	162,683
Xiamen C&D, Inc. (A Shares)		65,100	81,557
Xiamen Intretech, Inc.		8,330	52,346
Xiamen Tungsten Co. Ltd. (A Shares)		12,600	37,585
Xinhu Zhongbao Co. Ltd. (A Shares)		153,700	73,128
Xinjiang Goldwind Science & Technology Co. Ltd.:
(A Shares)		139,182	262,088
(H Shares)		147,852	243,636
Yantai Eddie Precision Machinery Co. Ltd. (A Shares)		8,000	75,533
Yantai Jereh Oilfield Services (A Shares)		19,800	100,965
Yanzhou Coal Mining Co. Ltd.:
(A Shares)		90,400	181,400
(H Shares)		380,000	453,490
Yealink Network Technology Corp. Ltd.		12,600	136,267
Yifan Pharmaceutical Co. Ltd. (A Shares)		13,900	38,414
Yifeng Pharmacy Chain Co. Ltd.		9,780	135,743
Yihai Kerry Arawana Holdings Co. Ltd. (A Series)		21,600	262,196
Yintai Gold Co. Ltd. (A Shares)		43,540	57,641
Yonghui Superstores Co. Ltd. (A Shares)		150,700	129,667
Yonyou Network Technology Co. Ltd. (A Shares)		51,230	262,738
Youngor Group Co. Ltd. (A Shares)		97,993	112,472
YTO Express Group Co. Ltd. (A Shares)		38,900	70,787
Yuan Longping High-tech Agriculture Co. Ltd. (A Shares) (b)		14,300	37,332
Yunda Holding Co. Ltd. (A Shares)		40,820	101,522
Yunnan Baiyao Group Co. Ltd. (A Shares)		21,100	350,553
Yunnan Energy New Material Co. Ltd.		12,700	263,966
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. (A Shares)		9,998	524,047
Zhaojin Mining Industry Co. Ltd. (H Shares)		263,500	239,152
Zhejiang Century Huatong Group Co. Ltd. (A Shares)		103,666	106,172
Zhejiang Chint Electric Co. Ltd. (A Shares)		38,700	199,015
Zhejiang Dahua Technology Co. Ltd. (A Shares)		48,900	177,214
Zhejiang Dingli Machinery Co. Ltd. (A Shares)		6,000	68,022
Zhejiang Expressway Co. Ltd. (H Shares)		350,000	304,593
Zhejiang Huahai Pharmaceutical Co. Ltd. (A Shares)		24,860	83,411
Zhejiang Huayou Cobalt Co. Ltd. (A Shares) (b)		16,800	212,209
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd. (A Shares)		20,000	119,503
Zhejiang Juhua Co. Ltd. (A Shares)		24,000	32,403
Zhejiang Longsheng Group Co. Ltd. (A Shares)		52,600	110,425
Zhejiang NHU Co. Ltd. (A Shares)		37,000	223,538
Zhejiang Sanhua Intelligent Controls Co. Ltd. (A Shares)		57,850	191,418
Zhejiang Semir Garment Co. Ltd. (A Shares)		22,600	40,881
Zhejiang Supor Co. Ltd.		8,500	99,004
Zhejiang Weixing New Building Materials Co. Ltd. (A Shares)		18,600	67,579
Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd.		11,500	130,340
Zhengzhou Yutong Bus Co. Ltd. (A Shares)		32,200	67,698
Zheshang Securities Co. Ltd.		52,300	91,940
ZhongAn Online P & C Insurance Co. Ltd. (H Shares) (b)(d)		106,400	630,092
Zhongji Innolight Co. Ltd. (A Shares)		12,400	65,529
Zhongjin Gold Co. Ltd. (A Shares)		60,400	79,868
Zhongtian Financial Group Co. Ltd. (A Shares) (b)		119,697	51,218
Zhuzhou CRRC Times Electric Co. Ltd. (H Shares)		164,700	657,295
Zijin Mining Group Co. Ltd. (H Shares)		2,068,000	2,912,545
Zoomlion Heavy Industry Science and Technology Co. Ltd.:
(A Shares)		387,600	707,122
(H Shares)		76,000	105,276
ZTE Corp.:
(A Shares)		30,600	136,846
(H Shares)		306,080	766,013

TOTAL CHINA			258,987,118

Colombia - 0.0%
Bancolombia SA		66,081	491,562
Ecopetrol SA		1,574,390	927,023
Grupo de Inversiones Suramerica SA		57,602	294,049
Interconexion Electrica SA ESP		128,268	730,655

TOTAL COLOMBIA			2,443,289

Cyprus - 0.0%
TCS Group Holding PLC unit		34,566	1,998,285
Czech Republic - 0.0%
CEZ A/S		50,530	1,408,247
Komercni Banka A/S (b)		25,349	768,921
MONETA Money Bank A/S (b)(d)		180,672	671,926

TOTAL CZECH REPUBLIC			2,849,094

Denmark - 1.5%
A.P. Moller - Maersk A/S:
Series A		859	2,020,637
Series B		1,807	4,495,144
Ambu A/S Series B		46,254	2,591,851
Carlsberg A/S Series B		30,118	5,285,525
Christian Hansen Holding A/S (b)		30,647	2,817,261
Coloplast A/S Series B		34,968	5,792,085
Danske Bank A/S		198,065	3,780,123
Demant A/S (b)		30,869	1,548,091
DSV Panalpina A/S		60,278	13,443,512
Genmab A/S (b)		19,191	7,042,967
GN Store Nord A/S		36,706	3,313,711
H Lundbeck A/S		18,416	568,075
Novo Nordisk A/S Series B		499,146	36,820,743
Novozymes A/S Series B		60,383	4,298,289
ORSTED A/S (d)		54,945	8,014,256
Pandora A/S		28,989	3,290,050
Rockwool International A/S Series B		2,389	1,072,567
Tryg A/S		90,555	2,072,309
Vestas Wind Systems A/S		287,025	11,981,417

TOTAL DENMARK			120,248,613

Egypt - 0.0%
Commercial International Bank SAE		325,649	1,185,312
Commercial International Bank SAE sponsored GDR		145,949	533,444
Eastern Tobacco Co.		466,590	351,879
Elsewedy Electric Co.		194,836	100,155

TOTAL EGYPT			2,170,790

Finland - 0.7%
Elisa Corp. (A Shares)		39,696	2,252,120
Fortum Corp.		130,020	3,415,517
Kesko Oyj		81,089	2,470,378
Kone OYJ (B Shares)		98,633	7,748,117
Neste Oyj		123,361	7,474,862
Nokia Corp. (b)		1,648,656	7,809,613
Nordea Bank ABP (Stockholm Stock Exchange)		930,872	9,648,099
Orion Oyj (B Shares)		30,720	1,360,247
Sampo Oyj (A Shares)		136,744	6,495,463
Stora Enso Oyj (R Shares)		171,947	3,293,102
UPM-Kymmene Corp.		156,787	6,135,583
Wartsila Corp.		126,071	1,627,092

TOTAL FINLAND			59,730,193

France - 6.3%
Accor SA (b)		51,423	2,069,226
Aeroports de Paris SA		8,632	1,107,314
Air Liquide SA		129,049	21,732,159
Alstom SA (b)		77,835	4,250,696
Amundi SA (d)		18,037	1,606,857
Arkema SA		20,343	2,543,567
Atos Origin SA		27,640	1,881,493
AXA SA		559,145	15,793,080
bioMerieux SA		11,811	1,404,642
BNP Paribas SA		325,910	20,896,614
Bollore SA		243,888	1,231,500
Bouygues SA		65,024	2,786,161
Bureau Veritas SA		88,484	2,645,668
Capgemini SA		46,420	8,505,207
Carrefour SA		181,482	3,513,897
CNP Assurances		51,425	900,491
Compagnie de St. Gobain		148,012	9,338,840
Compagnie Generale des Etablissements Michelin SCA Series B		49,290	7,132,295
Covivio		15,375	1,371,557
Credit Agricole SA		335,164	5,186,784
Danone SA		179,123	12,644,209
Dassault Aviation SA		637	693,845
Dassault Systemes SA		38,008	8,816,873
Edenred SA		72,348	4,101,125
EDF SA (b)		5,248	76,470
EDF SA		174,511	2,542,847
Eiffage SA		24,762	2,712,653
ENGIE		526,693	7,832,890
Essilor International SA		82,721	13,764,063
Eurazeo SA		11,256	937,804
Faurecia SA		35,588	1,921,077
Gecina SA		14,093	2,061,154
Getlink SE		126,806	2,016,947
Hermes International SCA		9,136	11,467,041
Iliad SA		4,481	813,480
Ipsen SA		11,152	1,078,499
Kering SA		21,971	17,605,354
Klepierre SA		54,221	1,438,030
L'Oreal SA (b)		4,395	1,799,623
L'Oreal SA		68,542	28,065,922
La Francaise des Jeux SAEM (d)		25,019	1,281,971
Legrand SA		79,094	7,702,352
LVMH Moet Hennessy Louis Vuitton SE		80,304	60,497,058
Natixis SA		281,967	1,377,675
Orange SA		577,363	7,190,030
Orpea (b)		15,474	1,991,517
Pernod Ricard SA		61,128	12,544,937
Publicis Groupe SA		64,367	4,167,968
Remy Cointreau SA		6,529	1,304,585
Renault SA		56,067	2,259,805
Safran SA		93,120	13,903,625
Sanofi SA		328,365	34,426,568
Sartorius Stedim Biotech		8,063	3,703,009
Schneider Electric SA		157,127	25,070,540
SCOR SE		47,520	1,537,393
SEB SA		7,158	1,303,764
Societe Generale Series A		236,287	6,721,703
Sodexo SA (b)		2,224	222,193
Sodexo SA (b)		23,762	2,373,990
SR Teleperformance SA		17,151	6,621,014
Suez Environnement SA		96,856	2,312,600
Thales SA		29,672	3,024,371
Total SA		730,644	32,292,864
Ubisoft Entertainment SA (b)		25,880	1,942,145
Valeo SA		68,163	2,207,705
Veolia Environnement SA		157,395	5,012,653
VINCI SA		151,350	16,607,602
Vivendi SA		240,094	8,370,937
Wendel SA		6,831	909,131
Worldline SA/France (b)(d)		69,176	6,788,910

TOTAL FRANCE			513,958,569

Germany - 5.2%
adidas AG		55,311	17,079,921
Allianz SE		119,104	30,986,918
BASF AG		265,866	21,441,277
Bayer AG		285,531	18,475,310
Bayerische Motoren Werke AG (BMW)		94,929	9,518,308
Bechtle AG		8,037	1,636,342
Beiersdorf AG		29,892	3,373,928
Brenntag AG		44,302	3,977,612
Carl Zeiss Meditec AG		11,692	2,060,010
Commerzbank AG		296,091	1,954,661
Continental AG		32,135	4,342,706
Covestro AG (d)		53,900	3,526,485
Daimler AG (Germany)		247,334	22,019,308
Delivery Hero AG (b)(d)		37,649	5,977,047
Deutsche Bank AG (b)		575,786	8,034,123
Deutsche Borse AG		55,379	9,540,828
Deutsche Lufthansa AG (a)(b)		76,325	985,337
Deutsche Post AG		289,021	17,022,523
Deutsche Telekom AG		959,196	18,459,779
Deutsche Wohnen AG (Bearer)		98,878	5,349,423
E.ON AG		645,841	7,784,811
Evonik Industries AG		57,228	2,003,525
Fresenius Medical Care AG & Co. KGaA		61,876	4,926,958
Fresenius SE & Co. KGaA		120,818	5,937,961
GEA Group AG		42,986	1,886,834
Hannover Reuck SE		17,508	3,237,335
HeidelbergCement AG		43,587	3,994,116
HelloFresh AG (b)		42,987	3,565,997
Henkel AG & Co. KGaA		31,513	3,133,214
Hochtief AG		6,423	602,166
Infineon Technologies AG		378,754	15,188,248
KION Group AG		20,290	2,023,210
Knorr-Bremse AG		21,201	2,599,868
Lanxess AG		23,594	1,736,560
LEG Immobilien AG		19,927	2,771,852
Merck KGaA		37,426	6,576,079
MTU Aero Engines AG		15,552	3,924,583
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen		40,628	11,754,552
Nemetschek Se		16,604	1,237,654
Puma AG		28,952	3,053,318
Rational AG		1,398	1,165,765
RWE AG		186,355	7,066,389
SAP SE		302,257	42,322,241
Scout24 AG (d)		33,374	2,774,166
Siemens AG		221,656	36,979,963
Siemens Healthineers AG (d)		78,682	4,491,391
Symrise AG		37,454	4,836,122
TeamViewer AG (b)(d)		45,034	2,141,863
Telefonica Deutschland Holding AG		304,259	884,493
Uniper SE		62,509	2,280,095
United Internet AG		29,798	1,254,221
Volkswagen AG (a)		9,516	3,022,609
Vonovia SE		154,515	10,150,236
Vonovia SE rights 5/20/21 (b)(e)		154,515	313,944
Zalando SE (b)(d)		44,580	4,638,224

TOTAL GERMANY			418,022,409

Greece - 0.0%
Ff Group (b)(c)		5,453	7,867
Hellenic Telecommunications Organization SA		70,154	1,190,075
Jumbo SA		27,837	520,412
OPAP SA		52,481	804,465

TOTAL GREECE			2,522,819

Hong Kong - 1.9%
AIA Group Ltd.		3,507,295	44,516,608
Bank of East Asia Ltd.		400,460	841,364
Beijing Enterprises Holdings Ltd.		187,500	613,112
BOC Hong Kong (Holdings) Ltd.		1,071,149	3,778,376
BYD Electronic International Co. Ltd.		203,000	1,080,628
China Everbright International Ltd.		1,146,481	721,740
China Everbright Ltd.		348,000	416,646
China Jinmao Holdings Group Ltd.		1,742,000	661,569
China Merchants Holdings International Co. Ltd.		503,123	807,044
China Overseas Land and Investment Ltd.		1,128,000	2,854,943
China Power International Development Ltd.		2,129,000	487,866
China Resources Beer Holdings Co. Ltd.		435,162	3,515,357
China Resources Pharmaceutical Group Ltd. (d)		445,000	300,763
China Resources Power Holdings Co. Ltd.		688,523	904,114
China Taiping Insurance Group Ltd.		479,977	892,262
China Traditional Chinese Medicine Holdings Co. Ltd.		944,000	539,585
CITIC Pacific Ltd.		1,672,000	1,760,736
CLP Holdings Ltd.		477,108	4,709,400
CSPC Pharmaceutical Group Ltd.		2,670,640	3,307,464
Far East Horizon Ltd.		619,000	709,227
Fosun International Ltd.		819,500	1,179,493
Galaxy Entertainment Group Ltd.		634,136	5,583,973
Guangdong Investment Ltd.		824,000	1,268,712
Hang Lung Properties Ltd.		572,998	1,563,845
Hang Seng Bank Ltd.		220,050	4,320,122
Henderson Land Development Co. Ltd.		399,059	1,774,966
Hong Kong & China Gas Co. Ltd.		3,063,446	4,913,916
Hong Kong Exchanges and Clearing Ltd.		349,902	21,171,374
Hua Hong Semiconductor Ltd. (b)(d)		155,000	968,781
Lenovo Group Ltd.		2,064,000	2,837,826
Link (REIT)		602,903	5,700,908
MTR Corp. Ltd.		435,898	2,429,839
New World Development Co. Ltd.		425,090	2,249,197
PCCW Ltd.		1,333,189	772,341
Power Assets Holdings Ltd.		385,854	2,371,926
Shenzhen Investment Ltd.		831,899	305,225
Sino Land Ltd.		831,806	1,235,756
Sinotruk Hong Kong Ltd.		221,000	543,982
SJM Holdings Ltd.		518,931	673,403
Sun Art Retail Group Ltd.		587,500	541,534
Sun Hung Kai Properties Ltd.		376,062	5,678,874
Swire Pacific Ltd. (A Shares)		148,004	1,197,522
Swire Properties Ltd.		348,755	1,041,629
Techtronic Industries Co. Ltd.		399,847	7,288,898
Wharf Holdings Ltd.		452,000	1,373,268
Yuexiu Property Co. Ltd.		2,352,000	545,023

TOTAL HONG KONG			152,951,137

Hungary - 0.1%
MOL Hungarian Oil and Gas PLC Series A (For. Reg.) (b)		103,642	716,520
OTP Bank PLC (b)		65,961	2,967,408
Richter Gedeon PLC		36,184	1,035,666

TOTAL HUNGARY			4,719,594

India - 2.8%
ACC Ltd.		24,432	621,151
Adani Green Energy Ltd. (b)		110,946	1,526,547
Adani Ports & Special Economic Zone Ltd. (b)		142,992	1,409,646
Ambuja Cements Ltd.		186,541	778,482
Apollo Hospitals Enterprise Ltd. (b)		25,835	1,115,487
Asian Paints Ltd.		109,303	3,743,652
Aurobindo Pharma Ltd.		91,188	1,207,775
Avenue Supermarts Ltd. (b)(d)		46,192	1,779,504
Axis Bank Ltd. (b)		664,822	6,417,949
Bajaj Auto Ltd.		21,187	1,096,829
Bajaj Finance Ltd.		79,208	5,831,262
Bajaj Finserv Ltd.		11,418	1,702,431
Balkrishna Industries Ltd.		21,841	522,010
Bandhan Bank Ltd. (b)(d)		213,633	951,259
Berger Paints India Ltd. (b)		74,521	708,430
Bharat Forge Ltd. (b)		59,479	490,257
Bharat Petroleum Corp. Ltd.		255,130	1,453,161
Bharti Airtel Ltd.		719,649	5,216,010
Biocon Ltd. (b)		135,827	696,330
Britannia Industries Ltd.		29,844	1,389,939
Cipla Ltd. (b)		131,507	1,616,601
Coal India Ltd.		359,346	645,615
Colgate-Palmolive Ltd.		36,300	726,392
Container Corp. of India Ltd.		80,233	639,112
Dabur India Ltd.		140,991	1,024,377
Divi's Laboratories Ltd. (b)		39,495	2,166,532
DLF Ltd.		178,467	595,974
Dr. Reddy's Laboratories Ltd.		32,615	2,270,402
Eicher Motors Ltd.		39,900	1,304,758
GAIL India Ltd.		450,469	834,574
Godrej Consumer Products Ltd. (b)		119,171	1,113,180
Grasim Industries Ltd.		81,556	1,543,733
Havells India Ltd.		70,096	937,311
HCL Technologies Ltd.		307,209	3,729,195
HDFC Asset Management Co. Ltd. (d)		14,864	557,257
HDFC Standard Life Insurance Co. Ltd. (b)(d)		225,841	2,028,315
Hero Motocorp Ltd.		33,014	1,256,788
Hindalco Industries Ltd.		469,422	2,309,869
Hindustan Petroleum Corp. Ltd.		172,543	546,718
Hindustan Unilever Ltd.		239,796	7,621,630
Housing Development Finance Corp. Ltd.		498,175	16,280,242
ICICI Bank Ltd. (b)		1,486,150	12,041,361
ICICI Lombard General Insurance Co. Ltd. (d)		63,620	1,214,755
ICICI Prudential Life Insurance Co. Ltd. (b)(d)		120,200	847,186
Indian Oil Corp. Ltd.		612,832	751,817
Indraprastha Gas Ltd.		93,380	641,763
Indus Towers Ltd.		202,956	692,004
Info Edge India Ltd. (b)		21,848	1,449,954
Infosys Ltd.		841,260	15,292,424
Infosys Ltd. sponsored ADR		145,290	2,626,843
InterGlobe Aviation Ltd. (b)(d)		24,480	543,251
Ipca Laboratories Ltd.		17,928	509,673
ITC Ltd.		834,856	2,284,003
JSW Steel Ltd.		242,382	2,349,523
Jubilant Foodworks Ltd. (b)		23,125	902,985
Kotak Mahindra Bank Ltd. (b)		162,001	3,825,634
Larsen & Toubro Infotech Ltd. (d)		15,098	793,127
Larsen & Toubro Ltd.		194,960	3,528,919
Lupin Ltd. (b)		70,743	1,021,668
Mahindra & Mahindra Ltd.		238,620	2,424,866
Marico Ltd.		152,508	847,335
Maruti Suzuki India Ltd.		39,988	3,485,903
Motherson Sumi Systems Ltd. (b)		347,663	1,007,943
MRF Ltd.		591	644,195
Muthoot Finance Ltd.		30,561	477,636
Nestle India Ltd.		9,327	2,054,100
NTPC Ltd.		1,260,485	1,743,794
Oil & Natural Gas Corp. Ltd.		715,454	1,044,850
Page Industries Ltd.		1,711	685,292
Petronet LNG Ltd.		244,985	793,790
PI Industries Ltd.		25,823	875,813
Pidilite Industries Ltd. (b)		48,277	1,183,733
Piramal Enterprises Ltd.		29,758	675,166
Power Grid Corp. of India Ltd.		578,645	1,719,409
Rec Ltd.		219,038	378,891
Reliance Industries Ltd.		827,340	22,282,488
SBI Life Insurance Co. Ltd. (d)		130,951	1,642,214
Shree Cement Ltd. (b)		3,046	1,148,003
Shriram Transport Finance Co. Ltd.		54,694	993,399
Siemens India Ltd.		19,084	484,850
State Bank of India (b)		525,422	2,508,091
Sun Pharmaceutical Industries Ltd.		243,634	2,153,079
Tata Consultancy Services Ltd.		271,175	11,115,960
Tata Consumer Products Ltd. (b)		169,955	1,536,491
Tata Motors Ltd. (b)		499,423	1,963,568
Tata Steel Ltd.		192,250	2,684,309
Tech Mahindra Ltd.		186,295	2,416,011
Titan Co. Ltd.		98,992	1,993,943
Torrent Pharmaceuticals Ltd.		13,013	440,927
Trent Ltd.		59,294	621,884
Ultratech Cemco Ltd.		34,305	2,908,641
United Spirits Ltd. (b)		102,268	717,485
UPL Ltd.		141,052	1,155,958
Vedanta Ltd.		443,588	1,540,922
Wipro Ltd.		315,195	2,085,098
Yes Bank Ltd. (b)		3,076,881	604,532
Zee Entertainment Enterprises Ltd.		222,197	556,880

TOTAL INDIA			223,321,025

Indonesia - 0.4%
PT Adaro Energy Tbk		3,673,300	316,598
PT Aneka Tambang Tbk		2,193,200	378,059
PT Astra International Tbk		5,798,600	2,207,844
PT Bank Central Asia Tbk		2,933,200	6,502,993
PT Bank Mandiri (Persero) Tbk		5,320,300	2,265,177
PT Bank Negara Indonesia (Persero) Tbk		2,319,500	915,275
PT Bank Rakyat Indonesia Tbk		16,550,600	4,640,355
PT Barito Pacific Tbk (b)		7,240,700	501,260
PT Charoen Pokphand Indonesia Tbk		2,201,400	1,074,411
PT Gudang Garam Tbk (b)		123,000	307,394
PT Indah Kiat Pulp & Paper Tbk		813,800	512,674
PT Indocement Tunggal Prakarsa Tbk		376,100	334,571
PT Indofood CBP Sukses Makmur Tbk		585,800	352,818
PT Indofood Sukses Makmur Tbk		1,113,800	503,118
PT Kalbe Farma Tbk		7,053,500	703,153
PT Merdeka Copper Gold Tbk (b)		2,857,500	518,287
PT Perusahaan Gas Negara Tbk Series B		2,911,400	246,900
PT Sarana Menara Nusantara Tbk		7,317,100	577,466
PT Semen Gresik (Persero) Tbk		878,900	634,305
PT Surya Citra Media Tbk (b)		4	0
PT Telekomunikasi Indonesia Tbk Series B		14,836,300	3,278,002
PT Unilever Indonesia Tbk		2,235,300	928,474
PT United Tractors Tbk		501,700	735,445

TOTAL INDONESIA			28,434,579

Ireland - 0.5%
CRH PLC		194,525	9,178,515
CRH PLC sponsored ADR		32,985	1,559,201
DCC PLC (United Kingdom)		27,886	2,420,092
Flutter Entertainment PLC		15,786	3,235,306
Flutter Entertainment PLC (Ireland)		31,818	6,497,304
James Hardie Industries PLC CDI		129,059	4,265,144
Kerry Group PLC Class A		46,044	5,967,420
Kingspan Group PLC (Ireland)		44,968	4,003,889
Smurfit Kappa Group PLC		71,811	3,674,408

TOTAL IRELAND			40,801,279

Isle of Man - 0.1%
Entain PLC (b)		169,555	3,960,883
NEPI Rockcastle PLC		101,491	683,721

TOTAL ISLE OF MAN			4,644,604

Israel - 0.4%
Azrieli Group		10,775	757,950
Bank Hapoalim BM (Reg.) (b)		314,949	2,511,176
Bank Leumi le-Israel BM (b)		418,758	2,949,554
Check Point Software Technologies Ltd. (b)		32,504	3,796,792
CyberArk Software Ltd. (b)		10,957	1,539,459
Elbit Systems Ltd. (Israel)		7,587	1,043,801
Icl Group Ltd.		196,264	1,259,749
Israel Discount Bank Ltd. (Class A)		325,546	1,471,213
Mizrahi Tefahot Bank Ltd. (b)		40,206	1,132,529
NICE Systems Ltd. (b)		14,358	3,468,887
Teva Pharmaceutical Industries Ltd. sponsored ADR (b)		319,627	3,420,009
Wix.com Ltd. (b)		16,216	5,154,742

TOTAL ISRAEL			28,505,861

Italy - 1.1%
Amplifon SpA		36,909	1,558,853
Assicurazioni Generali SpA		314,791	6,314,563
Atlantia SpA (b)		138,524	2,702,119
Davide Campari-Milano NV		177,675	2,095,939
DiaSorin SpA		7,268	1,234,236
Enel SpA		2,355,139	23,384,955
Eni SpA		731,893	8,717,502
FinecoBank SpA		180,522	3,107,906
Infrastrutture Wireless Italiane SpA (d)		91,254	1,064,188
Intesa Sanpaolo SpA		4,754,828	13,256,055
Mediobanca SpA (b)		180,983	2,045,751
Moncler SpA		57,044	3,499,010
Nexi SpA (b)(d)		130,272	2,496,515
Poste Italiane SpA (d)		145,966	1,912,815
Prysmian SpA		73,077	2,288,670
Recordati SpA		29,500	1,625,779
Snam Rete Gas SpA		573,580	3,227,265
Telecom Italia SpA		2,400,170	1,316,701
Telecom Italia SpA (Risparmio Shares)		1,809,073	1,061,380
Terna SpA		394,972	2,910,862
UniCredit SpA		618,457	6,366,189

TOTAL ITALY			92,187,253

Japan - 14.3%
ABC-MART, Inc.		8,536	456,909
ACOM Co. Ltd.		118,568	508,815
Advantest Corp.		58,037	5,512,161
AEON Co. Ltd.		191,842	5,235,326
AEON MALL Co. Ltd.		26,272	416,833
AGC, Inc.		54,273	2,473,049
Air Water, Inc.		55,580	920,485
Aisin Seiki Co. Ltd.		45,462	1,751,258
Ajinomoto Co., Inc.		131,261	2,626,061
Alfresa Holdings Corp.		54,181	970,191
Amada Co. Ltd.		93,925	1,016,683
Ana Holdings, Inc. (b)		41,156	943,323
Asahi Group Holdings		133,949	5,594,997
ASAHI INTECC Co. Ltd.		59,692	1,606,861
Asahi Kasei Corp.		364,430	3,839,703
Astellas Pharma, Inc.		543,430	8,179,202
Azbil Corp.		34,322	1,388,080
Bandai Namco Holdings, Inc.		58,298	4,281,268
Bank of Kyoto Ltd.		16,453	882,190
Bridgestone Corp.		155,620	6,232,489
Brother Industries Ltd.		63,421	1,341,074
Calbee, Inc.		22,183	531,588
Canon, Inc.		291,983	6,943,401
Capcom Co. Ltd.		51,174	1,662,254
Casio Computer Co. Ltd.		55,592	982,232
Central Japan Railway Co.		42,142	6,163,783
Chiba Bank Ltd.		151,732	946,850
Chubu Electric Power Co., Inc.		182,044	2,199,553
Chugai Pharmaceutical Co. Ltd.		195,160	7,323,187
Chugoku Electric Power Co., Inc.		88,591	988,938
Coca-Cola West Co. Ltd.		37,589	600,172
Concordia Financial Group Ltd.		295,515	1,108,621
Cosmos Pharmaceutical Corp.		5,821	835,680
CyberAgent, Inc.		114,000	2,344,881
Dai Nippon Printing Co. Ltd.		70,738	1,405,181
Dai-ichi Mutual Life Insurance Co.		313,365	5,635,638
Daifuku Co. Ltd.		29,601	2,930,578
Daiichi Sankyo Kabushiki Kaisha		494,073	12,599,336
Daikin Industries Ltd.		72,346	14,593,259
Daito Trust Construction Co. Ltd.		19,065	2,027,041
Daiwa House Industry Co. Ltd.		163,559	4,841,370
Daiwa House REIT Investment Corp.		587	1,574,249
Daiwa Securities Group, Inc.		435,044	2,317,130
DENSO Corp.		125,525	8,107,613
Dentsu Group, Inc.		63,514	1,952,668
Disco Corp.		8,529	2,762,619
East Japan Railway Co.		88,295	6,042,257
Eisai Co. Ltd.		73,248	4,777,976
ENEOS Holdings, Inc.		897,905	3,871,286
FANUC Corp.		55,690	12,824,456
Fast Retailing Co. Ltd.		16,958	13,919,866
Fuji Electric Co. Ltd.		38,725	1,762,804
Fujifilm Holdings Corp.		105,153	6,818,733
Fujitsu Ltd.		56,794	9,044,739
Fukuoka Financial Group, Inc.		49,770	847,033
GLP J-REIT		1,178	1,974,651
GMO Payment Gateway, Inc.		11,941	1,524,174
Hakuhodo DY Holdings, Inc.		66,524	1,120,603
Hamamatsu Photonics K.K.		41,642	2,415,686
Hankyu Hanshin Holdings, Inc.		70,021	2,203,973
Harmonic Drive Systems, Inc.		11,539	778,136
Hikari Tsushin, Inc.		5,922	1,191,011
Hino Motors Ltd.		82,382	689,720
Hirose Electric Co. Ltd.		9,215	1,467,958
Hisamitsu Pharmaceutical Co., Inc.		15,750	916,552
Hitachi Construction Machinery Co. Ltd.		30,109	924,290
Hitachi Ltd.		281,056	13,838,067
Hitachi Metals Ltd.		58,904	1,142,616
Honda Motor Co. Ltd.		471,909	14,072,247
Hoshizaki Corp.		14,250	1,264,754
Hoya Corp.		109,170	12,421,346
Hulic Co. Ltd.		76,894	875,251
Ibiden Co. Ltd.		31,205	1,479,018
Idemitsu Kosan Co. Ltd.		54,085	1,295,091
Iida Group Holdings Co. Ltd.		42,440	1,034,109
INPEX Corp.		303,106	2,068,964
Isuzu Motors Ltd.		156,945	1,588,262
ITO EN Ltd.		15,553	860,972
Itochu Corp.		386,322	12,046,714
ITOCHU Techno-Solutions Corp.		28,198	977,861
Japan Airlines Co. Ltd. (b)		40,140	852,456
Japan Airport Terminal Co. Ltd.		15,950	716,575
Japan Exchange Group, Inc.		150,008	3,515,834
Japan Post Bank Co. Ltd.		108,690	993,516
Japan Post Holdings Co. Ltd.		456,330	3,831,352
Japan Post Insurance Co. Ltd.		61,616	1,187,330
Japan Real Estate Investment Corp.		399	2,475,268
Japan Retail Fund Investment Corp.		2,031	2,001,452
Japan Tobacco, Inc.		348,581	6,519,348
JFE Holdings, Inc.		137,442	1,808,414
JSR Corp.		56,901	1,751,961
Kajima Corp.		128,544	1,776,022
Kakaku.com, Inc.		41,733	1,134,111
Kansai Electric Power Co., Inc.		202,894	2,008,704
Kansai Paint Co. Ltd.		50,572	1,273,902
Kao Corp.		140,605	9,014,724
KDDI Corp.		466,787	14,110,718
Keihan Electric Railway Co., Ltd.		27,397	998,966
Keikyu Corp.		63,422	811,272
Keio Corp.		29,002	1,884,108
Keisei Electric Railway Co.		36,230	1,130,426
Keyence Corp.		52,920	25,431,040
Kikkoman Corp.		41,273	2,534,009
Kintetsu Group Holdings Co. Ltd.		47,970	1,718,387
Kirin Holdings Co. Ltd.		242,008	4,540,556
Kobayashi Pharmaceutical Co. Ltd.		13,948	1,244,332
Kobe Bussan Co. Ltd.		35,521	949,697
Koito Manufacturing Co. Ltd.		31,002	1,931,774
Komatsu Ltd.		253,863	7,464,746
Konami Holdings Corp.		27,192	1,622,215
Kose Corp.		9,434	1,420,840
Kubota Corp.		297,925	7,005,831
Kuraray Co. Ltd.		92,375	1,003,286
Kurita Water Industries Ltd.		27,598	1,272,705
Kyocera Corp.		93,717	5,691,278
Kyowa Hakko Kirin Co., Ltd.		75,863	2,304,558
Kyushu Electric Power Co., Inc.		108,675	992,384
Kyushu Railway Co.		44,349	995,002
Lasertec Corp.		22,074	3,906,223
Lawson, Inc.		15,751	706,194
Lion Corp.		63,222	1,185,883
LIXIL Group Corp.		75,061	2,033,632
M3, Inc.		128,034	8,876,509
Makita Corp.		65,720	2,955,566
Marubeni Corp.		482,629	4,012,414
Marui Group Co. Ltd.		55,588	1,040,654
Mazda Motor Corp.		160,972	1,246,064
McDonald's Holdings Co. (Japan) Ltd.		16,968	774,731
Medipal Holdings Corp.		52,375	962,293
Meiji Holdings Co. Ltd.		31,313	1,939,693
Mercari, Inc. (b)		25,485	1,259,209
Minebea Mitsumi, Inc.		106,360	2,667,515
Misumi Group, Inc.		84,175	2,372,212
Mitsubishi Chemical Holdings Corp.		374,562	2,788,052
Mitsubishi Corp.		384,314	10,619,712
Mitsubishi Electric Corp.		537,796	8,276,813
Mitsubishi Estate Co. Ltd.		341,267	5,606,596
Mitsubishi Gas Chemical Co., Inc.		45,159	1,044,165
Mitsubishi Heavy Industries Ltd.		94,101	2,795,736
Mitsubishi UFJ Financial Group, Inc.		3,539,557	18,830,788
Mitsubishi UFJ Lease & Finance Co. Ltd.		182,999	1,048,196
Mitsui & Co. Ltd.		471,604	9,939,975
Mitsui Chemicals, Inc.		52,443	1,650,690
Mitsui Fudosan Co. Ltd.		265,706	5,761,947
Miura Co. Ltd.		24,089	1,262,970
Mizuho Financial Group, Inc.		697,014	9,789,702
MonotaRO Co. Ltd.		73,350	1,872,509
MS&AD Insurance Group Holdings, Inc.		129,437	3,665,546
Murata Manufacturing Co. Ltd.		166,866	13,267,084
Nabtesco Corp.		31,011	1,394,630
Nagoya Railroad Co. Ltd.		52,385	1,201,179
NEC Corp.		75,156	4,373,613
Nexon Co. Ltd.		141,079	4,679,398
NGK Insulators Ltd.		72,760	1,325,512
NGK Spark Plug Co. Ltd.		47,252	788,614
NH Foods Ltd.		23,883	1,065,327
Nidec Corp.		129,941	15,004,152
Nihon M&A Center, Inc.		89,594	2,347,856
Nintendo Co. Ltd.		32,411	18,592,677
Nippon Building Fund, Inc.		445	2,923,506
Nippon Express Co. Ltd.		20,073	1,533,622
Nippon Paint Holdings Co. Ltd.		213,210	3,047,251
Nippon Prologis REIT, Inc.		626	2,010,486
Nippon Sanso Holdings Corp.		43,347	814,665
Nippon Shinyaku Co. Ltd.		13,545	912,171
Nippon Steel & Sumitomo Metal Corp.		236,224	4,121,870
Nippon Telegraph & Telephone Corp.		370,161	9,332,827
Nippon Yusen KK		44,051	1,729,150
Nissan Chemical Corp.		34,722	1,785,503
Nissan Motor Co. Ltd. (b)		676,271	3,394,846
Nisshin Seifun Group, Inc.		60,284	971,913
Nissin Food Holdings Co. Ltd.		18,263	1,295,070
Nitori Holdings Co. Ltd.		23,380	4,195,094
Nitto Denko Corp.		46,355	3,842,770
Nomura Holdings, Inc.		917,406	4,931,200
Nomura Real Estate Holdings, Inc.		30,414	748,592
Nomura Real Estate Master Fund, Inc.		1,282	2,026,989
Nomura Research Institute Ltd.		93,224	2,870,334
NSK Ltd.		102,258	941,271
NTT Data Corp.		182,815	2,840,332
Obayashi Corp.		185,143	1,688,970
OBIC Co. Ltd.		20,269	3,918,785
Odakyu Electric Railway Co. Ltd.		88,090	2,381,791
Oji Holdings Corp.		242,756	1,530,413
Olympus Corp.		339,948	6,990,879
OMRON Corp.		54,384	4,125,202
Ono Pharmaceutical Co. Ltd.		109,765	2,762,956
Oracle Corp. Japan		10,738	1,007,087
Oriental Land Co. Ltd.		57,997	8,212,129
ORIX Corp.		380,696	6,121,999
ORIX JREIT, Inc.		747	1,317,793
Osaka Gas Co. Ltd.		104,075	2,007,412
Otsuka Corp.		29,804	1,502,608
Otsuka Holdings Co. Ltd.		114,785	4,412,222
Pan Pacific International Holdings Ltd.		121,008	2,607,502
Panasonic Corp.		639,080	7,504,078
PeptiDream, Inc. (b)		26,394	1,131,447
Persol Holdings Co. Ltd.		51,677	949,941
Pigeon Corp.		33,513	1,136,112
Pola Orbis Holdings, Inc.		26,888	696,987
Rakuten Group, Inc.		252,350	3,207,193
Recruit Holdings Co. Ltd.		393,736	17,752,569
Renesas Electronics Corp. (b)		226,267	2,639,678
Resona Holdings, Inc.		631,443	2,594,180
Ricoh Co. Ltd.		197,562	2,100,531
Rinnai Corp.		10,237	1,028,477
ROHM Co. Ltd.		25,687	2,545,432
Ryohin Keikaku Co. Ltd.		70,438	1,482,363
Santen Pharmaceutical Co. Ltd.		101,459	1,299,685
SBI Holdings, Inc. Japan		68,564	1,938,537
SCSK Corp.		14,852	861,576
Secom Co. Ltd.		61,606	5,116,077
Sega Sammy Holdings, Inc.		53,871	773,388
Seibu Holdings, Inc.		55,313	595,188
Seiko Epson Corp.		78,662	1,337,304
Sekisui Chemical Co. Ltd.		99,552	1,732,527
Sekisui House Ltd.		177,608	3,589,862
Seven & i Holdings Co. Ltd.		220,240	9,469,373
SG Holdings Co. Ltd.		94,816	2,155,027
Sharp Corp.		58,913	995,629
Shimadzu Corp.		63,321	2,216,148
Shimamura Co. Ltd.		5,722	566,493
SHIMANO, Inc.		21,574	4,941,944
SHIMIZU Corp.		156,743	1,283,603
Shin-Etsu Chemical Co. Ltd.		102,449	17,295,124
Shinsei Bank Ltd.		47,753	695,169
Shionogi & Co. Ltd.		78,060	4,115,263
Shiseido Co. Ltd.		116,694	8,465,093
Shizuoka Bank Ltd.		127,212	974,256
SMC Corp.		16,657	9,670,479
SoftBank Corp.		823,729	10,623,534
SoftBank Group Corp.		454,242	40,932,039
Sohgo Security Services Co., Ltd.		21,172	927,934
Sompo Holdings, Inc.		98,079	3,643,524
Sony Group Corp.		365,242	36,516,505
Square Enix Holdings Co. Ltd.		26,992	1,501,614
Stanley Electric Co. Ltd.		37,625	1,077,557
Subaru Corp.		180,105	3,341,229
Sumco Corp.		73,764	1,911,425
Sumitomo Chemical Co. Ltd.		437,785	2,231,185
Sumitomo Corp.		343,961	4,683,081
Sumitomo Dainippon Pharma Co., Ltd.		51,374	890,784
Sumitomo Electric Industries Ltd.		219,932	3,272,115
Sumitomo Metal Mining Co. Ltd.		66,328	2,815,405
Sumitomo Mitsui Financial Group, Inc.		377,885	13,274,616
Sumitomo Mitsui Trust Holdings, Inc.		98,927	3,367,265
Sumitomo Realty & Development Co. Ltd.		89,708	2,986,983
Sundrug Co. Ltd.		20,971	714,768
Suntory Beverage & Food Ltd.		39,437	1,331,526
Suzuken Co. Ltd.		20,596	741,562
Suzuki Motor Corp.		107,264	4,070,124
Sysmex Corp.		49,165	4,914,701
T&D Holdings, Inc.		158,827	1,945,918
Taiheiyo Cement Corp.		33,220	832,552
Taisei Corp.		53,287	1,964,925
Taisho Pharmaceutical Holdings Co. Ltd.		8,933	526,384
Takeda Pharmaceutical Co. Ltd.		457,446	15,278,927
TDK Corp.		37,828	5,139,956
TECMO KOEI HOLDINGS CO., LTD.		16,438	734,739
Teijin Ltd.		46,334	762,270
Terumo Corp.		188,935	7,143,192
THK Co. Ltd.		35,022	1,193,677
TIS, Inc.		63,920	1,587,911
Tobu Railway Co. Ltd.		52,786	1,357,202
Toho Co. Ltd.		31,113	1,238,371
Toho Gas Co. Ltd.		20,674	1,148,240
Tohoku Electric Power Co., Inc.		122,910	1,083,012
Tokio Marine Holdings, Inc.		183,621	8,787,060
Tokyo Century Corp.		12,443	768,508
Tokyo Electric Power Co., Inc. (b)		402,166	1,188,577
Tokyo Electron Ltd.		43,248	19,121,085
Tokyo Gas Co. Ltd.		110,562	2,238,757
Tokyu Corp.		140,281	1,803,411
Tokyu Fudosan Holdings Corp.		176,833	982,136
Toppan Printing Co. Ltd.		76,458	1,303,333
Toray Industries, Inc.		388,653	2,415,346
Toshiba Corp.		112,879	4,663,269
Tosoh Corp.		73,651	1,306,027
Toto Ltd.		39,939	2,072,048
Toyo Suisan Kaisha Ltd.		25,487	1,038,929
Toyoda Gosei Co. Ltd.		16,762	409,503
Toyota Industries Corp.		42,442	3,398,001
Toyota Motor Corp.		613,473	45,902,613
Toyota Tsusho Corp.		61,711	2,608,700
Trend Micro, Inc.		39,030	1,857,041
Tsuruha Holdings, Inc.		11,636	1,343,639
Unicharm Corp.		117,897	4,578,231
United Urban Investment Corp.		845	1,263,364
USS Co. Ltd.		63,517	1,151,315
Welcia Holdings Co. Ltd.		27,392	854,669
West Japan Railway Co.		48,359	2,669,059
Yakult Honsha Co. Ltd.		38,027	1,851,072
Yamada Holdings Co. Ltd.		209,415	1,042,380
Yamaha Corp.		37,932	2,065,106
Yamaha Motor Co. Ltd.		81,078	2,024,539
Yamato Holdings Co. Ltd.		87,402	2,467,153
Yamazaki Baking Co. Ltd.		30,819	488,130
Yaskawa Electric Corp.		70,335	3,243,558
Yokogawa Electric Corp.		64,023	1,162,244
Z Holdings Corp.		780,496	3,606,464
ZOZO, Inc.		31,107	1,050,278

TOTAL JAPAN			1,154,633,526

Korea (South) - 3.7%
Alteogen, Inc.		7,750	559,274
AMOREPACIFIC Corp.		8,804	2,129,594
AMOREPACIFIC Group, Inc.		7,300	479,799
BGF Retail Co. Ltd.		1,987	271,856
Celltrion Healthcare Co. Ltd.		19,716	1,978,159
Celltrion Pharm, Inc.		4,211	500,825
Celltrion, Inc. (b)		28,115	6,687,583
Cheil Worldwide, Inc.		17,542	344,321
CJ CheilJedang Corp.		2,559	905,037
CJ Corp.		4,083	348,684
CJ ENM Co. Ltd.		2,769	356,562
CJ Logistics Corp. (b)		2,312	354,570
Coway Co. Ltd.		12,218	730,930
Daewoo Shipbuilding & Marine Engineering Co. Ltd. (b)		9,426	309,345
Db Insurance Co. Ltd.		12,591	551,141
Doosan Bobcat, Inc.		12,708	518,761
Doosan Heavy Industries & Construction Co. Ltd. (b)		61,198	763,415
DuzonBizon Co. Ltd.		4,936	372,094
E-Mart Co. Ltd.		6,014	903,488
Fila Holdings Corp.		12,529	510,894
GS Engineering & Construction Corp.		15,247	601,956
GS Holdings Corp.		12,839	494,258
GS Retail Co. Ltd.		6,915	221,373
Hana Financial Group, Inc.		89,282	3,644,636
Hankook Tire Co. Ltd.		22,118	951,350
Hanmi Pharm Co. Ltd.		1,740	525,915
Hanon Systems		55,584	805,219
Hanwha Corp.		10,513	289,552
Hanwha Solutions Corp.		35,925	1,479,367
HLB, Inc.		26,172	774,666
Hotel Shilla Co.		8,092	625,924
Hyundai Engineering & Construction Co. Ltd.		24,018	1,082,472
Hyundai Fire & Marine Insurance Co. Ltd.		15,809	344,233
Hyundai Glovis Co. Ltd.		5,299	909,797
Hyundai Mobis		19,456	4,697,500
Hyundai Motor Co.		42,436	8,044,883
Hyundai Robotics Co. Ltd.		12,285	773,388
Hyundai Steel Co.		26,076	1,294,146
Industrial Bank of Korea		66,328	574,738
Kakao Corp.		84,190	8,544,877
Kangwon Land, Inc.		27,176	614,831
KB Financial Group, Inc.		115,724	5,666,722
Kia Corp.		76,805	5,288,465
KMW Co. Ltd. (b)		10,288	528,071
Korea Aerospace Industries Ltd.		21,197	617,933
Korea Electric Power Corp.		72,317	1,526,607
Korea Gas Corp.		6,969	217,493
Korea Investment Holdings Co. Ltd.		12,168	1,218,672
Korea Shipbuilding & Offshore Engineering Co. Ltd. (b)		11,364	1,559,872
Korea Zinc Co. Ltd.		2,619	1,044,527
Korean Air Lines Co. Ltd. (b)		43,367	1,043,184
KT&G Corp.		32,248	2,376,181
Kumho Petro Chemical Co. Ltd.		4,971	1,155,757
LG Chemical Ltd.		13,346	11,122,860
LG Corp. (c)		27,420	3,101,754
LG Display Co. Ltd. (b)		65,836	1,430,603
LG Electronics, Inc.		31,076	4,376,784
LG Household & Health Care Ltd.		2,863	3,940,120
LG Innotek Co. Ltd.		4,361	783,848
LG Telecom Ltd.		55,663	657,037
Lotte Chemical Corp.		4,866	1,322,803
Lotte Confectionery Co. Ltd.		6,780	221,901
Lotte Shopping Co. Ltd.		2,878	319,126
Meritz Securities Co. Ltd.		72,312	312,325
Mirae Asset Securities Co. Ltd.		74,737	668,321
NAVER Corp.		36,102	11,605,921
NCSOFT Corp.		4,868	3,613,084
Netmarble Corp. (d)		5,444	630,431
NH Investment & Securities Co. Ltd.		28,356	325,835
Orion Corp./Republic of Korea		7,293	763,030
Ottogi Corp.		294	145,912
Pan Ocean Co., Ltd. (Korea)		67,085	440,323
Pearl Abyss Corp. (b)		7,510	378,764
POSCO		21,808	7,089,382
POSCO Chemtech Co. Ltd.		7,950	1,059,261
S-Oil Corp.		13,896	1,082,324
S1 Corp.		4,192	305,512
Samsung Biologics Co. Ltd. (b)(d)		4,683	3,366,896
Samsung C&T Corp.		23,960	2,913,903
Samsung Card Co. Ltd.		7,210	227,593
Samsung Electro-Mechanics Co. Ltd.		17,110	2,738,751
Samsung Electronics Co. Ltd.		1,393,172	101,534,068
Samsung Engineering Co. Ltd. (b)		40,006	620,689
Samsung Fire & Marine Insurance Co. Ltd.		9,098	1,610,870
Samsung Heavy Industries Co. Ltd. (b)		152,745	1,024,419
Samsung Life Insurance Co. Ltd.		19,283	1,408,789
Samsung SDI Co. Ltd.		16,061	9,392,902
Samsung SDS Co. Ltd.		10,454	1,710,736
Samsung Securities Co. Ltd.		21,480	819,224
Seegene, Inc.		9,470	792,639
Shin Poong Pharmaceutical Co.		8,300	518,063
Shinhan Financial Group Co. Ltd.		125,386	4,481,917
Shinsegae Co. Ltd.		2,759	751,257
SK Biopharmaceuticals Co. Ltd. (b)		8,320	810,960
SK Chemicals Co. Ltd.		1,953	465,424
SK Holdings Co., Ltd.		10,483	2,587,284
SK Hynix, Inc.		158,721	18,167,443
SK Innovation Co., Ltd.		16,226	3,924,896
SK Telecom Co. Ltd.		11,754	3,184,509
Woori Financial Group, Inc.		163,668	1,566,019
Yuhan Corp.		12,854	739,092

TOTAL KOREA (SOUTH)			300,170,501

Kuwait - 0.2%
Agility Public Warehousing Co. KSC		347,553	1,093,166
Boubyan Bank KSC		273,434	594,225
Gulf Bank		381,465	274,645
Kuwait Finance House KSCP		1,360,579	3,263,765
Mabanee Co. SAKC		147,486	342,046
Mobile Telecommunication Co.		630,771	1,261,961
National Bank of Kuwait		1,990,790	5,436,032

TOTAL KUWAIT			12,265,840

Luxembourg - 0.2%
ArcelorMittal SA (Netherlands)		209,231	6,100,038
Aroundtown SA		277,484	2,136,407
Eurofins Scientific SA (b)		38,779	3,839,326
Globant SA (b)		10,792	2,473,311
Reinet Investments SCA		45,622	880,667
SES SA (France) (depositary receipt)		115,064	872,068
Tenaris SA		143,084	1,534,286

TOTAL LUXEMBOURG			17,836,103

Malaysia - 0.4%
AMMB Holdings Bhd		419,100	304,949
Axiata Group Bhd		702,334	663,663
CIMB Group Holdings Bhd		1,919,640	1,940,498
Dialog Group Bhd		1,240,322	920,664
DiGi.com Bhd		802,800	821,324
Fraser & Neave Holdings Bhd		37,200	272,494
Gamuda Bhd (b)		448,100	386,227
Genting Bhd		543,700	661,122
Genting Malaysia Bhd		755,700	531,416
Genting Plantations Bhd		70,900	151,131
Hap Seng Consolidated Bhd		158,100	309,985
Hartalega Holdings Bhd		475,000	1,192,284
Hong Leong Bank Bhd		228,200	992,925
Hong Leong Credit Bhd		58,700	237,638
IHH Healthcare Bhd		556,700	731,302
IOI Corp. Bhd		637,000	636,145
IOI Properties Group Bhd		30	10
Kossan Rubber Industries Bhd		324,400	351,687
Kuala Lumpur Kepong Bhd		109,041	585,741
Malayan Banking Bhd		1,153,585	2,318,155
Malaysia Airports Holdings Bhd		275,902	403,529
Maxis Bhd		598,000	671,664
MISC Bhd		337,800	559,220
Nestle (Malaysia) Bhd		17,500	579,844
Petronas Chemicals Group Bhd		696,600	1,394,731
Petronas Dagangan Bhd		73,900	363,771
Petronas Gas Bhd		209,000	803,238
PPB Group Bhd		161,580	729,882
Press Metal Bhd		925,000	1,174,460
Public Bank Bhd		4,886,300	4,951,323
QL Resources Bhd		272,250	402,176
RHB Capital Bhd		407,574	518,486
Sime Darby Bhd		696,085	384,117
Sime Darby Plantation Bhd		530,485	588,061
Sime Darby Property Bhd		10	2
SP Setia Bhd		13	3
Supermax Corp. Bhd		393,760	579,752
Telekom Malaysia Bhd		290,626	405,195
Tenaga Nasional Bhd		668,000	1,624,534
Top Glove Corp. Bhd		1,441,100	1,988,088
Westports Holdings Bhd		201,800	211,876

TOTAL MALAYSIA			32,343,312

Mexico - 0.5%
America Movil S.A.B. de CV Series L		9,978,000	6,969,872
Arca Continental S.A.B. de CV		147,100	787,603
Becle S.A.B. de CV		137,500	327,918
CEMEX S.A.B. de CV unit (b)		4,294,494	3,411,088
Coca-Cola FEMSA S.A.B. de CV unit		178,365	834,988
Fibra Uno Administracion SA de CV		1,002,900	1,238,215
Fomento Economico Mexicano S.A.B. de CV unit		570,700	4,420,058
Gruma S.A.B. de CV Series B		57,045	620,351
Grupo Aeroportuario del Pacifico S.A.B. de CV Series B (b)		118,100	1,214,057
Grupo Aeroportuario del Sureste S.A.B. de CV Series B		62,280	1,053,352
Grupo Bimbo S.A.B. de CV Series A		468,100	936,801
Grupo Carso SA de CV Series A1		118,800	338,683
Grupo Financiero Banorte S.A.B. de CV Series O		756,600	4,304,593
Grupo Financiero Inbursa S.A.B. de CV Series O (b)		718,400	667,438
Grupo Mexico SA de CV Series B		906,324	4,096,959
Grupo Televisa SA de CV		695,500	1,725,617
Industrias Penoles SA de CV (b)		43,610	561,610
Infraestructura Energetica Nova S.A.B. de CV (b)		136,100	582,979
Kimberly-Clark de Mexico SA de CV Series A		485,300	838,500
Megacable Holdings S.A.B. de CV unit		75,900	277,679
Orbia Advance Corp. S.A.B. de CV		313,637	874,784
Promotora y Operadora de Infraestructura S.A.B. de CV		57,535	444,613
Telesites S.A.B. de C.V. (b)		418,900	395,594
Wal-Mart de Mexico SA de CV Series V		1,543,700	5,053,204

TOTAL MEXICO			41,976,556

Multi-National - 0.0%
HK Electric Investments & HK Electric Investments Ltd. unit		686,500	687,583
HKT Trust/HKT Ltd. unit		1,091,557	1,585,113

TOTAL MULTI-NATIONAL			2,272,696

Netherlands - 3.4%
ABN AMRO Group NV GDR (b)(d)		118,244	1,527,923
Adyen BV (b)(d)		5,265	12,957,659
AEGON NV		512,064	2,373,072
Airbus Group NV		170,553	20,510,653
Akzo Nobel NV		55,404	6,655,617
Argenx SE (b)		13,291	3,819,263
ASM International NV (Netherlands)		13,759	4,183,411
ASML Holding NV (Netherlands)		123,220	79,987,276
CNH Industrial NV		296,658	4,411,848
EXOR NV		30,197	2,480,313
Ferrari NV		36,399	7,795,968
Heineken Holding NV		33,815	3,358,027
Heineken NV (Bearer)		75,261	8,726,136
ING Groep NV (Certificaten Van Aandelen)		1,129,680	14,431,656
JDE Peet's BV		20,530	797,728
Just Eat Takeaway.com NV (b)(d)		36,836	3,808,603
Koninklijke Ahold Delhaize NV		321,537	8,653,178
Koninklijke DSM NV		49,702	8,915,331
Koninklijke KPN NV		1,040,571	3,589,570
Koninklijke Philips Electronics NV		264,090	14,932,482
Koninklijke Vopak NV		18,314	838,886
NN Group NV		84,996	4,247,890
Prosus NV		140,933	15,295,699
QIAGEN NV (Germany) (b)		67,699	3,298,782
Randstad NV		35,150	2,538,926
Stellantis NV (Italy)		592,099	9,840,629
STMicroelectronics NV (France)		185,121	6,914,503
Unibail-Rodamco SE & WFD Unibail-Rodamco NV unit		40,382	3,329,994
Wolters Kluwer NV		77,779	7,037,548
Wolters Kluwer NV rights (b)(e)		77,779	83,224
X5 Retail Group NV GDR		35,326	1,086,213
Yandex NV Class A (b)		88,557	5,835,230

TOTAL NETHERLANDS			274,263,238

New Zealand - 0.2%
Auckland International Airport Ltd.		402,157	2,184,277
Fisher & Paykel Healthcare Corp.		172,006	4,424,995
Mercury Nz Ltd.		202,961	1,007,958
Meridian Energy Ltd.		366,310	1,397,161
Ryman Healthcare Group Ltd.		117,201	1,190,102
Spark New Zealand Ltd.		613,778	1,932,566
The a2 Milk Co. Ltd. (b)		208,325	1,140,442
Xero Ltd. (b)		35,172	3,835,533

TOTAL NEW ZEALAND			17,113,034

Norway - 0.4%
Adevinta ASA Class B (b)		68,520	1,255,322
DNB ASA		266,696	5,719,628
Equinor ASA		283,497	5,772,795
Gjensidige Forsikring ASA		54,515	1,240,734
Mowi ASA		127,573	3,151,010
Norsk Hydro ASA		378,671	2,411,296
Orkla ASA		214,158	2,185,832
Schibsted ASA:
(A Shares)		24,735	1,246,259
(B Shares)		25,240	1,106,752
Telenor ASA		196,478	3,503,984
Yara International ASA		50,444	2,634,311

TOTAL NORWAY			30,227,923

Pakistan - 0.0%
Habib Bank Ltd.		236,244	192,213
MCB Bank Ltd.		96,890	102,427
Oil & Gas Development Co. Ltd.		265,960	158,605

TOTAL PAKISTAN			453,245

Papua New Guinea - 0.0%
Oil Search Ltd. ADR		581,520	1,702,301
Peru - 0.0%
Compania de Minas Buenaventura SA sponsored ADR (b)		64,286	624,860
Philippines - 0.2%
Aboitiz Equity Ventures, Inc.		501,450	368,446
Aboitiz Power Corp.		376,200	179,087
Altus Property Ventures, Inc. (b)		7	3
Ayala Corp.		83,780	1,284,921
Ayala Land, Inc.		2,271,800	1,514,063
Bank of the Philippine Islands (BPI)		528,696	906,055
BDO Unibank, Inc.		583,474	1,245,083
DMCI Holdings, Inc.		4	0
Globe Telecom, Inc.		8,285	314,321
GT Capital Holdings, Inc.		26,381	286,661
International Container Terminal Services, Inc.		307,360	826,370
JG Summit Holdings, Inc.		855,376	933,894
Jollibee Food Corp.		117,390	427,624
Manila Electric Co.		54,280	306,480
Megaworld Corp.		2,862,400	186,620
Metro Pacific Investments Corp.		3,853,200	322,994
Metropolitan Bank & Trust Co.		684,971	623,796
PLDT, Inc.		23,185	609,899
PUREGOLD Price Club, Inc.		262,300	202,500
SM Investments Corp.		68,063	1,353,794
SM Prime Holdings, Inc.		2,818,300	2,009,530
Universal Robina Corp.		293,440	831,459

TOTAL PHILIPPINES			14,733,600

Poland - 0.2%
Allegro.eu SA (b)(d)		106,988	1,640,283
Bank Polska Kasa Opieki SA (b)		54,929	1,159,358
CD Projekt RED SA		18,285	837,098
Cyfrowy Polsat SA		72,193	561,979
Dino Polska SA (b)(d)		13,708	889,961
KGHM Polska Miedz SA (Bearer) (b)		41,970	2,153,727
LPP SA (b)		377	974,263
Orange Polska SA (b)		162,069	291,256
PGE Polska Grupa Energetyczna SA (b)		215,985	575,246
Polish Oil & Gas Co. SA		503,468	873,588
Polski Koncern Naftowy Orlen SA		85,505	1,504,376
Powszechna Kasa Oszczednosci Bank SA (b)		244,211	2,271,326
Powszechny Zaklad Ubezpieczen SA (b)		172,961	1,490,068
Santander Bank Polska SA (b)		9,155	541,739

TOTAL POLAND			15,764,268

Portugal - 0.1%
Banco Espirito Santo SA (Reg.) (b)(c)		82,039	1
Energias de Portugal SA		760,874	4,228,024
Galp Energia SGPS SA Class B		138,021	1,589,285
Jeronimo Martins SGPS SA		68,960	1,259,360

TOTAL PORTUGAL			7,076,670

Qatar - 0.2%
Barwa Real Estate Co.		484,295	430,558
Industries Qatar QSC (b)		558,548	2,067,901
Masraf al Rayan		1,142,969	1,402,578
Mesaieed Petrochemical Holding Co. (b)		1,304,002	691,218
Ooredoo QSC (b)		213,843	417,584
Qatar Electricity & Water Co. (b)		135,772	641,384
Qatar Fuel Co.		155,570	777,636
Qatar Gas Transport Co. Ltd. (Nakilat) (b)		767,187	665,837
Qatar International Islamic Bank QSC (b)		249,606	634,127
Qatar Islamic Bank (b)		355,796	1,700,316
Qatar National Bank SAQ (b)		1,335,706	6,566,640
The Commercial Bank of Qatar (b)		670,560	994,514

TOTAL QATAR			16,990,293

Russia - 0.7%
Alrosa Co. Ltd.		769,661	1,112,315
Gazprom OAO		2,876,502	8,770,080
Gazprom OAO sponsored ADR (Reg. S)		266,976	1,616,807
Inter Rao Ues JSC		9,374,000	611,555
Lukoil PJSC		117,256	9,042,146
Lukoil PJSC sponsored ADR		3,670	281,416
Magnit OJSC GDR (Reg. S)		101,954	1,436,022
MMC Norilsk Nickel PJSC		15,579	5,314,943
MMC Norilsk Nickel PJSC sponsored ADR		27,948	948,276
Mobile TeleSystems OJSC sponsored ADR		116,615	987,729
Moscow Exchange MICEX-RTS OAO		404,815	952,512
NOVATEK OAO GDR (Reg. S)		26,462	4,764,483
Novolipetsk Steel OJSC		343,330	1,212,674
PhosAgro OJSC GDR (Reg. S)		34,475	633,306
Polyus PJSC		9,304	1,715,934
Rosneft Oil Co. OJSC		263,193	1,839,193
Rosneft Oil Co. OJSC GDR (Reg. S)		56,929	393,607
Sberbank of Russia		3,116,356	12,311,896
Severstal PAO		50,030	1,180,244
Severstal PAO GDR (Reg. S)		9,813	230,998
Surgutneftegas OJSC		1,105,600	500,705
Surgutneftegas OJSC sponsored ADR		71,885	322,045
Tatneft PAO		384,351	2,592,066
Tatneft PAO sponsored ADR		5,142	207,017
VTB Bank OJSC		833,820,334	570,090

TOTAL RUSSIA			59,548,059

Saudi Arabia - 0.8%
Abdullah Al Othaim Markets Co.		17,517	627,776
Advanced Polypropylene Co.		26,841	581,166
Al Rajhi Bank		358,533	9,455,206
Alinma Bank		287,211	1,519,457
Almarai Co. Ltd.		63,497	910,922
Arab National Bank		185,599	1,126,402
Bank Al-Jazira		104,626	533,425
Bank Albilad		107,876	1,077,264
Banque Saudi Fransi		174,466	1,814,350
Bupa Arabia for Cooperative Insurance Co. (b)		15,181	467,955
Dar Al Arkan Real Estate Development Co. (b)		140,582	388,360
Dr Sulaiman Al Habib Medical Services Group Co.		17,279	696,652
Emaar The Economic City (b)		105,641	301,976
Etihad Etisalat Co. (b)		100,915	832,841
Jarir Marketing Co.		15,287	811,187
Mobile Telecommunications Co. Saudi Arabia (b)		114,056	460,458
National Industrialization Co. (b)		83,373	426,847
Rabigh Refining & Petrochemical Co. (b)		60,654	331,881
Riyad Bank		403,583	2,867,977
Sabic Agriculture-Nutrients Co.		59,595	1,668,571
Sahara International Petrochemical Co.		92,660	672,058
Saudi Airlines Catering Co.		10,126	206,019
Saudi Arabian Mining Co. (b)		121,363	1,854,328
Saudi Arabian Oil Co.		635,746	6,001,122
Saudi Basic Industries Corp.		264,454	8,744,146
Saudi Cement Co.		19,230	331,764
Saudi Electricity Co.		236,203	1,637,587
Saudi Industrial Investment Group		59,274	561,097
Saudi Kayan Petrochemical Co. (b)		213,829	1,037,728
Saudi Telecom Co.		178,184	6,034,176
The Co. for Cooperative Insurance		15,525	321,247
The Saudi British Bank		235,123	1,927,906
The Saudi National Bank		634,503	9,610,093
The Savola Group		67,055	714,321
Yanbu National Petrochemical Co.		73,247	1,427,752

TOTAL SAUDI ARABIA			67,982,017

Singapore - 0.7%
Ascendas Real Estate Investment Trust		945,354	2,209,319
BOC Aviation Ltd. Class A (d)		52,900	477,396
CapitaLand Ltd.		774,171	2,164,130
CapitaMall Trust		1,345,595	2,173,984
City Developments Ltd.		115,352	683,921
DBS Group Holdings Ltd.		521,601	11,723,529
Genting Singapore Ltd.		1,819,213	1,182,506
Keppel Corp. Ltd.		418,320	1,703,772
Mapletree Commercial Trust		678,743	1,117,000
Mapletree Logistics Trust (REIT)		922,114	1,378,927
Oversea-Chinese Banking Corp. Ltd.		975,845	8,946,315
Singapore Airlines Ltd. (b)		350,868	1,329,761
Singapore Exchange Ltd.		238,917	1,876,147
Singapore Technologies Engineering Ltd.		402,524	1,167,569
Singapore Telecommunications Ltd.		2,402,769	4,513,938
Suntec (REIT)		669,667	769,935
United Overseas Bank Ltd.		342,309	6,839,749
UOL Group Ltd.		118,015	682,860
Venture Corp. Ltd.		89,669	1,357,753
Wilmar International Ltd.		560,993	2,200,551

TOTAL SINGAPORE			54,499,062

South Africa - 1.1%
Absa Group Ltd.		197,676	1,669,052
African Rainbow Minerals Ltd.		33,417	624,698
Anglo American Platinum Ltd.		15,313	2,095,745
AngloGold Ashanti Ltd.		121,629	2,508,872
Aspen Pharmacare Holdings Ltd. (b)		113,716	1,266,343
Bidcorp Ltd.		99,097	1,953,719
Bidvest Group Ltd.		86,059	993,899
Capitec Bank Holdings Ltd.		19,061	1,953,613
Clicks Group Ltd.		73,676	1,230,431
Discovery Ltd. (b)		117,857	1,072,720
Exxaro Resources Ltd.		72,675	764,209
FirstRand Ltd.		1,371,877	4,828,175
Gold Fields Ltd.		257,715	2,418,372
Growthpoint Properties Ltd.		900,086	901,172
Harmony Gold Mining Co. Ltd.		161,306	726,994
Impala Platinum Holdings Ltd.		226,610	4,234,444
Kumba Iron Ore Ltd.		16,410	744,920
Mr Price Group Ltd.		76,421	958,312
MTN Group Ltd.		490,542	3,099,015
MultiChoice Group Ltd.		112,043	964,099
Naspers Ltd. Class N		126,021	28,679,860
Nedbank Group Ltd.		110,626	1,127,886
Northam Platinum Ltd. (b)		100,398	1,730,632
Old Mutual Ltd.		1,326,587	1,157,133
Rand Merchant Insurance Holdings Ltd.		193,033	392,388
Remgro Ltd.		133,955	1,015,850
Sanlam Ltd.		490,632	1,895,205
Sasol Ltd. (b)		158,884	2,672,906
Shoprite Holdings Ltd.		148,622	1,481,762
Sibanye Stillwater Ltd.		807,807	3,758,241
Spar Group Ltd.		59,931	758,141
Standard Bank Group Ltd.		374,224	3,045,142
Tiger Brands Ltd.		40,906	550,020
Vodacom Group Ltd.		188,782	1,636,653
Woolworths Holdings Ltd. (b)		294,152	997,105

TOTAL SOUTH AFRICA			85,907,728

Spain - 1.5%
ACS Actividades de Construccion y Servicios SA		66,634	2,173,404
Aena Sme SA (b)(d)		19,150	3,331,441
Amadeus IT Holding SA Class A (b)		130,827	8,909,069
Banco Bilbao Vizcaya Argentaria SA		1,937,607	10,879,874
Banco Santander SA (Spain)		5,030,837	19,445,361
CaixaBank SA		1,303,864	4,171,016
Cellnex Telecom SA (d)		128,381	7,260,439
Enagas SA		72,030	1,569,157
Endesa SA		93,918	2,468,276
Ferrovial SA		143,610	4,081,567
Grifols SA		85,451	2,316,640
Iberdrola SA		1,773,763	23,970,561
Industria de Diseno Textil SA		316,450	11,268,989
Naturgy Energy Group SA		84,555	2,168,328
Red Electrica Corporacion SA		122,831	2,255,714
Repsol SA		438,679	5,236,201
Siemens Gamesa Renewable Energy SA		70,707	2,558,725
Telefonica SA		1,476,908	6,844,466

TOTAL SPAIN			120,909,228

Sweden - 2.0%
Alfa Laval AB		92,491	3,129,085
ASSA ABLOY AB (B Shares)		290,953	8,293,254
Atlas Copco AB:
(A Shares)		200,373	12,142,312
(B Shares)		105,717	5,488,435
Boliden AB (a)		81,454	3,173,276
Electrolux AB (B Shares)		63,817	1,791,132
Epiroc AB:
(A Shares)		184,565	4,000,647
(B Shares)		119,222	2,339,219
EQT AB		69,565	2,352,648
Ericsson (B Shares)		850,301	11,678,151
Essity AB (B Shares)		177,629	5,797,484
Evolution Gaming Group AB (d)		46,392	9,162,715
Fastighets AB Balder (b)		28,030	1,614,807
H&M Hennes & Mauritz AB (B Shares)		233,450	5,757,967
Hexagon AB (B Shares)		81,115	7,736,326
Husqvarna AB (B Shares)		117,335	1,633,435
ICA Gruppen AB (a)		31,283	1,441,179
Industrivarden AB:
(A Shares)		33,172	1,272,719
(C Shares)		40,299	1,454,764
Investor AB (B Shares)		127,235	10,804,879
Kinnevik AB (B Shares)		69,434	3,838,512
L E Lundbergforetagen AB		21,142	1,208,250
Latour Investment AB (B Shares)		41,470	1,268,757
Lundin Petroleum AB		55,275	1,770,774
Nibe Industrier AB (B Shares)		87,918	3,217,392
Sandvik AB		327,303	8,092,152
Securitas AB (B Shares)		90,473	1,543,766
Skandinaviska Enskilda Banken AB (A Shares)		466,401	5,985,963
Skanska AB (B Shares)		95,313	2,585,049
SKF AB (B Shares)		111,366	2,875,727
Svenska Cellulosa AB SCA (B Shares)		178,846	3,137,260
Svenska Handelsbanken AB (A Shares)		445,985	5,164,625
Swedbank AB (A Shares)		261,942	4,602,330
Swedish Match Co. AB		47,499	3,896,180
Tele2 AB (B Shares)		141,074	1,822,261
Telia Co. AB		713,274	2,952,333
Volvo AB (B Shares)		412,808	10,086,685

TOTAL SWEDEN			165,112,450

Switzerland - 5.6%
ABB Ltd. (Reg.)		537,845	17,470,374
Adecco SA (Reg.)		46,493	3,148,237
Alcon, Inc. (Switzerland)		143,718	10,779,834
Baloise Holdings AG		14,091	2,382,316
Banque Cantonale Vaudoise		8,605	877,225
Barry Callebaut AG		1,032	2,278,141
Clariant AG (Reg.)		58,075	1,215,553
Coca-Cola HBC AG		56,657	1,957,719
Compagnie Financiere Richemont SA Series A		151,369	15,534,512
Credit Suisse Group AG		713,372	7,456,720
Credit Suisse Group AG rights 5/6/21 (b)(c)		713,372	8
Ems-Chemie Holding AG		2,298	2,145,136
Geberit AG (Reg.)		10,863	7,141,687
Givaudan SA		2,675	11,200,876
Julius Baer Group Ltd.		65,914	4,148,459
Kuehne & Nagel International AG		15,325	4,581,139
LafargeHolcim Ltd. (Reg.)		152,429	9,396,937
Lindt & Spruengli AG		28	2,765,508
Lindt & Spruengli AG (participation certificate)		314	2,912,215
Logitech International SA (Reg.)		48,074	5,390,394
Lonza Group AG		21,629	13,749,867
Nestle SA (Reg. S)		832,236	99,311,307
Novartis AG		643,050	54,875,569
Partners Group Holding AG		5,474	7,792,171
Roche Holding AG:
(Bearer)		6,879	2,389,290
(participation certificate)		206,215	67,258,228
Schindler Holding AG:
(participation certificate)		11,787	3,353,148
(Reg.)		5,989	1,665,706
SGS SA (Reg.)		1,785	5,277,306
Siemens Energy AG (b)		118,119	3,947,838
Sika AG		41,035	12,239,731
Sonova Holding AG Class B		16,205	4,792,741
Straumann Holding AG		3,060	4,370,950
Swatch Group AG (Bearer)		7,509	2,298,950
Swatch Group AG (Bearer) (Reg.)		21,149	1,267,898
Swiss Life Holding AG		8,963	4,366,426
Swiss Prime Site AG		21,181	2,058,378
Swiss Re Ltd.		83,140	7,727,263
Swisscom AG		7,547	4,093,106
Temenos Group AG		19,437	2,854,094
UBS Group AG		1,065,273	16,243,007
Vifor Pharma AG		12,969	1,868,132
Zurich Insurance Group Ltd.		43,555	17,868,812

TOTAL SWITZERLAND			454,452,908

Taiwan - 4.2%
Accton Technology Corp.		154,000	1,752,442
Acer, Inc.		857,288	1,052,245
Advantech Co. Ltd.		109,937	1,400,521
ASE Technology Holding Co. Ltd.		951,840	3,975,783
Asia Cement Corp.		629,466	1,125,132
ASMedia Technology, Inc.		7,000	295,581
ASUSTeK Computer, Inc.		210,000	2,825,550
AU Optronics Corp. (b)		2,568,000	3,004,945
Catcher Technology Co. Ltd.		198,000	1,399,356
Cathay Financial Holding Co. Ltd.		2,298,879	4,302,429
Chang Hwa Commercial Bank		1,548,430	991,837
Cheng Shin Rubber Industry Co. Ltd.		586,899	1,136,205
Chicony Electronics Co. Ltd.		214,493	648,583
China Airlines Ltd. (b)		490	372
China Development Finance Holding Corp.		3,639,800	1,699,746
China Life Insurance Co. Ltd.		589,491	559,009
China Steel Corp.		3,489,426	4,907,298
Chunghwa Telecom Co. Ltd.		1,091,000	4,445,364
Compal Electronics, Inc.		1,332,000	1,191,626
CTBC Financial Holding Co. Ltd.		5,086,579	4,150,081
Delta Electronics, Inc.		566,621	6,133,579
E.SUN Financial Holdings Co. Ltd.		3,271,246	3,154,771
ECLAT Textile Co. Ltd.		58,941	1,130,520
Evergreen Marine Corp. (Taiwan) (b)		684,120	1,933,995
Far Eastern Textile Ltd.		878,664	1,045,467
Far EasTone Telecommunications Co. Ltd.		407,000	948,137
Feng Tay Enterprise Co. Ltd.		124,254	922,623
First Financial Holding Co. Ltd.		2,876,016	2,356,800
Formosa Chemicals & Fibre Corp.		1,037,590	3,375,091
Formosa Petrochemical Corp.		324,000	1,200,000
Formosa Plastics Corp.		1,121,480	4,253,959
Foxconn Technology Co. Ltd.		279,535	690,210
Fubon Financial Holding Co. Ltd.		1,944,398	4,467,001
Giant Manufacturing Co. Ltd.		93,000	1,184,756
GlobalWafers Co. Ltd.		64,000	1,978,744
Highwealth Construction Corp.		195,228	316,123
HIWIN Technologies Corp.		75,057	1,141,500
Hon Hai Precision Industry Co. Ltd. (Foxconn)		3,623,990	15,043,222
Hotai Motor Co. Ltd.		89,000	1,923,636
Hua Nan Financial Holdings Co. Ltd.		2,325,871	1,581,376
Innolux Corp.		2,306,427	2,484,289
Inventec Corp.		756,280	734,765
Largan Precision Co. Ltd.		30,000	3,338,701
Lite-On Technology Corp.		642,910	1,470,100
MediaTek, Inc.		437,970	18,571,997
Mega Financial Holding Co. Ltd.		3,133,246	3,660,779
Micro-Star International Co. Ltd.		197,000	1,300,644
Nan Ya Plastics Corp.		1,508,780	4,762,011
Nan Ya Printed Circuit Board Corp.		68,000	775,022
Nanya Technology Corp.		351,000	1,150,531
Nien Made Enterprise Co. Ltd.		41,000	663,160
Novatek Microelectronics Corp.		170,000	3,796,028
Oneness Biotech Co. Ltd. (b)		50,000	422,258
Pegatron Corp.		564,000	1,485,432
Phison Electronics Corp.		47,000	1,015,853
Pou Chen Corp.		738,000	940,161
Powertech Technology, Inc.		227,000	905,726
President Chain Store Corp.		176,000	1,706,781
Quanta Computer, Inc.		868,000	3,056,404
Realtek Semiconductor Corp.		141,090	2,685,986
Ruentex Development Co. Ltd.		200,541	381,060
Shin Kong Financial Holding Co. Ltd.		3,219,180	1,163,490
Sinopac Holdings Co.		2,867,314	1,364,655
Synnex Technology International Corp.		416,500	830,168
Taishin Financial Holdings Co. Ltd.		2,751,209	1,388,157
Taiwan Business Bank		1,435,290	523,885
Taiwan Cement Corp.		1,443,058	2,690,403
Taiwan Cooperative Financial Holding Co. Ltd.		2,588,868	1,982,529
Taiwan High Speed Rail Corp.		491,000	552,584
Taiwan Mobile Co. Ltd.		463,600	1,658,973
Taiwan Semiconductor Manufacturing Co. Ltd.		6,839,000	143,964,898
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR		52,540	6,133,520
The Shanghai Commercial & Savings Bank Ltd.		953,616	1,482,720
Unified-President Enterprises Corp.		1,401,080	3,765,293
Unimicron Technology Corp.		339,000	1,395,062
United Microelectronics Corp.		3,431,000	6,840,226
Vanguard International Semiconductor Corp.		250,000	1,069,064
Walsin Technology Corp.		95,000	824,387
Win Semiconductors Corp.		97,000	1,272,160
Winbond Electronics Corp.		857,000	1,094,826
Wistron Corp.		863,666	1,010,624
Wiwynn Corp.		23,000	752,263
WPG Holding Co. Ltd.		414,320	763,553
Yageo Corp.		111,519	2,166,929
Yuanta Financial Holding Co. Ltd.		2,785,186	2,591,334

TOTAL TAIWAN			338,235,006

Thailand - 0.5%
Advanced Info Service PCL (For. Reg.)		294,400	1,616,128
Advanced Information Service PCL NVDR		53,300	292,594
Airports of Thailand PCL:
(depositary receipt)		183,400	365,034
(For. Reg.)		1,153,800	2,296,488
Asset World Corp. PCL		2,621,000	400,512
B. Grimm Power PCL (For. Reg.)		222,000	304,671
Bangkok Bank PCL:
(For. Reg.)		141,100	550,358
NVDR		56,100	218,817
Bangkok Commercial Asset Management PCL		497,800	329,203
Bangkok Dusit Medical Services PCL:
unit		308,800	215,119
(For. Reg.)		2,431,000	1,693,506
Bangkok Expressway and Metro PCL		2,031,800	521,811
Berli Jucker PCL (For. Reg)		308,300	351,353
BTS Group Holdings PCL (For. Reg.)		1,948,800	559,928
Bumrungrad Hospital PCL (For. Reg.)		119,900	515,782
Central Pattana PCL:
unit		70,000	117,416
(For. Reg.)		570,500	956,938
Central Retail Corp. PCL		745,166	837,265
Central Retail Corp. PCL unit		116,500	130,899
Charoen Pokphand Foods PCL (For. Reg.)		1,027,100	956,209
CP ALL PCL (For. Reg.)		1,472,900	2,955,257
Delta Electronics PCL (For. Reg.)		85,500	971,653
Electricity Generating PCL (For. Reg.)		73,900	418,727
Energy Absolute PCL (For. Reg.)		440,100	861,833
Global Power Synergy Public Co. Ltd.		237,800	555,376
Gulf Energy Development PCL:
unit		180,500	199,912
(For. Reg.)		731,100	809,726
Home Product Center PCL (For. Reg.)		1,519,467	687,784
Indorama Ventures PCL (For. Reg.)		547,200	843,197
Intouch Holdings PCL:
(For. Reg.)		583,300	1,193,752
NVDR		150,800	308,620
Kasikornbank PCL:
NVDR		38,000	161,027
(For. Reg.)		483,000	2,046,742
Krung Thai Bank PCL (For. Reg.)		921,755	334,377
Krungthai Card PCL (For. Reg.)		197,500	483,447
Land & House PCL (For. Reg.)		2,392,000	664,231
Minor International PCL:
warrants 9/30/21 (b)		36,068	776
warrants 7/31/23 (b)		38,830	12,465
(For. Reg.)		1,069,876	1,030,378
Muangthai Leasing PCL		182,509	374,978
Osotspa PCL		180,400	207,040
PTT Exploration and Production PCL (For. Reg.)		410,944	1,569,898
PTT Global Chemical PCL (For. Reg.)		637,839	1,387,274
PTT Oil & Retail Business PCL NVDR unit		1,561,500	1,528,917
PTT PCL:
(For. Reg.)		3,075,400	3,949,149
NVDR		261,900	336,308
Ratchaburi Electric Generating Holding PCL (For. Reg.)		151,100	244,961
Siam Cement PCL:
(For. Reg.)		203,500	3,018,202
NVDR unit		20,100	298,112
Siam Commercial Bank PCL:
unit		63,900	215,393
(For. Reg.)		209,900	707,528
Sri Trang Gloves Thailand PCL		216,600	307,690
Srisawad Corp. PCL:
warrants 8/29/25 (b)		7,244	4,721
(For. Reg.)		181,100	483,999
Thai Oil PCL (For. Reg.)		304,000	578,234
Thai Union Frozen Products PCL (For. Reg.)		828,700	401,713
Total Access Communication PCL:
(For. Reg.)		110,000	115,650
NVDR		146,000	153,499
True Corp. PCL (For. Reg.)		2,917,012	305,280

TOTAL THAILAND			43,957,857

Turkey - 0.1%
Akbank TAS		1,000,060	589,496
Aselsan A/S		172,938	313,341
Bim Birlesik Magazalar A/S JSC		143,013	1,122,856
Eregli Demir ve Celik Fabrikalari T.A.S.		365,858	841,424
Ford Otomotiv Sanayi A/S		17,735	376,604
Haci Omer Sabanci Holding A/S		222,116	217,052
Koc Holding A/S		188,125	416,074
Turk Hava Yollari AO (b)		153,517	226,787
Turk Sise ve Cam Fabrikalari A/S		358,403	325,122
Turkcell Iletisim Hizmet A/S		313,206	561,435
Turkiye Garanti Bankasi A/S		611,141	532,245
Turkiye Is Bankasi A/S Series C		370,295	217,827
Turkiye Petrol Rafinerileri A/S (b)		33,678	356,967
Yapi ve Kredi Bankasi A/S		742,449	188,331

TOTAL TURKEY			6,285,561

United Arab Emirates - 0.2%
Abu Dhabi Commercial Bank PJSC		842,111	1,437,468
Aldar Properties PJSC		1,095,346	1,046,694
Dubai Islamic Bank Pakistan Ltd.		463,466	561,486
Emaar Malls Group PJSC (b)		664,488	332,864
Emaar Properties PJSC (b)		884,121	897,805
Emirates NBD Bank PJSC		749,246	2,539,540
Emirates Telecommunications Corp.		485,580	2,799,936
First Abu Dhabi Bank PJSC		763,929	2,961,586

TOTAL UNITED ARAB EMIRATES			12,577,379

United Kingdom - 8.2%
3i Group PLC		286,194	5,067,082
Admiral Group PLC		55,965	2,418,419
Anglo American PLC (United Kingdom)		356,551	15,117,133
Antofagasta PLC		115,527	2,976,378
Ashtead Group PLC		129,663	8,328,596
Associated British Foods PLC		103,019	3,283,693
AstraZeneca PLC (United Kingdom)		380,455	40,497,138
Auto Trader Group PLC (b)(d)		284,255	2,237,825
Aveva Group PLC		32,604	1,566,966
Aviva PLC		1,132,619	6,261,506
BAE Systems PLC		931,463	6,506,488
Barclays PLC		5,025,497	12,166,581
Barratt Developments PLC		296,688	3,163,200
Berkeley Group Holdings PLC		35,172	2,247,532
BHP Group PLC		612,685	18,450,897
BP PLC		5,130,726	21,479,021
BP PLC sponsored ADR		129,888	3,267,982
British American Tobacco PLC (United Kingdom)		664,625	24,659,819
British Land Co. PLC		249,362	1,785,273
BT Group PLC (b)		2,594,167	5,909,621
Bunzl PLC		97,642	3,137,924
Burberry Group PLC (b)		118,577	3,375,109
Coca-Cola European Partners PLC		60,072	3,413,291
Compass Group PLC (b)		518,131	11,271,567
Croda International PLC		40,313	3,765,808
Diageo PLC		677,181	30,399,614
Direct Line Insurance Group PLC		380,596	1,498,549
Evraz PLC		152,466	1,352,658
Fresnillo PLC		52,625	598,574
GlaxoSmithKline PLC		1,454,023	26,870,005
Halma PLC		110,952	3,965,599
Hargreaves Lansdown PLC		97,975	2,326,627
Hikma Pharmaceuticals PLC		50,084	1,687,712
HSBC Holdings PLC (United Kingdom)		5,901,076	36,844,632
Imperial Brands PLC		275,569	5,737,162
Informa PLC (b)		436,172	3,386,554
InterContinental Hotel Group PLC (b)		49,174	3,494,456
Intertek Group PLC		47,761	4,048,645
J Sainsbury PLC		537,703	1,765,148
JD Sports Fashion PLC (b)		146,921	1,863,482
Johnson Matthey PLC		55,121	2,474,058
Kingfisher PLC		609,740	3,010,082
Land Securities Group PLC		204,684	2,037,549
Legal & General Group PLC		1,736,897	6,534,172
Lloyds Banking Group PLC		20,510,263	12,861,575
London Stock Exchange Group PLC		92,014	9,403,619
M&G PLC		758,238	2,275,489
Melrose Industries PLC		1,428,008	3,212,633
Mondi PLC		105,887	2,873,522
Mondi PLC		35,535	967,022
National Grid PLC		1,012,059	12,757,567
NatWest Group PLC		1,401,225	3,804,528
Next PLC (b)		38,713	4,171,307
NMC Health PLC (b)		30,958	11,145
Ocado Group PLC (b)		141,340	4,093,294
Pearson PLC		212,394	2,436,599
Persimmon PLC		92,639	4,007,052
Phoenix Group Holdings PLC		158,981	1,561,955
Prudential PLC		756,262	16,013,306
Reckitt Benckiser Group PLC		206,296	18,368,115
RELX PLC:
rights (b)(e)		560,485	258,535
(London Stock Exchange)		560,485	14,548,416
Rentokil Initial PLC		542,280	3,747,575
Rio Tinto PLC		325,516	27,264,330
Rolls-Royce Holdings PLC		2,432,514	3,514,629
Royal Dutch Shell PLC:
Class A (United Kingdom)		1,187,299	22,340,544
Class B (United Kingdom)		1,075,336	19,241,709
RSA Insurance Group PLC		295,714	2,786,893
Sage Group PLC		316,278	2,786,757
Schroders PLC		37,326	1,859,891
Segro PLC		347,223	4,821,698
Severn Trent PLC		69,654	2,382,766
Smith & Nephew PLC		257,924	5,582,444
Smiths Group PLC		118,105	2,651,335
Spirax-Sarco Engineering PLC		21,492	3,506,872
SSE PLC		303,381	6,150,690
St. James's Place Capital PLC		158,409	2,978,564
Standard Chartered PLC (United Kingdom)		780,488	5,600,732
Standard Life PLC		636,508	2,439,362
Taylor Wimpey PLC		1,063,831	2,638,690
Tesco PLC		2,264,277	6,911,859
Unilever PLC		761,519	44,607,587
United Utilities Group PLC		197,643	2,643,632
Vodafone Group PLC		6,405,639	12,088,727
Vodafone Group PLC sponsored ADR		133,984	2,538,997
Whitbread PLC (b)		59,368	2,659,761
WM Morrison Supermarkets PLC		753,563	1,809,271

TOTAL UNITED KINGDOM			661,431,121

United States of America - 0.1%
DouYu International Holdings Ltd. ADR (b)		23,790	216,727
Li Auto, Inc. ADR (a)(b)		51,242	1,011,517
NICE Systems Ltd. sponsored ADR (b)		3,864	932,113
Southern Copper Corp.		26,701	1,853,316
Yum China Holdings, Inc.		116,842	7,351,699

TOTAL UNITED STATES OF AMERICA			11,365,372

TOTAL COMMON STOCKS
(Cost $6,245,768,811)			7,675,825,817

Nonconvertible Preferred Stocks - 1.0%
Brazil - 0.4%
Alpargatas SA (PN) (b)		43,700	319,622
Banco Bradesco SA (PN)		1,414,168	6,209,057
Bradespar SA (PN)		70,700	924,220
Centrais Eletricas Brasileiras SA (Electrobras) (PN-B)		42,607	290,058
Companhia Energetica de Minas Gerais (CEMIG) (PN)		256,541	653,626
Companhia Paranaense de Energia-COPEL (PN-B)		266,000	306,544
Gerdau SA		312,800	1,912,946
Itau Unibanco Holding SA		1,413,721	7,164,834
Itausa-Investimentos Itau SA (PN)		1,297,798	2,403,484
Lojas Americanas SA (PN)		275,612	1,058,397
Petroleo Brasileiro SA - Petrobras (PN) (non-vtg.)		1,400,800	6,091,051

TOTAL BRAZIL			27,333,839

Chile - 0.0%
Embotelladora Andina SA Class B		92,928	221,621
Sociedad Quimica y Minera de Chile SA (PN-B) (b)		46,256	2,437,270

TOTAL CHILE			2,658,891

Colombia - 0.0%
Bancolombia SA (PN)		142,551	1,063,444
France - 0.0%
Air Liquide SA (b)		7,782	1,310,507
Germany - 0.4%
Bayerische Motoren Werke AG (BMW) (non-vtg.)		17,119	1,403,646
Fuchs Petrolub AG		20,591	1,097,660
Henkel AG & Co. KGaA		50,266	5,774,910
Porsche Automobil Holding SE (Germany)		44,388	4,679,229
Sartorius AG (non-vtg.)		10,372	5,850,801
Volkswagen AG		53,622	13,970,010

TOTAL GERMANY			32,776,256

Korea (South) - 0.2%
AMOREPACIFIC Corp.		1,018	81,019
Hyundai Motor Co.		7,220	687,601
Hyundai Motor Co. Series 2		12,473	1,182,296
LG Chemical Ltd.		2,277	907,110
LG Household & Health Care Ltd.		531	339,983
Samsung Electronics Co. Ltd.		230,167	15,086,777

TOTAL KOREA (SOUTH)			18,284,786

Russia - 0.0%
Surgutneftegas OJSC		2,052,133	1,169,081
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $71,763,456)			84,596,804
		Principal Amount(f)	Value

Nonconvertible Bonds - 0.0%
India - 0.0%
NTPC Ltd. 8.49% 3/25/25 (Cost $13,959)	INR	69,696	12,790

Government Obligations - 0.1%
United States of America - 0.1%
U.S. Treasury Bills, yield at date of purchase 0.02% 8/5/21 (Cost $4,999,773)(g)		5,000,000	4,999,766
		Shares	Value

Money Market Funds - 3.7%
Fidelity Cash Central Fund 0.04% (h)		275,524,280	275,579,385
Fidelity Securities Lending Cash Central Fund 0.04% (h)(i)		23,958,543	23,960,939
TOTAL MONEY MARKET FUNDS
(Cost $299,539,689)			299,540,324
TOTAL INVESTMENT IN SECURITIES - 99.6%
(Cost $6,622,085,688)			8,064,975,501
NET OTHER ASSETS (LIABILITIES) - 0.4%			30,642,826
NET ASSETS - 100%			$8,095,618,327
Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	1,887	June 2021	$213,136,650	$2,943,221	$2,943,221
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	1,577	June 2021	105,390,910	328,069	328,069
TME S&P/TSX 60 Index Contracts (Canada)	125	June 2021	23,093,195	236,027	236,027
TOTAL FUTURES CONTRACTS					$3,507,317

The notional amount of futures purchased as a percentage of Net Assets is 4.2%

Currency Abbreviations

INR – Indian rupee

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Level 3 security

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $219,410,392 or 2.7% of net assets.

 (e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (f) Amount is stated in United States dollars unless otherwise noted.

 (g) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $4,999,766.

 (h) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (i) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$77,448
Fidelity Securities Lending Cash Central Fund	143,789
Total	$221,237

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$547,023,626	$259,145,497	$287,878,129	$--
Consumer Discretionary	1,052,890,148	778,417,307	273,609,771	863,070
Consumer Staples	653,507,566	359,047,156	294,460,409	1
Energy	339,094,520	203,042,715	136,051,805	--
Financials	1,464,475,066	1,082,103,883	382,047,752	323,431
Health Care	694,315,283	340,627,537	353,687,746	--
Industrials	900,979,164	644,717,792	253,159,618	3,101,754
Information Technology	1,007,920,120	625,501,431	382,417,391	1,298
Materials	657,471,130	501,525,841	155,945,289	--
Real Estate	201,472,708	201,158,764	313,944	--
Utilities	241,273,290	167,366,651	73,906,638	1
Corporate Bonds	12,790	--	12,790	--
Government Obligations	4,999,766	--	4,999,766	--
Money Market Funds	299,540,324	299,540,324	--	--
Total Investments in Securities:	$8,064,975,501	$5,462,194,898	$2,598,491,048	$4,289,555
Derivative Instruments:
Assets
Futures Contracts	$3,507,317	$3,507,317	$--	$--
Total Assets	$3,507,317	$3,507,317	$--	$--
Total Derivative Instruments:	$3,507,317	$3,507,317	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of April 30, 2021. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$3,507,317	$0
Total Equity Risk	3,507,317	0
Total Value of Derivatives	$3,507,317	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

See accompanying notes which are an integral part of the financial statements.

Fidelity® Global ex U.S. Index Fund

Financial Statements

Statement of Assets and Liabilities

		April 30, 2021 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $22,668,518) — See accompanying schedule: Unaffiliated issuers (cost $6,322,545,999)	$7,765,435,177
Fidelity Central Funds (cost $299,539,689)	299,540,324
Total Investment in Securities (cost $6,622,085,688)		$8,064,975,501
Segregated cash with brokers for derivative instruments		18,033,557
Cash		72,710
Foreign currency held at value (cost $16,472,512)		16,477,025
Receivable for investments sold		16
Receivable for fund shares sold		10,610,750
Dividends receivable		30,985,839
Interest receivable		8
Distributions receivable from Fidelity Central Funds		57,019
Other receivables		18,613
Total assets		8,141,231,038
Liabilities
Payable for investments purchased
Regular delivery	$375,333
Delayed delivery	655,703
Payable for fund shares redeemed	10,675,071
Accrued management fee	367,403
Payable for daily variation margin on futures contracts	4,586,273
Other payables and accrued expenses	4,993,392
Collateral on securities loaned	23,959,536
Total liabilities		45,612,711
Net Assets		$8,095,618,327
Net Assets consist of:
Paid in capital		$6,817,266,244
Total accumulated earnings (loss)		1,278,352,083
Net Assets		$8,095,618,327
Net Asset Value, offering price and redemption price per share ($8,095,618,327 ÷ 521,978,218 shares)		$15.51

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended April 30, 2021 (Unaudited)
Investment Income
Dividends		$88,436,918
Interest		460
Income from Fidelity Central Funds (including $143,789 from security lending)		221,237
Income before foreign taxes withheld		88,658,615
Less foreign taxes withheld		(9,175,213)
Total income		79,483,402
Expenses
Management fee	$1,944,650
Independent trustees' fees and expenses	10,041
Total expenses		1,954,691
Net investment income (loss)		77,528,711
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(48,354,783)
Fidelity Central Funds	(666)
Foreign currency transactions	686,045
Futures contracts	41,369,499
Total net realized gain (loss)		(6,299,905)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers (net of increase in deferred foreign taxes of $4,333,702)	1,461,600,869
Fidelity Central Funds	1
Assets and liabilities in foreign currencies	179,663
Futures contracts	8,742,931
Total change in net unrealized appreciation (depreciation)		1,470,523,464
Net gain (loss)		1,464,223,559
Net increase (decrease) in net assets resulting from operations		$1,541,752,270

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended April 30, 2021 (Unaudited)	Year ended October 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$77,528,711	$129,074,970
Net realized gain (loss)	(6,299,905)	(106,842,831)
Change in net unrealized appreciation (depreciation)	1,470,523,464	(158,863,477)
Net increase (decrease) in net assets resulting from operations	1,541,752,270	(136,631,338)
Distributions to shareholders	(113,745,928)	(156,691,409)
Share transactions
Proceeds from sales of shares	1,841,227,253	2,375,625,558
Reinvestment of distributions	108,447,495	146,587,056
Cost of shares redeemed	(903,628,512)	(1,950,719,186)
Net increase (decrease) in net assets resulting from share transactions	1,046,046,236	571,493,428
Total increase (decrease) in net assets	2,474,052,578	278,170,681
Net Assets
Beginning of period	5,621,565,749	5,343,395,068
End of period	$8,095,618,327	$5,621,565,749
Other Information
Shares
Sold	123,103,265	194,724,987
Issued in reinvestment of distributions	7,610,351	11,328,212
Redeemed	(61,057,419)	(161,853,384)
Net increase (decrease)	69,656,197	44,199,815

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Global ex U.S. Index Fund

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$12.43	$13.09	$12.07	$13.50	$11.13	$11.33
Income from Investment Operations
Net investment income (loss)A	.16	.29	.41	.38	.33	.32
Net realized and unrealized gain (loss)	3.17	(.57)	.91	(1.50)	2.27	(.26)B
Total from investment operations	3.33	(.28)	1.32	(1.12)	2.60	.06
Distributions from net investment income	(.25)	(.38)	(.30)	(.28)	(.22)	(.26)
Distributions from net realized gain	–	–	–	(.03)	(.01)	–
Total distributions	(.25)	(.38)	(.30)	(.31)	(.23)	(.26)
Redemption fees added to paid in capitalA	–	–	–	–	–C	–C
Net asset value, end of period	$15.51	$12.43	$13.09	$12.07	$13.50	$11.13
Total ReturnD,E	26.96%	(2.25)%	11.28%	(8.47)%	23.83%	.68%
Ratios to Average Net AssetsF,G
Expenses before reductions	.06%H	.06%	.06%	.06%	.06%	.14%
Expenses net of fee waivers, if any	.06%H	.06%	.06%	.06%	.06%	.08%
Expenses net of all reductions	.05%H	.06%	.06%	.06%	.06%	.08%
Net investment income (loss)	2.18%H	2.37%	3.32%	2.91%	2.75%	2.99%
Supplemental Data
Net assets, end of period (000 omitted)	$8,095,618	$5,621,566	$5,343,395	$2,879,110	$952,883	$644,884
Portfolio turnover rateI	5%H,J	5%	5%J	19%J	9%	1%J

 A Calculated based on average shares outstanding during the period.

 B The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended April 30, 2021

1. Organization.

Fidelity Emerging Markets Index Fund and Fidelity Global ex U.S. Index Fund (the Funds) are funds of Fidelity Salem Street Trust (the Trust). Each Fund is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Investments in emerging markets, if applicable, can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005% to .01%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Each Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of each Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of each Fund's investments to the Fair Value Committee (the Committee) established by each Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, each Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees each Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing each Fund's investments and ratifies the fair value determinations of the Committee.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2021 is included at the end of each Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Funds represent a return of capital or capital gain. The Funds determine the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Fidelity Emerging Markets Index Fund and Fidelity Global ex U.S. Index Fund are subject to a tax imposed on capital gains by certain countries in which they invest. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on each applicable Fund's Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), market discount, market discount, partnerships, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Fidelity Emerging Markets Index Fund	$4,261,021,706	$1,541,569,030	$(306,077,092)	$1,235,491,938
Fidelity Global ex U.S. Index Fund	6,653,026,206	1,942,711,710	(527,255,098)	1,415,456,612

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

	No expiration
	Short-term	Long-term	Total capital loss carryforward
Fidelity Emerging Markets Index Fund	$(61,377,002)	$(164,378,631)	$(225,755,634)
Fidelity Global ex U.S. Index Fund	(27,609,151)	(168,912,242)	(196,521,393)

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Funds' investment objective allows the Funds to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Funds used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Funds may not achieve their objectives.

The Funds' use of derivatives increased or decreased their exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Funds will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Funds. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Funds used futures contracts to manage their exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Emerging Markets Index Fund	1,389,756,580	88,829,130
Fidelity Global ex U.S. Index Fund	1,064,513,106	172,002,918

Unaffiliated Exchanges In-Kind. During the period, Fidelity Global ex U.S. Index Fund received investments and cash valued at $26,142,058 in exchange for 1,703,066 shares of the Fund. The amount of in-kind exchanges is included in share transactions in the accompanying Statement of Changes in Net Assets.

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is based on an annual rate of .075% and .055% of average net assets for Fidelity Emerging Markets Index Fund and Fidelity Global ex U.S. Index Fund, respectively. The management fee is reduced by an amount equal to the fees and expenses paid by each Fund to the independent Trustees. Under the management contract, the investment adviser pays all other operating expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense.

Under the expense contract, the investment adviser pays all other operating expenses, except the compensation of the independent Trustees, as necessary so that the total expenses do not exceed .075%, and .055% of average net assets for Fidelity Emerging Markets Index Fund and Fidelity Global Ex-U.S. Index Fund, respectively. These expense contracts will remain in place through December 31, 2021.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Funds. Geode provides discretionary investment advisory services to the Funds and is paid by the investment adviser for providing these services.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.

8. Security Lending.

Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Emerging Markets Index Fund	$8,664	$51	$–
Fidelity Global ex U.S. Index Fund	$9,637	$8	$–

9. Expense Reductions.

Through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's expenses. All of the applicable expense reductions are noted in the table below.

Custodian credits
Fidelity Emerging Markets Index Fund	$9,203

10. Other.

Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

11. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Funds' performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2020 to April 30, 2021).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value November 1, 2020	Ending Account Value April 30, 2021	Expenses Paid During Period-B November 1, 2020 to April 30, 2021
Fidelity Emerging Markets Index Fund	.08%
Actual		$1,000.00	$1,221.90	$.44
Hypothetical-C		$1,000.00	$1,024.40	$.40
Fidelity Global ex U.S. Index Fund	.06%
Actual		$1,000.00	$1,269.60	$.34
Hypothetical-C		$1,000.00	$1,024.50	$.30

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Funds have adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage each Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. Each Fund’s Board of Trustees (the Board) has designated each Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2019 through November 30, 2020. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

EMX-I-GUX-I-SANN-0621
1.929371.109

Fidelity® SAI Emerging Markets Low Volatility Index Fund

Fidelity® SAI International Low Volatility Index Fund

Fidelity® SAI U.S. Low Volatility Index Fund

Offered exclusively to certain clients of the Adviser or its affiliates - not available for sale to the general public. Fidelity SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers LLC.

Semi-Annual Report

April 30, 2021

Contents

Note to Shareholders
Fidelity® SAI Emerging Markets Low Volatility Index Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity® SAI International Low Volatility Index Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity® SAI U.S. Low Volatility Index Fund
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.

The funds or securities referred to herein are not sponsored, endorsed, or promoted by MSCI, and MSCI bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. The prospectus contains a more detailed description of the limited relationship MSCI has with Fidelity and any related funds.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2021 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Funds nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, 2020 the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, global governments and central banks took unprecedented action to help support consumers, businesses, and the broader economies, and to limit disruption to financial systems.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Fidelity® SAI Emerging Markets Low Volatility Index Fund

Investment Summary (Unaudited)

Geographic Diversification (% of fund's net assets)

As of April 30, 2021
Taiwan	20.5%
Cayman Islands	15.3%
India	14.1%
China	9.5%
Korea (South)	9.4%
Saudi Arabia	5.4%
Malaysia	4.5%
United States of America*	2.6%
Thailand	2.5%
Other	16.2%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Asset Allocation as of April 30, 2021

% of fund's net assets
Stocks and Equity Futures	100.0

Top Ten Stocks as of April 30, 2021

% of fund's net assets
China Steel Corp. (Taiwan, Metals & Mining)	2.3
Li Ning Co. Ltd. (Cayman Islands, Textiles, Apparel & Luxury Goods)	1.8
Bank of Communications Co. Ltd. (H Shares) (China, Banks)	1.7
Bank of China Ltd. (H Shares) (China, Banks)	1.7
Quanta Computer, Inc. (Taiwan, Technology Hardware, Storage & Peripherals)	1.6
Saudi Telecom Co. (Saudi Arabia, Diversified Telecommunication Services)	1.6
Wipro Ltd. (India, IT Services)	1.6
United Microelectronics Corp. (Taiwan, Semiconductors & Semiconductor Equipment)	1.5
Emirates Telecommunications Corp. (United Arab Emirates, Diversified Telecommunication Services)	1.5
SK Telecom Co. Ltd. (Korea (South), Wireless Telecommunication Services)	1.5
16.8

Top Market Sectors as of April 30, 2021

% of fund's net assets
Financials	19.9
Information Technology	16.3
Consumer Discretionary	15.0
Communication Services	11.1
Consumer Staples	9.2
Health Care	8.4
Materials	6.2
Utilities	5.4
Industrials	4.0
Energy	3.2

Fidelity® SAI Emerging Markets Low Volatility Index Fund

Schedule of Investments April 30, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.9%
	Shares	Value
Bailiwick of Jersey - 0.6%
WNS Holdings Ltd. sponsored ADR (a)	129,337	$9,367,879
Bermuda - 1.2%
China Gas Holdings Ltd.	300,600	1,085,492
China Resource Gas Group Ltd.	2,434,000	13,207,570
Shenzhen International Holdings Ltd.	3,179,214	5,296,132

TOTAL BERMUDA		19,589,194

Brazil - 0.2%
Locaweb Servicos de Internet SA (b)	583,500	3,090,416
Cayman Islands - 15.3%
Anta Sports Products Ltd.	1,277,000	22,933,475
Hansoh Pharmaceutical Group Co. Ltd. (b)	3,028,000	13,078,356
Hengan International Group Co. Ltd.	1,995,000	12,931,447
JD.com, Inc. sponsored ADR (a)	225,881	17,474,154
Kingdee International Software Group Co. Ltd.	4,506,000	14,908,333
Li Ning Co. Ltd.	3,461,000	28,248,515
Shenzhou International Group Holdings Ltd.	1,059,500	23,307,936
Sino Biopharmaceutical Ltd.	14,324,000	15,434,570
TAL Education Group ADR (a)	288,345	16,421,248
Tencent Holdings Ltd.	238,700	19,041,586
Topsports International Holdings Ltd. (b)	2,998,000	4,052,525
Trip.com Group Ltd. ADR (a)	575,385	22,486,046
Want Want China Holdings Ltd.	17,729,000	12,849,830
ZTO Express, Inc. sponsored ADR	638,282	20,527,149

TOTAL CAYMAN ISLANDS		243,695,170

Chile - 0.7%
Banco de Chile	104,931,161	11,235,295
China - 9.5%
Bank of China Ltd. (H Shares)	66,785,000	26,566,979
Bank of Communications Co. Ltd. (H Shares)	41,526,000	26,569,370
CGN Power Co. Ltd. (H Shares) (b)	28,875,000	6,653,954
China Minsheng Banking Corp. Ltd. (H Shares)	16,561,500	8,507,017
China Railway Group Ltd. (H Shares)	11,007,000	5,696,391
Dongfeng Motor Group Co. Ltd. (H Shares)	6,982,000	6,067,201
PetroChina Co. Ltd. (H Shares)	59,992,000	21,856,697
Postal Savings Bank of China Co. Ltd. (H Shares) (b)	24,840,000	16,181,056
Shandong Weigao Medical Polymer Co. Ltd. (H Shares)	6,684,000	14,989,576
Sinopharm Group Co. Ltd. (H Shares)	1,979,200	6,140,610
TravelSky Technology Ltd. (H Shares)	2,413,000	5,299,576
Zhuzhou CRRC Times Electric Co. Ltd. (H Shares)	1,556,100	6,210,177

TOTAL CHINA		150,738,604

Greece - 0.1%
Jumbo SA	56,457	1,055,463
Hong Kong - 2.4%
China Resources Beer Holdings Co. Ltd.	1,560,000	12,602,105
China Resources Power Holdings Co. Ltd.	5,061,000	6,645,708
Far East Horizon Ltd.	5,983,500	6,855,672
Guangdong Investment Ltd.	8,178,000	12,591,662

TOTAL HONG KONG		38,695,147

India - 14.1%
Apollo Hospitals Enterprise Ltd. (a)	272,872	11,781,895
Cipla Ltd. (a)	1,051,181	12,922,053
Dr. Reddy's Laboratories Ltd.	310,354	21,604,422
HCL Technologies Ltd.	1,723,135	20,917,051
Hindustan Unilever Ltd.	740,445	23,534,163
Infosys Ltd.	1,285,496	23,367,746
Lupin Ltd. (a)	683,264	9,867,677
Pidilite Industries Ltd. (a)	338,892	8,309,501
Power Grid Corp. of India Ltd.	7,289,523	21,660,381
Sun Pharmaceutical Industries Ltd.	581,008	5,134,571
Tata Consultancy Services Ltd.	516,739	21,182,077
Tech Mahindra Ltd.	1,480,251	19,196,990
Wipro Ltd.	3,814,326	25,232,774

TOTAL INDIA		224,711,301

Indonesia - 2.3%
PT Bank Central Asia Tbk	8,548,900	18,953,169
PT Telekomunikasi Indonesia Tbk Series B	76,278,500	16,853,331

TOTAL INDONESIA		35,806,500

Korea (South) - 9.4%
Coway Co. Ltd.	157,262	9,408,044
Db Insurance Co. Ltd.	127,566	5,583,893
Hankook Tire Co. Ltd.	225,400	9,695,014
Hanon Systems	455,281	6,595,443
Hyundai Mobis	72,679	17,547,779
Kangwon Land, Inc.	322,376	7,293,444
Korea Electric Power Corp.	667,218	14,084,930
KT&G Corp.	316,018	23,285,656
Samsung Life Insurance Co. Ltd.	250,190	18,278,538
SK Holdings Co., Ltd.	45,301	11,180,631
SK Hynix, Inc.	28,515	3,263,870
SK Telecom Co. Ltd.	88,177	23,889,781

TOTAL KOREA (SOUTH)		150,107,023

Kuwait - 1.5%
Boubyan Bank KSC	1,810,964	3,935,572
National Bank of Kuwait	7,024,061	19,179,835

TOTAL KUWAIT		23,115,407

Malaysia - 4.5%
Dialog Group Bhd	9,322,300	6,919,739
DiGi.com Bhd	7,172,400	7,337,897
IHH Healthcare Bhd	7,472,500	9,816,152
Malayan Banking Bhd	3,613,005	7,260,415
Petronas Dagangan Bhd	972,400	4,786,616
Petronas Gas Bhd	1,301,000	5,000,059
PPB Group Bhd	1,535,200	6,934,733
Public Bank Bhd	22,403,500	22,701,630

TOTAL MALAYSIA		70,757,241

Mexico - 0.9%
Gruma S.A.B. de CV Series B	69,355	754,219
Grupo Aeroportuario del Sureste S.A.B. de CV Series B	480,980	8,134,895
Kimberly-Clark de Mexico SA de CV Series A	3,198,900	5,527,052

TOTAL MEXICO		14,416,166

Philippines - 1.7%
Bank of the Philippine Islands (BPI)	4,637,590	7,947,686
BDO Unibank, Inc.	4,993,470	10,655,630
Manila Electric Co.	789,270	4,456,439
SM Prime Holdings, Inc.	4,684,600	3,340,256

TOTAL PHILIPPINES		26,400,011

Qatar - 2.0%
Qatar Islamic Bank (a)	1,897,703	9,068,946
Qatar National Bank SAQ (a)	3,029,688	14,894,649
The Commercial Bank of Qatar (a)	5,640,789	8,365,905

TOTAL QATAR		32,329,500

Saudi Arabia - 5.4%
Advanced Polypropylene Co.	301,580	6,529,864
Almarai Co. Ltd.	554,690	7,957,528
Jarir Marketing Co.	167,077	8,865,747
Mouwasat Medical Services Co.	133,492	6,314,725
Sabic Agriculture-Nutrients Co.	328,974	9,210,781
Saudi Basic Industries Corp.	623,072	20,601,815
Saudi Telecom Co.	767,267	25,983,390

TOTAL SAUDI ARABIA		85,463,850

South Africa - 0.7%
Bidcorp Ltd.	587,182	11,576,423
Taiwan - 20.5%
ASUSTeK Computer, Inc.	1,204,000	16,199,821
Chang Hwa Commercial Bank	16,535,651	10,591,811
China Steel Corp.	25,689,000	36,127,304
Chunghwa Telecom Co. Ltd.	5,362,000	21,847,882
Compal Electronics, Inc.	6,491,000	5,806,942
Far EasTone Telecommunications Co. Ltd.	4,540,000	10,576,275
Formosa Petrochemical Corp.	4,788,000	17,733,333
Formosa Plastics Corp.	4,817,000	18,271,677
Inventec Corp.	9,078,000	8,819,742
Mega Financial Holding Co. Ltd.	12,608,000	14,730,764
Novatek Microelectronics Corp.	812,000	18,131,616
Pou Chen Corp.	7,203,000	9,176,125
President Chain Store Corp.	1,019,000	9,881,875
Quanta Computer, Inc.	7,406,000	26,078,025
Synnex Technology International Corp.	3,840,000	7,653,892
Taiwan Cooperative Financial Holding Co. Ltd.	19,029,349	14,572,484
Taiwan Mobile Co. Ltd.	4,689,000	16,779,388
The Shanghai Commercial & Savings Bank Ltd.	8,236,000	12,805,661
Unified-President Enterprises Corp.	6,802,000	18,279,843
United Microelectronics Corp.	12,180,000	24,282,703
WPG Holding Co. Ltd.	4,008,000	7,386,366

TOTAL TAIWAN		325,733,529

Thailand - 2.5%
Advanced Info Service PCL (For. Reg.)	1,502,300	8,246,976
Bangkok Bank PCL	2,000	7,801
Bangkok Bank PCL (For. Reg.)	1,232,900	4,808,904
Bangkok Dusit Medical Services PCL	597,400	416,166
Bangkok Dusit Medical Services PCL (For. Reg.)	11,012,300	7,671,490
BTS Group Holdings PCL (For. Reg.)	18,788,800	5,398,387
Kasikornbank PCL	143,800	609,361
Kasikornbank PCL (For. Reg.)	3,099,500	13,134,318

TOTAL THAILAND		40,293,403

United Arab Emirates - 1.9%
Abu Dhabi National Oil Co. for Distribution PJSC	865,938	1,067,939
Emirates Telecommunications Corp.	4,203,654	24,238,975
First Abu Dhabi Bank PJSC	1,062,634	4,119,600

TOTAL UNITED ARAB EMIRATES		29,426,514

United States of America - 1.5%
Yum China Holdings, Inc.	369,208	23,230,567
TOTAL COMMON STOCKS
(Cost $1,309,037,303)		1,570,834,603
	Principal Amount	Value

Government Obligations - 0.1%
United States of America - 0.1%
U.S. Treasury Bills, yield at date of purchase 0.09% 5/6/21 (Cost $1,999,976)(c)	2,000,000	1,999,999
	Shares	Value

Money Market Funds - 1.3%
Fidelity Cash Central Fund 0.04% (d)
(Cost $20,365,896)	20,361,824	20,365,896
TOTAL INVESTMENT IN SECURITIES - 100.3%
(Cost $1,331,403,175)		1,593,200,498
NET OTHER ASSETS (LIABILITIES) - (0.3)%		(4,209,419)
NET ASSETS - 100%		$1,588,991,079

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	270	June 2021	$18,044,100	$58,099	$58,099

The notional amount of futures purchased as a percentage of Net Assets is 1.1%

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $43,056,307 or 2.7% of net assets.

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,202,999.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$5,489
Fidelity Securities Lending Cash Central Fund	88
Total	$5,577

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$174,795,481	$93,162,901	$81,632,580	$--
Consumer Discretionary	234,926,665	211,618,729	23,307,936	--
Consumer Staples	146,114,874	146,114,874	--	--
Energy	51,296,385	51,296,385	--	--
Financials	318,121,961	318,121,961	--	--
Health Care	135,172,263	113,567,841	21,604,422	--
Industrials	62,443,762	62,443,762	--	--
Information Technology	260,185,819	187,302,596	72,883,223	--
Materials	99,050,942	99,050,942	--	--
Real Estate	3,340,256	3,340,256	--	--
Utilities	85,386,195	71,301,265	14,084,930	--
Government Obligations	1,999,999	--	1,999,999	--
Money Market Funds	20,365,896	20,365,896	--	--
Total Investments in Securities:	$1,593,200,498	$1,377,687,408	$215,513,090	$--
Derivative Instruments:
Assets
Futures Contracts	$58,099	$58,099	$--	$--
Total Assets	$58,099	$58,099	$--	$--
Total Derivative Instruments:	$58,099	$58,099	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of April 30, 2021. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$58,099	$0
Total Equity Risk	58,099	0
Total Value of Derivatives	$58,099	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

See accompanying notes which are an integral part of the financial statements.

Fidelity® SAI Emerging Markets Low Volatility Index Fund

Financial Statements

Statement of Assets and Liabilities

		April 30, 2021 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $1,311,037,279)	$1,572,834,602
Fidelity Central Funds (cost $20,365,896)	20,365,896
Total Investment in Securities (cost $1,331,403,175)		$1,593,200,498
Cash		4
Foreign currency held at value (cost $4,181,583)		4,173,822
Receivable for fund shares sold		477,434
Dividends receivable		1,548,868
Distributions receivable from Fidelity Central Funds		382
Prepaid expenses		330
Other receivables		2
Total assets		1,599,401,340
Liabilities
Payable for fund shares redeemed	$565,516
Accrued management fee	191,304
Payable for daily variation margin on futures contracts	316,156
Other payables and accrued expenses	9,337,285
Total liabilities		10,410,261
Net Assets		$1,588,991,079
Net Assets consist of:
Paid in capital		$1,368,693,220
Total accumulated earnings (loss)		220,297,859
Net Assets		$1,588,991,079
Net Asset Value, offering price and redemption price per share ($1,588,991,079 ÷ 140,405,433 shares)		$11.32

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended April 30, 2021 (Unaudited)
Investment Income
Dividends		$13,019,251
Interest		878
Income from Fidelity Central Funds (including $88 from security lending)		5,577
Income before foreign taxes withheld		13,025,706
Less foreign taxes withheld		(1,403,944)
Total income		11,621,762
Expenses
Management fee	$1,080,843
Custodian fees and expenses	500,303
Independent trustees' fees and expenses	2,057
Registration fees	59,222
Audit	27,857
Legal	1,573
Interest	3,754
Miscellaneous	2,501
Total expenses		1,678,110
Net investment income (loss)		9,943,652
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $895,214)	7,316,314
Fidelity Central Funds	(132)
Foreign currency transactions	(27,648)
Futures contracts	3,894,395
Total net realized gain (loss)		11,182,929
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers (net of increase in deferred foreign taxes of $3,527,608)	259,665,638
Assets and liabilities in foreign currencies	9,535
Futures contracts	(177,741)
Total change in net unrealized appreciation (depreciation)		259,497,432
Net gain (loss)		270,680,361
Net increase (decrease) in net assets resulting from operations		$280,624,013

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended April 30, 2021 (Unaudited)	Year ended October 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$9,943,652	$22,589,518
Net realized gain (loss)	11,182,929	(32,696,403)
Change in net unrealized appreciation (depreciation)	259,497,432	(10,848,265)
Net increase (decrease) in net assets resulting from operations	280,624,013	(20,955,150)
Distributions to shareholders	(24,528,630)	(12,652,850)
Share transactions
Proceeds from sales of shares	183,610,110	741,990,113
Reinvestment of distributions	24,269,809	12,534,179
Cost of shares redeemed	(134,389,688)	(105,595,880)
Net increase (decrease) in net assets resulting from share transactions	73,490,231	648,928,412
Total increase (decrease) in net assets	329,585,614	615,320,412
Net Assets
Beginning of period	1,259,405,465	644,085,053
End of period	$1,588,991,079	$1,259,405,465
Other Information
Shares
Sold	16,807,573	81,020,918
Issued in reinvestment of distributions	2,367,786	1,273,799
Redeemed	(12,613,248)	(12,170,642)
Net increase (decrease)	6,562,111	70,124,075

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity SAI Emerging Markets Low Volatility Index Fund

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$9.41	$10.11	$10.00
Income from Investment Operations
Net investment income (loss)B	.07	.24	.22
Net realized and unrealized gain (loss)	2.03	(.75)	(.11)
Total from investment operations	2.10	(.51)	.11
Distributions from net investment income	(.19)	(.19)	–
Total distributions	(.19)	(.19)	–
Net asset value, end of period	$11.32	$9.41	$10.11
Total ReturnC,D	22.49%	(5.10)%	1.10%
Ratios to Average Net AssetsE,F
Expenses before reductions	.23%G	.24%	.35%G
Expenses net of fee waivers, if any	.23%G	.24%	.26%G
Expenses net of all reductions	.23%G	.24%	.26%G
Net investment income (loss)	1.38%G	2.59%	2.90%G
Supplemental Data
Net assets, end of period (000 omitted)	$1,588,991	$1,259,405	$644,085
Portfolio turnover rateH	40%G	30%	75%

 A For the period January 30, 2019 (commencement of operations) to October 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity® SAI International Low Volatility Index Fund

Investment Summary (Unaudited)

Geographic Diversification (% of fund's net assets)

As of April 30, 2021
Japan	30.2%
Switzerland	14.2%
United Kingdom	13.0%
France	9.0%
Germany	8.4%
Hong Kong	6.8%
Netherlands	3.1%
Denmark	2.8%
Bermuda	2.2%
Other*	10.3%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Asset Allocation as of April 30, 2021

% of fund's net assets
Stocks and Equity Futures	100.0

Top Ten Stocks as of April 30, 2021

% of fund's net assets
Sanofi SA (France, Pharmaceuticals)	2.2
Diageo PLC (United Kingdom, Beverages)	2.1
L'Oreal SA (France, Personal Products)	2.1
Essilor International SA (France, Textiles, Apparel & Luxury Goods)	2.0
Deutsche Telekom AG (Germany, Diversified Telecommunication Services)	1.9
Novartis AG (Switzerland, Pharmaceuticals)	1.9
Nestle SA (Reg. S) (Switzerland, Food Products)	1.8
Roche Holding AG (participation certificate) (Switzerland, Pharmaceuticals)	1.8
National Grid PLC (United Kingdom, Multi-Utilities)	1.8
RELX PLC (London Stock Exchange) (United Kingdom, Professional Services)	1.8
19.4

Top Market Sectors as of April 30, 2021

% of fund's net assets
Industrials	15.4
Consumer Staples	15.4
Financials	13.5
Health Care	12.6
Communication Services	10.0
Utilities	8.9
Real Estate	8.1
Consumer Discretionary	7.6
Information Technology	4.3
Materials	3.7

Fidelity® SAI International Low Volatility Index Fund

Schedule of Investments April 30, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.2%
	Shares	Value
Australia - 1.5%
ASX Ltd.	317,867	$17,870,528
Sonic Healthcare Ltd.	2,104,023	58,155,528
Wesfarmers Ltd.	37,245	1,552,507

TOTAL AUSTRALIA		77,578,563

Belgium - 1.2%
Cofinimmo SA	41,983	6,435,443
Colruyt NV	281,752	16,709,864
Elia System Operator SA/NV	151,579	16,401,227
Warehouses de Pauw	590,437	20,812,886
Warehouses de Pauw rights 5/21/21 (a)(b)	590,437	567,882

TOTAL BELGIUM		60,927,302

Bermuda - 2.2%
CK Infrastructure Holdings Ltd.	2,747,000	16,833,343
Hiscox Ltd. (a)	1,524,151	17,092,021
Jardine Matheson Holdings Ltd.	1,177,576	79,180,210

TOTAL BERMUDA		113,105,574

Cayman Islands - 0.0%
China Huishan Dairy Holdings Co. Ltd. (c)	5,145,000	7
Denmark - 2.8%
Christian Hansen Holding A/S (a)	463,411	42,599,588
Coloplast A/S Series B	506,559	83,906,219
Tryg A/S	754,031	17,255,648

TOTAL DENMARK		143,761,455

Finland - 1.4%
Elisa Corp. (A Shares)	678,600	38,499,813
Kesko Oyj	1,230,710	37,493,599

TOTAL FINLAND		75,993,412

France - 9.0%
Essilor International SA	609,102	101,349,334
L'Oreal SA	272,101	111,417,311
Orange SA	7,064,077	87,970,520
Orpea (a)	247,482	31,851,147
Sanofi SA	1,082,736	113,516,616
Thales SA	218,078	22,227,983

TOTAL FRANCE		468,332,911

Germany - 8.4%
Beiersdorf AG	442,843	49,983,957
Deutsche Borse AG	452,402	77,940,913
Deutsche Telekom AG	5,110,330	98,348,578
Hannover Reuck SE	245,958	45,479,122
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	310,058	89,706,434
Symrise AG	579,714	74,853,628

TOTAL GERMANY		436,312,632

Hong Kong - 6.8%
CLP Holdings Ltd.	7,286,000	71,918,074
Hang Seng Bank Ltd.	3,158,500	62,009,108
Hong Kong & China Gas Co. Ltd.	47,781,586	76,643,975
Link (REIT)	6,985,757	66,055,660
MTR Corp. Ltd.	6,961,871	38,807,765
Power Assets Holdings Ltd.	6,155,000	37,836,085

TOTAL HONG KONG		353,270,667

Ireland - 0.3%
Kerry Group PLC Class A	128,837	16,697,604
Israel - 0.9%
Bank Hapoalim BM (Reg.) (a)	4,257,968	33,949,966
Mizrahi Tefahot Bank Ltd. (a)	529,031	14,901,823

TOTAL ISRAEL		48,851,789

Italy - 0.0%
Recordati SpA	8,495	468,169
Japan - 30.2%
Advance Residence Investment Corp.	6,241	19,901,075
Ajinomoto Co., Inc.	2,474,500	49,505,849
Ana Holdings, Inc. (a)	558,400	12,798,902
Asahi Group Holdings	1,136,830	47,484,939
Canon, Inc.	1,619,000	38,500,070
Central Japan Railway Co.	468,180	68,477,055
Chubu Electric Power Co., Inc.	3,244,700	39,204,194
Chugoku Electric Power Co., Inc.	1,465,410	16,358,315
Daito Trust Construction Co. Ltd.	310,600	33,023,808
Daiwa House REIT Investment Corp.	9,005	24,150,110
Fujifilm Holdings Corp.	1,424,510	92,373,523
Hankyu Hanshin Holdings, Inc.	1,145,740	36,063,186
Industrial & Infrastructure Fund Investment Corp.	9,327	16,906,201
Japan Prime Realty Investment Corp.	4,317	17,557,933
Japan Real Estate Investment Corp.	6,241	38,717,156
KDDI Corp.	505,400	15,277,968
Keihan Electric Railway Co., Ltd.	484,500	17,666,141
Kintetsu Group Holdings Co. Ltd.	859,100	30,774,787
Kyushu Railway Co.	708,800	15,902,439
McDonald's Holdings Co. (Japan) Ltd.	299,600	13,679,239
Nagoya Railroad Co. Ltd.	886,300	20,322,699
Nippon Building Fund, Inc.	7,448	48,930,954
Nippon Prologis REIT, Inc.	6,636	21,312,435
Nippon Telegraph & Telephone Corp.	3,377,896	85,166,506
NTT Data Corp.	2,704,300	42,015,751
Odakyu Electric Railway Co. Ltd.	1,447,910	39,148,816
Oriental Land Co. Ltd.	536,100	75,909,484
ORIX JREIT, Inc.	4,499	7,936,748
Osaka Gas Co. Ltd.	1,877,560	36,214,626
Otsuka Holdings Co. Ltd.	784,760	30,165,402
Secom Co. Ltd.	895,270	74,347,795
Sekisui House Ltd.	999,500	20,202,173
Seven & i Holdings Co. Ltd.	2,056,800	88,433,555
SHIMANO, Inc.	344,500	78,914,425
SoftBank Corp.	6,173,600	79,620,178
Sohgo Security Services Co., Ltd.	386,000	16,917,742
Suntory Beverage & Food Ltd.	153,300	5,175,926
Suzuken Co. Ltd.	358,600	12,911,437
Tobu Railway Co. Ltd.	945,400	24,307,567
Tohoku Electric Power Co., Inc.	2,266,000	19,966,676
Tokyo Gas Co. Ltd.	1,734,400	35,119,656
Toyo Suisan Kaisha Ltd.	459,680	18,737,985
Trend Micro, Inc.	633,400	30,137,067
Yamada Holdings Co. Ltd.	3,527,800	17,559,916

TOTAL JAPAN		1,573,798,409

Netherlands - 3.1%
Koninklijke Ahold Delhaize NV	2,660,264	71,592,811
Wolters Kluwer NV	983,893	89,023,952
Wolters Kluwer NV rights (a)(b)	983,893	1,052,768

TOTAL NETHERLANDS		161,669,531

Singapore - 1.8%
Ascendas Real Estate Investment Trust	1,975,365	4,616,483
CapitaMall Trust	14,104,300	22,787,334
Singapore Airlines Ltd. (a)	3,843,800	14,567,684
Singapore Exchange Ltd.	3,713,100	29,157,915
Singapore Telecommunications Ltd.	13,270,450	24,930,396

TOTAL SINGAPORE		96,059,812

Spain - 0.7%
Grifols SA	1,324,878	35,918,420
Sweden - 1.7%
ICA Gruppen AB (d)	96,118	4,428,067
Svenska Handelsbanken AB (A Shares)	7,106,665	82,297,070

TOTAL SWEDEN		86,725,137

Switzerland - 14.2%
Allreal Holding AG	63,936	12,937,720
Baloise Holdings AG	108,215	18,295,534
Banque Cantonale Vaudoise	127,968	13,045,520
Galenica Sante Ltd. (e)	225,297	15,245,940
Givaudan SA	19,225	80,499,754
Helvetia Holding AG (Reg.)	157,695	18,959,662
Lindt & Spruengli AG	385	38,025,732
Nestle SA (Reg. S)	806,210	96,205,607
Novartis AG	1,133,107	96,695,266
PSP Swiss Property AG	190,144	23,443,980
Roche Holding AG (participation certificate)	293,981	95,883,622
SGS SA (Reg.)	19,842	58,662,360
Swiss Prime Site AG	342,316	33,266,406
Swiss Re Ltd.	800,071	74,360,828
Swisscom AG	114,374	62,030,596

TOTAL SWITZERLAND		737,558,527

United Kingdom - 13.0%
Admiral Group PLC	1,163,080	50,260,239
Bunzl PLC	1,518,454	48,798,607
Compass Group PLC (a)	3,786,997	82,383,392
Diageo PLC	2,487,142	111,651,326
Direct Line Insurance Group PLC	6,148,579	24,209,252
GlaxoSmithKline PLC	277,073	5,120,244
Halma PLC	635,659	22,719,453
National Grid PLC	7,514,332	94,722,338
Pearson PLC	2,708,431	31,071,306
RELX PLC:
rights (a)(b)	3,600,759	1,660,925
(London Stock Exchange)	3,600,759	93,464,306
Smith & Nephew PLC	3,593,579	77,778,546
Unilever PLC	613,994	35,965,998

TOTAL UNITED KINGDOM		679,805,932

TOTAL COMMON STOCKS
(Cost $4,693,489,703)		5,166,835,853
	Principal Amount	Value

Government Obligations - 0.1%
United States of America - 0.1%
U.S. Treasury Bills, yield at date of purchase 0.09% 5/6/21 (Cost $2,999,964)(f)	3,000,000	2,999,999
	Shares	Value

Money Market Funds - 0.1%
Fidelity Cash Central Fund 0.04% (g)	2,039,121	2,039,529
Fidelity Securities Lending Cash Central Fund 0.04% (g)(h)	2,301,520	2,301,750
TOTAL MONEY MARKET FUNDS
(Cost $4,341,279)		4,341,279
TOTAL INVESTMENT IN SECURITIES - 99.4%
(Cost $4,700,830,946)		5,174,177,131
NET OTHER ASSETS (LIABILITIES) - 0.6%		32,414,443
NET ASSETS - 100%		$5,206,591,574

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	355	June 2021	$40,097,250	$1,087,306	$1,087,306

The notional amount of futures purchased as a percentage of Net Assets is 0.8%

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (c) Level 3 security

 (d) Security or a portion of the security is on loan at period end.

 (e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $15,245,940 or 0.3% of net assets.

 (f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $2,901,999.

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (h) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$11,888
Fidelity Securities Lending Cash Central Fund	151,094
Total	$162,982

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$522,915,861	$205,080,983	$317,834,878	$--
Consumer Discretionary	391,550,470	309,167,078	82,383,392	--
Consumer Staples	799,510,137	322,693,120	476,817,010	7
Financials	686,791,583	604,494,513	82,297,070	--
Health Care	657,616,556	184,716,043	472,900,513	--
Industrials	804,173,689	786,892,312	17,281,377	--
Information Technology	225,745,864	187,245,794	38,500,070	--
Materials	197,952,970	197,952,970	--	--
Real Estate	419,360,214	418,792,332	567,882	--
Utilities	461,218,509	217,934,122	243,284,387	--
Government Obligations	2,999,999	--	2,999,999	--
Money Market Funds	4,341,279	4,341,279	--	--
Total Investments in Securities:	$5,174,177,131	$3,439,310,546	$1,734,866,578	$7
Derivative Instruments:
Assets
Futures Contracts	$1,087,306	$1,087,306	$--	$--
Total Assets	$1,087,306	$1,087,306	$--	$--
Total Derivative Instruments:	$1,087,306	$1,087,306	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of April 30, 2021. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$1,087,306	$0
Total Equity Risk	1,087,306	0
Total Value of Derivatives	$1,087,306	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

See accompanying notes which are an integral part of the financial statements.

Fidelity® SAI International Low Volatility Index Fund

Financial Statements

Statement of Assets and Liabilities

		April 30, 2021 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $2,144,694) — See accompanying schedule: Unaffiliated issuers (cost $4,696,489,667)	$5,169,835,852
Fidelity Central Funds (cost $4,341,279)	4,341,279
Total Investment in Securities (cost $4,700,830,946)		$5,174,177,131
Foreign currency held at value (cost $4,841,177)		4,877,740
Receivable for fund shares sold		3,412,940
Dividends receivable		36,570,300
Distributions receivable from Fidelity Central Funds		22,733
Prepaid expenses		1,376
Other receivables		3
Total assets		5,219,062,223
Liabilities
Payable for investments purchased
Regular delivery	$1,547,591
Delayed delivery	3,281,575
Payable for fund shares redeemed	3,981,779
Accrued management fee	650,098
Payable for daily variation margin on futures contracts	530,457
Other payables and accrued expenses	177,399
Collateral on securities loaned	2,301,750
Total liabilities		12,470,649
Net Assets		$5,206,591,574
Net Assets consist of:
Paid in capital		$4,766,923,652
Total accumulated earnings (loss)		439,667,922
Net Assets		$5,206,591,574
Net Asset Value, offering price and redemption price per share ($5,206,591,574 ÷ 465,260,578 shares)		$11.19

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended April 30, 2021 (Unaudited)
Investment Income
Dividends		$81,829,843
Interest		792
Income from Fidelity Central Funds (including $151,094 from security lending)		162,982
Income before foreign taxes withheld		81,993,617
Less foreign taxes withheld		(9,790,542)
Total income		72,203,075
Expenses
Management fee	$3,868,556
Custodian fees and expenses	269,590
Independent trustees' fees and expenses	7,641
Registration fees	95,001
Audit	31,845
Legal	6,014
Interest	9,825
Miscellaneous	9,272
Total expenses		4,297,744
Net investment income (loss)		67,905,331
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(32,988,194)
Fidelity Central Funds	(1,814)
Foreign currency transactions	105,380
Futures contracts	14,073,664
Total net realized gain (loss)		(18,810,964)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	751,445,573
Assets and liabilities in foreign currencies	91,831
Futures contracts	4,496,831
Total change in net unrealized appreciation (depreciation)		756,034,235
Net gain (loss)		737,223,271
Net increase (decrease) in net assets resulting from operations		$805,128,602

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended April 30, 2021 (Unaudited)	Year ended October 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$67,905,331	$84,804,558
Net realized gain (loss)	(18,810,964)	(62,676,577)
Change in net unrealized appreciation (depreciation)	756,034,235	(452,493,923)
Net increase (decrease) in net assets resulting from operations	805,128,602	(430,365,942)
Distributions to shareholders	(67,692,252)	(156,889,665)
Share transactions
Proceeds from sales of shares	699,584,942	3,095,884,670
Reinvestment of distributions	65,190,425	154,116,638
Cost of shares redeemed	(899,580,823)	(606,840,908)
Net increase (decrease) in net assets resulting from share transactions	(134,805,456)	2,643,160,400
Total increase (decrease) in net assets	602,630,894	2,055,904,793
Net Assets
Beginning of period	4,603,960,680	2,548,055,887
End of period	$5,206,591,574	$4,603,960,680
Other Information
Shares
Sold	64,706,610	304,635,592
Issued in reinvestment of distributions	6,126,920	14,100,333
Redeemed	(83,068,914)	(62,012,450)
Net increase (decrease)	(12,235,384)	256,723,475

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity SAI International Low Volatility Index Fund

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$9.64	$11.54	$10.49	$10.83	$9.76	$9.61
Income from Investment Operations
Net investment income (loss)A	.14	.24	.28	.27	.29	.28
Net realized and unrealized gain (loss)	1.55	(1.46)	1.04	(.42)	1.04	(.02)
Total from investment operations	1.69	(1.22)	1.32	(.15)	1.33	.26
Distributions from net investment income	(.14)	(.22)	(.24)	(.19)	(.22)	(.10)
Distributions from net realized gain	–	(.46)	(.03)	–	(.05)	–B
Total distributions	(.14)	(.68)	(.27)	(.19)	(.26)C	(.11)C
Net asset value, end of period	$11.19	$9.64	$11.54	$10.49	$10.83	$9.76
Total ReturnD,E	17.64%	(11.31)%	12.89%	(1.47)%	14.15%	2.75%
Ratios to Average Net AssetsF,G
Expenses before reductions	.17%H	.18%	.25%	.30%	.31%	.32%
Expenses net of fee waivers, if any	.17%H	.18%	.20%	.20%	.20%	.20%
Expenses net of all reductions	.17%H	.18%	.20%	.20%	.20%	.20%
Net investment income (loss)	2.63%H	2.39%	2.59%	2.49%	2.86%	2.88%
Supplemental Data
Net assets, end of period (000 omitted)	$5,206,592	$4,603,961	$2,548,056	$1,536,470	$1,814,457	$1,179,067
Portfolio turnover rateI	34%H	20%	93%	43%	25%	22%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity® SAI U.S. Low Volatility Index Fund

Investment Summary (Unaudited)

Top Ten Stocks as of April 30, 2021

% of fund's net assets
Microsoft Corp.	6.1
Apple, Inc.	3.6
Visa, Inc. Class A	3.1
UnitedHealth Group, Inc.	3.0
Johnson & Johnson	2.9
AT&T, Inc.	2.6
Verizon Communications, Inc.	2.5
Procter & Gamble Co.	2.5
Intel Corp.	2.4
Accenture PLC Class A	2.3
31.0

Top Five Market Sectors as of April 30, 2021

% of fund's net assets
Information Technology	27.6
Health Care	15.3
Consumer Discretionary	10.8
Financials	8.9
Communication Services	8.6

Asset Allocation (% of fund's net assets)

As of April 30, 2021*
Stocks and Equity Futures	100.0%

 * Foreign investments - 8.9%

Fidelity® SAI U.S. Low Volatility Index Fund

Schedule of Investments April 30, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.7%
	Shares	Value
COMMUNICATION SERVICES - 8.6%
Diversified Telecommunication Services - 5.1%
AT&T, Inc.	6,595,615	$207,168,267
Verizon Communications, Inc.	3,517,064	203,251,129
		410,419,396
Entertainment - 0.3%
The Walt Disney Co. (a)	144,859	26,946,671
Interactive Media & Services - 1.6%
Alphabet, Inc. Class A (a)	49,380	116,215,830
Facebook, Inc. Class A (a)	25,473	8,280,763
		124,496,593
Media - 0.6%
Cable One, Inc.	5,361	9,596,190
Comcast Corp. Class A	208,547	11,709,914
Interpublic Group of Companies, Inc.	385,578	12,242,102
Omnicom Group, Inc.	212,517	17,481,648
		51,029,854
Wireless Telecommunication Services - 1.0%
T-Mobile U.S., Inc.	576,693	76,198,446

TOTAL COMMUNICATION SERVICES		689,090,960

CONSUMER DISCRETIONARY - 10.8%
Distributors - 0.2%
Pool Corp.	39,700	16,774,044
Diversified Consumer Services - 0.3%
Bright Horizons Family Solutions, Inc. (a)	59,872	8,671,262
Grand Canyon Education, Inc. (a)	46,322	5,016,209
Service Corp. International	170,770	9,125,949
		22,813,420
Hotels, Restaurants & Leisure - 4.5%
Domino's Pizza, Inc.	38,950	16,450,143
McDonald's Corp.	736,598	173,896,056
Starbucks Corp.	1,160,291	132,841,717
Yum! Brands, Inc.	298,222	35,643,493
		358,831,409
Internet & Direct Marketing Retail - 1.7%
Amazon.com, Inc. (a)	39,683	137,597,628
Multiline Retail - 0.6%
Dollar General Corp.	242,202	52,012,880
Specialty Retail - 1.5%
AutoZone, Inc. (a)	22,911	33,544,453
TJX Companies, Inc.	1,186,914	84,270,894
		117,815,347
Textiles, Apparel & Luxury Goods - 2.0%
NIKE, Inc. Class B	1,193,371	158,264,862

TOTAL CONSUMER DISCRETIONARY		864,109,590

CONSUMER STAPLES - 7.1%
Beverages - 0.9%
PepsiCo, Inc.	475,939	68,611,366
Food & Staples Retailing - 2.2%
Walmart, Inc.	1,282,898	179,490,259
Food Products - 0.7%
Hormel Foods Corp. (b)	277,549	12,822,764
McCormick & Co., Inc. (non-vtg.)	245,854	22,215,367
The Hershey Co.	145,844	23,962,169
		59,000,300
Household Products - 3.3%
Church & Dwight Co., Inc.	245,611	21,058,687
Kimberly-Clark Corp.	94,451	12,592,207
Procter & Gamble Co.	1,522,850	203,178,647
The Clorox Co.	124,610	22,741,325
WD-40 Co. (b)	13,509	3,360,229
		262,931,095

TOTAL CONSUMER STAPLES		570,033,020

ENERGY - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Exxon Mobil Corp.	378,882	21,687,206
FINANCIALS - 8.9%
Banks - 1.2%
Commerce Bancshares, Inc. (b)	104,204	8,108,113
Credicorp Ltd. (United States)	61,580	7,352,652
U.S. Bancorp	1,355,197	80,430,942
		95,891,707
Capital Markets - 2.4%
Cboe Global Markets, Inc.	106,807	11,147,447
CME Group, Inc.	354,886	71,683,423
FactSet Research Systems, Inc.	37,558	12,627,751
Intercontinental Exchange, Inc.	554,872	65,313,983
MarketAxess Holdings, Inc.	37,529	18,331,415
NASDAQ, Inc. (b)	113,515	18,337,213
		197,441,232
Insurance - 5.3%
AFLAC, Inc.	645,811	34,699,425
Allstate Corp.	300,594	38,115,319
Arch Capital Group Ltd. (a)	401,387	15,939,078
Arthur J. Gallagher & Co.	190,125	27,558,619
Brown & Brown, Inc.	233,075	12,394,929
Chubb Ltd.	446,214	76,565,860
Erie Indemnity Co. Class A (b)	24,657	5,277,091
Hanover Insurance Group, Inc.	29,404	4,066,867
Marsh & McLennan Companies, Inc.	501,396	68,039,437
Progressive Corp.	578,908	58,319,192
The Travelers Companies, Inc.	250,415	38,729,184
W.R. Berkley Corp.	139,186	11,095,908
Willis Towers Watson PLC	127,432	32,987,048
		423,787,957

TOTAL FINANCIALS		717,120,896

HEALTH CARE - 15.3%
Health Care Equipment & Supplies - 3.9%
Danaher Corp.	222,291	56,448,577
Medtronic PLC	1,330,642	174,207,651
ResMed, Inc.	143,259	26,928,394
STERIS PLC	38,754	8,177,869
Stryker Corp.	188,272	49,445,875
		315,208,366
Health Care Providers & Services - 3.0%
UnitedHealth Group, Inc.	601,280	239,790,464
Pharmaceuticals - 8.4%
Eli Lilly & Co.	784,892	143,454,711
Johnson & Johnson	1,441,819	234,627,206
Merck & Co., Inc.	2,298,814	171,261,643
Pfizer, Inc.	3,170,828	122,552,502
		671,896,062

TOTAL HEALTH CARE		1,226,894,892

INDUSTRIALS - 7.1%
Aerospace & Defense - 1.9%
General Dynamics Corp.	2,485	472,722
L3Harris Technologies, Inc.	19,163	4,009,474
Lockheed Martin Corp. (b)	243,397	92,627,162
Northrop Grumman Corp.	153,275	54,326,791
		151,436,149
Air Freight & Logistics - 0.4%
C.H. Robinson Worldwide, Inc.	134,393	13,046,872
Expeditors International of Washington, Inc.	167,332	18,383,094
		31,429,966
Building Products - 0.6%
Lennox International, Inc. (b)	34,445	11,550,786
Trane Technologies PLC	237,382	41,264,113
		52,814,899
Commercial Services & Supplies - 1.1%
Republic Services, Inc.	207,955	22,105,617
Rollins, Inc. (b)	218,703	8,153,248
Tetra Tech, Inc.	53,162	6,785,066
Waste Management, Inc.	384,356	53,029,597
		90,073,528
Industrial Conglomerates - 2.0%
3M Co. (b)	570,232	112,415,536
Honeywell International, Inc.	214,855	47,921,259
		160,336,795
Machinery - 0.3%
Graco, Inc. (b)	165,626	12,720,077
Toro Co.	106,071	12,155,737
		24,875,814
Professional Services - 0.6%
Booz Allen Hamilton Holding Corp. Class A	136,324	11,308,076
Exponent, Inc.	51,041	4,916,780
Verisk Analytics, Inc.	160,732	30,249,762
		46,474,618
Road & Rail - 0.1%
Landstar System, Inc. (b)	37,946	6,537,337
Trading Companies & Distributors - 0.1%
Watsco, Inc. (b)	32,448	9,502,721

TOTAL INDUSTRIALS		573,481,827

INFORMATION TECHNOLOGY - 27.6%
Communications Equipment - 0.1%
F5 Networks, Inc. (a)	60,899	11,373,497
Electronic Equipment & Components - 0.6%
Amphenol Corp. Class A	591,475	39,829,927
Dolby Laboratories, Inc. Class A	63,486	6,441,924
		46,271,851
IT Services - 11.6%
Accenture PLC Class A	626,328	181,616,330
Akamai Technologies, Inc. (a)	160,934	17,493,526
Amdocs Ltd.	131,499	10,091,233
Automatic Data Processing, Inc. (b)	423,915	79,267,866
Broadridge Financial Solutions, Inc.	114,298	18,131,092
Fidelity National Information Services, Inc.	613,420	93,791,918
Fiserv, Inc. (a)	568,444	68,281,493
Genpact Ltd.	168,641	8,015,507
Jack Henry & Associates, Inc.	75,444	12,284,547
MasterCard, Inc. Class A	344,326	131,553,192
Maximus, Inc.	60,751	5,567,222
Paychex, Inc.	316,300	30,836,087
VeriSign, Inc. (a)	99,270	21,717,298
Visa, Inc. Class A	1,069,631	249,823,016
		928,470,327
Semiconductors & Semiconductor Equipment - 2.4%
Intel Corp.	3,373,911	194,101,100
Software - 9.3%
Check Point Software Technologies Ltd. (a)(b)	109,492	12,789,761
Citrix Systems, Inc.	121,717	15,074,650
Intuit, Inc.	180,431	74,366,441
Microsoft Corp.	1,944,138	490,272,718
Oracle Corp.	1,875,188	142,120,499
Tyler Technologies, Inc. (a)	39,866	16,937,469
		751,561,538
Technology Hardware, Storage & Peripherals - 3.6%
Apple, Inc.	2,199,678	289,169,670

TOTAL INFORMATION TECHNOLOGY		2,220,947,983

MATERIALS - 4.4%
Chemicals - 3.3%
Air Products & Chemicals, Inc.	218,502	63,033,457
Ecolab, Inc.	245,500	55,021,460
Linde PLC	518,861	148,311,228
		266,366,145
Construction Materials - 0.5%
Martin Marietta Materials, Inc.	61,563	21,739,127
Vulcan Materials Co.	130,997	23,348,905
		45,088,032
Containers & Packaging - 0.6%
Aptargroup, Inc. (b)	63,982	9,649,125
Ball Corp.	323,375	30,280,835
Sonoco Products Co. (b)	99,271	6,498,280
		46,428,240

TOTAL MATERIALS		357,882,417

REAL ESTATE - 5.1%
Equity Real Estate Investment Trusts (REITs) - 5.1%
American Tower Corp.	439,138	111,879,188
AvalonBay Communities, Inc.	129,547	24,873,024
CoreSite Realty Corp.	42,279	5,136,476
Crown Castle International Corp.	426,371	80,609,701
CubeSmart	193,035	8,173,102
Equinix, Inc.	30,413	21,920,474
Equity Lifestyle Properties, Inc.	167,533	11,626,790
Essex Property Trust, Inc.	64,460	18,726,919
Extra Space Storage, Inc.	127,758	18,996,337
Mid-America Apartment Communities, Inc.	113,063	17,788,202
National Retail Properties, Inc.	171,743	7,972,310
Public Storage	150,358	42,274,655
Realty Income Corp.	346,980	23,993,667
WP Carey, Inc.	173,394	12,985,477
		406,956,322
UTILITIES - 4.5%
Electric Utilities - 2.7%
Alliant Energy Corp.	246,907	13,868,766
Duke Energy Corp.	727,551	73,257,110
Evergy, Inc.	224,240	14,344,633
Eversource Energy	338,907	29,220,562
IDACORP, Inc.	49,886	5,112,317
NextEra Energy, Inc.	407,250	31,565,948
Pinnacle West Capital Corp. (b)	111,311	9,422,476
Xcel Energy, Inc.	519,455	37,037,142
		213,828,954
Gas Utilities - 0.2%
Atmos Energy Corp.	124,451	12,891,879
Multi-Utilities - 1.3%
Ameren Corp.	244,382	20,733,369
CMS Energy Corp.	283,062	18,226,362
Consolidated Edison, Inc. (b)	338,207	26,180,604
DTE Energy Co.	61,717	8,641,614
WEC Energy Group, Inc. (b)	311,831	30,300,618
		104,082,567
Water Utilities - 0.3%
American Water Works Co., Inc. (b)	179,201	27,953,564

TOTAL UTILITIES		358,756,964

TOTAL COMMON STOCKS
(Cost $6,269,319,809)		8,006,962,077
	Principal Amount	Value

U.S. Treasury Obligations - 0.0%
U.S. Treasury Bills, yield at date of purchase 0.09% 5/6/21 (c)
(Cost $999,988)	1,000,000	1,000,000
	Shares	Value

Money Market Funds - 1.0%
Fidelity Cash Central Fund 0.04% (d)	14,759,487	$14,762,439
Fidelity Securities Lending Cash Central Fund 0.04% (d)(e)	63,767,852	63,774,229
TOTAL MONEY MARKET FUNDS
(Cost $78,536,668)		78,536,668
TOTAL INVESTMENT IN SECURITIES - 100.7%
(Cost $6,348,856,465)		8,086,498,745
NET OTHER ASSETS (LIABILITIES) - (0.7)%		(56,036,027)
NET ASSETS - 100%		$8,030,462,718

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	83	June 2021	$17,323,760	$944,722	$944,722
CME E-mini S&P MidCap 400 Index Contracts (United States)	22	June 2021	5,984,660	236,311	236,311
TOTAL FUTURES CONTRACTS					$1,181,033

The notional amount of futures purchased as a percentage of Net Assets is 0.3%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,000,000.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$13,560
Fidelity Securities Lending Cash Central Fund	5,196
Total	$18,756

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$689,090,960	$689,090,960	$--	$--
Consumer Discretionary	864,109,590	864,109,590	--	--
Consumer Staples	570,033,020	570,033,020	--	--
Energy	21,687,206	21,687,206	--	--
Financials	717,120,896	717,120,896	--	--
Health Care	1,226,894,892	1,226,894,892	--	--
Industrials	573,481,827	573,481,827	--	--
Information Technology	2,220,947,983	2,220,947,983	--	--
Materials	357,882,417	357,882,417	--	--
Real Estate	406,956,322	406,956,322	--	--
Utilities	358,756,964	358,756,964	--	--
U.S. Government and Government Agency Obligations	1,000,000	--	1,000,000	--
Money Market Funds	78,536,668	78,536,668	--	--
Total Investments in Securities:	$8,086,498,745	$8,085,498,745	$1,000,000	$--
Derivative Instruments:
Assets
Futures Contracts	$1,181,033	$1,181,033	$--	$--
Total Assets	$1,181,033	$1,181,033	$--	$--
Total Derivative Instruments:	$1,181,033	$1,181,033	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of April 30, 2021. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$1,181,033	$0
Total Equity Risk	1,181,033	0
Total Value of Derivatives	$1,181,033	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

See accompanying notes which are an integral part of the financial statements.

Fidelity® SAI U.S. Low Volatility Index Fund

Financial Statements

Statement of Assets and Liabilities

		April 30, 2021 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $62,277,954) — See accompanying schedule: Unaffiliated issuers (cost $6,270,319,797)	$8,007,962,077
Fidelity Central Funds (cost $78,536,668)	78,536,668
Total Investment in Securities (cost $6,348,856,465)		$8,086,498,745
Segregated cash with brokers for derivative instruments		242,000
Receivable for fund shares sold		53,725,835
Dividends receivable		8,730,057
Distributions receivable from Fidelity Central Funds		2,922
Prepaid expenses		1,437
Total assets		8,149,200,996
Liabilities
Payable for investments purchased	$49,819,684
Payable for fund shares redeemed	4,103,587
Accrued management fee	658,045
Payable for daily variation margin on futures contracts	204,914
Other payables and accrued expenses	181,748
Collateral on securities loaned	63,770,300
Total liabilities		118,738,278
Net Assets		$8,030,462,718
Net Assets consist of:
Paid in capital		$6,305,006,243
Total accumulated earnings (loss)		1,725,456,475
Net Assets		$8,030,462,718
Net Asset Value, offering price and redemption price per share ($8,030,462,718 ÷ 452,647,998 shares)		$17.74

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended April 30, 2021 (Unaudited)
Investment Income
Dividends		$65,945,769
Interest		631
Income from Fidelity Central Funds (including $5,196 from security lending)		18,756
Total income		65,965,156
Expenses
Management fee	$3,362,401
Custodian fees and expenses	51,238
Independent trustees' fees and expenses	9,297
Registration fees	211,941
Audit	27,187
Legal	9,533
Interest	4,332
Miscellaneous	10,666
Total expenses before reductions	3,686,595
Expense reductions	(39)
Total expenses after reductions		3,686,556
Net investment income (loss)		62,278,600
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	20,284,587
Fidelity Central Funds	4,043
Futures contracts	4,360,513
Total net realized gain (loss)		24,649,143
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	1,126,918,618
Futures contracts	1,008,567
Total change in net unrealized appreciation (depreciation)		1,127,927,185
Net gain (loss)		1,152,576,328
Net increase (decrease) in net assets resulting from operations		$1,214,854,928

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended April 30, 2021 (Unaudited)	Year ended October 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$62,278,600	$87,394,658
Net realized gain (loss)	24,649,143	(65,686,287)
Change in net unrealized appreciation (depreciation)	1,127,927,185	100,530,998
Net increase (decrease) in net assets resulting from operations	1,214,854,928	122,239,369
Distributions to shareholders	(80,110,109)	(165,562,928)
Share transactions
Proceeds from sales of shares	2,655,477,438	3,206,742,666
Reinvestment of distributions	79,731,236	162,467,419
Cost of shares redeemed	(1,083,486,587)	(2,202,432,212)
Net increase (decrease) in net assets resulting from share transactions	1,651,722,087	1,166,777,873
Total increase (decrease) in net assets	2,786,466,906	1,123,454,314
Net Assets
Beginning of period	5,243,995,812	4,120,541,498
End of period	$8,030,462,718	$5,243,995,812
Other Information
Shares
Sold	160,272,397	219,272,884
Issued in reinvestment of distributions	4,912,584	10,889,237
Redeemed	(65,076,512)	(150,183,258)
Net increase (decrease)	100,108,469	79,978,863

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity SAI U.S. Low Volatility Index Fund

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$14.87	$15.12	$13.18	$12.60	$10.86	$10.22
Income from Investment Operations
Net investment income (loss)A	.15	.30	.29	.26	.24	.23
Net realized and unrealized gain (loss)	2.94	.03	1.98	.82	1.74	.53
Total from investment operations	3.09	.33	2.27	1.08	1.98	.76
Distributions from net investment income	(.22)	(.24)	(.20)	(.14)	(.24)	(.12)
Distributions from net realized gain	–	(.34)	(.13)	(.37)	–	–B
Total distributions	(.22)	(.58)	(.33)	(.50)C	(.24)	(.12)
Net asset value, end of period	$17.74	$14.87	$15.12	$13.18	$12.60	$10.86
Total ReturnD,E	20.89%	2.16%	17.62%	8.79%	18.60%	7.56%
Ratios to Average Net AssetsF,G
Expenses before reductions	.11%H	.12%	.19%	.23%	.26%	.23%
Expenses net of fee waivers, if any	.11%H	.12%	.15%	.15%	.15%	.15%
Expenses net of all reductions	.11%H	.12%	.15%	.15%	.15%	.15%
Net investment income (loss)	1.85%H	2.06%	2.05%	2.00%	2.04%	2.12%
Supplemental Data
Net assets, end of period (000 omitted)	$8,030,463	$5,243,996	$4,120,541	$1,979,673	$848,388	$948,587
Portfolio turnover rateI	34%H	49%	72%	39%	108%	37%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended April 30, 2021

1. Organization.

Fidelity SAI Emerging Markets Low Volatility Index Fund, Fidelity SAI International Low Volatility Index Fund and Fidelity SAI U.S. Low Volatility Index Fund (the Funds) are funds of Fidelity Salem Street Trust (the Trust). Each Fund is authorized to issue an unlimited number of shares. Shares are offered only to certain clients of Fidelity Management & Research Company (FMR) or its affiliates. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Investments in emerging markets, if applicable, can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005% to .01%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Each Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of each Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of each Fund's investments to the Fair Value Committee (the Committee) established by each Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, each Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees each Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing each Fund's investments and ratifies the fair value determinations of the Committee.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2021 is included at the end of each Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and for certain Funds include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Funds represent a return of capital or capital gain. The Funds determine the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Fidelity SAI Emerging Markets Low Volatility Index Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on each applicable Fund's Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), market discount, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Fidelity SAI Emerging Markets Low Volatility Index Fund	$1,340,520,905	$303,904,706	$(51,167,014)	$252,737,692
Fidelity SAI International Low Volatility Index Fund	4,727,947,518	612,174,166	(164,857,247)	447,316,919
Fidelity SAI U.S. Low Volatility Index Fund	6,391,462,063	1,747,729,098	(51,511,383)	1,696,217,715

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

	No expiration
	Short-term	Long-term	Total capital loss carryforward
Fidelity SAI Emerging Markets Low Volatility Index Fund	$(25,596,571)	$(10,049,788)	$(35,646,359)
Fidelity SAI International Low Volatility Index Fund	(17,124,413)	(30,816,908)	(47,941,321)
Fidelity SAI U.S. Low Volatility Index Fund	(178,636)	(48,269,480)	(48,448,116)

Due to large subscriptions in the current period, Fidelity SAI Emerging Markets Low Volatility Index Fund is subject to an annual limit on its use of capital loss carryforwards from prior fiscal years to offset capital gains.

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Funds' investment objective allows the Funds to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Funds used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Funds may not achieve their objectives.

The Funds' use of derivatives increased or decreased their exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Funds will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Funds. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Funds used futures contracts to manage their exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity SAI Emerging Markets Low Volatility Index Fund	342,380,799	281,909,331
Fidelity SAI International Low Volatility Index Fund	855,455,064	872,057,511
Fidelity SAI U.S. Low Volatility Index Fund	2,759,508,663	1,119,100,906

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. Each Fund's management fee is equal to the following annualized rate of average net assets:

Fidelity SAI Emerging Markets Low Volatility Index Fund	.15%
Fidelity SAI International Low Volatility Index Fund	.15%
Fidelity SAI U.S. Low Volatility Index Fund	.10%

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Funds. Geode provides discretionary investment advisory services to the Funds and is paid by the investment adviser for providing these services.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), each Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing each Fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity SAI Emerging Markets Low Volatility Index Fund	Borrower	$11,764,679.31%		$2,815
Fidelity SAI International Low Volatility Index Fund	Borrower	$24,210,500.30%		$8,814
Fidelity SAI U.S. Low Volatility Index Fund	Borrower	$41,545,250.31%		$4,332

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Amount
Fidelity SAI Emerging Markets Low Volatility Index Fund	$1,382
Fidelity SAI International Low Volatility Index Fund	5,048
Fidelity SAI U.S. Low Volatility Index Fund	6,255

During the period, there were no borrowings on this line of credit.

8. Security Lending.

Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity SAI Emerging Markets Low Volatility Index Fund	$9	$–	$–
Fidelity SAI International Low Volatility Index Fund	$9,313	$–	$–
Fidelity SAI U.S. Low Volatility Index Fund	$552	$1	$–

9. Bank Borrowings.

Each Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity requirements. Each Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. Any open loans, including accrued interest, at period end are presented under the caption "Notes payable" in the Statement of Assets and Liabilities, if applicable. Activity in this program during the period for which loans were outstanding was as follows:

	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity SAI Emerging Markets Low Volatility Index Fund	$19,772,000.57%		$939
Fidelity SAI International Low Volatility Index Fund	$9,123,714.57%		$1,011

10. Expense Reductions.

Through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's expenses. All of the applicable expense reductions are noted in the table below.

Custodian credits
Fidelity SAI U.S. Low Volatility Index Fund	39

11. Other.

Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

At the end of the period, the following mutual funds managed by the investment adviser or its affiliates were the owners of record of 10% or more of the total outstanding shares.

	Strategic Advisers Fidelity U.S. Total Stock Fund	Strategic Advisers Large Cap Fund	Strategic Advisers Fidelity International Fund	Strategic Advisers Emerging Markets Fund	Strategic Advisers Fidelity Emerging Markets Fund
Fidelity SAI U.S. Low Volatility Index Fund	24%	18%	–	–	–
Fidelity SAI International Low Volatility Index Fund	–	–	22%	–	–
Fidelity SAI Emerging Markets Low Volatility Index Fund	–	–	–	36%	28%

Mutual funds managed by the investment adviser or its affiliates, in aggregate, were the owners of record of more than 20% of the total outstanding shares.

Fund	% of shares held
Fidelity SAI U.S. Low Volatility Index Fund	42%
Fidelity SAI International Low Volatility Index Fund	22%
Fidelity SAI Emerging Markets Low Volatility Index Fund	64%

12. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Funds' performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2020 to April 30, 2021).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value November 1, 2020	Ending Account Value April 30, 2021	Expenses Paid During Period-B November 1, 2020 to April 30, 2021
Fidelity SAI Emerging Markets Low Volatility Index Fund	.23%
Actual		$1,000.00	$1,224.90	$1.27
Hypothetical-C		$1,000.00	$1,023.65	$1.15
Fidelity SAI International Low Volatility Index Fund	.17%
Actual		$1,000.00	$1,176.40	$.92
Hypothetical-C		$1,000.00	$1,023.95	$.85
Fidelity SAI U.S. Low Volatility Index Fund	.11%
Actual		$1,000.00	$1,208.90	$.60
Hypothetical-C		$1,000.00	$1,024.25	$.55

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Funds have adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage each Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. Each Fund’s Board of Trustees (the Board) has designated each Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2019 through November 30, 2020. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

SV1-SV2-SANN-0621
1.9867662.105

Fidelity® SAI International Index Fund

Offered exclusively to certain clients of the Adviser or its affiliates - not available for sale to the general public. Fidelity SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers LLC.

Semi-Annual Report

April 30, 2021

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.

The funds or securities referred to herein are not sponsored, endorsed, or promoted by MSCI, and MSCI bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. The prospectus contains a more detailed description of the limited relationship MSCI has with Fidelity and any related funds.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2021 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, 2020 the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, global governments and central banks took unprecedented action to help support consumers, businesses, and the broader economies, and to limit disruption to financial systems.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Geographic Diversification (% of fund's net assets)

As of April 30, 2021
Japan	23.5%
United Kingdom	13.5%
France	10.5%
Switzerland	9.2%
Germany	9.2%
Australia	6.9%
Netherlands	5.4%
Sweden	3.4%
Hong Kong	2.5%
Other*	15.9%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Top Ten Stocks as of April 30, 2021

% of fund's net assets
Nestle SA (Reg. S) (Switzerland, Food Products)	2.0
ASML Holding NV (Netherlands) (Netherlands, Semiconductors & Semiconductor Equipment)	1.6
Roche Holding AG (participation certificate) (Switzerland, Pharmaceuticals)	1.4
LVMH Moet Hennessy Louis Vuitton SE (France, Textiles, Apparel & Luxury Goods)	1.2
Novartis AG (Switzerland, Pharmaceuticals)	1.1
Toyota Motor Corp. (Japan, Automobiles)	0.9
Unilever PLC (United Kingdom, Personal Products)	0.9
AIA Group Ltd. (Hong Kong, Insurance)	0.9
SAP SE (Germany, Software)	0.9
SoftBank Group Corp. (Japan, Wireless Telecommunication Services)	0.8
11.7

Top Market Sectors as of April 30, 2021

% of fund's net assets
Financials	16.4
Industrials	15.8
Consumer Discretionary	13.0
Health Care	11.9
Consumer Staples	9.8
Information Technology	9.1
Materials	8.2
Communication Services	4.8
Utilities	3.8
Energy	3.3

Asset Allocation as of April 30, 2021

% of fund's net assets
Stocks and Equity Futures	100.1
Short-Term Investments and Net Other Assets (Liabilities)(a)	(0.1)

 (a) Short-Term Investments and Net Other Assets (Liabilities) are not included in the pie chart

Schedule of Investments April 30, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.0%
	Shares	Value
Australia - 6.9%
Afterpay Ltd. (a)	52,927	$4,796,863
AGL Energy Ltd.	156,508	1,076,654
AMP Ltd.	847,809	728,217
Ampol Ltd.	63,427	1,250,353
APA Group unit	296,874	2,293,830
Aristocrat Leisure Ltd.	142,067	4,067,934
ASX Ltd.	47,700	2,681,701
Aurizon Holdings Ltd.	460,126	1,329,218
AusNet Services	459,028	670,095
Australia & New Zealand Banking Group Ltd.	704,732	15,602,667
BHP Billiton Ltd.	730,586	26,590,317
BlueScope Steel Ltd.	126,068	2,099,658
Brambles Ltd.	364,639	2,921,356
Cimic Group Ltd.	24,744	369,794
Coca-Cola Amatil Ltd.	128,237	1,290,064
Cochlear Ltd.	16,244	2,784,268
Coles Group Ltd.	329,931	4,147,929
Commonwealth Bank of Australia	440,239	30,196,858
Computershare Ltd.	133,176	1,448,601
Crown Ltd.	89,979	847,033
CSL Ltd.	112,830	23,568,845
DEXUS Property Group unit	271,372	2,126,053
Evolution Mining Ltd.	409,908	1,462,027
Fortescue Metals Group Ltd.	419,813	7,305,673
Goodman Group unit	411,294	5,991,451
Insurance Australia Group Ltd.	610,949	2,306,158
Lendlease Group unit	171,982	1,683,901
Macquarie Group Ltd.	85,172	10,530,110
Magellan Financial Group Ltd.	31,343	1,171,036
Medibank Private Ltd.	690,537	1,638,422
Mirvac Group unit	984,160	2,039,417
National Australia Bank Ltd.	816,331	16,765,423
Newcrest Mining Ltd.	201,714	4,120,953
Northern Star Resources Ltd.	276,934	2,242,162
Orica Ltd.	99,374	1,038,055
Origin Energy Ltd.	439,204	1,407,498
Qantas Airways Ltd.	233,653	890,973
QBE Insurance Group Ltd.	363,624	2,761,961
Ramsay Health Care Ltd.	45,923	2,381,565
REA Group Ltd.	13,194	1,609,469
Rio Tinto Ltd.	91,938	8,580,381
Santos Ltd.	462,790	2,488,442
Scentre Group unit	1,282,635	2,687,572
SEEK Ltd.	84,113	2,006,746
Sonic Healthcare Ltd.	112,168	3,100,341
South32 Ltd.	1,193,227	2,647,303
Stockland Corp. Ltd. unit	597,317	2,153,470
Suncorp Group Ltd.	315,805	2,556,877
Sydney Airport unit (a)	324,505	1,547,391
Tabcorp Holdings Ltd.	546,660	2,092,964
Telstra Corp. Ltd.	1,026,132	2,679,730
The GPT Group unit	486,745	1,732,334
TPG Telecom Ltd.	97,084	412,086
Transurban Group unit	677,208	7,392,307
Treasury Wine Estates Ltd.	181,758	1,405,773
Vicinity Centres unit	973,877	1,189,108
Washington H. Soul Pattinson & Co. Ltd.	27,845	649,303
Wesfarmers Ltd.	281,070	11,716,020
Westpac Banking Corp.	896,127	17,268,978
WiseTech Global Ltd.	35,551	860,764
Woodside Petroleum Ltd.	237,731	4,186,491
Woolworths Group Ltd.	313,690	9,496,888

TOTAL AUSTRALIA		289,085,831

Austria - 0.2%
Erste Group Bank AG	69,688	2,479,959
OMV AG	36,559	1,802,515
Raiffeisen International Bank-Holding AG	35,303	772,039
Verbund AG	17,253	1,416,707
Voestalpine AG	29,429	1,277,255

TOTAL AUSTRIA		7,748,475

Bailiwick of Jersey - 0.7%
Experian PLC	227,447	8,768,443
Ferguson PLC	55,789	7,035,968
Glencore Xstrata PLC	2,477,258	10,090,921
WPP PLC	302,924	4,084,058

TOTAL BAILIWICK OF JERSEY		29,979,390

Belgium - 0.9%
Ageas	43,886	2,657,091
Anheuser-Busch InBev SA NV	188,969	13,385,149
Colruyt NV	13,668	810,608
Elia System Operator SA/NV	7,432	804,161
Galapagos Genomics NV (a)	10,438	812,653
Groupe Bruxelles Lambert SA	28,058	3,069,004
KBC Groep NV	61,793	4,800,661
Proximus	37,059	789,946
Sofina SA	3,884	1,476,508
Solvay SA Class A	18,525	2,356,344
UCB SA	31,625	2,929,910
Umicore SA	48,691	2,958,592

TOTAL BELGIUM		36,850,627

Bermuda - 0.1%
CK Infrastructure Holdings Ltd.	163,000	998,848
Hongkong Land Holdings Ltd.	288,120	1,426,194
Jardine Matheson Holdings Ltd.	53,961	3,628,338

TOTAL BERMUDA		6,053,380

Cayman Islands - 0.6%
ASM Pacific Technology Ltd.	77,800	1,179,858
Budweiser Brewing Co. APAC Ltd. (b)	432,400	1,366,602
CK Asset Holdings Ltd.	639,000	4,010,331
CK Hutchison Holdings Ltd.	668,500	5,482,083
ESR Cayman Ltd. (a)(b)	464,400	1,587,309
Melco Crown Entertainment Ltd. sponsored ADR (a)	54,241	1,046,309
Sands China Ltd. (a)	607,600	2,886,349
WH Group Ltd. (b)	2,393,500	2,092,223
Wharf Real Estate Investment Co. Ltd.	413,000	2,376,634
Wynn Macau Ltd. (a)	379,200	729,329
Xinyi Glass Holdings Ltd.	458,000	1,624,396

TOTAL CAYMAN ISLANDS		24,381,423

Denmark - 2.4%
A.P. Moller - Maersk A/S:
Series A	771	1,813,634
Series B	1,539	3,828,460
Ambu A/S Series B	41,290	2,313,693
Carlsberg A/S Series B	25,530	4,480,359
Christian Hansen Holding A/S (a)	26,103	2,399,548
Coloplast A/S Series B	29,421	4,873,282
Danske Bank A/S	170,978	3,263,160
Demant A/S (a)	27,212	1,364,691
DSV Panalpina A/S	51,369	11,456,581
Genmab A/S (a)	16,232	5,957,034
GN Store Nord A/S	31,613	2,853,930
H Lundbeck A/S	17,275	532,879
Novo Nordisk A/S Series B	427,269	31,518,558
Novozymes A/S Series B	51,523	3,667,601
ORSTED A/S (b)	46,915	6,843,003
Pandora A/S	24,777	2,812,018
Rockwool International A/S Series B	1,981	889,391
Tryg A/S	81,672	1,869,026
Vestas Wind Systems A/S	244,015	10,186,030

TOTAL DENMARK		102,922,878

Finland - 1.2%
Elisa Corp. (A Shares)	35,558	2,017,354
Fortum Corp.	110,153	2,893,627
Kesko Oyj	68,143	2,075,978
Kone OYJ (B Shares)	84,284	6,620,931
Neste Oyj	104,772	6,348,492
Nokia Corp. (a)	1,401,665	6,639,627
Nordea Bank ABP (Stockholm Stock Exchange)	804,123	8,334,399
Orion Oyj (B Shares)	25,890	1,146,380
Sampo Oyj (A Shares)	116,582	5,537,750
Stora Enso Oyj (R Shares)	143,815	2,754,322
UPM-Kymmene Corp.	132,179	5,172,592
Wartsila Corp.	111,169	1,434,764

TOTAL FINLAND		50,976,216

France - 10.5%
Accor SA (a)	45,749	1,840,908
Aeroports de Paris SA	7,294	935,675
Air Liquide SA	117,491	19,785,764
Alstom SA (a)	65,713	3,588,694
Amundi SA (b)	15,193	1,353,495
Arkema SA	17,259	2,157,962
Atos Origin SA	24,814	1,689,124
AXA SA	479,930	13,555,648
bioMerieux SA	10,483	1,246,707
BNP Paribas SA	279,019	17,890,069
Bollore SA	221,145	1,116,661
Bouygues SA (c)	57,030	2,443,632
Bureau Veritas SA	73,808	2,206,856
Capgemini SA	39,870	7,305,097
Carrefour SA	151,586	2,935,044
CNP Assurances	41,849	732,808
Compagnie de St. Gobain	126,176	7,961,094
Compagnie Generale des Etablissements Michelin SCA Series B	41,807	6,049,500
Covivio	12,791	1,141,046
Credit Agricole SA	285,803	4,422,905
Danone SA	153,189	10,813,540
Dassault Aviation SA	601	654,632
Dassault Systemes SA	32,733	7,593,209
Edenred SA	60,835	3,448,498
EDF SA	153,586	2,237,943
Eiffage SA	20,554	2,251,671
ENGIE	452,341	6,727,140
Essilor International SA	70,715	11,766,368
Eurazeo SA	9,686	806,998
Faurecia SA	26,731	1,442,967
Gecina SA	11,427	1,671,241
Getlink SE	109,442	1,740,759
Hermes International SCA	7,863	9,869,237
Iliad SA	3,599	653,362
Ipsen SA	9,241	893,688
Kering SA	18,790	15,056,420
Klepierre SA	48,231	1,279,165
L'Oreal SA	62,527	25,602,957
La Francaise des Jeux SAEM (b)	21,007	1,076,396
Legrand SA	66,068	6,433,850
LVMH Moet Hennessy Louis Vuitton SE	68,898	51,904,342
Natixis SA	236,622	1,156,122
Orange SA	494,395	6,156,811
Orpea (a)	12,922	1,663,073
Pernod Ricard SA	51,901	10,651,335
Publicis Groupe SA	55,142	3,570,620
Remy Cointreau SA	5,565	1,111,965
Renault SA	47,462	1,912,976
Safran SA	79,444	11,861,680
Sanofi SA	281,135	29,474,863
Sartorius Stedim Biotech	6,851	3,146,387
Schneider Electric SA	133,591	21,315,233
SCOR SE	39,778	1,286,920
SEB SA	6,091	1,109,420
Societe Generale Series A	200,667	5,708,414
Sodexo SA (a)	22,194	2,217,335
SR Teleperformance SA	14,558	5,620,006
Suez Environnement SA	85,883	2,050,601
Thales SA	26,686	2,720,017
Total SA	625,007	27,623,940
Ubisoft Entertainment SA (a)	22,960	1,723,016
Valeo SA	57,466	1,861,244
Veolia Environnement SA	133,353	4,246,973
VINCI SA	129,333	14,191,681
Vivendi SA	205,761	7,173,909
Wendel SA	6,471	861,219
Worldline SA/France (a)(b)	58,707	5,761,485

TOTAL FRANCE		440,460,317

Germany - 8.5%
adidas AG	47,213	14,579,276
Allianz SE	102,321	26,620,537
BASF AG	227,896	18,379,113
Bayer AG	243,627	15,763,908
Bayerische Motoren Werke AG (BMW)	82,502	8,272,282
Bechtle AG	6,929	1,410,752
Beiersdorf AG	24,865	2,806,528
Brenntag AG	38,198	3,429,570
Carl Zeiss Meditec AG	10,114	1,781,983
Commerzbank AG	251,402	1,659,644
Continental AG	27,185	3,673,766
Covestro AG (b)	45,379	2,968,987
Daimler AG (Germany)	212,312	18,901,418
Delivery Hero AG (a)(b)	32,091	5,094,674
Deutsche Bank AG (a)	486,292	6,785,385
Deutsche Borse AG	47,116	8,117,259
Deutsche Lufthansa AG (a)(c)	74,949	967,574
Deutsche Post AG	245,816	14,477,870
Deutsche Telekom AG	827,334	15,922,088
Deutsche Wohnen AG (Bearer)	84,663	4,580,374
E.ON AG	556,087	6,702,938
Evonik Industries AG	52,575	1,840,626
Fresenius Medical Care AG & Co. KGaA	52,862	4,209,206
Fresenius SE & Co. KGaA	103,639	5,093,647
GEA Group AG	38,432	1,686,940
Hannover Reuck SE	14,904	2,755,840
HeidelbergCement AG	36,790	3,371,270
HelloFresh AG (a)	36,611	3,037,075
Henkel AG & Co. KGaA	25,160	2,501,560
Hochtief AG	6,436	603,384
Infineon Technologies AG	323,765	12,983,158
KION Group AG	18,104	1,805,233
Knorr-Bremse AG	17,951	2,201,322
Lanxess AG	20,626	1,518,110
LEG Immobilien AG	17,790	2,474,595
Merck KGaA	32,042	5,630,063
MTU Aero Engines AG	13,124	3,311,871
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	34,748	10,053,342
Nemetschek Se	14,169	1,056,150
Puma AG	24,207	2,552,903
Rational AG	1,259	1,049,856
RWE AG	159,159	6,035,145
SAP SE	259,095	36,278,667
Scout24 AG (b)	26,892	2,235,359
Siemens AG	189,792	31,663,934
Siemens Healthineers AG (b)	66,677	3,806,112
Symrise AG	31,819	4,108,522
TeamViewer AG (a)(b)	39,681	1,887,268
Telefonica Deutschland Holding AG	253,401	736,647
Uniper SE	50,151	1,829,321
United Internet AG	26,801	1,128,075
Volkswagen AG (c)	8,250	2,620,484
Vonovia SE	133,328	8,758,442
Vonovia SE rights 5/20/21 (a)(d)	133,328	270,896
Zalando SE (a)(b)	37,999	3,953,519

TOTAL GERMANY		357,944,468

Hong Kong - 2.5%
AIA Group Ltd.	3,000,000	38,077,728
Bank of East Asia Ltd.	320,542	673,457
BOC Hong Kong (Holdings) Ltd.	917,500	3,236,394
CLP Holdings Ltd.	407,500	4,022,319
Galaxy Entertainment Group Ltd.	537,000	4,728,628
Hang Lung Properties Ltd.	512,000	1,397,367
Hang Seng Bank Ltd.	189,400	3,718,387
Henderson Land Development Co. Ltd.	357,021	1,587,986
Hong Kong & China Gas Co. Ltd.	2,642,690	4,239,003
Hong Kong Exchanges and Clearing Ltd.	298,660	18,070,896
Link (REIT)	510,229	4,824,604
MTR Corp. Ltd.	388,435	2,165,265
New World Development Co. Ltd.	376,845	1,993,927
PCCW Ltd.	1,013,700	587,255
Power Assets Holdings Ltd.	347,500	2,136,156
Sino Land Ltd.	796,152	1,182,787
SJM Holdings Ltd.	478,000	620,288
Sun Hung Kai Properties Ltd.	323,000	4,877,590
Swire Pacific Ltd. (A Shares)	122,000	987,120
Swire Properties Ltd.	286,400	855,393
Techtronic Industries Co. Ltd.	340,500	6,207,048

TOTAL HONG KONG		106,189,598

Ireland - 0.8%
CRH PLC	194,715	9,187,480
DCC PLC (United Kingdom)	24,804	2,152,620
Flutter Entertainment PLC (Ireland)	40,465	8,263,040
James Hardie Industries PLC CDI	109,749	3,626,987
Kerry Group PLC Class A	39,406	5,107,118
Kingspan Group PLC (Ireland)	38,258	3,406,440
Smurfit Kappa Group PLC	60,758	3,108,851

TOTAL IRELAND		34,852,536

Isle of Man - 0.1%
Entain PLC (a)	145,012	3,387,547
Israel - 0.6%
Azrieli Group	10,995	773,426
Bank Hapoalim BM (Reg.) (a)	282,647	2,253,623
Bank Leumi le-Israel BM (a)	362,929	2,556,318
Check Point Software Technologies Ltd. (a)	27,766	3,243,346
CyberArk Software Ltd. (a)	9,807	1,377,884
Elbit Systems Ltd. (Israel)	6,519	896,868
Icl Group Ltd.	173,422	1,113,134
Israel Discount Bank Ltd. (Class A)	286,191	1,293,359
Mizrahi Tefahot Bank Ltd. (a)	34,429	969,801
NICE Systems Ltd. (a)	15,516	3,748,659
Teva Pharmaceutical Industries Ltd. sponsored ADR (a)	271,255	2,902,429
Wix.com Ltd. (a)	13,780	4,380,386

TOTAL ISRAEL		25,509,233

Italy - 1.9%
Amplifon SpA	31,370	1,324,913
Assicurazioni Generali SpA	273,541	5,487,107
Atlantia SpA (a)	122,528	2,390,093
Davide Campari-Milano NV	145,310	1,714,146
DiaSorin SpA	6,380	1,083,438
Enel SpA	2,018,313	20,040,498
Eni SpA	624,061	7,433,126
FinecoBank SpA	150,313	2,587,822
Infrastrutture Wireless Italiane SpA (b)	82,093	957,354
Intesa Sanpaolo SpA	4,097,626	11,423,832
Mediobanca SpA (a)	155,475	1,757,420
Moncler SpA	47,853	2,935,245
Nexi SpA (a)(b)	110,256	2,112,931
Poste Italiane SpA (b)	128,513	1,684,102
Prysmian SpA	60,552	1,896,405
Recordati SpA	26,373	1,453,446
Snam Rete Gas SpA	501,133	2,819,640
Telecom Italia SpA	2,072,791	1,137,106
Telecom Italia SpA (Risparmio Shares)	1,523,238	893,681
Terna SpA	347,954	2,564,349
UniCredit SpA	526,503	5,419,645

TOTAL ITALY		79,116,299

Japan - 23.5%
ABC-MART, Inc.	7,900	422,866
ACOM Co. Ltd.	104,100	446,728
Advantest Corp.	49,300	4,682,350
AEON Co. Ltd.	161,900	4,418,215
AEON MALL Co. Ltd.	26,800	425,210
AGC, Inc.	48,230	2,197,689
Air Water, Inc.	44,900	743,609
Aisin Seiki Co. Ltd.	40,690	1,567,434
Ajinomoto Co., Inc.	116,600	2,332,747
Alfresa Holdings Corp.	45,900	821,908
Amada Co. Ltd.	78,700	851,881
Ana Holdings, Inc. (a)	39,600	907,659
Asahi Group Holdings	113,000	4,719,965
ASAHI INTECC Co. Ltd.	48,700	1,310,965
Asahi Kasei Corp.	310,200	3,268,326
Astellas Pharma, Inc.	461,300	6,943,058
Azbil Corp.	30,300	1,225,419
Bandai Namco Holdings, Inc.	49,400	3,627,820
Bank of Kyoto Ltd.	13,800	739,940
Bridgestone Corp.	132,300	5,298,537
Brother Industries Ltd.	54,700	1,156,663
Calbee, Inc.	22,700	543,977
Canon, Inc.	247,800	5,892,722
Capcom Co. Ltd.	43,400	1,409,736
Casio Computer Co. Ltd.	47,700	842,792
Central Japan Railway Co.	35,800	5,236,188
Chiba Bank Ltd.	129,400	807,492
Chubu Electric Power Co., Inc.	160,360	1,937,555
Chugai Pharmaceutical Co. Ltd.	166,400	6,243,997
Chugoku Electric Power Co., Inc.	71,500	798,152
Coca-Cola West Co. Ltd.	29,800	475,807
Concordia Financial Group Ltd.	256,500	962,256
Cosmos Pharmaceutical Corp.	4,900	703,459
CyberAgent, Inc.	101,200	2,081,596
Dai Nippon Printing Co. Ltd.	60,920	1,210,150
Dai-ichi Mutual Life Insurance Co.	267,300	4,807,193
Daifuku Co. Ltd.	25,000	2,475,066
Daiichi Sankyo Kabushiki Kaisha	422,000	10,761,405
Daikin Industries Ltd.	61,800	12,465,975
Daito Trust Construction Co. Ltd.	16,400	1,743,691
Daiwa House Industry Co. Ltd.	140,200	4,149,941
Daiwa House REIT Investment Corp.	499	1,338,246
Daiwa Securities Group, Inc.	357,200	1,902,517
DENSO Corp.	107,400	6,936,926
Dentsu Group, Inc.	54,100	1,663,245
Disco Corp.	7,200	2,332,144
East Japan Railway Co.	75,000	5,132,446
Eisai Co. Ltd.	62,500	4,076,883
ENEOS Holdings, Inc.	756,700	3,262,486
FANUC Corp.	47,600	10,961,467
Fast Retailing Co. Ltd.	14,500	11,902,233
Fuji Electric Co. Ltd.	31,900	1,452,123
Fujifilm Holdings Corp.	89,200	5,784,247
Fujitsu Ltd.	48,700	7,755,728
Fukuoka Financial Group, Inc.	42,000	714,796
GLP J-REIT	1,025	1,718,181
GMO Payment Gateway, Inc.	10,100	1,289,185
Hakuhodo DY Holdings, Inc.	57,300	965,224
Hamamatsu Photonics K.K.	35,000	2,030,378
Hankyu Hanshin Holdings, Inc.	56,700	1,784,683
Harmonic Drive Systems, Inc.	10,600	714,814
Hikari Tsushin, Inc.	5,300	1,065,916
Hino Motors Ltd.	70,470	589,990
Hirose Electric Co. Ltd.	8,230	1,311,047
Hisamitsu Pharmaceutical Co., Inc.	12,400	721,603
Hitachi Construction Machinery Co. Ltd.	26,500	813,501
Hitachi Ltd.	240,000	11,816,635
Hitachi Metals Ltd.	52,700	1,022,271
Honda Motor Co. Ltd.	404,200	12,053,176
Hoshizaki Corp.	12,700	1,127,185
Hoya Corp.	93,200	10,604,282
Hulic Co. Ltd.	73,800	840,033
Ibiden Co. Ltd.	25,900	1,227,578
Idemitsu Kosan Co. Ltd.	49,123	1,176,273
Iida Group Holdings Co. Ltd.	36,100	879,626
INPEX Corp.	256,000	1,747,424
Isuzu Motors Ltd.	138,400	1,400,589
ITO EN Ltd.	13,100	725,181
Itochu Corp.	334,300	10,424,507
ITOCHU Techno-Solutions Corp.	23,200	804,538
Japan Airlines Co. Ltd. (a)	35,600	756,040
Japan Airport Terminal Co. Ltd.	15,100	678,388
Japan Exchange Group, Inc.	126,000	2,953,143
Japan Post Bank Co. Ltd.	100,700	920,480
Japan Post Holdings Co. Ltd.	390,900	3,282,001
Japan Post Insurance Co. Ltd.	57,100	1,100,307
Japan Real Estate Investment Corp.	323	2,003,788
Japan Retail Fund Investment Corp.	1,718	1,693,006
Japan Tobacco, Inc.	297,500	5,564,004
JFE Holdings, Inc.	123,700	1,627,602
JSR Corp.	50,600	1,557,956
Kajima Corp.	110,200	1,522,573
Kakaku.com, Inc.	34,000	923,964
Kansai Electric Power Co., Inc.	174,400	1,726,606
Kansai Paint Co. Ltd.	44,800	1,128,506
Kao Corp.	119,300	7,648,779
KDDI Corp.	400,000	12,091,783
Keihan Electric Railway Co., Ltd.	24,300	886,042
Keikyu Corp.	53,920	689,726
Keio Corp.	25,700	1,669,595
Keisei Electric Railway Co.	32,800	1,023,406
Keyence Corp.	45,200	21,721,146
Kikkoman Corp.	36,500	2,240,964
Kintetsu Group Holdings Co. Ltd.	42,600	1,526,023
Kirin Holdings Co. Ltd.	203,400	3,816,193
Kobayashi Pharmaceutical Co. Ltd.	12,060	1,075,899
Kobe Bussan Co. Ltd.	30,200	807,433
Koito Manufacturing Co. Ltd.	26,200	1,632,556
Komatsu Ltd.	217,100	6,383,744
Konami Holdings Corp.	23,400	1,395,992
Kose Corp.	8,300	1,250,050
Kubota Corp.	254,500	5,984,674
Kuraray Co. Ltd.	77,720	844,118
Kurita Water Industries Ltd.	24,200	1,116,003
Kyocera Corp.	79,500	4,827,903
Kyowa Hakko Kirin Co., Ltd.	67,400	2,047,470
Kyushu Electric Power Co., Inc.	93,200	851,071
Kyushu Railway Co.	36,600	821,147
Lasertec Corp.	18,600	3,291,463
Lawson, Inc.	12,000	538,018
Lion Corp.	56,630	1,062,234
LIXIL Group Corp.	66,600	1,804,397
M3, Inc.	109,300	7,577,693
Makita Corp.	56,220	2,528,331
Marubeni Corp.	407,500	3,387,817
Marui Group Co. Ltd.	46,500	870,519
Mazda Motor Corp.	143,400	1,110,041
McDonald's Holdings Co. (Japan) Ltd.	16,100	735,099
Medipal Holdings Corp.	44,900	824,954
Meiji Holdings Co. Ltd.	28,100	1,740,662
Mercari, Inc. (a)	21,200	1,047,488
Minebea Mitsumi, Inc.	89,710	2,249,932
Misumi Group, Inc.	71,250	2,007,960
Mitsubishi Chemical Holdings Corp.	320,900	2,388,619
Mitsubishi Corp.	331,800	9,168,597
Mitsubishi Electric Corp.	452,200	6,959,469
Mitsubishi Estate Co. Ltd.	292,900	4,811,986
Mitsubishi Gas Chemical Co., Inc.	38,700	894,820
Mitsubishi Heavy Industries Ltd.	80,400	2,388,680
Mitsubishi UFJ Financial Group, Inc.	3,033,200	16,136,919
Mitsubishi UFJ Lease & Finance Co. Ltd.	162,700	931,926
Mitsui & Co. Ltd.	404,500	8,525,627
Mitsui Chemicals, Inc.	46,400	1,460,481
Mitsui Fudosan Co. Ltd.	227,200	4,926,928
Miura Co. Ltd.	22,200	1,163,931
Mizuho Financial Group, Inc.	598,420	8,404,929
MonotaRO Co. Ltd.	63,200	1,613,396
MS&AD Insurance Group Holdings, Inc.	110,000	3,115,107
Murata Manufacturing Co. Ltd.	142,400	11,321,855
Nabtesco Corp.	28,500	1,281,705
Nagoya Railroad Co. Ltd.	45,700	1,047,893
NEC Corp.	64,200	3,736,042
Nexon Co. Ltd.	120,810	4,007,103
NGK Insulators Ltd.	64,700	1,178,678
NGK Spark Plug Co. Ltd.	36,900	615,844
NH Foods Ltd.	20,100	896,582
Nidec Corp.	110,900	12,805,508
Nihon M&A Center, Inc.	76,200	1,996,860
Nintendo Co. Ltd.	27,800	15,947,562
Nippon Building Fund, Inc.	367	2,411,071
Nippon Express Co. Ltd.	17,800	1,359,960
Nippon Paint Holdings Co. Ltd.	181,400	2,592,614
Nippon Prologis REIT, Inc.	521	1,673,264
Nippon Sanso Holdings Corp.	37,000	695,379
Nippon Shinyaku Co. Ltd.	11,100	747,516
Nippon Steel & Sumitomo Metal Corp.	199,800	3,486,308
Nippon Telegraph & Telephone Corp.	319,400	8,052,996
Nippon Yusen KK	37,700	1,479,852
Nissan Chemical Corp.	30,700	1,578,681
Nissan Motor Co. Ltd. (a)	574,000	2,881,451
Nisshin Seifun Group, Inc.	47,900	772,255
Nissin Food Holdings Co. Ltd.	16,100	1,141,687
Nitori Holdings Co. Ltd.	19,800	3,552,731
Nitto Denko Corp.	39,200	3,249,629
Nomura Holdings, Inc.	779,000	4,187,247
Nomura Real Estate Holdings, Inc.	30,000	738,402
Nomura Real Estate Master Fund, Inc.	1,052	1,663,332
Nomura Research Institute Ltd.	79,120	2,436,076
NSK Ltd.	87,600	806,346
NTT Data Corp.	158,300	2,459,451
Obayashi Corp.	164,000	1,496,093
OBIC Co. Ltd.	17,200	3,325,428
Odakyu Electric Railway Co. Ltd.	73,900	1,998,120
Oji Holdings Corp.	217,900	1,373,713
Olympus Corp.	289,000	5,943,156
OMRON Corp.	45,900	3,481,663
Ono Pharmaceutical Co. Ltd.	92,100	2,318,301
Oracle Corp. Japan	9,500	890,978
Oriental Land Co. Ltd.	49,600	7,023,149
ORIX Corp.	325,600	5,235,996
ORIX JREIT, Inc.	638	1,125,505
Osaka Gas Co. Ltd.	94,430	1,821,378
Otsuka Corp.	26,500	1,336,033
Otsuka Holdings Co. Ltd.	96,500	3,709,365
Pan Pacific International Holdings Ltd.	103,400	2,228,081
Panasonic Corp.	547,400	6,427,571
PeptiDream, Inc. (a)	24,000	1,028,822
Persol Holdings Co. Ltd.	43,500	799,629
Pigeon Corp.	28,300	959,388
Pola Orbis Holdings, Inc.	23,700	614,348
Rakuten Group, Inc.	213,300	2,710,895
Recruit Holdings Co. Ltd.	336,600	15,176,450
Renesas Electronics Corp. (a)	195,100	2,276,077
Resona Holdings, Inc.	524,120	2,153,261
Ricoh Co. Ltd.	168,100	1,787,283
Rinnai Corp.	8,900	894,153
ROHM Co. Ltd.	22,000	2,180,071
Ryohin Keikaku Co. Ltd.	60,300	1,269,009
Santen Pharmaceutical Co. Ltd.	91,200	1,168,268
SBI Holdings, Inc. Japan	61,300	1,733,159
SCSK Corp.	12,700	736,737
Secom Co. Ltd.	52,000	4,318,346
Sega Sammy Holdings, Inc.	42,100	604,400
Seibu Holdings, Inc.	51,400	553,083
Seiko Epson Corp.	70,600	1,200,245
Sekisui Chemical Co. Ltd.	87,800	1,528,004
Sekisui House Ltd.	153,800	3,108,649
Seven & i Holdings Co. Ltd.	186,800	8,031,597
SG Holdings Co. Ltd.	80,600	1,831,919
Sharp Corp.	52,400	885,560
Shimadzu Corp.	55,600	1,945,924
Shimamura Co. Ltd.	5,300	524,714
SHIMANO, Inc.	18,400	4,214,878
SHIMIZU Corp.	138,800	1,136,664
Shin-Etsu Chemical Co. Ltd.	87,800	14,822,125
Shinsei Bank Ltd.	40,000	582,304
Shionogi & Co. Ltd.	65,400	3,447,837
Shiseido Co. Ltd.	99,100	7,188,808
Shizuoka Bank Ltd.	100,800	771,979
SMC Corp.	14,200	8,244,030
SoftBank Corp.	712,400	9,187,737
SoftBank Group Corp.	388,800	35,035,018
Sohgo Security Services Co., Ltd.	17,400	762,613
Sompo Holdings, Inc.	83,000	3,083,356
Sony Group Corp.	312,900	31,283,408
Square Enix Holdings Co. Ltd.	23,300	1,296,221
Stanley Electric Co. Ltd.	31,400	899,277
Subaru Corp.	151,600	2,812,417
Sumco Corp.	65,600	1,699,874
Sumitomo Chemical Co. Ltd.	372,400	1,897,949
Sumitomo Corp.	293,500	3,996,047
Sumitomo Dainippon Pharma Co., Ltd.	44,100	764,658
Sumitomo Electric Industries Ltd.	185,900	2,765,792
Sumitomo Metal Mining Co. Ltd.	58,330	2,475,916
Sumitomo Mitsui Financial Group, Inc.	323,800	11,374,679
Sumitomo Mitsui Trust Holdings, Inc.	84,300	2,869,393
Sumitomo Realty & Development Co. Ltd.	76,500	2,547,200
Sundrug Co. Ltd.	17,500	596,464
Suntory Beverage & Food Ltd.	35,000	1,181,718
Suzuken Co. Ltd.	16,400	590,484
Suzuki Motor Corp.	91,000	3,452,987
Sysmex Corp.	41,400	4,138,485
T&D Holdings, Inc.	134,800	1,651,544
Taiheiyo Cement Corp.	27,890	698,973
Taisei Corp.	47,300	1,744,158
Taisho Pharmaceutical Holdings Co. Ltd.	8,800	518,547
Takeda Pharmaceutical Co. Ltd.	391,003	13,059,698
TDK Corp.	32,000	4,348,065
TECMO KOEI HOLDINGS CO., LTD.	14,430	644,986
Teijin Ltd.	42,800	704,130
Terumo Corp.	159,900	6,045,446
THK Co. Ltd.	30,400	1,036,142
TIS, Inc.	56,900	1,413,519
Tobu Railway Co. Ltd.	46,500	1,195,581
Toho Co. Ltd.	28,270	1,125,213
Toho Gas Co. Ltd.	18,200	1,010,834
Tohoku Electric Power Co., Inc.	105,010	925,287
Tokio Marine Holdings, Inc.	156,600	7,493,988
Tokyo Century Corp.	10,500	648,504
Tokyo Electric Power Co., Inc. (a)	366,000	1,081,691
Tokyo Electron Ltd.	37,000	16,358,679
Tokyo Gas Co. Ltd.	93,900	1,901,370
Tokyu Corp.	124,600	1,601,821
Tokyu Fudosan Holdings Corp.	149,700	831,438
Toppan Printing Co. Ltd.	65,300	1,113,129
Toray Industries, Inc.	347,000	2,156,486
Toshiba Corp.	95,800	3,957,700
Tosoh Corp.	65,390	1,159,537
Toto Ltd.	35,600	1,846,939
Toyo Suisan Kaisha Ltd.	21,600	880,483
Toyoda Gosei Co. Ltd.	15,200	371,342
Toyota Industries Corp.	36,170	2,895,850
Toyota Motor Corp.	526,230	39,374,728
Toyota Tsusho Corp.	53,140	2,246,379
Trend Micro, Inc.	33,200	1,579,650
Tsuruha Holdings, Inc.	9,400	1,085,442
Unicharm Corp.	100,000	3,883,246
United Urban Investment Corp.	721	1,077,971
USS Co. Ltd.	55,300	1,002,373
Welcia Holdings Co. Ltd.	23,100	720,752
West Japan Railway Co.	40,200	2,218,743
Yakult Honsha Co. Ltd.	31,900	1,552,823
Yamada Holdings Co. Ltd.	176,000	876,055
Yamaha Corp.	33,500	1,823,817
Yamaha Motor Co. Ltd.	70,200	1,752,912
Yamato Holdings Co. Ltd.	71,900	2,029,568
Yamazaki Baking Co. Ltd.	31,700	502,083
Yaskawa Electric Corp.	59,300	2,734,669
Yokogawa Electric Corp.	57,900	1,051,090
Z Holdings Corp.	656,200	3,032,126
ZOZO, Inc.	27,600	931,869

TOTAL JAPAN		988,759,645

Luxembourg - 0.3%
ArcelorMittal SA (Netherlands)	177,410	5,172,311
Aroundtown SA	251,043	1,932,833
Eurofins Scientific SA (a)	33,088	3,275,887
SES SA (France) (depositary receipt)	93,698	710,136
Tenaris SA	116,369	1,247,822

TOTAL LUXEMBOURG		12,338,989

Multi-National - 0.1%
HK Electric Investments & HK Electric Investments Ltd. unit	686,000	687,082
HKT Trust/HKT Ltd. unit	955,000	1,386,811

TOTAL MULTI-NATIONAL		2,073,893

Netherlands - 5.4%
ABN AMRO Group NV GDR (a)(b)	105,513	1,363,416
Adyen BV (a)(b)	4,511	11,101,994
AEGON NV	442,176	2,049,188
Airbus Group NV	145,853	17,540,239
Akzo Nobel NV	47,822	5,744,800
Argenx SE (a)	11,168	3,209,204
ASM International NV (Netherlands)	11,666	3,547,036
ASML Holding NV (Netherlands)	105,619	68,561,728
CNH Industrial NV	253,636	3,772,032
EXOR NV	26,809	2,202,030
Ferrari NV	31,235	6,689,938
Heineken Holding NV	28,544	2,834,586
Heineken NV (Bearer)	64,313	7,456,770
ING Groep NV (Certificaten Van Aandelen)	967,608	12,361,187
JDE Peet's BV	18,516	719,471
Just Eat Takeaway.com NV (a)(b)	31,295	3,235,700
Koninklijke Ahold Delhaize NV	273,062	7,348,623
Koninklijke DSM NV	42,746	7,667,594
Koninklijke KPN NV	883,826	3,048,860
Koninklijke Philips Electronics NV	226,106	12,784,747
Koninklijke Vopak NV	17,471	800,272
NN Group NV	73,740	3,685,343
Prosus NV	120,907	13,122,243
QIAGEN NV (Germany) (a)	57,117	2,783,151
Randstad NV	29,556	2,134,865
Stellantis NV (Italy)	507,873	8,440,800
STMicroelectronics NV (France)	157,858	5,896,196
Unibail-Rodamco SE & WFD Unibail-Rodamco NV unit	34,319	2,830,025
Wolters Kluwer NV	66,374	6,005,608
Wolters Kluwer NV rights (a)(d)	66,374	71,020

TOTAL NETHERLANDS		229,008,666

New Zealand - 0.3%
Auckland International Airport Ltd.	309,401	1,680,482
Fisher & Paykel Healthcare Corp.	142,435	3,664,257
Mercury Nz Ltd.	165,048	819,672
Meridian Energy Ltd.	324,285	1,236,871
Ryman Healthcare Group Ltd.	97,887	993,980
Spark New Zealand Ltd.	478,594	1,506,920
The a2 Milk Co. Ltd. (a)	186,711	1,022,120
Xero Ltd. (a)	29,994	3,270,868

TOTAL NEW ZEALAND		14,195,170

Norway - 0.6%
Adevinta ASA Class B (a)	58,473	1,071,256
DNB ASA	230,639	4,946,341
Equinor ASA	241,787	4,923,462
Gjensidige Forsikring ASA	50,832	1,156,910
Mowi ASA	108,644	2,683,470
Norsk Hydro ASA	337,573	2,149,593
Orkla ASA	188,054	1,919,398
Schibsted ASA:
(A Shares)	19,457	980,330
(B Shares)	24,313	1,066,103
Telenor ASA	172,922	3,083,886
Yara International ASA	42,881	2,239,353

TOTAL NORWAY		26,220,102

Papua New Guinea - 0.0%
Oil Search Ltd. ADR	495,481	1,450,436
Portugal - 0.2%
Energias de Portugal SA	686,280	3,813,520
Galp Energia SGPS SA Class B	125,814	1,448,724
Jeronimo Martins SGPS SA	61,595	1,124,859

TOTAL PORTUGAL		6,387,103

Singapore - 1.1%
Ascendas Real Estate Investment Trust	787,489	1,840,384
CapitaLand Ltd.	646,265	1,806,580
CapitaMall Trust	1,115,149	1,801,669
City Developments Ltd.	109,300	648,038
DBS Group Holdings Ltd.	445,702	10,017,619
Genting Singapore Ltd.	1,476,100	959,479
Keppel Corp. Ltd.	368,300	1,500,046
Mapletree Commercial Trust	522,400	859,708
Mapletree Logistics Trust (REIT)	706,268	1,056,151
Oversea-Chinese Banking Corp. Ltd.	833,752	7,643,640
Singapore Airlines Ltd. (a)	337,090	1,277,543
Singapore Exchange Ltd.	203,000	1,594,101
Singapore Technologies Engineering Ltd.	389,500	1,129,791
Singapore Telecommunications Ltd.	2,020,100	3,795,040
Suntec (REIT)	512,700	589,465
United Overseas Bank Ltd.	292,772	5,849,940
UOL Group Ltd.	120,591	697,765
Venture Corp. Ltd.	67,000	1,014,503
Wilmar International Ltd.	478,000	1,875,003

TOTAL SINGAPORE		45,956,465

Spain - 2.5%
ACS Actividades de Construccion y Servicios SA	59,619	1,944,595
Aena Sme SA (a)(b)	16,694	2,904,181
Amadeus IT Holding SA Class A (a)	111,701	7,606,625
Banco Bilbao Vizcaya Argentaria SA	1,653,704	9,285,728
Banco Santander SA (Spain)	4,300,897	16,623,972
CaixaBank SA	1,106,245	3,538,839
Cellnex Telecom SA (b)	109,378	6,185,746
Enagas SA	62,375	1,358,825
Endesa SA	78,616	2,066,122
Ferrovial SA	120,363	3,420,860
Grifols SA	74,880	2,030,052
Iberdrola SA	1,519,138	20,529,569
Industria de Diseno Textil SA	270,639	9,637,629
Naturgy Energy Group SA	72,032	1,847,188
Red Electrica Corporacion SA	109,039	2,002,432
Repsol SA	371,492	4,434,237
Siemens Gamesa Renewable Energy SA	58,873	2,130,480
Telefonica SA	1,254,296	5,812,810

TOTAL SPAIN		103,359,890

Sweden - 3.4%
Alfa Laval AB	77,819	2,632,713
ASSA ABLOY AB (B Shares)	248,557	7,084,809
Atlas Copco AB:
(A Shares)	168,217	10,193,705
(B Shares)	94,809	4,922,132
Boliden AB	67,331	2,623,074
Electrolux AB (B Shares)	56,911	1,597,304
Epiroc AB:
(A Shares)	166,624	3,611,756
(B Shares)	93,154	1,827,747
EQT AB	58,954	1,993,790
Ericsson (B Shares)	723,820	9,941,044
Essity AB (B Shares)	150,916	4,925,621
Evolution Gaming Group AB (b)	39,649	7,830,930
Fastighets AB Balder (a)	25,549	1,471,877
H&M Hennes & Mauritz AB (B Shares)	199,124	4,911,328
Hexagon AB (B Shares)	69,760	6,653,345
Husqvarna AB (B Shares)	105,809	1,472,981
ICA Gruppen AB (c)	25,314	1,166,192
Industrivarden AB:
(A Shares)	29,746	1,141,273
(C Shares)	35,959	1,298,093
Investor AB (B Shares)	113,218	9,614,546
Kinnevik AB (B Shares)	59,895	3,311,168
L E Lundbergforetagen AB	18,592	1,062,519
Latour Investment AB (B Shares)	36,458	1,115,417
Lundin Petroleum AB	46,785	1,498,791
Nibe Industrier AB (B Shares)	77,022	2,818,649
Sandvik AB	280,029	6,923,362
Securitas AB (B Shares)	78,448	1,338,580
Skandinaviska Enskilda Banken AB (A Shares)	403,652	5,180,619
Skanska AB (B Shares)	85,314	2,313,860
SKF AB (B Shares)	94,324	2,435,663
Svenska Cellulosa AB SCA (B Shares)	149,490	2,622,306
Svenska Handelsbanken AB (A Shares)	385,558	4,464,864
Swedbank AB (A Shares)	224,458	3,943,735
Swedish Match Co. AB	40,073	3,287,051
Tele2 AB (B Shares)	124,128	1,603,369
Telia Co. AB	613,353	2,538,747
Volvo AB (B Shares)	353,400	8,635,090

TOTAL SWEDEN		142,008,050

Switzerland - 9.2%
ABB Ltd. (Reg.) (c)	457,273	14,853,221
Adecco SA (Reg.)	38,394	2,599,819
Alcon, Inc. (Switzerland)	121,937	9,146,110
Baloise Holdings AG	11,551	1,952,887
Banque Cantonale Vaudoise	7,350	749,286
Barry Callebaut AG	883	1,949,223
Clariant AG (Reg.)	48,387	1,012,776
Coca-Cola HBC AG	50,198	1,734,535
Compagnie Financiere Richemont SA Series A	129,516	13,291,809
Credit Suisse Group AG	607,048	6,345,338
Credit Suisse Group AG rights 5/6/21 (a)(e)	607,048	7
Ems-Chemie Holding AG	2,049	1,912,699
Geberit AG (Reg.)	9,185	6,038,515
Givaudan SA	2,289	9,584,600
Julius Baer Group Ltd.	55,451	3,489,944
Kuehne & Nagel International AG	13,420	4,011,673
LafargeHolcim Ltd. (Reg.)	129,930	8,009,920
Lindt & Spruengli AG	25	2,469,203
Lindt & Spruengli AG (participation certificate)	256	2,374,290
Logitech International SA (Reg.)	40,737	4,567,718
Lonza Group AG	18,479	11,747,366
Nestle SA (Reg. S)	715,154	85,339,829
Novartis AG	551,092	47,028,204
Partners Group Holding AG	4,636	6,599,288
Roche Holding AG:
(Bearer)	7,568	2,628,601
(participation certificate)	174,743	56,993,451
Schindler Holding AG:
(participation certificate)	10,518	2,992,145
(Reg.)	4,557	1,267,427
SGS SA (Reg.)	1,505	4,449,494
Siemens Energy AG (a)	98,957	3,307,395
Sika AG	35,158	10,486,766
Sonova Holding AG Class B	13,555	4,008,985
Straumann Holding AG	2,558	3,653,886
Swatch Group AG (Bearer)	7,225	2,212,001
Swatch Group AG (Bearer) (Reg.)	12,709	761,914
Swiss Life Holding AG	7,518	3,662,478
Swiss Prime Site AG	18,991	1,845,553
Swiss Re Ltd.	70,856	6,585,554
Swisscom AG	6,408	3,475,371
Temenos Group AG	16,544	2,429,291
UBS Group AG	909,826	13,872,792
Vifor Pharma AG	11,474	1,652,784
Zurich Insurance Group Ltd.	37,351	15,323,568

TOTAL SWITZERLAND		388,417,716

United Kingdom - 13.5%
3i Group PLC	240,856	4,264,370
Admiral Group PLC	48,388	2,090,993
Anglo American PLC (United Kingdom)	304,135	12,894,787
Antofagasta PLC	97,570	2,513,743
Ashtead Group PLC	111,908	7,188,146
Associated British Foods PLC	88,279	2,813,861
AstraZeneca PLC (United Kingdom)	325,586	34,656,664
Auto Trader Group PLC (a)(b)	240,469	1,893,116
Aveva Group PLC	28,323	1,361,219
Aviva PLC	973,543	5,382,080
BAE Systems PLC	797,416	5,570,138
Barclays PLC	4,304,595	10,421,298
Barratt Developments PLC	251,815	2,684,777
Berkeley Group Holdings PLC	31,463	2,010,523
BHP Group PLC	523,809	15,774,412
BP PLC	5,026,672	21,043,414
British American Tobacco PLC (United Kingdom)	569,236	21,120,567
British Land Co. PLC	221,061	1,582,656
BT Group PLC (a)	2,210,632	5,035,912
Bunzl PLC	83,285	2,676,533
Burberry Group PLC (a)	100,154	2,850,727
Coca-Cola European Partners PLC	50,667	2,878,899
Compass Group PLC (a)	442,200	9,619,742
Croda International PLC	34,522	3,224,846
Diageo PLC	580,258	26,048,603
Direct Line Insurance Group PLC	343,343	1,351,870
Evraz PLC	125,063	1,109,542
Fresnillo PLC	47,880	544,603
GlaxoSmithKline PLC	1,244,828	23,004,130
Halma PLC	93,698	3,348,914
Hargreaves Lansdown PLC	83,701	1,987,661
Hikma Pharmaceuticals PLC	43,566	1,468,071
HSBC Holdings PLC (United Kingdom)	5,053,651	31,553,552
Imperial Brands PLC	234,399	4,880,030
Informa PLC (a)	371,787	2,886,652
InterContinental Hotel Group PLC (a)	42,863	3,045,977
Intertek Group PLC	39,885	3,381,006
J Sainsbury PLC	448,632	1,472,749
JD Sports Fashion PLC (a)	129,360	1,640,746
Johnson Matthey PLC	47,786	2,144,833
Kingfisher PLC	529,478	2,613,856
Land Securities Group PLC	176,171	1,753,713
Legal & General Group PLC	1,478,084	5,560,523
Lloyds Banking Group PLC	17,564,240	11,014,183
London Stock Exchange Group PLC	78,443	8,016,694
M&G PLC	652,680	1,958,707
Melrose Industries PLC	1,201,540	2,703,141
Mondi PLC	119,989	3,256,217
National Grid PLC	873,830	11,015,114
NatWest Group PLC	1,201,936	3,263,430
Next PLC (a)	32,915	3,546,575
NMC Health PLC (a)	55,366	19,932
Ocado Group PLC (a)	120,467	3,488,799
Pearson PLC	186,190	2,135,984
Persimmon PLC	78,971	3,415,850
Phoenix Group Holdings PLC	137,814	1,353,994
Prudential PLC	647,213	13,704,272
Reckitt Benckiser Group PLC	176,587	15,722,895
RELX PLC:
rights (a)(d)	479,312	221,093
(London Stock Exchange)	479,312	12,441,422
Rentokil Initial PLC	459,112	3,172,819
Rio Tinto PLC	278,323	23,311,574
Rolls-Royce Holdings PLC	2,075,139	2,998,274
Royal Dutch Shell PLC:
Class A (United Kingdom)	1,011,396	19,030,705
Class B (United Kingdom)	925,602	16,562,418
RSA Insurance Group PLC	257,166	2,423,606
Sage Group PLC	274,597	2,419,501
Schroders PLC	31,398	1,564,508
Segro PLC	295,074	4,097,533
Severn Trent PLC	59,119	2,022,379
Smith & Nephew PLC	216,575	4,687,496
Smiths Group PLC	99,592	2,235,738
Spirax-Sarco Engineering PLC	18,237	2,975,751
SSE PLC	257,943	5,229,488
St. James's Place Capital PLC	132,864	2,498,241
Standard Chartered PLC (United Kingdom)	664,652	4,769,500
Standard Life PLC	543,992	2,084,802
Taylor Wimpey PLC	901,209	2,235,328
Tesco PLC	1,916,018	5,848,775
Unilever PLC	652,430	38,217,468
United Utilities Group PLC	168,639	2,255,681
Vodafone Group PLC	6,654,023	12,557,478
Whitbread PLC (a)	49,721	2,227,564
WM Morrison Supermarkets PLC	606,579	1,456,369

TOTAL UNITED KINGDOM		565,511,752

TOTAL COMMON STOCKS
(Cost $2,929,381,833)		4,121,146,095

Nonconvertible Preferred Stocks - 0.7%
Germany - 0.7%
Bayerische Motoren Werke AG (BMW) (non-vtg.)	13,589	1,114,209
Fuchs Petrolub AG	16,961	904,153
Henkel AG & Co. KGaA	44,841	5,151,648
Porsche Automobil Holding SE (Germany)	37,939	3,999,398
Sartorius AG (non-vtg.)	8,814	4,971,939
Volkswagen AG	45,779	11,926,692
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $16,638,088)		28,068,039
	Principal Amount	Value

Government Obligations - 0.1%
United States of America - 0.1%
U.S. Treasury Bills, yield at date of purchase 0.09% 5/6/21 (Cost $2,999,964)(f)	3,000,000	2,999,999
	Shares	Value

Money Market Funds - 0.6%
Fidelity Cash Central Fund 0.04% (g)	14,536,588	14,539,495
Fidelity Securities Lending Cash Central Fund 0.04% (g)(h)	11,520,907	11,522,059
TOTAL MONEY MARKET FUNDS
(Cost $26,061,554)		26,061,554
TOTAL INVESTMENT IN SECURITIES - 99.4%
(Cost $2,975,081,439)		4,178,275,687
NET OTHER ASSETS (LIABILITIES) - 0.6%		26,098,072
NET ASSETS - 100%		$4,204,373,759

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	503	June 2021	$56,813,850	$1,305,692	$1,305,692

The notional amount of futures purchased as a percentage of Net Assets is 1.4%

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $79,295,902 or 1.9% of net assets.

 (c) Security or a portion of the security is on loan at period end.

 (d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (e) Level 3 security

 (f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $2,999,999.

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (h) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$8,023
Fidelity Securities Lending Cash Central Fund	110,243
Total	$118,266

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$217,226,362	$92,764,782	$124,461,580	$--
Consumer Discretionary	525,615,567	326,274,600	199,340,967	--
Consumer Staples	429,309,137	177,054,203	252,254,934	--
Energy	131,816,624	32,992,238	98,824,386	--
Financials	718,629,932	461,804,776	256,825,149	7
Health Care	495,435,590	206,985,173	288,450,417	--
Industrials	635,102,253	420,118,766	214,983,487	--
Information Technology	383,636,195	207,412,579	176,223,616	--
Materials	334,662,760	224,814,107	109,848,653	--
Real Estate	128,192,876	127,921,980	270,896	--
Utilities	149,586,838	87,484,654	62,102,184	--
Government Obligations	2,999,999	--	2,999,999	--
Money Market Funds	26,061,554	26,061,554	--	--
Total Investments in Securities:	$4,178,275,687	$2,391,689,412	$1,786,586,268	$7
Derivative Instruments:
Assets
Futures Contracts	$1,305,692	$1,305,692	$--	$--
Total Assets	$1,305,692	$1,305,692	$--	$--
Total Derivative Instruments:	$1,305,692	$1,305,692	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of April 30, 2021. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$1,305,692	$0
Total Equity Risk	1,305,692	0
Total Value of Derivatives	$1,305,692	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		April 30, 2021 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $10,799,189) — See accompanying schedule: Unaffiliated issuers (cost $2,949,019,885)	$4,152,214,133
Fidelity Central Funds (cost $26,061,554)	26,061,554
Total Investment in Securities (cost $2,975,081,439)		$4,178,275,687
Segregated cash with brokers for derivative instruments		579,744
Foreign currency held at value (cost $1,391,589)		1,404,984
Receivable for fund shares sold		1,694,293
Dividends receivable		37,165,849
Interest receivable		7,414
Distributions receivable from Fidelity Central Funds		33,720
Prepaid expenses		1,632
Receivable from investment adviser for expense reductions		37,425
Other receivables		616
Total assets		4,219,201,364
Liabilities
Payable for investments purchased
Regular delivery	$298,057
Delayed delivery	563,009
Payable for fund shares redeemed	1,496,295
Accrued management fee	123,064
Payable for daily variation margin on futures contracts	703,567
Other payables and accrued expenses	121,554
Collateral on securities loaned	11,522,059
Total liabilities		14,827,605
Net Assets		$4,204,373,759
Net Assets consist of:
Paid in capital		$3,557,230,546
Total accumulated earnings (loss)		647,143,213
Net Assets		$4,204,373,759
Net Asset Value, offering price and redemption price per share ($4,204,373,759 ÷ 301,908,368 shares)		$13.93

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended April 30, 2021 (Unaudited)
Investment Income
Dividends		$59,138,534
Interest		1,308
Income from Fidelity Central Funds (including $110,243 from security lending)		118,266
Income before foreign taxes withheld		59,258,108
Less foreign taxes withheld		(4,888,304)
Total income		54,369,804
Expenses
Management fee	$730,890
Custodian fees and expenses	194,518
Independent trustees' fees and expenses	6,196
Registration fees	36,291
Audit	29,799
Legal	5,780
Interest	2,268
Miscellaneous	9,081
Total expenses before reductions	1,014,823
Expense reductions	(275,940)
Total expenses after reductions		738,883
Net investment income (loss)		53,630,921
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	41,133,195
Fidelity Central Funds	102
Foreign currency transactions	(201,818)
Futures contracts	12,539,025
Total net realized gain (loss)		53,470,504
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	902,404,163
Assets and liabilities in foreign currencies	335,474
Futures contracts	5,021,640
Total change in net unrealized appreciation (depreciation)		907,761,277
Net gain (loss)		961,231,781
Net increase (decrease) in net assets resulting from operations		$1,014,862,702

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended April 30, 2021 (Unaudited)	Year ended October 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$53,630,921	$129,126,696
Net realized gain (loss)	53,470,504	(348,165,849)
Change in net unrealized appreciation (depreciation)	907,761,277	(345,853,085)
Net increase (decrease) in net assets resulting from operations	1,014,862,702	(564,892,238)
Distributions to shareholders	(79,662,707)	(205,960,432)
Share transactions
Proceeds from sales of shares	252,011,119	2,458,344,434
Reinvestment of distributions	79,438,628	201,549,942
Cost of shares redeemed	(720,197,002)	(4,721,154,030)
Net increase (decrease) in net assets resulting from share transactions	(388,747,255)	(2,061,259,654)
Total increase (decrease) in net assets	546,452,740	(2,832,112,324)
Net Assets
Beginning of period	3,657,921,019	6,490,033,343
End of period	$4,204,373,759	$3,657,921,019
Other Information
Shares
Sold	18,986,621	224,395,398
Issued in reinvestment of distributions	6,210,995	16,753,944
Redeemed	(54,733,858)	(442,136,418)
Net increase (decrease)	(29,536,242)	(200,987,076)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity SAI International Index Fund

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2021	2020	2019	2018	2017	2016 A
Selected Per–Share Data
Net asset value, beginning of period	$11.04	$12.19	$11.27	$12.40	$10.19	$10.00
Income from Investment Operations
Net investment income (loss)B	.17	.28	.38	.37	.33	.25
Net realized and unrealized gain (loss)	2.97	(1.04)	.85	(1.24)	2.02	(.06)
Total from investment operations	3.14	(.76)	1.23	(.87)	2.35	.19
Distributions from net investment income	(.25)	(.39)	(.31)	(.20)	(.12)	–
Distributions from net realized gain	–	–	–	(.06)	(.03)	–
Total distributions	(.25)	(.39)	(.31)	(.26)	(.14)C	–
Net asset value, end of period	$13.93	$11.04	$12.19	$11.27	$12.40	$10.19
Total ReturnD,E	28.64%	(6.51)%	11.36%	(7.14)%	23.41%	1.90%
Ratios to Average Net AssetsF,G
Expenses before reductions	.05%H	.05%	.11%	.13%	.12%	.21%H
Expenses net of fee waivers, if any	.04%H	.04%	.05%	.05%	.05%	.07%H
Expenses net of all reductions	.04%H	.04%	.05%	.05%	.05%	.07%H
Net investment income (loss)	2.57%H	2.51%	3.35%	2.98%	2.89%	3.02%H
Supplemental Data
Net assets, end of period (000 omitted)	$4,204,374	$3,657,921	$6,490,033	$7,884,495	$6,365,867	$1,623,150
Portfolio turnover rateI	3%H	16%	4%	7%	2%	1%H

 A For the period January 5, 2016 (commencement of operations) to October 31, 2016.

 B Calculated based on average shares outstanding during the period.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended April 30, 2021

1. Organization.

Fidelity SAI International Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered exclusively to certain clients of Fidelity Management & Research Company LLC (FMR) or its affiliates. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005% to .01%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2021 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), market discount, partnerships, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$1,368,708,156
Gross unrealized depreciation	(185,133,752)
Net unrealized appreciation (depreciation)	$1,183,574,404
Tax cost	$2,996,006,975

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$(207,709,218)
Long-term	(429,505,052)
Total capital loss carryforward	$(637,214,270)

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity SAI International Index Fund	55,798,173	429,546,474

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .04% of the Fund's average net assets.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity SAI International Index Fund	Borrower	$28,339,111.32%		$2,268

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Amount
Fidelity SAI International Index Fund	$4,092

During the period, there were no borrowings on this line of credit.

8. Security Lending.

Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity SAI International Index Fund	$6,335	$–	$–

9. Expense Reductions.

The investment adviser contractually agreed to reimburse the Fund to the extent annual operating expenses exceeded .035% of average net assets. This reimbursement will remain in place through February 28, 2022. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $275,940.

10. Other.

Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

11. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2020 to April 30, 2021).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value November 1, 2020	Ending Account Value April 30, 2021	Expenses Paid During Period-B November 1, 2020 to April 30, 2021
Fidelity SAI International Index Fund	.04%
Actual		$1,000.00	$1,286.40	$.23
Hypothetical-C		$1,000.00	$1,024.60	$.20

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage the Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund’s Board of Trustees (the Board) has designated the Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2019 through November 30, 2020. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

SV7-SANN-0621
1.9870291.105

Fidelity® SAI Emerging Markets Index Fund

Offered exclusively to certain clients of the Adviser or its affiliates - not available for sale to the general public. Fidelity SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers LLC.

Semi-Annual Report

April 30, 2021

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.

The funds or securities referred to herein are not sponsored, endorsed, or promoted by MSCI, and MSCI bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. The prospectus contains a more detailed description of the limited relationship MSCI has with Fidelity and any related funds.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2021 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, 2020 the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, global governments and central banks took unprecedented action to help support consumers, businesses, and the broader economies, and to limit disruption to financial systems.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Geographic Diversification (% of fund's net assets)

As of April 30, 2021
Cayman Islands	24.3%
Taiwan	14.0%
Korea (South)	13.2%
China	11.0%
India	9.3%
Brazil	4.6%
South Africa	3.6%
Saudi Arabia	2.8%
Russia	2.6%
Other*	14.6%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Top Ten Stocks as of April 30, 2021

% of fund's net assets
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan, Semiconductors & Semiconductor Equipment)	6.2
Tencent Holdings Ltd. (Cayman Islands, Interactive Media & Services)	5.5
Alibaba Group Holding Ltd. sponsored ADR (Cayman Islands, Internet & Direct Marketing Retail)	5.3
Samsung Electronics Co. Ltd. (Korea (South), Technology Hardware, Storage & Peripherals)	4.2
Meituan Class B (Cayman Islands, Internet & Direct Marketing Retail)	1.7
Naspers Ltd. Class N (South Africa, Internet & Direct Marketing Retail)	1.2
China Construction Bank Corp. (H Shares) (China, Banks)	1.0
Reliance Industries Ltd. (India, Oil, Gas & Consumable Fuels)	0.9
Vale SA (Brazil, Metals & Mining)	0.9
Ping An Insurance Group Co. of China Ltd. (H Shares) (China, Insurance)	0.9
27.8

Top Market Sectors as of April 30, 2021

% of fund's net assets
Information Technology	20.9
Financials	18.8
Consumer Discretionary	16.3
Communication Services	11.6
Materials	8.8
Consumer Staples	5.9
Energy	4.6
Health Care	4.6
Industrials	3.5
Real Estate	1.6

Asset Allocation as of April 30, 2021

% of fund's net assets
Stocks and Equity Futures	100.1
Short-Term Investments and Net Other Assets (Liabilities)	(0.1)

Schedule of Investments April 30, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.7%
	Shares	Value
Argentina - 0.0%
Telecom Argentina SA Class B sponsored ADR (a)	42,707	$197,733
YPF SA Class D sponsored ADR (b)	80,086	302,725

TOTAL ARGENTINA		500,458

Bailiwick of Jersey - 0.1%
Polymetal International PLC	106,053	2,189,099
Bermuda - 0.7%
Alibaba Health Information Technology Ltd. (b)	1,827,000	5,574,317
Alibaba Pictures Group Ltd. (b)	5,430,000	789,920
Beijing Enterprises Water Group Ltd.	2,050,000	783,818
Brilliance China Automotive Holdings Ltd. (c)	1,362,000	1,279,985
China Gas Holdings Ltd.	1,172,300	4,233,274
China Resource Gas Group Ltd.	402,000	2,181,365
China Youzan Ltd. (b)	6,236,000	2,015,044
Cosco Shipping Ports Ltd.	704,473	592,219
Credicorp Ltd. (United States)	29,861	3,565,403
GOME Electrical Appliances Holdings Ltd. (a)(b)	5,352,000	881,923
Hopson Development Holdings Ltd.	282,000	1,109,086
Kunlun Energy Co. Ltd.	1,719,000	1,845,639
Nine Dragons Paper (Holdings) Ltd.	716,000	984,440
Shenzhen International Holdings Ltd.	413,912	689,520

TOTAL BERMUDA		26,525,953

Brazil - 3.4%
Ambev SA	2,117,498	5,823,846
Atacadao SA	169,100	676,145
B2W Companhia Global do Varejo (b)	100,764	1,248,779
B3 SA - Brasil Bolsa Balcao	925,080	8,770,468
Banco Bradesco SA	614,675	2,338,957
Banco do Brasil SA	383,205	2,090,959
Banco Inter SA unit	43,700	1,863,991
Banco Santander SA (Brasil) unit	185,200	1,313,640
BB Seguridade Participacoes SA	325,458	1,337,888
BRF SA (b)	251,269	961,678
BTG Pactual Participations Ltd. unit	106,900	2,120,466
CCR SA	539,612	1,196,036
Centrais Eletricas Brasileiras SA (Electrobras)	148,097	1,003,026
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP)	150,600	1,186,047
Companhia Siderurgica Nacional SA (CSN)	312,700	2,831,659
Cosan SA	115,506	1,915,017
CPFL Energia SA	107,100	578,674
Energisa SA unit	82,100	665,923
ENGIE Brasil Energia SA	100,420	751,849
Equatorial Energia SA	406,800	1,878,961
Hapvida Participacoes e Investimentos SA (d)	502,500	1,335,794
Hypermarcas SA	175,800	1,121,718
JBS SA	480,400	2,663,755
Klabin SA unit (b)	326,500	1,674,559
Localiza Rent A Car SA	271,311	3,211,549
Lojas Renner SA	356,994	2,655,086
Magazine Luiza SA	1,316,908	4,855,932
Natura & Co. Holding SA (b)	404,626	3,630,576
Notre Dame Intermedica Participacoes SA	232,640	3,480,574
Petrobras Distribuidora SA	339,200	1,405,619
Petroleo Brasileiro SA - Petrobras (ON)	1,603,008	6,816,853
Raia Drogasil SA	489,900	2,371,917
Rumo SA (b)	581,000	2,139,156
Sul America SA unit	148,353	893,332
Suzano Papel e Celulose SA (b)	337,512	4,266,704
Telefonica Brasil SA	181,900	1,446,614
TIM SA	378,600	849,612
Totvs SA	225,200	1,289,333
Ultrapar Participacoes SA	324,638	1,261,606
Vale SA	1,659,206	33,299,885
Via Varejo SA (b)	577,300	1,257,253
Weg SA	754,080	4,860,106

TOTAL BRAZIL		127,341,542

British Virgin Islands - 0.0%
Mail.Ru Group Ltd. unit (b)	40,610	909,206
Cayman Islands - 24.3%
21Vianet Group, Inc. ADR (b)	36,917	1,030,353
3SBio, Inc. (b)(d)	553,500	524,445
51job, Inc. sponsored ADR (b)	11,067	681,174
AAC Technology Holdings, Inc.	316,633	1,757,687
Abu Dhabi Islamic Bank	448,705	590,024
Agile Property Holdings Ltd.	540,000	846,732
Airtac International Group	54,000	2,280,193
AK Medical Holdings Ltd. (d)	166,000	258,582
Alibaba Group Holding Ltd. sponsored ADR (b)	849,562	196,206,344
Anta Sports Products Ltd.	486,000	8,728,010
Autohome, Inc. ADR Class A	26,724	2,478,117
Baidu.com, Inc. sponsored ADR (b)	121,022	25,454,557
Baozun, Inc. sponsored ADR (a)(b)	25,808	895,796
BeiGene Ltd. ADR (b)	20,536	7,054,937
Bilibili, Inc. ADR (a)(b)	72,465	8,033,470
Bosideng International Holdings Ltd.	1,412,000	718,020
Chailease Holding Co. Ltd.	561,985	4,062,300
China Aoyuan Group Ltd.	576,000	599,154
China Conch Venture Holdings Ltd.	716,100	3,387,941
China East Education Holdings Ltd. (d)	249,500	582,657
China Education Group Holdings Ltd.	350,000	845,290
China Evergrande Group	874,000	1,480,717
China Feihe Ltd. (d)	510,000	1,454,282
China Hongqiao Group Ltd.	748,700	1,185,544
China Huishan Dairy Holdings Co. Ltd. (c)	2,302,000	3
China Liansu Group Holdings Ltd.	455,000	1,146,909
China Literature Ltd. (b)(d)	135,300	1,410,872
China Medical System Holdings Ltd.	589,000	1,364,874
China Meidong Auto Holding Ltd.	242,000	1,210,350
China Mengniu Dairy Co. Ltd.	1,241,000	6,646,146
China Overseas Property Holdings Ltd.	585,000	593,454
China Resources Cement Holdings Ltd.	1,042,000	1,136,203
China Resources Land Ltd.	1,454,812	6,826,674
China State Construction International Holdings Ltd.	887,500	623,829
China Yuhua Education Corp. Ltd. (d)	566,000	537,018
CIFI Holdings Group Co. Ltd.	1,500,814	1,342,816
Country Garden Holdings Co. Ltd.	3,533,719	4,208,027
Country Garden Services Holdings Co. Ltd.	660,000	6,924,785
Dali Foods Group Co. Ltd. (d)	667,300	396,888
Daqo New Energy Corp. ADR (b)	23,352	1,879,602
ENN Energy Holdings Ltd.	354,143	6,036,308
Ever Sunshine Lifestyle Services Group Ltd.	286,000	707,659
GDS Holdings Ltd. ADR (b)	39,898	3,310,337
Geely Automobile Holdings Ltd.	2,657,517	6,893,755
Genscript Biotech Corp.	462,000	1,070,580
Greentown China Holdings Ltd.	358,500	431,986
Greentown Service Group Co. Ltd.	594,000	946,699
GSX Techedu, Inc. ADR (a)(b)	34,811	1,112,211
Haidilao International Holding Ltd. (d)	361,000	2,339,976
Haitian International Holdings Ltd.	268,000	1,091,976
Hansoh Pharmaceutical Group Co. Ltd. (d)	526,000	2,271,868
Hengan International Group Co. Ltd.	285,400	1,849,942
Huazhu Group Ltd. ADR (b)	71,932	4,241,111
Hutchison China Meditech Ltd. sponsored ADR (b)	31,430	889,155
HUYA, Inc. ADR (a)(b)	34,476	607,467
Innovent Biologics, Inc. (b)(d)	444,000	4,824,254
iQIYI, Inc. ADR (a)(b)	125,304	1,843,222
JD Health International, Inc. (d)	126,750	1,974,413
JD.com, Inc. sponsored ADR (b)	388,818	30,078,960
Jinxin Fertility Group Ltd. (d)	588,000	1,513,952
Jiumaojiu International Holdings Ltd. (d)	284,000	1,188,246
JOYY, Inc. ADR	25,917	2,463,670
Kaisa Group Holdings Ltd.	1,356,571	590,288
KE Holdings, Inc. ADR (b)	55,219	2,874,149
Kingboard Chemical Holdings Ltd.	295,400	1,749,335
Kingboard Laminates Holdings Ltd.	487,500	1,218,789
Kingdee International Software Group Co. Ltd.	1,098,000	3,632,789
Kingsoft Cloud Holdings Ltd. ADR	24,535	1,077,577
Kingsoft Corp. Ltd.	372,000	2,633,967
Koolearn Technology Holding Ltd. (b)(d)	115,500	222,145
Kuaishou Technology Class B (d)	88,600	2,999,813
KWG Property Holding Ltd.	606,500	974,429
Lee & Man Paper Manufacturing Ltd.	560,000	488,069
Li Ning Co. Ltd.	948,500	7,741,611
Logan Property Holdings Co. Ltd.	656,000	1,043,824
Longfor Properties Co. Ltd. (d)	817,700	5,100,263
Lufax Holding Ltd. ADR (a)(b)	77,836	926,248
Meituan Class B (b)(d)	1,617,200	62,041,853
Microport Scientific Corp.	325,000	2,347,205
Ming Yuan Cloud Group Holdings Ltd.	168,000	780,767
Minth Group Ltd.	324,000	1,315,980
Momo, Inc. ADR	67,345	987,278
NetEase, Inc. ADR	186,906	20,944,686
New Oriental Education & Technology Group, Inc. sponsored ADR	691,210	10,547,865
NIO, Inc. sponsored ADR (b)	575,415	22,924,534
Noah Holdings Ltd. sponsored ADR (b)	13,866	610,797
Pinduoduo, Inc. ADR (b)	176,194	23,597,662
Ping An Healthcare and Technology Co. Ltd. (b)(d)	231,400	2,710,875
RLX Technology, Inc. ADR (a)	50,493	549,869
Seazen Group Ltd.	960,000	1,025,780
Shenzhou International Group Holdings Ltd.	367,500	8,084,631
Shimao Property Holdings Ltd.	566,700	1,641,499
Silergy Corp.	33,000	3,454,106
Sino Biopharmaceutical Ltd.	4,653,750	5,014,565
Smoore International Holdings Ltd. (d)	285,000	2,019,793
SSY Group Ltd.	612,000	377,391
Sunac China Holdings Ltd.	1,171,000	4,560,233
Sunny Optical Technology Group Co. Ltd.	320,000	7,802,517
TAL Education Group ADR (b)	171,715	9,779,169
Tencent Holdings Ltd.	2,579,600	205,779,952
Tencent Music Entertainment Group ADR (b)	166,267	2,896,371
Tingyi (Cayman Islands) Holding Corp.	853,000	1,535,186
Tongcheng-Elong Holdings Ltd. (b)	373,200	935,913
Topsports International Holdings Ltd. (d)	551,000	744,810
Trip.com Group Ltd. ADR (b)	226,842	8,864,985
Uni-President China Holdings Ltd.	541,000	658,860
Vinda International Holdings Ltd.	153,000	544,617
Vipshop Holdings Ltd. ADR (b)	200,670	6,174,616
Want Want China Holdings Ltd.	2,181,418	1,581,073
Weibo Corp. sponsored ADR (a)(b)	24,916	1,255,766
Weimob, Inc. (b)(d)	707,000	1,561,858
Wuxi Biologics (Cayman), Inc. (b)(d)	1,460,000	20,495,181
Xiaomi Corp. Class B (b)(d)	6,436,200	20,383,061
Xinyi Solar Holdings Ltd.	1,900,680	3,180,952
XPeng, Inc. ADR (a)(b)	75,905	2,270,319
Yadea Group Holdings Ltd. (d)	470,000	1,028,612
Yihai International Holding Ltd.	212,000	2,066,029
Zai Lab Ltd. ADR (b)	33,917	5,637,345
Zhen Ding Technology Holding Ltd.	270,000	1,024,155
Zhenro Properties Group Ltd.	688,000	464,114
Zhongsheng Group Holdings Ltd. Class H	257,100	1,947,840
ZTO Express, Inc. sponsored ADR	182,081	5,855,725

TOTAL CAYMAN ISLANDS		908,352,214

Chile - 0.4%
Banco de Chile	20,488,266	2,193,740
Banco de Credito e Inversiones	23,672	1,099,284
Banco Santander Chile	29,829,297	1,636,828
Cencosud SA	645,097	1,339,244
Cencosud Shopping SA	251,609	410,657
Colbun SA	3,657,543	627,834
Compania Cervecerias Unidas SA	55,005	506,145
Empresas CMPC SA	502,140	1,395,363
Empresas COPEC SA	175,813	1,893,367
Enel Americas SA	9,535,262	1,357,312
Enel Chile SA	13,048,383	890,418
Falabella SA	335,035	1,513,180

TOTAL CHILE		14,863,372

China - 11.0%
360 Security Technology, Inc. (A Shares)	125,800	245,051
A-Living Services Co. Ltd. (H Shares) (d)	197,250	909,086
Accelink Technologies Co. Ltd. (A Shares)	21,300	73,144
Addsino Co. Ltd. (A Shares)	43,700	114,760
AECC Aero-Engine Control Co. Ltd. (A Shares)	30,500	85,467
AECC Aviation Power Co. Ltd.	63,900	374,013
Agricultural Bank of China Ltd.:
(A Shares)	1,552,800	767,585
(H Shares)	12,764,297	4,962,592
Aier Eye Hospital Group Co. Ltd. (A Shares)	111,455	1,282,331
Air China Ltd. (H Shares)	1,148,000	910,390
Aluminum Corp. of China Ltd.:
(A shares) (b)	1,314,300	901,443
(H Shares) (b)	614,000	317,276
Angel Yeast Co. Ltd. (A Shares)	24,000	217,700
Anhui Conch Cement Co. Ltd.:
(A Shares)	47,600	360,520
(H Shares)	609,900	3,647,112
Anhui Gujing Distillery Co. Ltd.:
(A Shares)	24,000	842,808
(B Shares)	9,900	132,892
Anhui Kouzi Distillery Co. Ltd. (A Shares)	16,700	160,564
Apeloa Pharmaceutical Co. Ltd. A Shares	35,000	168,147
Asymchem Laboratories Tianjin Co. Ltd. (A Shares)	6,900	350,569
Autobio Diagnostics Co. Ltd.	7,700	145,329
AVIC Aircraft Co. Ltd. (A Shares)	73,500	273,063
Avic Aviation High-Technology Co. Ltd. (A Series)	8,200	30,414
AVIC Capital Co. Ltd. (A Shares)	264,900	158,772
AVIC Electromechanical Systems Co. Ltd. (A Shares)	104,300	157,090
AVIC Jonhon OptronicTechnology Co. Ltd.	30,300	319,125
AVIC Shenyang Aircraft Co. Ltd. (A Shares)	30,900	275,611
AviChina Industry & Technology Co. Ltd. (H Shares)	1,126,000	724,792
Avicopter PLC (A Shares)	15,300	120,301
Bank of Beijing Co. Ltd. (A Shares)	621,525	457,011
Bank of Chengdu Co. Ltd. (A Shares)	99,800	183,921
Bank of China Ltd.:
(A Shares)	304,500	152,873
(H Shares)	36,443,464	14,497,159
Bank of Communications Co. Ltd.:
(A Shares)	1,101,600	818,521
(H Shares)	3,711,176	2,374,503
Bank of Hangzhou Co. Ltd. (A Shares)	162,300	414,682
Bank of Jiangsu Co. Ltd. (A Shares)	436,843	477,096
Bank of Nanjing Co. Ltd. (A Shares)	288,600	408,815
Bank of Ningbo Co. Ltd. (A Shares)	162,800	1,062,029
Bank of Shanghai Co. Ltd. (A Shares)	408,380	516,034
Baoshan Iron & Steel Co. Ltd. (A Shares)	524,500	699,225
BBMG Corp. (A Shares)	326,200	140,084
Beijing BDStar Navigation Co. Ltd. (A Shares) (b)	14,900	93,495
Beijing Capital International Airport Co. Ltd. (H Shares)	833,000	605,896
Beijing Dabeinong Technology Group Co. Ltd. (A Shares)	120,400	151,581
Beijing E-Hualu Information Technology Co. Ltd. (A Shares)	16,200	61,537
Beijing Enlight Media Co. Ltd. (A Shares)	80,600	161,984
Beijing Kunlun Tech Co. Ltd. (A Shares)	32,000	91,697
Beijing New Building Materials PLC (A Shares)	47,500	338,704
Beijing Oriental Yuhong Waterproof Technology Co. Ltd. (A Shares)	65,600	585,318
Beijing Originwater Technology Co. Ltd. (A Shares)	101,800	110,551
Beijing Shiji Information Technology Co. Ltd. (A Shares)	21,100	93,057
Beijing Shunxin Agriculture Co. Ltd.	20,100	154,162
Beijing Sinnet Technology Co. Ltd. (A Shares)	44,200	96,273
Beijing Thunisoft Corp. Ltd. (A Shares)	21,900	60,556
Beijing Tiantan Biological Products Corp. Ltd. (A Shares)	33,940	189,164
Beijing Yanjing Brewery Co. Ltd. (A Shares)	84,600	96,577
Beijing-Shanghai High Speed Railway Co. Ltd. (A Shares)	294,500	267,500
Betta Pharmaceuticals Co. Ltd. (A Shares)	11,100	183,471
BGI Genomics Co. Ltd.	10,900	217,596
BOE Technology Group Co. Ltd. (A Shares)	912,200	1,032,892
By-Health Co. Ltd. (A Shares)	45,900	231,858
BYD Co. Ltd.:
(A Shares)	37,100	908,774
(H Shares)	365,300	7,596,242
C&S Paper Co. Ltd. (A Shares)	39,700	189,132
Caitong Securities Co. Ltd.	101,500	156,636
Cansino Biologics, Inc. (H Shares) (b)(d)	32,400	1,622,555
CGN Power Co. Ltd. (H Shares) (d)	4,138,447	953,664
Chacha Food Co. Ltd. (A Shares)	15,600	130,010
Changchun High & New Technology Industry Group, Inc. (A Shares)	10,900	837,853
Changjiang Securities Co. Ltd. (A Shares)	160,900	179,951
Changzhou Xingyu Automotive Lighting Systems Co. Ltd. (A Shares)	7,700	231,208
Chaozhou Three-Circle Group Co. (A Shares)	51,700	345,811
Chengdu Kanghong Pharmaceutical Group Co. Ltd. (A Shares)	22,100	73,707
Chifeng Jilong Gold Mining Co. Ltd. (A Shares) (b)	51,000	119,435
China Aerospace Times Electronics Co. Ltd. (A Shares)	72,100	76,071
China Avionics Systems Co. Ltd. (A Shares)	42,800	99,372
China Bohai Bank Co. Ltd. (H Shares) (d)	1,008,000	455,483
China Cinda Asset Management Co. Ltd. (H Shares)	3,690,000	726,813
China CITIC Bank Corp. Ltd. (H Shares)	3,808,051	1,995,271
China Communications Services Corp. Ltd. (H Shares)	1,078,000	467,685
China Construction Bank Corp. (H Shares)	43,864,000	34,623,682
China Eastern Airlines Corp. Ltd.:
(A Shares)	39,700	32,013
(H Shares)	250,000	109,749
China Everbright Bank Co. Ltd. (A Shares)	2,003,400	1,169,823
China Film Co. Ltd. (A Shares)	54,500	119,044
China Fortune Land Development Co. Ltd. (A Shares)	90,750	78,084
China Galaxy Securities Co. Ltd.:
(A Shares)	255,900	394,513
(H Shares)	1,138,000	678,310
China Gezhouba Group Co. Ltd. (A Shares)	157,900	173,425
China Great Wall Securities Co. Ltd. (A Shares)	65,900	102,512
China Greatwall Technology Group Co. Ltd. (A Shares)	79,500	145,037
China Huarong Asset Management Co. Ltd. (c)(d)	4,537,000	595,763
China International Capital Corp. Ltd. (H Shares) (d)	673,000	1,691,218
China International Travel Service Corp. Ltd. (A Shares)	52,700	2,539,874
China Jushi Co. Ltd. (A Shares)	100,100	278,644
China Life Insurance Co. Ltd. (H Shares)	3,554,747	7,206,006
China Longyuan Power Grid Corp. Ltd. (H Shares)	1,433,000	2,110,459
China Merchants Bank Co. Ltd.:
(A Shares)	398,400	3,243,327
(H Shares)	1,893,921	15,275,228
China Merchants Energy Shipping Co. Ltd. (A Shares)	200,600	152,150
China Merchants Property Operation & Service Co. Ltd. (A Shares)	24,700	80,508
China Merchants Securities Co. Ltd. (A Shares)	198,450	573,876
China Merchants Shekou Industrial Zone Holdings Co. Ltd. (A Shares)	171,900	308,562
China Minsheng Banking Corp. Ltd.:
(A Shares)	1,192,400	865,726
(H Shares)	2,129,061	1,093,618
China Molybdenum Co. Ltd.:
(A Shares)	530,700	476,306
(H Shares)	1,396,000	947,111
China National Accord Medicines Corp. Ltd. (A Shares)	12,100	78,131
China National Building Materials Co. Ltd. (H Shares)	1,720,000	2,493,283
China National Chemical Engineering Co. Ltd. (A Shares)	152,608	148,518
China National Medicines Corp. Ltd. (A Shares)	20,700	117,897
China National Nuclear Power Co. Ltd. (A Shares)	410,100	330,690
China National Software & Service Co. Ltd. (A Shares)	12,200	87,031
China Northern Rare Earth Group High-Tech Co. Ltd. (b)	101,200	318,131
China Oilfield Services Ltd. (H Shares)	756,000	696,850
China Pacific Insurance (Group) Co. Ltd.	73,900	375,465
China Pacific Insurance (Group) Co. Ltd. (H Shares)	1,361,828	4,926,442
China Petroleum & Chemical Corp.:
(A Shares)	658,100	435,107
(H Shares)	10,728,704	5,291,458
China Railway Group Ltd.:
(A Shares)	1,162,700	968,093
(H Shares)	411,000	212,703
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd. (A Shares)	34,800	134,340
China Shenhua Energy Co. Ltd.:
(A Shares)	187,785	557,249
(H Shares)	1,453,702	3,027,906
China Shipbuilding Industry Co. (A Shares) (b)	665,000	420,151
China South Publishing & Media Group Co. Ltd. (A Shares)	60,600	95,578
China Southern Airlines Ltd. (H Shares) (b)	1,218,000	827,915
China State Construction Engineering Corp. Ltd. (A Shares)	1,167,140	890,658
China Tower Corp. Ltd. (H Shares) (d)	20,005,000	2,884,439
China TransInfo Technology Co. Ltd. (A Shares)	41,300	95,506
China Vanke Co. Ltd.:
(A Shares)	341,700	1,486,937
(H Shares)	670,900	2,349,262
China Yangtze Power Co. Ltd. (A Shares)	597,600	1,843,527
China Zheshang Bank Co. Ltd.	392,700	239,618
Chongqing Brewery Co. Ltd. (A Shares)	14,300	347,653
Chongqing Changan Automobile Co. Ltd. (A Shares) (b)	120,700	305,223
Chongqing Fuling Zhacai Group Co. Ltd. Group (A Shares)	24,200	149,346
Chongqing Rural Commercial Bank Co. Ltd.:
(A Shares)	94,700	60,710
(H Shares)	1,064,646	452,297
Chongqing Zhifei Biological Products Co. Ltd. (A Shares)	43,200	1,504,509
CITIC Securities Co. Ltd.:
(A Shares)	305,200	1,124,433
(H Shares)	883,100	2,130,513
Contemporary Amperex Technology Co. Ltd.	62,800	3,765,672
COSCO Shipping Energy Transportation Co. Ltd. (H Shares)	104,000	45,522
COSCO SHIPPING Holdings Co. Ltd.:
(A Shares) (b)	248,400	701,437
(H Shares) (b)	1,156,500	2,069,499
CSC Financial Co. Ltd. (A Shares)	71,600	316,440
Da An Gene Co. Ltd. of Sun Yat-Sen University (A Shares)	24,230	125,501
Daqin Railway Co. Ltd. (A Shares)	428,000	454,876
DaShenLin Pharmaceutical Group Co. Ltd.	18,900	220,780
DHC Software Co. Ltd. (A Shares)	88,500	93,374
Dong E-E-Jiao Co. Ltd. (A Shares)	21,400	117,521
Dongfang Electric Corp. Ltd. (A Shares)	84,400	148,500
Dongfeng Motor Group Co. Ltd. (H Shares)	1,227,000	1,066,235
Dongxing Securities Co. Ltd. (A Shares)	80,700	128,527
East Group Co. Ltd. (A Shares)	59,000	57,054
East Money Information Co. Ltd. (A Shares)	230,820	1,149,554
Ecovacs Robotics Co. Ltd. Class A (b)	8,400	212,819
Eve Energy Co. Ltd. (A shares)	51,174	700,950
Everbright Securities Co. Ltd. (A Shares)	106,858	247,440
Fangda Carbon New Material Co. Ltd. (A Shares)	107,548	147,695
FAW Jiefang Group Co. Ltd. (A Shares) (b)	76,800	131,213
Fiberhome Telecommunication Technologies Co. Ltd. (A Shares)	33,100	91,270
Financial Street Holdings Co. Ltd. (A Shares)	116,900	111,961
First Capital Securities Co. Ltd. (A Shares)	120,600	121,653
Focus Media Information Technology Co. Ltd. (A Shares)	394,440	656,841
Foshan Haitian Flavouring & Food Co. Ltd. (A Shares)	72,940	1,909,837
Founder Securities Co. Ltd. (A Shares) (b)	223,500	317,979
Foxconn Industrial Internet Co. Ltd. (A Shares)	174,697	371,334
Fu Jian Anjoy Foods Co. Ltd. (A Shares)	7,100	276,388
Fujian Sunner Development Co. Ltd. A Shares	39,400	160,923
Fuyao Glass Industries Group Co. Ltd.:
(A Shares)	240,300	1,905,399
(H Shares) (d)	8,400	48,825
G-bits Network Technology Xiamen Co. Ltd. (A Shares)	2,000	141,500
GCL System Integration Technology Co. Ltd. (b)	162,100	77,876
GEM Co. Ltd. (A Shares)	133,100	205,607
Gemdale Corp. (A Shares)	119,000	216,180
GF Securities Co. Ltd.:
(A Shares)	419,000	961,172
(H Shares)	117,828	170,801
Giant Network Group Co. Ltd. (A Shares)	50,000	105,816
Gigadevice Semiconductor Beijing, Inc. (A Shares)	13,400	399,982
GoerTek, Inc. (A Shares)	87,200	507,830
Great Wall Motor Co. Ltd.:
(A Shares)	24,800	128,070
(H Shares)	1,451,500	3,591,494
Greenland Holdings Corp. Ltd. (A Shares)	207,100	181,394
GRG Banking Equipment Co. Ltd. (A Shares)	72,100	143,899
Guangdong Haid Group Co. Ltd. (A Shares)	45,600	587,478
Guangdong HEC Technology Holding Co. Ltd. (A Shares) (b)	103,100	74,695
Guangdong Hongda Blasting Co. Ltd. (A Shares)	20,000	85,827
Guangdong Kinlong Hardware Products Co. Ltd. (A Shares)	9,000	263,292
Guangdong Xinbao Electrical Appliances Holdings Co. Ltd.	19,500	112,780
Guanghui Energy Co. Ltd. (A Shares) (b)	247,100	116,422
Guangzhou Automobile Group Co. Ltd. (H Shares)	1,316,200	1,123,415
Guangzhou Baiyun International Airport Co. Ltd. (A Shares)	62,700	117,777
Guangzhou Baiyunshan Pharma Health (A Shares)	45,500	215,358
Guangzhou Haige Communications Group (A Shares)	73,500	112,745
Guangzhou Kingmed Diagnostics Group Co. Ltd. (A Shares)	12,600	280,807
Guangzhou R&F Properties Co. Ltd. (H Shares)	789,600	1,010,412
Guangzhou Shiyuan Electronic Technology Co. Ltd. (A Shares)	19,200	395,419
Guangzhou Tinci Materials Technology Co. Ltd. (A Shares)	25,500	265,498
Guangzhou Wondfo Biotech Co. Ltd. (A Shares)	9,689	151,812
Guangzhou Yuexiu Financial Holdings Group Co. Ltd. (A Shares)	54,500	108,520
Guolian Securities Co. Ltd. (b)	44,200	94,770
Guosen Securities Co. Ltd. (A Shares)	116,700	189,287
Guotai Junan Securities Co. Ltd. (A Shares)	196,700	503,183
Guoxuan High Tech Co. Ltd. (A Shares) (b)	35,500	190,511
Guoyuan Securities Co. Ltd. (A Shares)	121,270	143,872
Haier Smart Home Co. Ltd. (b)	910,200	3,937,140
Haier Smart Home Co. Ltd. (A Shares)	146,300	748,732
Haitong Securities Co. Ltd.:
(A Shares)	262,100	448,204
(H Shares)	1,078,000	964,514
Hangzhou First Applied Material Co. Ltd. (A Shares)	18,900	267,026
Hangzhou Robam Appliances Co. Ltd. (A Shares)	27,900	165,370
Hangzhou Silan Microelectronics Co. Ltd. (A Shares)	39,200	218,057
Hangzhou Tigermed Consulting Co. Ltd. (A Shares)	56,400	1,363,584
Hefei Meiya Optoelectronic Technology, Inc. (A Shares)	21,400	158,744
Heilongjiang Agriculture Co. Ltd. (A Shares)	57,000	133,398
Henan Billions Chemicals Co. Ltd. (A Shares)	47,300	247,332
Henan Shuanghui Investment & Development Co. Ltd. (A Shares)	79,600	450,536
Hengli Petrochemical Co. Ltd. (A Shares)	159,520	730,635
Hengtong Optic-electric Co. Ltd. (A Shares)	64,308	114,937
Hengyi Petrochemical Co. Ltd. (A Shares)	105,980	215,611
Hesteel Co. Ltd. (A Shares) (b)	367,000	144,566
Hithink RoyalFlush Information Network Co. Ltd. (A Shares)	15,000	251,641
Hongfa Technology Co. Ltd. (A Shares)	22,300	192,634
Huaan Securities Co. Ltd. (A Shares)	108,893	102,442
Huadian Power International Corp. Ltd. (A Shares)	231,200	121,430
Huadong Medicine Co. Ltd. (A Shares)	49,900	405,768
Huagong Tech Co. Ltd. (A Shares)	33,400	104,119
Hualan Biological Engineer, Inc. (A Shares)	48,670	316,372
Huaneng Power International, Inc.:
(A Shares)	231,200	150,717
(H Shares)	1,538,186	554,462
Huatai Securities Co. Ltd.:
(A Shares)	224,500	552,103
(H Shares) (d)	509,600	728,211
HUAXI Securities Co. Ltd.	80,700	116,434
Huaxia Bank Co. Ltd. (A Shares)	370,758	357,385
Huaxin Cement Co. Ltd. (A Shares)	46,900	159,098
Huayu Automotive Systems Co. Ltd. (A Shares)	85,100	343,371
Hubei Biocause Pharmaceutical Co. Ltd. (A Shares)	149,900	88,456
Hubei Jumpcan Pharmaceutical Co. Ltd. (A Shares)	30,000	89,349
Hunan Valin Steel Co. Ltd. (A Shares)	186,600	226,566
Hundsun Technologies, Inc. (A Shares)	27,978	397,142
iFlytek Co. Ltd. (A Shares)	59,900	471,631
Industrial & Commercial Bank of China Ltd. (H Shares)	28,998,000	18,889,624
Industrial Bank Co. Ltd. (A Shares)	558,100	1,874,271
Industrial Securities Co. Ltd. (A Shares)	193,700	271,991
Ingenic Semiconductor Co. Ltd. (A Shares) (b)	11,300	123,063
Inner Mongoli Yili Industries Co. Ltd. (A Shares)	165,700	1,048,183
Inner Mongolia Baotou Steel Union Co. Ltd. (A Shares) (b)	1,345,300	305,490
Inner Mongolia First Machinery Group Co. Ltd. (A Shares)	45,700	73,137
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd. (A Shares)	238,200	213,050
Inspur Electronic Information Industry Co. Ltd. (A Shares)	40,272	168,031
Intco Medical Technology Co. Ltd. (A Shares)	9,400	247,651
JA Solar Technology Co. Ltd. (A Shares) (b)	30,100	121,125
Jafron Biomedical Co. Ltd. (A Shares)	22,340	333,021
Jason Furniture Hangzhou Co. Ltd. (A Shares)	19,200	238,017
JCET Group Co. Ltd. (A Shares) (b)	26,200	148,940
Jiangsu Changshu Rural Commercial Bank Co. Ltd.	84,400	90,482
Jiangsu Expressway Co. Ltd. (H Shares)	438,000	516,505
Jiangsu Hengli Hydraulic Co. Ltd.	35,476	471,296
Jiangsu Hengrui Medicine Co. Ltd. (A Shares)	143,132	1,859,489
Jiangsu King's Luck Brewery JSC Ltd. (A Shares)	34,500	284,751
Jiangsu Shagang Co. Ltd. (A Shares)	59,100	89,835
Jiangsu Yanghe Brewery JSC Ltd. (A Shares)	40,800	1,213,254
Jiangsu Yangnong Chemical Co. Ltd. (A Shares)	8,900	154,009
Jiangsu Yuyue Medical Equipment & Supply Co. Ltd. (A Shares)	30,200	148,353
Jiangsu Zhongnan Construction Group Co. Ltd. (A Shares)	102,200	111,775
Jiangsu Zhongtian Technology Co. Ltd. (A Shares)	91,900	145,087
Jiangxi Copper Co. Ltd.:
(A Shares)	262,100	1,075,365
(H Shares)	202,000	494,094
Jiangxi Ganfeng Lithium Co. Ltd.	29,500	498,950
Jiangxi Zhengbang Technology Co. Ltd. (A Shares)	79,200	180,214
Jilin Aodong Pharmaceutical Group Co. Ltd. (A Shares)	45,100	106,036
Jinke Properties Group Co. Ltd. (A Shares)	139,900	142,634
Jinyu Bio-Technology Co. Ltd. (A Shares)	28,500	96,064
JiuGui Liquor Co. Ltd. (A Shares)	9,000	276,277
Joincare Pharmaceutical Group Industry Co. Ltd. (A Shares)	62,300	141,471
Jointown Pharmaceutical Group (A Shares) (b)	58,000	151,865
Jonjee Hi-Tech Industrial & Commercial Holding Co. Ltd. (A Shares)	22,500	162,246
Joyoung Co. Ltd. (A Shares)	22,400	110,036
Juewei Food Co. Ltd.	17,700	235,991
Kingfa Sci & Tech Co. Ltd. (A Shares)	73,200	257,588
Kuang-Chi Technologies Co. Ltd. (A Shares) (b)	59,800	173,760
Kweichow Moutai Co. Ltd. (A Shares)	33,900	10,508,974
Lakala Payment Co. Ltd. (A Shares)	18,900	95,354
Laobaixing Pharmacy Chain JSC (A Shares)	12,360	102,435
Legend Holdings Corp. rights (b)(c)	16,330	2,733
Lens Technology Co. Ltd. (A Shares)	126,700	511,419
Leo Group Co. Ltd. (A Shares)	205,300	78,016
Lepu Medical Technology Beijing Co. Ltd. (A Shares)	49,600	245,874
Leyard Optoelectronic Co. Ltd. (A Shares)	76,400	84,620
Liaoning Chengda Co. Ltd. (A Shares)	40,300	140,320
Lingyi iTech Guangdong Co. (A Shares)	176,900	225,173
Livzon Pharmaceutical Group, Inc. (A Shares)	20,000	145,207
LONGi Green Energy Technology Co. Ltd.	102,820	1,578,792
Luenmei Quantum Co. Ltd. (A Shares)	38,783	54,459
Luxshare Precision Industry Co. Ltd. (A Shares)	187,024	1,067,801
Luzhou Laojiao Co. Ltd. (A Shares)	39,900	1,575,290
Maccura Biotechnology Co. Ltd. (A Shares)	15,300	112,360
Mango Excellent Media Co. Ltd. (A Shares)	47,370	497,958
Maxscend Microelectronics Co. Ltd. (A Shares)	7,380	487,045
Meinian Onehealth Healthcare Holdings Co. Ltd. (A Shares) (b)	108,788	206,703
Metallurgical Corp. China Ltd. (A Shares)	504,900	240,224
Midea Group Co. Ltd. (A Shares)	72,700	900,341
Muyuan Foodstuff Co. Ltd. (A Shares)	101,882	1,780,161
Nanji E-Commerce Co. Ltd. (A Shares)	67,700	84,501
Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd.	23,780	169,162
Nanjing Securities Co. Ltd. (A Shares)	101,500	153,814
Nanyang Topsec Technologies Group, Inc. (b)	33,900	94,890
NARI Technology Co. Ltd. (A Shares)	128,200	633,326
NAURA Technology Group Co. Ltd.	13,900	355,622
NavInfo Co. Ltd. (A Shares)	59,300	130,353
New China Life Insurance Co. Ltd.	69,400	521,130
New China Life Insurance Co. Ltd. (H Shares)	336,600	1,297,824
New Hope Liuhe Co. Ltd. (A Shares)	123,900	318,100
Ninestar Corp. (A Shares)	30,600	119,970
Ningbo Joyson Electronic Corp. (A shares)	35,900	100,543
Ningbo Tuopu Group Co. Ltd. (A Shares)	29,400	153,960
Nongfu Spring Co. Ltd. (H Shares) (a)(d)	129,400	685,502
Northeast Securities Co. Ltd. (A Shares)	83,700	106,282
O-film Tech Co. Ltd. (A Shares)	71,500	93,662
Oceanwide Holdings Co., Ltd. (A Shares)	129,600	55,055
Offcn Education Technology Co. A Shares	43,676	172,046
Offshore Oil Enginering Co. Ltd. (A Shares)	164,400	110,472
Oppein Home Group, Inc. (A Shares)	11,280	290,647
Orient Securities Co. Ltd. (A Shares)	166,918	227,164
Ovctek China, Inc. (A Shares)	17,350	311,327
Pangang Group Vanadium Titanium & Resources Co. Ltd. (A Shares) (b)	294,700	101,519
People's Insurance Co. of China Group Ltd.:
(A Shares)	55,700	52,142
(H Shares)	3,804,552	1,302,837
Perfect World Co. Ltd. (A Shares)	51,200	168,544
PetroChina Co. Ltd.:
(A Shares)	429,700	282,108
(H Shares)	9,299,790	3,388,163
Pharmaron Beijing Co. Ltd. (H Shares) (d)	55,300	1,146,900
PICC Property & Casualty Co. Ltd. (H Shares)	3,073,568	3,019,063
Ping An Bank Co. Ltd. (A Shares)	520,600	1,872,986
Ping An Insurance Group Co. of China Ltd.:
(A Shares)	92,996	1,041,509
(H Shares)	2,871,641	31,307,416
Poly Developments & Holdings (A Shares)	312,900	676,697
Poly Property Development Co. Ltd. (H Shares)	53,200	389,356
Postal Savings Bank of China Co. Ltd.	273,700	215,206
Postal Savings Bank of China Co. Ltd. (H Shares) (d)	4,870,000	3,172,373
Power Construction Corp. of China Ltd. (A Shares)	464,700	274,219
Proya Cosmetics Co. Ltd. (A Shares)	5,700	160,914
Qianhe Condiment and Food Co. Ltd. (A Shares)	20,800	105,711
Qingdao Rural Commercial Bank Corp. (A Shares)	153,500	101,725
Risesun Real Estate Development Co. Ltd. (A Shares)	126,400	120,279
Rongsheng Petrochemical Co. Ltd. (A Shares)	154,500	676,139
SAIC Motor Corp. Ltd. (A Shares)	208,000	644,548
Sanan Optoelectronics Co. Ltd. (A Shares)	123,700	479,628
Sangfor Technologies, Inc.	11,000	464,724
Sanquan Food Co. Ltd. (A Shares)	24,000	73,778
Sany Heavy Industry Co. Ltd. (A Shares)	230,000	1,097,150
SDIC Capital Co. Ltd.	116,700	233,454
SDIC Power Holdings Co. Ltd. (A Shares)	207,900	317,944
Sealand Securities Co. Ltd. (A Shares)	145,850	94,853
Seazen Holdings Co. Ltd. (A Shares)	62,100	432,067
SF Holding Co. Ltd. (A Shares)	110,700	1,100,416
SG Micro Corp. (A Shares)	4,500	182,336
Shaanxi Coal Industry Co. Ltd. (A Shares)	234,500	407,527
Shandong Buchang Pharmaceuticals Co. Ltd. (A Shares)	39,088	137,911
Shandong Gold Mining Co. Ltd. (A Shares)	294,344	880,281
Shandong Hualu Hengsheng Chemical Co. Ltd. (A Shares)	47,000	283,227
Shandong Linglong Tyre Co. Ltd. (A Shares)	36,000	309,032
Shandong Nanshan Aluminum Co. Ltd. (A Shares)	356,100	210,134
Shandong Pharmaceutical Glass Co. Ltd. (A Shares)	15,000	94,910
Shandong Sinocera Functional Material Co. Ltd. (A Shares)	28,400	217,162
Shandong Sun Paper Industry JSC Ltd. (A Shares)	78,400	194,017
Shandong Weigao Medical Polymer Co. Ltd. (H Shares)	1,094,000	2,453,411
Shanghai Bairun Investment Holding Group Co. Ltd. (A Shares)	15,200	292,377
Shanghai Baosight Software Co. Ltd. (A Shares)	23,600	231,133
Shanghai Construction Group Co. Ltd. (A Shares)	301,194	134,929
Shanghai Electric Group Co. Ltd. (A Shares) (b)	222,900	175,951
Shanghai Electric Power Co. Ltd. (A Shares)	115,800	125,934
Shanghai Fosun Pharmaceutical (Group) Co. Ltd.:
(A Shares)	39,200	364,781
(H Shares)	250,500	1,591,474
Shanghai International Airport Co. Ltd. (A Shares)	24,500	185,978
Shanghai International Port Group Co. Ltd. (A Shares)	256,843	183,700
Shanghai Jahwa United Co. Ltd. (A Shares)	21,100	192,307
Shanghai Jinjiang International Hotels Co. Ltd. (A Shares)	21,600	204,205
Shanghai Lingang Holdings Corp. Ltd. (A Shares)	28,000	89,015
Shanghai Lujiazui Finance Trust Ltd. (B Shares)	62,400	56,347
Shanghai M&G Stationery, Inc. (A Shares)	25,400	358,625
Shanghai Oriental Pearl Media Co. Ltd.	119,970	163,086
Shanghai Pharmaceuticals Holding Co. Ltd.:
(A Shares)	70,200	242,693
(H Shares)	248,509	565,626
Shanghai Pudong Development Bank Co. Ltd. (A Shares)	801,709	1,244,640
Shanghai Putailai New Energy Technology Co. Ltd.	18,862	236,216
Shanghai RAAS Blood Products Co. Ltd. (A Shares)	138,900	171,439
Shanghai Yuyuan Tourist Mart Group Co. Ltd.	88,000	160,272
Shanghai Zhangjiang High Ltd. (A Shares)	44,000	123,500
Shanxi Lu'an Environmental Energy Development Co. Ltd. (A Shares)	108,200	149,593
Shanxi Meijin Energy Co. Ltd. (A Shares) (b)	127,900	155,294
Shanxi Securities Co. Ltd. (A Shares)	104,760	108,264
Shanxi Taigang Stainless Steel Co. Ltd. (A Shares)	214,900	211,464
Shanxi Xinghuacun Fen Wine Factory Co. Ltd. (A Shares)	23,600	1,495,621
Shanxi Xishan Coal & Electricity Power Co. Ltd. (A Shares)	129,490	112,617
Shenergy Co. Ltd. (A Shares)	177,400	155,381
Shengyi Technology Co. Ltd.	62,100	223,804
Shennan Circuits Co. Ltd. (A Shares)	13,340	163,579
Shenwan Hongyuan Group Co. Ltd. (A Shares)	640,500	447,217
Shenzhen Airport Co. Ltd. (A Shares)	61,900	81,564
Shenzhen Capchem Technology Co. Ltd. (A Shares)	11,400	135,634
Shenzhen Energy Group Co. Ltd. (A Shares)	128,460	168,079
Shenzhen Goodix Technology Co. Ltd. (A Shares)	13,400	235,563
Shenzhen Hepalink Pharmaceutical Group Co. Ltd. (A Shares)	34,200	85,586
Shenzhen Inovance Technology Co. Ltd. (A Shares)	47,500	656,349
Shenzhen Kaifa Technology Co. Ltd. (A Shares)	44,300	118,184
Shenzhen Kangtai Biological Products Co. Ltd.	18,400	513,614
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. (A Shares)	27,300	1,966,688
Shenzhen MTC Co. Ltd. (A Shares) (b)	124,200	111,278
Shenzhen Overseas Chinese Town Co. Ltd. (A Shares)	211,200	303,742
Shenzhen Salubris Pharmaceuticals Co. Ltd. (A Shares)	29,800	168,438
Shenzhen SC New Energy Technology Corp. (A Shares)	9,100	155,277
Shenzhen Sunway Communication Co. Ltd. (A Shares)	26,000	112,900
Shijiazhuang Yiling Pharmaceutical Co. Ltd. (A Shares)	35,800	155,123
Siasun Robot & Automation Co. Ltd. (A Shares) (b)	50,700	75,578
Sichuan Chuantou Energy Co. Ltd. (A Shares)	143,900	250,300
Sichuan Kelun Pharmaceutical Co. Ltd. (A Shares)	47,100	158,104
Sichuan Swellfun Co. Ltd. (A Shares)	13,800	218,080
Sinolink Securities Co. Ltd. (A Shares)	79,600	148,662
Sinoma Science & Technology Co. Ltd. (A Shares)	46,500	157,742
Sinopec Shanghai Petrochemical Co. Ltd. (A Shares)	228,000	129,259
Sinopharm Group Co. Ltd. (H Shares)	577,000	1,790,184
Sinotrans Ltd.	149,600	112,775
SKSHU Paint Co. Ltd. (A Shares)	7,800	285,492
Songcheng Performance Development Co. Ltd. (A Shares)	70,460	236,517
Soochow Securities Co. Ltd. (A Shares)	121,000	148,037
Southwest Securities Co. Ltd. (A Shares)	215,900	150,081
Spring Airlines Co. Ltd. (A Shares)	24,600	244,347
STO Express Co. Ltd.	52,500	69,746
Sungrow Power Supply Co. Ltd. (A Shares)	39,500	548,552
Suning.com Co. Ltd. (A Shares)	263,400	270,988
Sunshine City Group Co. Ltd. (A Shares)	108,700	96,215
Sunwoda Electronic Co. Ltd. (A Shares)	45,100	149,927
Suofeiya Home Collection Co. Ltd. (A Shares)	14,500	65,226
Suzhou Dongshan Precision Manufacturing Co. Ltd. (A Shares)	47,000	126,621
Suzhou Gold Mantis Consolidated Co. Ltd.	84,900	121,314
Tangshan Jidong Cement Co. Ltd. A Shares	44,700	96,809
TBEA Co. Ltd. (A Shares)	108,900	207,421
TCL Corp. (A Shares)	378,200	525,805
The Pacific Securities Co. Ltd. (A Shares) (b)	189,900	108,833
Thunder Software Technology Co. Ltd. (A Shares)	11,500	238,669
Tianfeng Securities Co. Ltd. (A Shares)	188,900	137,440
Tianjin 712 Communication & Broadcasting Co. Ltd.	22,200	105,830
Tianjin Chase Sun Pharmaceutical Co. Ltd. (A Shares)	94,800	63,996
Tianjin Zhonghuan Semiconductor Co. Ltd. (A Shares)	86,000	367,063
Tianma Microelectronics Co. Ltd. (A Shares)	73,400	157,606
Tianshui Huatian Technology Co. Ltd. (A Shares)	82,200	162,533
Toly Bread Co. Ltd.	17,300	131,617
TongFu Microelectronics Co. Ltd. (A Shares) (b)	37,500	123,793
Tonghua Dongbao Pharmaceutical Co. Ltd. (A Shares)	65,700	134,475
Tongkun Group Co. Ltd. (A Shares)	53,400	188,820
Tongling Nonferrous Metals Group Co. Ltd. (A Shares)	336,200	148,014
Tongwei Co. Ltd. (A Shares)	117,000	636,736
Topchoice Medical Corp. (b)	9,000	435,437
Transfar Zhilian Co. Ltd.	111,500	105,239
TravelSky Technology Ltd. (H Shares)	425,000	933,411
Tsingtao Brewery Co. Ltd.:
(A Shares)	34,000	478,001
(H Shares)	179,000	1,624,602
Unigroup Guoxin Microelectronics Co. Ltd.	17,900	323,823
Unisplendour Corp. Ltd. (A Shares)	76,910	217,061
Universal Scientific Industrial Shanghai Co. Ltd. (A Shares)	42,400	106,106
Visionox Technology, Inc. (A Shares) (b)	39,900	57,938
Walvax Biotechnology Co. Ltd. (A Shares)	42,600	411,292
Wangfujing Group Co. Ltd.	22,900	118,117
Wangsu Science & Technology Co. Ltd. (A Shares)	76,100	65,244
Wanhua Chemical Group Co. Ltd. (A Shares)	85,800	1,361,720
Weichai Power Co. Ltd.:
(A Shares)	29,100	81,409
(H Shares)	1,020,000	2,360,981
Weifu High-Technology Group Co. Ltd. (A Shares)	26,800	100,932
Weihai Guangwei Composites Co. Ltd. (A Shares)	13,700	133,646
Wens Foodstuffs Group Co. Ltd. (A Shares)	180,100	400,346
Western Securities Co. Ltd. (A Shares)	117,700	153,273
Will Semiconductor Ltd.	23,600	1,102,840
Wingtech Technology Co. Ltd. (A Shares)	33,500	441,423
Winning Health Technology Group Co. Ltd. (A Shares)	62,330	145,872
Wuchan Zhongda Group Co. Ltd.	117,500	83,857
Wuhan Guide Infrared Co. Ltd. (A Shares)	44,480	239,595
Wuhan Humanwell Hi-Tech Industry Co. Ltd.	39,300	199,854
Wuhu Sanqi Interactive Entertainment Network Technology Group Co. Ltd. (A Shares)	56,100	191,174
Wuhu Token Science Co. Ltd. (A Shares)	75,700	88,405
Wuliangye Yibin Co. Ltd. (A Shares)	104,900	4,618,290
WUS Printed Circuit Kunshan Co. Ltd. (A Shares)	50,600	113,183
WuXi AppTec Co. Ltd.	51,820	1,270,785
WuXi AppTec Co. Ltd. (H Shares) (d)	128,224	3,032,377
Wuxi Lead Intelligent Equipment Co. Ltd. (A Shares)	24,800	338,661
Wuxi Taiji Industry Co. Ltd. (A Shares)	69,800	83,779
XCMG Construction Machinery Co. Ltd. (A Shares)	237,200	270,416
Xiamen C&D, Inc. (A Shares)	96,325	120,676
Xiamen Intretech, Inc.	20,910	131,400
Xiamen Tungsten Co. Ltd. (A Shares)	42,900	127,968
Xinhu Zhongbao Co. Ltd. (A Shares)	304,200	144,734
Xinjiang Goldwind Science & Technology Co. Ltd.:
(A Shares)	234,000	440,636
(H Shares)	196,164	323,247
Yantai Eddie Precision Machinery Co. Ltd. (A Shares)	17,600	166,172
Yantai Jereh Oilfield Services (A Shares)	27,300	139,210
Yanzhou Coal Mining Co. Ltd.:
(A Shares)	220,800	443,067
(H Shares)	382,000	455,877
Yealink Network Technology Corp. Ltd.	21,250	229,816
Yifan Pharmaceutical Co. Ltd. (A Shares)	39,400	108,885
Yifeng Pharmacy Chain Co. Ltd.	15,500	215,135
Yihai Kerry Arawana Holdings Co. Ltd. (A Series)	30,500	370,231
Yintai Gold Co. Ltd. (A Shares)	90,580	119,915
Yonghui Superstores Co. Ltd. (A Shares)	276,900	238,253
Yonyou Network Technology Co. Ltd. (A Shares)	87,220	447,317
Youngor Group Co. Ltd. (A Shares)	151,387	173,755
YTO Express Group Co. Ltd. (A Shares)	82,600	150,309
Yuan Longping High-tech Agriculture Co. Ltd. (A Shares) (b)	41,300	107,820
Yunda Holding Co. Ltd. (A Shares)	79,660	198,119
Yunnan Baiyao Group Co. Ltd. (A Shares)	35,100	583,147
Yunnan Energy New Material Co. Ltd.	23,700	492,598
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. (A Shares)	16,600	870,093
Zhaojin Mining Industry Co. Ltd. (H Shares)	426,500	387,091
Zhejiang Century Huatong Group Co. Ltd. (A Shares)	199,210	204,026
Zhejiang Chint Electric Co. Ltd. (A Shares)	60,500	311,122
Zhejiang Dahua Technology Co. Ltd. (A Shares)	82,800	300,068
Zhejiang Dingli Machinery Co. Ltd. (A Shares)	14,640	165,974
Zhejiang Expressway Co. Ltd. (H Shares)	564,000	490,829
Zhejiang Huahai Pharmaceutical Co. Ltd. (A Shares)	40,890	137,195
Zhejiang Huayou Cobalt Co. Ltd. (A Shares) (b)	32,450	409,892
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd. (A Shares)	38,000	227,055
Zhejiang Juhua Co. Ltd. (A Shares)	85,500	115,435
Zhejiang Longsheng Group Co. Ltd. (A Shares)	102,300	214,761
Zhejiang NHU Co. Ltd. (A Shares)	61,900	373,972
Zhejiang Sanhua Intelligent Controls Co. Ltd. (A Shares)	102,150	338,002
Zhejiang Semir Garment Co. Ltd. (A Shares)	63,500	114,866
Zhejiang Supor Co. Ltd.	16,400	191,019
Zhejiang Weixing New Building Materials Co. Ltd. (A Shares)	46,800	170,037
Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd.	15,000	170,009
Zhengzhou Yutong Bus Co. Ltd. (A Shares)	62,800	132,032
Zheshang Securities Co. Ltd.	100,300	176,321
ZhongAn Online P & C Insurance Co. Ltd. (H Shares) (b)(d)	168,500	997,844
Zhongji Innolight Co. Ltd. (A Shares)	20,100	106,221
Zhongjin Gold Co. Ltd. (A Shares)	138,600	183,273
Zhongtian Financial Group Co. Ltd. (A Shares) (b)	190,093	81,340
Zhuzhou CRRC Times Electric Co. Ltd. (H Shares)	241,327	963,102
Zijin Mining Group Co. Ltd.:
(A Shares)	401,600	684,274
(H Shares)	2,698,000	3,799,829
Zoomlion Heavy Industry Science and Technology Co. Ltd.:
(A Shares)	368,900	673,007
(H Shares)	349,000	483,440
ZTE Corp.:
(A Shares)	84,300	376,996
(H Shares)	345,800	865,418

TOTAL CHINA		409,237,971

Colombia - 0.1%
Bancolombia SA	112,725	838,536
Ecopetrol SA	2,233,869	1,315,334
Grupo de Inversiones Suramerica SA	107,358	548,045
Interconexion Electrica SA ESP	198,626	1,131,436

TOTAL COLOMBIA		3,833,351

Cyprus - 0.1%
TCS Group Holding PLC unit	52,327	3,025,062
Czech Republic - 0.1%
CEZ A/S	73,993	2,062,150
Komercni Banka A/S (b)	32,571	987,989
MONETA Money Bank A/S (b)(d)	206,671	768,617

TOTAL CZECH REPUBLIC		3,818,756

Egypt - 0.1%
Commercial International Bank SAE	617,863	2,248,927
Eastern Tobacco Co.	455,207	343,295
Elsewedy Electric Co.	235,128	120,867

TOTAL EGYPT		2,713,089

Greece - 0.1%
Ff Group (b)(c)	1,944	2,805
Hellenic Telecommunications Organization SA	110,633	1,876,750
Jumbo SA	49,755	930,169
OPAP SA	89,733	1,375,489

TOTAL GREECE		4,185,213

Hong Kong - 1.1%
Beijing Enterprises Holdings Ltd.	199,927	653,747
BYD Electronic International Co. Ltd.	300,500	1,599,649
China Everbright International Ltd.	1,476,814	929,693
China Everbright Ltd.	361,000	432,210
China Jinmao Holdings Group Ltd.	2,566,000	974,504
China Merchants Holdings International Co. Ltd.	554,880	890,065
China Overseas Land and Investment Ltd.	1,741,202	4,406,943
China Power International Development Ltd.	1,696,000	388,643
China Resources Beer Holdings Co. Ltd.	644,144	5,203,571
China Resources Pharmaceutical Group Ltd. (d)	624,200	421,879
China Resources Power Holdings Co. Ltd.	860,940	1,130,519
China Taiping Insurance Group Ltd.	725,055	1,347,854
China Traditional Chinese Medicine Holdings Co. Ltd.	1,144,000	653,904
CITIC Pacific Ltd.	2,517,941	2,651,573
CSPC Pharmaceutical Group Ltd.	4,025,608	4,985,530
Far East Horizon Ltd.	861,000	986,502
Fosun International Ltd.	1,073,454	1,545,005
Guangdong Investment Ltd.	1,289,126	1,984,867
Hua Hong Semiconductor Ltd. (b)(d)	231,000	1,443,796
Lenovo Group Ltd.	3,233,000	4,445,102
Shenzhen Investment Ltd.	1,442,515	529,261
Sinotruk Hong Kong Ltd.	292,000	718,746
Sun Art Retail Group Ltd.	805,500	742,478
Wharf Holdings Ltd.	748,000	2,272,576
Yuexiu Property Co. Ltd.	3,273,000	758,444

TOTAL HONG KONG		42,097,061

Hungary - 0.2%
MOL Hungarian Oil and Gas PLC Series A (For. Reg.) (b)	191,863	1,326,429
OTP Bank PLC (b)	101,409	4,562,118
Richter Gedeon PLC	65,574	1,876,873

TOTAL HUNGARY		7,765,420

India - 9.3%
ACC Ltd.	30,603	778,041
Adani Green Energy Ltd. (b)	176,603	2,429,946
Adani Ports & Special Economic Zone Ltd. (b)	225,657	2,224,575
Ambuja Cements Ltd.	299,140	1,248,386
Apollo Hospitals Enterprise Ltd. (b)	40,496	1,748,511
Asian Paints Ltd.	173,436	5,940,221
Aurobindo Pharma Ltd.	133,965	1,774,351
Avenue Supermarts Ltd. (b)(d)	72,746	2,802,472
Axis Bank Ltd. (b)	1,020,060	9,847,288
Bajaj Auto Ltd.	31,148	1,612,499
Bajaj Finance Ltd.	122,147	8,992,414
Bajaj Finserv Ltd.	17,360	2,588,388
Balkrishna Industries Ltd.	40,859	976,550
Bandhan Bank Ltd. (b)(d)	329,019	1,465,046
Berger Paints India Ltd. (b)	110,390	1,049,417
Bharat Forge Ltd. (b)	108,997	898,410
Bharat Petroleum Corp. Ltd.	394,452	2,246,707
Bharti Airtel Ltd.	1,067,478	7,737,071
Biocon Ltd. (b)	194,403	996,625
Britannia Industries Ltd.	48,348	2,251,735
Cipla Ltd. (b)	199,486	2,452,260
Coal India Ltd.	551,480	990,810
Colgate-Palmolive Ltd.	51,729	1,035,139
Container Corp. of India Ltd.	119,359	950,778
Dabur India Ltd.	240,465	1,747,109
Divi's Laboratories Ltd. (b)	59,400	3,258,438
DLF Ltd.	283,082	945,327
Dr. Reddy's Laboratories Ltd.	52,934	3,684,852
Eicher Motors Ltd.	62,790	2,053,277
GAIL India Ltd.	713,131	1,321,201
Godrej Consumer Products Ltd. (b)	190,949	1,783,660
Grasim Industries Ltd.	131,346	2,486,183
Havells India Ltd.	94,808	1,267,755
HCL Technologies Ltd.	490,553	5,954,799
HDFC Asset Management Co. Ltd. (d)	24,823	930,624
HDFC Standard Life Insurance Co. Ltd. (b)(d)	325,227	2,920,917
Hero Motocorp Ltd.	54,160	2,061,781
Hindalco Industries Ltd.	701,804	3,453,344
Hindustan Petroleum Corp. Ltd.	304,895	966,088
Hindustan Unilever Ltd.	371,468	11,806,668
Housing Development Finance Corp. Ltd.	767,132	25,069,694
ICICI Bank Ltd. (b)	2,294,180	18,588,332
ICICI Lombard General Insurance Co. Ltd. (d)	92,499	1,766,168
ICICI Prudential Life Insurance Co. Ltd. (b)(d)	171,924	1,211,744
Indian Oil Corp. Ltd.	817,122	1,002,438
Indraprastha Gas Ltd.	140,188	963,455
Indus Towers Ltd.	273,876	933,815
Info Edge India Ltd. (b)	31,802	2,110,557
Infosys Ltd.	1,531,808	27,845,205
InterGlobe Aviation Ltd. (b)(d)	43,382	962,717
Ipca Laboratories Ltd.	31,564	897,329
ITC Ltd.	1,339,617	3,664,930
JSW Steel Ltd.	382,244	3,705,271
Jubilant Foodworks Ltd. (b)	36,476	1,424,315
Kotak Mahindra Bank Ltd. (b)	250,146	5,907,168
Larsen & Toubro Infotech Ltd. (d)	21,274	1,117,564
Larsen & Toubro Ltd.	312,308	5,653,005
Lupin Ltd. (b)	103,355	1,492,650
Mahindra & Mahindra Ltd.	367,816	3,737,762
Marico Ltd.	231,907	1,288,477
Maruti Suzuki India Ltd.	61,380	5,350,723
Motherson Sumi Systems Ltd. (b)	562,348	1,630,357
MRF Ltd.	850	926,507
Muthoot Finance Ltd.	57,780	903,039
Nestle India Ltd.	15,334	3,377,031
NTPC Ltd.	2,047,235	2,832,209
Oil & Natural Gas Corp. Ltd.	1,125,684	1,643,950
Page Industries Ltd.	2,473	990,489
Petronet LNG Ltd.	324,721	1,052,148
PI Industries Ltd.	31,684	1,074,595
Pidilite Industries Ltd. (b)	68,677	1,683,934
Piramal Enterprises Ltd.	40,981	929,799
Power Grid Corp. of India Ltd.	943,915	2,804,787
Rec Ltd.	426,306	737,422
Reliance Industries Ltd.	1,280,788	34,495,060
SBI Life Insurance Co. Ltd. (d)	202,746	2,542,573
Shree Cement Ltd. (b)	4,792	1,806,051
Shriram Transport Finance Co. Ltd.	86,097	1,563,767
Siemens India Ltd.	29,937	760,583
State Bank of India (b)	803,030	3,833,247
Sun Pharmaceutical Industries Ltd.	385,034	3,402,680
Tata Consultancy Services Ltd.	421,672	17,285,107
Tata Consumer Products Ltd. (b)	267,088	2,414,630
Tata Motors Ltd. (b)	766,135	3,012,192
Tata Steel Ltd.	301,549	4,210,407
Tech Mahindra Ltd.	287,153	3,724,012
Titan Co. Ltd.	161,662	3,256,271
Torrent Pharmaceuticals Ltd.	24,553	831,944
Trent Ltd.	69,168	725,444
Ultratech Cemco Ltd.	51,662	4,380,300
United Spirits Ltd. (b)	111,556	782,647
UPL Ltd.	225,049	1,844,335
Vedanta Ltd.	668,112	2,320,867
Wipro Ltd.	520,347	3,442,233
Yes Bank Ltd. (b)	4,569,222	897,741
Zee Entertainment Enterprises Ltd.	388,665	974,090

TOTAL INDIA		345,465,430

Indonesia - 1.2%
PT Adaro Energy Tbk	6,318,100	544,551
PT Aneka Tambang Tbk	3,560,900	613,821
PT Astra International Tbk	9,137,659	3,479,206
PT Bank Central Asia Tbk	4,451,570	9,869,265
PT Bank Mandiri (Persero) Tbk	8,448,398	3,596,999
PT Bank Negara Indonesia (Persero) Tbk	3,286,000	1,296,656
PT Bank Rakyat Indonesia Tbk	25,041,405	7,020,955
PT Barito Pacific Tbk (b)	12,701,200	879,280
PT Charoen Pokphand Indonesia Tbk	3,303,100	1,612,105
PT Gudang Garam Tbk (b)	213,300	533,065
PT Indah Kiat Pulp & Paper Tbk	1,227,100	773,043
PT Indocement Tunggal Prakarsa Tbk	646,800	575,381
PT Indofood CBP Sukses Makmur Tbk	999,900	602,224
PT Indofood Sukses Makmur Tbk	1,868,500	844,026
PT Kalbe Farma Tbk	9,573,400	954,358
PT Merdeka Copper Gold Tbk (b)	4,325,600	784,567
PT Perusahaan Gas Negara Tbk Series B	4,977,800	422,139
PT Sarana Menara Nusantara Tbk	8,187,700	646,174
PT Semen Gresik (Persero) Tbk	1,353,948	977,148
PT Telekomunikasi Indonesia Tbk Series B	22,570,865	4,986,913
PT Unilever Indonesia Tbk	3,358,195	1,394,889
PT United Tractors Tbk	748,600	1,097,377

TOTAL INDONESIA		43,504,142

Isle of Man - 0.0%
NEPI Rockcastle PLC	187,589	1,263,744
Korea (South) - 12.5%
Alteogen, Inc.	12,322	889,210
AMOREPACIFIC Corp.	14,487	3,504,251
AMOREPACIFIC Group, Inc.	13,334	876,390
BGF Retail Co. Ltd.	3,427	468,873
Celltrion Healthcare Co. Ltd.	31,245	3,134,894
Celltrion Pharm, Inc.	7,401	880,221
Celltrion, Inc. (b)	43,217	10,279,824
Cheil Worldwide, Inc.	32,420	636,351
CJ CheilJedang Corp.	3,767	1,332,268
CJ Corp.	7,282	621,876
CJ ENM Co. Ltd.	4,890	629,681
CJ Logistics Corp. (b)	4,162	638,286
Coway Co. Ltd.	22,364	1,337,904
Daewoo Shipbuilding & Marine Engineering Co. Ltd. (b)	16,222	532,378
Db Insurance Co. Ltd.	23,309	1,020,295
Doosan Bobcat, Inc.	21,866	892,606
Doosan Heavy Industries & Construction Co. Ltd. (b)	94,796	1,182,534
DuzonBizon Co. Ltd.	8,852	667,296
E-Mart Co. Ltd.	8,679	1,303,852
Fila Holdings Corp.	21,911	893,463
GS Engineering & Construction Corp.	27,324	1,078,759
GS Holdings Corp.	22,273	857,435
GS Retail Co. Ltd.	11,231	359,543
Hana Financial Group, Inc.	134,958	5,509,204
Hankook Tire Co. Ltd.	33,719	1,450,338
Hanmi Pharm Co. Ltd.	3,008	909,168
Hanon Systems	83,614	1,211,277
Hanwha Corp.	17,216	474,168
Hanwha Solutions Corp.	53,981	2,222,900
HLB, Inc.	40,458	1,197,517
Hotel Shilla Co.	14,032	1,085,388
Hyundai Engineering & Construction Co. Ltd.	35,378	1,594,459
Hyundai Fire & Marine Insurance Co. Ltd.	28,791	626,910
Hyundai Glovis Co. Ltd.	8,302	1,425,389
Hyundai Mobis	29,818	7,199,324
Hyundai Motor Co.	67,841	12,861,083
Hyundai Robotics Co. Ltd.	21,300	1,340,916
Hyundai Steel Co.	39,005	1,935,810
Industrial Bank of Korea	122,021	1,057,323
Kakao Corp.	128,775	13,070,038
Kangwon Land, Inc.	48,026	1,086,542
KB Financial Group, Inc.	177,459	8,689,734
Kia Corp.	118,089	8,131,106
KMW Co. Ltd. (b)	10,580	543,059
Korea Aerospace Industries Ltd.	32,490	947,146
Korea Electric Power Corp.	115,367	2,435,390
Korea Gas Corp.	12,677	395,632
Korea Investment Holdings Co. Ltd.	18,842	1,887,098
Korea Shipbuilding & Offshore Engineering Co. Ltd. (b)	17,486	2,400,205
Korea Zinc Co. Ltd.	3,801	1,515,941
Korean Air Lines Co. Ltd. (b)	69,795	1,678,905
KT&G Corp.	52,036	3,834,251
Kumho Petro Chemical Co. Ltd.	8,219	1,910,917
LG Chemical Ltd.	20,844	17,371,864
LG Corp. (c)	42,474	4,804,665
LG Display Co. Ltd. (b)	104,491	2,270,568
LG Electronics, Inc.	47,711	6,719,679
LG Household & Health Care Ltd.	4,559	6,274,190
LG Innotek Co. Ltd.	6,327	1,137,217
LG Telecom Ltd.	98,581	1,163,635
Lotte Chemical Corp.	7,748	2,106,263
Lotte Confectionery Co. Ltd.	11,542	377,756
Lotte Shopping Co. Ltd.	5,170	573,273
Meritz Securities Co. Ltd.	123,042	531,435
Mirae Asset Securities Co. Ltd.	135,288	1,209,786
NAVER Corp.	55,260	17,764,755
NCSOFT Corp.	7,387	5,482,715
Netmarble Corp. (d)	9,723	1,125,951
NH Investment & Securities Co. Ltd.	52,436	602,535
Orion Corp./Republic of Korea	10,614	1,110,489
Ottogi Corp.	467	231,771
Pan Ocean Co., Ltd. (Korea)	104,835	688,100
Pearl Abyss Corp. (b)	13,285	670,024
POSCO	33,333	10,835,948
POSCO Chemtech Co. Ltd.	11,861	1,580,364
S-Oil Corp.	19,499	1,518,728
S1 Corp.	7,791	567,806
Samsung Biologics Co. Ltd. (b)(d)	7,434	5,344,758
Samsung C&T Corp.	37,684	4,582,952
Samsung Card Co. Ltd.	14,342	452,724
Samsung Electro-Mechanics Co. Ltd.	25,276	4,045,860
Samsung Electronics Co. Ltd.	2,154,240	157,000,537
Samsung Engineering Co. Ltd. (b)	71,262	1,105,623
Samsung Fire & Marine Insurance Co. Ltd.	13,967	2,472,964
Samsung Heavy Industries Co. Ltd. (b)	208,554	1,398,715
Samsung Life Insurance Co. Ltd.	31,595	2,308,287
Samsung SDI Co. Ltd.	24,691	14,439,956
Samsung SDS Co. Ltd.	15,636	2,558,740
Samsung Securities Co. Ltd.	28,808	1,098,706
Seegene, Inc.	16,524	1,383,058
Shin Poong Pharmaceutical Co.	13,098	817,542
Shinhan Financial Group Co. Ltd.	197,720	7,067,492
Shinsegae Co. Ltd.	3,010	819,602
SK Biopharmaceuticals Co. Ltd. (b)	7,338	715,243
SK Chemicals Co. Ltd.	3,406	811,692
SK Holdings Co., Ltd.	15,755	3,888,454
SK Hynix, Inc.	245,141	28,059,205
SK Innovation Co., Ltd.	24,903	6,023,770
SK Telecom Co. Ltd.	17,840	4,833,388
Woori Financial Group, Inc.	247,989	2,372,825
Yuhan Corp.	22,442	1,290,393

TOTAL KOREA (SOUTH)		466,257,331

Kuwait - 0.5%
Agility Public Warehousing Co. KSC	405,586	1,275,699
Boubyan Bank KSC	383,019	832,374
Gulf Bank	715,936	515,455
Kuwait Finance House KSCP	2,173,464	5,213,718
Mabanee Co. SAKC	145,949	338,482
Mobile Telecommunication Co.	939,750	1,880,124
National Bank of Kuwait	3,186,096	8,699,924

TOTAL KUWAIT		18,755,776

Luxembourg - 0.1%
Globant SA (b)	16,971	3,889,414
Reinet Investments SCA	59,456	1,147,713

TOTAL LUXEMBOURG		5,037,127

Malaysia - 1.4%
AMMB Holdings Bhd	754,000	548,631
Axiata Group Bhd	1,270,498	1,200,544
CIMB Group Holdings Bhd	2,950,943	2,983,007
Dialog Group Bhd	1,631,365	1,210,927
DiGi.com Bhd	1,442,300	1,475,580
Fraser & Neave Holdings Bhd	64,000	468,807
Gamuda Bhd (b)	845,300	728,582
Genting Bhd	956,700	1,163,317
Genting Malaysia Bhd	1,366,640	961,036
Genting Plantations Bhd	112,500	239,806
Hap Seng Consolidated Bhd	291,500	571,541
Hartalega Holdings Bhd	769,700	1,932,002
Hong Leong Bank Bhd	297,100	1,292,717
Hong Leong Credit Bhd	111,200	450,176
IHH Healthcare Bhd	1,018,087	1,337,397
IOI Corp. Bhd	1,156,300	1,154,747
Kossan Rubber Industries Bhd	578,300	626,945
Kuala Lumpur Kepong Bhd	196,328	1,054,625
Malayan Banking Bhd	1,787,136	3,591,290
Malaysia Airports Holdings Bhd	488,300	714,178
Maxis Bhd	1,077,100	1,209,781
MISC Bhd	566,500	937,827
Nestle (Malaysia) Bhd	30,900	1,023,838
Petronas Chemicals Group Bhd	1,088,500	2,179,392
Petronas Dagangan Bhd	133,426	656,786
Petronas Gas Bhd	367,600	1,412,776
PPB Group Bhd	297,340	1,343,130
Press Metal Bhd	1,267,400	1,609,200
Public Bank Bhd	6,538,985	6,626,001
QL Resources Bhd	485,200	716,753
RHB Capital Bhd	742,160	944,122
Sime Darby Bhd	1,172,749	647,152
Sime Darby Plantation Bhd	971,549	1,076,995
Supermax Corp. Bhd	671,868	989,223
Telekom Malaysia Bhd	526,600	734,193
Tenaga Nasional Bhd	1,035,072	2,517,230
Top Glove Corp. Bhd	2,205,700	3,042,902
Westports Holdings Bhd	394,000	413,674

TOTAL MALAYSIA		51,786,830

Mexico - 1.7%
America Movil S.A.B. de CV Series L	15,478,247	10,811,927
Arca Continental S.A.B. de CV	175,900	941,804
Becle S.A.B. de CV	217,000	517,513
CEMEX S.A.B. de CV unit (b)	6,821,686	5,418,420
Coca-Cola FEMSA S.A.B. de CV unit	218,484	1,022,799
Fibra Uno Administracion SA de CV	1,422,683	1,756,494
Fomento Economico Mexicano S.A.B. de CV unit	873,791	6,767,491
Gruma S.A.B. de CV Series B	100,080	1,088,346
Grupo Aeroportuario del Pacifico S.A.B. de CV Series B (b)	172,027	1,768,421
Grupo Aeroportuario del Sureste S.A.B. de CV Series B	92,475	1,564,045
Grupo Bimbo S.A.B. de CV Series A	738,170	1,477,287
Grupo Carso SA de CV Series A1	202,300	576,730
Grupo Financiero Banorte S.A.B. de CV Series O	1,165,381	6,630,309
Grupo Financiero Inbursa S.A.B. de CV Series O (b)	1,042,400	968,454
Grupo Mexico SA de CV Series B	1,403,254	6,343,287
Grupo Televisa SA de CV	1,081,593	2,683,559
Industrias Penoles SA de CV (b)	63,320	815,436
Infraestructura Energetica Nova S.A.B. de CV (b)	247,600	1,060,584
Kimberly-Clark de Mexico SA de CV Series A	705,827	1,219,526
Megacable Holdings S.A.B. de CV unit	143,700	525,725
Orbia Advance Corp. S.A.B. de CV	484,220	1,350,567
Promotora y Operadora de Infraestructura S.A.B. de CV	101,985	788,109
Telesites S.A.B. de C.V. (b)	312,900	295,492
Wal-Mart de Mexico SA de CV Series V	2,364,456	7,739,896

TOTAL MEXICO		64,132,221

Netherlands - 0.3%
X5 Retail Group NV GDR	56,050	1,723,440
Yandex NV Class A (b)	134,846	8,885,322

TOTAL NETHERLANDS		10,608,762

Pakistan - 0.0%
Habib Bank Ltd.	35,078	28,540
MCB Bank Ltd.	168,706	178,348
Oil & Gas Development Co. Ltd.	94,373	56,279

TOTAL PAKISTAN		263,167

Peru - 0.0%
Compania de Minas Buenaventura SA sponsored ADR (b)	94,725	920,727
Philippines - 0.6%
Aboitiz Equity Ventures, Inc.	904,920	664,900
Aboitiz Power Corp.	732,055	348,489
Ayala Corp.	128,056	1,963,976
Ayala Land, Inc.	3,674,613	2,448,981
Bank of the Philippine Islands (BPI)	747,588	1,281,182
BDO Unibank, Inc.	896,961	1,914,037
Globe Telecom, Inc.	13,150	498,892
GT Capital Holdings, Inc.	43,167	469,061
International Container Terminal Services, Inc.	450,580	1,211,432
JG Summit Holdings, Inc.	1,367,243	1,492,747
Jollibee Food Corp.	206,823	753,407
Manila Electric Co.	92,570	522,676
Megaworld Corp.	5,610,500	365,789
Metro Pacific Investments Corp.	6,248,200	523,755
Metropolitan Bank & Trust Co.	775,132	705,905
PLDT, Inc.	37,790	994,094
PUREGOLD Price Club, Inc.	396,900	306,414
SM Investments Corp.	108,450	2,157,103
SM Prime Holdings, Inc.	4,575,500	3,262,465
Universal Robina Corp.	399,058	1,130,726

TOTAL PHILIPPINES		23,016,031

Poland - 0.7%
Allegro.eu SA (b)(d)	159,987	2,452,836
Bank Polska Kasa Opieki SA (b)	81,702	1,724,442
CD Projekt RED SA	30,156	1,380,560
Cyfrowy Polsat SA	134,971	1,050,668
Dino Polska SA (b)(d)	21,820	1,416,614
KGHM Polska Miedz SA (Bearer) (b)	62,027	3,182,969
LPP SA (b)	569	1,470,439
Orange Polska SA (b)	296,860	533,490
PGE Polska Grupa Energetyczna SA (b)	380,129	1,012,421
Polish Oil & Gas Co. SA	754,345	1,308,895
Polski Koncern Naftowy Orlen SA	133,034	2,340,601
Powszechna Kasa Oszczednosci Bank SA (b)	393,407	3,658,949
Powszechny Zaklad Ubezpieczen SA (b)	273,375	2,355,140
Santander Bank Polska SA (b)	15,752	932,110

TOTAL POLAND		24,820,134

Qatar - 0.7%
Barwa Real Estate Co.	932,672	829,184
Industries Qatar QSC (b)	825,514	3,056,284
Masraf al Rayan	1,581,458	1,940,663
Mesaieed Petrochemical Holding Co. (b)	2,084,381	1,104,877
Ooredoo QSC (b)	386,391	754,529
Qatar Electricity & Water Co. (b)	264,403	1,249,034
Qatar Fuel Co.	196,755	983,505
Qatar Gas Transport Co. Ltd. (Nakilat) (b)	858,151	744,784
Qatar International Islamic Bank QSC (b)	296,868	754,196
Qatar Islamic Bank (b)	509,180	2,433,324
Qatar National Bank SAQ (b)	2,053,968	10,097,783
The Commercial Bank of Qatar (b)	867,364	1,286,395

TOTAL QATAR		25,234,558

Russia - 2.5%
Alrosa Co. Ltd.	1,154,131	1,667,952
Gazprom OAO	5,319,956	16,219,853
Inter Rao Ues JSC	16,844,158	1,098,905
Lukoil PJSC	187,186	14,434,768
Magnit OJSC GDR (Reg. S)	159,532	2,247,008
MMC Norilsk Nickel PJSC	28,394	9,686,918
Mobile TeleSystems OJSC sponsored ADR	209,211	1,772,017
Moscow Exchange MICEX-RTS OAO	620,707	1,460,497
NOVATEK OAO GDR (Reg. S)	41,051	7,391,233
Novolipetsk Steel OJSC	546,226	1,929,322
PhosAgro OJSC GDR (Reg. S)	64,896	1,192,140
Polyus PJSC	15,061	2,777,696
Rosneft Oil Co. OJSC	531,181	3,711,893
Sberbank of Russia	4,842,105	19,129,873
Severstal PAO	95,391	2,250,344
Surgutneftegas OJSC	3,428,762	1,552,819
Tatneft PAO	637,668	4,300,438
VTB Bank OJSC	1,527,059,962	1,044,064

TOTAL RUSSIA		93,867,740

Saudi Arabia - 2.8%
Abdullah Al Othaim Markets Co.	18,614	667,090
Advanced Polypropylene Co.	47,037	1,018,454
Al Rajhi Bank	552,616	14,573,549
Alinma Bank	427,450	2,261,375
Almarai Co. Ltd.	115,607	1,658,487
Arab National Bank	272,850	1,655,929
Bank Al-Jazira	169,293	863,123
Bank Albilad	162,908	1,626,821
Banque Saudi Fransi	265,357	2,759,566
Bupa Arabia for Cooperative Insurance Co. (b)	27,292	841,277
Dar Al Arkan Real Estate Development Co. (b)	255,850	706,791
Dr Sulaiman Al Habib Medical Services Group Co.	17,719	714,392
Emaar The Economic City (b)	179,253	512,397
Etihad Etisalat Co. (b)	161,746	1,334,872
Jarir Marketing Co.	28,307	1,502,078
Mobile Telecommunications Co. Saudi Arabia (b)	192,035	775,268
National Industrialization Co. (b)	147,431	754,806
Rabigh Refining & Petrochemical Co. (b)	98,468	538,788
Riyad Bank	609,669	4,332,483
Sabic Agriculture-Nutrients Co.	91,957	2,574,659
Sahara International Petrochemical Co.	161,953	1,174,636
Saudi Airlines Catering Co.	18,519	376,780
Saudi Arabian Mining Co. (b)	192,376	2,939,349
Saudi Arabian Oil Co.	991,264	9,357,033
Saudi Basic Industries Corp.	405,930	13,422,036
Saudi Cement Co.	29,845	514,898
Saudi Electricity Co.	377,363	2,616,244
Saudi Industrial Investment Group	96,982	918,047
Saudi Kayan Petrochemical Co. (b)	335,904	1,630,167
Saudi Telecom Co.	272,340	9,222,756
The Co. for Cooperative Insurance	27,750	574,209
The Saudi British Bank	370,114	3,034,773
The Saudi National Bank	988,771	14,975,786
The Savola Group	120,024	1,278,587
Yanbu National Petrochemical Co.	115,580	2,252,919

TOTAL SAUDI ARABIA		105,960,425

Singapore - 0.0%
BOC Aviation Ltd. Class A (d)	100,700	908,766
South Africa - 3.6%
Absa Group Ltd.	325,483	2,748,174
African Rainbow Minerals Ltd.	39,458	737,629
Anglo American Platinum Ltd.	23,852	3,264,398
AngloGold Ashanti Ltd.	186,618	3,849,416
Aspen Pharmacare Holdings Ltd. (b)	176,545	1,966,007
Bidcorp Ltd.	152,200	3,000,657
Bidvest Group Ltd.	129,597	1,496,721
Capitec Bank Holdings Ltd.	31,176	3,195,312
Clicks Group Ltd.	113,485	1,895,264
Discovery Ltd. (b)	180,134	1,639,558
Exxaro Resources Ltd. (a)	112,396	1,181,892
FirstRand Ltd.	2,141,148	7,535,542
Gold Fields Ltd.	395,580	3,712,084
Growthpoint Properties Ltd.	1,528,319	1,530,163
Harmony Gold Mining Co. Ltd.	243,328	1,096,660
Impala Platinum Holdings Ltd.	351,318	6,564,743
Kumba Iron Ore Ltd.	29,273	1,328,826
Mr Price Group Ltd.	116,634	1,462,580
MTN Group Ltd.	764,756	4,831,370
MultiChoice Group Ltd.	199,697	1,718,337
Naspers Ltd. Class N	195,242	44,433,176
Nedbank Group Ltd.	169,957	1,732,794
Northam Platinum Ltd. (b)	160,705	2,770,187
Old Mutual Ltd.	2,118,343	1,847,753
Rand Merchant Insurance Holdings Ltd.	361,154	734,137
Remgro Ltd.	244,574	1,854,732
Sanlam Ltd.	809,556	3,127,139
Sasol Ltd. (b)	253,863	4,270,738
Shoprite Holdings Ltd.	228,357	2,276,720
Sibanye Stillwater Ltd.	1,218,932	5,670,958
Spar Group Ltd.	87,255	1,103,796
Standard Bank Group Ltd.	583,401	4,747,261
Tiger Brands Ltd.	71,164	956,868
Vodacom Group Ltd.	293,539	2,544,848
Woolworths Holdings Ltd. (b)	448,937	1,521,789

TOTAL SOUTH AFRICA		134,348,229

Taiwan - 14.0%
Accton Technology Corp.	225,000	2,560,386
Acer, Inc.	1,267,000	1,555,130
Advantech Co. Ltd.	175,066	2,230,220
ASE Technology Holding Co. Ltd.	1,460,592	6,100,812
Asia Cement Corp.	1,004,000	1,794,589
ASMedia Technology, Inc.	12,000	506,710
ASUSTeK Computer, Inc.	314,502	4,231,625
AU Optronics Corp. (b)	3,875,000	4,534,331
Catcher Technology Co. Ltd.	309,095	2,184,515
Cathay Financial Holding Co. Ltd.	3,583,809	6,707,218
Chang Hwa Commercial Bank	2,383,212	1,526,552
Cheng Shin Rubber Industry Co. Ltd.	817,000	1,581,668
Chicony Electronics Co. Ltd.	236,008	713,640
China Development Finance Holding Corp.	5,896,000	2,753,366
China Life Insurance Co. Ltd.	815,918	773,728
China Steel Corp.	5,316,289	7,476,477
Chunghwa Telecom Co. Ltd.	1,741,129	7,094,364
Compal Electronics, Inc.	1,850,000	1,655,037
CTBC Financial Holding Co. Ltd.	7,957,778	6,492,658
Delta Electronics, Inc.	875,717	9,479,492
E.SUN Financial Holdings Co. Ltd.	5,116,617	4,934,437
ECLAT Textile Co. Ltd.	86,129	1,652,000
Evergreen Marine Corp. (Taiwan) (b)	1,067,735	3,018,467
Far Eastern Textile Ltd.	1,306,000	1,553,927
Far EasTone Telecommunications Co. Ltd.	696,348	1,622,196
Feng Tay Enterprise Co. Ltd.	179,390	1,332,025
First Financial Holding Co. Ltd.	4,678,993	3,834,279
Formosa Chemicals & Fibre Corp.	1,590,149	5,172,465
Formosa Petrochemical Corp.	527,347	1,953,137
Formosa Plastics Corp.	1,725,085	6,543,532
Foxconn Technology Co. Ltd.	403,710	996,815
Fubon Financial Holding Co. Ltd.	3,002,846	6,898,648
Giant Manufacturing Co. Ltd.	131,000	1,668,850
GlobalWafers Co. Ltd.	99,000	3,060,870
Highwealth Construction Corp.	360,900	584,388
HIWIN Technologies Corp.	117,967	1,794,095
Hon Hai Precision Industry Co. Ltd. (Foxconn)	5,595,465	23,226,836
Hotai Motor Co. Ltd.	135,000	2,917,874
Hua Nan Financial Holdings Co. Ltd.	3,770,780	2,563,780
Innolux Corp.	3,683,000	3,967,017
Inventec Corp.	1,042,000	1,012,356
Largan Precision Co. Ltd.	45,451	5,058,243
Lite-On Technology Corp.	922,044	2,108,378
MediaTek, Inc.	679,615	28,818,886
Mega Financial Holding Co. Ltd.	4,937,289	5,768,563
Micro-Star International Co. Ltd.	303,000	2,000,483
Nan Ya Plastics Corp.	2,328,358	7,348,763
Nan Ya Printed Circuit Board Corp.	93,000	1,059,957
Nanya Technology Corp.	553,000	1,812,661
Nien Made Enterprise Co. Ltd.	75,000	1,213,097
Novatek Microelectronics Corp.	257,000	5,738,701
Oneness Biotech Co. Ltd. (b)	88,000	743,174
Pegatron Corp.	868,000	2,286,091
Phison Electronics Corp.	58,000	1,253,605
Pou Chen Corp.	1,085,391	1,382,713
Powertech Technology, Inc.	303,981	1,212,878
President Chain Store Corp.	257,000	2,492,288
Quanta Computer, Inc.	1,310,000	4,612,775
Realtek Semiconductor Corp.	216,000	4,112,077
Ruentex Development Co. Ltd.	414,400	787,427
Shin Kong Financial Holding Co. Ltd.	5,118,029	1,849,780
Sinopac Holdings Co.	4,542,302	2,161,840
Synnex Technology International Corp.	619,700	1,235,187
Taishin Financial Holdings Co. Ltd.	4,466,022	2,253,387
Taiwan Business Bank	2,428,472	886,399
Taiwan Cement Corp.	2,196,537	4,095,172
Taiwan Cooperative Financial Holding Co. Ltd.	4,210,088	3,224,043
Taiwan High Speed Rail Corp.	895,000	1,007,255
Taiwan Mobile Co. Ltd.	741,000	2,651,637
Taiwan Semiconductor Manufacturing Co. Ltd.	11,045,740	232,519,222
The Shanghai Commercial & Savings Bank Ltd.	1,528,420	2,376,448
Unified-President Enterprises Corp.	2,192,332	5,891,721
Unimicron Technology Corp.	542,000	2,230,453
United Microelectronics Corp.	5,248,000	10,462,695
Vanguard International Semiconductor Corp.	399,000	1,706,227
Walsin Technology Corp.	139,000	1,206,209
Win Semiconductors Corp.	149,000	1,954,142
Winbond Electronics Corp.	1,331,000	1,700,365
Wistron Corp.	1,276,251	1,493,412
Wiwynn Corp.	34,629	1,132,614
WPG Holding Co. Ltd.	727,880	1,341,414
Yageo Corp.	167,321	3,251,219
Yuanta Financial Holding Co. Ltd.	4,444,215	4,134,893

TOTAL TAIWAN		522,837,006

Thailand - 1.8%
Advanced Info Service PCL (For. Reg.)	584,200	3,207,005
Airports of Thailand PCL (For. Reg.)	1,983,100	3,947,101
Asset World Corp. PCL	785,400	120,016
B. Grimm Power PCL:
unit	44,700	61,346
(For. Reg.)	184,400	253,069
Bangkok Bank PCL:
(For. Reg.)	191,600	747,332
NVDR	6,500	25,353
Bangkok Commercial Asset Management PCL	242,900	160,634
Bangkok Commercial Asset Management PCL unit	327,100	216,317
Bangkok Dusit Medical Services PCL (For. Reg.)	4,563,800	3,179,276
Bangkok Expressway and Metro PCL	3,640,200	934,883
Berli Jucker PCL:
unit	195,300	222,573
(For. Reg)	130,200	148,382
BTS Group Holdings PCL (For. Reg.)	3,862,400	1,109,743
Bumrungrad Hospital PCL (For. Reg.)	187,600	807,011
Central Pattana PCL:
unit	193,600	324,738
(For. Reg.)	734,400	1,231,859
Central Retail Corp. PCL	1,140,324	1,281,263
Charoen Pokphand Foods PCL (For. Reg.)	1,906,800	1,775,191
CP ALL PCL (For. Reg.)	2,558,300	5,133,026
Delta Electronics PCL:
(For. Reg.)	114,600	1,302,356
NVDR	27,000	306,838
Electricity Generating PCL:
(For. Reg.)	53,000	300,305
NVDR	33,200	188,116
Energy Absolute PCL (For. Reg.)	785,100	1,537,435
Global Power Synergy Public Co. Ltd.	141,400	330,236
Global Power Synergy Public Co. Ltd. unit	131,700	307,582
Gulf Energy Development PCL (For. Reg.)	1,364,300	1,511,022
Home Product Center PCL:
unit	477,900	216,321
(For. Reg.)	1,638,400	741,619
Indorama Ventures PCL:
unit	350,200	539,634
(For. Reg.)	355,200	547,339
Intouch Holdings PCL (For. Reg.)	1,129,500	2,311,577
Kasikornbank PCL (For. Reg.)	799,300	3,387,082
Krung Thai Bank PCL (For. Reg.)	1,776,300	644,372
Krungthai Card PCL (For. Reg.)	364,900	893,214
Land & House PCL (For. Reg.)	4,369,300	1,213,305
Minor International PCL:
warrants 9/30/21 (b)	79,000	1,699
warrants 7/31/23 (b)	81,648	26,211
(For. Reg.)	1,769,173	1,703,858
Muangthai Leasing PCL	122,901	252,509
Muangthai Leasing PCL unit	105,400	216,552
Osotspa PCL	303,500	348,319
PTT Exploration and Production PCL (For. Reg.)	691,800	2,642,831
PTT Global Chemical PCL:
(For. Reg.)	809,000	1,759,543
NVDR	58,200	126,583
PTT Oil & Retail Business PCL NVDR unit	1,194,200	1,169,281
PTT PCL (For. Reg.)	5,243,600	6,733,355
Ratchaburi Electric Generating Holding PCL:
unit	123,200	199,730
(For. Reg.)	62,300	101,000
Robinsons Department Store PCL (For. Reg.) (b)	55,100	98,022
Siam Cement PCL (For. Reg.)	364,900	5,412,000
Siam Commercial Bank PCL (For. Reg.)	408,400	1,376,629
Sri Trang Gloves Thailand PCL	92,700	131,685
Sri Trang Gloves Thailand PCL unit	253,200	359,682
Srisawad Corp. PCL:
unit	66,900	178,794
warrants 8/29/25 (b)	16,016	10,437
(For. Reg.)	173,400	463,421
Thai Oil PCL (For. Reg.)	562,500	1,069,924
Thai Union Frozen Products PCL:
(For. Reg.)	275,800	133,694
NVDR	692,700	335,787
Total Access Communication PCL (For. Reg.)	208,900	219,630
True Corp. PCL (For. Reg.)	4,958,137	518,893

TOTAL THAILAND		66,754,540

Turkey - 0.3%
Akbank TAS	1,406,013	828,790
Aselsan A/S	310,907	563,322
Bim Birlesik Magazalar A/S JSC	209,878	1,647,842
Eregli Demir ve Celik Fabrikalari T.A.S.	631,616	1,452,631
Ford Otomotiv Sanayi A/S	31,771	674,660
Haci Omer Sabanci Holding A/S	428,035	418,276
Koc Holding A/S	349,868	773,798
Turk Hava Yollari AO (b)	232,778	343,877
Turk Sise ve Cam Fabrikalari A/S	584,367	530,104
Turkcell Iletisim Hizmet A/S	536,570	961,824
Turkiye Garanti Bankasi A/S	1,039,119	904,973
Turkiye Is Bankasi A/S Series C	713,747	419,864
Turkiye Petrol Rafinerileri A/S (b)	54,980	582,756
Yapi ve Kredi Bankasi A/S	1,333,601	338,283

TOTAL TURKEY		10,441,000

United Arab Emirates - 0.6%
Abu Dhabi Commercial Bank PJSC	1,268,010	2,164,470
Aldar Properties PJSC	1,767,500	1,688,993
Dubai Islamic Bank Pakistan Ltd.	835,014	1,011,615
Emaar Malls Group PJSC (b)	1,290,302	646,354
Emaar Properties PJSC (b)	1,630,250	1,655,482
Emirates NBD Bank PJSC	1,156,604	3,920,265
Emirates Telecommunications Corp.	797,110	4,596,270
First Abu Dhabi Bank PJSC	1,244,851	4,826,015

TOTAL UNITED ARAB EMIRATES		20,509,464

United States of America - 0.4%
DouYu International Holdings Ltd. ADR (b)	42,869	390,537
Li Auto, Inc. ADR (a)(b)	79,905	1,577,325
Southern Copper Corp.	37,596	2,609,538
Yum China Holdings, Inc.	180,618	11,364,485

TOTAL UNITED STATES OF AMERICA		15,941,885

TOTAL COMMON STOCKS
(Cost $2,091,779,369)		3,609,992,802

Nonconvertible Preferred Stocks - 2.1%
Brazil - 1.2%
Alpargatas SA (PN) (b)	84,400	617,301
Banco Bradesco SA (PN)	2,221,280	9,752,769
Bradespar SA (PN)	98,800	1,291,554
Centrais Eletricas Brasileiras SA (Electrobras) (PN-B)	109,505	745,482
Companhia Energetica de Minas Gerais (CEMIG) (PN)	440,027	1,121,119
Companhia Paranaense de Energia-COPEL (PN-B)	465,000	535,875
Gerdau SA	489,700	2,994,787
Itau Unibanco Holding SA	2,169,271	10,994,013
Itausa-Investimentos Itau SA (PN)	1,977,612	3,662,480
Lojas Americanas SA (PN)	419,213	1,609,850
Petroleo Brasileiro SA - Petrobras (PN) (non-vtg.)	2,198,900	9,561,403

TOTAL BRAZIL		42,886,633

Chile - 0.1%
Embotelladora Andina SA Class B	99,560	237,438
Sociedad Quimica y Minera de Chile SA (PN-B) (b)	61,640	3,247,867

TOTAL CHILE		3,485,305

Colombia - 0.0%
Bancolombia SA (PN)	207,064	1,544,716
Korea (South) - 0.7%
AMOREPACIFIC Corp.	52	4,139
Hyundai Motor Co.	9,290	884,738
Hyundai Motor Co. Series 2	15,448	1,464,292
LG Chemical Ltd.	2,825	1,125,423
LG Household & Health Care Ltd.	129	82,595
Samsung Electronics Co. Ltd.	355,008	23,269,741

TOTAL KOREA (SOUTH)		26,830,928

Russia - 0.1%
Surgutneftegas OJSC	2,991,022	1,703,957
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $52,778,865)		76,451,539
	Principal Amount	Value

Government Obligations - 0.1%
United States of America - 0.1%
U.S. Treasury Bills, yield at date of purchase 0.02% 8/5/21 (Cost $3,999,819)(e)	4,000,000	3,999,813
	Shares	Value

Money Market Funds - 1.8%
Fidelity Cash Central Fund 0.04% (f)	44,787,641	44,796,598
Fidelity Securities Lending Cash Central Fund 0.04% (f)(g)	23,801,717	23,804,097
TOTAL MONEY MARKET FUNDS
(Cost $68,600,695)		68,600,695
TOTAL INVESTMENT IN SECURITIES - 100.7%
(Cost $2,217,158,748)		3,759,044,849
NET OTHER ASSETS (LIABILITIES) - (0.7)%		(24,500,024)
NET ASSETS - 100%		$3,734,544,825

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	712	June 2021	$47,582,960	$497,702	$497,702

The notional amount of futures purchased as a percentage of Net Assets is 1.3%

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Level 3 security

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $188,448,793 or 5.0% of net assets.

 (e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $3,430,840.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$30,020
Fidelity Securities Lending Cash Central Fund	102,173
Total	$132,193

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$431,692,638	$206,623,367	$225,069,271	$--
Consumer Discretionary	642,987,499	578,578,468	63,126,241	1,282,790
Consumer Staples	203,044,872	203,044,869	--	3
Energy	173,474,842	134,500,857	38,973,985	--
Financials	662,973,558	532,168,261	130,209,534	595,763
Health Care	172,564,328	148,384,295	24,180,033	--
Industrials	160,586,444	153,420,798	2,360,981	4,804,665
Information Technology	776,581,038	489,916,120	286,662,185	2,733
Materials	315,775,844	269,771,103	46,004,741	--
Real Estate	75,618,987	75,618,987	--	--
Utilities	71,144,291	68,708,901	2,435,390	--
Government Obligations	3,999,813	--	3,999,813	--
Money Market Funds	68,600,695	68,600,695	--	--
Total Investments in Securities:	$3,759,044,849	$2,929,336,721	$823,022,174	$6,685,954
Derivative Instruments:
Assets
Futures Contracts	$497,702	$497,702	$--	$--
Total Assets	$497,702	$497,702	$--	$--
Total Derivative Instruments:	$497,702	$497,702	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of April 30, 2021. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$497,702	$0
Total Equity Risk	497,702	0
Total Value of Derivatives	$497,702	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		April 30, 2021 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $19,932,326) — See accompanying schedule: Unaffiliated issuers (cost $2,148,558,053)	$3,690,444,154
Fidelity Central Funds (cost $68,600,695)	68,600,695
Total Investment in Securities (cost $2,217,158,748)		$3,759,044,849
Cash		123,972
Foreign currency held at value (cost $5,371,060)		5,377,574
Receivable for investments sold		849
Receivable for fund shares sold		2,587,295
Dividends receivable		3,399,301
Distributions receivable from Fidelity Central Funds		35,999
Prepaid expenses		1,426
Receivable from investment adviser for expense reductions		214,653
Other receivables		534
Total assets		3,770,786,452
Liabilities
Payable for fund shares redeemed	$874,745
Accrued management fee	236,413
Payable for daily variation margin on futures contracts	800,735
Other payables and accrued expenses	10,514,384
Collateral on securities loaned	23,815,350
Total liabilities		36,241,627
Net Assets		$3,734,544,825
Net Assets consist of:
Paid in capital		$2,552,116,173
Total accumulated earnings (loss)		1,182,428,652
Net Assets		$3,734,544,825
Net Asset Value, offering price and redemption price per share ($3,734,544,825 ÷ 214,936,142 shares)		$17.38

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended April 30, 2021 (Unaudited)
Investment Income
Dividends		$31,872,221
Interest		1,355
Income from Fidelity Central Funds (including $102,173 from security lending)		132,193
Income before foreign taxes withheld		32,005,769
Less foreign taxes withheld		(3,782,233)
Total income		28,223,536
Expenses
Management fee	$1,486,549
Custodian fees and expenses	960,001
Independent trustees' fees and expenses	5,879
Registration fees	57,908
Audit	29,799
Legal	6,239
Interest	6,977
Miscellaneous	8,293
Total expenses before reductions	2,561,645
Expense reductions	(1,072,524)
Total expenses after reductions		1,489,121
Net investment income (loss)		26,734,415
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $396,306)	116,877,688
Fidelity Central Funds	(129)
Foreign currency transactions	(491,605)
Futures contracts	17,265,114
Total net realized gain (loss)		133,651,068
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers (net of increase in deferred foreign taxes of $9,166,664)	647,605,945
Assets and liabilities in foreign currencies	64,143
Futures contracts	(438,317)
Total change in net unrealized appreciation (depreciation)		647,231,771
Net gain (loss)		780,882,839
Net increase (decrease) in net assets resulting from operations		$807,617,254

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended April 30, 2021 (Unaudited)	Year ended October 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$26,734,415	$86,043,153
Net realized gain (loss)	133,651,068	(208,111,942)
Change in net unrealized appreciation (depreciation)	647,231,771	279,787,572
Net increase (decrease) in net assets resulting from operations	807,617,254	157,718,783
Distributions to shareholders	(61,451,040)	(101,087,947)
Share transactions
Proceeds from sales of shares	338,400,903	3,256,992,963
Reinvestment of distributions	59,925,572	100,106,928
Cost of shares redeemed	(974,356,518)	(3,690,094,340)
Net increase (decrease) in net assets resulting from share transactions	(576,030,043)	(332,994,449)
Total increase (decrease) in net assets	170,136,171	(276,363,613)
Net Assets
Beginning of period	3,564,408,654	3,840,772,267
End of period	$3,734,544,825	$3,564,408,654
Other Information
Shares
Sold	19,808,700	244,559,724
Issued in reinvestment of distributions	3,717,467	7,409,839
Redeemed	(55,315,943)	(285,330,039)
Net increase (decrease)	(31,789,776)	(33,360,476)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity SAI Emerging Markets Index Fund

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2021	2020	2019	2018	2017	2016 A
Selected Per–Share Data
Net asset value, beginning of period	$14.45	$13.71	$12.62	$14.80	$11.94	$10.00
Income from Investment Operations
Net investment income (loss)B	.11	.30	.42C	.36	.31	.25
Net realized and unrealized gain (loss)	3.07	.80	.99	(2.18)	2.76	1.69
Total from investment operations	3.18	1.10	1.41	(1.82)	3.07	1.94
Distributions from net investment income	(.25)	(.36)	(.32)	(.27)	(.13)	–
Distributions from net realized gain	–	–	–	(.09)	(.08)	–
Total distributions	(.25)	(.36)	(.32)	(.36)	(.21)	–
Net asset value, end of period	$17.38	$14.45	$13.71	$12.62	$14.80	$11.94
Total ReturnD,E	22.13%	8.19%	11.44%	(12.61)%	26.24%	19.40%
Ratios to Average Net AssetsF,G
Expenses before reductions	.13%H	.14%	.16%	.17%	.17%	.33%H
Expenses net of fee waivers, if any	.08%H	.08%	.08%	.08%	.09%	.11%H
Expenses net of all reductions	.08%H	.08%	.08%	.08%	.09%	.11%H
Net investment income (loss)	1.35%H	2.21%	3.12%C	2.48%	2.36%	2.67%H
Supplemental Data
Net assets, end of period (000 omitted)	$3,734,545	$3,564,409	$3,840,772	$4,257,694	$3,209,729	$1,461,386
Portfolio turnover rateI	10%H	38%	22%	3%	2%	16%H

 A For the period January 5, 2016 (commencement of operations) to October 31, 2016.

 B Calculated based on average shares outstanding during the period.

 C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.08 per share. Such dividends are not annualized in the ratio of net investment income (loss) to average net assets. Excluding such non-recurring dividend(s) the ratio of net investment income (loss) to average net assets would have been 2.51%.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended April 30, 2021

1. Organization.

Fidelity SAI Emerging Markets Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered exclusively to certain clients of Fidelity Management & Research Company LLC (FMR) or its affiliates. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005% to .01%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2021 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), market discount, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$1,647,089,950
Gross unrealized depreciation	(106,862,638)
Net unrealized appreciation (depreciation)	$1,540,227,312
Tax cost	$2,219,315,239

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$(292,935,208)
Long-term	(192,810,667)
Total capital loss carryforward	$(485,745,875)

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity SAI Emerging Markets Index Fund	193,693,370	760,236,853

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .08% of the Fund's average net assets.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity SAI Emerging Markets Index Fund	Borrower	$61,784,615.31%		$6,977

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Amount
Fidelity SAI Emerging Markets Index Fund	$3,921

During the period, there were no borrowings on this line of credit.

8. Security Lending.

Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity SAI Emerging Markets Index Fund	$8,658	$4	$–

9. Expense Reductions.

The investment adviser contractually agreed to reimburse the Fund to the extent annual operating expenses exceeded .075% of average net assets. This reimbursement will remain in place through February 28, 2022. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $1,065,216.

In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $7,308.

10. Other.

Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

At the end of the period, the following mutual funds managed by the investment adviser or its affiliates were the owners of record of 10% or more of the total outstanding shares.

	Strategic Advisers Emerging Markets Fund	Strategic Advisers Fidelity Emerging Markets Fund
Fidelity SAI Emerging Markets Index Fund	10%	16%

Mutual funds managed by the investment adviser or its affiliates, in aggregate, were the owners of record of more than 20% of the total outstanding shares.

Fund	% of shares held
Fidelity SAI Emerging Markets Index Fund	26%

11. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2020 to April 30, 2021).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value November 1, 2020	Ending Account Value April 30, 2021	Expenses Paid During Period-B November 1, 2020 to April 30, 2021
Fidelity SAI Emerging Markets Index Fund	.08%
Actual		$1,000.00	$1,221.30	$.44
Hypothetical-C		$1,000.00	$1,024.40	$.40

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage the Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund’s Board of Trustees (the Board) has designated the Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2019 through November 30, 2020. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

SV6-SANN-0621
1.9870287.105

Fidelity Flex® Funds

Fidelity Flex® International Index Fund

Semi-Annual Report

April 30, 2021

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-3455 (for managed account clients) or 1-800-835-5092 (for retirement plan participants) to request a free copy of the proxy voting guidelines.

The funds or securities referred to herein are not sponsored, endorsed, or promoted by MSCI, and MSCI bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. The prospectus contains a more detailed description of the limited relationship MSCI has with Fidelity and any related funds.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2021 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, 2020 the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, global governments and central banks took unprecedented action to help support consumers, businesses, and the broader economies, and to limit disruption to financial systems.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Top Ten Stocks as of April 30, 2021

% of fund's net assets
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan, Semiconductors & Semiconductor Equipment)	1.9
Tencent Holdings Ltd. (Cayman Islands, Interactive Media & Services)	1.7
Alibaba Group Holding Ltd. sponsored ADR (Cayman Islands, Internet & Direct Marketing Retail)	1.6
Samsung Electronics Co. Ltd. (Korea (South), Technology Hardware, Storage & Peripherals)	1.3
Nestle SA (Reg. S) (Switzerland, Food Products)	1.2
ASML Holding NV (Netherlands) (Netherlands, Semiconductors & Semiconductor Equipment)	1.0
Roche Holding AG (participation certificate) (Switzerland, Pharmaceuticals)	0.8
LVMH Moet Hennessy Louis Vuitton SE (France, Textiles, Apparel & Luxury Goods)	0.8
Novartis AG (Switzerland, Pharmaceuticals)	0.7
Toyota Motor Corp. (Japan, Automobiles)	0.6
11.6

Top Market Sectors as of April 30, 2021

% of fund's net assets
Financials	20.0
Consumer Discretionary	13.2
Information Technology	12.5
Industrials	10.5
Health Care	9.2
Materials	7.9
Consumer Staples	7.7
Communication Services	6.6
Energy	4.2
Utilities	2.5

Geographic Diversification (% of fund's net assets)

As of April 30, 2021
Japan	14.3%
United Kingdom	8.2%
Cayman Islands	7.7%
Canada	6.8%
France	6.4%
Switzerland	5.6%
Germany	5.6%
Taiwan	4.2%
Australia	4.2%
Other*	37.0%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Asset Allocation as of April 30, 2021

% of fund's net assets
Stocks and Equity Futures	100.0

Schedule of Investments April 30, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.3%
	Shares	Value
Argentina - 0.0%
Telecom Argentina SA Class B sponsored ADR	2,179	$10,089
YPF SA Class D sponsored ADR (a)	4,233	16,001

TOTAL ARGENTINA		26,090

Australia - 4.2%
Afterpay Ltd. (a)	7,451	675,297
AGL Energy Ltd.	20,090	138,204
AMP Ltd.	108,253	92,983
Ampol Ltd.	7,785	153,468
APA Group unit	38,611	298,332
Aristocrat Leisure Ltd.	20,306	581,440
ASX Ltd.	7,464	419,627
Aurizon Holdings Ltd.	72,136	208,387
AusNet Services	52,349	76,420
Australia & New Zealand Banking Group Ltd.	98,476	2,180,245
BHP Billiton Ltd.	102,522	3,731,378
BlueScope Steel Ltd.	17,165	285,883
Brambles Ltd.	54,016	432,757
Cimic Group Ltd.	3,466	51,799
Coca-Cola Amatil Ltd.	16,163	162,600
Cochlear Ltd.	2,199	376,915
Coles Group Ltd.	47,798	600,922
Commonwealth Bank of Australia	61,415	4,212,575
Computershare Ltd.	20,037	217,949
Crown Ltd.	12,124	114,131
CSL Ltd.	15,792	3,298,761
DEXUS Property Group unit	42,659	334,210
Evolution Mining Ltd.	54,787	195,410
Fortescue Metals Group Ltd.	59,283	1,031,655
Goodman Group unit	55,808	812,973
Insurance Australia Group Ltd.	83,809	316,355
Lendlease Group unit	23,252	227,664
Macquarie Group Ltd.	12,008	1,484,591
Magellan Financial Group Ltd.	4,303	160,769
Medibank Private Ltd.	87,009	206,444
Mirvac Group unit	125,396	259,851
National Australia Bank Ltd.	113,805	2,337,274
Newcrest Mining Ltd.	29,299	598,569
Northern Star Resources Ltd.	37,266	301,720
Orica Ltd.	12,526	130,846
Origin Energy Ltd.	59,469	190,578
Qantas Airways Ltd.	27,886	106,336
QBE Insurance Group Ltd.	49,007	372,240
Ramsay Health Care Ltd.	6,069	314,738
REA Group Ltd.	1,679	204,813
Rio Tinto Ltd.	13,121	1,224,555
Santos Ltd.	62,539	336,275
Scentre Group unit	178,883	374,823
SEEK Ltd.	10,604	252,987
Sonic Healthcare Ltd.	17,205	475,549
South32 Ltd.	164,042	363,945
Stockland Corp. Ltd. unit	76,700	276,522
Suncorp Group Ltd.	43,779	354,451
Sydney Airport unit (a)	44,169	210,618
Tabcorp Holdings Ltd.	74,488	285,188
Telstra Corp. Ltd.	138,518	361,738
The GPT Group unit	61,900	220,303
TPG Telecom Ltd.	12,297	52,196
Transurban Group unit	97,696	1,066,436
Treasury Wine Estates Ltd.	24,011	185,709
Vicinity Centres unit	136,928	167,190
Washington H. Soul Pattinson & Co. Ltd.	3,531	82,338
Wesfarmers Ltd.	38,972	1,624,495
Westpac Banking Corp.	125,058	2,409,953
WiseTech Global Ltd.	5,141	124,474
Woodside Petroleum Ltd.	35,288	621,429
Woolworths Group Ltd.	44,089	1,334,784

TOTAL AUSTRALIA		40,303,067

Austria - 0.1%
Erste Group Bank AG	9,737	346,507
OMV AG	5,772	284,584
Raiffeisen International Bank-Holding AG	5,223	114,221
Verbund AG	2,369	194,527
Voestalpine AG	4,654	201,989

TOTAL AUSTRIA		1,141,828

Bailiwick of Jersey - 0.5%
Experian PLC	31,779	1,225,131
Ferguson PLC	7,758	978,419
Glencore Xstrata PLC	348,103	1,417,971
Polymetal International PLC	7,549	155,823
WPP PLC	42,770	576,630

TOTAL BAILIWICK OF JERSEY		4,353,974

Belgium - 0.5%
Ageas	5,834	353,221
Anheuser-Busch InBev SA NV	26,398	1,869,837
Colruyt NV	2,257	133,856
Elia System Operator SA/NV	1,501	162,412
Galapagos Genomics NV (a)	1,429	111,255
Groupe Bruxelles Lambert SA	3,951	432,163
KBC Groep NV	8,876	689,571
Proximus	5,302	113,017
Sofina SA	508	193,117
Solvay SA Class A	2,515	319,903
UCB SA	4,372	405,046
Umicore SA	6,480	393,742

TOTAL BELGIUM		5,177,140

Bermuda - 0.3%
Alibaba Health Information Technology Ltd. (a)	134,000	408,844
Alibaba Pictures Group Ltd. (a)	290,000	42,187
Beijing Enterprises Water Group Ltd.	140,000	53,529
Brilliance China Automotive Holdings Ltd. (b)	110,000	103,376
China Gas Holdings Ltd.	98,800	356,775
China Resource Gas Group Ltd.	30,000	162,788
China Youzan Ltd. (a)	436,000	140,885
CK Infrastructure Holdings Ltd.	25,000	153,198
Cosco Shipping Ports Ltd.	43,757	36,785
Credicorp Ltd. (United States)	2,316	276,530
GOME Electrical Appliances Holdings Ltd. (a)	367,000	60,476
Hongkong Land Holdings Ltd.	39,209	194,085
Hopson Development Holdings Ltd.	18,000	70,793
Jardine Matheson Holdings Ltd.	7,635	513,377
Kunlun Energy Co. Ltd.	142,000	152,461
Nine Dragons Paper (Holdings) Ltd.	52,000	71,496
Shanghai Industrial Urban Development Group Ltd.	2,400	247
Shenzhen International Holdings Ltd.	27,143	45,216

TOTAL BERMUDA		2,843,048

Brazil - 1.0%
Ambev SA	155,900	428,778
Atacadao SA	9,700	38,785
B2W Companhia Global do Varejo (a)	7,227	89,565
B3 SA - Brasil Bolsa Balcao	72,900	691,148
Banco Bradesco SA	41,371	157,425
Banco do Brasil SA	30,800	168,060
Banco Inter SA unit	3,500	149,290
Banco Santander SA (Brasil) unit	15,100	107,106
BB Seguridade Participacoes SA	18,100	74,405
BRF SA (a)	16,300	62,385
BTG Pactual Participations Ltd. unit	6,500	128,934
CCR SA	51,300	113,705
Centrais Eletricas Brasileiras SA (Electrobras)	11,200	75,855
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP)	11,200	88,205
Companhia Siderurgica Nacional SA (CSN)	23,700	214,616
Cosan SA	7,927	131,425
CPFL Energia SA	9,500	51,330
Energisa SA unit	5,000	40,556
ENGIE Brasil Energia SA	9,450	70,753
Equatorial Energia SA	29,700	137,181
Hapvida Participacoes e Investimentos SA (c)	32,300	85,863
Hypermarcas SA	10,400	66,359
JBS SA	36,100	200,170
Klabin SA unit (a)	25,200	129,246
Localiza Rent A Car SA	19,630	232,363
Lojas Renner SA	25,130	186,900
Magazine Luiza SA	103,732	382,499
Natura & Co. Holding SA (a)	33,893	304,111
Notre Dame Intermedica Participacoes SA	17,370	259,876
Petrobras Distribuidora SA	25,600	106,084
Petroleo Brasileiro SA - Petrobras (ON)	128,644	547,064
Raia Drogasil SA	37,100	179,625
Rumo SA (a)	48,900	180,043
Sul America SA unit	10,533	63,426
Suzano Papel e Celulose SA (a)	24,822	313,791
Telefonica Brasil SA	18,000	143,150
TIM SA	20,500	46,004
Totvs SA	14,100	80,726
Ultrapar Participacoes SA	27,000	104,927
Vale SA	128,073	2,570,396
Via Varejo SA (a)	54,200	118,038
Weg SA	60,960	392,892

TOTAL BRAZIL		9,713,060

British Virgin Islands - 0.0%
Mail.Ru Group Ltd. unit (a)	3,641	81,517
Canada - 6.6%
Agnico Eagle Mines Ltd. (Canada)	8,746	546,612
Air Canada (a)	5,797	116,822
Algonquin Power & Utilities Corp.	23,412	377,708
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	30,026	1,017,437
AltaGas Ltd.	9,236	172,600
ATCO Ltd. Class I (non-vtg.)	2,618	89,862
B2Gold Corp.	34,544	166,376
Ballard Power Systems, Inc. (a)	7,254	158,400
Bank of Montreal	22,293	2,104,065
Bank of Nova Scotia	41,809	2,662,320
Barrick Gold Corp. (Canada)	62,638	1,334,653
Bausch Health Cos., Inc. (Canada) (a)	11,067	356,280
BCE, Inc.	4,830	228,307
BlackBerry Ltd. (a)(d)	17,546	155,168
Brookfield Asset Management, Inc. (Canada) Class A	44,628	2,034,338
Brookfield Renewable Corp.	4,521	187,402
CAE, Inc.	9,649	302,230
Cameco Corp.	13,692	230,140
Canadian Apartment Properties (REIT) unit	2,388	106,155
Canadian Imperial Bank of Commerce	15,192	1,579,330
Canadian National Railway Co.	24,497	2,637,341
Canadian Natural Resources Ltd.	41,817	1,269,326
Canadian Pacific Railway Ltd.	4,687	1,749,155
Canadian Tire Ltd. Class A (non-vtg.)	1,966	313,370
Canadian Utilities Ltd. Class A (non-vtg.)	4,161	118,924
CCL Industries, Inc. Class B	4,999	283,757
Cenovus Energy, Inc. (Canada)	44,150	343,746
CGI, Inc. Class A (sub. vtg.) (a)	8,167	722,582
Constellation Software, Inc.	702	1,030,272
Dollarama, Inc.	9,828	457,998
Emera, Inc.	9,462	430,087
Empire Co. Ltd. Class A (non-vtg.)	7,015	220,640
Enbridge, Inc.	70,963	2,737,140
Fairfax Financial Holdings Ltd. (sub. vtg.)	880	402,059
First Quantum Minerals Ltd.	19,511	449,698
FirstService Corp.	1,461	237,321
Fortis, Inc.	16,941	755,705
Franco-Nevada Corp.	6,775	943,809
George Weston Ltd.	3,257	287,583
GFL Environmental, Inc.	7,175	236,413
Gildan Activewear, Inc.	7,245	251,452
Great-West Lifeco, Inc.	9,404	272,675
Hydro One Ltd. (c)	10,621	254,648
iA Financial Corp, Inc.	3,492	196,653
IGM Financial, Inc.	3,008	107,384
Imperial Oil Ltd.	8,204	236,946
Intact Financial Corp.	4,755	632,040
Inter Pipeline Ltd.	14,680	214,022
Keyera Corp.	7,559	172,870
Kinross Gold Corp.	43,139	303,586
Kirkland Lake Gold Ltd.	8,900	330,686
Loblaw Companies Ltd.	5,937	329,659
Lundin Mining Corp.	23,231	280,666
Magna International, Inc. Class A (sub. vtg.)	9,969	941,465
Manulife Financial Corp.	68,109	1,487,244
Metro, Inc. Class A (sub. vtg.)	8,352	382,691
National Bank of Canada	11,746	853,942
Northland Power, Inc.	6,780	233,548
Nutrien Ltd.	20,021	1,105,174
Onex Corp. (sub. vtg.)	2,551	170,786
Open Text Corp.	9,190	432,752
Pan American Silver Corp.	7,296	232,159
Parkland Corp.	4,784	153,661
Pembina Pipeline Corp.	18,832	581,285
Power Corp. of Canada (sub. vtg.)	18,715	545,090
Quebecor, Inc. Class B (sub. vtg.)	6,318	169,882
Restaurant Brands International, Inc.	8,332	572,187
Restaurant Brands International, Inc.	1,853	127,134
RioCan (REIT)	4,479	76,596
Ritchie Bros. Auctioneers, Inc.	3,529	224,491
Rogers Communications, Inc. Class B (non-vtg.)	11,922	587,201
Royal Bank of Canada	48,752	4,652,888
Saputo, Inc.	9,636	306,213
Shaw Communications, Inc. Class B	18,348	531,415
Shopify, Inc. Class A (a)	3,817	4,505,622
SSR Mining, Inc.	7,785	123,569
Sun Life Financial, Inc.	20,557	1,109,006
Suncor Energy, Inc.	54,470	1,165,046
TC Energy Corp.	33,285	1,646,716
Teck Resources Ltd. Class B (sub. vtg.)	16,014	338,872
TELUS Corp.	13,626	282,686
The Toronto-Dominion Bank	62,216	4,277,144
Thomson Reuters Corp.	6,149	570,251
TMX Group Ltd.	1,942	214,005
Toromont Industries Ltd.	3,150	251,149
West Fraser Timber Co. Ltd.	2,920	225,447
Wheaton Precious Metals Corp.	16,154	670,132
WSP Global, Inc.	3,800	394,577
Yamana Gold, Inc.	32,084	146,958

TOTAL CANADA		63,425,402

Cayman Islands - 7.7%
21Vianet Group, Inc. ADR (a)	2,946	82,223
3SBio, Inc. (a)(c)	53,000	50,218
51job, Inc. sponsored ADR (a)	893	54,964
AAC Technology Holdings, Inc.	25,500	141,555
Abu Dhabi Islamic Bank	41,084	54,023
Agile Property Holdings Ltd.	34,000	53,313
Airtac International Group	4,000	168,903
AK Medical Holdings Ltd. (c)	10,000	15,577
Alibaba Group Holding Ltd. sponsored ADR (a)	65,556	15,140,158
Anta Sports Products Ltd.	39,000	700,396
ASM Pacific Technology Ltd.	9,900	150,136
Autohome, Inc. ADR Class A	1,910	177,114
Baidu.com, Inc. sponsored ADR (a)	9,411	1,979,416
Baozun, Inc. sponsored ADR (a)(d)	1,892	65,671
BeiGene Ltd. ADR (a)	1,623	557,565
Bilibili, Inc. ADR (a)	5,713	633,343
Bosideng International Holdings Ltd.	80,000	40,681
Budweiser Brewing Co. APAC Ltd. (c)	63,900	201,956
Chailease Holding Co. Ltd.	39,981	289,002
China Aoyuan Group Ltd.	29,000	30,166
China Conch Venture Holdings Ltd.	63,500	300,425
China East Education Holdings Ltd. (c)	13,500	31,527
China Education Group Holdings Ltd.	21,000	50,717
China Evergrande Group	63,000	106,734
China Feihe Ltd. (c)	45,000	128,319
China Hongqiao Group Ltd.	52,000	82,340
China Liansu Group Holdings Ltd.	39,000	98,306
China Literature Ltd. (a)(c)	12,200	127,218
China Medical System Holdings Ltd.	49,000	113,546
China Meidong Auto Holding Ltd.	16,000	80,023
China Mengniu Dairy Co. Ltd.	102,000	546,259
China Overseas Property Holdings Ltd.	30,000	30,434
China Resources Cement Holdings Ltd.	94,000	102,498
China Resources Land Ltd.	108,000	506,788
China State Construction International Holdings Ltd.	50,000	35,145
China Yuhua Education Corp. Ltd. (c)	28,000	26,566
CIFI Holdings Group Co. Ltd.	93,655	83,795
CK Asset Holdings Ltd.	86,000	539,732
CK Hutchison Holdings Ltd.	95,500	783,155
Country Garden Holdings Co. Ltd.	281,827	335,606
Country Garden Services Holdings Co. Ltd.	49,000	514,113
Dali Foods Group Co. Ltd. (c)	62,500	37,173
Daqo New Energy Corp. ADR (a)	1,645	132,406
ENN Energy Holdings Ltd.	29,500	502,823
ESR Cayman Ltd. (a)(c)	58,600	200,294
Ever Sunshine Lifestyle Services Group Ltd.	26,000	64,333
GDS Holdings Ltd. ADR (a)	3,287	272,722
Geely Automobile Holdings Ltd.	210,000	544,752
Genscript Biotech Corp.	34,000	78,787
Greentown China Holdings Ltd.	24,000	28,920
Greentown Service Group Co. Ltd.	60,000	95,626
GSX Techedu, Inc. ADR (a)	2,573	82,207
Haidilao International Holding Ltd. (c)	27,000	175,012
Haitian International Holdings Ltd.	29,000	118,162
Hansoh Pharmaceutical Group Co. Ltd. (c)	48,000	207,319
Hengan International Group Co. Ltd.	23,000	149,084
Huazhu Group Ltd. ADR (a)	5,898	347,746
Hutchison China Meditech Ltd. sponsored ADR (a)	2,034	57,542
HUYA, Inc. ADR (a)(d)	2,245	39,557
Innovent Biologics, Inc. (a)(c)	36,000	391,156
iQIYI, Inc. ADR (a)	9,273	136,406
JD Health International, Inc. (c)	9,000	140,195
JD.com, Inc. sponsored ADR (a)	30,183	2,334,957
Jiayuan International Group Ltd.	11	5
Jinxin Fertility Group Ltd. (c)	50,000	128,737
Jiumaojiu International Holdings Ltd. (c)	26,000	108,783
JOYY, Inc. ADR	2,284	217,117
Kaisa Group Holdings Ltd.	66,285	28,843
KE Holdings, Inc. ADR (a)	4,624	240,679
Kingboard Chemical Holdings Ltd.	28,500	168,775
Kingboard Laminates Holdings Ltd.	35,500	88,753
Kingdee International Software Group Co. Ltd.	85,000	281,227
Kingsoft Cloud Holdings Ltd. ADR	1,528	67,110
Kingsoft Corp. Ltd.	31,000	219,497
Koolearn Technology Holding Ltd. (a)(c)	5,500	10,578
Kuaishou Technology Class B (c)	6,600	223,462
KWG Property Holding Ltd.	37,000	59,446
Lee & Man Paper Manufacturing Ltd.	34,000	29,633
Legend Biotech Corp. ADR (a)	5	151
Li Ning Co. Ltd.	75,500	616,227
Logan Property Holdings Co. Ltd.	38,000	60,465
Longfor Properties Co. Ltd. (c)	68,500	427,257
Lufax Holding Ltd. ADR (a)	5,062	60,238
Meituan Class B (a)(c)	125,100	4,799,305
Melco Crown Entertainment Ltd. sponsored ADR (a)	7,330	141,396
Microport Scientific Corp.	23,000	166,110
Ming Yuan Cloud Group Holdings Ltd.	14,000	65,064
Minth Group Ltd.	26,000	105,603
Momo, Inc. ADR	5,774	84,647
NetEase, Inc. ADR	14,625	1,638,878
New Oriental Education & Technology Group, Inc. sponsored ADR	54,433	830,648
NIO, Inc. sponsored ADR (a)	44,618	1,777,581
Noah Holdings Ltd. sponsored ADR (a)	840	37,002
Pinduoduo, Inc. ADR (a)	13,658	1,829,216
Ping An Healthcare and Technology Co. Ltd. (a)(c)	20,900	244,846
RLX Technology, Inc. ADR (d)	3,423	37,276
Sands China Ltd. (a)	83,200	395,234
Seazen Group Ltd.	80,000	85,482
Shenzhou International Group Holdings Ltd.	29,600	651,170
Shimao Property Holdings Ltd.	44,000	127,450
Silergy Corp.	3,000	314,010
Sino Biopharmaceutical Ltd.	382,250	411,887
Smoore International Holdings Ltd. (c)	21,000	148,827
SSY Group Ltd.	128,000	78,931
Sunac China Holdings Ltd.	91,000	354,382
Sunny Optical Technology Group Co. Ltd.	24,600	599,818
TAL Education Group ADR (a)	13,458	766,433
Tencent Holdings Ltd.	199,200	15,890,590
Tencent Music Entertainment Group ADR (a)	12,520	218,098
Tingyi (Cayman Islands) Holding Corp.	70,000	125,982
Tongcheng-Elong Holdings Ltd. (a)	34,800	87,272
Topsports International Holdings Ltd. (c)	36,000	48,663
Trip.com Group Ltd. ADR (a)	18,157	709,576
Uni-President China Holdings Ltd.	52,000	63,329
Vinda International Holdings Ltd.	9,000	32,036
Vipshop Holdings Ltd. ADR (a)	15,902	489,305
Want Want China Holdings Ltd.	216,000	156,555
Weibo Corp. sponsored ADR (a)	1,615	81,396
Weimob, Inc. (a)(c)	53,000	117,084
WH Group Ltd. (c)	330,000	288,462
Wharf Real Estate Investment Co. Ltd.	57,000	328,010
Wuxi Biologics (Cayman), Inc. (a)(c)	114,500	1,607,328
Wynn Macau Ltd. (a)	55,600	106,938
Xiaomi Corp. Class B (a)(c)	499,400	1,581,570
Xinyi Glass Holdings Ltd.	58,000	205,710
Xinyi Solar Holdings Ltd.	154,638	258,800
XPeng, Inc. ADR (a)(d)	5,634	168,513
Yadea Group Holdings Ltd. (c)	30,000	65,656
Yihai International Holding Ltd.	16,000	155,927
Zai Lab Ltd. ADR (a)	2,617	434,972
Zhen Ding Technology Holding Ltd.	22,000	83,450
Zhenro Properties Group Ltd.	37,000	24,960
Zhongsheng Group Holdings Ltd. Class H	20,000	151,524
ZTO Express, Inc. sponsored ADR	13,956	448,825

TOTAL CAYMAN ISLANDS		74,005,515

Chile - 0.1%
Banco de Chile	1,588,106	170,043
Banco de Credito e Inversiones	2,002	92,969
Banco Santander Chile	2,338,942	128,345
Cencosud SA	68,119	141,417
Cencosud Shopping SA	12,482	20,372
Colbun SA	196,203	33,679
Compania Cervecerias Unidas SA	3,868	35,593
Empresas CMPC SA	38,149	106,010
Empresas COPEC SA	12,023	129,478
Enel Americas SA	704,756	100,320
Enel Chile SA	989,338	67,512
Falabella SA	27,588	124,601

TOTAL CHILE		1,150,339

China - 3.2%
360 Security Technology, Inc. (A Shares)	21,300	41,491
A-Living Services Co. Ltd. (H Shares) (c)	15,000	69,132
Accelink Technologies Co. Ltd. (A Shares)	1,000	3,434
Addsino Co. Ltd. (A Shares)	2,300	6,040
AECC Aero-Engine Control Co. Ltd. (A Shares)	1,600	4,484
AECC Aviation Power Co. Ltd.	3,100	18,145
Agricultural Bank of China Ltd.:
(A Shares)	224,000	110,728
(H Shares)	904,000	351,463
Aier Eye Hospital Group Co. Ltd. (A Shares)	7,546	86,820
Air China Ltd.:
(A Shares)	29,300	37,024
(H Shares)	32,000	25,377
Aluminum Corp. of China Ltd.:
(A shares) (a)	64,900	44,513
(H Shares) (a)	78,000	40,305
Angel Yeast Co. Ltd. (A Shares)	1,200	10,885
Anhui Conch Cement Co. Ltd.:
(A Shares)	8,200	62,106
(H Shares)	44,500	266,103
Anhui Gujing Distillery Co. Ltd. (B Shares)	13,700	183,901
Anhui Kouzi Distillery Co. Ltd. (A Shares)	900	8,653
Apeloa Pharmaceutical Co. Ltd. A Shares	1,800	8,648
Asymchem Laboratories Tianjin Co. Ltd. (A Shares)	300	15,242
Autobio Diagnostics Co. Ltd.	400	7,550
AVIC Aircraft Co. Ltd. (A Shares)	3,800	14,118
Avic Aviation High-Technology Co. Ltd. (A Series)	7,700	28,559
AVIC Capital Co. Ltd. (A Shares)	11,800	7,073
AVIC Electromechanical Systems Co. Ltd. (A Shares)	4,900	7,380
AVIC Jonhon OptronicTechnology Co. Ltd.	1,500	15,798
AVIC Shenyang Aircraft Co. Ltd. (A Shares)	1,600	14,271
AviChina Industry & Technology Co. Ltd. (H Shares)	74,000	47,633
Avicopter PLC (A Shares)	800	6,290
Bank of Beijing Co. Ltd. (A Shares)	28,200	20,736
Bank of Chengdu Co. Ltd. (A Shares)	4,600	8,477
Bank of China Ltd.:
(A Shares)	196,600	98,702
(H Shares)	2,540,000	1,010,408
Bank of Communications Co. Ltd.:
(A Shares)	50,700	37,672
(H Shares)	317,000	202,825
Bank of Hangzhou Co. Ltd. (A Shares)	7,900	20,185
Bank of Jiangsu Co. Ltd. (A Shares)	19,760	21,581
Bank of Nanjing Co. Ltd. (A Shares)	13,200	18,698
Bank of Ningbo Co. Ltd. (A Shares)	17,000	110,900
Bank of Shanghai Co. Ltd. (A Shares)	18,818	23,779
Baoshan Iron & Steel Co. Ltd. (A Shares)	41,900	55,858
BBMG Corp. (A Shares)	10,900	4,681
Beijing BDStar Navigation Co. Ltd. (A Shares) (a)	1,200	7,530
Beijing Capital International Airport Co. Ltd. (H Shares)	46,000	33,459
Beijing Dabeinong Technology Group Co. Ltd. (A Shares)	5,900	7,428
Beijing E-Hualu Information Technology Co. Ltd. (A Shares)	840	3,191
Beijing Enlight Media Co. Ltd. (A Shares)	4,000	8,039
Beijing Kunlun Tech Co. Ltd. (A Shares)	1,600	4,585
Beijing New Building Materials PLC (A Shares)	2,300	16,400
Beijing Oriental Yuhong Waterproof Technology Co. Ltd. (A Shares)	3,150	28,106
Beijing Originwater Technology Co. Ltd. (A Shares)	4,300	4,670
Beijing Shiji Information Technology Co. Ltd. (A Shares)	1,200	5,292
Beijing Shunxin Agriculture Co. Ltd.	1,100	8,437
Beijing Sinnet Technology Co. Ltd. (A Shares)	2,200	4,792
Beijing Thunisoft Corp. Ltd. (A Shares)	1,100	3,042
Beijing Tiantan Biological Products Corp. Ltd. (A Shares)	1,800	10,032
Beijing Yanjing Brewery Co. Ltd. (A Shares)	4,200	4,795
Beijing-Shanghai High Speed Railway Co. Ltd. (A Shares)	32,800	29,793
Betta Pharmaceuticals Co. Ltd. (A Shares)	600	9,917
BGI Genomics Co. Ltd.	600	11,978
BOE Technology Group Co. Ltd. (A Shares)	64,700	73,260
By-Health Co. Ltd. (A Shares)	2,300	11,618
BYD Co. Ltd.:
(A Shares)	2,600	63,688
(H Shares)	29,000	603,041
C&S Paper Co. Ltd. (A Shares)	1,900	9,052
Caitong Securities Co. Ltd.	5,100	7,870
Cansino Biologics, Inc. (H Shares) (a)(c)	2,200	110,173
CGN Power Co. Ltd. (H Shares) (c)	263,000	60,606
Chacha Food Co. Ltd. (A Shares)	700	5,834
Changchun High & New Technology Industry Group, Inc. (A Shares)	800	61,494
Changjiang Securities Co. Ltd. (A Shares)	7,600	8,500
Changzhou Xingyu Automotive Lighting Systems Co. Ltd. (A Shares)	700	21,019
Chaozhou Three-Circle Group Co. (A Shares)	2,400	16,053
Chengdu Kanghong Pharmaceutical Group Co. Ltd. (A Shares)	1,100	3,669
Chifeng Jilong Gold Mining Co. Ltd. (A Shares) (a)	4,500	10,538
China Aerospace Times Electronics Co. Ltd. (A Shares)	3,800	4,009
China Avionics Systems Co. Ltd. (A Shares)	1,900	4,411
China Bohai Bank Co. Ltd. (H Shares) (c)	71,000	32,083
China Cinda Asset Management Co. Ltd. (H Shares)	356,000	70,121
China CITIC Bank Corp. Ltd.:
(A Shares)	8,100	6,482
(H Shares)	280,000	146,709
China Communications Services Corp. Ltd. (H Shares)	60,000	26,031
China Construction Bank Corp.:
(A Shares)	123,000	127,874
(H Shares)	3,226,000	2,546,416
China Eastern Airlines Corp. Ltd.:
(A Shares)	119,300	96,199
(H Shares)	30,000	13,170
China Everbright Bank Co. Ltd.:
(A Shares)	59,000	34,451
(H Shares)	120,000	50,208
China Film Co. Ltd. (A Shares)	2,200	4,805
China Fortune Land Development Co. Ltd. (A Shares)	5,460	4,698
China Galaxy Securities Co. Ltd.:
(A Shares)	6,200	9,558
(H Shares)	103,000	61,394
China Gezhouba Group Co. Ltd. (A Shares)	6,300	6,919
China Great Wall Securities Co. Ltd. (A Shares)	3,000	4,667
China Greatwall Technology Group Co. Ltd. (A Shares)	5,000	9,122
China Huarong Asset Management Co. Ltd. (b)(c)	250,000	32,828
China International Capital Corp. Ltd. (H Shares) (c)	52,800	132,684
China International Travel Service Corp. Ltd. (A Shares)	4,400	212,058
China Jushi Co. Ltd. (A Shares)	5,000	13,918
China Life Insurance Co. Ltd.:
(A Shares)	4,500	22,988
(H Shares)	249,000	504,760
China Longyuan Power Grid Corp. Ltd. (H Shares)	111,000	163,476
China Merchants Bank Co. Ltd.:
(A Shares)	27,300	222,246
(H Shares)	152,000	1,225,941
China Merchants Energy Shipping Co. Ltd. (A Shares)	9,200	6,978
China Merchants Property Operation & Service Co. Ltd. (A Shares)	1,400	4,563
China Merchants Securities Co. Ltd. (A Shares)	25,050	72,439
China Merchants Shekou Industrial Zone Holdings Co. Ltd. (A Shares)	8,900	15,976
China Minsheng Banking Corp. Ltd.:
(A Shares)	20,300	14,739
(H Shares)	257,400	132,217
China Molybdenum Co. Ltd.:
(A Shares)	25,700	23,066
(H Shares)	108,000	73,272
China National Accord Medicines Corp. Ltd. (A Shares)	500	3,229
China National Building Materials Co. Ltd. (H Shares)	125,000	181,198
China National Chemical Engineering Co. Ltd. (A Shares)	6,600	6,423
China National Medicines Corp. Ltd. (A Shares)	1,100	6,265
China National Nuclear Power Co. Ltd. (A Shares)	17,000	13,708
China National Software & Service Co. Ltd. (A Shares)	700	4,994
China Northern Rare Earth Group High-Tech Co. Ltd. (a)	11,000	34,579
China Oilfield Services Ltd. (H Shares)	54,000	49,775
China Pacific Insurance (Group) Co. Ltd.	25,700	130,574
China Pacific Insurance (Group) Co. Ltd. (H Shares)	78,200	282,890
China Petroleum & Chemical Corp.:
(A Shares)	62,300	41,190
(H Shares)	798,000	393,578
China Railway Group Ltd.:
(A Shares)	37,000	30,807
(H Shares)	126,000	65,208
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd. (A Shares)	1,500	5,791
China Shenhua Energy Co. Ltd.:
(A Shares)	7,300	21,663
(H Shares)	132,500	275,983
China Shipbuilding Industry Co. (A Shares) (a)	31,200	19,712
China South Publishing & Media Group Co. Ltd. (A Shares)	2,400	3,785
China Southern Airlines Ltd.:
(A Shares) (a)	32,900	32,272
(H Shares) (a)	32,000	21,751
China State Construction Engineering Corp. Ltd. (A Shares)	79,700	60,820
China Tower Corp. Ltd. (H Shares) (c)	1,548,000	223,200
China TransInfo Technology Co. Ltd. (A Shares)	2,100	4,856
China Vanke Co. Ltd.:
(A Shares)	13,100	57,006
(H Shares)	61,600	215,702
China Yangtze Power Co. Ltd. (A Shares)	53,800	165,967
China Zheshang Bank Co. Ltd.	26,600	16,231
Chongqing Brewery Co. Ltd. (A Shares)	700	17,018
Chongqing Changan Automobile Co. Ltd. (A Shares) (a)	5,400	13,655
Chongqing Fuling Zhacai Group Co. Ltd. Group (A Shares)	1,100	6,788
Chongqing Rural Commercial Bank Co. Ltd. (H Shares)	79,000	33,562
Chongqing Zhifei Biological Products Co. Ltd. (A Shares)	2,800	97,514
CITIC Securities Co. Ltd.:
(A Shares)	13,500	49,737
(H Shares)	106,500	256,935
Contemporary Amperex Technology Co. Ltd.	5,100	305,811
COSCO Shipping Energy Transportation Co. Ltd.:
(A Shares)	5,200	4,892
(H Shares)	30,000	13,131
COSCO SHIPPING Holdings Co. Ltd.:
(A Shares) (a)	37,900	107,023
(H Shares) (a)	68,500	122,577
CSC Financial Co. Ltd. (A Shares)	3,500	15,468
Da An Gene Co. Ltd. of Sun Yat-Sen University (A Shares)	1,210	6,267
Daqin Railway Co. Ltd. (A Shares)	20,400	21,681
DaShenLin Pharmaceutical Group Co. Ltd.	1,500	17,522
DHC Software Co. Ltd. (A Shares)	4,300	4,537
Dong E-E-Jiao Co. Ltd. (A Shares)	1,300	7,139
Dongfang Electric Corp. Ltd. (A Shares)	3,900	6,862
Dongfeng Motor Group Co. Ltd. (H Shares)	96,000	83,422
Dongxing Securities Co. Ltd. (A Shares)	3,700	5,893
East Money Information Co. Ltd. (A Shares)	14,660	73,011
Ecovacs Robotics Co. Ltd. Class A (a)	1,700	43,071
Eve Energy Co. Ltd. (A shares)	2,471	33,846
Everbright Securities Co. Ltd. (A Shares)	5,300	12,273
Fangda Carbon New Material Co. Ltd. (A Shares)	5,740	7,883
FAW Jiefang Group Co. Ltd. (A Shares) (a)	7,300	12,472
Fiberhome Telecommunication Technologies Co. Ltd. (A Shares)	1,700	4,688
Financial Street Holdings Co. Ltd. (A Shares)	3,700	3,544
First Capital Securities Co. Ltd. (A Shares)	5,200	5,245
Focus Media Information Technology Co. Ltd. (A Shares)	28,100	46,794
Foshan Haitian Flavouring & Food Co. Ltd. (A Shares)	4,800	125,682
Founder Securities Co. Ltd. (A Shares) (a)	11,200	15,935
Foxconn Industrial Internet Co. Ltd. (A Shares)	8,100	17,217
Fu Jian Anjoy Foods Co. Ltd. (A Shares)	600	23,357
Fujian Sunner Development Co. Ltd. A Shares	1,900	7,760
Fuyao Glass Industries Group Co. Ltd.:
(A Shares)	2,500	19,823
(H Shares) (c)	20,000	116,250
G-bits Network Technology Xiamen Co. Ltd. (A Shares)	100	7,075
GCL System Integration Technology Co. Ltd. (a)	7,700	3,699
GEM Co. Ltd. (A Shares)	6,800	10,504
Gemdale Corp. (A Shares)	6,100	11,081
GF Securities Co. Ltd.:
(A Shares)	9,600	22,022
(H Shares)	39,800	57,693
Giant Network Group Co. Ltd. (A Shares)	2,200	4,656
Gigadevice Semiconductor Beijing, Inc. (A Shares)	600	17,910
GoerTek, Inc. (A Shares)	6,100	35,525
Great Wall Motor Co. Ltd. (H Shares)	110,500	273,414
Greenland Holdings Corp. Ltd. (A Shares)	10,900	9,547
GRG Banking Equipment Co. Ltd. (A Shares)	3,400	6,786
Guangdong Haid Group Co. Ltd. (A Shares)	3,500	45,092
Guangdong HEC Technology Holding Co. Ltd. (A Shares) (a)	4,100	2,970
Guangdong Hongda Blasting Co. Ltd. (A Shares)	1,000	4,291
Guangdong Kinlong Hardware Products Co. Ltd. (A Shares)	700	20,478
Guangdong Xinbao Electrical Appliances Holdings Co. Ltd.	1,700	9,832
Guanghui Energy Co. Ltd. (A Shares) (a)	9,000	4,240
Guangzhou Automobile Group Co. Ltd.	17,400	29,997
Guangzhou Automobile Group Co. Ltd. (H Shares)	82,000	69,989
Guangzhou Baiyun International Airport Co. Ltd. (A Shares)	3,000	5,635
Guangzhou Baiyunshan Pharma Health (A Shares)	2,200	10,413
Guangzhou Haige Communications Group (A Shares)	3,300	5,062
Guangzhou Kingmed Diagnostics Group Co. Ltd. (A Shares)	600	13,372
Guangzhou R&F Properties Co. Ltd. (H Shares)	60,600	77,547
Guangzhou Shiyuan Electronic Technology Co. Ltd. (A Shares)	900	18,535
Guangzhou Tinci Materials Technology Co. Ltd. (A Shares)	2,380	24,780
Guangzhou Wondfo Biotech Co. Ltd. (A Shares)	500	7,834
Guangzhou Yuexiu Financial Holdings Group Co. Ltd. (A Shares)	4,300	8,562
Guolian Securities Co. Ltd. (a)	3,400	7,290
Guosen Securities Co. Ltd. (A Shares)	5,400	8,759
Guotai Junan Securities Co. Ltd.:
(A Shares)	11,200	28,651
(H Shares) (c)	6,200	8,828
Guoxuan High Tech Co. Ltd. (A Shares) (a)	2,700	14,490
Guoyuan Securities Co. Ltd. (A Shares)	6,110	7,249
Haier Smart Home Co. Ltd. (a)	70,000	302,790
Haier Smart Home Co. Ltd. (A Shares)	12,400	63,461
Haitong Securities Co. Ltd.:
(A Shares)	12,400	21,205
(H Shares)	99,200	88,757
Hangzhou First Applied Material Co. Ltd. (A Shares)	1,400	19,780
Hangzhou Robam Appliances Co. Ltd. (A Shares)	1,300	7,705
Hangzhou Silan Microelectronics Co. Ltd. (A Shares)	2,000	11,125
Hangzhou Tigermed Consulting Co. Ltd.:
(A Shares)	1,000	24,177
(H Shares) (a)(c)	4,800	94,298
Hefei Meiya Optoelectronic Technology, Inc. (A Shares)	900	6,676
Heilongjiang Agriculture Co. Ltd. (A Shares)	2,600	6,085
Henan Billions Chemicals Co. Ltd. (A Shares)	4,000	20,916
Henan Shuanghui Investment & Development Co. Ltd. (A Shares)	4,700	26,602
Hengli Petrochemical Co. Ltd. (A Shares)	7,900	36,184
Hengtong Optic-electric Co. Ltd. (A Shares)	2,700	4,826
Hengyi Petrochemical Co. Ltd. (A Shares)	3,800	7,731
Hesteel Co. Ltd. (A Shares) (a)	13,900	5,475
Hithink RoyalFlush Information Network Co. Ltd. (A Shares)	800	13,421
Hongfa Technology Co. Ltd. (A Shares)	1,000	8,638
Huaan Securities Co. Ltd. (A Shares)	5,100	4,798
Huadian Power International Corp. Ltd.:
(A Shares)	2,800	1,471
(H Shares)	26,000	7,966
Huadong Medicine Co. Ltd. (A Shares)	2,600	21,142
Huagong Tech Co. Ltd. (A Shares)	1,500	4,676
Hualan Biological Engineer, Inc. (A Shares)	2,610	16,966
Huaneng Power International, Inc.:
(A Shares)	10,900	7,106
(H Shares)	132,000	47,581
Huatai Securities Co. Ltd.:
(A Shares)	10,300	25,330
(H Shares) (c)	66,600	95,170
HUAXI Securities Co. Ltd.	12,200	17,602
Huaxia Bank Co. Ltd. (A Shares)	16,800	16,194
Huaxin Cement Co. Ltd. (A Shares)	1,900	6,445
Huayu Automotive Systems Co. Ltd. (A Shares)	4,400	17,754
Hubei Biocause Pharmaceutical Co. Ltd. (A Shares)	6,500	3,836
Hubei Jumpcan Pharmaceutical Co. Ltd. (A Shares)	1,600	4,765
Hunan Valin Steel Co. Ltd. (A Shares)	8,200	9,956
Hundsun Technologies, Inc. (A Shares)	2,230	31,654
iFlytek Co. Ltd. (A Shares)	3,000	23,621
Industrial & Commercial Bank of China Ltd.:
(A Shares)	224,700	178,066
(H Shares)	2,006,000	1,306,731
Industrial Bank Co. Ltd. (A Shares)	36,200	121,571
Industrial Securities Co. Ltd. (A Shares)	9,000	12,638
Ingenic Semiconductor Co. Ltd. (A Shares) (a)	900	9,802
Inner Mongoli Yili Industries Co. Ltd. (A Shares)	11,500	72,747
Inner Mongolia Baotou Steel Union Co. Ltd. (A Shares) (a)	62,400	14,170
Inner Mongolia First Machinery Group Co. Ltd. (A Shares)	2,500	4,001
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd. (A Shares)	11,800	10,554
Inspur Electronic Information Industry Co. Ltd. (A Shares)	2,045	8,533
Intco Medical Technology Co. Ltd. (A Shares)	700	18,442
JA Solar Technology Co. Ltd. (A Shares) (a)	2,300	9,255
Jafron Biomedical Co. Ltd. (A Shares)	1,100	16,398
Jason Furniture Hangzhou Co. Ltd. (A Shares)	1,600	19,835
JCET Group Co. Ltd. (A Shares) (a)	10,900	61,963
Jiangsu Changshu Rural Commercial Bank Co. Ltd.	4,200	4,503
Jiangsu Expressway Co. Ltd. (H Shares)	30,000	35,377
Jiangsu Hengli Hydraulic Co. Ltd.	2,676	35,550
Jiangsu Hengrui Medicine Co. Ltd. (A Shares)	9,660	125,497
Jiangsu King's Luck Brewery JSC Ltd. (A Shares)	1,800	14,857
Jiangsu Shagang Co. Ltd. (A Shares)	3,100	4,712
Jiangsu Yanghe Brewery JSC Ltd. (A Shares)	2,800	83,263
Jiangsu Yangnong Chemical Co. Ltd. (A Shares)	400	6,922
Jiangsu Yuyue Medical Equipment & Supply Co. Ltd. (A Shares)	1,400	6,877
Jiangsu Zhongnan Construction Group Co. Ltd. (A Shares)	5,200	5,687
Jiangsu Zhongtian Technology Co. Ltd. (A Shares)	4,400	6,946
Jiangxi Copper Co. Ltd.:
(A Shares)	3,400	13,950
(H Shares)	38,000	92,948
Jiangxi Ganfeng Lithium Co. Ltd.	1,500	25,370
Jiangxi Zhengbang Technology Co. Ltd. (A Shares)	3,600	8,192
Jilin Aodong Pharmaceutical Group Co. Ltd. (A Shares)	2,600	6,113
Jinke Properties Group Co. Ltd. (A Shares)	7,200	7,341
Jinyu Bio-Technology Co. Ltd. (A Shares)	1,700	5,730
JiuGui Liquor Co. Ltd. (A Shares)	800	24,558
Joincare Pharmaceutical Group Industry Co. Ltd. (A Shares)	3,100	7,039
Jointown Pharmaceutical Group (A Shares) (a)	2,600	6,808
Jonjee Hi-Tech Industrial & Commercial Holding Co. Ltd. (A Shares)	1,100	7,932
Joyoung Co. Ltd. (A Shares)	1,000	4,912
Juewei Food Co. Ltd.	800	10,666
Kingfa Sci & Tech Co. Ltd. (A Shares)	6,900	24,281
Kuang-Chi Technologies Co. Ltd. (A Shares) (a)	4,100	11,913
Kweichow Moutai Co. Ltd. (A Shares)	2,700	836,998
Lakala Payment Co. Ltd. (A Shares)	2,300	11,604
Laobaixing Pharmacy Chain JSC (A Shares)	560	4,641
Legend Holdings Corp. rights (a)(b)	438	73
Lens Technology Co. Ltd. (A Shares)	16,300	65,794
Leo Group Co. Ltd. (A Shares)	9,400	3,572
Lepu Medical Technology Beijing Co. Ltd. (A Shares)	2,400	11,897
Leyard Optoelectronic Co. Ltd. (A Shares)	3,800	4,209
Liaoning Chengda Co. Ltd. (A Shares)	2,100	7,312
Lingyi iTech Guangdong Co. (A Shares)	8,400	10,692
Livzon Pharmaceutical Group, Inc. (A Shares)	1,000	7,260
LONGi Green Energy Technology Co. Ltd.	6,600	101,342
Luenmei Quantum Co. Ltd. (A Shares)	2,000	2,808
Luxshare Precision Industry Co. Ltd. (A Shares)	12,193	69,615
Luzhou Laojiao Co. Ltd. (A Shares)	2,700	106,599
Maccura Biotechnology Co. Ltd. (A Shares)	1,500	11,016
Mango Excellent Media Co. Ltd. (A Shares)	5,700	59,919
Maxscend Microelectronics Co. Ltd. (A Shares)	540	35,637
Meinian Onehealth Healthcare Holdings Co. Ltd. (A Shares) (a)	5,600	10,640
Metallurgical Corp. China Ltd. (A Shares)	23,900	11,371
Midea Group Co. Ltd. (A Shares)	12,900	159,758
Muyuan Foodstuff Co. Ltd. (A Shares)	6,800	118,815
Nanji E-Commerce Co. Ltd. (A Shares)	3,400	4,244
Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd.	1,170	8,323
Nanjing Securities Co. Ltd. (A Shares)	4,600	6,971
Nanyang Topsec Technologies Group, Inc. (a)	1,600	4,479
NARI Technology Co. Ltd. (A Shares)	10,500	51,871
NAURA Technology Group Co. Ltd.	700	17,909
NavInfo Co. Ltd. (A Shares)	2,800	6,155
New China Life Insurance Co. Ltd.	11,800	88,607
New China Life Insurance Co. Ltd. (H Shares)	18,300	70,559
New Hope Liuhe Co. Ltd. (A Shares)	5,800	14,891
Ninestar Corp. (A Shares)	1,500	5,881
Ningbo Joyson Electronic Corp. (A shares)	1,800	5,041
Ningbo Tuopu Group Co. Ltd. (A Shares)	1,400	7,331
Nongfu Spring Co. Ltd. (H Shares) (c)	9,600	50,856
Northeast Securities Co. Ltd. (A Shares)	3,400	4,317
O-film Tech Co. Ltd. (A Shares)	3,800	4,978
Oceanwide Holdings Co., Ltd. (A Shares)	6,000	2,549
Offcn Education Technology Co. A Shares	2,200	8,666
Offshore Oil Enginering Co. Ltd. (A Shares)	6,300	4,233
Oppein Home Group, Inc. (A Shares)	560	14,429
Orient Securities Co. Ltd. (A Shares)	8,000	10,887
Ovctek China, Inc. (A Shares)	800	14,355
Pangang Group Vanadium Titanium & Resources Co. Ltd. (A Shares) (a)	11,700	4,030
People's Insurance Co. of China Group Ltd.:
(A Shares)	30,600	28,645
(H Shares)	269,000	92,117
Perfect World Co. Ltd. (A Shares)	2,550	8,394
PetroChina Co. Ltd.:
(A Shares)	52,400	34,402
(H Shares)	696,000	253,572
Pharmaron Beijing Co. Ltd. (H Shares) (c)	3,700	76,737
PICC Property & Casualty Co. Ltd. (H Shares)	224,000	220,028
Ping An Bank Co. Ltd. (A Shares)	34,300	123,403
Ping An Insurance Group Co. of China Ltd.:
(A Shares)	14,400	161,273
(H Shares)	215,500	2,349,440
Poly Developments & Holdings (A Shares)	23,500	50,823
Poly Property Development Co. Ltd. (H Shares)	2,800	20,492
Postal Savings Bank of China Co. Ltd.	89,100	70,058
Postal Savings Bank of China Co. Ltd. (H Shares) (c)	327,000	213,011
Power Construction Corp. of China Ltd. (A Shares)	20,800	12,274
Proya Cosmetics Co. Ltd. (A Shares)	300	8,469
Qianhe Condiment and Food Co. Ltd. (A Shares)	2,200	11,181
Qingdao Rural Commercial Bank Corp. (A Shares)	8,100	5,368
Risesun Real Estate Development Co. Ltd. (A Shares)	6,000	5,709
Rongsheng Petrochemical Co. Ltd. (A Shares)	16,900	73,960
SAIC Motor Corp. Ltd. (A Shares)	14,400	44,623
Sanan Optoelectronics Co. Ltd. (A Shares)	5,600	21,713
Sangfor Technologies, Inc.	1,400	59,147
Sanquan Food Co. Ltd. (A Shares)	2,400	7,378
Sany Heavy Industry Co. Ltd. (A Shares)	15,200	72,507
SDIC Capital Co. Ltd.	4,800	9,602
SDIC Power Holdings Co. Ltd. (A Shares)	19,500	29,822
Sealand Securities Co. Ltd. (A Shares)	7,700	5,008
Seazen Holdings Co. Ltd. (A Shares)	7,400	51,486
SF Holding Co. Ltd. (A Shares)	12,000	119,286
SG Micro Corp. (A Shares)	200	8,104
Shaanxi Coal Industry Co. Ltd. (A Shares)	11,300	19,638
Shandong Buchang Pharmaceuticals Co. Ltd. (A Shares)	2,200	7,762
Shandong Gold Mining Co. Ltd.:
(A Shares)	21,140	63,222
(H Shares) (c)	31,500	57,828
Shandong Hualu Hengsheng Chemical Co. Ltd. (A Shares)	2,200	13,257
Shandong Linglong Tyre Co. Ltd. (A Shares)	1,600	13,735
Shandong Nanshan Aluminum Co. Ltd. (A Shares)	15,500	9,147
Shandong Pharmaceutical Glass Co. Ltd. (A Shares)	1,700	10,756
Shandong Sinocera Functional Material Co. Ltd. (A Shares)	1,300	9,941
Shandong Sun Paper Industry JSC Ltd. (A Shares)	3,600	8,909
Shandong Weigao Medical Polymer Co. Ltd. (H Shares)	80,000	179,408
Shanghai Bairun Investment Holding Group Co. Ltd. (A Shares)	1,400	26,929
Shanghai Baosight Software Co. Ltd. (A Shares)	1,100	10,773
Shanghai Construction Group Co. Ltd. (A Shares)	11,298	5,061
Shanghai Electric Group Co. Ltd. (A Shares) (a)	16,600	13,104
Shanghai Electric Power Co. Ltd. (A Shares)	3,400	3,698
Shanghai Fosun Pharmaceutical (Group) Co. Ltd. (H Shares)	20,500	130,240
Shanghai International Airport Co. Ltd. (A Shares)	1,400	10,627
Shanghai International Port Group Co. Ltd. (A Shares)	12,400	8,869
Shanghai Jahwa United Co. Ltd. (A Shares)	1,000	9,114
Shanghai Jinjiang International Hotels Co. Ltd. (A Shares)	1,100	10,399
Shanghai Lujiazui Finance Trust Ltd. (B Shares)	361,461	326,399
Shanghai M&G Stationery, Inc. (A Shares)	1,200	16,943
Shanghai Oriental Pearl Media Co. Ltd.	4,700	6,389
Shanghai Pharmaceuticals Holding Co. Ltd.:
(A Shares)	2,500	8,643
(H Shares)	24,100	54,853
Shanghai Pudong Development Bank Co. Ltd. (A Shares)	50,900	79,021
Shanghai Putailai New Energy Technology Co. Ltd.	840	10,520
Shanghai RAAS Blood Products Co. Ltd. (A Shares)	7,100	8,763
Shanghai Yuyuan Tourist Mart Group Co. Ltd.	4,400	8,014
Shanghai Zhangjiang High Ltd. (A Shares)	2,500	7,017
Shanxi Lu'an Environmental Energy Development Co. Ltd. (A Shares)	4,000	5,530
Shanxi Meijin Energy Co. Ltd. (A Shares) (a)	5,800	7,042
Shanxi Securities Co. Ltd. (A Shares)	5,070	5,240
Shanxi Taigang Stainless Steel Co. Ltd. (A Shares)	8,000	7,872
Shanxi Xinghuacun Fen Wine Factory Co. Ltd. (A Shares)	1,600	101,398
Shanxi Xishan Coal & Electricity Power Co. Ltd. (A Shares)	5,330	4,636
Shenergy Co. Ltd. (A Shares)	6,400	5,606
Shengyi Technology Co. Ltd.	3,500	12,614
Shennan Circuits Co. Ltd. (A Shares)	640	7,848
Shenwan Hongyuan Group Co. Ltd. (A Shares)	49,000	34,213
Shenzhen Airport Co. Ltd. (A Shares)	2,900	3,821
Shenzhen Capchem Technology Co. Ltd. (A Shares)	1,100	13,088
Shenzhen Energy Group Co. Ltd. (A Shares)	5,040	6,594
Shenzhen Goodix Technology Co. Ltd. (A Shares)	600	10,548
Shenzhen Hepalink Pharmaceutical Group Co. Ltd. (A Shares)	1,600	4,004
Shenzhen Inovance Technology Co. Ltd. (A Shares)	3,200	44,217
Shenzhen Kaifa Technology Co. Ltd. (A Shares)	2,000	5,336
Shenzhen Kangtai Biological Products Co. Ltd.	900	25,122
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. (A Shares)	1,800	129,672
Shenzhen MTC Co. Ltd. (A Shares) (a)	11,600	10,393
Shenzhen Overseas Chinese Town Co. Ltd. (A Shares)	11,100	15,964
Shenzhen Salubris Pharmaceuticals Co. Ltd. (A Shares)	2,000	11,305
Shenzhen SC New Energy Technology Corp. (A Shares)	800	13,651
Shenzhen Sunway Communication Co. Ltd. (A Shares)	1,400	6,079
Shijiazhuang Yiling Pharmaceutical Co. Ltd. (A Shares)	1,700	7,366
Siasun Robot & Automation Co. Ltd. (A Shares) (a)	2,200	3,280
Sichuan Chuantou Energy Co. Ltd. (A Shares)	19,100	33,223
Sichuan Kelun Pharmaceutical Co. Ltd. (A Shares)	2,400	8,056
Sichuan Swellfun Co. Ltd. (A Shares)	800	12,642
Sinolink Securities Co. Ltd. (A Shares)	8,100	15,128
Sinoma Science & Technology Co. Ltd. (A Shares)	4,600	15,605
Sinopec Shanghai Petrochemical Co. Ltd.:
(A Shares)	8,500	4,819
(H Shares)	6,000	1,491
Sinopharm Group Co. Ltd. (H Shares)	46,800	145,200
Sinotrans Ltd.	5,900	4,448
Sinotrans Ltd. (H Shares)	19,000	8,683
SKSHU Paint Co. Ltd. (A Shares)	600	21,961
Songcheng Performance Development Co. Ltd. (A Shares)	4,720	15,844
Soochow Securities Co. Ltd. (A Shares)	5,500	6,729
Southwest Securities Co. Ltd. (A Shares)	7,600	5,283
Spring Airlines Co. Ltd. (A Shares)	1,200	11,919
STO Express Co. Ltd.	2,200	2,923
Sungrow Power Supply Co. Ltd. (A Shares)	2,800	38,885
Suning.com Co. Ltd. (A Shares)	12,800	13,169
Sunshine City Group Co. Ltd. (A Shares)	5,500	4,868
Sunwoda Electronic Co. Ltd. (A Shares)	2,300	7,646
Suofeiya Home Collection Co. Ltd. (A Shares)	1,300	5,848
Suzhou Dongshan Precision Manufacturing Co. Ltd. (A Shares)	2,300	6,196
Suzhou Gold Mantis Consolidated Co. Ltd.	3,800	5,430
Tangshan Jidong Cement Co. Ltd. A Shares	2,000	4,332
TBEA Co. Ltd. (A Shares)	5,400	10,285
TCL Corp. (A Shares)	30,400	42,265
The Pacific Securities Co. Ltd. (A Shares) (a)	9,800	5,616
Thunder Software Technology Co. Ltd. (A Shares)	600	12,452
Tianfeng Securities Co. Ltd. (A Shares)	9,800	7,130
Tianjin 712 Communication & Broadcasting Co. Ltd.	1,100	5,244
Tianjin Chase Sun Pharmaceutical Co. Ltd. (A Shares)	4,400	2,970
Tianjin Zhonghuan Semiconductor Co. Ltd. (A Shares)	3,900	16,646
Tianma Microelectronics Co. Ltd. (A Shares)	2,900	6,227
Tianshui Huatian Technology Co. Ltd. (A Shares)	3,800	7,514
Toly Bread Co. Ltd.	800	6,086
TongFu Microelectronics Co. Ltd. (A Shares) (a)	1,600	5,282
Tonghua Dongbao Pharmaceutical Co. Ltd. (A Shares)	3,400	6,959
Tongkun Group Co. Ltd. (A Shares)	2,600	9,193
Tongling Nonferrous Metals Group Co. Ltd. (A Shares)	13,400	5,899
Tongwei Co. Ltd. (A Shares)	5,500	29,932
Topchoice Medical Corp. (a)	500	24,191
Transfar Zhilian Co. Ltd.	4,400	4,153
TravelSky Technology Ltd. (H Shares)	27,000	59,299
Tsingtao Brewery Co. Ltd.:
(A Shares)	500	7,029
(H Shares)	16,000	145,216
Unigroup Guoxin Microelectronics Co. Ltd.	900	16,282
Unisplendour Corp. Ltd. (A Shares)	3,920	11,063
Universal Scientific Industrial Shanghai Co. Ltd. (A Shares)	2,000	5,005
Visionox Technology, Inc. (A Shares) (a)	1,900	2,759
Walvax Biotechnology Co. Ltd. (A Shares)	2,200	21,240
Wangfujing Group Co. Ltd.	1,700	8,769
Wangsu Science & Technology Co. Ltd. (A Shares)	3,600	3,086
Wanhua Chemical Group Co. Ltd. (A Shares)	5,600	88,877
Weichai Power Co. Ltd.:
(A Shares)	8,900	24,898
(H Shares)	82,000	189,804
Weifu High-Technology Group Co. Ltd. (A Shares)	1,200	4,519
Weihai Guangwei Composites Co. Ltd. (A Shares)	700	6,829
Wens Foodstuffs Group Co. Ltd. (A Shares)	13,260	29,476
Western Securities Co. Ltd. (A Shares)	5,100	6,641
Will Semiconductor Ltd.	2,200	102,807
Wingtech Technology Co. Ltd. (A Shares)	1,200	15,812
Winning Health Technology Group Co. Ltd. (A Shares)	2,990	6,998
Wuchan Zhongda Group Co. Ltd.	6,700	4,782
Wuhan Guide Infrared Co. Ltd. (A Shares)	2,210	11,904
Wuhan Humanwell Hi-Tech Industry Co. Ltd.	3,600	18,307
Wuhu Sanqi Interactive Entertainment Network Technology Group Co. Ltd. (A Shares)	2,900	9,882
Wuhu Token Science Co. Ltd. (A Shares)	3,400	3,971
Wuliangye Yibin Co. Ltd. (A Shares)	8,300	365,413
WUS Printed Circuit Kunshan Co. Ltd. (A Shares)	2,400	5,368
WuXi AppTec Co. Ltd.	4,300	105,449
WuXi AppTec Co. Ltd. (H Shares) (c)	10,804	255,504
Wuxi Lead Intelligent Equipment Co. Ltd. (A Shares)	1,200	16,387
Wuxi Taiji Industry Co. Ltd. (A Shares)	3,000	3,601
XCMG Construction Machinery Co. Ltd. (A Shares)	11,000	12,540
Xiamen C&D, Inc. (A Shares)	4,100	5,136
Xiamen Intretech, Inc.	1,020	6,410
Xiamen Tungsten Co. Ltd. (A Shares)	2,000	5,966
Xinhu Zhongbao Co. Ltd. (A Shares)	11,600	5,519
Xinjiang Goldwind Science & Technology Co. Ltd.:
(A Shares)	3,436	6,470
(H Shares)	32,816	54,075
Yantai Eddie Precision Machinery Co. Ltd. (A Shares)	1,500	14,162
Yantai Jereh Oilfield Services (A Shares)	1,400	7,139
Yanzhou Coal Mining Co. Ltd.:
(A Shares)	5,800	11,639
(H Shares)	46,000	54,896
Yealink Network Technology Corp. Ltd.	1,050	11,356
Yifan Pharmaceutical Co. Ltd. (A Shares)	2,000	5,527
Yifeng Pharmacy Chain Co. Ltd.	700	9,716
Yihai Kerry Arawana Holdings Co. Ltd. (A Series)	3,900	47,341
Yintai Gold Co. Ltd. (A Shares)	3,920	5,190
Yonghui Superstores Co. Ltd. (A Shares)	13,100	11,272
Yonyou Network Technology Co. Ltd. (A Shares)	6,620	33,951
Youngor Group Co. Ltd. (A Shares)	6,400	7,346
YTO Express Group Co. Ltd. (A Shares)	6,100	11,100
Yuan Longping High-tech Agriculture Co. Ltd. (A Shares) (a)	1,900	4,960
Yunda Holding Co. Ltd. (A Shares)	3,380	8,406
Yunnan Baiyao Group Co. Ltd. (A Shares)	2,600	43,196
Yunnan Energy New Material Co. Ltd.	1,100	22,863
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. (A Shares)	900	47,174
Zhaojin Mining Industry Co. Ltd. (H Shares)	26,000	23,598
Zhejiang Century Huatong Group Co. Ltd. (A Shares)	6,840	7,005
Zhejiang Chint Electric Co. Ltd. (A Shares)	2,900	14,913
Zhejiang Dahua Technology Co. Ltd. (A Shares)	4,200	15,221
Zhejiang Dingli Machinery Co. Ltd. (A Shares)	700	7,936
Zhejiang Expressway Co. Ltd. (H Shares)	34,000	29,589
Zhejiang Huahai Pharmaceutical Co. Ltd. (A Shares)	2,090	7,012
Zhejiang Huayou Cobalt Co. Ltd. (A Shares) (a)	1,600	20,210
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd. (A Shares)	1,800	10,755
Zhejiang Juhua Co. Ltd. (A Shares)	3,900	5,265
Zhejiang Longsheng Group Co. Ltd. (A Shares)	4,700	9,867
Zhejiang NHU Co. Ltd. (A Shares)	5,800	35,041
Zhejiang Sanhua Intelligent Controls Co. Ltd. (A Shares)	8,040	26,603
Zhejiang Semir Garment Co. Ltd. (A Shares)	3,200	5,789
Zhejiang Supor Co. Ltd.	800	9,318
Zhejiang Weixing New Building Materials Co. Ltd. (A Shares)	2,300	8,357
Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd.	800	9,067
Zhengzhou Yutong Bus Co. Ltd. (A Shares)	3,100	6,517
Zheshang Securities Co. Ltd.	3,900	6,856
ZhongAn Online P & C Insurance Co. Ltd. (H Shares) (a)(c)	11,800	69,879
Zhongji Innolight Co. Ltd. (A Shares)	900	4,756
Zhongjin Gold Co. Ltd. (A Shares)	4,900	6,479
Zhongtian Financial Group Co. Ltd. (A Shares) (a)	9,600	4,108
Zhuzhou CRRC Times Electric Co. Ltd. (H Shares)	16,800	67,046
Zijin Mining Group Co. Ltd.:
(A Shares)	27,600	47,027
(H Shares)	212,000	298,578
Zoomlion Heavy Industry Science and Technology Co. Ltd.:
(A Shares)	9,700	17,696
(H Shares)	50,200	69,538
ZTE Corp.:
(A Shares)	4,100	18,336
(H Shares)	34,800	87,092

TOTAL CHINA		30,725,567

Colombia - 0.0%
Bancolombia SA	10,612	78,940
Ecopetrol SA	195,525	115,128
Grupo de Inversiones Suramerica SA	5,724	29,220
Interconexion Electrica SA ESP	16,125	91,853

TOTAL COLOMBIA		315,141

Cyprus - 0.0%
TCS Group Holding PLC unit	3,878	224,190
Czech Republic - 0.0%
CEZ A/S	5,153	143,612
Komercni Banka A/S (a)	2,493	75,621
MONETA Money Bank A/S (a)(c)	20,946	77,899

TOTAL CZECH REPUBLIC		297,132

Denmark - 1.5%
A.P. Moller - Maersk A/S:
Series A	122	286,982
Series B	200	497,526
Ambu A/S Series B	5,412	303,262
Carlsberg A/S Series B	3,422	600,540
Christian Hansen Holding A/S (a)	3,817	350,882
Coloplast A/S Series B	4,314	714,569
Danske Bank A/S	22,548	430,335
Demant A/S (a)	3,592	180,140
DSV Panalpina A/S	7,139	1,592,177
Genmab A/S (a)	2,305	845,919
GN Store Nord A/S	4,636	418,525
H Lundbeck A/S	2,172	66,999
Novo Nordisk A/S Series B	59,821	4,412,845
Novozymes A/S Series B	7,418	528,041
ORSTED A/S (c)	6,661	971,571
Pandora A/S	3,273	371,463
Rockwool International A/S Series B	266	119,423
Tryg A/S	10,781	246,718
Vestas Wind Systems A/S	34,550	1,442,237

TOTAL DENMARK		14,380,154

Egypt - 0.0%
Commercial International Bank SAE	43,001	156,517
Commercial International Bank SAE sponsored GDR	3,236	11,828
Eastern Tobacco Co.	26,982	20,348
Elsewedy Electric Co.	73,812	37,943

TOTAL EGYPT		226,636

Finland - 0.7%
Elisa Corp. (A Shares)	5,413	307,102
Fortum Corp.	15,081	396,165
Kesko Oyj	9,883	301,086
Kone OYJ (B Shares)	11,670	916,737
Neste Oyj	14,284	865,516
Nokia Corp. (a)	198,182	938,780
Nordea Bank ABP (Stockholm Stock Exchange)	112,095	1,161,818
Orion Oyj (B Shares)	3,626	160,555
Sampo Oyj (A Shares)	16,276	773,125
Stora Enso Oyj (R Shares)	19,654	376,410
UPM-Kymmene Corp.	19,394	758,950
Wartsila Corp.	14,628	188,791

TOTAL FINLAND		7,145,035

France - 6.4%
Accor SA (a)	6,412	258,014
Aeroports de Paris SA	1,003	128,665
Air Liquide SA	16,256	2,737,549
Alstom SA (a)	9,368	511,602
Amundi SA (c)	1,795	159,911
Arkema SA	2,401	300,207
Atos Origin SA	3,394	231,034
AXA SA (d)	66,700	1,883,945
bioMerieux SA	1,392	165,546
BNP Paribas SA	39,092	2,506,491
Bollore SA	28,285	142,824
Bouygues SA	8,002	342,871
Bureau Veritas SA	9,605	287,189
Capgemini SA	5,560	1,018,719
Carrefour SA	20,508	397,081
CNP Assurances	6,143	107,569
Compagnie de St. Gobain	17,607	1,110,916
Compagnie Generale des Etablissements Michelin SCA Series B	5,910	855,181
Covivio	1,874	167,174
Credit Agricole SA	40,780	631,085
Danone SA	21,641	1,527,628
Dassault Aviation SA	72	78,425
Dassault Systemes SA	4,536	1,052,235
Edenred SA	8,279	469,304
EDF SA	20,782	302,820
Eiffage SA	3,061	335,330
ENGIE	64,035	952,318
Essilor International SA	9,839	1,637,125
Eurazeo SA	1,157	96,397
Faurecia SA	4,230	228,340
Gecina SA	1,735	253,750
Getlink SE	16,751	266,438
Hermes International SCA	1,077	1,351,795
Iliad SA	538	97,668
Ipsen SA	1,335	129,107
Kering SA	2,621	2,100,206
Klepierre SA	6,655	176,501
L'Oreal SA	8,653	3,543,148
La Francaise des Jeux SAEM (c)	2,862	146,649
Legrand SA	9,338	909,355
LVMH Moet Hennessy Louis Vuitton SE	9,534	7,182,444
Natixis SA	31,376	153,301
Orange SA	69,354	863,681
Orpea (a)	1,796	231,147
Pernod Ricard SA	7,244	1,486,643
Publicis Groupe SA	7,792	504,557
Remy Cointreau SA	697	139,270
Renault SA	6,730	271,256
Safran SA	11,242	1,678,528
Sanofi SA (d)	39,165	4,106,152
Sartorius Stedim Biotech	913	419,304
Schneider Electric SA	18,642	2,974,441
SCOR SE	5,050	163,380
SEB SA	1,018	185,419
Societe Generale Series A	29,161	829,549
Sodexo SA (a)	2,896	289,331
SR Teleperformance SA	2,042	788,299
Suez Environnement SA	11,561	276,038
Thales SA	3,780	385,283
Total SA	87,979	3,888,479
Ubisoft Entertainment SA (a)	3,363	252,374
Valeo SA	8,019	259,724
Veolia Environnement SA	17,850	568,480
VINCI SA	18,071	1,982,927
Vivendi SA	28,698	1,000,563
Wendel SA	765	101,813
Worldline SA/France (a)(c)	8,403	824,668

TOTAL FRANCE		61,405,163

Germany - 5.2%
adidas AG	6,622	2,044,860
Allianz SE	14,179	3,688,906
BASF AG	31,730	2,558,927
Bayer AG	34,222	2,214,338
Bayerische Motoren Werke AG (BMW)	11,107	1,113,673
Bechtle AG	856	174,282
Beiersdorf AG	3,560	401,819
Brenntag AG	5,288	474,778
Carl Zeiss Meditec AG	1,448	255,123
Commerzbank AG	31,943	210,873
Continental AG	3,881	524,476
Covestro AG (c)	6,596	431,553
Daimler AG (Germany)	29,390	2,616,492
Delivery Hero AG (a)(c)	4,497	713,931
Deutsche Bank AG (a)	69,843	974,541
Deutsche Borse AG	6,579	1,133,446
Deutsche Lufthansa AG (a)	10,244	132,248
Deutsche Post AG	34,244	2,016,875
Deutsche Telekom AG	114,441	2,202,423
Deutsche Wohnen AG (Bearer)	11,258	609,072
E.ON AG	78,267	943,412
Evonik Industries AG	6,594	230,853
Fresenius Medical Care AG & Co. KGaA	7,613	606,195
Fresenius SE & Co. KGaA	14,973	735,893
GEA Group AG	4,869	213,721
Hannover Reuck SE	1,975	365,189
HeidelbergCement AG	4,966	455,062
HelloFresh AG (a)	5,162	428,215
Henkel AG & Co. KGaA	3,865	384,282
Hochtief AG	764	71,626
Infineon Technologies AG	45,222	1,813,428
KION Group AG	2,533	252,577
Knorr-Bremse AG	2,359	289,283
Lanxess AG	3,272	240,825
LEG Immobilien AG	2,290	318,540
Merck KGaA	4,330	760,819
MTU Aero Engines AG	1,814	457,767
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	4,882	1,412,467
Nemetschek Se	1,959	146,023
Puma AG	3,354	353,717
Rational AG	161	134,255
RWE AG	22,459	851,622
SAP SE	36,034	5,045,506
Scout24 AG (c)	4,250	353,275
Siemens AG	26,405	4,405,276
Siemens Healthineers AG (c)	9,134	521,395
Symrise AG	4,515	582,984
TeamViewer AG (a)(c)	5,657	269,053
Telefonica Deutschland Holding AG	30,030	87,298
Uniper SE	7,877	287,324
United Internet AG	3,898	164,070
Volkswagen AG	1,120	355,751
Vonovia SE	19,905	1,307,578
Vonovia SE rights 5/20/21 (a)(e)	17,592	35,743
Zalando SE (a)(c)	5,376	559,334

TOTAL GERMANY		49,932,994

Greece - 0.0%
Ff Group (a)(b)	256	369
Hellenic Telecommunications Organization SA	7,745	131,384
Jumbo SA	3,890	72,724
OPAP SA	6,339	97,169

TOTAL GREECE		301,646

Hong Kong - 1.9%
AIA Group Ltd.	419,400	5,323,266
Bank of East Asia Ltd.	50,366	105,819
Beijing Enterprises Holdings Ltd.	23,000	75,208
BOC Hong Kong (Holdings) Ltd.	123,000	433,871
BYD Electronic International Co. Ltd.	24,000	127,759
China Everbright International Ltd.	131,888	83,027
China Everbright Ltd.	84,000	100,570
China Jinmao Holdings Group Ltd.	152,000	57,726
China Merchants Holdings International Co. Ltd.	42,131	67,581
China Overseas Land and Investment Ltd.	134,500	340,416
China Power International Development Ltd.	161,000	36,894
China Resources Beer Holdings Co. Ltd.	54,000	436,227
China Resources Pharmaceutical Group Ltd. (c)	90,000	60,828
China Resources Power Holdings Co. Ltd.	56,000	73,535
China Taiping Insurance Group Ltd.	54,600	101,500
China Traditional Chinese Medicine Holdings Co. Ltd.	156,000	89,169
CITIC Pacific Ltd.	194,000	204,296
CLP Holdings Ltd.	54,000	533,019
CSPC Pharmaceutical Group Ltd.	313,760	388,577
Far East Horizon Ltd.	58,000	66,454
Fosun International Ltd.	122,500	176,312
Galaxy Entertainment Group Ltd.	77,000	678,034
Guangdong Investment Ltd.	94,000	144,732
Hang Lung Properties Ltd.	74,000	201,963
Hang Seng Bank Ltd.	25,700	504,554
Henderson Land Development Co. Ltd.	47,010	209,095
Hong Kong & China Gas Co. Ltd.	350,777	562,663
Hong Kong Exchanges and Clearing Ltd.	41,849	2,532,140
Hua Hong Semiconductor Ltd. (a)(c)	16,000	100,003
i-CABLE Communications Ltd. (a)	531	5
Lenovo Group Ltd.	260,000	357,478
Link (REIT)	68,205	644,930
MTR Corp. Ltd.	51,945	289,559
New World Development Co. Ltd.	47,267	250,095
PCCW Ltd.	200,064	115,901
Power Assets Holdings Ltd.	51,500	316,581
Shenzhen Investment Ltd.	73,881	27,107
Sino Land Ltd.	108,997	161,929
Sinotruk Hong Kong Ltd.	20,000	49,229
SJM Holdings Ltd.	76,000	98,623
Sun Art Retail Group Ltd.	63,000	58,071
Sun Hung Kai Properties Ltd.	43,500	656,889
Swire Pacific Ltd. (A Shares)	16,500	133,504
Swire Properties Ltd.	40,200	120,066
Techtronic Industries Co. Ltd.	48,500	884,117
Wharf Holdings Ltd.	72,000	218,751
Yuexiu Property Co. Ltd.	304,000	70,445

TOTAL HONG KONG		18,268,518

Hungary - 0.1%
MOL Hungarian Oil and Gas PLC Series A (For. Reg.) (a)	14,717	101,745
OTP Bank PLC (a)	7,076	318,330
Richter Gedeon PLC	5,077	145,315

TOTAL HUNGARY		565,390

India - 2.8%
ACC Ltd.	3,164	80,441
Adani Green Energy Ltd. (a)	12,828	176,505
Adani Ports & Special Economic Zone Ltd. (a)	17,895	176,413
Ambuja Cements Ltd.	23,974	100,049
Apollo Hospitals Enterprise Ltd. (a)	2,846	122,883
Asian Paints Ltd.	13,629	466,796
Aurobindo Pharma Ltd.	9,500	125,826
Avenue Supermarts Ltd. (a)(c)	5,414	208,569
Axis Bank Ltd. (a)	81,593	787,669
Bajaj Auto Ltd.	2,290	118,551
Bajaj Finance Ltd.	9,709	714,773
Bajaj Finserv Ltd.	1,160	172,957
Balkrishna Industries Ltd.	3,232	77,246
Bandhan Bank Ltd. (a)(c)	21,204	94,417
Berger Paints India Ltd. (a)	9,709	92,298
Bharat Forge Ltd. (a)	7,578	62,462
Bharat Petroleum Corp. Ltd.	30,443	173,396
Bharti Airtel Ltd.	87,411	633,554
Biocon Ltd. (a)	14,228	72,941
Britannia Industries Ltd.	4,201	195,655
Cipla Ltd. (a)	14,275	175,481
Coal India Ltd.	44,863	80,603
Colgate-Palmolive Ltd.	5,712	114,302
Container Corp. of India Ltd.	8,276	65,924
Dabur India Ltd.	17,566	127,627
Divi's Laboratories Ltd. (a)	4,481	245,809
DLF Ltd.	18,650	62,280
Dr. Reddy's Laboratories Ltd.	3,995	278,101
Eicher Motors Ltd.	4,237	138,553
GAIL India Ltd.	56,866	105,354
Godrej Consumer Products Ltd. (a)	13,827	129,158
Grasim Industries Ltd.	9,405	178,023
Havells India Ltd.	8,057	107,737
HCL Technologies Ltd.	35,912	435,934
HDFC Asset Management Co. Ltd. (c)	2,078	77,905
HDFC Standard Life Insurance Co. Ltd. (a)(c)	27,501	246,991
Hero Motocorp Ltd.	4,615	175,685
Hindalco Industries Ltd.	52,239	257,051
Hindustan Petroleum Corp. Ltd.	20,460	64,829
Hindustan Unilever Ltd.	28,450	904,249
Housing Development Finance Corp. Ltd.	59,734	1,952,093
ICICI Bank Ltd. (a)	179,198	1,451,931
ICICI Lombard General Insurance Co. Ltd. (c)	9,189	175,454
ICICI Prudential Life Insurance Co. Ltd. (a)(c)	12,736	89,765
Indian Oil Corp. Ltd.	76,332	93,643
Indraprastha Gas Ltd.	11,533	79,262
Indus Towers Ltd.	20,303	69,226
Info Edge India Ltd. (a)	2,194	145,606
Infosys Ltd.	117,990	2,144,822
InterGlobe Aviation Ltd. (a)(c)	2,958	65,643
Ipca Laboratories Ltd.	2,372	67,433
ITC Ltd.	97,073	265,573
JSW Steel Ltd.	27,075	262,451
Jubilant Foodworks Ltd. (a)	2,369	92,505
Kotak Mahindra Bank Ltd. (a)	18,422	435,033
Larsen & Toubro Infotech Ltd. (c)	1,648	86,573
Larsen & Toubro Ltd.	24,584	444,988
Lupin Ltd. (a)	7,393	106,769
Mahindra & Mahindra Ltd.	30,017	305,034
Marico Ltd.	17,280	96,008
Maruti Suzuki India Ltd.	4,514	393,502
Motherson Sumi Systems Ltd. (a)	37,840	109,706
MRF Ltd.	74	80,661
Muthoot Finance Ltd.	4,427	69,189
Nestle India Ltd.	1,089	239,832
NTPC Ltd.	151,820	210,033
Oil & Natural Gas Corp. Ltd.	80,227	117,164
Page Industries Ltd.	291	116,552
Petronet LNG Ltd.	24,427	79,147
PI Industries Ltd.	2,848	96,593
Pidilite Industries Ltd. (a)	6,138	150,501
Piramal Enterprises Ltd.	2,853	64,730
Power Grid Corp. of India Ltd.	69,930	207,793
Rec Ltd.	33,633	58,178
Reliance Industries Ltd.	99,260	2,673,338
SBI Life Insurance Co. Ltd. (c)	15,625	195,948
Shree Cement Ltd. (a)	374	140,956
Shriram Transport Finance Co. Ltd.	5,593	101,585
Siemens India Ltd.	3,902	99,135
State Bank of India (a)	60,746	289,970
Sun Pharmaceutical Industries Ltd.	32,669	288,707
Tata Consultancy Services Ltd.	32,421	1,328,996
Tata Consumer Products Ltd. (a)	20,161	182,267
Tata Motors Ltd. (a)	60,726	238,755
Tata Steel Ltd.	24,816	346,496
Tech Mahindra Ltd.	22,868	296,569
Titan Co. Ltd.	12,992	261,691
Torrent Pharmaceuticals Ltd.	1,829	61,973
Trent Ltd.	5,902	61,901
Ultratech Cemco Ltd.	4,274	362,382
United Spirits Ltd. (a)	11,399	79,972
UPL Ltd.	15,234	124,847
Vedanta Ltd.	46,219	160,554
Wipro Ltd.	37,474	247,900
Yes Bank Ltd. (a)	295,647	58,087
Zee Entertainment Enterprises Ltd.	27,018	67,714

TOTAL INDIA		26,718,133

Indonesia - 0.3%
PT Adaro Energy Tbk	350,700	30,226
PT Aneka Tambang Tbk	350,400	60,401
PT Astra International Tbk	664,500	253,011
PT Bank Central Asia Tbk	334,200	740,931
PT Bank Mandiri (Persero) Tbk	605,700	257,884
PT Bank Negara Indonesia (Persero) Tbk	214,400	84,602
PT Bank Rakyat Indonesia Tbk	1,898,700	532,346
PT Barito Pacific Tbk (a)	781,200	54,081
PT Charoen Pokphand Indonesia Tbk	280,000	136,656
PT Gudang Garam Tbk (a)	12,200	30,489
PT Indah Kiat Pulp & Paper Tbk	81,400	51,280
PT Indocement Tunggal Prakarsa Tbk	35,800	31,847
PT Indofood CBP Sukses Makmur Tbk	57,000	34,330
PT Indofood Sukses Makmur Tbk	125,500	56,690
PT Kalbe Farma Tbk	634,900	63,292
PT Merdeka Copper Gold Tbk (a)	288,600	52,346
PT Perusahaan Gas Negara Tbk Series B	270,400	22,931
PT Sarana Menara Nusantara Tbk	663,100	52,332
PT Semen Gresik (Persero) Tbk	83,000	59,901
PT Telekomunikasi Indonesia Tbk Series B	2,035,500	449,733
PT Unilever Indonesia Tbk	326,100	135,452
PT United Tractors Tbk	49,900	73,149

TOTAL INDONESIA		3,263,910

Ireland - 0.5%
CRH PLC	26,092	1,231,131
CRH PLC sponsored ADR	1,152	54,455
DCC PLC (United Kingdom)	3,250	282,052
Flutter Entertainment PLC	645	132,191
Flutter Entertainment PLC (Ireland)	5,025	1,026,116
James Hardie Industries PLC CDI	16,026	529,627
Kerry Group PLC Class A	5,379	697,132
Kingspan Group PLC (Ireland)	5,401	480,898
Smurfit Kappa Group PLC	8,580	439,019

TOTAL IRELAND		4,872,621

Isle of Man - 0.1%
Entain PLC (a)	20,214	472,208
NEPI Rockcastle PLC	11,462	77,217

TOTAL ISLE OF MAN		549,425

Israel - 0.4%
Azrieli Group	1,151	80,965
Bank Hapoalim BM (Reg.) (a)	41,764	332,996
Bank Leumi le-Israel BM (a)	47,751	336,338
Check Point Software Technologies Ltd. (a)	3,790	442,710
CyberArk Software Ltd. (a)	1,227	172,394
Elbit Systems Ltd. (Israel)	793	109,099
Icl Group Ltd.	23,760	152,507
Israel Discount Bank Ltd. (Class A)	38,099	172,178
Mizrahi Tefahot Bank Ltd. (a)	5,442	153,291
NICE Systems Ltd. (a)	2,197	530,794
Teva Pharmaceutical Industries Ltd. sponsored ADR (a)	37,033	396,253
Wix.com Ltd. (a)	1,972	626,859

TOTAL ISRAEL		3,506,384

Italy - 1.2%
Amplifon SpA	4,325	182,667
Assicurazioni Generali SpA	36,805	738,291
Atlantia SpA (a)	16,409	320,082
Davide Campari-Milano NV	19,165	226,079
DiaSorin SpA	899	152,666
Enel SpA	280,689	2,787,054
Eni SpA	90,344	1,076,078
FinecoBank SpA	20,584	354,379
Infrastrutture Wireless Italiane SpA (c)	13,219	154,158
Intesa Sanpaolo SpA	565,872	1,577,603
Mediobanca SpA (a)	23,102	261,135
Moncler SpA	6,495	398,395
Nexi SpA (a)(c)	14,943	286,366
Poste Italiane SpA (c)	17,045	223,367
Prysmian SpA	8,708	272,722
Recordati SpA	3,425	188,756
Snam Rete Gas SpA	63,390	356,666
Telecom Italia SpA	344,908	189,212
Telecom Italia SpA (Risparmio Shares)	152,307	89,358
Terna SpA	53,411	393,628
UniCredit SpA	75,443	776,585

TOTAL ITALY		11,005,247

Japan - 14.3%
ABC-MART, Inc.	1,200	64,233
ACOM Co. Ltd.	13,200	56,646
Advantest Corp.	7,000	664,837
AEON Co. Ltd. (d)	23,100	630,394
AEON MALL Co. Ltd.	2,400	38,079
AGC, Inc.	6,800	309,855
Air Water, Inc.	5,300	87,776
Aisin Seiki Co. Ltd.	5,400	208,015
Ajinomoto Co., Inc.	17,400	348,111
Alfresa Holdings Corp.	6,100	109,230
Amada Co. Ltd.	13,700	148,294
Ana Holdings, Inc. (a)	5,100	116,895
Asahi Group Holdings	16,200	676,668
ASAHI INTECC Co. Ltd.	6,700	180,359
Asahi Kasei Corp.	45,100	475,182
Astellas Pharma, Inc.	65,800	990,360
Azbil Corp.	4,700	190,081
Bandai Namco Holdings, Inc.	7,000	514,064
Bank of Kyoto Ltd.	2,000	107,238
Bridgestone Corp.	18,600	744,919
Brother Industries Ltd.	7,200	152,248
Calbee, Inc.	2,800	67,099
Canon, Inc.	34,800	827,549
Capcom Co. Ltd.	5,600	181,901
Casio Computer Co. Ltd.	6,600	116,613
Central Japan Railway Co.	5,000	731,311
Chiba Bank Ltd.	18,300	114,197
Chubu Electric Power Co., Inc.	23,600	285,148
Chugai Pharmaceutical Co. Ltd.	23,400	878,062
Chugoku Electric Power Co., Inc.	8,500	94,885
Coca-Cola West Co. Ltd.	4,900	78,237
Concordia Financial Group Ltd.	33,600	126,050
Cosmos Pharmaceutical Corp.	800	114,850
CyberAgent, Inc.	13,200	271,512
Dai Nippon Printing Co. Ltd.	9,700	192,686
Dai-ichi Mutual Life Insurance Co.	37,800	679,805
Daifuku Co. Ltd.	3,400	336,609
Daiichi Sankyo Kabushiki Kaisha	59,300	1,512,207
Daikin Industries Ltd.	8,700	1,754,919
Daito Trust Construction Co. Ltd.	2,200	233,910
Daiwa House Industry Co. Ltd.	18,700	553,523
Daiwa House REIT Investment Corp.	63	168,957
Daiwa Securities Group, Inc.	53,600	285,484
DENSO Corp.	15,000	968,844
Dentsu Group, Inc.	7,600	233,654
Disco Corp.	1,000	323,909
East Japan Railway Co.	10,600	725,386
Eisai Co. Ltd.	8,800	574,025
ENEOS Holdings, Inc.	105,600	455,291
FANUC Corp.	6,700	1,542,896
Fast Retailing Co. Ltd.	2,000	1,641,687
Fuji Electric Co. Ltd.	4,600	209,397
Fujifilm Holdings Corp.	12,500	810,573
Fujitsu Ltd.	6,800	1,082,935
Fukuoka Financial Group, Inc.	5,800	98,710
GLP J-REIT	127	212,887
GMO Payment Gateway, Inc.	1,400	178,699
Hakuhodo DY Holdings, Inc.	7,600	128,023
Hamamatsu Photonics K.K.	5,100	295,855
Hankyu Hanshin Holdings, Inc.	8,400	264,397
Harmonic Drive Systems, Inc.	1,300	87,666
Hikari Tsushin, Inc.	700	140,781
Hino Motors Ltd.	10,100	84,559
Hirose Electric Co. Ltd.	1,210	192,754
Hisamitsu Pharmaceutical Co., Inc.	2,300	133,846
Hitachi Construction Machinery Co. Ltd.	3,700	113,583
Hitachi Ltd.	33,600	1,654,329
Hitachi Metals Ltd.	6,900	133,846
Honda Motor Co. Ltd.	56,300	1,678,857
Hoshizaki Corp.	1,700	150,883
Hoya Corp.	13,100	1,490,516
Hulic Co. Ltd.	8,200	93,337
Ibiden Co. Ltd.	3,900	184,848
Idemitsu Kosan Co. Ltd.	6,166	147,648
Iida Group Holdings Co. Ltd.	4,800	116,959
INPEX Corp.	34,400	234,810
Isuzu Motors Ltd.	17,800	180,134
ITO EN Ltd.	1,800	99,643
Itochu Corp.	46,000	1,434,422
ITOCHU Techno-Solutions Corp.	2,900	100,567
Japan Airlines Co. Ltd. (a)	4,200	89,196
Japan Airport Terminal Co. Ltd.	1,800	80,867
Japan Exchange Group, Inc.	17,000	398,440
Japan Post Bank Co. Ltd.	12,200	111,518
Japan Post Holdings Co. Ltd.	56,200	471,856
Japan Post Insurance Co. Ltd.	7,400	142,597
Japan Real Estate Investment Corp.	48	297,777
Japan Retail Fund Investment Corp.	238	234,537
Japan Tobacco, Inc.	41,700	779,896
JFE Holdings, Inc.	16,300	214,470
JSR Corp.	7,500	230,922
Kajima Corp.	14,500	200,339
Kakaku.com, Inc.	4,800	130,442
Kansai Electric Power Co., Inc.	23,400	231,666
Kansai Paint Co. Ltd.	5,600	141,063
Kao Corp.	16,800	1,077,112
KDDI Corp.	55,900	1,689,827
Keihan Electric Railway Co., Ltd.	3,200	116,680
Keikyu Corp.	7,500	95,937
Keio Corp.	3,500	227,377
Keisei Electric Railway Co.	4,300	134,166
Keyence Corp.	6,300	3,027,505
Kikkoman Corp.	5,000	306,981
Kintetsu Group Holdings Co. Ltd.	6,400	229,262
Kirin Holdings Co. Ltd.	29,000	544,098
Kobayashi Pharmaceutical Co. Ltd.	1,700	151,661
Kobe Bussan Co. Ltd.	4,200	112,292
Koito Manufacturing Co. Ltd.	3,500	218,089
Komatsu Ltd.	30,500	896,841
Konami Holdings Corp.	3,200	190,905
Kose Corp.	1,100	165,669
Kubota Corp.	35,700	839,500
Kuraray Co. Ltd.	10,700	116,213
Kurita Water Industries Ltd.	3,200	147,571
Kyocera Corp.	11,200	680,157
Kyowa Hakko Kirin Co., Ltd.	9,200	279,477
Kyushu Electric Power Co., Inc.	12,600	115,059
Kyushu Railway Co.	5,300	118,909
Lasertec Corp.	2,700	477,793
Lawson, Inc.	1,600	71,736
Lion Corp.	7,200	135,054
LIXIL Group Corp.	9,700	262,803
M3, Inc.	15,330	1,062,818
Makita Corp.	7,400	332,793
Marubeni Corp.	55,600	462,240
Marui Group Co. Ltd.	6,800	127,302
Mazda Motor Corp.	19,300	149,399
McDonald's Holdings Co. (Japan) Ltd.	1,800	82,185
Medipal Holdings Corp.	5,600	102,890
Meiji Holdings Co. Ltd.	4,200	260,170
Mercari, Inc. (a)	2,700	133,407
Minebea Mitsumi, Inc.	12,100	303,469
Misumi Group, Inc.	9,500	267,728
Mitsubishi Chemical Holdings Corp.	43,800	326,025
Mitsubishi Corp.	46,000	1,271,114
Mitsubishi Electric Corp.	64,300	989,593
Mitsubishi Estate Co. Ltd.	38,300	629,222
Mitsubishi Gas Chemical Co., Inc.	4,700	108,673
Mitsubishi Heavy Industries Ltd.	10,600	314,925
Mitsubishi UFJ Financial Group, Inc.	425,600	2,264,233
Mitsubishi UFJ Lease & Finance Co. Ltd.	21,300	122,004
Mitsui & Co. Ltd.	56,600	1,192,955
Mitsui Chemicals, Inc.	6,000	188,855
Mitsui Fudosan Co. Ltd.	30,300	657,068
Miura Co. Ltd.	3,400	178,260
Mizuho Financial Group, Inc.	84,710	1,189,769
MonotaRO Co. Ltd.	8,500	216,991
MS&AD Insurance Group Holdings, Inc.	15,900	450,275
Murata Manufacturing Co. Ltd.	20,000	1,590,148
Nabtesco Corp.	4,300	193,380
Nagoya Railroad Co. Ltd.	7,100	162,802
NEC Corp.	9,100	529,564
Nexon Co. Ltd.	16,900	560,550
NGK Insulators Ltd.	8,600	156,671
NGK Spark Plug Co. Ltd.	5,300	88,455
NH Foods Ltd.	2,800	124,897
Nidec Corp.	15,500	1,789,769
Nihon M&A Center, Inc.	10,000	262,055
Nintendo Co. Ltd.	3,900	2,237,248
Nippon Building Fund, Inc.	52	341,623
Nippon Express Co. Ltd.	2,400	183,365
Nippon Paint Holdings Co. Ltd.	24,000	343,014
Nippon Prologis REIT, Inc.	78	250,508
Nippon Sanso Holdings Corp.	4,800	90,211
Nippon Shinyaku Co. Ltd.	1,600	107,750
Nippon Steel & Sumitomo Metal Corp.	28,700	500,786
Nippon Telegraph & Telephone Corp.	44,200	1,114,410
Nippon Yusen KK	6,100	239,446
Nissan Chemical Corp.	4,100	210,834
Nissan Motor Co. Ltd. (a)	82,000	411,636
Nisshin Seifun Group, Inc.	6,600	106,407
Nissin Food Holdings Co. Ltd.	2,000	141,825
Nitori Holdings Co. Ltd.	2,800	502,406
Nitto Denko Corp.	5,440	450,969
Nomura Holdings, Inc.	111,200	597,717
Nomura Real Estate Holdings, Inc.	3,700	91,070
Nomura Real Estate Master Fund, Inc.	157	248,235
Nomura Research Institute Ltd.	10,700	329,449
NSK Ltd.	12,200	112,299
NTT Data Corp.	21,300	330,931
Obayashi Corp.	21,200	193,397
OBIC Co. Ltd.	2,300	444,679
Odakyu Electric Railway Co. Ltd.	9,700	262,270
Oji Holdings Corp.	28,200	177,782
Olympus Corp.	40,800	839,034
OMRON Corp.	6,600	500,631
Ono Pharmaceutical Co. Ltd.	13,600	342,333
Oracle Corp. Japan	1,300	121,923
Oriental Land Co. Ltd.	6,900	977,011
ORIX Corp.	46,300	744,553
ORIX JREIT, Inc.	87	153,478
Osaka Gas Co. Ltd.	11,900	229,529
Otsuka Corp.	3,300	166,374
Otsuka Holdings Co. Ltd.	13,300	511,239
Pan Pacific International Holdings Ltd.	13,590	292,840
Panasonic Corp.	76,500	898,263
PeptiDream, Inc. (a)	3,200	137,176
Persol Holdings Co. Ltd.	7,000	128,676
Pigeon Corp.	3,800	128,822
Pola Orbis Holdings, Inc.	3,200	82,950
Rakuten Group, Inc.	30,400	386,363
Recruit Holdings Co. Ltd.	47,000	2,119,112
Renesas Electronics Corp. (a)	26,600	310,321
Resona Holdings, Inc.	82,100	337,294
Ricoh Co. Ltd.	22,700	241,352
Rinnai Corp.	1,200	120,560
ROHM Co. Ltd.	3,000	297,282
Ryohin Keikaku Co. Ltd.	8,300	174,673
Santen Pharmaceutical Co. Ltd.	12,400	158,843
SBI Holdings, Inc. Japan	7,700	217,705
SCSK Corp.	1,600	92,817
Secom Co. Ltd.	7,000	581,316
Sega Sammy Holdings, Inc.	4,900	70,346
Seibu Holdings, Inc.	7,600	81,779
Seiko Epson Corp.	8,800	149,606
Sekisui Chemical Co. Ltd.	13,000	226,242
Sekisui House Ltd.	21,300	430,522
Seven & i Holdings Co. Ltd.	26,400	1,135,086
SG Holdings Co. Ltd.	10,800	245,468
Sharp Corp.	6,800	114,920
Shimadzu Corp.	7,800	272,989
Shimamura Co. Ltd.	800	79,202
SHIMANO, Inc.	2,600	595,581
SHIMIZU Corp.	17,900	146,587
Shin-Etsu Chemical Co. Ltd.	12,200	2,059,566
Shinsei Bank Ltd.	4,800	69,876
Shionogi & Co. Ltd.	9,700	511,376
Shiseido Co. Ltd.	13,900	1,008,319
Shizuoka Bank Ltd.	13,700	104,922
SMC Corp.	2,000	1,161,131
SoftBank Corp.	97,700	1,260,025
SoftBank Group Corp.	54,300	4,893,008
Sohgo Security Services Co., Ltd.	3,000	131,485
Sompo Holdings, Inc.	12,200	453,216
Sony Group Corp.	43,600	4,359,081
Square Enix Holdings Co. Ltd.	2,900	161,332
Stanley Electric Co. Ltd.	5,300	151,789
Subaru Corp.	22,000	408,134
Sumco Corp.	9,600	248,762
Sumitomo Chemical Co. Ltd.	50,500	257,375
Sumitomo Corp.	42,400	577,282
Sumitomo Dainippon Pharma Co., Ltd.	6,100	105,769
Sumitomo Electric Industries Ltd.	24,800	368,971
Sumitomo Metal Mining Co. Ltd.	7,800	331,084
Sumitomo Mitsui Financial Group, Inc.	45,800	1,608,895
Sumitomo Mitsui Trust Holdings, Inc.	12,600	428,877
Sumitomo Realty & Development Co. Ltd.	10,400	346,286
Sundrug Co. Ltd.	2,200	74,984
Suntory Beverage & Food Ltd.	4,500	151,935
Suzuken Co. Ltd.	2,100	75,611
Suzuki Motor Corp.	12,900	489,489
Sysmex Corp.	6,000	599,780
T&D Holdings, Inc.	18,300	224,208
Taiheiyo Cement Corp.	4,000	100,247
Taisei Corp.	6,300	232,309
Taisho Pharmaceutical Holdings Co. Ltd.	1,200	70,711
Takeda Pharmaceutical Co. Ltd.	55,077	1,839,600
TDK Corp.	4,592	623,947
TECMO KOEI HOLDINGS CO., LTD.	1,690	75,539
Teijin Ltd.	8,200	134,903
Terumo Corp.	22,700	858,234
THK Co. Ltd.	4,000	136,335
TIS, Inc.	8,100	201,222
Tobu Railway Co. Ltd.	6,700	172,266
Toho Co. Ltd.	3,600	143,289
Toho Gas Co. Ltd.	2,500	138,851
Tohoku Electric Power Co., Inc.	14,000	123,360
Tokio Marine Holdings, Inc.	22,000	1,052,795
Tokyo Century Corp.	1,500	92,643
Tokyo Electric Power Co., Inc. (a)	49,900	147,476
Tokyo Electron Ltd.	5,200	2,299,058
Tokyo Gas Co. Ltd.	13,900	281,459
Tokyu Corp.	16,400	210,834
Tokyu Fudosan Holdings Corp.	20,700	114,968
Toppan Printing Co. Ltd.	8,000	136,371
Toray Industries, Inc.	49,100	305,140
Toshiba Corp.	13,500	557,713
Tosoh Corp.	8,200	145,408
Toto Ltd.	4,700	243,838
Toyo Suisan Kaisha Ltd.	3,000	122,289
Toyoda Gosei Co. Ltd.	2,400	58,633
Toyota Industries Corp.	5,100	408,317
Toyota Motor Corp.	73,000	5,462,165
Toyota Tsusho Corp.	7,700	325,501
Trend Micro, Inc.	4,700	223,625
Tsuruha Holdings, Inc.	1,400	161,662
Unicharm Corp.	14,200	551,421
United Urban Investment Corp.	100	149,510
USS Co. Ltd.	7,700	139,571
Welcia Holdings Co. Ltd.	3,100	96,724
West Japan Railway Co.	5,500	303,559
Yakult Honsha Co. Ltd.	4,300	209,315
Yamada Holdings Co. Ltd.	26,400	131,408
Yamaha Corp.	4,800	261,323
Yamaha Motor Co. Ltd.	9,400	234,720
Yamato Holdings Co. Ltd.	9,900	279,454
Yamazaki Baking Co. Ltd.	4,300	68,106
Yaskawa Electric Corp.	8,100	373,538
Yokogawa Electric Corp.	7,700	139,782
Z Holdings Corp.	94,500	436,659
ZOZO, Inc.	3,400	114,796

TOTAL JAPAN		137,821,295

Korea (South) - 3.7%
Alteogen, Inc.	1,047	75,556
AMOREPACIFIC Corp.	919	222,296
AMOREPACIFIC Group, Inc.	1,053	69,209
BGF Retail Co. Ltd.	192	26,269
Celltrion Healthcare Co. Ltd.	2,347	235,481
Celltrion Pharm, Inc.	486	57,801
Celltrion, Inc. (a)	3,359	798,990
Cheil Worldwide, Inc.	1,588	31,170
CJ CheilJedang Corp.	299	105,747
CJ Corp.	382	32,622
CJ ENM Co. Ltd.	477	61,423
CJ Logistics Corp. (a)	215	32,973
Coway Co. Ltd.	2,012	120,366
Daewoo Shipbuilding & Marine Engineering Co. Ltd. (a)	899	29,504
Db Insurance Co. Ltd.	1,198	52,440
Doosan Bobcat, Inc.	1,762	71,928
Doosan Heavy Industries & Construction Co. Ltd. (a)	6,995	87,259
DuzonBizon Co. Ltd.	743	56,010
E-Mart Co. Ltd.	709	106,514
Fila Holdings Corp.	1,783	72,705
GS Engineering & Construction Corp.	1,761	69,525
GS Holdings Corp.	1,755	67,562
GS Retail Co. Ltd.	658	21,065
Hana Financial Group, Inc.	10,511	429,076
Hankook Tire Co. Ltd.	2,650	113,983
Hanmi Pharm Co. Ltd.	188	56,823
Hanon Systems	6,513	94,351
Hanwha Corp.	992	27,322
Hanwha Solutions Corp.	3,828	157,634
HLB, Inc.	3,163	93,622
Hotel Shilla Co.	912	70,544
Hyundai Engineering & Construction Co. Ltd.	3,215	144,898
Hyundai Fire & Marine Insurance Co. Ltd.	1,496	32,575
Hyundai Glovis Co. Ltd.	637	109,368
Hyundai Mobis	2,332	563,043
Hyundai Motor Co.	4,547	862,006
Hyundai Robotics Co. Ltd.	1,715	107,966
Hyundai Steel Co.	2,990	148,393
Industrial Bank of Korea	6,302	54,607
Kakao Corp.	10,053	1,020,331
Kangwon Land, Inc.	3,413	77,216
KB Financial Group, Inc.	13,155	644,168
Kia Corp.	9,190	632,784
KMW Co. Ltd. (a)	886	45,477
Korea Aerospace Industries Ltd.	2,736	79,760
Korea Electric Power Corp.	8,591	181,355
Korea Gas Corp.	632	19,724
Korea Investment Holdings Co. Ltd.	1,165	116,679
Korea Shipbuilding & Offshore Engineering Co. Ltd. (a)	1,336	183,385
Korea Zinc Co. Ltd.	383	152,751
Korean Air Lines Co. Ltd. (a)	4,688	112,769
KT&G Corp.	4,305	317,212
Kumho Petro Chemical Co. Ltd.	619	143,917
LG Chemical Ltd.	1,367	1,139,289
LG Corp. (b)	3,358	379,857
LG Display Co. Ltd. (a)	7,308	158,801
LG Electronics, Inc.	3,590	505,620
LG Household & Health Care Ltd.	334	459,658
LG Innotek Co. Ltd.	539	96,880
LG Telecom Ltd.	7,099	83,795
Lotte Chemical Corp.	562	152,777
Lotte Confectionery Co. Ltd.	631	20,652
Lotte Shopping Co. Ltd.	426	47,237
Meritz Securities Co. Ltd.	6,559	28,329
Mirae Asset Securities Co. Ltd.	8,309	74,302
NAVER Corp.	4,336	1,393,919
NCSOFT Corp.	558	414,154
Netmarble Corp. (c)	860	99,590
NH Investment & Securities Co. Ltd.	2,722	31,278
Orion Corp./Republic of Korea	851	89,036
Ottogi Corp.	29	14,393
Pan Ocean Co., Ltd. (Korea)	11,460	75,219
Pearl Abyss Corp. (a)	1,065	53,713
POSCO	2,610	848,463
POSCO Chemtech Co. Ltd.	886	118,051
S-Oil Corp.	1,656	128,982
S1 Corp.	403	29,371
Samsung Biologics Co. Ltd. (a)(c)	557	400,461
Samsung C&T Corp.	2,906	353,414
Samsung Card Co. Ltd.	1,253	39,553
Samsung Electro-Mechanics Co. Ltd.	1,902	304,448
Samsung Electronics Co. Ltd.	164,390	11,980,707
Samsung Engineering Co. Ltd. (a)	4,719	73,215
Samsung Fire & Marine Insurance Co. Ltd.	1,065	188,566
Samsung Heavy Industries Co. Ltd. (a)	17,699	118,702
Samsung Life Insurance Co. Ltd.	2,429	177,459
Samsung SDI Co. Ltd.	1,918	1,121,698
Samsung SDS Co. Ltd.	1,224	200,300
Samsung Securities Co. Ltd.	1,845	70,366
Seegene, Inc.	1,362	113,999
Shin Poong Pharmaceutical Co.	987	61,606
Shinhan Financial Group Co. Ltd.	15,742	562,697
Shinsegae Co. Ltd.	287	78,148
SK Biopharmaceuticals Co. Ltd. (a)	956	93,182
SK Chemicals Co. Ltd.	300	71,494
SK Holdings Co., Ltd.	1,255	309,744
SK Hynix, Inc.	18,967	2,170,991
SK Innovation Co., Ltd.	1,840	445,076
SK Telecom Co. Ltd.	1,420	384,720
Woori Financial Group, Inc.	18,396	176,018
Yuhan Corp.	2,076	119,368

TOTAL KOREA (SOUTH)		35,357,452

Kuwait - 0.2%
Agility Public Warehousing Co. KSC	56,692	178,315
Boubyan Bank KSC	36,750	79,865
Gulf Bank	45,000	32,399
Kuwait Finance House KSCP	139,933	335,672
Mabanee Co. SAKC	31,299	72,588
Mobile Telecommunication Co.	81,313	162,680
National Bank of Kuwait	230,516	629,445

TOTAL KUWAIT		1,490,964

Luxembourg - 0.2%
ArcelorMittal SA (Netherlands)	25,389	740,205
Aroundtown SA	33,947	261,365
Eurofins Scientific SA (a)	4,655	460,870
Globant SA (a)	1,311	300,455
Reinet Investments SCA	5,533	106,807
SES SA (France) (depositary receipt)	13,624	103,256
Tenaris SA	15,106	161,981

TOTAL LUXEMBOURG		2,134,939

Malaysia - 0.4%
AMMB Holdings Bhd	39,400	28,669
Axiata Group Bhd	77,760	73,479
CIMB Group Holdings Bhd	214,983	217,319
Dialog Group Bhd	144,500	107,259
DiGi.com Bhd	85,000	86,961
Fraser & Neave Holdings Bhd	6,200	45,416
Gamuda Bhd (a)	42,800	36,890
Genting Bhd	63,100	76,728
Genting Malaysia Bhd	89,600	63,008
Genting Plantations Bhd	6,100	13,003
Hap Seng Consolidated Bhd	15,000	29,410
Hartalega Holdings Bhd	54,500	136,799
Hong Leong Bank Bhd	38,100	165,778
Hong Leong Credit Bhd	5,400	21,861
IHH Healthcare Bhd	60,600	79,606
IOI Corp. Bhd	74,000	73,901
Kossan Rubber Industries Bhd	33,600	36,426
Kuala Lumpur Kepong Bhd	13,300	71,444
Malayan Banking Bhd	180,534	362,787
Malaysia Airports Holdings Bhd	39,400	57,626
Maxis Bhd	115,800	130,065
MISC Bhd	43,100	71,351
Nestle (Malaysia) Bhd	1,700	56,328
Petronas Chemicals Group Bhd	108,200	216,638
Petronas Dagangan Bhd	7,200	35,442
Petronas Gas Bhd	21,600	83,014
PPB Group Bhd	17,940	81,038
Press Metal Bhd	83,400	105,892
Public Bank Bhd	487,100	493,582
QL Resources Bhd	32,900	48,601
RHB Capital Bhd	46,100	58,645
Sime Darby Bhd	66,100	36,476
Sime Darby Plantation Bhd	60,900	67,510
SP Setia Bhd	1	0
Supermax Corp. Bhd	58,148	85,614
Telekom Malaysia Bhd	34,200	47,682
Tenaga Nasional Bhd	76,200	185,314
Top Glove Corp. Bhd	160,400	221,282
Westports Holdings Bhd	19,500	20,474

TOTAL MALAYSIA		3,829,318

Mexico - 0.5%
America Movil S.A.B. de CV Series L	1,206,300	842,629
Arca Continental S.A.B. de CV	19,400	103,871
Becle S.A.B. de CV	13,700	32,673
CEMEX S.A.B. de CV unit (a)	549,280	436,289
Coca-Cola FEMSA S.A.B. de CV unit	19,260	90,163
Fibra Uno Administracion SA de CV	137,700	170,009
Fomento Economico Mexicano S.A.B. de CV unit	66,300	513,492
Gruma S.A.B. de CV Series B	6,385	69,435
Grupo Aeroportuario del Pacifico S.A.B. de CV Series B (a)	14,000	143,919
Grupo Aeroportuario del Sureste S.A.B. de CV Series B	7,480	126,510
Grupo Bimbo S.A.B. de CV Series A	59,200	118,476
Grupo Carso SA de CV Series A1	11,300	32,215
Grupo Financiero Banorte S.A.B. de CV Series O	92,200	524,562
Grupo Financiero Inbursa S.A.B. de CV Series O (a)	96,500	89,654
Grupo Mexico SA de CV Series B	109,700	495,889
Grupo Televisa SA de CV	82,100	203,700
Industrias Penoles SA de CV (a)	4,120	53,057
Infraestructura Energetica Nova S.A.B. de CV (a)	13,300	56,970
Kimberly-Clark de Mexico SA de CV Series A	63,900	110,406
Megacable Holdings S.A.B. de CV unit	7,400	27,073
Orbia Advance Corp. S.A.B. de CV	32,900	91,763
Promotora y Operadora de Infraestructura S.A.B. de CV	8,975	69,356
Telesites S.A.B. de C.V. (a)	39,100	36,925
Wal-Mart de Mexico SA de CV Series V	186,300	609,841

TOTAL MEXICO		5,048,877

Multi-National - 0.0%
HK Electric Investments & HK Electric Investments Ltd. unit	68,000	68,107
HKT Trust/HKT Ltd. unit	124,000	180,068

TOTAL MULTI-NATIONAL		248,175

Netherlands - 3.4%
ABN AMRO Group NV GDR (a)(c)	13,711	177,171
Adyen BV (a)(c)	632	1,555,411
AEGON NV	63,632	294,892
Airbus Group NV	20,457	2,460,153
Akzo Nobel NV	6,716	806,785
Argenx SE (a)	1,630	468,392
ASM International NV (Netherlands)	1,659	504,417
ASML Holding NV (Netherlands)	14,691	9,536,545
CNH Industrial NV	35,775	532,040
EXOR NV	3,615	296,928
Ferrari NV	4,296	920,121
Heineken Holding NV	3,842	381,533
Heineken NV (Bearer)	9,083	1,053,128
ING Groep NV (Certificaten Van Aandelen)	135,720	1,733,822
JDE Peet's BV	2,475	96,170
Just Eat Takeaway.com NV (a)(c)(d)	4,215	435,804
Koninklijke Ahold Delhaize NV	38,470	1,035,302
Koninklijke DSM NV	5,961	1,069,259
Koninklijke KPN NV	119,180	411,125
Koninklijke Philips Electronics NV	31,644	1,789,252
Koninklijke Vopak NV	2,287	104,758
NN Group NV	10,124	505,973
Prosus NV	16,864	1,830,279
QIAGEN NV (Germany) (a)	7,668	373,640
Randstad NV	3,969	286,686
Stellantis NV (Italy)	70,870	1,177,853
STMicroelectronics NV (France)	22,118	826,135
Unibail-Rodamco SE & WFD Unibail-Rodamco NV unit	4,558	375,863
Wolters Kluwer NV	9,287	840,300
Wolters Kluwer NV rights (a)(e)	9,287	9,937
X5 Retail Group NV GDR	4,029	123,885
Yandex NV Class A (a)	10,141	668,214

TOTAL NETHERLANDS		32,681,773

New Zealand - 0.2%
Auckland International Airport Ltd.	45,404	246,607
Fisher & Paykel Healthcare Corp.	19,528	502,374
Mercury Nz Ltd.	26,836	133,275
Meridian Energy Ltd.	41,189	157,101
Ryman Healthcare Group Ltd.	13,127	133,296
Spark New Zealand Ltd.	62,365	196,365
The a2 Milk Co. Ltd. (a)	23,971	131,225
Xero Ltd. (a)	4,112	448,417

TOTAL NEW ZEALAND		1,948,660

Norway - 0.4%
Adevinta ASA Class B (a)	8,806	161,330
DNB ASA	32,472	696,403
Equinor ASA	32,936	670,669
Gjensidige Forsikring ASA	6,782	154,355
Mowi ASA	14,493	357,972
Norsk Hydro ASA	44,416	282,832
Orkla ASA	30,060	306,811
Schibsted ASA:
(A Shares)	2,857	143,948
(B Shares)	2,697	118,261
Telenor ASA	24,821	442,657
Yara International ASA	5,667	295,945

TOTAL NORWAY		3,631,183

Pakistan - 0.0%
Habib Bank Ltd.	14,655	11,924
MCB Bank Ltd.	40,262	42,563
Oil & Gas Development Co. Ltd.	16,265	9,700

TOTAL PAKISTAN		64,187

Papua New Guinea - 0.0%
Oil Search Ltd. ADR	66,114	193,538
Peru - 0.0%
Compania de Minas Buenaventura SA sponsored ADR (a)	6,597	64,123
Philippines - 0.2%
Aboitiz Equity Ventures, Inc.	90,540	66,525
Aboitiz Power Corp.	33,900	16,138
Altus Property Ventures, Inc. (a)	1	0
Ayala Corp.	9,770	149,841
Ayala Land, Inc.	318,400	212,201
Bank of the Philippine Islands (BPI)	54,440	93,297
BDO Unibank, Inc.	67,230	143,463
Globe Telecom, Inc.	795	30,161
GT Capital Holdings, Inc.	2,947	32,023
International Container Terminal Services, Inc.	50,750	136,447
JG Summit Holdings, Inc.	101,891	111,244
Jollibee Food Corp.	12,910	47,028
Manila Electric Co.	6,770	38,225
Megaworld Corp.	397,000	25,883
Metro Pacific Investments Corp.	341,200	28,601
Metropolitan Bank & Trust Co.	51,413	46,821
PLDT, Inc.	2,480	65,238
PUREGOLD Price Club, Inc.	24,900	19,223
SM Investments Corp.	7,935	157,830
SM Prime Holdings, Inc.	321,600	229,310
Universal Robina Corp.	26,250	74,379

TOTAL PHILIPPINES		1,723,878

Poland - 0.2%
Allegro.eu SA (a)(c)	11,396	174,717
Bank Polska Kasa Opieki SA (a)	6,936	146,395
CD Projekt RED SA	2,299	105,250
Cyfrowy Polsat SA	9,461	73,648
Dino Polska SA (a)(c)	1,719	111,602
KGHM Polska Miedz SA (Bearer) (a)	4,798	246,213
LPP SA (a)	39	100,786
Orange Polska SA (a)	28,650	51,487
PGE Polska Grupa Energetyczna SA (a)	28,456	75,789
Polish Oil & Gas Co. SA	55,812	96,842
Polski Koncern Naftowy Orlen SA	9,671	170,152
Powszechna Kasa Oszczednosci Bank SA (a)	30,067	279,643
Powszechny Zaklad Ubezpieczen SA (a)	18,858	162,463
Santander Bank Polska SA (a)	1,096	64,855

TOTAL POLAND		1,859,842

Portugal - 0.1%
Energias de Portugal SA	92,760	515,449
Galp Energia SGPS SA Class B	16,575	190,858
Jeronimo Martins SGPS SA	8,237	150,426

TOTAL PORTUGAL		856,733

Qatar - 0.2%
Barwa Real Estate Co.	45,337	40,306
Industries Qatar QSC (a)	61,973	229,441
Masraf al Rayan	138,411	169,849
Mesaieed Petrochemical Holding Co. (a)	161,669	85,697
Ooredoo QSC (a)	19,961	38,979
Qatar Electricity & Water Co. (a)	16,220	76,623
Qatar Fuel Co.	21,239	106,166
Qatar Gas Transport Co. Ltd. (Nakilat) (a)	76,575	66,459
Qatar International Islamic Bank QSC (a)	41,328	104,994
Qatar Islamic Bank (a)	40,405	193,092
Qatar National Bank SAQ (a)	159,501	784,144
The Commercial Bank of Qatar (a)	57,525	85,316

TOTAL QATAR		1,981,066

Russia - 0.8%
Alrosa Co. Ltd.	90,440	130,704
Gazprom OAO	412,120	1,256,500
Inter Rao Ues JSC	1,756,400	114,587
Lukoil PJSC	14,849	1,145,074
Magnit OJSC GDR (Reg. S)	11,563	162,865
MMC Norilsk Nickel PJSC	1,983	676,522
MMC Norilsk Nickel PJSC sponsored ADR	2,256	76,546
Mobile TeleSystems OJSC sponsored ADR	16,138	136,689
Moscow Exchange MICEX-RTS OAO	50,310	118,377
NOVATEK OAO GDR (Reg. S)	3,258	586,603
Novolipetsk Steel OJSC	40,480	142,979
PhosAgro OJSC GDR (Reg. S)	3,805	69,898
Polyus PJSC	1,126	207,668
Rosneft Oil Co. OJSC	41,430	289,513
Sberbank of Russia	374,145	1,478,148
Severstal PAO	5,945	140,247
Severstal PAO GDR (Reg. S)	1,092	25,706
Surgutneftegas OJSC	156,700	70,966
Tatneft PAO	47,070	317,440
VTB Bank OJSC	78,050,000	53,363

TOTAL RUSSIA		7,200,395

Saudi Arabia - 0.9%
Abdullah Al Othaim Markets Co.	2,920	104,647
Advanced Polypropylene Co.	3,324	71,972
Al Rajhi Bank	42,955	1,132,806
Alinma Bank	35,889	189,867
Almarai Co. Ltd.	6,812	97,724
Arab National Bank	24,355	147,811
Bank Al-Jazira	11,816	60,243
Bank Albilad	10,838	108,230
Banque Saudi Fransi	22,504	234,029
Bupa Arabia for Cooperative Insurance Co. (a)	1,714	52,834
Dar Al Arkan Real Estate Development Co. (a)	72,722	200,896
Dr Sulaiman Al Habib Medical Services Group Co.	1,556	62,735
Emaar The Economic City (a)	8,751	25,015
Etihad Etisalat Co. (a)	10,653	87,918
Jarir Marketing Co.	1,679	89,094
Mobile Telecommunications Co. Saudi Arabia (a)	24,355	98,324
National Industrialization Co. (a)	10,499	53,752
Rabigh Refining & Petrochemical Co. (a)	5,900	32,283
Riyad Bank	43,900	311,966
Sabic Agriculture-Nutrients Co.	6,765	189,410
Sahara International Petrochemical Co.	10,105	73,291
Saudi Airlines Catering Co.	911	18,535
Saudi Arabian Mining Co. (a)	13,585	207,568
Saudi Arabian Oil Co.	71,471	674,650
Saudi Basic Industries Corp.	31,282	1,034,336
Saudi Cement Co.	1,772	30,571
Saudi Electricity Co.	27,228	188,771
Saudi Industrial Investment Group	6,794	64,313
Saudi Kayan Petrochemical Co. (a)	21,551	104,589
Saudi Telecom Co.	20,083	680,108
The Co. for Cooperative Insurance	1,491	30,852
The Saudi British Bank	28,253	231,662
The Saudi National Bank	76,982	1,165,959
The Savola Group	10,102	107,614
Yanbu National Petrochemical Co.	10,060	196,092

TOTAL SAUDI ARABIA		8,160,467

Singapore - 0.7%
Ascendas Real Estate Investment Trust	143,958	336,434
BOC Aviation Ltd. Class A (c)	7,500	67,684
CapitaLand Ltd.	89,145	249,197
CapitaMall Trust	147,556	238,396
City Developments Ltd.	12,800	75,891
DBS Group Holdings Ltd.	62,166	1,397,246
Genting Singapore Ltd.	233,500	151,777
Keppel Corp. Ltd.	50,500	205,681
Mapletree Commercial Trust	61,400	101,045
Mapletree Logistics Trust (REIT)	138,650	207,337
Oversea-Chinese Banking Corp. Ltd.	114,843	1,052,853
Singapore Airlines Ltd. (a)	41,200	156,145
Singapore Exchange Ltd.	35,100	275,630
Singapore Technologies Engineering Ltd.	50,100	145,321
Singapore Telecommunications Ltd.	277,300	520,947
Suntec (REIT)	50,100	57,601
United Overseas Bank Ltd.	38,903	777,329
UOL Group Ltd.	13,600	78,692
Venture Corp. Ltd.	13,000	196,844
Wilmar International Ltd.	64,100	251,439

TOTAL SINGAPORE		6,543,489

South Africa - 1.1%
Absa Group Ltd.	23,949	202,210
African Rainbow Minerals Ltd.	3,193	59,690
Anglo American Platinum Ltd.	1,676	229,378
AngloGold Ashanti Ltd.	13,883	286,368
Aspen Pharmacare Holdings Ltd. (a)	14,848	165,347
Bidcorp Ltd.	11,431	225,365
Bidvest Group Ltd.	12,912	149,121
Capitec Bank Holdings Ltd.	2,168	222,204
Clicks Group Ltd.	7,748	129,396
Discovery Ltd. (a)	13,388	121,856
Exxaro Resources Ltd.	8,385	88,172
FirstRand Ltd.	174,252	613,261
Gold Fields Ltd.	29,681	278,524
Growthpoint Properties Ltd.	140,840	141,010
Harmony Gold Mining Co. Ltd.	17,928	80,800
Impala Platinum Holdings Ltd.	27,880	520,967
Kumba Iron Ore Ltd.	1,973	89,563
Mr Price Group Ltd.	7,036	88,231
MTN Group Ltd.	55,996	353,756
MultiChoice Group Ltd.	13,893	119,545
Naspers Ltd. Class N	15,123	3,441,693
Nedbank Group Ltd.	12,277	125,170
Northam Platinum Ltd. (a)	11,466	197,648
Old Mutual Ltd.	149,947	130,793
Rand Merchant Insurance Holdings Ltd.	18,797	38,210
Remgro Ltd.	21,860	165,776
Sanlam Ltd.	60,354	233,134
Sasol Ltd. (a)	18,548	312,033
Shoprite Holdings Ltd.	17,328	172,760
Sibanye Stillwater Ltd.	92,678	431,175
Spar Group Ltd.	5,288	66,894
Standard Bank Group Ltd.	43,328	352,569
Tiger Brands Ltd.	8,461	113,766
Vodacom Group Ltd.	23,247	201,541
Woolworths Holdings Ltd. (a)	33,474	113,469

TOTAL SOUTH AFRICA		10,261,395

Spain - 1.5%
ACS Actividades de Construccion y Servicios SA	7,938	258,914
Aena Sme SA (a)(c)	2,227	387,421
Amadeus IT Holding SA Class A (a)	15,746	1,072,273
Banco Bilbao Vizcaya Argentaria SA	234,081	1,314,390
Banco Santander SA (Spain)	603,400	2,332,282
CaixaBank SA	161,356	516,172
Cellnex Telecom SA (c)	15,420	872,060
Enagas SA	8,078	175,977
Endesa SA	10,388	273,009
Ferrovial SA	17,498	497,314
Grifols SA	10,279	278,671
Iberdrola SA	211,664	2,860,419
Industria de Diseno Textil SA	37,749	1,344,266
Naturgy Energy Group SA	9,441	242,105
Red Electrica Corporacion SA	16,057	294,877
Repsol SA	50,805	606,423
Siemens Gamesa Renewable Energy SA	8,265	299,092
Telefonica SA	178,274	826,179

TOTAL SPAIN		14,451,844

Sweden - 2.1%
Alfa Laval AB	10,591	358,307
ASSA ABLOY AB (B Shares)	34,806	992,102
Atlas Copco AB:
(A Shares)	23,230	1,407,704
(B Shares)	13,497	700,714
Boliden AB	9,217	359,075
Electrolux AB (B Shares)	7,102	199,330
Epiroc AB:
(A Shares)	23,933	518,774
(B Shares)	12,320	241,727
EQT AB	8,081	273,295
Ericsson (B Shares)	102,149	1,402,928
Essity AB (B Shares)	20,223	660,042
Evolution Gaming Group AB (c)	5,545	1,095,173
Fastighets AB Balder (a)	3,426	197,372
H&M Hennes & Mauritz AB (B Shares)	27,172	670,188
Hexagon AB (B Shares)	9,662	921,511
Husqvarna AB (B Shares)	12,827	178,566
ICA Gruppen AB	3,811	175,569
Industrivarden AB:
(A Shares)	4,091	156,960
(C Shares)	4,553	164,360
Investor AB (B Shares)	15,744	1,336,991
Kinnevik AB (B Shares)	8,024	443,590
L E Lundbergforetagen AB	3,102	177,277
Latour Investment AB (B Shares)	4,877	149,210
Lundin Petroleum AB	6,262	200,608
Nibe Industrier AB (B Shares)	10,498	384,178
Sandvik AB	39,494	976,439
Securitas AB (B Shares)	12,601	215,014
Skandinaviska Enskilda Banken AB (A Shares)	56,511	725,283
Skanska AB (B Shares)	11,004	298,447
SKF AB (B Shares)	12,714	328,305
Svenska Cellulosa AB SCA (B Shares)	21,667	380,076
Svenska Handelsbanken AB (A Shares)	55,887	647,186
Swedbank AB (A Shares)	30,176	530,193
Swedish Match Co. AB	5,764	472,801
Tele2 AB (B Shares)	16,479	212,860
Telia Co. AB	80,527	333,312
Volvo AB (B Shares)	49,947	1,220,421

TOTAL SWEDEN		19,705,888

Switzerland - 5.6%
ABB Ltd. (Reg.)	63,817	2,072,915
Adecco SA (Reg.)	5,588	378,387
Alcon, Inc. (Switzerland)	17,167	1,287,642
Baloise Holdings AG	1,653	279,467
Banque Cantonale Vaudoise	1,282	130,692
Barry Callebaut AG	123	271,523
Clariant AG (Reg.)	6,552	137,138
Coca-Cola HBC AG	6,684	230,958
Compagnie Financiere Richemont SA Series A	18,048	1,852,208
Credit Suisse Group AG	85,952	898,437
Credit Suisse Group AG rights 5/6/21 (a)(b)	85,952	1
Ems-Chemie Holding AG	268	250,172
Geberit AG (Reg.)	1,273	836,911
Givaudan SA	319	1,335,731
Julius Baer Group Ltd.	8,041	506,080
Kuehne & Nagel International AG	1,811	541,367
LafargeHolcim Ltd. (Reg.)	18,092	1,115,335
Lindt & Spruengli AG	3	296,304
Lindt & Spruengli AG (participation certificate)	45	417,356
Logitech International SA (Reg.)	5,760	645,852
Lonza Group AG	2,597	1,650,950
Nestle SA (Reg. S)	99,276	11,846,675
Novartis AG	76,591	6,536,000
Partners Group Holding AG	650	925,267
Roche Holding AG:
(Bearer)	1,946	675,906
(participation certificate)	23,391	7,629,111
Schindler Holding AG:
(participation certificate)	1,365	388,313
(Reg.)	740	205,814
SGS SA (Reg.)	211	623,816
Siemens Energy AG (a)	14,360	479,948
Sika AG	4,933	1,471,393
Sonova Holding AG Class B	1,981	585,894
Straumann Holding AG	352	502,802
Swatch Group AG (Bearer)	912	279,217
Swatch Group AG (Bearer) (Reg.)	2,089	125,237
Swiss Life Holding AG	1,114	542,698
Swiss Prime Site AG	2,507	243,631
Swiss Re Ltd.	10,109	939,559
Swisscom AG	924	501,130
Temenos Group AG	2,236	328,330
UBS Group AG	127,376	1,942,196
Vifor Pharma AG	1,522	219,238
Zurich Insurance Group Ltd.	5,205	2,135,396

TOTAL SWITZERLAND		54,262,997

Taiwan - 4.2%
Accton Technology Corp.	17,000	193,451
Acer, Inc.	114,000	139,925
Advantech Co. Ltd.	12,798	163,038
ASE Technology Holding Co. Ltd.	110,500	461,552
Asia Cement Corp.	64,000	114,396
ASMedia Technology, Inc.	1,000	42,226
ASUSTeK Computer, Inc.	25,000	336,375
AU Optronics Corp. (a)	293,000	342,854
Catcher Technology Co. Ltd.	23,000	162,551
Cathay Financial Holding Co. Ltd.	283,436	530,460
Chang Hwa Commercial Bank	170,841	109,431
Cheng Shin Rubber Industry Co. Ltd.	70,000	135,516
Chicony Electronics Co. Ltd.	22,030	66,614
China Development Finance Holding Corp.	400,000	186,795
China Life Insurance Co. Ltd.	64,586	61,246
China Steel Corp.	413,000	580,816
Chunghwa Telecom Co. Ltd.	128,000	521,546
Compal Electronics, Inc.	146,000	130,614
CTBC Financial Holding Co. Ltd.	628,000	512,378
Delta Electronics, Inc.	66,000	714,439
E.SUN Financial Holdings Co. Ltd.	395,591	381,506
ECLAT Textile Co. Ltd.	7,000	134,264
Evergreen Marine Corp. (Taiwan) (a)	83,358	235,652
Far Eastern Textile Ltd.	123,000	146,350
Far EasTone Telecommunications Co. Ltd.	58,000	135,115
Feng Tay Enterprise Co. Ltd.	13,200	98,014
First Financial Holding Co. Ltd.	330,128	270,529
Formosa Chemicals & Fibre Corp.	118,000	383,833
Formosa Petrochemical Corp.	39,000	144,444
Formosa Plastics Corp.	137,000	519,664
Foxconn Technology Co. Ltd.	32,000	79,012
Fubon Financial Holding Co. Ltd.	240,000	551,369
Giant Manufacturing Co. Ltd.	14,000	178,350
GlobalWafers Co. Ltd.	7,000	216,425
Highwealth Construction Corp.	17,600	28,499
HIWIN Technologies Corp.	9,599	145,986
Hon Hai Precision Industry Co. Ltd. (Foxconn)	433,800	1,800,709
Hotai Motor Co. Ltd.	12,000	259,367
Hua Nan Financial Holdings Co. Ltd.	258,371	175,668
Innolux Corp.	266,000	286,513
Inventec Corp.	95,000	92,297
Largan Precision Co. Ltd.	4,000	445,160
Lite-On Technology Corp.	71,000	162,351
MediaTek, Inc.	52,000	2,205,046
Mega Financial Holding Co. Ltd.	378,000	441,643
Micro-Star International Co. Ltd.	22,000	145,250
Nan Ya Plastics Corp.	174,000	549,179
Nan Ya Printed Circuit Board Corp.	9,000	102,576
Nanya Technology Corp.	43,000	140,948
Nien Made Enterprise Co. Ltd.	6,000	97,048
Novatek Microelectronics Corp.	20,000	446,592
Oneness Biotech Co. Ltd. (a)	7,000	59,116
Pegatron Corp.	73,000	192,263
Phison Electronics Corp.	5,000	108,069
Pou Chen Corp.	70,000	89,175
Powertech Technology, Inc.	26,000	103,739
President Chain Store Corp.	19,000	184,255
Quanta Computer, Inc.	102,000	359,163
Realtek Semiconductor Corp.	17,000	323,636
Ruentex Development Co. Ltd.	25,500	48,454
Shin Kong Financial Holding Co. Ltd.	362,953	131,180
Sinopac Holdings Co.	347,100	165,197
Synnex Technology International Corp.	49,000	97,667
Taishin Financial Holdings Co. Ltd.	319,193	161,053
Taiwan Business Bank	216,826	79,142
Taiwan Cement Corp.	173,535	323,535
Taiwan Cooperative Financial Holding Co. Ltd.	304,470	233,160
Taiwan High Speed Rail Corp.	83,000	93,410
Taiwan Mobile Co. Ltd.	54,000	193,237
Taiwan Semiconductor Manufacturing Co. Ltd.	852,000	17,935,090
The Shanghai Commercial & Savings Bank Ltd.	104,899	163,101
Unified-President Enterprises Corp.	173,000	464,924
Unimicron Technology Corp.	42,000	172,840
United Microelectronics Corp.	411,000	819,392
Vanguard International Semiconductor Corp.	30,000	128,288
Walsin Technology Corp.	10,000	86,778
Win Semiconductors Corp.	12,000	157,381
Winbond Electronics Corp.	108,000	137,971
Wistron Corp.	100,763	117,908
Wiwynn Corp.	2,629	85,987
WPG Holding Co. Ltd.	55,400	102,097
Yageo Corp.	13,396	260,298
Yuanta Financial Holding Co. Ltd.	340,080	316,410

TOTAL TAIWAN		40,399,498

Thailand - 0.5%
Advanced Info Service PCL (For. Reg.)	35,400	194,331
Airports of Thailand PCL (For. Reg.)	171,900	342,144
Asset World Corp. PCL	326,600	49,907
B. Grimm Power PCL (For. Reg.)	25,000	34,310
Bangkok Bank PCL (For. Reg.)	16,800	65,528
Bangkok Commercial Asset Management PCL	58,300	38,555
Bangkok Dusit Medical Services PCL:
unit	36,400	25,357
(For. Reg.)	292,100	203,485
Bangkok Expressway and Metro PCL	178,100	45,740
Berli Jucker PCL (For. Reg)	29,100	33,164
BTS Group Holdings PCL:
unit	37,800	10,861
(For. Reg.)	187,100	53,757
Bumrungrad Hospital PCL (For. Reg.)	12,900	55,493
Central Pattana PCL (For. Reg.)	78,200	131,170
Central Retail Corp. PCL	101,817	114,401
Charoen Pokphand Foods PCL:
unit	23,800	22,157
(For. Reg.)	110,100	102,501
CP ALL PCL (For. Reg.)	166,500	334,069
Delta Electronics PCL (For. Reg.)	10,100	114,780
Electricity Generating PCL (For. Reg.)	6,900	39,096
Energy Absolute PCL (For. Reg.)	66,300	129,833
Global Power Synergy Public Co. Ltd.	24,100	56,285
Gulf Energy Development PCL (For. Reg.)	78,600	87,053
Home Product Center PCL (For. Reg.)	208,400	94,332
Indorama Ventures PCL (For. Reg.)	76,800	118,344
Intouch Holdings PCL:
(For. Reg.)	60,000	122,793
NVDR	37,100	75,927
Kasikornbank PCL (For. Reg.)	62,300	264,000
Krung Thai Bank PCL (For. Reg.)	95,600	34,680
Krungthai Card PCL (For. Reg.)	32,600	79,799
Land & House PCL (For. Reg.)	249,000	69,144
Minor International PCL:
unit	21,500	20,706
warrants 9/30/21 (a)	1,750	38
warrants 7/31/23 (a)	4,385	1,408
(For. Reg.)	107,780	103,801
Muangthai Leasing PCL	28,400	58,350
Osotspa PCL	17,500	20,084
PTT Exploration and Production PCL (For. Reg.)	42,600	162,742
PTT Global Chemical PCL:
(For. Reg.)	71,600	155,727
NVDR	28,800	62,639
PTT Oil & Retail Business PCL NVDR unit	97,500	95,465
PTT PCL:
(For. Reg.)	388,200	498,491
NVDR	55,300	71,011
Ratchaburi Electric Generating Holding PCL (For. Reg.)	15,300	24,804
Siam Cement PCL (For. Reg.)	26,200	388,584
Siam Commercial Bank PCL (For. Reg.)	33,400	112,584
Sri Trang Gloves Thailand PCL	23,800	33,809
Srisawad Corp. PCL:
warrants 8/29/25 (a)	712	464
(For. Reg.)	26,600	71,090
Thai Oil PCL (For. Reg.)	33,900	64,481
Thai Union Frozen Products PCL (For. Reg.)	95,300	46,197
Total Access Communication PCL (For. Reg.)	43,000	45,209
True Corp. PCL (For. Reg.)	278,900	29,188

TOTAL THAILAND		5,209,868

Turkey - 0.1%
Akbank TAS	90,142	53,135
Aselsan A/S	16,534	29,957
Bim Birlesik Magazalar A/S JSC	18,456	144,906
Eregli Demir ve Celik Fabrikalari T.A.S.	53,920	124,009
Ford Otomotiv Sanayi A/S	2,467	52,387
Haci Omer Sabanci Holding A/S	31,895	31,168
Koc Holding A/S	21,454	47,450
Turk Hava Yollari AO (a)	12,855	18,990
Turk Sise ve Cam Fabrikalari A/S	35,205	31,936
Turkcell Iletisim Hizmet A/S	51,846	92,936
Turkiye Garanti Bankasi A/S	66,316	57,755
Turkiye Is Bankasi A/S Series C	46,064	27,097
Turkiye Petrol Rafinerileri A/S (a)	3,539	37,511
Yapi ve Kredi Bankasi A/S	92,504	23,465

TOTAL TURKEY		772,702

United Arab Emirates - 0.2%
Abu Dhabi Commercial Bank PJSC	113,794	194,244
Aldar Properties PJSC	114,889	109,786
Dubai Islamic Bank Pakistan Ltd.	49,352	59,790
Emaar Malls Group PJSC (a)	85,883	43,022
Emaar Properties PJSC (a)	98,862	100,392
Emirates NBD Bank PJSC	79,619	269,866
Emirates Telecommunications Corp.	57,342	330,644
First Abu Dhabi Bank PJSC	99,072	384,081

TOTAL UNITED ARAB EMIRATES		1,491,825

United Kingdom - 8.2%
3i Group PLC	34,484	610,541
Admiral Group PLC	6,465	279,372
Anglo American PLC (United Kingdom)	42,714	1,810,998
Antofagasta PLC	12,984	334,513
Ashtead Group PLC	15,559	999,396
Associated British Foods PLC	12,647	403,118
AstraZeneca PLC (United Kingdom)	45,438	4,836,601
Auto Trader Group PLC (a)(c)	31,704	249,593
Aveva Group PLC	3,869	185,946
Aviva PLC	135,823	750,876
BAE Systems PLC	113,668	793,998
Barclays PLC	604,508	1,463,496
Barratt Developments PLC	36,346	387,510
Berkeley Group Holdings PLC	4,172	266,596
BHP Group PLC	73,109	2,201,664
BP PLC	666,925	2,791,982
BP PLC sponsored ADR	6,861	172,623
British American Tobacco PLC (United Kingdom)	79,426	2,946,971
British Land Co. PLC	27,808	199,088
BT Group PLC (a)	314,785	717,093
Bunzl PLC	11,096	356,593
Burberry Group PLC (a)	13,369	380,528
Coca-Cola European Partners PLC	6,739	382,910
Compass Group PLC (a)	62,091	1,350,745
Croda International PLC	4,832	451,378
Diageo PLC	80,509	3,614,163
Direct Line Insurance Group PLC	46,363	182,548
Evraz PLC	15,239	135,198
Fresnillo PLC	5,148	58,555
GlaxoSmithKline PLC	173,461	3,205,519
Halma PLC	12,609	450,666
Hargreaves Lansdown PLC	10,441	247,944
Hikma Pharmaceuticals PLC	6,472	218,091
HSBC Holdings PLC (United Kingdom)	705,204	4,403,092
Imperial Brands PLC	32,967	686,351
Informa PLC (a)	52,895	410,691
InterContinental Hotel Group PLC (a)	5,868	416,998
Intertek Group PLC	5,378	455,887
J Sainsbury PLC	58,059	190,594
JD Sports Fashion PLC (a)	17,279	219,159
Johnson Matthey PLC	6,463	290,086
Kingfisher PLC	73,999	365,308
Land Securities Group PLC	26,169	260,502
Legal & General Group PLC	211,759	796,633
Lloyds Banking Group PLC	2,456,747	1,540,577
London Stock Exchange Group PLC	10,996	1,123,766
M&G PLC	88,831	266,584
Melrose Industries PLC	163,101	366,933
Mondi PLC	15,701	426,088
Mondi PLC	1,237	33,663
National Grid PLC	122,070	1,538,760
NatWest Group PLC	159,027	431,781
Next PLC (a)	4,641	500,066
NMC Health PLC (a)	2,259	813
Ocado Group PLC (a)	17,000	492,331
Pearson PLC	26,697	306,270
Persimmon PLC	11,187	483,888
Phoenix Group Holdings PLC	35,717	350,912
Prudential PLC	90,567	1,917,691
Reckitt Benckiser Group PLC	24,558	2,186,587
RELX PLC:
rights (a)(e)	66,189	30,531
(London Stock Exchange)	66,189	1,718,057
Rentokil Initial PLC	64,772	447,625
Rio Tinto PLC	38,825	3,251,876
Rolls-Royce Holdings PLC	295,866	427,483
Royal Dutch Shell PLC:
Class A (United Kingdom)	143,203	2,694,547
Class B (United Kingdom)	128,206	2,294,076
RSA Insurance Group PLC	34,387	324,073
Sage Group PLC	37,924	334,152
Schroders PLC	4,410	219,743
Segro PLC	39,294	545,654
Severn Trent PLC	7,496	256,428
Smith & Nephew PLC	29,541	639,378
Smiths Group PLC	13,332	299,290
Spirax-Sarco Engineering PLC	2,602	424,571
SSE PLC	37,256	755,321
St. James's Place Capital PLC	17,685	332,531
Standard Chartered PLC (United Kingdom)	95,140	682,719
Standard Life PLC	77,705	297,798
Taylor Wimpey PLC	129,707	321,721
Tesco PLC	268,726	820,304
Unilever PLC	90,721	5,314,175
United Utilities Group PLC	22,826	305,316
Vodafone Group PLC	899,759	1,698,026
Vodafone Group PLC sponsored ADR	3,101	58,764
Whitbread PLC (a)	7,123	319,119
WM Morrison Supermarkets PLC	80,087	192,285

TOTAL UNITED KINGDOM		78,904,387

United States of America - 0.1%
DouYu International Holdings Ltd. ADR (a)	2,837	25,845
Li Auto, Inc. ADR (a)	5,747	113,446
NICE Systems Ltd. sponsored ADR (a)	62	14,956
Southern Copper Corp.	3,497	242,727
Yum China Holdings, Inc.	13,506	849,798

TOTAL UNITED STATES OF AMERICA		1,246,772

TOTAL COMMON STOCKS
(Cost $776,779,839)		915,471,796

Nonconvertible Preferred Stocks - 1.1%
Brazil - 0.4%
Alpargatas SA (PN) (a)	5,000	36,570
Banco Bradesco SA (PN)	177,714	780,272
Bradespar SA (PN)	6,800	88,892
Centrais Eletricas Brasileiras SA (Electrobras) (PN-B)	7,755	52,794
Companhia Energetica de Minas Gerais (CEMIG) (PN)	26,804	68,292
Companhia Paranaense de Energia-COPEL (PN-B)	29,000	33,420
Gerdau SA	34,900	213,433
Itau Unibanco Holding SA	171,650	869,934
Itausa-Investimentos Itau SA (PN)	197,947	366,592
Lojas Americanas SA (PN)	32,083	123,204
Petroleo Brasileiro SA - Petrobras (PN) (non-vtg.)	168,000	730,509

TOTAL BRAZIL		3,363,912

Chile - 0.0%
Embotelladora Andina SA Class B	9,246	22,051
Sociedad Quimica y Minera de Chile SA (PN-B) (a)	5,439	286,586

TOTAL CHILE		308,637

Colombia - 0.0%
Bancolombia SA (PN)	13,123	97,899
Germany - 0.4%
Bayerische Motoren Werke AG (BMW) (non-vtg.)	2,323	190,471
Fuchs Petrolub AG	2,363	125,966
Henkel AG & Co. KGaA	5,741	659,566
Porsche Automobil Holding SE (Germany)	5,335	562,397
Sartorius AG (non-vtg.)	1,245	702,299
Volkswagen AG	6,432	1,675,713

TOTAL GERMANY		3,916,412

Korea (South) - 0.3%
AMOREPACIFIC Corp.	487	38,759
Hyundai Motor Co.	1,127	107,330
Hyundai Motor Co. Series 2	2,402	227,682
LG Chemical Ltd.	817	325,476
LG Household & Health Care Ltd.	89	56,984
Samsung Electronics Co. Ltd.	29,262	1,918,039

TOTAL KOREA (SOUTH)		2,674,270

Russia - 0.0%
Surgutneftegas OJSC	301,100	171,534
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $9,389,366)		10,532,664
	Principal Amount	Value

Government Obligations - 0.3%
United States of America - 0.3%
U.S. Treasury Bills, yield at date of purchase 0.09% 5/6/21 (Cost $2,999,964)(f)	3,000,000	2,999,999
	Shares	Value

Money Market Funds - 3.5%
Fidelity Cash Central Fund 0.04% (g)	27,653,379	27,658,910
Fidelity Securities Lending Cash Central Fund 0.04% (g)(h)	6,144,706	6,145,321
TOTAL MONEY MARKET FUNDS
(Cost $33,804,230)		33,804,231
TOTAL INVESTMENT IN SECURITIES - 100.2%
(Cost $822,973,399)		962,808,690
NET OTHER ASSETS (LIABILITIES) - (0.2)%		(1,473,848)
NET ASSETS - 100%		$961,334,842

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	197	June 2021	$22,251,150	$244,758	$244,758
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	163	June 2021	10,893,290	108,415	108,415
TME S&P/TSX 60 Index Contracts (Canada)	13	June 2021	2,401,692	23,096	23,096
TOTAL FUTURES CONTRACTS					$376,269

The notional amount of futures purchased as a percentage of Net Assets is 3.7%

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Level 3 security

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $26,294,579 or 2.7% of net assets.

 (d) Security or a portion of the security is on loan at period end.

 (e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $2,162,999.

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (h) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$9,474
Fidelity Securities Lending Cash Central Fund	5,102
Total	$14,576

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$65,349,897	$30,612,026	$34,737,871	$--
Consumer Discretionary	125,622,322	92,833,880	32,684,697	103,745
Consumer Staples	77,999,078	42,892,469	35,106,609	--
Energy	40,490,439	23,714,880	16,775,559	--
Financials	174,715,110	128,868,560	45,813,721	32,829
Health Care	82,809,370	40,876,386	41,932,984	--
Industrials	107,735,175	77,135,076	30,220,242	379,857
Information Technology	120,275,279	73,573,338	46,701,868	73
Materials	78,266,978	59,543,678	18,723,300	--
Real Estate	24,000,789	23,965,046	35,743	--
Utilities	28,740,023	19,971,437	8,768,586	--
Government Obligations	2,999,999	--	2,999,999	--
Money Market Funds	33,804,231	33,804,231	--	--
Total Investments in Securities:	$962,808,690	$647,791,007	$314,501,179	$516,504
Derivative Instruments:
Assets
Futures Contracts	$376,269	$376,269	$--	$--
Total Assets	$376,269	$376,269	$--	$--
Total Derivative Instruments:	$376,269	$376,269	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of April 30, 2021. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$376,269	$0
Total Equity Risk	376,269	0
Total Value of Derivatives	$376,269	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		April 30, 2021 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $5,839,028) — See accompanying schedule: Unaffiliated issuers (cost $789,169,169)	$929,004,459
Fidelity Central Funds (cost $33,804,230)	33,804,231
Total Investment in Securities (cost $822,973,399)		$962,808,690
Cash		49
Foreign currency held at value (cost $1,607,165)		1,605,718
Receivable for investments sold		105,551
Receivable for fund shares sold		2,627,028
Dividends receivable		3,009,225
Distributions receivable from Fidelity Central Funds		1,752
Other receivables		430
Total assets		970,158,443
Liabilities
Payable for investments purchased
Regular delivery	$156,271
Delayed delivery	76,212
Payable for fund shares redeemed	1,304,212
Payable for daily variation margin on futures contracts	467,027
Other payables and accrued expenses	674,800
Collateral on securities loaned	6,145,079
Total liabilities		8,823,601
Net Assets		$961,334,842
Net Assets consist of:
Paid in capital		$823,825,482
Total accumulated earnings (loss)		137,509,360
Net Assets		$961,334,842
Net Asset Value, offering price and redemption price per share ($961,334,842 ÷ 69,636,737 shares)		$13.80

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended April 30, 2021 (Unaudited)
Investment Income
Dividends		$9,906,820
Interest		810
Income from Fidelity Central Funds (including $5,102 from security lending)		14,576
Income before foreign taxes withheld		9,922,206
Less foreign taxes withheld		(1,035,460)
Total income		8,886,746
Expenses
Independent trustees' fees and expenses	$1,064
Total expenses before reductions	1,064
Expense reductions	(1)
Total expenses after reductions		1,063
Net investment income (loss)		8,885,683
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $4,524)	(3,277,761)
Fidelity Central Funds	(219)
Foreign currency transactions	(36,776)
Futures contracts	3,195,455
Total net realized gain (loss)		(119,301)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers (net of increase in deferred foreign taxes of $530,404)	152,811,331
Fidelity Central Funds	1
Assets and liabilities in foreign currencies	17,418
Futures contracts	1,191,825
Total change in net unrealized appreciation (depreciation)		154,020,575
Net gain (loss)		153,901,274
Net increase (decrease) in net assets resulting from operations		$162,786,957

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended April 30, 2021 (Unaudited)	Year ended October 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$8,885,683	$11,378,734
Net realized gain (loss)	(119,301)	(7,448,905)
Change in net unrealized appreciation (depreciation)	154,020,575	(7,386,219)
Net increase (decrease) in net assets resulting from operations	162,786,957	(3,456,390)
Distributions to shareholders	(10,454,288)	(10,024,220)
Share transactions
Proceeds from sales of shares	362,225,876	386,505,924
Reinvestment of distributions	7,447,910	6,979,662
Cost of shares redeemed	(135,791,970)	(183,471,990)
Net increase (decrease) in net assets resulting from share transactions	233,881,816	210,013,596
Total increase (decrease) in net assets	386,214,485	196,532,986
Net Assets
Beginning of period	575,120,357	378,587,371
End of period	$961,334,842	$575,120,357
Other Information
Shares
Sold	27,266,230	35,972,994
Issued in reinvestment of distributions	587,374	607,455
Redeemed	(10,325,490)	(17,142,013)
Net increase (decrease)	17,528,114	19,438,436

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Flex International Index Fund

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2021	2020	2019	2018	2017 A
Selected Per–Share Data
Net asset value, beginning of period	$11.04	$11.59	$10.60	$11.79	$10.00
Income from Investment Operations
Net investment income (loss)B	.15	.27	.37	.36	.19
Net realized and unrealized gain (loss)	2.81	(.52)	.81	(1.35)	1.60
Total from investment operations	2.96	(.25)	1.18	(.99)	1.79
Distributions from net investment income	(.20)	(.30)	(.19)	(.15)	–
Distributions from net realized gain	–	–	–	(.05)	–
Total distributions	(.20)	(.30)	(.19)	(.20)	–
Net asset value, end of period	$13.80	$11.04	$11.59	$10.60	$11.79
Total ReturnC,D	26.92%	(2.24)%	11.40%	(8.53)%	17.90%
Ratios to Average Net AssetsE,F
Expenses before reductionsG	- %H	-%	-%	-%	- %H
Expenses net of fee waivers, if anyG	- %H	-%	-%	-%	- %H
Expenses net of all reductionsG	- %H	-%	-%	-%	- %H
Net investment income (loss)	2.26%H	2.46%	3.35%	3.13%	2.64%H
Supplemental Data
Net assets, end of period (000 omitted)	$961,335	$575,120	$378,587	$244,871	$7,993
Portfolio turnover rateI	4%H	4%	4%	4%J	18%H

 A For the period March 9, 2017 (commencement of operations) to October 31, 2017.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Amount represents less than .005%.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended April 30, 2021

1. Organization.

Fidelity Flex International Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund is available only to certain fee-based accounts and advisory programs offered by Fidelity. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005% to .01%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2021 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), capital loss carryforwards, partnerships and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$182,492,579
Gross unrealized depreciation	(44,992,464)
Net unrealized appreciation (depreciation)	$137,500,115
Tax cost	$825,684,844

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$(1,702,392)
Long-term	(5,512,060)
Total capital loss carryforward	$(7,214,452)

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Flex International Index Fund	240,973,450	13,342,627

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services and the Fund does not pay any fees for these services. Under the management contract, the investment adviser or an affiliate pays all other expenses of the Fund, excluding fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.

8. Security Lending.

Funds lend portfolio securities through a lending agent from time to time in order to earn additional income. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds.

	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Flex International Index Fund	$–	$–

9. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $1.

10. Other.

Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

11. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2020 to April 30, 2021).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value November 1, 2020	Ending Account Value April 30, 2021	Expenses Paid During Period-B November 1, 2020 to April 30, 2021
Fidelity Flex International Index Fund	- %-C
Actual		$1,000.00	$1,269.20	$--D
Hypothetical-E		$1,000.00	$1,024.79	$--D

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C Amount represents less than .005%.

 D Amount represents less than $.005.

 E 5% return per year before expenses

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage the Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund’s Board of Trustees (the Board) has designated the Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2019 through November 30, 2020. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

ZEI-SANN-0621
1.9881634.104

Fidelity® Total International Index Fund

Semi-Annual Report

April 30, 2021

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

The funds or securities referred to herein are not sponsored, endorsed, or promoted by MSCI, and MSCI bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. The prospectus contains a more detailed description of the limited relationship MSCI has with Fidelity and any related funds.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2021 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, 2020 the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, global governments and central banks took unprecedented action to help support consumers, businesses, and the broader economies, and to limit disruption to financial systems.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Top Ten Stocks as of April 30, 2021

% of fund's net assets
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan, Semiconductors & Semiconductor Equipment)	1.7
Tencent Holdings Ltd. (Cayman Islands, Interactive Media & Services)	1.5
Alibaba Group Holding Ltd. sponsored ADR (Cayman Islands, Internet & Direct Marketing Retail)	1.4
Nestle SA (Reg. S) (Switzerland, Food Products)	1.1
Samsung Electronics Co. Ltd. (Korea (South), Technology Hardware, Storage & Peripherals)	1.1
ASML Holding NV (Netherlands) (Netherlands, Semiconductors & Semiconductor Equipment)	0.9
Roche Holding AG (participation certificate) (Switzerland, Pharmaceuticals)	0.7
LVMH Moet Hennessy Louis Vuitton SE (France, Textiles, Apparel & Luxury Goods)	0.7
Novartis AG (Switzerland, Pharmaceuticals)	0.6
Toyota Motor Corp. (Japan, Automobiles)	0.5
10.2

Top Market Sectors as of April 30, 2021

% of fund's net assets
Financials	19.7
Consumer Discretionary	13.4
Information Technology	12.3
Industrials	11.7
Materials	9.0
Health Care	9.0
Consumer Staples	8.0
Communication Services	6.7
Energy	4.3
Real Estate	2.0

Geographic Diversification (% of fund's net assets)

As of April 30, 2021
Japan	15.2%
United Kingdom	8.8%
Cayman Islands	7.1%
Canada	6.8%
France	5.9%
Switzerland	5.5%
Germany	5.5%
Australia	4.5%
Taiwan	4.4%
Other*	36.3%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Asset Allocation as of April 30, 2021

% of fund's net assets
Stocks and Equity Futures	100.0

Schedule of Investments April 30, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.8%
	Shares	Value
Argentina - 0.0%
Banco Macro SA sponsored ADR (a)(b)	12,515	$167,326
Central Puerto SA sponsored ADR (a)(b)	22,701	48,126
Grupo Financiero Galicia SA sponsored ADR	27,761	207,930
Pampa Holding SA sponsored ADR (a)(b)	11,267	151,203
Telecom Argentina SA Class B sponsored ADR (b)	33,924	157,068
Transportadora de Gas del Sur SA Class B sponsored ADR (a)(b)	20,041	90,986
YPF SA Class D sponsored ADR (a)	37,887	143,213

TOTAL ARGENTINA		965,852

Australia - 4.5%
Abacus Property Group unit	107,655	251,284
Accent Group Ltd.	71,378	161,659
Adbri Ltd.	107,008	265,436
Afterpay Ltd. (a)	49,195	4,458,625
AGL Energy Ltd.	147,705	1,016,096
ALS Ltd.	115,948	941,439
Altium Ltd.	26,929	615,082
Alumina Ltd.	566,223	754,609
AMP Ltd.	828,260	711,426
Ampol Ltd.	54,886	1,081,982
Ansell Ltd.	29,957	975,250
AP Eagers Ltd.	35,290	425,727
APA Group unit	259,520	2,005,210
Appen Ltd.	26,037	314,102
ARB Corp. Ltd.	16,703	503,492
Aristocrat Leisure Ltd.	129,940	3,720,690
ASX Ltd.	43,345	2,436,862
Atlas Arteria Ltd. unit	219,856	1,022,971
Aub Group Ltd.	26,473	416,027
Aurizon Holdings Ltd.	414,892	1,198,545
AusNet Services	466,473	680,963
Austal Ltd.	67,275	124,899
Australia & New Zealand Banking Group Ltd.	642,128	14,216,623
Australian Agricultural Co. Ltd. (a)	71,591	63,423
Bank of Queensland Ltd.	130,203	904,723
Bapcor Ltd.	80,351	477,856
Beach Energy Ltd.	427,038	419,435
Bega Cheese Ltd.	114,275	562,523
Bellevue Gold Ltd. (a)	214,402	155,255
Bendigo & Adelaide Bank Ltd.	123,310	981,266
BHP Billiton Ltd.	670,547	24,405,145
Bingo Industries Ltd.	85,731	225,206
Blackmores Ltd.	3,391	187,142
BlueScope Steel Ltd.	117,803	1,962,005
Boral Ltd.	288,347	1,377,194
Brambles Ltd.	332,140	2,660,986
Bravura Solutions Ltd.	79,591	172,902
Breville Group Ltd.	26,494	532,080
Brickworks Ltd.	18,329	286,631
BWP Trust	107,908	343,314
Carsales.com Ltd.	57,319	878,257
Centuria Industrial REIT	138,699	371,827
Centuria Office REIT unit	155,585	263,681
Chalice Mining Ltd. (a)	67,080	356,558
Challenger Ltd.	131,741	518,597
Champion Iron Ltd. (a)	70,967	372,299
Charter Hall Group unit	110,795	1,194,913
Charter Hall Long Wale REIT unit	161,123	606,952
Charter Hall Retail REIT	143,633	411,609
Charter Hall Social Infrastruc	97,614	244,390
Cimic Group Ltd.	19,453	290,721
Cleanaway Waste Management Ltd.	453,902	996,541
Clinuvel Pharmaceuticals Ltd.	9,919	222,203
Coca-Cola Amatil Ltd.	110,485	1,111,479
Cochlear Ltd.	15,246	2,613,208
Codan Ltd.	40,215	553,606
Coles Group Ltd.	303,750	3,818,779
Collins Foods Ltd.	30,692	268,828
Commonwealth Bank of Australia	400,997	27,505,172
Computershare Ltd.	132,663	1,443,021
Cooper Energy Ltd. (a)	310,278	58,561
Corporate Travel Management Ltd.	24,251	345,799
Costa Group Holdings Ltd.	84,810	304,454
Credit Corp. Group Ltd.	18,159	406,094
Cromwell Property Group unit	311,525	209,985
Crown Ltd.	83,615	787,125
CSL Ltd.	103,767	21,675,692
CSR Ltd.	113,292	521,029
De Grey Mining Ltd. (a)	226,970	255,276
Deterra Royalties Ltd.	113,732	382,871
DEXUS Property Group unit	246,604	1,932,009
Domain Holdings Australia Ltd. (a)	83,048	324,998
Dominos Pizza Enterprises Ltd.	13,464	1,106,173
Downer EDI Ltd.	154,856	671,621
Elders Ltd.	36,794	344,950
EML Payments Ltd. (a)	70,842	311,613
Evolution Mining Ltd.	379,599	1,353,924
Flight Centre Travel Group Ltd.	32,866	424,082
Fortescue Metals Group Ltd.	387,069	6,735,855
G8 Education Ltd.	297,462	229,150
GDI Property Group unit	141,746	116,292
Genworth Mortgage Insurance Ltd. (a)	106,265	224,300
Gold Road Resources Ltd.	192,155	189,474
Goodman Group unit	375,271	5,466,692
GrainCorp Ltd.	66,940	262,993
Growthpoint Properties Australia Ltd.	63,027	181,588
GUD Holdings Ltd.	20,904	214,980
GWA Group Ltd.	43,695	100,645
Harvey Norman Holdings Ltd.	146,855	596,194
Healius Ltd.	123,946	395,295
HUB24 Ltd.	13,142	255,933
IDP Education Ltd.	36,792	643,947
IGO Ltd.	154,500	891,453
Iluka Resources Ltd.	94,165	561,460
Incitec Pivot Ltd. (a)	470,138	959,753
Ingenia Communities Group unit	98,304	399,846
Inghams Group Ltd.	88,689	223,412
Insurance Australia Group Ltd.	563,642	2,127,588
Invocare Ltd.	30,854	268,583
IOOF Holdings Ltd.	145,163	408,166
IPH Ltd.	58,840	320,918
Iress Ltd.	43,303	336,253
Irongate Group	155,589	167,202
JB Hi-Fi Ltd.	28,114	1,002,315
Jumbo Interactive Ltd.	13,442	145,799
Kogan.Com Ltd.	17,758	151,573
Lendlease Group unit	155,105	1,518,656
Link Administration Holdings Ltd.	123,479	473,708
Lovisa Holdings Ltd.	15,484	174,627
Lynas Rare Earths Ltd. (a)	217,763	922,646
Macquarie Group Ltd.	77,938	9,635,745
Magellan Financial Group Ltd.	29,217	1,091,605
Mayne Pharma Group Ltd. (a)	356,519	111,231
McMillan Shakespeare Ltd.	26,456	226,222
Medibank Private Ltd.	638,806	1,515,681
Megaport Ltd. (a)	29,017	321,440
Mesoblast Ltd. (a)(b)	109,811	166,851
Metcash Ltd.	261,448	714,993
Mineral Resources Ltd.	37,174	1,367,416
Mirvac Group unit	896,263	1,857,273
Monadelphous Group Ltd.	24,351	239,175
Nanosonics Ltd. (a)	77,091	358,104
National Australia Bank Ltd.	739,253	15,182,431
National Storage (REIT) unit	221,447	342,889
Nearmap Ltd. (a)	111,209	182,477
Netwealth Group Ltd.	23,696	271,805
New Hope Corp. Ltd.	80,267	72,036
Newcrest Mining Ltd.	186,229	3,804,599
NEXTDC Ltd. (a)	100,775	899,755
NIB Holdings Ltd.	101,450	482,979
Nickel Mines Ltd.	287,905	252,838
Nine Entertainment Co. Holdings Ltd.	364,718	800,737
Northern Star Resources Ltd.	254,252	2,058,520
NRW Holdings Ltd.	83,436	125,015
Nufarm Ltd. (a)	65,106	262,308
Omni Bridgeway Ltd.	65,850	190,228
oOh!media Ltd.	157,597	207,602
Orica Ltd.	91,361	954,352
Origin Energy Ltd.	395,498	1,267,435
Orocobre Ltd. (a)	75,367	391,898
Orora Ltd.	241,387	591,329
OZ Minerals Ltd.	79,240	1,461,358
Pendal Group Ltd.	56,198	319,063
Perenti Global Ltd.	185,846	156,051
Perpetual Trustees Australia Ltd.	15,768	420,889
Perseus Mining Ltd. (Australia) (a)	274,154	258,713
Pilbara Minerals Ltd. (a)	427,275	375,232
Platinum Asset Management Ltd.	68,712	249,840
PointsBet Holdings Ltd. (a)	40,183	420,988
PolyNovo Ltd. (a)	131,579	304,086
Premier Investments Ltd.	20,736	419,956
Pro Medicus Ltd.	10,259	373,102
Qantas Airways Ltd.	179,887	685,951
QBE Insurance Group Ltd.	338,119	2,568,234
Qube Holdings Ltd.	411,516	954,204
Ramelius Resources Ltd.	184,610	241,764
Ramsay Health Care Ltd.	41,196	2,136,423
REA Group Ltd.	12,332	1,504,318
Redbubble Ltd. (a)	57,816	182,608
Regis Resources Ltd.	182,926	366,384
Regis Resources Ltd. rights 5/5/21 (a)	36,800	0
Reliance Worldwide Corp. Ltd.	196,700	747,032
Resolute Mng Ltd. (a)	272,558	101,833
Rio Tinto Ltd.	84,127	7,851,396
Sandfire Resources NL	39,444	204,192
Santos Ltd.	434,411	2,335,847
Scentre Group unit	1,178,215	2,468,775
SEEK Ltd.	78,388	1,870,160
Select Harvests Ltd.	29,515	139,604
Service Stream Ltd.	80,472	63,541
Seven Group Holdings Ltd.	30,354	503,674
Shopping Centres Australasia Property Group unit	244,819	469,605
Sigma Healthcare Ltd.	189,346	87,518
Silver Lake Resources Ltd. (a)	204,791	275,293
Sims Ltd.	41,768	508,059
Smartgroup Corp. Ltd.	35,945	194,939
Sonic Healthcare Ltd.	102,218	2,825,322
South32 Ltd.	1,110,698	2,464,203
Southern Cross Media Group Ltd.	52,408	75,295
Spark Infrastructure Group unit	398,736	672,694
St Barbara Ltd.	160,850	228,615
Steadfast Group Ltd.	197,837	635,524
Stockland Corp. Ltd. unit	550,506	1,984,705
Suncorp Group Ltd.	292,834	2,370,895
Super Retail Group Ltd.	44,388	407,938
Sydney Airport unit (a)	292,899	1,396,679
Tabcorp Holdings Ltd.	505,972	1,937,184
Tassal Group Ltd.	59,890	170,243
Technology One Ltd.	61,529	449,341
Telstra Corp. Ltd.	911,474	2,380,302
Temple & Webster Group Ltd. (a)	25,897	213,462
The GPT Group unit	439,682	1,564,836
The Star Entertainment Group Ltd.	200,154	613,671
TPG Telecom Ltd.	90,840	385,582
Transurban Group unit	613,362	6,695,373
Treasury Wine Estates Ltd.	168,742	1,305,104
Tyro Payments Ltd. (a)	53,475	154,479
United Malt Group Ltd.	69,875	245,995
Vicinity Centres unit	902,181	1,101,567
Viva Energy Group Ltd. (c)	191,452	288,333
Vocus Group Ltd. (a)	122,530	516,319
Washington H. Soul Pattinson & Co. Ltd.	23,609	550,526
Waypoint (REIT) unit	178,309	342,027
Webjet Ltd.	81,906	315,481
Wesfarmers Ltd.	254,871	10,623,951
Western Areas NL	96,805	172,265
Westgold Resources Ltd. (a)	90,299	150,254
Westpac Banking Corp.	818,535	15,773,728
Whitehaven Coal Ltd. (a)	197,407	194,653
WiseTech Global Ltd.	34,589	837,472
Woodside Petroleum Ltd.	219,819	3,871,057
Woolworths Group Ltd.	286,265	8,666,603
WorleyParsons Ltd.	73,742	616,926
Zip Co. Ltd. (a)	97,217	603,622

TOTAL AUSTRALIA		327,112,105

Austria - 0.2%
Andritz AG	15,404	837,080
AT&S Austria Technologie & Systemtechnik AG	7,602	292,921
BAWAG Group AG (c)	16,628	898,396
CA Immobilien Anlagen AG	15,841	694,185
DO & CO Restaurants & Catering AG (a)	1,729	147,587
Erste Group Bank AG	63,508	2,260,034
IMMOFINANZ Immobilien Anlagen AG (a)	23,539	489,869
Lenzing AG	3,392	447,768
Oesterreichische Post AG	10,543	467,086
OMV AG	34,806	1,716,085
PORR AG (b)	3,992	75,830
Raiffeisen International Bank-Holding AG	35,230	770,442
S IMMO AG	14,648	380,388
S&T AG	16,374	444,502
Schoeller-Bleckmann Oilfield Equipment AG	4,330	185,324
Telekom Austria AG	36,419	297,736
UNIQA Insurance Group AG	38,799	311,596
Verbund AG	15,406	1,265,043
Vienna Insurance Group AG	10,702	286,922
Voestalpine AG	27,947	1,212,934
Wienerberger AG	28,050	1,100,048

TOTAL AUSTRIA		14,581,776

Bailiwick of Guernsey - 0.0%
BMO Commercial Property Trust Ltd.	239,351	263,453
Burford Capital Ltd. (a)	43,179	571,278
Picton Property Income Ltd.	162,738	204,297
Regional REIT Ltd. (c)	130,746	152,037
Sirius Real Estate Ltd.	265,605	372,683
UK Commercial Property REIT Ltd.	231,627	257,190

TOTAL BAILIWICK OF GUERNSEY		1,820,938

Bailiwick of Jersey - 0.5%
Boohoo.Com PLC (a)	239,374	1,124,328
Breedon Group PLC (a)	353,307	503,549
Centamin PLC	252,755	374,898
Experian PLC	209,126	8,062,139
Ferguson PLC	50,845	6,412,444
Glencore Xstrata PLC	2,276,814	9,274,428
IWG PLC (a)	178,898	905,995
Man Group PLC	338,777	786,720
Petrofac Ltd. (a)	83,397	151,571
Polymetal International PLC	53,293	1,100,051
Sanne Group PLC	39,870	355,704
TP ICAP Group PLC	179,939	590,820
WPP PLC	280,850	3,786,453

TOTAL BAILIWICK OF JERSEY		33,429,100

Belgium - 0.6%
Ackermans & Van Haaren SA	5,266	842,029
Aedifica SA	7,509	917,214
Ageas	40,495	2,451,782
Agfa-Gevaert NV (a)	35,896	176,724
Akka Technologies SA (a)	3,532	100,808
Anheuser-Busch InBev SA NV	173,488	12,288,591
Barco NV	15,513	395,018
Befimmo SCA Sicafi	6,227	264,645
Bekaert SA	9,221	405,081
Bpost SA (a)	23,553	250,460
Cofinimmo SA	5,497	842,618
Colruyt NV	13,760	816,064
Compagnie D'entreprises CFE SA	1,504	152,249
D'ieteren SA	5,444	591,345
Econocom Group SA	31,139	124,665
Elia System Operator SA/NV	6,882	744,650
Euronav NV	41,817	360,166
Fagron NV	18,048	404,889
Galapagos Genomics NV (a)	10,248	797,860
Gimv NV	6,282	394,242
Groupe Bruxelles Lambert SA	23,754	2,598,229
Intervest Offices & Warehouses NV	5,340	142,524
KBC Ancora (a)	9,184	401,026
KBC Groep NV	56,995	4,427,907
Kinepolis Group NV	4,430	240,521
Melexis NV	5,037	548,649
Mithra Pharmaceuticals SA (a)(b)	5,337	153,031
Montea SICAFI SCA	2,920	320,164
Ontex Group NV (a)	19,217	250,674
Orange Belgium SA	11,884	313,611
Proximus	33,764	719,710
Retail Estates NV	1,852	142,278
Sofina SA	3,439	1,307,341
Solvay SA Class A	17,294	2,199,763
Telenet Group Holding NV	10,658	456,420
Tessenderlo Group (a)	5,833	248,952
Titan Cement International Trading SA	10,981	225,753
UCB SA	29,618	2,743,971
Umicore SA	45,661	2,774,482
Warehouses de Pauw	29,435	1,037,583
Warehouses de Pauw rights 5/21/21 (a)(d)	29,435	28,311
Xior Student Housing NV	6,492	362,543

TOTAL BELGIUM		44,964,543

Bermuda - 0.4%
Alibaba Health Information Technology Ltd. (a)	934,000	2,849,706
Alibaba Pictures Group Ltd. (a)	2,830,000	411,689
Beijing Enterprises Water Group Ltd.	1,306,000	499,349
Brightoil Petroleum Holdings Ltd. (e)	26,000	0
Brilliance China Automotive Holdings Ltd. (e)	664,000	624,016
BW LPG Ltd. (c)	25,038	185,439
BW Offshore Ltd.	18,283	73,536
Cafe de Coral Holdings Ltd.	104,000	225,733
China Foods Ltd.	312,000	129,736
China Gas Holdings Ltd.	610,200	2,203,484
China Grand Pharmaceutical and Healthcare Holdings Ltd.	260,000	218,236
China Oriental Group Co. Ltd. (H Shares)	328,000	111,476
China Resource Gas Group Ltd.	220,000	1,193,782
China Water Affairs Group Ltd.	278,000	225,471
China Youzan Ltd. (a)	3,172,000	1,024,971
Chinese Estates Holdings Ltd.	93,000	45,975
Chow Sang Sang Holdings International Ltd.	95,000	161,926
CK Infrastructure Holdings Ltd.	147,000	900,801
CMBC Capital Holdings Ltd.	6,840,000	93,340
Cosco Shipping Ports Ltd.	419,086	352,307
Credicorp Ltd. (United States)	15,700	1,874,580
Digital China Holdings Ltd. (H Shares)	209,000	156,594
Frontline Ltd.	19,491	149,297
Gemdale Properties and Investment Corp. Ltd.	1,710,000	239,954
Golden Ocean Group Ltd. (a)	20,537	177,392
GOME Electrical Appliances Holdings Ltd. (a)	2,836,000	467,327
Haitong International Securities Group Ltd.	666,030	210,070
HengTen Networks Group Ltd. (a)	573,600	679,363
Hiscox Ltd. (a)	78,807	883,752
Hongkong Land Holdings Ltd.	257,539	1,274,818
Hopson Development Holdings Ltd.	158,000	621,403
Huabao International Holdings Ltd.	214,000	226,735
Jardine Matheson Holdings Ltd.	49,758	3,345,728
Johnson Electric Holdings Ltd.	82,927	220,989
K Wah International Holdings Ltd.	295,902	147,422
Kerry Logistics Network Ltd.	153,000	459,921
Kerry Properties Ltd.	134,000	451,971
Kunlun Energy Co. Ltd.	956,000	1,026,429
Lancashire Holdings Ltd.	53,237	522,748
Luk Fook Holdings International Ltd.	89,000	222,736
Luye Pharma Group Ltd. (c)	448,500	272,527
Man Wah Holdings Ltd.	364,800	767,382
Nine Dragons Paper (Holdings) Ltd.	416,000	571,965
NWS Holdings Ltd.	386,367	427,266
Pacific Basin Shipping Ltd.	1,263,000	443,885
PAX Global Technology Ltd.	174,000	192,195
Pou Sheng International (Holdings) Ltd. (a)	736,000	179,079
Shanghai Industrial Urban Development Group Ltd.	1,639,400	168,842
Shangri-La Asia Ltd. (a)	256,000	243,880
Shenzhen International Holdings Ltd.	304,291	506,907
Sihuan Pharmaceutical Holdings Group Ltd.	971,000	387,512
Sinopec Kantons Holdings Ltd.	352,000	135,494
Skyworth Group Ltd. (a)	499,589	163,362
SMI Corp. Ltd. (e)	7,200	2,169
Town Health International Holdings Co. Ltd. (a)	114,000	4,770
Vtech Holdings Ltd.	47,800	438,447
Yue Yuen Industrial (Holdings) Ltd.	192,500	483,248
Yuexiu Transport Infrastructure Ltd.	276,000	169,841

TOTAL BERMUDA		30,448,973

Brazil - 1.1%
AES Brasil Energia SA	53,139	134,314
Aliansce Sonae Shopping Centers SA	38,572	182,278
Alupar Investimento SA unit	38,400	189,948
Ambev SA	1,073,463	2,952,391
Arezzo Industria e Comercio SA	13,300	185,224
Atacadao SA	97,300	389,053
B2W Companhia Global do Varejo (a)	53,804	666,799
B3 SA - Brasil Bolsa Balcao	474,178	4,495,571
Banco ABC Brasil SA (a)	416	1,133
Banco Bradesco SA	419,155	1,594,966
Banco do Brasil SA	194,000	1,058,562
Banco Inter SA unit	24,027	1,024,854
Banco Santander SA (Brasil) unit	96,500	684,483
BB Seguridade Participacoes SA	158,400	651,149
BK Brasil Operacao e Assessoria a Restaurantes SA (a)	95,900	174,779
BR Malls Participacoes SA (a)	180,905	317,047
BRF SA (a)	141,000	539,647
BTG Pactual Participations Ltd. unit	54,400	1,079,077
CCR SA	287,084	636,314
Centrais Eletricas Brasileiras SA (Electrobras)	57,776	391,303
Cia. Hering SA	47,200	238,257
Cielo SA	247,560	157,230
Cogna Educacao (a)	434,454	309,522
Companhia Brasileira de Distribuicao Grupo Pao de Acucar	35,661	267,389
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP)	82,600	650,515
Companhia de Saneamento de Minas Gerais	52,000	160,919
Companhia Siderurgica Nacional SA (CSN)	158,187	1,432,464
Compania de Locacao das Americas	75,000	364,089
Compania de Saneamento do Parana unit	45,900	178,292
Cosan SA	62,741	1,040,207
CPFL Energia SA	76,400	412,798
CVC Brasil Operadora e Agencia de Viagens SA (a)	40,050	176,729
Cyrela Brazil Realty SA	73,600	318,813
Duratex SA	73,600	321,116
Ecorodovias Infraestrutura e Logistica SA (a)	36,000	79,727
EDP Energias do Brasil SA	70,700	244,558
Embraer SA (a)	164,288	465,761
Energisa SA unit	48,700	395,011
Eneva SA (a)	179,800	485,575
ENGIE Brasil Energia SA	57,081	427,368
Equatorial Energia SA	215,200	993,983
EZ Tec Empreendimentos e Participacoes SA	30,200	179,631
Fleury SA	61,200	287,858
Gol Linhas Aereas Inteligentes SA:
warrants 7/23/24 (a)	900	939
warrants 7/30/24 (a)	3,278	4,399
Grendene SA	101,400	152,509
Grupo SBF SA (a)	20,100	96,318
Guararapes Confeccoes SA	33,500	103,484
Hapvida Participacoes e Investimentos SA (c)	254,700	677,068
Hypermarcas SA	88,700	565,963
Iguatemi Empresa de Shopping Centers SA	24,500	165,978
Iochpe-Maxion SA (a)	24,430	61,209
IRB Brasil Resseguros SA	234,913	263,367
JBS SA	240,500	1,333,541
Klabin SA unit (a)	170,200	872,925
Light SA	89,200	287,697
Linx SA	35,500	247,361
Localiza Rent A Car SA	141,408	1,673,868
Locaweb Servicos de Internet SA (c)	98,900	523,808
LOG Commercial Properties e Participacoes SA	19,191	104,256
Lojas Renner SA	185,624	1,380,549
M. Dias Branco SA	38,857	190,420
Magazine Luiza SA	676,468	2,494,391
Marfrig Global Foods SA	103,200	368,378
Minerva SA	82,800	147,551
MRV Engenharia e Participacoes SA	69,200	221,025
Multiplan Empreendimentos Imobiliarios SA	68,496	290,399
Natura & Co. Holding SA (a)	206,452	1,852,426
Notre Dame Intermedica Participacoes SA	119,811	1,792,517
Odontoprev SA	84,900	199,588
Omega Geracao SA (a)	45,800	330,512
Petro Rio SA (a)	27,900	470,372
Petrobras Distribuidora SA	190,200	788,174
Petroleo Brasileiro SA - Petrobras (ON)	858,488	3,650,753
Qualicorp Consultoria E Corret	73,000	363,518
Raia Drogasil SA	261,700	1,267,056
Rumo SA (a)	301,500	1,110,078
Sao Martinho SA	43,000	246,741
Sendas Distribuidora SA	40,061	596,558
SLC Agricola SA	25,100	225,445
Sul America SA unit	71,720	431,874
Suzano Papel e Celulose SA (a)	171,889	2,172,958
Telefonica Brasil SA	115,900	921,729
Terna Participacoes SA unit	53,200	409,378
TIM SA	187,980	421,844
Totvs SA	122,200	699,629
Ultrapar Participacoes SA	165,400	642,776
Vale SA	845,174	16,962,449
Via Varejo SA (a)	309,200	673,380
Weg SA	383,780	2,473,493
YDUQS Participacoes SA	62,700	337,737

TOTAL BRAZIL		78,205,092

British Virgin Islands - 0.0%
Arcos Dorados Holdings, Inc. Class A	43,278	247,983
Despegar.com Corp. (a)	12,672	167,777
First Pacific Co. Ltd.	540,000	185,089
Mail.Ru Group Ltd. unit (a)	28,929	647,683

TOTAL BRITISH VIRGIN ISLANDS		1,248,532

Canada - 6.7%
Advantage Oil & Gas Ltd. (a)	58,810	155,978
Aecon Group, Inc.	21,776	330,586
AG Growth International, Inc.	4,878	171,047
Agnico Eagle Mines Ltd. (Canada)	56,124	3,507,664
Air Canada (a)	31,676	638,339
Alamos Gold, Inc.	98,240	787,263
Algonquin Power & Utilities Corp.	137,077	2,211,477
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	196,403	6,655,156
Allied Properties (REIT)	15,153	525,791
AltaGas Ltd.	64,445	1,204,330
Altius Minerals Corp.	9,979	135,906
Altus Group Ltd.	10,731	542,247
Aphria, Inc. (a)(b)	64,406	989,290
ARC Resources Ltd.	235,460	1,480,784
Aritzia LP (a)	23,506	586,526
Artis (REIT)	26,390	233,380
ATCO Ltd. Class I (non-vtg.)	17,433	598,380
ATS Automation Tooling System, Inc. (a)	16,993	409,911
Aurinia Pharmaceuticals, Inc. (Canada) (a)	25,230	334,802
Aurora Cannabis, Inc. (a)(b)	47,587	423,933
B2Gold Corp.	245,552	1,182,661
Badger Daylighting Ltd.	8,402	284,225
Ballard Power Systems, Inc. (a)	51,595	1,126,640
Bank of Montreal	145,774	13,758,485
Bank of Nova Scotia	272,383	17,344,846
Barrick Gold Corp. (Canada)	407,468	8,682,087
Bausch Health Cos., Inc. (Canada) (a)	75,971	2,445,733
BCE, Inc.	31,851	1,505,547
Birchcliff Energy Ltd. (b)	83,322	211,500
BlackBerry Ltd. (a)	118,548	1,048,380
Boardwalk (REIT)	6,487	193,478
Bombardier, Inc. Class B (sub. vtg.) (a)	529,444	396,281
Boralex, Inc. Class A	20,739	664,782
Boyd Group Services, Inc.	5,067	941,094
Brookfield Asset Management, Inc. (Canada) Class A	292,620	13,338,892
Brookfield Infrastructure Corp. Class A	9,123	654,341
Brookfield Renewable Corp.	31,987	1,325,906
BRP, Inc.	10,799	992,086
CAE, Inc.	65,294	2,045,169
Cameco Corp.	93,925	1,578,726
Canaccord Genuity Group, Inc.	27,626	266,337
Canacol Energy Ltd.	76,702	216,537
Canada Goose Holdings, Inc. (a)	13,152	555,762
Canadian Apartment Properties (REIT) unit	18,617	827,591
Canadian Imperial Bank of Commerce	98,558	10,245,895
Canadian National Railway Co.	160,549	17,284,668
Canadian Natural Resources Ltd.	271,915	8,253,792
Canadian Pacific Railway Ltd.	30,696	11,455,528
Canadian Tire Ltd. Class A (non-vtg.) (b)	13,762	2,193,590
Canadian Utilities Ltd. Class A (non-vtg.)	28,428	812,493
Canadian Western Bank, Edmonton	21,907	602,414
Canfor Corp. (a)	15,677	391,558
Capital Power Corp. (b)	31,203	994,871
Cascades, Inc.	20,666	242,447
CCL Industries, Inc. Class B	34,810	1,975,913
Celestica, Inc. (sub. vtg.) (a)	29,530	246,013
Cenovus Energy, Inc.:
warrants 1/1/26 (a)	4,336	17,638
(Canada)	309,059	2,406,293
Centerra Gold, Inc.	49,633	457,908
CGI, Inc. Class A (sub. vtg.) (a)	51,940	4,595,432
Chorus Aviation, Inc. Class B	24,896	87,905
CI Financial Corp.	55,017	884,462
Cineplex, Inc. (a)	17,158	177,282
Cogeco Communications, Inc.	3,924	372,719
Colliers International Group, Inc.	7,213	780,716
Cominar (REIT)	24,281	192,802
Computer Modelling Group Ltd.	20,058	89,426
Constellation Software, Inc.	4,604	6,756,941
Corus Entertainment, Inc. Class B (non-vtg.)	57,210	273,681
Crescent Point Energy Corp.	123,652	487,908
Cronos Group, Inc. (a)(b)	48,105	392,542
Descartes Systems Group, Inc. (Canada) (a)	20,230	1,294,134
Dollarama, Inc.	68,221	3,179,188
DREAM Unlimited Corp.	9,565	178,437
Dundee Precious Metals, Inc.	41,596	299,495
Dye & Durham Ltd.	9,430	327,516
ECN Capital Corp.	62,476	418,828
Eldorado Gold Corp. (a)	41,522	410,102
Element Fleet Management Corp.	104,841	1,283,698
Emera, Inc.	56,205	2,554,752
Empire Co. Ltd. Class A (non-vtg.)	43,710	1,374,794
Enbridge, Inc.	457,852	17,659,979
Endeavour Silver Corp. (a)	38,654	203,781
Enerflex Ltd.	23,200	154,774
Enerplus Corp.	65,754	353,605
Enghouse Systems Ltd.	10,569	500,612
Equinox Gold Corp. (a)	64,263	519,688
Equitable Group, Inc.	3,285	356,549
ERO Copper Corp. (a)	16,017	316,261
Extendicare, Inc.	24,719	157,064
Fairfax Financial Holdings Ltd. (sub. vtg.)	6,056	2,766,895
Fiera Capital Corp.	28,214	250,429
Finning International, Inc.	40,678	1,058,690
First Capital Realty, Inc. unit	28,560	411,502
First Majestic Silver Corp.	46,579	705,610
First National Financial Corp.	5,081	213,136
First Quantum Minerals Ltd.	135,993	3,134,428
FirstService Corp.	9,040	1,468,435
Fortis, Inc.	101,499	4,527,674
Fortuna Mines, Inc. (a)	43,338	260,913
Franco-Nevada Corp.	43,582	6,071,306
George Weston Ltd.	18,571	1,639,760
GFL Environmental, Inc.	45,462	1,497,955
Gibson Energy, Inc.	35,068	640,505
Gildan Activewear, Inc.	46,568	1,616,231
goeasy Ltd.	2,842	336,235
Granite Real Estate Investment Trust	7,979	510,814
Great Canadian Gaming Corp. (a)	12,014	433,487
Great-West Lifeco, Inc.	60,920	1,766,415
H&R (REIT) unit	37,451	464,043
Home Capital Group, Inc. (a)	17,500	462,576
HudBay Minerals, Inc.	60,374	450,908
Hydro One Ltd. (c)	74,093	1,776,448
i-80 Gold Corp. (a)	17,682	35,388
iA Financial Corp, Inc.	26,336	1,483,121
IAMGOLD Corp. (a)	109,758	342,896
IGM Financial, Inc.	20,336	725,984
Imperial Oil Ltd.	60,488	1,746,999
Innergex Renewable Energy, Inc.	33,870	578,668
Intact Financial Corp.	32,536	4,324,722
Inter Pipeline Ltd.	102,361	1,492,340
Interfor Corp. (a)	18,579	493,818
InterRent REIT	16,482	205,832
Intertape Polymer Group, Inc.	14,374	353,751
Ivanhoe Mines Ltd. (a)	140,660	992,167
Jamieson Wellness, Inc. (c)	11,674	366,418
Keyera Corp.	50,725	1,160,053
Killam Apartment (REIT)	18,141	279,535
Kinaxis, Inc. (a)	6,308	813,628
Kinross Gold Corp.	296,257	2,084,874
Kirkland Lake Gold Ltd.	60,895	2,262,600
Knight Therapeutics, Inc. (a)	46,978	206,388
Labrador Iron Ore Royalty Corp.	15,329	524,041
Largo Resources Ltd. (a)	6,040	105,650
Lassonde Industries, Inc. Class A (sub. vtg.)	1,440	229,587
Laurentian Bank of Canada	14,903	515,782
Lightspeed POS, Inc. (Canada) (a)	15,695	1,095,962
Linamar Corp.	10,779	631,665
Lithium Americas Corp. (a)	21,286	300,635
Loblaw Companies Ltd.	40,895	2,270,743
Lundin Gold, Inc. (a)	22,222	215,504
Lundin Mining Corp.	155,472	1,878,338
MAG Silver Corp. (a)	20,062	345,370
Magna International, Inc. Class A (sub. vtg.)	65,484	6,184,260
Manulife Financial Corp.	441,166	9,633,401
Maple Leaf Foods, Inc.	19,276	444,909
Martinrea International, Inc.	20,110	218,418
MEG Energy Corp. (a)	62,120	343,160
Methanex Corp.	15,532	567,121
Metro, Inc. Class A (sub. vtg.)	60,057	2,751,829
Morguard North American Resources (REIT)	10,443	133,389
Morneau Shephell, Inc.	19,586	492,379
MTY Food Group, Inc. (a)	7,141	300,362
Mullen Group Ltd.	25,088	274,934
National Bank of Canada	75,865	5,515,435
New Gold, Inc. (a)	150,508	247,347
NexGen Energy Ltd. (a)	78,315	295,637
Nfi Group, Inc.	15,974	358,299
North West Co., Inc.	15,666	451,187
Northland Power, Inc. (b)	55,063	1,896,731
Novagold Resources, Inc. (a)	62,006	556,927
Nutrien Ltd.	130,893	7,225,392
OceanaGold Corp. (a)	163,763	273,127
Onex Corp. (sub. vtg.)	16,984	1,137,057
Open Text Corp.	62,261	2,931,836
Orla Mining Ltd. (a)	49,217	177,384
Osisko Gold Royalties Ltd. (b)	33,428	403,589
Osisko Mining, Inc. (a)	93,634	244,531
Pan American Silver Corp.	49,523	1,575,822
Parex Resources, Inc. (a)	31,980	602,316
Park Lawn Corp.	9,739	268,998
Parkland Corp.	33,868	1,087,832
Pason Systems, Inc.	25,190	192,642
Pembina Pipeline Corp.	127,568	3,937,624
Peyto Exploration & Development Corp.	50,216	218,979
Power Corp. of Canada (sub. vtg.)	128,713	3,748,872
PrairieSky Royalty Ltd.	51,941	556,956
Premium Brands Holdings Corp.	9,491	923,271
Pretium Resources, Inc. (a)	44,257	464,840
Primo Water Corp.	38,350	641,979
Quebecor, Inc. Class B (sub. vtg.)	39,744	1,068,657
Real Matters, Inc. (a)	22,449	294,230
Restaurant Brands International, Inc.	65,791	4,518,097
Richelieu Hardware Ltd.	15,048	525,698
RioCan (REIT) (b)	36,481	623,871
Ritchie Bros. Auctioneers, Inc.	26,158	1,663,991
Rogers Communications, Inc. Class B (non-vtg.)	81,221	4,000,423
Rogers Sugar, Inc.	24,244	109,667
Royal Bank of Canada	319,533	30,496,210
Russel Metals, Inc.	17,916	410,750
Sabina Gold & Silver Corp. (a)	80,380	115,095
Sandstorm Gold Ltd. (a)	52,264	386,936
Saputo, Inc.	55,962	1,778,364
Seabridge Gold, Inc. (a)	13,737	232,349
Shaw Communications, Inc. Class B	105,404	3,052,827
Shopify, Inc. Class A (a)	25,228	29,779,364
Sienna Senior Living, Inc. (b)	26,218	312,274
Sierra Wireless, Inc. (a)	10,046	152,429
Silvercorp Metals, Inc.	41,930	220,370
SilverCrest Metals, Inc. (a)	31,663	274,345
Sleep Country Canada Holdings, Inc. (c)	9,534	269,541
Smart (REIT)	19,014	442,729
SNC-Lavalin Group, Inc.	41,339	924,549
Spin Master Corp. (a)(c)	8,412	284,974
Sprott, Inc.	6,227	280,763
SSR Mining, Inc.	53,480	848,875
Stantec, Inc.	25,851	1,210,369
Stella-Jones, Inc.	14,591	610,159
Summit Industrial Income REIT	18,815	238,947
Sun Life Financial, Inc.	130,611	7,046,183
Suncor Energy, Inc.	350,640	7,499,756
SunOpta, Inc. (a)	26,708	330,912
Superior Plus Corp.	43,827	535,558
TC Energy Corp.	214,511	10,612,548
Teck Resources Ltd. Class B (sub. vtg.)	106,994	2,264,096
TELUS Corp.	94,695	1,964,547
TFI International, Inc. (Canada)	21,591	1,891,836
The Toronto-Dominion Bank	407,997	28,048,445
Thomson Reuters Corp.	39,135	3,629,336
Timbercreek Financial Corp.	20,210	149,625
TMX Group Ltd.	13,338	1,469,822
Torex Gold Resources, Inc. (a)	20,535	248,595
Toromont Industries Ltd.	19,684	1,569,403
Tourmaline Oil Corp.	58,664	1,265,728
TransAlta Corp.	78,470	771,198
TransAlta Renewables, Inc.	33,252	526,719
Transcontinental, Inc. Class A	17,552	332,433
Tricon Capital Group, Inc.	46,219	490,335
Trillium Therapeutics, Inc. (a)	19,093	181,574
Turquoise Hill Resources Ltd. (a)	22,844	401,812
Uranium Participation Corp. (a)	48,244	210,772
Vermilion Energy, Inc. (b)	35,644	264,470
Viemed Healthcare, Inc. (a)	14,032	141,102
Wesdome Gold Mines, Inc. (a)	33,500	246,927
West Fraser Timber Co. Ltd.	19,364	1,495,052
Westshore Terminals Investment Corp.	10,081	164,524
Wheaton Precious Metals Corp.	103,651	4,299,853
Whitecap Resources, Inc.	131,808	576,925
Winpak Ltd.	11,215	389,420
WPT Industrial (REIT)	13,328	222,844
WSP Global, Inc.	26,013	2,701,085
Yamana Gold, Inc.	222,083	1,017,229

TOTAL CANADA		483,619,113

Cayman Islands - 7.1%
21Vianet Group, Inc. ADR (a)	20,547	573,467
3SBio, Inc. (a)(c)	348,500	330,206
51job, Inc. sponsored ADR (a)	8,130	500,402
AAC Technology Holdings, Inc.	165,000	915,945
Abu Dhabi Islamic Bank	331,616	436,058
Agile Property Holdings Ltd.	300,000	470,406
Airtac International Group	29,134	1,230,206
AK Medical Holdings Ltd. (c)	104,000	162,003
Alchip Technologies Ltd.	17,000	302,344
Alibaba Group Holding Ltd. sponsored ADR (a)	433,413	100,096,732
Anta Sports Products Ltd.	251,000	4,507,676
Asia Cement (China) Holdings Corp. (e)	124,000	127,229
ASM Pacific Technology Ltd.	71,100	1,078,250
Autohome, Inc. ADR Class A	14,323	1,328,172
Baidu.com, Inc. sponsored ADR (a)	61,977	13,035,622
Baozun, Inc. sponsored ADR (a)	15,647	543,107
BeiGene Ltd. ADR (a)	10,539	3,620,568
Beijing Enterprises Urban Resources Group Ltd. (a)	424,000	74,235
Best, Inc. ADR (a)(b)	44,928	59,305
Bilibili, Inc. ADR (a)(b)	37,444	4,151,042
BizLink Holding, Inc.	38,062	355,491
Bosideng International Holdings Ltd.	862,000	438,338
Budweiser Brewing Co. APAC Ltd. (c)	392,600	1,240,814
Chailease Holding Co. Ltd.	288,855	2,087,984
China Aoyuan Group Ltd.	302,000	314,140
China Conch Venture Holdings Ltd.	378,500	1,790,721
China Dongxiang Group Co. Ltd.	951,000	124,878
China East Education Holdings Ltd. (c)	125,000	291,912
China Education Group Holdings Ltd.	178,000	429,890
China Evergrande Group	469,190	794,894
China Feihe Ltd. (c)	276,000	787,023
China Harmony Auto Holding Ltd.	258,500	125,793
China Hongqiao Group Ltd.	390,000	617,553
China Huishan Dairy Holdings Co. Ltd. (e)	51,000	0
China Liansu Group Holdings Ltd.	265,000	667,980
China Literature Ltd. (a)(c)	72,400	754,968
China Logistics Property Holdings Co. Ltd. (a)(c)	383,000	217,934
China Maple Leaf Educational Systems Ltd. (a)	430,000	112,928
China Medical System Holdings Ltd.	313,000	725,307
China Meidong Auto Holding Ltd.	142,000	710,206
China Mengniu Dairy Co. Ltd.	648,000	3,470,349
China New Higher Education Group Ltd. (c)	367,000	295,291
China Overseas Property Holdings Ltd.	345,000	349,986
China Resources Cement Holdings Ltd.	606,000	660,786
China Resources Land Ltd.	740,000	3,472,434
China Resources Medical Holdin	292,000	253,366
China SCE Property Holdings Ltd.	635,000	297,564
China State Construction International Holdings Ltd.	477,750	335,813
China Yuhua Education Corp. Ltd. (c)	320,000	303,614
China Zhongwang Holdings Ltd. (a)	400,000	92,691
ChinaSoft International Ltd.	562,000	632,343
CIFI Holdings Group Co. Ltd.	790,911	707,648
Cimc Enric Holdings Ltd.	332,000	288,928
CK Asset Holdings Ltd.	591,500	3,712,224
CK Hutchison Holdings Ltd.	613,000	5,026,951
COFCO Meat Holdings Ltd.	553,000	281,208
Comba Telecom Systems Holdings Ltd.	826,000	213,738
Country Garden Holdings Co. Ltd.	1,784,990	2,125,604
Country Garden Services Holdings Co. Ltd.	340,000	3,567,314
CStone Pharmaceuticals Co. Ltd. (a)(c)	161,000	230,481
CT Environmental Group Ltd. (a)(e)	26,000	1,138
Dali Foods Group Co. Ltd. (c)	549,000	326,527
Daqo New Energy Corp. ADR (a)	12,135	976,746
Dongyue Group Co. Ltd.	300,000	262,238
E-House China Enterprise Holdings Ltd.	171,000	184,698
Endeavour Mining Corp.	52,238	1,087,557
ENN Energy Holdings Ltd.	184,000	3,136,249
ESR Cayman Ltd. (a)(c)	445,400	1,522,367
Ever Sunshine Lifestyle Services Group Ltd.	158,000	390,945
Fanhua, Inc. ADR	12,015	160,400
Far East Consortium International Ltd.	207,463	73,448
FIH Mobile Ltd. (a)	831,000	117,679
Fu Shou Yuan International Group Ltd.	286,000	309,279
Fufeng Group Ltd.	468,000	173,517
Fulgent Sun International Holding Co. Ltd.	50,000	216,497
Futu Holdings Ltd. ADR (a)(b)	11,633	1,730,758
GCL-Poly Energy Holdings Ltd. (a)(b)(e)	4,208,000	1,072,619
GDS Holdings Ltd. ADR (a)	21,514	1,785,017
Geely Automobile Holdings Ltd.	1,361,000	3,530,514
General Interface Solution Holding Ltd.	63,000	278,422
Genscript Biotech Corp.	252,000	583,953
Glory Sun Financial Group Ltd. (a)	3,552,000	118,892
Gourmet Master Co. Ltd.	27,630	184,398
Greentown China Holdings Ltd.	247,000	297,631
Greentown Service Group Co. Ltd.	396,000	631,133
GSX Techedu, Inc. ADR (a)(b)	17,263	551,553
Haidilao International Holding Ltd. (c)	187,000	1,212,121
Haitian International Holdings Ltd.	161,000	656,001
Hansoh Pharmaceutical Group Co. Ltd. (c)	288,000	1,243,912
Health & Happiness H&H International Holdings Ltd.	71,000	255,930
Hengan International Group Co. Ltd.	158,000	1,024,145
HKBN Ltd.	219,000	320,842
Homeland Interactive Technology Ltd.	76,000	53,812
Hope Education Group Co. Ltd. (c)	658,000	221,938
Huazhu Group Ltd. ADR (a)	37,209	2,193,843
Hutchison China Meditech Ltd. sponsored ADR (a)	17,367	491,312
HUYA, Inc. ADR (a)(b)	19,182	337,987
iDreamSky Technology Holdings Ltd. (a)(c)	180,400	84,768
IGG, Inc.	186,000	314,639
InnoCare Pharma Ltd. (a)(c)	120,000	380,033
Innovent Biologics, Inc. (a)(c)	223,500	2,428,425
iQIYI, Inc. ADR (a)	64,269	945,397
JD Health International, Inc. (c)	65,300	1,017,193
JD.com, Inc. sponsored ADR (a)	198,516	15,357,198
Jiayuan International Group Ltd.	353,952	163,129
Jinchuan Group International Resources Co. Ltd.	653,000	113,488
JinkoSolar Holdings Co. Ltd. ADR (a)(b)	7,731	285,738
Jinxin Fertility Group Ltd. (c)	304,000	782,723
Jiumaojiu International Holdings Ltd. (c)	163,000	681,986
JOYY, Inc. ADR	14,384	1,367,343
Kaisa Group Holdings Ltd.	764,571	332,690
KE Holdings, Inc. ADR (a)	28,820	1,500,081
Kingboard Chemical Holdings Ltd.	163,000	965,273
Kingboard Laminates Holdings Ltd.	251,000	627,520
Kingdee International Software Group Co. Ltd.	571,000	1,889,183
Kingsoft Cloud Holdings Ltd. ADR	12,040	528,797
Kingsoft Corp. Ltd.	197,000	1,394,870
Koolearn Technology Holding Ltd. (a)(c)	72,500	139,442
Kuaishou Technology Class B (c)	47,000	1,591,323
KWG Living Group Holdings Ltd.	289,000	296,153
KWG Property Holding Ltd.	329,123	528,783
Lee & Man Paper Manufacturing Ltd.	349,000	304,172
Li Ning Co. Ltd.	493,000	4,023,842
Lifestyle International Holdings Ltd. (a)	165,000	134,035
Lifetech Scientific Corp. (a)	800,000	431,528
Logan Property Holdings Co. Ltd.	352,000	560,100
Longfor Properties Co. Ltd. (c)	417,000	2,600,966
Lonking Holdings Ltd.	501,000	212,842
Lufax Holding Ltd. ADR (a)	41,174	489,971
Maoyan Entertainment (a)(c)	138,200	275,413
Meitu, Inc. (a)(c)	502,000	155,749
Meituan Class B (a)(c)	825,900	31,684,619
Melco Crown Entertainment Ltd. sponsored ADR (a)	51,258	988,767
MGM China Holdings Ltd.	219,600	362,431
MH Development Ltd. (a)(e)	74,000	11,051
Microport Scientific Corp.	166,372	1,201,567
Ming Yuan Cloud Group Holdings Ltd.	86,000	399,678
Minth Group Ltd.	192,000	779,840
Momo, Inc. ADR	38,406	563,032
NetDragon WebSoft, Inc.	65,500	183,824
NetEase, Inc. ADR	95,574	10,710,022
New Oriental Education & Technology Group, Inc. sponsored ADR	354,069	5,403,093
Nexteer Auto Group Ltd.	239,000	267,991
NIO, Inc. sponsored ADR (a)	294,480	11,732,083
Niu Technologies ADR (a)	7,218	269,664
Noah Holdings Ltd. sponsored ADR (a)	8,898	391,957
OneSmart International Education Group Ltd. ADR (a)(b)	26,587	72,583
Pacific Textile Holdings Ltd.	262,000	167,634
Parade Technologies Ltd.	17,000	842,548
Pinduoduo, Inc. ADR (a)	90,144	12,072,986
Ping An Healthcare and Technology Co. Ltd. (a)(c)	120,000	1,405,812
Powerlong Commercial Management Holdings Ltd.	43,937	172,518
Q Technology (Group) Co. Ltd.	133,000	266,077
Qudian, Inc. ADR (a)(b)	36,574	74,977
Redco Properties Group Ltd. (c)	460,000	166,406
RLX Technology, Inc. ADR (b)	31,300	340,857
Ronshine China Holdings Ltd.	260,500	182,101
Sands China Ltd. (a)	553,200	2,627,927
Sany Heavy Equipment International Holdings Co. Ltd.	351,000	426,112
Sapiens International Corp. NV	8,937	297,960
Scholar Education Group	44,000	47,355
Seazen Group Ltd.	542,000	579,138
Shenzhou International Group Holdings Ltd.	192,200	4,228,207
Shimao Property Holdings Ltd.	300,000	868,978
Silergy Corp.	17,000	1,779,388
Sino Biopharmaceutical Ltd.	2,429,000	2,617,325
SITC International Holdings Co. Ltd.	307,000	1,171,839
Smoore International Holdings Ltd. (c)	151,000	1,070,136
SOHO China Ltd. (a)	727,500	220,093
Sohu.Com Ltd. ADR (a)	13,487	254,500
SSY Group Ltd.	430,000	265,160
Sunac China Holdings Ltd.	595,000	2,317,112
Sunevision Holdings Ltd.	171,000	176,333
Sunny Optical Technology Group Co. Ltd.	166,400	4,057,309
Taigen Biopharmaceuticals Holdings Ltd. (a)	114,000	94,031
TAL Education Group ADR (a)	87,775	4,998,786
TCL Multimedia Technology Holdings Ltd.	203,000	150,007
Tencent Holdings Ltd.	1,316,025	104,981,998
Tencent Music Entertainment Group ADR (a)	87,149	1,518,136
The United Laboratories International Holdings Ltd.	224,000	183,404
Tianli Education International Holdings Ltd.	294,000	244,503
Tianneng Power International Ltd.	180,000	330,443
Times Neighborhood Holdings Ltd.	186,000	143,192
Tingyi (Cayman Islands) Holding Corp.	468,000	842,283
Tongcheng-Elong Holdings Ltd. (a)	214,800	538,676
Tongda Group Holdings Ltd.	960,000	70,445
Tongdao Liepin Group (a)	67,000	224,692
Topsports International Holdings Ltd. (c)	286,000	386,598
Towngas China Co. Ltd.	323,910	159,708
TPK Holding Co. Ltd. (a)	90,000	174,557
Trip.com Group Ltd. ADR (a)	117,042	4,574,001
Uni-President China Holdings Ltd.	352,000	428,685
Value Partners Group Ltd.	308,000	218,874
Vinda International Holdings Ltd.	86,000	306,125
Vipshop Holdings Ltd. ADR (a)	103,832	3,194,911
Want Want China Holdings Ltd.	1,191,000	863,227
Weibo Corp. sponsored ADR (a)(b)	13,448	677,779
Weimob, Inc. (a)(c)	389,000	859,353
WH Group Ltd. (c)	2,271,500	1,985,579
Wharf Real Estate Investment Co. Ltd.	377,000	2,169,470
Wisdom Marine Lines Co. Ltd.	29,000	73,473
Wuxi Biologics (Cayman), Inc. (a)(c)	752,000	10,556,422
Wynn Macau Ltd. (a)	377,600	726,252
XD, Inc. (a)	24,200	209,825
Xiabu Xiabu Catering Co. Ltd. (c)	151,000	235,605
Xiaomi Corp. Class B (a)(c)	3,282,600	10,395,798
Xinyi Glass Holdings Ltd.	428,000	1,517,994
Xinyi Solar Holdings Ltd.	1,001,718	1,676,462
XPeng, Inc. ADR (a)(b)	38,099	1,139,541
XTEP International Holdings Ltd.	291,669	254,580
Yadea Group Holdings Ltd. (c)	238,000	520,872
Yihai International Holding Ltd.	114,000	1,110,978
Yuzhou Properties Co.	492,636	136,989
Zai Lab Ltd. ADR (a)	17,525	2,912,830
Zepp Health Corp. ADR (a)(b)	10,783	110,741
Zhen Ding Technology Holding Ltd.	141,000	534,836
Zhenro Properties Group Ltd.	482,000	325,150
Zhongsheng Group Holdings Ltd. Class H	138,500	1,049,303
Zhou Hei Ya International Holdings Co. Ltd. (c)	143,000	175,258
ZTO Express, Inc. sponsored ADR	96,116	3,091,091

TOTAL CAYMAN ISLANDS		513,863,326

Chile - 0.1%
AES Gener SA	891,915	146,563
Aguas Andinas SA	994,324	282,602
Banco de Chile	9,730,939	1,041,921
Banco de Credito e Inversiones	12,198	566,453
Banco Santander Chile	15,720,530	862,635
CAP SA	15,861	282,750
Cencosud SA	365,614	759,027
Cencosud Shopping SA	173,012	282,377
Colbun SA	2,274,542	390,435
Compania Cervecerias Unidas SA	36,955	340,053
Compania Sud Americana de Vapores SA	2,724,043	164,808
CorpBanca SA (a)	29,118,503	99,147
Empresa Nacional de Telecomunicaciones SA (ENTEL)	27,613	155,057
Empresas CMPC SA	240,484	668,265
Empresas COPEC SA	85,194	917,472
Enel Americas SA	4,728,990	673,156
Enel Chile SA	5,654,069	385,832
Engie Energia Chile SA	111,915	118,099
Falabella SA	170,774	771,298
Grupo Security SA	475,730	98,388
Inversiones Aguas Metropolitanas SA	76,028	58,514
Inversiones La Construccion SA	6,663	44,737
Parque Arauco SA	141,149	219,073
Ripley Corp. SA	194,274	62,052
SMU SA	757,181	108,709
Vina Concha y Toro SA	104,755	182,912

TOTAL CHILE		9,682,335

China - 2.9%
A-Living Services Co. Ltd. (H Shares) (c)	121,750	561,121
AECC Aviation Power Co. Ltd.	46,000	269,242
Agricultural Bank of China Ltd.:
(A Shares)	1,392,100	688,147
(H Shares)	5,755,000	2,237,469
Aier Eye Hospital Group Co. Ltd. (A Shares)	37,960	436,744
Air China Ltd. (H Shares)	432,000	342,586
Aluminum Corp. of China Ltd. (H Shares) (a)	1,126,000	581,845
Anhui Conch Cement Co. Ltd. (H Shares)	351,500	2,101,918
Anhui Gujing Distillery Co. Ltd. (B Shares)	82,200	1,103,408
Asymchem Laboratories Tianjin Co. Ltd. (A Shares)	11,700	594,444
AVIC Aircraft Co. Ltd. (A Shares)	71,300	264,890
AVIC Shenyang Aircraft Co. Ltd. (A Shares)	15,400	137,359
AviChina Industry & Technology Co. Ltd. (H Shares)	610,000	392,649
Bank of Beijing Co. Ltd. (A Shares)	398,800	293,240
Bank of Chengdu Co. Ltd. (A Shares)	92,200	169,915
Bank of China Ltd.:
(A Shares)	2,979,700	1,495,949
(H Shares)	15,321,000	6,094,672
Bank of Communications Co. Ltd.:
(A Shares)	373,200	277,299
(H Shares)	2,097,000	1,341,713
Bank of Hangzhou Co. Ltd. (A Shares)	195,300	498,998
Bank of Jiangsu Co. Ltd. (A Shares)	232,310	253,716
Bank of Nanjing Co. Ltd. (A Shares)	128,300	181,743
Bank of Ningbo Co. Ltd. (A Shares)	121,400	791,955
Bank of Shanghai Co. Ltd. (A Shares)	201,900	255,124
Baoshan Iron & Steel Co. Ltd. (A Shares)	172,700	230,231
Beijing Capital International Airport Co. Ltd. (H Shares)	444,000	322,951
Beijing Chunlizhengda Medical Instruments Co. Ltd. (H Shares)	30,250	91,906
Beijing New Building Materials PLC (A Shares)	47,200	336,565
Beijing Oriental Yuhong Waterproof Technology Co. Ltd. (A Shares)	76,500	682,574
BGI Genomics Co. Ltd.	16,300	325,396
BOE Technology Group Co. Ltd. (A Shares)	438,900	496,970
BYD Co. Ltd. (H Shares)	210,500	4,377,249
Cansino Biologics, Inc. (H Shares) (a)(c)	17,400	871,372
CGN Power Co. Ltd. (H Shares) (c)	2,429,000	559,739
Changchun High & New Technology Industry Group, Inc. (A Shares)	4,400	338,216
China Bohai Bank Co. Ltd. (H Shares) (c)	632,000	285,581
China Cinda Asset Management Co. Ltd. (H Shares)	2,313,000	455,588
China CITIC Bank Corp. Ltd. (H Shares)	2,121,000	1,111,322
China Communications Services Corp. Ltd. (H Shares)	586,000	254,233
China Construction Bank Corp.:
(A Shares)	603,000	626,893
(H Shares)	21,266,000	16,786,139
China Datang Corp. Renewable Power Co. Ltd.	586,000	109,388
China Everbright Bank Co. Ltd.:
(A Shares)	265,800	155,206
(H Shares)	1,046,000	437,643
China Fangda Group Co. Ltd. (B Shares)	1,349,300	500,272
China Fortune Land Development Co. Ltd. (A Shares)	41,080	35,347
China Galaxy Securities Co. Ltd. (H Shares)	1,003,500	598,140
China Greatwall Technology Group Co. Ltd. (A Shares)	47,200	86,110
China Huarong Asset Management Co. Ltd. (c)(e)	2,544,000	334,058
China International Capital Corp. Ltd. (H Shares) (c)	370,400	930,798
China International Travel Service Corp. Ltd. (A Shares)	23,200	1,118,123
China Jushi Co. Ltd. (A Shares)	114,900	319,842
China Life Insurance Co. Ltd. (H Shares)	1,779,000	3,606,300
China Longyuan Power Grid Corp. Ltd. (H Shares)	721,000	1,061,857
China Merchants Bank Co. Ltd.:
(A Shares)	147,400	1,199,966
(H Shares)	1,017,500	8,206,543
China Merchants Securities Co. Ltd. (A Shares)	99,060	286,461
China Merchants Shekou Industrial Zone Holdings Co. Ltd. (A Shares)	60,000	107,701
China Minsheng Banking Corp. Ltd.:
(A Shares)	725,100	526,449
(H Shares)	1,123,000	576,843
China Molybdenum Co. Ltd. (H Shares)	1,083,000	734,757
China National Building Materials Co. Ltd. (H Shares)	873,350	1,265,994
China National Nuclear Power Co. Ltd. (A Shares)	224,700	181,190
China Oilfield Services Ltd. (H Shares)	450,000	414,792
China Pacific Insurance (Group) Co. Ltd. (H Shares)	762,600	2,758,722
China Petroleum & Chemical Corp.:
(A Shares)	443,400	293,157
(H Shares)	5,456,000	2,690,930
China Railway Group Ltd.:
(A Shares)	193,400	161,030
(H Shares)	1,096,000	567,207
China Shenhua Energy Co. Ltd.:
(A Shares)	323,800	960,871
(H Shares)	440,000	916,473
China Shipbuilding Industry Co. (A Shares) (a)	245,700	155,235
China Southern Airlines Ltd. (H Shares) (a)	456,000	309,958
China State Construction Engineering Corp. Ltd. (A Shares)	618,900	472,289
China Suntien Green Energy Corp. Ltd. (H Shares)	380,000	146,271
China Tower Corp. Ltd. (H Shares) (c)	10,346,000	1,491,747
China Vanke Co. Ltd. (H Shares)	553,900	1,939,568
China Yangtze Power Co. Ltd. (A Shares)	218,700	674,664
Chongqing Changan Automobile Co. Ltd. (A Shares) (a)	104,900	265,268
Chongqing Rural Commercial Bank Co. Ltd. (H Shares)	729,000	309,704
Chongqing Zhifei Biological Products Co. Ltd. (A Shares)	17,100	595,535
CITIC Securities Co. Ltd. (H Shares)	710,500	1,714,109
Contemporary Amperex Technology Co. Ltd.	32,500	1,948,795
COSCO SHIPPING Holdings Co. Ltd. (H Shares) (a)	811,500	1,452,139
CSC Financial Co. Ltd. (A Shares)	27,800	122,864
Daqin Railway Co. Ltd. (A Shares)	182,800	194,279
Dongfeng Motor Group Co. Ltd. (H Shares)	630,000	547,456
East Money Information Co. Ltd. (A Shares)	124,320	619,151
Eastern Communications Co. Ltd. (B Shares)	949,200	426,191
Eve Energy Co. Ltd. (A shares)	30,300	415,031
Everbright Securities Co. Ltd. (A Shares)	102,900	238,275
Focus Media Information Technology Co. Ltd. (A Shares)	151,500	252,285
Foshan Haitian Flavouring & Food Co. Ltd. (A Shares)	28,600	748,853
Foxconn Industrial Internet Co. Ltd. (A Shares)	37,000	78,647
Fuyao Glass Industries Group Co. Ltd. (H Shares) (c)	159,200	925,349
Gemdale Corp. (A Shares)	80,200	145,694
GF Securities Co. Ltd. (H Shares)	456,400	661,590
Gigadevice Semiconductor Beijing, Inc. (A Shares)	5,460	162,978
GoerTek, Inc. (A Shares)	46,100	268,475
Great Wall Motor Co. Ltd.:
(A Shares)	70,800	365,620
(H Shares)	655,500	1,621,925
Greenland Holdings Corp. Ltd. (A Shares)	131,700	115,353
Guangdong Haid Group Co. Ltd. (A Shares)	42,200	543,675
Guangzhou Automobile Group Co. Ltd. (H Shares)	683,600	583,472
Guangzhou R&F Properties Co. Ltd. (H Shares)	432,400	553,321
Guotai Junan Securities Co. Ltd. (A Shares)	286,000	731,623
Haier Smart Home Co. Ltd. (a)	410,800	1,776,947
Haier Smart Home Co. Ltd. (A Shares)	120,200	615,158
Hainan Meilan International Airport Co. Ltd. (a)	33,000	140,195
Haitong Securities Co. Ltd. (H Shares)	868,000	776,621
Hangzhou Steam Turbine Co. Ltd.	557,727	865,194
Hangzhou Tigermed Consulting Co. Ltd. (A Shares)	37,200	899,385
Hebei Construction Group Corp. (H Shares)	80,500	27,256
Henan Billions Chemicals Co. Ltd. (A Shares)	54,000	282,367
Henan Shuanghui Investment & Development Co. Ltd. (A Shares)	52,100	294,886
Hengli Petrochemical Co. Ltd. (A Shares)	72,520	332,157
Hithink RoyalFlush Information Network Co. Ltd. (A Shares)	8,000	134,209
Hualan Biological Engineer, Inc. (A Shares)	25,100	163,159
Huaneng Power International, Inc. (H Shares)	988,000	356,139
Huangshan Tourism Development Co. Ltd.	806,433	604,018
Huatai Securities Co. Ltd. (H Shares) (c)	521,600	745,359
Huaxia Bank Co. Ltd. (A Shares)	315,000	303,638
Huayu Automotive Systems Co. Ltd. (A Shares)	40,300	162,607
Hubei Dongbei Electric Engineering Group, Inc. (A Shares)	171,192	205,478
Hundsun Technologies, Inc. (A Shares)	20,000	283,896
iFlytek Co. Ltd. (A Shares)	51,000	401,556
Industrial & Commercial Bank of China Ltd.:
(A Shares)	804,500	637,535
(H Shares)	13,713,000	8,932,803
Industrial Bank Co. Ltd. (A Shares)	196,800	660,915
INESA Intelligent Tech, Inc. (B Shares)	1,296,400	569,120
Inner Mongoli Yili Industries Co. Ltd. (A Shares)	81,400	514,919
Inner Mongolia Eerduosi Resourses Co. Ltd. (B Shares)	309,405	411,199
Inner Mongolia Yitai Coal Co. Ltd. (B Shares)	1,285,317	849,595
Jiangsu Expressway Co. Ltd. (H Shares)	298,000	351,412
Jiangsu Hengli Hydraulic Co. Ltd.	24,736	328,616
Jiangsu Hengrui Medicine Co. Ltd. (A Shares)	64,420	836,908
Jiangsu King's Luck Brewery JSC Ltd. (A Shares)	41,900	345,828
Jiangsu Yanghe Brewery JSC Ltd. (A Shares)	16,800	499,575
Jiangxi Copper Co. Ltd. (H Shares)	320,000	782,723
Jiangxi Ganfeng Lithium Co. Ltd.	28,900	488,802
Kama Co. Ltd. (B Shares) (a)	1,032,035	387,013
Konka Group Co. Ltd. Series B	781,300	245,421
Kweichow Moutai Co. Ltd. (A Shares)	18,000	5,579,986
Legend Holdings Corp. rights (a)(e)	1,623	272
Lens Technology Co. Ltd. (A Shares)	47,900	193,346
Lepu Medical Technology Beijing Co. Ltd. (A Shares)	17,000	84,271
Lingyi iTech Guangdong Co. (A Shares)	74,000	94,193
LONGi Green Energy Technology Co. Ltd.	46,500	714,003
Luthai Textile JSC Ltd. (B Shares)	1,782,839	885,940
Luxshare Precision Industry Co. Ltd. (A Shares)	78,778	449,778
Luzhou Laojiao Co. Ltd. (A Shares)	18,000	710,657
Mango Excellent Media Co. Ltd. (A Shares)	29,279	307,783
Maxscend Microelectronics Co. Ltd. (A Shares)	6,480	427,649
Meinian Onehealth Healthcare Holdings Co. Ltd. (A Shares) (a)	34,200	64,982
Midea Group Co. Ltd. (A Shares)	62,000	767,829
Muyuan Foodstuff Co. Ltd. (A Shares)	52,190	911,904
Nanji E-Commerce Co. Ltd. (A Shares)	43,800	54,670
NARI Technology Co. Ltd. (A Shares)	50,600	249,971
NAURA Technology Group Co. Ltd.	9,400	240,492
New China Life Insurance Co. Ltd.	11,600	87,105
New China Life Insurance Co. Ltd. (H Shares)	218,600	842,853
New Hope Liuhe Co. Ltd. (A Shares)	70,300	180,488
Nongfu Spring Co. Ltd. (H Shares) (b)(c)	76,200	403,673
Offcn Education Technology Co. A Shares	40,700	160,323
People's Insurance Co. of China Group Ltd. (H Shares)	2,153,000	737,277
PetroChina Co. Ltd.:
(A Shares)	127,600	83,772
(H Shares)	5,062,000	1,844,223
Pharmaron Beijing Co. Ltd. (H Shares) (c)	29,000	601,448
PICC Property & Casualty Co. Ltd. (H Shares)	1,607,000	1,578,502
Ping An Bank Co. Ltd. (A Shares)	257,000	924,620
Ping An Insurance Group Co. of China Ltd.:
(A Shares)	150,790	1,688,773
(H Shares)	1,361,500	14,843,446
Poly Developments & Holdings (A Shares)	103,500	223,836
Poly Property Development Co. Ltd. (H Shares)	30,000	219,562
Postal Savings Bank of China Co. Ltd. (H Shares) (c)	2,681,000	1,746,434
Rongsheng Petrochemical Co. Ltd. (A Shares)	119,100	521,218
SAIC Motor Corp. Ltd. (A Shares)	99,000	306,780
Sanan Optoelectronics Co. Ltd. (A Shares)	37,200	144,237
Sangfor Technologies, Inc.	11,500	485,848
Sany Heavy Industry Co. Ltd. (A Shares)	165,200	788,040
Seazen Holdings Co. Ltd. (A Shares)	20,100	139,848
SF Holding Co. Ltd. (A Shares)	45,500	452,294
Shaanxi Coal Industry Co. Ltd. (A Shares)	169,600	294,740
Shandong Airlines Co. Ltd. (a)	538,850	373,211
Shandong Gold Mining Co. Ltd. (A Shares)	269,060	804,665
Shandong Linglong Tyre Co. Ltd. (A Shares)	35,600	305,599
Shandong Weigao Medical Polymer Co. Ltd. (H Shares)	584,000	1,309,682
Shang Gong Group Co. Ltd. (B Shares) (a)	931,946	335,501
Shanghai Chlor Alkali Co. Ltd. (B Shares)	886,249	444,011
Shanghai Diesel Engine Co. Ltd. (B Shares)	658,900	303,753
Shanghai Fosun Pharmaceutical (Group) Co. Ltd. (H Shares)	158,500	1,006,981
Shanghai Fudan Microelectronics Group Co. Ltd. (H Shares) (a)	74,000	98,695
Shanghai Greencourt Investment Group Co. Ltd. (B Shares) (a)	1,197,906	153,332
Shanghai Haixin Group Co. Ltd. (B Shares) (a)	1,668,400	547,235
Shanghai Haohai Biological Technology Co. Ltd. (H Shares) (c)	7,400	68,401
Shanghai Highly Group Co. Ltd. (B Shares)	804,740	404,784
Shanghai International Airport Co. Ltd. (A Shares)	14,900	113,105
Shanghai Jin Jiang International Industrial Investment Co. Ltd. (B Shares)	952,162	677,939
Shanghai Lujiazui Finance Trust Ltd. (B Shares)	1,549,536	1,399,231
Shanghai M&G Stationery, Inc. (A Shares)	29,600	417,925
Shanghai Pharmaceuticals Holding Co. Ltd. (H Shares)	239,800	545,803
Shanghai Pudong Development Bank Co. Ltd. (A Shares)	216,900	336,734
Shanghai RAAS Blood Products Co. Ltd. (A Shares)	61,000	75,290
Shanxi Xinghuacun Fen Wine Factory Co. Ltd. (A Shares)	11,500	728,798
Shengyi Technology Co. Ltd.	34,700	125,056
Shennan Circuits Co. Ltd. (A Shares)	8,680	106,437
Shenwan Hongyuan Group Co. Ltd. (A Shares)	313,800	219,105
Shenzhen Goodix Technology Co. Ltd. (A Shares)	4,900	86,139
Shenzhen Inovance Technology Co. Ltd. (A Shares)	25,800	356,501
Shenzhen Kangtai Biological Products Co. Ltd.	11,100	309,843
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. (A Shares)	12,900	929,314
Sinopec Engineering Group Co. Ltd. (H Shares)	489,000	302,802
Sinopharm Group Co. Ltd. (H Shares)	313,200	971,725
Songcheng Performance Development Co. Ltd. (A Shares)	93,682	314,468
Sungrow Power Supply Co. Ltd. (A Shares)	26,400	366,627
Suning.com Co. Ltd. (A Shares)	350,000	360,083
TCL Corp. (A Shares)	260,100	361,613
Tianjin Zhonghuan Semiconductor Co. Ltd. (A Shares)	45,900	195,909
Tong Ren Tang Technologies Co. Ltd. (H Shares)	187,000	148,295
Tongwei Co. Ltd. (A Shares)	61,400	334,150
Topchoice Medical Corp. (a)	11,600	561,230
TravelSky Technology Ltd. (H Shares)	222,000	487,570
Tsingtao Brewery Co. Ltd. (H Shares)	122,000	1,107,270
Unigroup Guoxin Microelectronics Co. Ltd.	10,400	188,143
Unisplendour Corp. Ltd. (A Shares)	88,060	248,530
Walvax Biotechnology Co. Ltd. (A Shares)	30,300	292,539
Wanhua Chemical Group Co. Ltd. (A Shares)	59,700	947,490
Weichai Power Co. Ltd. (H Shares)	564,000	1,305,483
Wens Foodstuffs Group Co. Ltd. (A Shares)	91,200	202,729
Will Semiconductor Ltd.	16,900	789,746
Wingtech Technology Co. Ltd. (A Shares)	8,200	108,050
Wuhan Guide Infrared Co. Ltd. (A Shares)	58,100	312,960
Wuhu Sanqi Interactive Entertainment Network Technology Group Co. Ltd. (A Shares)	43,300	147,555
Wuliangye Yibin Co. Ltd. (A Shares)	43,000	1,893,103
WUS Printed Circuit Kunshan Co. Ltd. (A Shares)	28,000	62,631
WuXi AppTec Co. Ltd.	8,680	212,860
WuXi AppTec Co. Ltd. (H Shares) (c)	86,348	2,042,049
Xinjiang Goldwind Science & Technology Co. Ltd. (H Shares)	261,192	430,402
Yanzhou Coal Mining Co. Ltd. (H Shares)	428,000	510,773
YiChang HEC ChangJiang Pharmaceutical Co. Ltd. (H Shares) (c)	78,600	73,057
Yonghui Superstores Co. Ltd. (A Shares)	145,200	124,935
Yonyou Network Technology Co. Ltd. (A Shares)	45,959	235,705
Yunda Holding Co. Ltd. (A Shares)	73,060	181,705
Yunnan Baiyao Group Co. Ltd. (A Shares)	7,500	124,604
Yunnan Energy New Material Co. Ltd.	24,600	511,305
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. (A Shares)	8,400	440,288
Zhaojin Mining Industry Co. Ltd. (H Shares)	273,500	248,228
Zhejiang Dahua Technology Co. Ltd. (A Shares)	51,300	185,911
Zhejiang Expressway Co. Ltd. (H Shares)	408,000	355,068
Zhejiang NHU Co. Ltd. (A Shares)	21,500	129,893
Zhejiang Sanhua Intelligent Controls Co. Ltd. (A Shares)	70,000	231,621
ZhongAn Online P & C Insurance Co. Ltd. (H Shares) (a)(c)	92,300	546,593
Zhuzhou CRRC Times Electric Co. Ltd. (H Shares)	134,900	538,367
Zijin Mining Group Co. Ltd. (H Shares)	1,642,000	2,312,572
Zoomlion Heavy Industry Science and Technology Co. Ltd.:
(A Shares)	216,400	394,792
(H Shares)	191,000	264,576
ZTE Corp. (H Shares)	262,200	656,196

TOTAL CHINA		205,053,576

Colombia - 0.0%
Bancolombia SA	84,489	628,495
Cementos Argos SA	111,409	152,273
Corporacion Financiera Colombiana SA	9,846	83,998
Ecopetrol SA	1,119,797	659,353
Grupo Argos SA	55,715	157,201
Grupo de Inversiones Suramerica SA	56,600	288,934
Interconexion Electrica SA ESP	104,442	594,934

TOTAL COLOMBIA		2,565,188

Cyprus - 0.0%
TCS Group Holding PLC unit	27,925	1,614,364
Czech Republic - 0.0%
CEZ A/S	39,104	1,089,810
Komercni Banka A/S (a)	21,091	639,761
MONETA Money Bank A/S (a)(c)	132,656	493,352

TOTAL CZECH REPUBLIC		2,222,923

Denmark - 1.5%
A.P. Moller - Maersk A/S:
Series A	662	1,557,232
Series B	1,427	3,549,845
ALK-Abello A/S (a)	1,511	655,172
Alm. Brand A/S	14,914	169,505
Ambu A/S Series B	37,759	2,115,832
Bavarian Nordic A/S (a)	13,242	608,215
Carlsberg A/S Series B	22,662	3,977,043
Chemometec A/S	3,754	409,059
Christian Hansen Holding A/S (a)	23,851	2,192,531
Coloplast A/S Series B	26,663	4,416,448
D/S Norden A/S	5,090	131,418
Danske Bank A/S	154,546	2,949,551
Demant A/S (a)	23,971	1,202,154
Det Forenede Dampskibs-Selskab (DFDS) A/S (a)	8,997	532,367
DSV Panalpina A/S	47,189	10,524,336
FLSmidth & Co. A/S	9,286	365,711
Genmab A/S (a)	14,917	5,474,438
GN Store Nord A/S	28,681	2,589,238
H Lundbeck A/S	15,428	475,905
ISS Holdings A/S	33,633	638,632
Jyske Bank A/S (Reg.) (a)	11,887	580,571
Matas A/S (a)	18,241	270,132
Netcompany Group A/S (c)	9,404	978,348
Nilfisk Holding A/S (a)	5,420	160,706
NKT Holding A/S (a)	14,976	622,729
NNIT A/S (c)	3,587	62,747
Novo Nordisk A/S Series B	390,747	28,824,422
Novozymes A/S Series B	46,654	3,321,007
ORSTED A/S (c)	43,001	6,272,109
Pandora A/S	23,063	2,617,491
Per Aarsleff Holding A/S	4,622	226,041
Ringkjoebing Landbobank A/S	6,070	618,246
Rockwool International A/S Series B	1,791	804,088
Royal Unibrew A/S	11,348	1,385,155
Scandinavian Tobacco Group A/S (c)	21,748	395,904
Schouw & Co.	3,192	341,628
SimCorp A/S	9,083	1,200,611
Spar Nord Bank A/S	26,405	292,421
Sydbank A/S	13,060	389,769
The Drilling Co. of 1972 A/S (a)	4,402	185,747
Topdanmark A/S	11,141	543,955
Tryg A/S	105,415	2,412,373
Vestas Wind Systems A/S	220,324	9,197,086
Zealand Pharma A/S (a)	8,407	275,911

TOTAL DENMARK		106,513,829

Egypt - 0.0%
Commercial International Bank SAE	425,336	1,548,158
Eastern Tobacco Co.	409,424	308,767
EFG-Hermes Holding SAE (a)	246,624	222,686
Elsewedy Electric Co.	306,885	157,754
Talaat Moustafa Group Holding	527,072	189,827

TOTAL EGYPT		2,427,192

Faroe Islands - 0.0%
Bakkafrost	11,928	946,617
Finland - 0.8%
Adapteo OYJ	10,106	127,496
Cargotec Corp. (B Shares) (b)	9,116	528,477
Caverion Corp.	23,670	195,359
Citycon Oyj	27,875	244,643
Elisa Corp. (A Shares)	32,367	1,836,315
Fortum Corp.	99,911	2,624,578
Huhtamaki Oyj	23,325	1,106,556
KCI Konecranes Oyj	14,028	646,273
Kemira Oyj	22,421	366,327
Kesko Oyj	64,860	1,975,961
Kojamo OYJ	26,489	574,191
Kone OYJ (B Shares)	75,064	5,896,654
Metsa Board OYJ (B Shares)	45,190	575,351
Metso Outotec Oyj	140,036	1,573,140
Musti Group OYJ	15,703	592,421
Neles Oyj	25,750	375,055
Neste Oyj	96,876	5,870,046
Nokia Corp. (a)	1,299,537	6,155,851
Nokian Tyres PLC	31,715	1,181,248
Nordea Bank ABP (Stockholm Stock Exchange)	726,899	7,534,004
Oriola-KD Oyj	25,304	57,923
Orion Oyj (B Shares)	24,203	1,071,681
Outokumpu Oyj (A Shares) (a)	71,794	466,961
Revenio Group Oyj	5,897	423,608
Sampo Oyj (A Shares)	105,040	4,989,494
Sanoma Corp.	16,235	281,848
Stora Enso Oyj (R Shares)	134,270	2,571,518
TietoEVRY Oyj	22,785	788,926
Tokmanni Group Corp.	12,924	332,511
UPM-Kymmene Corp.	120,111	4,700,332
Uponor Oyj	13,253	386,226
Valmet Corp.	30,494	1,274,351
Wartsila Corp.	102,936	1,328,508
YIT-Yhtyma OY	30,403	188,243

TOTAL FINLAND		58,842,076

France - 5.9%
AB Science SA (a)(b)	8,184	153,295
Accor SA (a)	41,189	1,657,417
Aeroports de Paris SA	6,934	889,494
Air France KLM (Reg.) (a)	63,903	356,172
Air Liquide SA	107,198	18,052,398
Albioma	9,864	445,898
ALD SA (c)	21,760	342,185
Alstom SA (a)	60,865	3,323,937
ALTEN	7,142	893,851
Amundi SA (c)	13,727	1,222,893
Arkema SA	16,486	2,061,311
Atos Origin SA	22,269	1,515,882
AXA SA	436,107	12,317,865
Beneteau SA (a)	9,748	128,915
BIC SA	6,860	484,537
bioMerieux SA	9,870	1,173,805
BNP Paribas SA	256,846	16,468,386
Boiron SA	1,077	50,239
Bollore SA	208,179	1,051,189
Bonduelle SCA	2,828	74,629
Bouygues SA	51,116	2,190,228
Bureau Veritas SA	69,033	2,064,084
Capgemini SA	36,628	6,711,088
Carmila SA	13,971	234,481
Carrefour SA	141,981	2,749,070
Casino Guichard Perrachon SA (a)	10,479	365,983
Cellectis SA (a)	7,070	132,662
CGG SA (a)	188,659	220,011
Chargeurs SA	5,117	144,201
CNP Assurances	40,244	704,703
Coface SA	24,351	297,151
Compagnie de St. Gobain	116,009	7,319,606
Compagnie Generale des Etablissements Michelin SCA Series B	38,481	5,568,226
Covivio	11,694	1,043,186
Credit Agricole SA	261,732	4,050,397
Danone SA	140,667	9,929,618
Dassault Aviation SA	531	578,386
Dassault Systemes SA	29,835	6,920,948
Edenred SA	57,051	3,233,998
EDF SA	142,233	2,072,515
Eiffage SA	18,633	2,041,227
Elior SA (c)	22,380	185,385
Elis SA (a)	43,949	786,225
ENGIE	407,797	6,064,689
Eramet SA (a)	2,471	178,097
Essilor International SA	64,546	10,739,899
Eurazeo SA	10,557	879,566
Eutelsat Communications	39,130	494,668
Faurecia SA	28,793	1,554,276
Gaztransport et Technigaz SA	5,141	439,144
Gecina SA	10,243	1,498,077
Getlink SE	99,716	1,586,060
Groupe FNAC SA	3,860	272,176
Hermes International SCA	7,048	8,846,290
ICADE	6,602	513,540
ICADE rights 5/20/21 (a)(d)	6,602	12,700
ID Logistics Group (a)	578	159,827
Iliad SA	3,615	656,266
Imerys SA	8,652	449,777
Innate Pharma SA (a)	19,142	81,928
Interparfums SA	4,029	278,522
Ipsen SA	8,632	834,792
Ipsos SA	9,627	400,463
JCDecaux SA (a)	16,902	430,387
Kaufman & Broad SA	4,651	211,365
Kering SA	17,217	13,795,976
Klepierre SA	44,506	1,180,372
Korian SA	15,752	631,009
L'Oreal SA	57,051	23,360,697
La Francaise des Jeux SAEM (c)	19,962	1,022,851
Lagardere S.C.A. (Reg.)	12,751	343,083
Legrand SA	61,805	6,018,710
LVMH Moet Hennessy Louis Vuitton SE	63,087	47,526,623
Maisons du Monde SA (c)	11,390	276,885
McPhy Energy SA (a)	5,945	215,565
Mercialys SA	16,458	210,332
Mercialys SA rights 5/17/21 (a)(d)	16,458	8,508
Mersen SA	6,210	215,767
Natixis SA	214,104	1,046,100
Neoen SA (a)(c)	10,595	484,802
Neopost SA	8,120	221,994
Nexans SA	7,257	596,335
Nexity	9,865	534,658
Novacyt SA (a)	19,916	124,892
Orange SA	449,409	5,596,590
Orpea (a)	11,812	1,520,215
Pernod Ricard SA	47,547	9,757,789
Peugeot Invest	1,594	215,019
Plastic Omnium SA	15,014	504,694
Publicis Groupe SA	50,733	3,285,123
Remy Cointreau SA	5,700	1,138,940
Renault SA	44,858	1,808,021
Rexel SA	55,982	1,101,772
Rubis SCA	21,461	1,007,548
Safran SA	72,891	10,883,260
Sanofi SA	258,133	27,063,278
Sartorius Stedim Biotech	6,237	2,864,401
Schneider Electric SA	123,303	19,673,721
SCOR SE	36,467	1,179,800
SEB SA	5,890	1,072,810
Societe Generale Series A	186,580	5,307,678
Sodexo SA (a)	20,099	2,008,030
Soitec SA (a)	5,334	1,077,992
Sopra Steria Group	4,179	777,747
SPIE SA	28,381	717,225
SR Teleperformance SA	13,520	5,219,294
Suez Environnement SA	77,507	1,850,610
Tarkett SA (a)	9,845	237,315
Television Francaise 1 SA	15,595	153,836
Thales SA	23,447	2,389,877
The Lisi Group	3,203	103,394
The Vicat Group	6,104	306,751
Total SA	573,945	25,367,112
Trigano SA	2,169	387,501
Ubisoft Entertainment SA (a)	21,586	1,619,905
Valeo SA	54,583	1,767,868
Valneva SE (a)	14,887	250,750
Veolia Environnement SA	123,534	3,934,262
Verallia SA (c)	8,581	347,460
VINCI SA	118,532	13,006,490
Virbac SA	1,168	379,142
Vivendi SA	189,717	6,614,531
Wendel SA	7,621	1,014,272
Worldline SA/France (a)(c)	54,363	5,335,167

TOTAL FRANCE		425,452,535

Germany - 5.1%
Aareal Bank AG	14,231	400,356
adidas AG	43,467	13,422,519
ADVA Optical Networking SE (a)	14,948	187,260
Aixtron AG	25,856	552,232
Allianz SE	92,960	24,185,115
alstria office REIT-AG	38,225	684,285
Amadeus Fire AG	1,925	334,189
AURELIUS AG	5,292	177,636
Aurubis AG	8,483	729,614
BASF AG	209,181	16,869,805
Bayer AG	224,846	14,548,682
Bayerische Motoren Werke AG (BMW)	73,192	7,338,790
BayWa AG	8,030	391,472
Bechtle AG	6,064	1,234,637
Befesa SA (c)	7,957	556,759
Beiersdorf AG	22,618	2,552,907
Bertrandt AG	1,967	108,900
Bilfinger Berger AG	7,034	262,832
Borussia Dortmund GmbH & Co. KGaA (a)	12,532	87,838
Brenntag AG	34,808	3,125,203
CANCOM AG	9,834	607,226
Carl Zeiss Meditec AG	9,458	1,666,403
CECONOMY AG (a)	44,468	260,358
CeWe Color Holding AG	1,495	242,285
Commerzbank AG	226,595	1,495,879
CompuGroup Medical AG	5,367	491,033
Continental AG	25,171	3,401,595
Corestate Capital Holding SA (a)(b)	8,354	131,370
Covestro AG (c)	43,433	2,841,667
CropEnergies AG	6,907	88,686
CTS Eventim AG	13,737	949,300
Daimler AG (Germany)	194,954	17,356,094
Delivery Hero AG (a)(c)	29,744	4,722,072
Dermapharm Holding SE	6,675	583,419
Deutsche Bank AG (a)	452,604	6,315,325
Deutsche Beteiligungs AG	6,402	264,770
Deutsche Borse AG	42,926	7,395,395
Deutsche EuroShop AG	10,724	247,544
Deutsche Lufthansa AG (a)(b)	61,381	792,414
Deutsche Pfandbriefbank AG (c)	34,382	396,162
Deutsche Post AG	227,700	13,410,889
Deutsche Telekom AG	750,742	14,448,071
Deutsche Wohnen AG (Bearer)	78,034	4,221,737
Deutz AG	34,352	278,566
DIC Asset AG	14,025	249,888
Draegerwerk AG & Co. KGaA	423	37,328
Duerr AG	12,942	543,961
E.ON AG	503,414	6,068,031
Eckert & Ziegler Strahlen-und Medizintechnik AG	3,785	372,005
ElringKlinger AG (a)	7,581	131,610
Encavis AG (b)	22,357	430,328
Evonik Industries AG	46,888	1,641,526
Evotec OAI AG (a)	31,785	1,323,334
Flatex AG (a)	6,134	786,870
Fraport AG Frankfurt Airport Services Worldwide	8,789	583,486
Freenet AG	28,516	694,238
Fresenius Medical Care AG & Co. KGaA	48,133	3,832,653
Fresenius SE & Co. KGaA	92,934	4,567,518
GEA Group AG	35,543	1,560,130
Gerresheimer AG	7,408	796,666
Grenkeleasing AG (b)	6,215	252,105
Hamborner (REIT) AG	37,362	409,387
Hamborner (REIT) AG rights (a)(d)	37,362	14,823
Hamburger Hafen und Logistik AG	6,581	162,038
Hannover Reuck SE	13,258	2,451,484
HeidelbergCement AG	33,530	3,072,538
HelloFresh AG (a)	34,156	2,833,420
Henkel AG & Co. KGaA	27,636	2,747,739
Hochtief AG	5,741	538,227
Hornbach Holding AG & Co. KGaA	2,735	255,654
Hugo Boss AG	13,851	639,118
Hypoport AG (a)	778	468,611
INDUS Holding AG	3,701	153,954
Infineon Technologies AG	300,273	12,041,116
Jenoptik AG	11,991	367,324
JOST Werke AG (c)	3,664	241,396
K+S AG	43,655	484,219
KION Group AG	16,618	1,657,057
Kloeckner & Co. AG (a)	22,116	300,189
Knorr-Bremse AG	15,952	1,956,186
Koenig & Bauer AG (a)	5,449	154,605
Krones AG	4,124	359,461
KWS Saat AG	2,835	252,220
Lanxess AG	19,495	1,434,866
LEG Immobilien AG	16,059	2,233,812
LPKF Laser & Electronics AG	6,103	162,449
Merck KGaA	29,277	5,144,228
Metro Wholesale & Food Specialist AG	38,130	417,160
Morphosys AG (a)	7,564	714,229
MTU Aero Engines AG	12,196	3,077,688
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	31,834	9,210,259
Nagarro SE (a)	2,333	255,802
Nemetschek Se	13,437	1,001,587
New Work SE	812	246,497
Nordex Se (a)(b)	15,130	437,652
NORMA Group AG	8,025	447,670
OSRAM Licht AG (a)	9,359	585,659
Patrizia Immobilien AG	9,126	249,607
Pfeiffer Vacuum Technology AG	1,055	204,716
ProSiebenSat.1 Media AG	47,020	1,020,080
Puma AG	22,551	2,378,259
Rational AG	1,207	1,006,494
Rheinmetall AG	10,791	1,124,801
RWE AG	146,336	5,548,910
Salzgitter AG	8,497	270,507
SAP SE	237,334	33,231,676
Scout24 AG (c)	25,621	2,129,709
Shop Apotheke Europe NV (a)(c)	2,988	616,802
Siemens AG	174,247	29,070,485
Siemens Healthineers AG (c)	60,215	3,437,243
Siltronic AG	4,991	841,260
Sixt AG	3,791	525,962
SMA Solar Technology AG	2,583	147,507
Software AG (Bearer)	12,178	527,662
STRATEC Biomedical Systems AG	1,943	275,177
Stroer Out-of-Home Media AG	6,545	558,286
Suedzucker AG (Bearer)	21,268	348,256
Symrise AG	29,403	3,796,564
TAG Immobilien AG	32,251	996,873
Takkt AG	10,011	169,463
TeamViewer AG (a)(c)	37,675	1,791,861
Telefonica Deutschland Holding AG	228,490	664,230
Thyssenkrupp AG	95,178	1,272,437
TUI AG (GB) (a)(b)	179,984	1,070,578
Uniper SE	48,625	1,773,658
United Internet AG	24,696	1,039,474
Varta AG (b)	4,309	628,653
VERBIO Vereinigte BioEnergie AG	7,017	353,645
Volkswagen AG (b)	8,314	2,640,813
Vonovia SE	120,853	7,938,947
Vonovia SE rights 5/20/21 (a)(d)	117,782	239,310
Vossloh AG	1,957	104,229
Wacker Chemie AG	3,677	554,794
Wacker Construction Equipment AG	8,214	221,009
WashTec AG	2,326	150,168
Wustenrot & Wurttembergische AG	3,536	76,946
Zalando SE (a)(c)	35,474	3,690,811
Zooplus AG (a)	1,323	418,322

TOTAL GERMANY		364,267,476

Gibraltar - 0.0%
888 Holdings PLC	83,456	491,686
Greece - 0.1%
Alpha Bank AE (a)	315,762	500,821
Athens Water Supply & Sewage Co. SA	7,606	77,818
EFG Eurobank Ergasias SA (a)	628,712	593,962
Ff Group (a)(e)	881	1,271
GEK Group of Companies SA (a)	14,236	171,837
Hellenic Telecommunications Organization SA	54,531	925,050
Holding Co. ADMIE IPTO SA	49,556	159,969
Jumbo SA	27,574	515,496
Motor Oil (HELLAS) Corinth Refineries SA	14,252	220,178
Mytilineos SA	26,511	493,710
National Bank of Greece SA (a)	131,254	407,913
OPAP SA	46,863	718,348
Piraeus Financial Holdings SA (a)	3,838	10,013
Public Power Corp. of Greece (a)	26,800	303,354
Terna Energy SA	15,348	230,652

TOTAL GREECE		5,330,392

Hong Kong - 1.8%
AIA Group Ltd.	2,767,000	35,120,358
Bank of East Asia Ltd.	326,057	685,044
Beijing Enterprises Holdings Ltd.	140,500	459,425
Beijing Tong Ren Tang Chinese Medicine Co. Ltd.	63,000	91,324
BOC Hong Kong (Holdings) Ltd.	840,000	2,963,020
BYD Electronic International Co. Ltd.	157,000	835,757
Champion (REIT)	490,000	285,128
China Everbright International Ltd.	907,370	571,213
China Everbright Ltd.	288,000	344,810
China Jinmao Holdings Group Ltd.	1,424,000	540,800
China Merchants Holdings International Co. Ltd.	367,671	589,769
China Overseas Grand Oceans Group Ltd.	469,500	299,793
China Overseas Land and Investment Ltd.	881,500	2,231,057
China Power International Development Ltd.	1,746,666	400,253
China Resources Beer Holdings Co. Ltd.	346,666	2,800,462
China Resources Pharmaceutical Group Ltd. (c)	400,500	270,686
China Resources Power Holdings Co. Ltd.	494,000	648,682
China South City Holdings Ltd.	2,034,000	214,719
China Taiping Insurance Group Ltd.	395,600	735,408
China Tobacco International Co. Ltd.	106,000	241,537
China Traditional Chinese Medicine Holdings Co. Ltd.	822,000	469,850
CITIC 1616 Holdings Ltd.	445,000	160,980
CITIC Pacific Ltd.	1,327,000	1,397,427
CLP Holdings Ltd.	365,500	3,607,749
CSPC Pharmaceutical Group Ltd.	2,129,600	2,637,411
Dah Sing Banking Group Ltd.	140,400	154,358
Dah Sing Financial Holdings Ltd.	31,600	102,313
Far East Horizon Ltd.	483,000	553,404
Fosun International Ltd.	606,000	872,206
Galaxy Entertainment Group Ltd.	501,000	4,411,625
Genertec Universal Medical Group Co. Ltd. (c)	363,000	302,354
Guangdong Investment Ltd.	706,000	1,087,028
Hang Lung Group Ltd.	203,000	534,434
Hang Lung Properties Ltd.	468,000	1,277,281
Hang Seng Bank Ltd.	170,400	3,345,370
Henderson Land Development Co. Ltd.	319,345	1,420,407
Hong Kong & China Gas Co. Ltd.	2,335,084	3,745,588
Hong Kong & Shanghai Hotels Ltd.	159,517	159,974
Hong Kong Exchanges and Clearing Ltd.	276,274	16,716,395
Hong Kong Television Network Ltd. (a)	132,000	182,508
Hua Hong Semiconductor Ltd. (a)(c)	127,000	793,776
Hysan Development Co. Ltd.	143,000	538,476
Lenovo Group Ltd.	1,674,000	2,301,609
Link (REIT)	466,442	4,410,565
Melco International Development Ltd.	152,000	303,305
MMG Ltd. (a)	608,000	396,058
MTR Corp. Ltd.	341,528	1,903,790
New World Development Co. Ltd.	356,822	1,887,984
PCCW Ltd.	989,886	573,459
Poly Property Group Co. Ltd.	901,000	257,503
Power Assets Holdings Ltd.	313,500	1,927,151
Shanghai Industrial Holdings Ltd.	127,000	196,523
Shenzhen Investment Ltd.	962,810	353,257
Shougang Fushan Resources Group Ltd.	530,335	138,596
Shun Tak Holdings Ltd.	450,000	144,250
Sino Land Ltd.	720,911	1,071,007
Sino-Ocean Group Holding Ltd.	1,136,500	253,116
Sinotruk Hong Kong Ltd.	180,000	443,063
SJM Holdings Ltd.	511,000	663,111
Sun Art Retail Group Ltd.	470,500	433,688
Sun Hung Kai Properties Ltd.	296,000	4,469,866
Sunlight (REIT)	313,000	172,059
Swire Pacific Ltd. (A Shares)	116,000	938,573
Swire Properties Ltd.	258,800	772,960
Techtronic Industries Co. Ltd.	316,500	5,769,547
Television Broadcasts Ltd.	105,100	115,008
Vitasoy International Holdings Ltd.	178,000	688,604
Wharf Holdings Ltd.	340,000	1,032,989
Yuexiu (REIT)	565,000	284,400
Yuexiu Property Co. Ltd.	2,142,000	496,360

TOTAL HONG KONG		127,198,560

Hungary - 0.1%
Magyar Telekom PLC	169,238	234,568
MOL Hungarian Oil and Gas PLC Series A (For. Reg.) (a)	85,100	588,332
OTP Bank PLC (a)	49,697	2,235,734
Richter Gedeon PLC	33,511	959,159

TOTAL HUNGARY		4,017,793

India - 3.0%
3M India Ltd. (a)	772	266,225
Aarti Industries Ltd.	24,342	527,517
Aavas Financiers Ltd. (a)	7,023	215,716
ACC Ltd.	26,654	677,643
Adani Gas Ltd. (a)	64,065	995,514
Adani Green Energy Ltd. (a)	92,927	1,278,617
Adani Ports & Special Economic Zone Ltd. (a)	113,866	1,122,515
Adani Power Ltd. (a)	172,088	220,179
Aditya Birla Fashion and Retail Ltd. (a)	92,087	217,612
AIA Engineering Ltd.	9,552	240,267
Ajanta Pharma Ltd.	8,229	204,472
Alembic Pharmaceuticals Ltd. (a)	16,307	217,052
Amara Raja Batteries Ltd.	38,860	425,437
Ambuja Cements Ltd.	164,665	687,188
Apollo Hospitals Enterprise Ltd. (a)	21,308	920,023
Apollo Tyres Ltd. (a)	77,496	226,403
Ashok Leyland Ltd. (a)	327,710	498,723
Asian Paints Ltd.	89,464	3,064,162
Astral Poly Technik Ltd.	26,101	556,578
Atul Ltd. (a)	4,782	522,317
AU Small Finance Bank Ltd. (a)(c)	24,383	330,671
Aurobindo Pharma Ltd.	69,790	924,361
Avenue Supermarts Ltd. (a)(c)	38,532	1,484,409
Axis Bank Ltd. (a)	528,468	5,101,638
Bajaj Auto Ltd.	15,783	817,069
Bajaj Finance Ltd.	63,332	4,662,477
Bajaj Finserv Ltd.	9,210	1,373,217
Balkrishna Industries Ltd.	27,433	655,662
Bandhan Bank Ltd. (a)(c)	169,148	753,177
Bata India Ltd.	22,826	422,137
Bayer CropScience Ltd.	3,440	248,372
Berger Paints India Ltd. (a)	61,874	588,202
Bharat Forge Ltd. (a)	58,252	480,143
Bharat Heavy Electricals Ltd. (a)	289,564	188,859
Bharat Petroleum Corp. Ltd.	215,884	1,229,625
Bharti Airtel Ltd.	562,020	4,073,516
Biocon Ltd. (a)	108,280	555,108
Britannia Industries Ltd.	24,969	1,162,894
CESC Ltd. GDR	15,228	125,013
Cholamandalam Financial Holdings Ltd. (a)	25,206	193,414
Cholamandalam Investment and Finance Co. Ltd.	104,444	806,372
Cipla Ltd. (a)	104,159	1,280,415
City Union Bank Ltd. (a)	91,506	206,045
Coal India Ltd.	312,383	561,239
Coforge Ltd. (a)	4,707	182,359
Colgate-Palmolive Ltd.	44,086	882,196
Container Corp. of India Ltd.	67,116	534,626
Coromandel International Ltd.	35,124	351,880
CRISIL Ltd.	4,663	117,058
Crompton Greaves Consumer Electricals Ltd.	110,924	576,526
Cummins India Ltd.	46,761	528,891
Cyient Ltd.	27,763	276,318
Dabur India Ltd.	137,802	1,001,207
Dalmia Bharat Ltd. (a)	23,611	480,270
Dcb Bank Ltd. (a)	116,523	142,635
Deepak Nitrite Ltd. (a)	19,420	489,230
Divi's Laboratories Ltd. (a)	30,066	1,649,296
Dixon Technologies India Ltd. (a)	7,800	442,564
DLF Ltd.	151,599	506,251
Dr Lal Pathlabs Ltd. (c)	7,190	284,736
Dr. Reddy's Laboratories Ltd.	26,350	1,834,281
Edelweiss Financial Services Ltd.	151,886	119,880
Eicher Motors Ltd.	34,751	1,136,382
Emami Ltd.	58,194	386,349
Endurance Technologies Ltd. (a)(c)	13,503	235,662
Escorts Ltd. (a)	22,524	340,225
Exide Industries Ltd.	154,996	372,447
Federal Bank Ltd. (a)	366,682	396,614
Fortis Healthcare Ltd. (a)	113,925	324,137
GAIL India Ltd.	371,396	688,077
Gillette India Ltd.	2,058	152,646
Glenmark Pharmaceuticals Ltd.	56,346	438,868
GMR Infrastructure Ltd. (a)	695,906	215,665
Godrej Consumer Products Ltd. (a)	100,197	935,943
Godrej Industries Ltd. (a)	24,980	172,015
Godrej Properties Ltd. (a)	25,987	480,174
Granules India Ltd.	32,349	145,768
Graphite India Ltd.	17,486	172,936
Grasim Industries Ltd.	72,991	1,381,610
Gujarat Gas Ltd.	56,211	403,014
Gujarat State Petronet Ltd.	88,794	323,318
Havells India Ltd.	65,947	881,831
HCL Technologies Ltd.	251,337	3,050,967
HDFC Asset Management Co. Ltd. (c)	14,297	536,000
HDFC Standard Life Insurance Co. Ltd. (a)(c)	192,110	1,725,371
Hemisphere Properties India Ltd. (a)	3,714	6,592
Hero Motocorp Ltd.	29,325	1,116,354
Hindalco Industries Ltd.	365,774	1,799,852
Hindustan Petroleum Corp. Ltd.	180,235	571,091
Hindustan Unilever Ltd.	188,170	5,980,759
Housing Development Finance Corp. Ltd.	391,824	12,804,716
ICICI Bank Ltd. (a)	1,174,837	9,518,983
ICICI Lombard General Insurance Co. Ltd. (c)	51,814	989,332
ICICI Prudential Life Insurance Co. Ltd. (a)(c)	86,983	613,068
IDFC Bank Ltd. (a)	556,754	411,241
IDFC Ltd. (a)	359,337	257,172
IIFL Wealth Management Ltd.	10,646	162,066
India Cements Ltd. (a)	50,292	110,832
Indiabulls Housing Finance Ltd. (a)	74,815	182,908
Indiabulls Ventures Ltd.	54,613	130,200
IndiaMart InterMesh Ltd. (a)(c)	3,038	326,082
Indian Oil Corp. Ltd.	437,016	536,127
Indraprastha Gas Ltd.	78,811	541,636
Indus Towers Ltd.	173,300	590,889
Info Edge India Ltd. (a)	17,027	1,130,006
Infosys Ltd.	779,013	14,160,898
InterGlobe Aviation Ltd. (a)(c)	18,487	410,256
Ipca Laboratories Ltd.	18,089	514,250
ITC Ltd.	680,259	1,861,056
Jindal Steel & Power Ltd. (a)	111,772	666,361
JK Cement Ltd. (a)	8,778	332,652
JSW Steel Ltd.	196,307	1,902,896
Jubilant Foodworks Ltd. (a)	20,565	803,022
Jubilant Ingrevia Ltd. (a)	15,242	84,417
Jubilant Pharmova Ltd. (a)	19,324	208,362
Kajaria Ceramics Ltd.	29,272	360,865
Kotak Mahindra Bank Ltd. (a)	127,701	3,015,644
Larsen & Toubro Infotech Ltd. (c)	13,009	683,388
Larsen & Toubro Ltd.	158,544	2,869,763
Laurus Labs Ltd. (c)	90,043	550,496
LIC Housing Finance Ltd.	86,138	471,895
Lupin Ltd. (a)	55,766	805,371
Mahanagar Gas Ltd.	21,960	333,707
Mahindra & Mahindra Financial Services Ltd. (a)	180,954	395,482
Mahindra & Mahindra Ltd.	192,585	1,957,057
Manappuram General Finance & Leasing Ltd.	123,502	248,572
Marico Ltd.	131,306	729,537
Maruti Suzuki India Ltd.	31,227	2,722,174
Max Financial Services Ltd. (a)	53,983	653,074
Metropolis Healthcare Ltd. (c)	7,917	256,048
MindTree Consulting Ltd.	14,948	425,096
Motherson Sumi Systems Ltd. (a)	316,561	917,773
Mphasis BFL Ltd.	20,891	497,852
MRF Ltd.	550	599,504
Multi Commodity Exchange of India Ltd.	7,371	146,937
Muthoot Finance Ltd.	32,109	501,829
Natco Pharma Ltd.	25,726	311,383
Navin Fluorine International Ltd.	7,892	365,341
Nestle India Ltd.	7,804	1,718,687
Nippon Life India Asset Management Ltd. (c)	41,117	189,720
NTPC Ltd.	1,083,846	1,499,426
Oberoi Realty Ltd. (a)	43,403	320,739
Oil & Natural Gas Corp. Ltd.	571,431	834,518
Page Industries Ltd.	1,502	601,583
Persistent Systems Ltd.	16,908	465,378
Petronet LNG Ltd.	195,847	634,575
Phoenix Mills Ltd. (a)	27,549	266,692
PI Industries Ltd.	20,838	706,742
Pidilite Industries Ltd. (a)	36,016	883,098
Piramal Enterprises Ltd.	24,165	548,269
Power Grid Corp. of India Ltd.	479,894	1,425,976
Prestige Estates Projs. Ltd. (a)	43,149	158,397
Procter & Gamble Health Ltd.	1,779	153,105
PVR Ltd. (a)	11,294	173,310
Rajesh Exports Ltd. (a)	21,572	151,911
RBL Bank Ltd. (a)(c)	96,082	241,000
Rec Ltd.	209,308	362,060
Redington India Ltd. (a)	63,758	153,637
Reliance Industries Ltd.	651,538	17,547,668
Sanofi India Ltd.	3,515	358,420
SBI Life Insurance Co. Ltd. (c)	110,173	1,381,644
Shree Cement Ltd. (a)	2,553	962,197
Shriram Transport Finance Co. Ltd.	47,147	856,324
Siemens India Ltd.	20,153	512,009
SRF Ltd.	7,045	611,803
State Bank of India (a)	420,699	2,008,198
Strides Shasun Ltd. (a)	15,610	182,280
Sun Pharmaceutical Industries Ltd.	191,899	1,695,879
Sundaram Finance Ltd.	13,822	463,085
Sundram Fasteners Ltd.	33,836	319,193
Supreme Industries Ltd.	17,049	471,849
Suven Pharmaceuticals Ltd.	25,770	188,277
Syngene International Ltd. (a)(c)	30,009	224,394
Tata Chemicals Ltd.	45,689	488,910
Tata Communications Ltd.	29,938	444,775
Tata Consultancy Services Ltd.	213,063	8,733,842
Tata Consumer Products Ltd. (a)	159,332	1,440,453
Tata Elxsi Ltd.	13,147	617,823
Tata Motors Ltd. (a)	408,389	1,605,652
Tata Power Co. Ltd.	376,167	502,115
Tata Steel Ltd.	153,721	2,146,344
Tech Mahindra Ltd.	144,524	1,874,294
The Indian Hotels Co. Ltd.	176,924	266,383
The Ramco Cements Ltd.	36,825	490,055
Titan Co. Ltd.	84,905	1,710,196
Torrent Pharmaceuticals Ltd.	13,324	451,465
Trent Ltd.	49,360	517,695
Tube Investments of India Ltd.	29,049	484,327
Ultratech Cemco Ltd.	27,198	2,306,055
United Spirits Ltd. (a)	84,594	593,489
UPL Ltd.	115,429	945,971
Varun Beverages Ltd.	25,358	325,488
Vedanta Ltd.	447,361	1,554,029
Vodafone Idea Ltd. (a)	1,938,506	218,574
Voltas Ltd.	52,765	681,980
Wipro Ltd.	256,532	1,697,027
Yes Bank Ltd. (a)	2,358,950	463,476
Yes Bank Ltd. (a)	207,098	32,552
Zee Entertainment Enterprises Ltd.	208,375	522,239

TOTAL INDIA		215,534,534

Indonesia - 0.4%
PT ACE Hardware Indonesia Tbk	1,943,200	199,096
PT Adaro Energy Tbk	4,328,300	373,052
PT AKR Corporindo Tbk	564,700	127,834
PT Aneka Tambang Tbk	1,903,900	328,190
PT Astra International Tbk	4,709,900	1,793,316
PT Bank BTPN Syariah Tbk	563,400	127,540
PT Bank Central Asia Tbk	2,258,600	5,007,384
PT Bank Mandiri (Persero) Tbk	4,362,600	1,857,425
PT Bank Negara Indonesia (Persero) Tbk	1,969,700	777,244
PT Bank Rakyat Indonesia Tbk	12,881,100	3,611,523
PT Bank Tabungan Negara Tbk	2,210,600	243,327
PT Barito Pacific Tbk (a)	6,556,900	453,922
PT Bumi Serpong Damai Tbk (a)	1,853,300	150,753
PT Charoen Pokphand Indonesia Tbk	1,853,700	904,713
PT Ciputra Development Tbk	2,857,600	225,522
PT Gudang Garam Tbk (a)	128,400	320,889
PT Hanson International Tbk (a)(e)	3,268,900	11,315
PT Indah Kiat Pulp & Paper Tbk	697,000	439,093
PT Indocement Tunggal Prakarsa Tbk	403,200	358,679
PT Indofood CBP Sukses Makmur Tbk	692,200	416,901
PT Indofood Sukses Makmur Tbk	1,293,000	584,065
PT Inti Agriculture Resources Tbk (a)(e)	1,180,800	4,087
PT Jasa Marga Tbk	684,096	196,538
PT Kalbe Farma Tbk	5,074,200	505,839
PT Link Net Tbk	552,700	153,050
PT Lippo Karawaci Tbk (a)	8,522,900	126,265
PT Media Nusantara Citra Tbk (a)	2,275,500	154,378
PT Merdeka Copper Gold Tbk (a)	2,467,800	447,604
PT Mitra Adiperkasa Tbk (a)	2,151,200	119,139
PT Pabrik Kertas Tjiwi Kimia Tbk	315,800	218,076
PT Pakuwon Jati Tbk (a)	4,960,000	181,987
PT Panin Life Tbk (a)	3,762,800	50,275
PT Perusahaan Gas Negara Tbk Series B	2,646,000	224,393
PT Pool Advista Indonesia Tbk (a)(e)	184,900	640
PT Sarana Menara Nusantara Tbk	5,987,800	472,557
PT Semen Gresik (Persero) Tbk	751,300	542,215
PT Sugih Energy Tbk (a)(e)	40,500	140
PT Summarecon Agung Tbk (a)	2,230,500	149,781
PT Surya Citra Media Tbk (a)	1,986,200	216,564
PT Tambang Batubara Bukit Asam Tbk	944,200	154,915
PT Telekomunikasi Indonesia Tbk Series B	11,489,300	2,538,500
PT Tower Bersama Infrastructure Tbk	2,338,600	451,692
PT Unilever Indonesia Tbk	1,904,300	790,987
PT United Tractors Tbk	423,200	620,371
PT Wijaya Karya Persero Tbk	841,326	83,871
PT XL Axiata Tbk	1,098,500	158,938

TOTAL INDONESIA		26,874,585

Ireland - 0.5%
AIB Group PLC	179,997	526,721
Bank Ireland Group PLC	232,227	1,363,030
C&C Group PLC (United Kingdom) (a)	80,319	328,559
Cairn Homes PLC (a)	169,404	220,367
CRH PLC	177,259	8,363,832
Dalata Hotel Group PLC	52,540	284,880
DCC PLC (United Kingdom)	22,393	1,943,381
Flutter Entertainment PLC	16,047	3,288,798
Flutter Entertainment PLC (Ireland)	21,529	4,396,268
Glanbia PLC	47,416	697,752
Glenveagh Properties PLC (a)(c)	243,350	266,822
Grafton Group PLC unit	54,677	900,854
Greencore Group PLC (a)	118,148	258,948
Hibernia (REIT) PLC	166,522	227,829
Irish Residential Properties REIT PLC	107,688	210,515
James Hardie Industries PLC CDI	101,713	3,361,413
Kerry Group PLC Class A	36,232	4,695,760
Kingspan Group PLC (Ireland)	35,439	3,155,440
Origin Enterprises PLC	17,170	80,093
Smurfit Kappa Group PLC	56,286	2,880,029
UDG Healthcare PLC (United Kingdom)	63,532	751,939

TOTAL IRELAND		38,203,230

Isle of Man - 0.1%
Entain PLC (a)	133,703	3,123,364
NEPI Rockcastle PLC	102,085	687,723
Playtech Ltd. (a)	74,303	477,576
Redefine International PLC	85,601	143,282

TOTAL ISLE OF MAN		4,431,945

Israel - 0.6%
AFI Properties Ltd. (a)	8,956	372,483
Airport City Ltd. (a)	14,819	246,348
Alony Hetz Properties & Investments Ltd.	33,094	477,305
Amot Investments Ltd.	44,886	293,634
AudioCodes Ltd.	6,947	211,831
Azrieli Group	9,953	700,128
Bank Hapoalim BM (Reg.) (a)	261,122	2,081,998
Bank Leumi le-Israel BM (a)	333,234	2,347,159
Bayside Land Corp. Ltd.	44,487	407,982
Bezeq The Israel Telecommunication Corp. Ltd. (a)	478,788	521,333
Caesarstone Sdot-Yam Ltd.	6,500	90,740
Cellcom Israel Ltd. (Israel) (a)	16,639	64,387
Check Point Software Technologies Ltd. (a)	26,031	3,040,681
Clal Insurance Enterprises Holdings Ltd. (a)	12,747	229,366
Cognyte Software Ltd. (a)	15,136	395,504
Compugen Ltd. (a)(b)	19,285	166,430
CyberArk Software Ltd. (a)	9,311	1,308,196
Danel Adir Yeoshua Ltd.	2,447	426,748
Elbit Systems Ltd. (Israel)	5,902	811,983
Electra Israel Ltd.	449	249,121
Energix-Renewable Energies Ltd.	51,511	202,819
Enlight Renewable Energy Ltd. (a)	231,782	485,206
Equital Ltd. (a)	5,424	141,780
Fattal Holdings 1998 Ltd. (a)	1,495	155,697
First International Bank of Israel	12,995	397,249
Formula Systems (1985) Ltd.	2,350	225,425
Fox Wizel Ltd.	2,803	325,399
Gazit-Globe Ltd.	18,453	120,431
Harel Insurance Investments and Financial Services Ltd.	28,073	294,700
Hilan Ltd.	3,519	184,164
Icl Group Ltd.	171,443	1,100,431
InMode Ltd. (a)	5,455	470,930
Isracard Ltd. (a)	43,356	162,167
Israel Corp. Ltd. (Class A) (a)	918	242,249
Israel Discount Bank Ltd. (Class A)	266,916	1,206,251
Ituran Location & Control Ltd.	9,860	215,441
Kornit Digital Ltd. (a)(b)	9,914	969,193
Matrix IT Ltd.	9,561	251,361
Maytronics Ltd.	10,537	215,388
Mega Or Holdings Ltd.	10,876	360,597
Melisron Ltd. (a)	6,044	365,801
Migdal Insurance & Financial Holdings Ltd. (a)	124,022	147,948
Mivne Real Estate KD Ltd.	139,737	384,149
Mizrahi Tefahot Bank Ltd. (a)	33,106	932,535
NICE Systems Ltd. (a)	14,631	3,534,843
Nova Measuring Instruments Ltd. (a)	7,044	688,711
Oil Refineries Ltd. (a)	557,271	154,400
OPC Energy Ltd. (a)	35,431	354,490
Partner Communications Co. Ltd. (a)	31,298	136,529
Paz Oil Co. Ltd.	2,284	251,930
Plus500 Ltd.	21,266	417,046
Radware Ltd. (a)	13,106	363,167
Reit 1 Ltd.	39,913	211,708
Shapir Engineering and Industry Ltd.	28,269	202,857
Shikun & Binui Ltd. (a)	53,504	360,553
Shufersal Ltd.	62,741	508,364
Strauss Group Ltd.	12,777	373,632
Teva Pharmaceutical Industries Ltd. sponsored ADR (a)	256,619	2,745,823
The Phoenix Holdings Ltd.	40,007	355,935
Tower Semiconductor Ltd. (a)	24,429	713,689
UroGen Pharma Ltd. (a)(b)	5,168	100,518
Wix.com Ltd. (a)	12,874	4,092,387

TOTAL ISRAEL		39,567,250

Italy - 1.3%
A2A SpA	344,581	674,021
ACEA SpA	11,158	253,404
Amplifon SpA	28,195	1,190,817
Anima Holding SpA (c)	80,920	418,622
Ascopiave SpA	12,721	62,016
Assicurazioni Generali SpA	236,305	4,740,170
Astm SpA (a)	13,590	421,535
Atlantia SpA (a)	110,831	2,161,926
Autogrill SpA (a)(b)	25,966	214,902
Azimut Holding SpA	26,095	624,788
Banca Generali SpA	17,087	653,673
Banca Mediolanum S.p.A.	39,459	368,700
Banca Monte dei Paschi di Siena SpA (a)(b)	50,315	68,748
Banca Popolare di Sondrio SCARL	129,726	545,871
Banco BPM SpA	326,911	931,478
BFF Bank SpA (c)	51,083	457,538
BPER Banca	250,456	571,508
Brunello Cucinelli SpA	8,599	437,924
Buzzi Unicem SpA	22,784	608,378
Carel Industries SpA (c)	9,053	202,660
Cerved Information Solutions SpA	45,991	539,380
CIR SpA	143,676	81,099
Credito Emiliano SpA	22,552	139,362
Danieli & C. Officine Meccaniche SpA	3,702	90,795
Datalogic SpA	3,836	78,816
Davide Campari-Milano NV	141,082	1,664,271
De Longhi SpA	16,486	721,062
DiaSorin SpA	5,808	986,302
Dovalue SpA (a)(c)	13,175	163,465
Enav SpA (c)	62,425	289,845
Enel SpA	1,845,659	18,326,159
Eni SpA	567,576	6,760,339
ERG SpA	15,440	461,470
Falck Renewables SpA	36,481	266,664
Fincantieri SpA (a)(b)	149,857	115,666
FinecoBank SpA	143,665	2,473,368
Freni Brembo SpA	36,360	452,875
Gruppo MutuiOnline SpA	7,736	416,202
GVS SpA (c)	19,918	347,223
Hera SpA	176,862	711,255
Illimity Bank SpA (a)	24,731	289,301
Infrastrutture Wireless Italiane SpA (c)	81,248	947,500
Interpump Group SpA	17,365	924,854
Intesa Sanpaolo SpA	3,706,943	10,334,641
Iren SpA	141,318	421,351
Italgas SpA	104,299	679,883
Italmobiliare SpA	3,310	117,394
Juventus Football Club SpA (a)(b)	101,527	89,288
Leonardo SpA	95,070	776,540
Maire Tecnimont SpA	44,964	143,902
MARR SpA	8,974	200,783
Mediaset SpA	72,020	230,146
Mediobanca SpA (a)	147,198	1,663,861
Moncler SpA	44,594	2,735,342
Nexi SpA (a)(c)	101,657	1,948,141
Piaggio & C SpA	40,039	155,290
Pirelli & C. SpA (c)	85,185	478,989
Poste Italiane SpA (c)	116,492	1,526,572
Prysmian SpA	58,583	1,834,738
Rai Way SpA (c)	22,424	131,696
Recordati SpA	24,022	1,323,880
Reply SpA	4,884	664,099
Saipem SpA (b)	136,391	315,080
Salvatore Ferragamo Italia SpA (b)	11,825	253,340
Saras Raffinerie Sarde SpA	117,179	80,949
Sesa SpA (a)	2,535	351,705
Snam Rete Gas SpA	435,396	2,449,769
Societa Cattolica Di Assicurazioni SCRL (a)(b)	41,615	246,956
Societa Per La Gestione Di Att Class B (a)(b)(e)	795	0
Tamburi Investment Partners SpA	35,045	329,479
Technogym SpA (c)	26,292	352,447
Telecom Italia SpA	1,159,778	636,239
Telecom Italia SpA (Risparmio Shares)	2,020,346	1,185,333
Terna SpA	318,807	2,349,541
Tinexta SpA	5,869	176,259
Tod's SpA (a)	1,925	90,583
UniCredit SpA	488,195	5,025,316
Unipol Gruppo SpA	96,646	529,258
Webuild SpA	63,079	135,975
Zignago Vetro SpA	5,403	111,467

TOTAL ITALY		92,932,184

Japan - 15.2%
77 Bank Ltd.	13,700	171,610
ABC-MART, Inc.	7,507	401,830
ACOM Co. Ltd.	93,000	399,094
Activia Properties, Inc.	169	779,358
Adastria Co. Ltd.	6,500	109,969
Adeka Corp.	19,900	387,658
Advance Residence Investment Corp.	305	972,573
Advantest Corp.	46,759	4,441,014
Aeon (REIT) Investment Corp.	351	483,352
AEON Co. Ltd.	150,825	4,115,981
Aeon Delight Co. Ltd.	7,400	225,812
AEON Financial Service Co. Ltd.	33,599	381,213
AEON MALL Co. Ltd.	27,300	433,143
AGC, Inc.	44,863	2,044,265
Ai Holdings Corp.	10,200	194,499
AI inside, Inc. (a)	200	55,449
Aica Kogyo Co. Ltd.	12,800	454,424
Aiful Corp.	77,800	223,526
Ain Holdings, Inc.	7,000	388,782
Air Water, Inc.	42,500	703,861
Aisin Seiki Co. Ltd.	37,300	1,436,847
Ajinomoto Co., Inc.	106,525	2,131,182
Alfresa Holdings Corp.	43,839	785,003
Alps Electric Co. Ltd.	52,998	642,047
Amada Co. Ltd.	77,500	838,892
Amano Corp.	14,300	388,477
Ana Holdings, Inc. (a)	30,541	700,020
AnGes MG, Inc. (a)(b)	27,600	251,024
Anicom Holdings, Inc.	19,700	182,778
Anritsu Corp. (b)	35,400	689,278
Aozora Bank Ltd.	29,300	630,021
Arata Corp.	4,100	166,566
ARCS Co. Ltd.	15,200	326,559
Ariake Japan Co. Ltd.	4,600	266,429
Aruhi Corp.	11,800	190,027
As One Corp.	3,000	374,691
Asahi Group Holdings	105,159	4,392,450
Asahi Holdings, Inc.	19,600	397,775
ASAHI INTECC Co. Ltd.	47,360	1,274,894
Asahi Kasei Corp.	289,800	3,053,387
Asics Corp.	33,800	536,582
ASKUL Corp.	6,300	230,579
Astellas Pharma, Inc.	425,103	6,398,255
Atom Corp. (b)	39,400	270,382
Autobacs Seven Co. Ltd.	25,900	346,471
Axial Retailing, Inc.	6,000	239,912
Azbil Corp.	29,600	1,197,109
Bandai Namco Holdings, Inc.	45,800	3,363,444
Bank of Kyoto Ltd.	15,000	804,282
BASE, Inc. (a)(b)	20,500	341,948
BayCurrent Consulting, Inc.	3,100	846,692
Belc Co. Ltd.	3,400	180,126
Bell System24 Holdings, Inc.	10,200	153,901
Benefit One, Inc.	16,800	421,652
Benesse Holdings, Inc.	17,700	390,796
Bengo4.Com, Inc. (a)	2,200	187,812
Bic Camera, Inc.	30,300	312,731
BML, Inc.	6,500	225,112
Bridgestone Corp.	121,058	4,848,301
Brother Industries Ltd.	52,500	1,110,143
Calbee, Inc.	21,500	515,221
Canon Marketing Japan, Inc.	10,400	250,936
Canon, Inc.	225,143	5,353,935
Capcom Co. Ltd.	40,100	1,302,544
Casio Computer Co. Ltd.	46,400	819,822
Central Glass Co. Ltd.	10,900	224,602
Central Japan Railway Co.	32,355	4,732,315
Change Co. Ltd. (a)	8,500	262,101
Chiba Bank Ltd.	129,400	807,492
Chiyoda Corp. (a)	33,800	157,109
Chofu Seisakusho Co. Ltd.	2,100	39,026
Chubu Electric Power Co., Inc.	140,916	1,702,622
Chugai Pharmaceutical Co. Ltd.	153,200	5,748,680
Chugoku Electric Power Co., Inc.	74,300	829,408
Chugoku Marine Paints Ltd.	23,600	212,484
Citizen Watch Co. Ltd.	88,800	298,194
CKD Corp.	11,865	250,132
Coca-Cola West Co. Ltd.	30,950	494,169
cocokara fine HOLDINGS, Inc.	5,000	338,549
COLOPL, Inc.	25,700	190,240
Colowide Co. Ltd.	17,100	287,269
Comforia Residential REIT, Inc.	145	464,361
COMSYS Holdings Corp.	25,700	797,173
Comture Corp.	7,600	184,280
Concordia Financial Group Ltd.	249,000	934,120
Cookpad, Inc. (a)	35,100	95,386
Cosmo Energy Holdings Co. Ltd.	19,400	416,970
Cosmos Pharmaceutical Corp.	4,700	674,746
CRE Logistics REIT, Inc.	135	223,579
Create Restaurants Holdings, Inc. (a)	19,000	135,255
Create SD Holdings Co. Ltd.	9,700	294,222
Credit Saison Co. Ltd.	33,301	382,402
Curves Holdings Co. Ltd.	15,100	113,709
CyberAgent, Inc.	96,200	1,978,750
CYBERDYNE, Inc. (a)	24,300	139,187
Cybozu, Inc.	5,900	134,962
Dai Nippon Printing Co. Ltd.	55,800	1,108,444
Dai-ichi Mutual Life Insurance Co.	247,699	4,454,684
Daibiru Corp.	18,300	213,492
Daicel Chemical Industries Ltd.	53,621	414,583
Daido Steel Co. Ltd.	7,100	336,518
Daifuku Co. Ltd.	23,300	2,306,762
Daihen Corp.	7,100	310,532
Daiichi Sankyo Kabushiki Kaisha	389,600	9,935,174
Daiichikosho Co. Ltd.	9,300	346,335
Daikin Industries Ltd.	56,668	11,430,775
Daio Paper Corp.	16,900	276,796
Daiseki Co. Ltd.	12,400	466,319
Daishi Hokuetsu Financial Group, Inc.	8,242	177,072
Daito Trust Construction Co. Ltd.	14,844	1,578,253
Daiwa House Industry Co. Ltd.	128,444	3,801,961
Daiwa House REIT Investment Corp.	440	1,180,016
Daiwa Office Investment Corp.	69	499,396
Daiwa Securities Group, Inc.	334,400	1,781,080
Daiwa Securities Living Invest	384	394,225
Daiwabo Holdings Co. Ltd.	20,000	312,746
DCM Holdings Co. Ltd.	26,200	261,305
DeNA Co. Ltd.	21,000	429,069
Denki Kagaku Kogyo KK	18,200	713,579
DENSO Corp.	98,722	6,376,417
Dentsu Group, Inc.	51,200	1,574,087
Descente Ltd. (a)	8,800	152,343
Dic Corp.	21,400	546,895
Digital Arts, Inc.	2,700	219,380
Digital Garage, Inc.	7,800	321,521
Dip Corp.	8,600	237,643
Disco Corp.	6,900	2,234,971
Dmg Mori Co. Ltd.	26,400	425,869
Dowa Holdings Co. Ltd.	12,800	534,065
DTS Corp.	11,500	269,901
Duskin Co. Ltd.	13,800	327,417
Dydo Group Holdings, Inc.	2,600	120,615
Earth Corp.	4,100	226,215
East Japan Railway Co.	68,010	4,654,102
Ebara Corp.	23,800	1,016,982
EDION Corp. (b)	27,800	295,323
eGuarantee, Inc.	7,600	146,590
Eiken Chemical Co. Ltd.	8,400	167,400
Eisai Co. Ltd.	57,700	3,763,778
Eizo Corp.	6,700	248,897
Elecom Co. Ltd.	11,600	244,121
Electric Power Development Co. Ltd.	37,000	591,106
en-japan, Inc.	7,300	221,425
ENEOS Holdings, Inc.	705,450	3,041,523
euglena Co. Ltd. (a)	35,800	298,415
Exedy Corp.	7,800	111,765
Ezaki Glico Co. Ltd.	12,700	474,696
Fancl Corp.	18,600	607,576
FANUC Corp.	43,685	10,059,910
Fast Retailing Co. Ltd.	13,336	10,946,771
FCC Co. Ltd.	13,800	221,856
Ferrotec Holdings Corp.	9,500	213,139
Food & Life Companies Ltd.	23,500	1,050,393
FP Corp.	11,200	435,026
Freee KK (a)	4,900	416,067
Frontier Real Estate Investment Corp.	117	511,721
Fuji Corp.	19,300	514,066
Fuji Electric Co. Ltd.	29,700	1,351,976
Fuji Kyuko Co. Ltd.	5,400	257,919
Fuji Oil Holdings, Inc.	12,000	309,086
Fuji Seal International, Inc.	13,300	295,353
Fuji Soft ABC, Inc.	6,900	345,979
Fujifilm Holdings Corp.	80,900	5,246,027
Fujikura Ltd. (a)	58,300	300,328
Fujimori Kogyo Co. Ltd.	6,100	229,957
Fujitec Co. Ltd.	14,500	327,706
Fujitsu General Ltd.	14,300	379,449
Fujitsu Ltd.	44,642	7,109,470
Fukuoka (REIT) Investment Fund	188	308,259
Fukuoka Financial Group, Inc.	38,712	658,837
Fukuyama Transporting Co. Ltd.	6,900	264,219
Funai Soken Holdings, Inc.	14,000	248,257
Furukawa Electric Co. Ltd.	17,000	451,716
Fuso Chemical Co. Ltd.	4,900	176,649
Futaba Corp.	14,300	112,657
Fuyo General Lease Co. Ltd.	4,700	312,645
Giken Ltd.	7,200	307,988
Global One Real Estate Investment Corp.	266	307,887
Glory Ltd.	12,900	276,791
GLP J-REIT	940	1,575,698
GMO Hosting & Security, Inc.	1,000	54,168
GMO Internet, Inc.	14,900	443,769
GMO Payment Gateway, Inc.	9,600	1,225,364
GNI Group Ltd. (a)	10,400	194,221
GOLDWIN, Inc.	5,300	316,671
Grace Technology, Inc.	7,400	181,259
GREE, Inc.	48,800	255,409
GS Yuasa Corp.	16,300	440,722
GungHo Online Entertainment, Inc.	11,900	226,916
Gunma Bank Ltd.	87,000	284,189
H.I.S. Co. Ltd. (a)(b)	6,900	142,053
H.U. Group Holdings, Inc.	12,447	407,156
H2O Retailing Corp.	22,000	171,708
Hakuhodo DY Holdings, Inc.	56,900	958,486
Hamakyorex Co. Ltd.	4,000	112,545
Hamamatsu Photonics K.K.	32,400	1,879,550
Hankyu Hanshin Holdings, Inc.	49,900	1,570,647
Hankyu REIT, Inc.	132	184,914
Hanwa Co. Ltd.	9,800	290,978
Harmonic Drive Systems, Inc.	9,900	667,609
Haseko Corp.	64,400	863,263
Hazama Ando Corp.	55,100	419,968
Heiwa Corp.	20,000	338,732
Heiwa Real Estate (REIT), Inc.	247	372,229
Heiwa Real Estate Co. Ltd.	7,800	265,139
Heiwado Co. Ltd.	11,800	239,801
Hiday Hidaka Corp.	8,376	128,296
Hikari Tsushin, Inc.	4,700	945,247
Hino Motors Ltd.	67,600	565,962
Hirata Corp.	2,300	151,313
Hirogin Holdings, Inc.	73,900	407,738
Hirose Electric Co. Ltd.	7,755	1,235,379
Hisamitsu Pharmaceutical Co., Inc.	13,100	762,339
Hitachi Construction Machinery Co. Ltd.	25,300	776,663
Hitachi Ltd.	221,276	10,894,740
Hitachi Metals Ltd.	49,500	960,198
Hitachi Transport System Ltd.	11,500	357,238
Hitachi Zosen Corp.	39,600	299,292
Hogy Medical Co. Ltd.	8,000	241,559
Hokkaido Electric Power Co., Inc.	57,600	273,533
Hokuetsu Kishu Paper Co. Ltd.	38,700	200,069
Hokuhoku Financial Group, Inc.	31,100	261,514
Hokuriku Electric Power Co., Inc.	44,900	271,972
Honda Motor Co. Ltd.	369,272	11,011,629
Horiba Ltd.	8,000	520,450
Hoshino Resorts REIT, Inc.	58	340,708
Hoshizaki Corp.	11,400	1,011,803
Hosiden Corp.	21,300	202,105
House Foods Group, Inc.	15,400	478,388
Hoya Corp.	86,018	9,787,115
Hulic (REIT), Inc.	260	415,372
Hulic Co. Ltd.	68,100	775,152
Hyakujushi Bank Ltd.	6,900	96,154
Ibiden Co. Ltd.	24,500	1,161,222
Ichibanya Co. Ltd.	6,600	290,777
Ichigo Real Estate Investment Corp.	335	292,730
Ichigo, Inc.	58,800	183,464
Idec Corp.	9,500	145,512
Idemitsu Kosan Co. Ltd.	49,500	1,185,301
IDOM, Inc.	21,700	125,685
IHI Corp.	33,172	666,536
Iida Group Holdings Co. Ltd.	33,700	821,146
Inaba Denki Sangyo Co. Ltd.	14,000	327,422
Industrial & Infrastructure Fund Investment Corp.	428	775,797
Ines Corp.	9,900	127,362
Infocom Corp.	4,900	125,627
Infomart Corp.	44,800	422,626
Information Services Inter-Dentsu Ltd.	7,400	272,870
INPEX Corp.	238,700	1,629,337
Internet Initiative Japan, Inc.	13,600	303,259
Invesco Office J-REIT, Inc.	2,458	453,861
Invincible Investment Corp.	1,430	513,565
IR Japan Holdings Ltd.	1,900	249,822
Iriso Electronics Co. Ltd.	4,800	227,066
Isetan Mitsukoshi Holdings Ltd.	76,371	532,480
Isuzu Motors Ltd.	123,968	1,254,539
ITO EN Ltd.	13,460	745,109
ITOCHU Advance Logistics Investment Corp.	162	208,707
Itochu Corp.	300,150	9,359,605
ITOCHU Techno-Solutions Corp.	22,512	780,680
Itoham Yonekyu Holdings, Inc.	39,300	252,794
Iwatani Corp.	11,600	727,056
Iyo Bank Ltd.	67,700	372,911
Izumi Co. Ltd.	9,400	373,712
J. Front Retailing Co. Ltd.	52,500	499,588
JAFCO Co. Ltd.	9,500	683,228
Japan Airlines Co. Ltd. (a)	29,700	630,741
Japan Airport Terminal Co. Ltd.	13,900	624,476
Japan Aviation Electronics Industry Ltd.	14,100	251,965
Japan Display, Inc. (a)	134,500	56,611
Japan Elevator Service Holdings Co. Ltd.	12,600	253,176
Japan Excellent, Inc.	267	373,541
Japan Exchange Group, Inc.	117,200	2,746,892
Japan Hotel REIT Investment Corp.	1,077	616,893
Japan Lifeline Co. Ltd.	17,500	246,592
Japan Logistics Fund, Inc.	194	555,604
Japan Material Co. Ltd.	26,600	309,348
Japan Petroleum Exploration Co. Ltd.	8,200	152,310
Japan Post Bank Co. Ltd.	83,034	758,999
Japan Post Holdings Co. Ltd.	351,938	2,954,875
Japan Post Insurance Co. Ltd.	51,100	984,688
Japan Prime Realty Investment Corp.	187	760,559
Japan Real Estate Investment Corp.	297	1,842,492
Japan Retail Fund Investment Corp.	1,627	1,603,330
Japan Steel Works Ltd.	13,200	320,307
Japan Tobacco, Inc.	266,943	4,992,511
JCR Pharmaceuticals Co. Ltd.	13,400	364,763
JEOL Ltd.	9,200	517,705
JFE Holdings, Inc.	111,000	1,460,500
JGC Corp.	49,542	565,275
JIN Co. Ltd.	3,500	245,631
JMDC, Inc. (a)	4,800	214,109
Joshin Denki Co. Ltd.	7,200	181,565
Joyful Honda Co. Ltd.	13,200	162,449
JSR Corp.	48,600	1,496,377
JTEKT Corp.	54,900	494,296
JTOWER, Inc. (a)	2,900	208,564
Justsystems Corp.	7,200	417,678
K's Holdings Corp.	43,400	592,883
Kadokawa Corp.	11,500	458,253
Kagome Co. Ltd.	21,400	613,862
Kajima Corp.	101,300	1,399,607
Kakaku.com, Inc.	33,200	902,223
Kaken Pharmaceutical Co. Ltd.	8,456	348,175
Kameda Seika Co. Ltd.	3,100	130,195
Kamigumi Co. Ltd.	22,800	443,316
Kandenko Co. Ltd.	19,700	168,358
Kaneka Corp.	11,600	451,624
Kanematsu Corp.	26,700	351,798
Kansai Electric Power Co., Inc.	159,199	1,576,112
Kansai Paint Co. Ltd.	42,539	1,071,552
Kao Corp.	109,491	7,019,887
Katitas Co. Ltd.	11,600	347,607
Kato Sangyo	11,000	322,079
Kawasaki Heavy Industries Ltd. (a)	34,000	812,901
Kawasaki Kisen Kaisha Ltd. (a)	12,700	353,843
KDDI Corp.	363,337	10,983,480
Keihan Electric Railway Co., Ltd.	22,600	824,055
Keikyu Corp.	50,439	645,198
Keio Corp.	23,703	1,539,860
Keisei Electric Railway Co.	30,206	942,469
Kenedix Office Investment Corp.	104	766,987
Kenedix Residential Investment Corp.	214	442,137
Kenedix Retail REIT Corp.	111	284,178
Kewpie Corp.	34,700	820,430
Key Coffee, Inc.	17,100	323,099
Keyence Corp.	41,650	20,015,171
KH Neochem Co. Ltd.	9,100	216,655
Kikkoman Corp.	33,800	2,075,194
Kinden Corp.	28,492	484,382
Kintetsu Group Holdings Co. Ltd.	38,353	1,373,886
Kintetsu World Express, Inc.	14,900	359,241
Kirin Holdings Co. Ltd.	186,870	3,506,057
Kisoji Co. Ltd.	9,700	203,692
Kissei Pharmaceutical Co. Ltd.	9,100	184,681
Kitz Corp.	26,700	167,593
Kobayashi Pharmaceutical Co. Ltd.	11,600	1,034,861
Kobe Bussan Co. Ltd.	28,300	756,635
Kobe Steel Ltd. (a)	71,500	515,528
Kohnan Shoji Co. Ltd.	9,400	254,245
Koito Manufacturing Co. Ltd.	24,500	1,526,626
Kokuyo Co. Ltd.	20,100	310,447
Komatsu Ltd.	197,611	5,810,677
KOMEDA Holdings Co. Ltd.	8,700	162,075
KOMERI Co. Ltd.	10,000	257,023
Konami Holdings Corp.	21,900	1,306,506
Konica Minolta, Inc.	103,300	584,128
Kose Corp.	7,600	1,144,624
Kotobuki Spirits Co. Ltd.	4,400	263,299
Kubota Corp.	233,410	5,488,734
Kumagai Gumi Co. Ltd.	13,800	383,859
Kumiai Chemical Industry Co. Ltd.	25,100	203,942
Kura Sushi, Inc.	5,800	203,257
Kurabo Industries Ltd.	4,800	79,627
Kuraray Co. Ltd.	73,552	798,849
Kureha Chemical Industry Co. Ltd.	4,000	270,839
Kurita Water Industries Ltd.	22,100	1,019,160
Kusuri No Aoki Holdings Co. Ltd.	4,900	344,332
Kyocera Corp.	72,537	4,405,051
Kyoei Steel Ltd.	9,600	134,307
Kyokuto Kaihatsu Kogyo Co. Ltd.	7,600	115,088
Kyorin Holdings, Inc.	14,600	255,557
Kyoritsu Maintenance Co. Ltd.	6,800	215,903
Kyowa Exeo Corp.	23,700	630,395
Kyowa Hakko Kirin Co., Ltd.	62,500	1,898,618
Kyudenko Corp.	10,800	375,515
Kyushu Electric Power Co., Inc.	89,178	814,344
Kyushu Financial Group, Inc.	88,185	342,928
Kyushu Railway Co.	35,700	800,955
LaSalle Logiport REIT	326	529,463
Lasertec Corp.	17,900	3,167,591
Lawson, Inc.	12,500	560,436
Leopalace21 Corp. (a)	34,200	47,252
LIFE Corp.	5,100	166,360
Lintec Corp.	12,900	281,276
Lion Corp.	51,136	959,180
LIXIL Group Corp.	62,095	1,682,343
M&A Capital Partners Co. Ltd. (a)	3,800	175,936
M3, Inc.	101,390	7,029,298
Mabuchi Motor Co. Ltd.	13,400	536,417
Macnica Fuji Electronics Holdings, Inc.	12,900	260,502
Maeda Corp. (b)	28,500	243,302
Maeda Road Construction Co. Ltd.	9,300	178,699
Makino Milling Machine Co. Ltd.	5,600	211,108
Makita Corp.	50,800	2,284,582
Mandom Corp.	10,400	194,697
Mani, Inc.	21,200	499,691
Marubeni Corp.	383,500	3,188,289
Maruha Nichiro Corp.	11,200	255,994
Marui Group Co. Ltd.	49,402	924,847
Maruichi Steel Tube Ltd.	12,900	323,061
Maruwa Ceramic Co. Ltd.	2,600	268,350
Maruwa Unyu Kikan Co. Ltd.	14,400	251,661
Matsui Securities Co. Ltd.	33,300	261,123
Matsumotokiyoshi Holdings Co. Ltd.	19,100	766,342
Maxell Holdings Ltd. (a)	16,400	193,127
Mazda Motor Corp.	127,700	988,509
McDonald's Holdings Co. (Japan) Ltd.	14,828	677,022
MCJ Co. Ltd.	22,400	203,730
Mebuki Financial Group, Inc.	258,468	562,864
Medical Data Vision Co. Ltd.	6,700	117,705
Medipal Holdings Corp.	41,800	767,997
Medley, Inc. (a)	4,800	194,126
MedPeer, Inc. (a)	5,900	310,953
Megachips Corp.	4,600	157,416
Megmilk Snow Brand Co. Ltd.	12,400	248,363
Meidensha Corp.	8,600	182,560
Meiji Holdings Co. Ltd.	26,000	1,610,577
Meitec Corp.	6,700	372,120
Menicon Co. Ltd.	6,900	420,478
Mercari, Inc. (a)	19,500	963,492
Milbon Co. Ltd.	6,700	356,794
Minebea Mitsumi, Inc.	82,895	2,079,012
Mirai Corp.	472	212,052
Mirait Holdings Corp.	21,400	345,799
Miroku Jyoho Service Co., Ltd.	7,400	123,773
Misumi Group, Inc.	64,905	1,829,146
Mitsubishi Chemical Holdings Corp.	288,957	2,150,851
Mitsubishi Corp.	295,851	8,175,222
Mitsubishi Electric Corp.	416,992	6,417,610
Mitsubishi Estate Co. Ltd.	266,671	4,381,076
Mitsubishi Estate Logistics REIT Investment Corp.	81	334,999
Mitsubishi Gas Chemical Co., Inc.	36,445	842,680
Mitsubishi Heavy Industries Ltd.	73,166	2,173,758
Mitsubishi Logistics Corp.	12,500	371,146
Mitsubishi Materials Corp.	25,400	570,100
Mitsubishi Motors Corp. of Japan (a)	155,134	420,163
Mitsubishi Pencil Co. Ltd.	12,000	159,100
Mitsubishi Shokuhin Co. Ltd.	5,400	146,105
Mitsubishi UFJ Financial Group, Inc.	2,778,439	14,781,566
Mitsubishi UFJ Lease & Finance Co. Ltd.	152,680	874,533
Mitsui & Co. Ltd.	367,182	7,739,077
Mitsui Chemicals, Inc.	44,100	1,388,087
Mitsui Fudosan Co. Ltd.	209,240	4,537,458
Mitsui Fudosan Logistics Park, Inc.	110	569,677
Mitsui High-Tec, Inc.	5,500	214,384
Mitsui Mining & Smelting Co. Ltd.	15,000	509,882
Mitsui OSK Lines Ltd.	25,500	1,024,293
Miura Co. Ltd.	20,855	1,093,413
mixi, Inc.	11,200	287,250
Mizuho Financial Group, Inc.	540,468	7,590,982
Mizuho Leasing Co. Ltd.	7,400	221,072
Mochida Pharmaceutical Co. Ltd.	9,700	337,712
Modec, Inc.	6,500	124,243
Monex Group, Inc.	38,900	301,120
Money Forward, Inc. (a)	8,200	438,924
MonotaRO Co. Ltd.	58,300	1,488,306
Mori Hills REIT Investment Corp.	368	534,373
Mori Trust Hotel (REIT), Inc.	73	91,175
MORI TRUST Sogo (REIT), Inc.	257	370,368
Morinaga & Co. Ltd.	11,900	396,340
Morinaga Milk Industry Co. Ltd.	9,100	497,923
Morita Holdings Corp.	7,800	113,478
MOS Food Services, Inc.	6,600	180,686
MS&AD Insurance Group Holdings, Inc.	99,497	2,817,671
Murata Manufacturing Co. Ltd.	130,702	10,391,778
Musashi Seimitsu Industry Co. Ltd.	11,100	193,887
Nabtesco Corp.	25,400	1,142,291
Nachi-Fujikoshi Corp.	5,300	202,223
Nagaileben Co. Ltd.	5,500	128,781
Nagase & Co. Ltd.	25,900	390,076
Nagoya Railroad Co. Ltd.	40,616	931,318
Nakanishi, Inc.	20,400	418,490
Nankai Electric Railway Co. Ltd.	24,600	542,915
NEC Corp.	59,200	3,445,073
NEC System Integration & Constuction Ltd.	16,800	289,454
Net One Systems Co. Ltd.	21,200	696,386
Nexon Co. Ltd.	111,300	3,691,669
NGK Insulators Ltd.	59,600	1,085,768
NGK Spark Plug Co. Ltd.	40,300	672,589
NH Foods Ltd.	18,813	839,174
NHK Spring Co. Ltd.	55,187	408,007
Nichi-iko Pharmaceutical Co. Ltd.	17,700	148,674
Nichias Corp.	15,400	401,733
Nichiha Corp.	7,800	226,242
Nichirei Corp.	26,110	659,857
Nidec Corp.	102,690	11,857,508
Nifco, Inc.	20,000	682,588
Nihon Kohden Corp.	18,500	559,452
Nihon M&A Center, Inc.	71,400	1,871,073
Nihon Parkerizing Co. Ltd.	31,100	300,500
Nihon Unisys Ltd.	16,300	516,786
Nikkiso Co. Ltd.	16,700	171,599
Nikkon Holdings Co. Ltd.	13,000	272,038
Nikon Corp.	70,100	659,372
Nintendo Co. Ltd.	25,588	14,678,641
Nippn Corp.	15,000	214,109
Nippo Corp.	13,500	353,527
Nippon Accommodations Fund, Inc.	93	552,265
Nippon Building Fund, Inc.	334	2,194,272
Nippon Carbon Co. Ltd.	4,100	172,006
Nippon Ceramic Co. Ltd.	7,200	169,904
Nippon Densetsu Kogyo Co. Ltd.	10,800	175,108
Nippon Electric Glass Co. Ltd.	28,700	726,888
Nippon Express Co. Ltd.	16,666	1,273,320
Nippon Gas Co. Ltd.	24,300	427,346
Nippon Kayaku Co. Ltd.	42,300	391,688
Nippon Light Metal Holding Co. Ltd.	15,040	293,121
Nippon Paint Holdings Co. Ltd.	168,285	2,405,171
Nippon Paper Industries Co. Ltd.	22,745	279,292
Nippon Prologis REIT, Inc.	476	1,528,740
Nippon REIT Investment Corp.	102	395,718
Nippon Sanso Holdings Corp.	36,600	687,862
Nippon Seiki Co. Ltd.	9,200	101,100
Nippon Sheet Glass Co. Ltd. (a)	21,900	144,277
Nippon Shinyaku Co. Ltd.	11,700	787,922
Nippon Shokubai Co. Ltd.	6,700	351,889
Nippon Signal Co. Ltd.	15,400	130,623
Nippon Soda Co. Ltd.	8,000	232,409
Nippon Steel & Sumikin Bussan Corp.	4,400	155,403
Nippon Steel & Sumitomo Metal Corp.	186,883	3,260,919
Nippon Suisan Kaisha Co. Ltd.	72,900	340,854
Nippon Telegraph & Telephone Corp.	285,764	7,204,935
Nippon Yusen KK	37,500	1,472,001
Nipro Corp.	46,738	562,789
Nishi-Nippon Financial Holdings, Inc.	32,500	208,459
Nishi-Nippon Railroad Co. Ltd.	15,400	397,506
Nishimatsu Construction Co. Ltd.	16,600	441,087
Nishimatsuya Chain Co. Ltd.	21,900	343,459
Nissan Chemical Corp.	29,400	1,511,831
Nissan Motor Co. Ltd. (a)	527,748	2,649,268
Nissan Shatai Co. Ltd.	15,700	101,133
Nissha Co. Ltd.	14,500	170,089
Nisshin Oillio Group Ltd.	8,500	238,768
Nisshin Seifun Group, Inc.	44,700	720,664
Nisshinbo Holdings, Inc.	39,700	302,590
Nissin Electric Co. Ltd.	19,100	210,591
Nissin Food Holdings Co. Ltd.	14,300	1,014,045
Nitori Holdings Co. Ltd.	18,300	3,283,585
Nitta Corp.	4,800	115,509
Nitto Boseki Co. Ltd.	5,500	193,751
Nitto Denko Corp.	36,042	2,987,835
Noevir Holdings Co. Ltd.	5,800	255,531
NOF Corp.	15,700	830,323
Nojima Co. Ltd.	10,400	259,405
NOK Corp.	22,900	293,767
NOMURA Co. Ltd.	24,000	174,581
Nomura Holdings, Inc.	725,054	3,897,278
Nomura Real Estate Holdings, Inc.	25,100	617,797
Nomura Real Estate Master Fund, Inc.	966	1,527,357
Nomura Research Institute Ltd.	73,510	2,263,347
North Pacific Bank Ltd.	83,700	215,970
NS Solutions Corp.	8,800	266,118
NSD Co. Ltd.	19,600	319,403
NSK Ltd.	90,800	835,802
NTN Corp. (a)	91,200	258,688
NTT Data Corp.	143,200	2,224,848
Ntt Ud (REIT) Investment Corp.	295	437,817
Obayashi Corp.	147,600	1,346,484
OBIC Business Consultants Ltd.	4,700	276,091
OBIC Co. Ltd.	15,841	3,062,680
Odakyu Electric Railway Co. Ltd.	66,300	1,792,630
Ogaki Kyoritsu Bank Ltd.	14,200	255,182
Ohsho Food Service Corp.	3,100	158,843
Oisix Ra Daichi, Inc. (a)	6,600	180,143
Oji Holdings Corp.	192,900	1,216,105
Okamoto Industries, Inc.	2,900	107,466
Okasan Securities Group, Inc.	49,834	207,015
Oki Electric Industry Co. Ltd.	20,900	220,876
Okuma Corp.	6,300	339,528
Okumura Corp.	9,800	245,157
Olympus Corp.	267,600	5,503,074
OMRON Corp.	42,500	3,223,762
One (REIT), Inc.	109	306,185
Ono Pharmaceutical Co. Ltd.	85,980	2,164,251
Open House Co. Ltd.	16,100	669,544
Optex Group Co. Ltd.	8,200	125,150
Optim Corp. (a)	4,900	125,582
Optorun Co. Ltd.	15,500	415,404
Oracle Corp. Japan	8,800	825,327
Orient Corp.	117,600	160,329
Oriental Land Co. Ltd.	45,034	6,376,623
ORIX Corp.	299,520	4,816,602
ORIX JREIT, Inc.	593	1,046,120
Osaka Gas Co. Ltd.	81,400	1,570,054
OSG Corp.	21,000	349,520
Otsuka Corp.	23,300	1,174,700
Otsuka Holdings Co. Ltd.	89,918	3,456,359
Outsourcing, Inc.	30,000	461,433
Pacific Industrial Co. Ltd.	12,300	132,015
PALTAC Corp.	7,500	390,475
Pan Pacific International Holdings Ltd.	94,792	2,042,595
Panasonic Corp.	503,489	5,911,968
Paramount Bed Holdings Co. Ltd.	14,900	295,846
Park24 Co. Ltd. (a)	24,640	475,936
Penta-Ocean Construction Co. Ltd.	60,900	474,763
PeptiDream, Inc. (a)	22,500	964,521
Persol Holdings Co. Ltd.	42,200	775,732
Pharma Foods International Co. Ltd. (b)	6,000	177,326
Pigeon Corp.	28,500	966,168
Pilot Corp.	8,500	270,656
Piolax, Inc.	5,800	79,074
PKSHA Technology, Inc. (a)	3,300	83,942
Pola Orbis Holdings, Inc.	21,489	557,035
Pressance Corp.	6,500	95,635
Prestige International, Inc.	28,000	186,001
Raito Kogyo Co. Ltd.	13,400	215,302
Raksul, Inc. (a)	5,200	242,181
Rakus Co. Ltd.	16,500	338,334
Rakuten Group, Inc.	199,495	2,535,443
Recruit Holdings Co. Ltd.	310,354	13,993,084
Relia, Inc.	10,300	122,707
Relo Group, Inc.	29,100	599,094
Renesas Electronics Corp. (a)	183,155	2,136,725
Rengo Co. Ltd.	43,700	362,667
RENOVA, Inc. (a)	11,500	362,499
Resona Holdings, Inc.	491,646	2,019,847
Resorttrust, Inc.	22,700	361,821
Ricoh Co. Ltd.	154,300	1,640,558
Ringer Hut Co. Ltd.	7,300	147,817
Rinnai Corp.	8,661	870,142
Riso Kyoiku Co. Ltd.	35,500	95,823
ROHM Co. Ltd.	20,800	2,061,158
Rohto Pharmaceutical Co. Ltd.	23,600	605,278
Round One Corp.	18,100	200,062
Royal Holdings Co. Ltd. (a)	12,300	213,722
Ryohin Keikaku Co. Ltd.	58,830	1,238,073
S Foods, Inc.	6,900	205,188
Saizeriya Co. Ltd.	6,200	135,925
Sakai Moving Service Co. Ltd.	2,000	91,134
Sakata Seed Corp.	6,900	243,385
San-A Co. Ltd.	6,700	256,867
San-Ai Oil Co. Ltd.	14,800	165,618
SanBio Co. Ltd. (a)	5,500	75,538
Sangetsu Corp.	15,000	211,364
Sanken Electric Co. Ltd.	5,800	270,656
Sankyo Co. Ltd. (Gunma)	15,800	408,264
Sankyu, Inc.	14,600	622,527
Sanrio Co. Ltd.	12,100	195,965
Sansan, Inc. (a)	3,000	247,324
Santen Pharmaceutical Co. Ltd.	86,360	1,106,268
Sanwa Holdings Corp.	49,100	633,012
Sanyo Chemical Industries Ltd.	4,600	218,446
Sapporo Holdings Ltd.	20,600	409,776
Sato Holding Corp.	9,200	225,433
Sawai Group Holdings Co. Ltd.	9,900	476,475
SBI Holdings, Inc. Japan	55,200	1,560,692
Screen Holdings Co. Ltd.	10,500	1,004,941
SCSK Corp.	12,000	696,130
Secom Co. Ltd.	47,333	3,930,774
Sega Sammy Holdings, Inc.	40,319	578,832
Seibu Holdings, Inc.	48,900	526,182
Seiko Epson Corp.	65,373	1,111,383
Seiko Holdings Corp.	6,400	112,786
Seino Holdings Co. Ltd.	32,300	443,907
Seiren Co. Ltd.	13,300	230,246
Sekisui Chemical Co. Ltd.	82,300	1,432,287
Sekisui House (REIT), Inc.	1,014	844,304
Sekisui House Ltd.	138,780	2,805,060
Sekisui Jushi Corp.	8,700	168,603
SENKO Co. Ltd.	25,000	229,893
Seria Co. Ltd.	10,900	395,448
Seven & i Holdings Co. Ltd.	172,629	7,422,305
Seven Bank Ltd.	166,400	357,800
SG Holdings Co. Ltd.	75,000	1,704,639
Sharp Corp.	49,000	828,100
Shibaura Machine Co. Ltd.	4,700	112,157
SHIFT, Inc. (a)	2,600	380,639
Shiga Bank Ltd.	11,000	216,900
Shikoku Electric Power Co., Inc.	43,300	316,955
Shima Seiki Manufacturing Ltd.	8,000	160,820
Shimadzu Corp.	50,900	1,781,430
Shimamura Co. Ltd.	5,900	584,116
SHIMANO, Inc.	16,965	3,886,163
SHIMIZU Corp.	133,800	1,095,718
Shin-Etsu Chemical Co. Ltd.	80,735	13,629,433
Shinko Electric Industries Co. Ltd.	16,600	536,170
Shinmaywa Industries Ltd.	15,100	135,125
Shinsei Bank Ltd.	35,000	509,516
Shionogi & Co. Ltd.	61,700	3,252,776
Ship Healthcare Holdings, Inc.	20,400	534,592
Shiseido Co. Ltd.	91,655	6,648,740
Shizuoka Bank Ltd.	100,300	768,150
Shizuoka Gas Co. Ltd.	11,800	99,980
SHO-BOND Holdings Co. Ltd.	9,500	396,377
Shochiku Co. Ltd.	2,100	235,575
Shoei Co. Ltd.	6,700	254,108
Showa Denko K.K.	30,082	911,075
Siix Corp.	14,000	186,897
SKY Perfect JSAT Holdings, Inc.	35,900	150,774
Skylark Co. Ltd. (a)	43,400	644,110
SMC Corp.	12,967	7,528,192
SMS Co., Ltd.	16,400	447,777
SoftBank Corp.	632,700	8,159,856
SoftBank Group Corp.	358,412	32,296,736
Sohgo Security Services Co., Ltd.	17,400	762,613
Sojitz Corp.	276,300	824,172
Solasto Corp.	11,200	145,726
Sompo Holdings, Inc.	75,619	2,809,160
Sony Group Corp.	288,205	28,814,428
Sosei Group Corp. (a)	16,712	262,095
SOSiLA Logistics REIT, Inc.	208	271,776
Sotetsu Holdings, Inc.	19,700	399,804
Square Enix Holdings Co. Ltd.	20,900	1,162,705
Stanley Electric Co. Ltd.	31,039	888,938
Star Asia Investment Corp.	555	284,381
Star Micronics Co. Ltd.	12,400	187,095
Starts Corp., Inc.	9,600	234,708
Subaru Corp.	138,125	2,562,434
Sugi Holdings Co. Ltd.	9,200	707,110
Sumco Corp.	60,300	1,562,536
Sumitomo Bakelite Co. Ltd.	8,800	355,897
Sumitomo Chemical Co. Ltd.	352,900	1,798,566
Sumitomo Corp.	261,700	3,563,085
Sumitomo Dainippon Pharma Co., Ltd.	43,100	747,319
Sumitomo Electric Industries Ltd.	172,200	2,561,965
Sumitomo Forestry Co. Ltd.	29,623	685,755
Sumitomo Heavy Industries Ltd.	25,547	739,832
Sumitomo Metal Mining Co. Ltd.	54,300	2,304,856
Sumitomo Mitsui Construction Co. Ltd.	58,860	250,972
Sumitomo Mitsui Financial Group, Inc.	295,533	10,381,696
Sumitomo Mitsui Trust Holdings, Inc.	75,600	2,573,264
Sumitomo Osaka Cement Co. Ltd.	8,003	253,732
Sumitomo Realty & Development Co. Ltd.	70,987	2,363,635
Sumitomo Rubber Industries Ltd.	47,500	587,611
Sumitomo Seika Chemicals Co. Ltd.	2,800	99,661
Sundrug Co. Ltd.	17,241	587,636
Suntory Beverage & Food Ltd.	32,900	1,110,815
Suzuken Co. Ltd.	15,600	561,680
Suzuki Motor Corp.	83,840	3,181,302
Sysmex Corp.	38,700	3,868,584
SystemPro Co. Ltd.	16,900	347,773
T Hasegawa Co. Ltd.	11,700	218,606
T&D Holdings, Inc.	127,000	1,555,980
T-Gaia Corp.	9,900	169,575
Tadano Ltd.	23,800	241,724
Taiheiyo Cement Corp.	26,491	663,911
Taikisha Ltd.	8,100	217,897
Taisei Corp.	43,900	1,618,785
Taisho Pharmaceutical Holdings Co. Ltd.	9,600	565,688
Taiyo Holdings Co. Ltd.	4,700	227,496
Taiyo Yuden Co. Ltd.	27,800	1,276,933
Takara Bio, Inc.	13,200	337,458
Takara Holdings, Inc.	35,869	462,434
Takasago International Corp.	3,300	79,775
Takasago Thermal Engineering Co. Ltd.	13,200	198,682
Takashimaya Co. Ltd.	32,400	356,937
Takeda Pharmaceutical Co. Ltd.	360,270	12,033,200
Takeuchi Manufacturing Co. Ltd.	12,600	339,528
Takuma Co. Ltd.	16,000	328,081
Tbs Holdings, Inc.	14,400	280,384
TDK Corp.	29,981	4,073,729
Techmatrix Corp.	8,800	169,575
TechnoPro Holdings, Inc.	9,100	668,616
TECMO KOEI HOLDINGS CO., LTD.	14,248	636,851
Teijin Ltd.	41,200	677,808
Terumo Corp.	148,000	5,595,535
The Awa Bank Ltd.	8,500	171,493
The Bank of Iwate Ltd.	4,300	79,791
The Bank of Okinawa Ltd.	9,400	230,334
The Chugoku Bank Ltd.	38,300	302,433
The Hachijuni Bank Ltd.	87,100	297,267
The Hokkoku Bank Ltd.	7,300	162,445
The Hyakugo Bank Ltd.	50,500	146,477
The Keiyo Bank Ltd.	30,900	117,335
The Kiyo Bank Ltd.	19,800	260,340
The Miyazaki Bank Ltd.	2,500	50,462
The Nanto Bank Ltd.	9,600	160,395
The Oita Bank Ltd.	2,400	41,351
The Okinawa Electric Power Co., Inc.	19,201	254,573
The Pack Corp.	5,100	127,115
The San-In Godo Bank Ltd.	38,600	176,948
The Shikoku Bank Ltd.	11,400	72,808
The Sumitomo Warehouse Co. Ltd.	21,600	279,264
The Suruga Bank Ltd.	40,700	145,610
The Toho Bank Ltd.	44,700	87,118
The Yamagata Bank Ltd.	4,200	38,584
THK Co. Ltd.	28,900	985,017
TIS, Inc.	51,400	1,276,887
TKC Corp.	8,000	251,441
TKP Corp. (a)	4,500	93,138
Toagosei Co. Ltd.	22,800	255,559
Tobu Railway Co. Ltd.	42,500	1,092,735
Tocalo Co. Ltd.	19,000	258,166
Toda Corp.	56,100	399,871
Toei Co. Ltd.	1,600	356,629
Toho Co. Ltd.	26,600	1,058,743
Toho Gas Co. Ltd.	16,700	927,523
Toho Holdings Co. Ltd.	15,300	258,150
Tohoku Electric Power Co., Inc.	105,600	930,486
Tokai Carbon Co. Ltd.	43,100	701,179
TOKAI Holdings Corp.	29,600	242,130
Tokai Rika Co. Ltd.	19,100	308,634
Tokai Tokyo Financial Holdings	74,400	279,111
Tokio Marine Holdings, Inc.	143,193	6,852,405
Tokushu Tokai Paper Co. Ltd.	1,800	72,550
Tokuyama Corp.	15,835	357,878
Tokyo Century Corp.	10,200	629,975
Tokyo Electric Power Co., Inc. (a)	323,828	957,054
Tokyo Electron Ltd.	34,223	15,130,894
Tokyo Gas Co. Ltd.	82,635	1,673,266
Tokyo Ohka Kogyo Co. Ltd.	7,700	511,502
Tokyo Seimitsu Co. Ltd.	11,600	548,742
Tokyo Steel Manufacturing Co. Ltd.	20,300	196,703
Tokyo Tatemono Co. Ltd.	44,400	655,295
Tokyotokeiba Co. Ltd.	4,000	216,671
Tokyu Construction Co. Ltd.	27,300	141,134
Tokyu Corp.	112,600	1,447,552
Tokyu Fudosan Holdings Corp.	137,000	760,902
Tokyu REIT, Inc.	186	316,042
TOMONY Holdings, Inc.	34,500	92,808
Tomy Co. Ltd.	33,100	284,086
Topcon Corp.	31,260	426,754
Toppan Forms Co. Ltd.	19,300	203,790
Toppan Printing Co. Ltd.	59,600	1,015,965
Toray Industries, Inc.	317,100	1,970,668
TORIDOLL Holdings Corp.	11,100	175,199
Toshiba Corp.	89,252	3,687,188
Toshiba Tec Corp.	13,100	522,610
Tosho Co. Ltd.	3,800	62,203
Tosoh Corp.	63,400	1,124,249
Totetsu Kogyo Co. Ltd.	12,900	298,273
Toto Ltd.	32,600	1,691,298
Towa Pharmaceutical Co. Ltd.	8,300	171,787
Toyo Ink South Carolina Holdings Co. Ltd.	13,349	246,240
Toyo Seikan Group Holdings Ltd.	33,200	388,229
Toyo Suisan Kaisha Ltd.	21,536	877,874
Toyo Tire Corp.	25,100	459,788
Toyobo Co. Ltd.	21,300	257,650
Toyoda Gosei Co. Ltd.	17,900	437,304
Toyota Boshoku Corp.	22,200	413,571
Toyota Industries Corp.	33,100	2,650,059
Toyota Motor Corp.	481,792	36,049,691
Toyota Tsusho Corp.	48,449	2,048,077
Trancom Co. Ltd.	2,200	170,702
Trans Cosmos, Inc.	7,100	202,690
Trend Micro, Inc.	31,200	1,484,491
Tri Chemical Laboratories, Inc.	5,600	187,025
Trusco Nakayama Corp.	10,700	276,483
TS tech Co. Ltd.	23,600	328,875
Tsubakimoto Chain Co.	8,100	217,156
Tsugami Corp.	12,100	193,308
Tsukui Holdings Corp. (b)	4,446	37,467
Tsumura & Co.	14,984	499,055
Tsuruha Holdings, Inc.	9,200	1,062,348
Uacj Corp.	7,300	168,657
Ube Industries Ltd.	24,300	491,158
Ulvac, Inc.	10,459	478,498
Unicharm Corp.	92,600	3,595,886
Unipres Corp.	12,900	123,582
United Arrows Ltd.	6,500	113,716
United Super Markets Holdings, Inc.	24,800	250,746
United Technology Holdings Co. Ltd. (a)	7,200	239,473
United Urban Investment Corp.	710	1,061,524
Universal Entertainment Corp. (a)	8,400	203,832
Ushio, Inc.	30,000	397,749
USS Co. Ltd.	52,200	946,182
Uzabase, Inc. (a)	4,300	107,215
V Technology Co. Ltd.	4,000	202,397
Valor Holdings Co. Ltd.	12,200	260,878
Vector, Inc.	7,400	63,512
Wacoal Holdings Corp.	13,500	304,241
Wacom Co. Ltd.	42,500	272,600
Welcia Holdings Co. Ltd.	22,100	689,551
West Holdings Corp.	7,149	233,525
West Japan Railway Co.	37,156	2,050,737
World Co. Ltd.	6,100	77,973
YA-MAN Ltd.	9,900	135,334
Yakult Honsha Co. Ltd.	29,600	1,440,864
Yamada Holdings Co. Ltd.	178,210	887,055
Yamaguchi Financial Group, Inc.	48,100	283,873
Yamaha Corp.	30,400	1,655,046
Yamaha Motor Co. Ltd.	64,907	1,620,745
Yamato Holdings Co. Ltd.	69,400	1,958,999
Yamato Kogyo Co. Ltd.	11,100	334,148
Yamazaki Baking Co. Ltd.	26,900	426,058
Yamazen Co. Ltd.	29,400	262,553
Yaoko Co. Ltd.	5,300	338,009
Yaskawa Electric Corp.	55,900	2,577,875
Yokogawa Bridge Holdings Corp.	7,400	139,414
Yokogawa Electric Corp.	54,812	995,032
Yokohama Rubber Co. Ltd.	29,900	555,649
Yondoshi Holdings, Inc.	6,100	103,425
Yoshinoya Holdings Co. Ltd.	19,500	360,774
Yume No Machi Souzou Iinkai Co. Ltd. (a)	6,400	120,048
Z Holdings Corp.	609,765	2,817,562
Zenkoku Hosho Co. Ltd.	13,800	619,352
Zenrin Co. Ltd.	11,250	118,687
Zensho Holdings Co. Ltd.	21,500	539,025
Zeon Corp.	33,300	530,777
ZERIA Pharmaceutical Co. Ltd.	8,100	144,820
Zojirushi Thermos	10,600	168,859
ZOZO, Inc.	25,200	850,837

TOTAL JAPAN		1,096,354,587

Korea (South) - 3.9%
ABL Bio, Inc. (a)	7,103	136,244
Ace Technologies Corp. (a)	21,545	345,828
AhnLab, Inc.	1,266	74,605
Alteogen, Inc.	6,132	442,512
Amicogen, Inc. (a)	4,213	128,845
AMOREPACIFIC Corp.	7,376	1,784,176
AMOREPACIFIC Group, Inc.	6,985	459,096
Ananti, Inc. (a)	8,898	63,416
Anterogen Co. Ltd. (a)	2,003	95,289
Asiana Airlines, Inc. (a)	5,090	68,047
BEP International Holdings Ltd. (a)	6,221	161,049
BGF Retail Co. Ltd.	1,986	271,719
BNK Financial Group, Inc.	69,613	477,458
Bukwang Pharmaceutical Co. Ltd.	8,614	166,768
Cafe24 Corp.	3,612	105,620
Cellivery Therapeutics, Inc.	2,630	269,990
Celltrion Healthcare Co. Ltd.	16,374	1,642,847
Celltrion Pharm, Inc.	3,639	432,796
Celltrion, Inc. (a)	22,276	5,298,687
CHA Biotech Co. Ltd. (a)	13,621	230,208
Cheil Worldwide, Inc.	15,438	303,023
Chong Kun Dang Pharmaceutical Corp.	1,536	190,922
Chunbo Co. Ltd.	1,438	233,263
CJ CheilJedang Corp.	1,993	704,861
CJ Corp.	3,664	312,902
CJ ENM Co. Ltd.	2,550	328,361
CJ Logistics Corp. (a)	2,651	406,559
Com2uS Corp.	2,283	301,125
Cosmax, Inc.	2,277	247,394
Coway Co. Ltd.	10,540	630,545
CrystalGenomics, Inc. (a)	17,430	128,588
CS Wind Corp.	4,648	320,041
Daesang Corp.	7,364	170,225
Daewoo Engineering & Construction Co. Ltd. (a)	70,357	464,945
Daewoo Shipbuilding & Marine Engineering Co. Ltd. (a)	9,658	316,959
Daewoong Co. Ltd.	5,529	179,474
Daewoong Pharmaceutical Co. Ltd.	1,174	140,152
Daou Technology, Inc.	10,263	244,121
DB HiTek Co. Ltd.	11,030	545,444
Db Insurance Co. Ltd.	14,889	651,730
DGB Financial Group Co. Ltd.	58,048	459,907
DL E&C Co. Ltd. (a)	5,085	604,773
DL Holdings Co. Ltd.	3,185	269,433
Dong Suh Companies, Inc.	7,227	203,249
Dong-A St. Co. Ltd.	2,127	159,390
Dongjin Semichem Co. Ltd.	8,301	229,000
DongKook Pharmaceutical Co. Ltd.	7,677	194,623
Dongkuk Steel Mill Co. Ltd.	18,098	387,602
Dongwon Industries Co.	313	75,571
Doosan Bobcat, Inc.	11,890	485,369
Doosan Fuel Cell Co. Ltd. (a)	6,742	271,903
Doosan Heavy Industries & Construction Co. Ltd. (a)	48,966	610,827
Doosan Infracore Co. Ltd. (a)	33,325	321,842
DOUBLEUGAMES Co. Ltd.	2,551	145,311
DuzonBizon Co. Ltd.	6,178	465,720
E-Mart Co. Ltd.	4,769	716,450
Ecopro BM Co. Ltd.	2,363	382,465
Ecopro Co. Ltd. (e)	5,587	373,706
Enzychem Lifesciences Corp. (a)	2,045	227,125
EO Technics Co. Ltd.	2,231	234,416
Eone Diagnomics Genome Center Co. Ltd.	19,378	90,628
F&F Co. Ltd. (e)	1,707	274,761
Feelux Co. Ltd. (a)	22,832	77,585
Fila Holdings Corp.	12,230	498,702
Foosung Co. Ltd.	16,583	152,739
G-treeBNT Co. Ltd. (a)	6,048	71,660
GemVax & Kael Co. Ltd. (a)	8,477	154,640
GeneOne Life Science, Inc. (a)	13,976	217,461
Genexine Co. Ltd. (a)	6,947	633,646
Grand Korea Leisure Co. Ltd.	16,280	238,752
Green Cross Corp.	1,298	392,901
Green Cross Holdings Corp.	8,103	265,202
GS Engineering & Construction Corp.	13,546	534,800
GS Holdings Corp.	11,200	431,162
GS Home Shopping, Inc.	1,261	167,678
GS Retail Co. Ltd.	7,804	249,833
Hana Financial Group, Inc.	72,135	2,944,667
HanAll BioPharma Co. Ltd. (a)	8,814	181,280
Handsome Co. Ltd.	4,875	189,415
Hankook Tire Co. Ltd.	17,563	755,428
Hanmi Pharm Co. Ltd.	1,960	592,410
Hanon Systems	41,833	606,015
Hansol Chemical Co. Ltd.	2,225	492,442
Hanssem Co. Ltd.	2,675	267,911
Hanwha Aerospace Co. Ltd.	9,142	315,557
Hanwha Corp.	11,895	327,616
Hanwha Life Insurance Co. Ltd.	74,889	234,053
Hanwha Solutions Corp.	27,124	1,116,948
HDC Hyundai Development Co.	9,800	245,377
Helixmith Co., Ltd.	9,500	264,625
Hite Jinro Co. Ltd.	9,979	310,985
HLB Life Science Co. Ltd.	18,860	183,831
HLB, Inc.	19,968	591,033
HMM Co. Ltd. (a)	55,999	1,962,980
Hotel Shilla Co.	7,093	548,650
HUGEL, Inc.	1,679	277,011
Hyosung Advanced Materials Co. (a)	823	281,869
Hyosung Chemical Co. Ltd. (a)	514	186,152
Hyosung Corp.	3,398	302,036
Hyosung TNC Co. Ltd.	616	398,262
Hyundai Bioscience Co. Ltd. (a)	8,846	328,676
Hyundai Department Store Co. Ltd.	3,810	316,171
Hyundai Elevator Co. Ltd.	6,684	270,760
Hyundai Engineering & Construction Co. Ltd.	18,711	843,290
Hyundai Fire & Marine Insurance Co. Ltd.	17,842	388,501
Hyundai Glovis Co. Ltd.	4,378	751,669
Hyundai Greenfood Co. Ltd.	17,032	148,193
Hyundai Home Shopping Network Corp.	1,178	83,008
Hyundai Mipo Dockyard Co. Ltd.	5,748	441,015
Hyundai Mobis	15,469	3,734,870
Hyundai Motor Co.	31,600	5,990,628
Hyundai Robotics Co. Ltd.	10,385	653,775
Hyundai Rotem Co. Ltd. (a)	16,140	290,823
Hyundai Steel Co.	20,978	1,041,134
Hyundai Wia Corp.	3,741	232,834
Il-Yang Pharmaceutical Co. Ltd.	2,931	100,253
Iljin Materials Co. Ltd.	6,147	379,831
Industrial Bank of Korea	62,546	541,967
INNOCEAN Worldwide, Inc.	2,226	119,234
JB Financial Group Co. Ltd.	48,096	313,965
JW Pharmaceutical Corp.	5,070	132,159
JYP Entertainment Corp.	7,312	215,120
Kakao Corp.	67,103	6,810,629
Kangwon Land, Inc.	28,702	649,355
KB Financial Group, Inc.	92,280	4,518,726
KCC Corp.	1,164	325,797
KEPCO Plant Service & Engineering Co. Ltd.	16,167	490,816
Kia Corp.	61,259	4,218,034
Kiwoom Securities Co. Ltd.	3,179	376,666
KMW Co. Ltd. (a)	7,171	368,079
Koh Young Technology, Inc.	12,725	316,338
Kolmar BNH Co. Ltd.	2,271	103,368
Kolmar Korea Co. Ltd.	3,686	184,254
Kolon Industries, Inc.	4,911	265,690
Komipharm International Co. Ltd. (a)	20,217	187,114
Korea Aerospace Industries Ltd.	21,753	634,142
Korea Electric Power Corp.	61,413	1,296,425
Korea Gas Corp.	6,388	199,361
Korea Investment Holdings Co. Ltd.	10,021	1,003,641
Korea Line Corp. (a)	29,343	92,756
Korea Line Corp. rights 6/9/21 (a)	7,454	6,966
Korea Petro Chemical Industries Co. Ltd.	783	220,557
Korea Shipbuilding & Offshore Engineering Co. Ltd. (a)	9,522	1,307,031
Korea United Pharm, Inc.	1,664	77,971
Korea Zinc Co. Ltd.	2,146	855,882
Korean Air Lines Co. Ltd. (a)	48,727	1,172,118
Korean Reinsurance Co.	16,204	132,874
KT&G Corp.	25,694	1,893,252
Kuk-il Paper Manufacturing Co. Ltd. (a)	25,856	145,895
Kumho Petro Chemical Co. Ltd.	4,199	976,267
Kwang Dong Pharmaceutical Co. Ltd.	15,693	125,456
L&C Bio Co. Ltd.	3,926	114,801
L&F Co. Ltd.	3,802	308,708
Leeno Industrial, Inc.	3,256	474,593
LegoChem Biosciences, Inc.	3,940	180,391
LG Chemical Ltd.	10,560	8,800,944
LG Corp. (e)	22,224	2,513,982
LG Display Co. Ltd. (a)	52,792	1,147,160
LG Electronics, Inc.	24,820	3,495,681
LG Hausys Ltd.	1,468	119,458
LG Household & Health Care Ltd.	2,146	2,953,369
LG Innotek Co. Ltd.	3,435	617,408
LG International Corp.	7,676	211,415
LG Telecom Ltd.	58,948	695,813
Lotte Chemical Corp.	3,972	1,079,773
Lotte Confectionery Co. Ltd.	5,061	165,641
Lotte Fine Chemical Co. Ltd.	5,176	314,740
LOTTE Hi-Mart Co. Ltd.	2,489	86,247
Lotte Shopping Co. Ltd.	2,722	301,828
LS Cable Ltd.	4,742	310,824
LS Industrial Systems Ltd.	4,298	218,690
Mando Corp.	8,247	428,471
Medipost Co. Ltd. (a)	3,781	114,957
MedPacto, Inc.	2,859	201,972
Medy-Tox, Inc.	1,048	164,283
Meritz Financial Holdings Co.	10,185	163,028
Meritz Fire & Marine Insurance Co. Ltd.	14,009	249,919
Meritz Securities Co. Ltd.	66,773	288,401
Mezzion Pharma Co. Ltd. (a)	1,813	244,807
Mirae Asset Life Insurance Co. Ltd.	13,978	50,311
Mirae Asset Securities Co. Ltd.	70,538	630,772
Naturecell Co. Ltd. (a)	19,505	170,059
NAVER Corp.	28,584	9,189,065
NCSOFT Corp.	3,935	2,920,601
Netmarble Corp. (c)	4,988	577,625
NH Investment & Securities Co. Ltd.	29,531	339,337
NHN Entertainment Corp. (a)	4,275	279,067
NHN KCP Corp.	4,728	215,624
NICE Information Service Co. Ltd.	9,315	182,422
NongShim Co. Ltd.	835	212,804
Oci Co. Ltd. (a)	4,692	524,466
Orion Corp./Republic of Korea	5,450	570,206
Oscotec, Inc. (a)	5,662	186,576
Osstem Implant Co. Ltd.	3,309	262,760
Ottogi Corp.	370	183,630
Pan Ocean Co., Ltd. (Korea)	62,099	407,596
Paradise Co. Ltd.	12,802	206,063
Pearl Abyss Corp. (a)	7,010	353,547
Pharmicell Co. Ltd. (a)	15,610	231,020
POSCO	17,337	5,635,942
POSCO Chemtech Co. Ltd.	7,384	983,847
Posco International Corp.	17,511	328,836
RFHIC Corp.	4,223	153,508
S&S Tech Corp.	6,195	177,272
S-Oil Corp.	12,111	943,295
S.M. Entertainment Co. Ltd. (a)	5,197	140,349
S1 Corp.	5,812	423,577
Sam Chun Dang Pharm Co. Ltd.	4,978	230,587
Samsung Biologics Co. Ltd. (a)(c)	3,851	2,768,720
Samsung C&T Corp.	20,057	2,439,239
Samsung Card Co. Ltd.	10,496	331,320
Samsung Electro-Mechanics Co. Ltd.	14,016	2,243,503
Samsung Electronics Co. Ltd.	1,067,748	77,817,239
Samsung Engineering Co. Ltd. (a)	35,021	543,347
Samsung Fire & Marine Insurance Co. Ltd.	7,140	1,264,191
Samsung Heavy Industries Co. Ltd. (a)	114,384	767,142
Samsung Life Insurance Co. Ltd.	15,458	1,129,340
Samsung SDI Co. Ltd.	12,770	7,468,237
Samsung SDS Co. Ltd.	7,835	1,282,152
Samsung Securities Co. Ltd.	14,758	562,854
Seegene, Inc.	8,648	723,837
Seojin System Co. Ltd.	3,691	143,906
Seoul Semiconductor Co. Ltd.	12,512	210,346
SFA Engineering Corp.	4,624	173,253
Shin Poong Pharmaceutical Co.	7,230	451,277
Shinhan Financial Group Co. Ltd.	104,248	3,726,340
Shinsegae Co. Ltd.	1,766	480,870
Shinsegae International Co. Ltd.	1,127	206,599
SillaJen, Inc. (a)(e)	9,987	108,061
SK Biopharmaceuticals Co. Ltd. (a)	6,543	637,754
SK Chemicals Co. Ltd.	2,573	133,220
SK Chemicals Co. Ltd.	1,866	444,691
SK Holdings Co., Ltd.	7,935	1,958,418
SK Hynix, Inc.	125,834	14,403,148
SK Innovation Co., Ltd.	12,891	3,118,195
SK Materials Co., Ltd.	1,092	328,592
SK Networks Co. Ltd.	40,170	190,383
SK Telecom Co. Ltd.	9,442	2,558,120
SKC Co. Ltd.	4,985	601,795
Snt Motiv Co. Ltd.	1,844	100,916
Solus Advanced Materials Co. Lt	4,237	190,958
Soulbrain Co. Ltd.	1,207	384,028
Soulbrain Holdings Co. Ltd.	2,161	81,066
ST Pharm Co. Ltd. (a)	2,165	220,899
Taekwang Industrial Co. Ltd.	90	83,941
Telcon Rf Pharmaceutical, Inc. (a)	25,593	113,171
Texcell-NetCom Co. Ltd.	19,939	121,244
Toptec Co. Ltd.	8,774	95,329
Vieworks Co. Ltd.	8,742	293,933
Webzen, Inc. (a)	4,156	128,960
WONIK IPS Co. Ltd.	7,062	320,805
Woori Financial Group, Inc.	140,548	1,344,801
Youngone Corp.	5,901	231,654
Yuhan Corp.	13,825	794,924
YUNGJIN Pharmaceutical Co. Ltd. (a)	25,440	147,415
Zinus, Inc.	3,449	256,914

TOTAL KOREA (SOUTH)		277,401,670

Kuwait - 0.2%
Agility Public Warehousing Co. KSC	243,478	765,817
Al Ahli Bank of Kuwait KSCP	419,199	285,122
Boubyan Bank KSC	233,621	507,703
Boubyan Petrochemicals Co. KSCP	202,456	621,340
Gulf Bank	552,963	398,119
Human Soft Holding Co. KSCC	25,900	282,717
Kuwait Finance House KSCP	953,646	2,287,611
Mabanee Co. SAKC	231,862	537,729
Mobile Telecommunication Co.	406,324	812,918
National Bank of Kuwait	1,458,259	3,981,908
National Industries Group Holding SAK	632,514	455,393
Qurain Petrochemical Industries Co.	301,335	429,907
Shamal Az-Zour Al-Oula for the First Phase of Az-Zour Power Plant KSC	141,655	119,847
Warba Bank KSCP	527,944	443,165

TOTAL KUWAIT		11,929,296

Liechtenstein - 0.0%
Liechtensteinische Landesbank AG	3,376	199,621
Luxembourg - 0.3%
Adecoagro SA (a)	26,941	250,821
ADLER Group SA (c)	18,069	533,963
Aperam	12,187	631,347
ArcelorMittal SA (Netherlands)	165,650	4,829,453
Aroundtown SA	224,951	1,731,945
B&M European Value Retail SA	210,927	1,648,180
Eurofins Scientific SA (a)	30,578	3,027,384
Globant SA (a)	8,951	2,051,390
Grand City Properties SA	23,312	626,680
Millicom International Cellular SA (depository receipt) (a)	25,387	1,004,618
Reinet Investments SCA	42,037	811,464
SES SA (France) (depositary receipt)	113,175	857,752
Solutions 30 SE (a)(b)	18,338	252,216
Stabilus SA	5,998	468,721
Subsea 7 SA	49,257	499,908
Tenaris SA	112,492	1,206,249

TOTAL LUXEMBOURG		20,432,091

Malaysia - 0.5%
AirAsia Group Bhd (a)	283,400	60,202
Alliance Bank Malaysia Bhd (a)	287,500	182,517
AMMB Holdings Bhd	435,400	316,809
Axiata Group Bhd	656,358	620,219
Axis (REIT)	580,700	279,326
British American Tobacco (Malaysia) Bhd	69,800	244,398
Bursa Malaysia Bhd	208,600	429,373
Cahya Mata Sarawak Bhd	135,800	67,975
Carlsberg Brewery Bhd	50,800	283,800
CIMB Group Holdings Bhd	1,521,741	1,538,276
Dialog Group Bhd	888,500	659,514
DiGi.com Bhd	748,000	765,259
DRB-Hicom Bhd	341,600	159,310
Focus Dynamics Group Bhd (a)	1,541,100	43,273
Fraser & Neave Holdings Bhd	54,900	402,149
Frontken Corp. Bhd	187,600	215,748
Gamuda Bhd (a)	488,900	421,393
Genting Bhd	485,800	590,718
Genting Malaysia Bhd	736,800	518,126
Hap Seng Consolidated Bhd	132,800	260,379
Hartalega Holdings Bhd	387,300	972,151
Hong Leong Bank Bhd	159,300	693,133
Hong Leong Credit Bhd	66,000	267,191
IGB (REIT)	392,600	167,757
IHH Healthcare Bhd	524,200	688,608
IJM Corp. Bhd	651,700	310,295
Inari Amertron Bhd	629,450	530,241
IOI Corp. Bhd	715,300	714,339
Kossan Rubber Industries Bhd	298,200	323,284
KPJ Healthcare Bhd	500,800	124,726
Kuala Lumpur Kepong Bhd	110,827	595,335
Malayan Banking Bhd	912,140	1,832,966
Malaysia Airports Holdings Bhd	257,800	377,053
Maxis Bhd	541,800	608,541
MISC Bhd	326,600	540,678
My E.G.Services Bhd	561,705	267,446
Nestle (Malaysia) Bhd	18,100	599,724
Petronas Chemicals Group Bhd	552,500	1,106,214
Petronas Dagangan Bhd	67,700	333,252
Petronas Gas Bhd	191,700	736,750
PPB Group Bhd	155,240	701,243
Press Metal Bhd	655,200	831,898
Public Bank Bhd	3,321,400	3,365,599
QL Resources Bhd	271,175	400,588
RHB Capital Bhd	420,200	534,548
Serba Dinamik Holdings Bhd	387,580	157,095
Sime Darby Bhd	723,289	399,129
Sime Darby Plantation Bhd	535,689	593,829
Sime Darby Property Bhd	477,889	77,596
SP Setia Bhd	512,661	128,932
Sunway (REIT)	434,400	159,101
Supermax Corp. Bhd	338,131	497,846
Telekom Malaysia Bhd	279,400	389,543
Tenaga Nasional Bhd	523,600	1,273,362
TIME dotCom Bhd	114,400	387,711
Top Glove Corp. Bhd	1,160,000	1,600,293
V.S. Industry Bhd	485,300	329,419
Westports Holdings Bhd	232,600	244,214
Yinson Holdings Bhd	164,000	209,029

TOTAL MALAYSIA		32,129,423

Malta - 0.0%
Brait SA (a)	345,061	63,528
Kambi Group PLC (a)	7,149	361,607
Kindred Group PLC (depositary receipt)	53,670	928,783

TOTAL MALTA		1,353,918

Marshall Islands - 0.0%
Atlas Corp. (b)	19,626	270,446
Mauritius - 0.0%
Golden Agri-Resources Ltd.	1,654,000	310,727
Mexico - 0.5%
Alsea S.A.B. de CV (a)	135,311	220,097
America Movil S.A.B. de CV Series L	7,731,796	5,400,845
Arca Continental S.A.B. de CV	107,900	577,718
Banco del Bajio SA (c)	162,100	257,030
Becle S.A.B. de CV	141,100	336,503
Bolsa Mexicana de Valores S.A.B. de CV	135,100	299,718
CEMEX S.A.B. de CV unit (a)	3,520,132	2,796,017
Coca-Cola FEMSA S.A.B. de CV unit	122,825	574,986
Concentradora Fibra Danhos SA de CV	101,245	119,553
Controladora Nemak S.A.B. de CV (a)	767,700	104,977
Controladora Vuela Compania de Aviacion S.A.B. de CV (a)	136,500	221,761
Corporacion Inmobiliaria Vesta S.A.B. de CV	185,900	362,311
Fibra Uno Administracion SA de CV	707,435	873,424
Fomento Economico Mexicano S.A.B. de CV unit	446,191	3,455,739
Genomma Lab Internacional SA de CV (a)	210,800	210,623
Gentera S.A.B. de CV (a)	246,100	123,676
Gruma S.A.B. de CV Series B	52,865	574,894
Grupo Aeroportuario del Pacifico S.A.B. de CV Series B (a)	89,596	921,038
Grupo Aeroportuario del Sureste S.A.B. de CV Series B	46,720	790,183
Grupo Aeroportuario Norte S.A.B. de CV (a)	77,400	481,281
Grupo Bimbo S.A.B. de CV Series A	367,777	736,026
Grupo Carso SA de CV Series A1	95,627	272,620
Grupo Cementos de Chihuahua S.A.B. de CV	45,800	325,441
Grupo Comercial Chedraui S.A.B. de CV	91,600	142,168
Grupo Financiero Banorte S.A.B. de CV Series O	598,919	3,407,485
Grupo Financiero Inbursa S.A.B. de CV Series O (a)	550,800	511,727
Grupo Herdez S.A.B. de CV	25,000	52,587
Grupo Mexico SA de CV Series B	711,117	3,214,542
Grupo Televisa SA de CV	538,370	1,335,759
Industrias Penoles SA de CV (a)	34,880	449,185
Infraestructura Energetica Nova S.A.B. de CV (a)	116,333	498,307
Kimberly-Clark de Mexico SA de CV Series A	365,467	631,453
La Comer S.A.B. de CV	90,600	168,883
Macquarie Mexican (REIT) (c)	176,650	209,639
Megacable Holdings S.A.B. de CV unit	81,400	297,801
Orbia Advance Corp. S.A.B. de CV	240,828	671,708
Prologis Property Mexico SA	123,500	264,778
Promotora y Operadora de Infraestructura S.A.B. de CV	53,860	416,214
Qualitas Controladora S.A.B. de CV	60,000	325,991
Regional S.A.B. de CV	49,900	253,503
Telesites S.A.B. de C.V. (a)	351,063	331,532
Terrafina	202,271	307,845
Wal-Mart de Mexico SA de CV Series V	1,205,030	3,944,589

TOTAL MEXICO		37,472,157

Multi-National - 0.0%
HK Electric Investments & HK Electric Investments Ltd. unit	546,500	547,362
HKT Trust/HKT Ltd. unit	840,000	1,219,813

TOTAL MULTI-NATIONAL		1,767,175

Netherlands - 3.3%
Aalberts Industries NV	23,578	1,277,017
ABN AMRO Group NV GDR (a)(c)	96,379	1,245,389
Accell Group NV	5,238	270,158
Adyen BV (a)(c)	4,163	10,245,534
AEGON NV	420,975	1,950,936
AerCap Holdings NV (a)	30,326	1,766,490
Airbus Group NV	134,020	16,117,206
Akzo Nobel NV	44,201	5,309,814
Alfen Beheer BV (a)(c)	3,734	297,185
AMG Advanced Metallurgical Group NV	9,841	377,656
Arcadis NV	18,203	765,959
Argenx SE (a)	10,559	3,034,203
ASM International NV (Netherlands)	10,780	3,277,648
ASML Holding NV (Netherlands)	97,404	63,229,026
ASR Nederland NV	32,093	1,404,836
Basic-Fit NV (a)(c)	10,416	469,849
BE Semiconductor Industries NV	18,250	1,477,072
Boskalis Westminster	18,725	597,472
Brunel International NV	7,332	98,198
CNH Industrial NV	235,598	3,503,774
Corbion NV	14,643	857,694
COSMO Pharmaceuticals NV (a)	1,970	189,828
Eurocommercial Properties NV (Certificaten Van Aandelen) unit	10,095	261,182
Euronext NV (c)	12,913	1,299,414
Euronext NV rights 5/10/21 (a)	12,913	151,365
EXOR NV	24,314	1,997,097
Ferrari NV	28,408	6,084,449
Flow Traders BV (c)	8,543	352,700
Fugro NV (Certificaten Van Aandelen) (a)	33,802	352,335
Heineken Holding NV	26,059	2,587,811
Heineken NV (Bearer)	58,780	6,815,246
IMCD NV	13,230	1,923,803
ING Groep NV (Certificaten Van Aandelen)	893,451	11,413,832
Intertrust NV (c)	21,727	402,268
JDE Peet's BV	19,578	760,737
Just Eat Takeaway.com NV (a)(c)	29,152	3,014,127
Koninklijke Ahold Delhaize NV	250,780	6,748,971
Koninklijke BAM Groep NV (a)	66,389	184,056
Koninklijke DSM NV	39,037	7,002,289
Koninklijke KPN NV	840,291	2,898,681
Koninklijke Philips Electronics NV	207,091	11,709,579
Koninklijke Vopak NV	16,537	757,489
NN Group NV	67,143	3,355,641
NSI NV	3,596	146,127
NSI NV rights (a)(d)	3,596	4,842
OCI NV (a)	26,981	629,620
Pharming Group NV (a)(b)	167,686	213,999
PostNL NV	113,923	595,656
PostNL NV rights (a)(d)	113,923	38,350
Prosus NV	110,909	12,037,143
QIAGEN NV (Germany) (a)	51,626	2,515,590
Randstad NV	28,446	2,054,688
RHI Magnesita NV	8,312	521,160
SBM Offshore NV	35,212	612,779
SBM Offshore NV rights 4/28/21 (a)(d)	35,212	31,492
Signify NV (c)	31,845	1,811,294
Steinhoff International Holdings NV (South Africa) (a)	865,555	130,109
Stellantis NV (Italy)	466,302	7,749,894
STMicroelectronics NV (France)	147,041	5,492,167
Technip Energies NV (a)	20,130	286,664
TKH Group NV (depositary receipt)	9,953	475,768
TomTom Group BV (a)	18,979	166,682
Unibail-Rodamco SE & WFD Unibail-Rodamco NV unit	31,818	2,623,786
Wereldhave NV	12,130	209,708
Wolters Kluwer NV	60,562	5,479,731
Wolters Kluwer NV rights (a)(d)	58,554	62,653
X5 Retail Group NV GDR	27,736	852,834
Yandex NV Class A (a)	69,819	4,600,539

TOTAL NETHERLANDS		237,179,291

New Zealand - 0.3%
Air New Zealand Ltd. (a)	99,109	123,405
Argosy Property Ltd.	108,026	114,796
Auckland International Airport Ltd.	302,493	1,642,962
Chorus Ltd.	125,339	609,013
Contact Energy Ltd.	173,643	936,912
Fisher & Paykel Healthcare Corp.	134,801	3,467,866
Fletcher Building Ltd.	194,898	1,013,940
Genesis Energy Ltd.	161,700	398,051
Goodman Property Trust	307,128	490,111
Infratil Ltd.	172,045	878,428
Kiwi Property Group Ltd.	446,684	405,952
Mercury Nz Ltd.	167,831	833,493
Meridian Energy Ltd.	295,175	1,125,841
Precinct Properties New Zealand Ltd.	284,553	335,983
Pushpay Holdings Ltd. (a)	244,641	320,369
Ryman Healthcare Group Ltd.	101,386	1,029,510
SKYCITY Entertainment Group Ltd. (a)	208,871	535,096
Spark New Zealand Ltd.	441,910	1,391,416
Summerset Group Holdings Ltd.	67,186	584,632
Synlait Milk Ltd. (a)	14,947	35,083
The a2 Milk Co. Ltd. (a)	170,171	931,574
Xero Ltd. (a)	28,012	3,054,729
Z Energy Ltd.	157,677	302,394

TOTAL NEW ZEALAND		20,561,556

Norway - 0.5%
Adevinta ASA Class B (a)	55,908	1,024,264
Aker ASA (A Shares)	5,825	434,916
Atea ASA	19,081	365,849
Austevoll Seafood ASA	21,125	270,026
Borregaard ASA	25,980	572,409
Crayon Group Holding A/S (a)(c)	10,524	170,806
Det Norske Oljeselskap ASA (DNO) (A Shares) (a)	124,636	146,766
DNB ASA	206,203	4,422,281
Elkem ASA (c)	80,302	296,164
Entra ASA (c)	38,073	859,890
Equinor ASA	219,774	4,475,215
Europris ASA (c)	42,274	288,209
Fjordkraft Holding ASA (c)	29,083	217,843
Gjensidige Forsikring ASA	43,582	991,904
Grieg Seafood ASA (a)	15,158	150,688
Hexagon Composites ASA	25,759	151,633
Kongsberg Gruppen ASA	20,502	517,230
Leroy Seafood Group ASA	65,173	598,489
Mowi ASA	99,568	2,459,296
NEL ASA (a)	329,692	957,707
Nordic VLSI ASA (a)	35,338	874,535
Norsk Hydro ASA	310,052	1,974,345
Norwegian Finans Holding ASA	35,482	391,734
Orkla ASA	164,630	1,680,318
Protector Forsikring ASA	21,927	250,248
Salmar ASA	13,131	911,472
Sbanken ASA (c)	19,621	244,202
Scatec Solar AS (c)	27,387	738,633
Schibsted ASA:
(A Shares)	18,858	950,150
(B Shares)	21,367	936,924
Sparebank 1 Sr Bank ASA (primary capital certificate)	43,887	568,359
Sparebanken Midt-Norge	30,584	412,980
Sparebanken Nord-Norge	25,900	259,187
Storebrand ASA (A Shares)	116,047	1,111,954
Telenor ASA	149,946	2,674,133
TGS Nopec Geophysical Co. ASA	30,919	470,805
Tomra Systems ASA	25,906	1,297,167
Veidekke ASA	26,115	401,576
Wallenius Wilhelmsen ASA (a)	24,825	83,148
Yara International ASA	39,203	2,047,278

TOTAL NORWAY		37,650,733

Pakistan - 0.0%
Engro Corp. Ltd.	153,550	296,183
Habib Bank Ltd.	289,014	235,148
Hub Power Co. Ltd.	410,669	200,611
Oil & Gas Development Co. Ltd.	308,728	184,110
Pakistan Oilfields Ltd.	58,850	135,679
Pakistan State Oil Co. Ltd.	181,276	250,727
United Bank Ltd.	236,051	194,148

TOTAL PAKISTAN		1,496,606

Panama - 0.0%
Intercorp Financial Services, Inc.	12,500	320,750
Papua New Guinea - 0.0%
Oil Search Ltd. ADR	445,922	1,305,361
Peru - 0.0%
Compania de Minas Buenaventura SA sponsored ADR (a)	52,521	510,504
Philippines - 0.2%
Aboitiz Equity Ventures, Inc.	453,960	333,552
Aboitiz Power Corp.	355,500	169,233
Alliance Global Group, Inc.	1,008,900	218,840
Ayala Corp.	66,485	1,019,671
Ayala Land, Inc.	1,940,800	1,293,465
Bank of the Philippine Islands (BPI)	464,384	795,840
BDO Unibank, Inc.	467,973	998,614
Bloomberry Resorts Corp.	744,200	100,120
D&L Industries, Inc.	463,000	69,189
Globe Telecom, Inc.	8,835	335,187
GT Capital Holdings, Inc.	26,820	291,431
International Container Terminal Services, Inc.	262,220	705,006
JG Summit Holdings, Inc.	758,270	827,874
Jollibee Food Corp.	113,800	414,546
Manila Electric Co.	60,420	341,148
Manila Water Co., Inc. (a)	257,300	78,497
Megaworld Corp.	3,321,000	216,520
Metro Pacific Investments Corp.	3,857,600	323,363
Metropolitan Bank & Trust Co.	490,798	446,965
PLDT, Inc.	21,715	571,229
PUREGOLD Price Club, Inc.	373,900	288,657
Robinsons Land Corp.	457,956	155,259
Security Bank Corp.	63,290	151,299
SM Investments Corp.	58,255	1,158,710
SM Prime Holdings, Inc.	2,365,600	1,686,742
Universal Robina Corp.	222,690	630,990
Vista Land & Lifescapes, Inc.	754,300	54,955

TOTAL PHILIPPINES		13,676,902

Poland - 0.2%
Alior Bank SA (a)	20,553	152,297
Allegro.eu SA (a)(c)	85,452	1,310,105
AmRest Holdings NV (a)	15,112	125,927
Asseco Poland SA	14,047	260,960
Bank Millennium SA (a)	127,020	138,670
Bank Polska Kasa Opieki SA (a)	42,532	897,701
Budimex SA	2,615	204,803
CCC SA (a)	9,315	252,145
CD Projekt RED SA	15,497	709,462
Ciech SA (a)	5,782	59,464
Cyfrowy Polsat SA	64,090	498,902
Dino Polska SA (a)(c)	11,631	755,116
ENEA SA (a)	46,683	103,714
Eurocash SA	33,144	128,042
Grupa Azoty SA (a)	13,020	127,790
Grupa Lotos SA	23,034	290,461
Jastrzebska Spolka Weglowa SA (a)	13,332	106,524
KGHM Polska Miedz SA (Bearer) (a)	31,851	1,634,461
Kruk SA (a)	4,022	193,029
LPP SA (a)	308	795,950
mBank SA	3,944	244,407
Orange Polska SA (a)	161,177	289,653
PGE Polska Grupa Energetyczna SA (a)	188,565	502,217
Polish Oil & Gas Co. SA	370,184	642,321
Polski Koncern Naftowy Orlen SA	69,532	1,223,347
Powszechna Kasa Oszczednosci Bank SA (a)	202,507	1,883,451
Powszechny Zaklad Ubezpieczen SA (a)	136,462	1,175,627
Santander Bank Polska SA (a)	8,779	519,489
Tauron Polska Energia SA (a)	282,624	251,755
TEN Square Games SA	1,032	120,557

TOTAL POLAND		15,598,347

Portugal - 0.1%
Banco Comercial Portugues SA (Reg.) (a)	2,062,128	308,660
Corticeira Amorim SGPS SA	7,280	88,749
Energias de Portugal SA	615,937	3,422,638
Galp Energia SGPS SA Class B	115,871	1,334,232
Jeronimo Martins SGPS SA	52,288	954,893
NOS SGPS	53,834	204,133
REN - Redes Energeticas Nacionais SGPS SA	64,614	189,156
Semapa	19,258	279,687
Sonae SGPS SA	163,298	153,134
The Navigator Co. SA	31,985	107,902

TOTAL PORTUGAL		7,043,184

Qatar - 0.2%
Barwa Real Estate Co.	411,342	365,700
Doha Bank	336,482	243,051
Gulf International Services QSC (a)	222,842	96,090
Gulf Warehousing Co. (a)	174,951	246,498
Industries Qatar QSC (a)	419,673	1,553,747
Masraf al Rayan	790,730	970,333
Medicare Group (a)	47,078	122,964
Mesaieed Petrochemical Holding Co. (a)	1,445,003	765,959
Ooredoo QSC (a)	191,831	374,600
Qatar Aluminum Manufacturing Co. (a)	737,400	316,347
Qatar Electricity & Water Co. (a)	119,816	566,008
Qatar Fuel Co.	115,123	575,457
Qatar Gas Transport Co. Ltd. (Nakilat) (a)	555,883	482,447
Qatar Insurance Co. SAQ (a)	401,602	277,735
Qatar International Islamic Bank QSC (a)	182,013	462,406
Qatar Islamic Bank (a)	266,499	1,273,574
Qatar National Bank SAQ (a)	1,013,703	4,983,599
Qatar National Cement Co. QSC (a)	112,594	157,712
Qatar Navigation QPSC	144,821	298,432
The Commercial Bank of Qatar (a)	452,841	671,613
United Development Co. (a)	437,332	190,860
Vodafone Qatar QSC (a)	617,816	301,187

TOTAL QATAR		15,296,319

Russia - 0.7%
Aeroflot Russian International Airlines (a)	571,139	487,242
Alrosa Co. Ltd.	592,013	855,578
Credit Bank of Moscow (a)	2,691,800	242,846
Detsky Mir PJSC (c)	144,430	289,407
Gazprom OAO	2,658,251	8,104,661
Inter Rao Ues JSC	7,877,773	513,942
Lukoil PJSC	94,574	7,293,034
Magnit OJSC GDR (Reg. S)	84,396	1,188,718
MMC Norilsk Nickel PJSC	14,387	4,908,280
Mobile TeleSystems OJSC sponsored ADR	103,736	878,644
Moscow Exchange MICEX-RTS OAO	315,334	741,967
NOVATEK OAO GDR (Reg. S)	20,652	3,718,393
Novolipetsk Steel OJSC	265,901	939,187
PhosAgro OJSC GDR (Reg. S)	31,245	573,971
Polyus PJSC	7,392	1,363,305
Rosneft Oil Co. OJSC	250,366	1,749,558
Rostelecom PJSC	245,190	338,374
Sberbank of Russia	2,429,313	9,597,571
Severstal PAO	50,568	1,192,936
Sistema JSFC sponsored GDR	40,315	359,207
Surgutneftegas OJSC	1,682,086	761,784
Tatneft PAO	322,261	2,173,331
Unipro PJSC	5,218,000	199,263
VTB Bank OJSC	590,687,980	403,858

TOTAL RUSSIA		48,875,057

Saudi Arabia - 0.8%
Abdullah Al Othaim Markets Co.	14,975	536,675
Advanced Polypropylene Co.	26,602	575,991
Al Rajhi Bank	282,300	7,444,795
Aldrees Petroleum and Transport Services Co.	13,460	226,475
Alinma Bank	235,565	1,246,229
Almarai Co. Ltd.	59,914	859,520
Arab National Bank	140,071	850,092
Bank Al-Jazira	126,249	643,667
Bank Albilad	86,600	864,799
Banque Saudi Fransi	134,765	1,401,481
Bupa Arabia for Cooperative Insurance Co. (a)	15,733	484,970
Dar Al Arkan Real Estate Development Co. (a)	139,813	386,236
Dr Sulaiman Al Habib Medical Services Group Co.	16,678	672,421
Emaar The Economic City (a)	94,198	269,266
Etihad Etisalat Co. (a)	106,596	879,725
Jadwa (REIT) Saudi Fund	66,326	273,072
Jarir Marketing Co.	15,427	818,616
Mobile Telecommunications Co. Saudi Arabia (a)	104,687	422,634
Mouwasat Medical Services Co.	11,308	534,915
National Industrialization Co. (a)	85,440	437,429
Qassim Cement Co.	12,483	281,269
Rabigh Refining & Petrochemical Co. (a)	58,680	321,080
Riyad Bank	316,392	2,248,373
Sabic Agriculture-Nutrients Co.	46,919	1,313,662
Sahara International Petrochemical Co.	100,209	726,811
Saudi Airlines Catering Co.	16,080	327,157
Saudi Arabian Mining Co. (a)	102,348	1,563,794
Saudi Arabian Oil Co.	468,979	4,426,926
Saudi Basic Industries Corp.	205,987	6,810,940
Saudi Cement Co.	25,645	442,438
Saudi Dairy & Foodstuffs Co.	4,840	218,111
Saudi Electricity Co.	188,386	1,306,073
Saudi Ground Services Co. (a)	30,826	287,694
Saudi Industrial Investment Group	62,038	587,262
Saudi Kayan Petrochemical Co. (a)	170,937	829,570
Saudi Pharmaceutical Industries & Medical Appliances Corp.	18,302	218,392
Saudi Research & Marketing Group (a)	10,980	264,677
Saudi Telecom Co.	138,580	4,692,992
Seera Group Holding (a)	39,529	210,178
Southern Province Cement Co.	20,643	464,030
The Co. for Cooperative Insurance	17,541	362,962
The National Agriculture Development Co.	21,254	230,948
The Saudi British Bank	183,772	1,506,850
The Saudi National Bank	504,434	7,640,086
The Savola Group	61,911	659,523
United Electronics Co.	8,608	277,278
Yamama Cement Co.	26,689	236,630
Yanbu Cement Co.	22,830	261,161
Yanbu National Petrochemical Co.	61,349	1,195,833

TOTAL SAUDI ARABIA		59,741,708

Singapore - 0.8%
AEM Holdings Ltd.	150,700	464,302
Ascendas India Trust	342,800	365,791
Ascendas Real Estate Investment Trust	754,941	1,764,318
Ascott Trust	523,724	417,169
Best World International Ltd. (e)	50,000	48,769
BOC Aviation Ltd. Class A (c)	46,500	419,639
CapitaLand Ltd.	629,425	1,759,505
CapitaMall Trust	1,047,324	1,692,088
CapitaRetail China Trust	272,174	282,247
CDL Hospitality Trusts unit	305,000	286,493
City Developments Ltd.	118,300	701,399
ComfortDelgro Corp. Ltd.	548,900	709,456
Cromwell European (REIT)	333,100	190,223
DBS Group Holdings Ltd.	408,540	9,182,364
ESR (REIT)	496,475	154,828
Ezion Holdings Ltd. warrants 4/16/23 (a)(e)	30,780	36
First Resources Ltd.	134,300	154,408
Fortune (REIT)	368,000	370,949
Frasers Centrepoint Trust	308,183	562,754
Frasers Logistics & Industrial Trust	621,965	687,048
Genting Singapore Ltd.	1,422,500	924,638
Hutchison Port Holdings Trust	1,302,000	325,500
Kenon Holdings Ltd.	8,226	272,229
Keppel (REIT)	424,694	395,732
Keppel Corp. Ltd.	340,100	1,385,190
Keppel DC (REIT)	344,474	696,325
Keppel Infrastructure Trust	1,049,843	433,901
Keppel Pacific Oak U.S. (REIT)	315,400	234,973
Manulife U.S. REIT	416,249	316,349
Mapletree Commercial Trust	525,815	865,328
Mapletree Greater China Commercial Trust	584,693	478,914
Mapletree Industrial (REIT)	410,491	872,959
Mapletree Logistics Trust (REIT)	687,937	1,028,739
NetLink NBN Trust	807,469	588,574
OUE Commercial (REIT)	603,085	183,543
Oversea-Chinese Banking Corp. Ltd.	752,076	6,894,854
Parkway Life REIT	125,900	394,517
Raffles Medical Group Ltd.	284,055	245,473
SATS Ltd. (a)	182,400	556,486
Sembcorp Industries Ltd.	245,500	391,103
Sembcorp Marine Ltd. (a)	1,947,782	307,371
Sheng Siong Group Ltd.	270,900	315,533
SIA Engineering Co. Ltd.	118,400	202,857
Singapore Airlines Ltd. (a)	263,950	1,000,349
Singapore Exchange Ltd.	198,000	1,554,838
Singapore Post Ltd.	520,100	300,941
Singapore Press Holdings Ltd.	400,500	553,763
Singapore Technologies Engineering Ltd.	352,600	1,022,759
Singapore Telecommunications Ltd.	1,881,100	3,533,909
SPH REIT	219,300	145,843
Starhill Global (REIT)	227,097	96,419
StarHub Ltd.	171,400	173,879
Suntec (REIT)	462,800	532,094
United Overseas Bank Ltd.	263,214	5,259,335
UOL Group Ltd.	123,831	716,512
Venture Corp. Ltd.	73,300	1,109,897
Wilmar International Ltd.	447,200	1,754,187
Yangzijiang Shipbuilding Holdings Ltd.	539,300	579,522
Yanlord Land Group Ltd.	208,100	207,983

TOTAL SINGAPORE		57,067,104

South Africa - 1.1%
Absa Group Ltd.	166,449	1,405,391
African Rainbow Minerals Ltd.	26,352	492,625
Anglo American Platinum Ltd.	12,250	1,676,542
AngloGold Ashanti Ltd.	95,915	1,978,463
Aspen Pharmacare Holdings Ltd. (a)	90,810	1,011,261
AVI Ltd.	76,657	374,920
Barloworld Ltd. (a)	42,624	281,123
Bidcorp Ltd.	75,594	1,490,352
Bidvest Group Ltd.	63,590	734,404
Capitec Bank Holdings Ltd.	15,588	1,597,656
Clicks Group Ltd.	56,647	946,037
Coronation Fund Managers Ltd.	61,759	235,197
DataTec Ltd. (a)	32,456	63,782
Dis-Chem Pharmacies Pty Ltd. (a)(c)	82,703	133,956
Discovery Ltd. (a)	88,973	809,821
DRDGOLD Ltd.	80,690	80,179
Equites Property Fund Ltd.	134,495	187,797
Exxaro Resources Ltd.	56,407	593,144
FirstRand Ltd.	1,073,337	3,777,495
Fortress (REIT) Ltd. Class A	262,030	267,405
Foschini Ltd. (a)	75,921	602,761
Gold Fields Ltd.	203,451	1,909,164
Growthpoint Properties Ltd.	726,508	727,385
Harmony Gold Mining Co. Ltd.	126,419	569,761
Impala Platinum Holdings Ltd.	179,689	3,357,676
Imperial Holdings Ltd.	54,447	177,767
Investec Ltd.	54,296	207,001
Investec Property Fund Ltd.	146,683	111,258
JSE Ltd.	20,287	164,548
KAP Industrial Holdings Ltd. (a)	684,697	191,210
Kumba Iron Ore Ltd.	14,595	662,529
Liberty Holdings Ltd.	40,195	159,782
Life Healthcare Group Holdings Ltd. (a)	303,534	398,503
MMI Holdings Ltd.	239,599	319,520
Mr Price Group Ltd.	60,695	761,110
MTN Group Ltd.	389,654	2,461,651
MultiChoice Group Ltd.	97,262	836,913
Naspers Ltd. Class N	99,326	22,604,612
Nedbank Group Ltd.	85,639	873,131
Netcare Ltd. (a)	302,503	314,132
Ninety One Ltd.	23,571	78,324
Northam Platinum Ltd. (a)	80,792	1,392,670
Old Mutual Ltd.	1,034,901	902,706
Pick 'n Pay Stores Ltd.	86,335	322,123
PSG Group Ltd.	42,370	218,738
Rand Merchant Insurance Holdings Ltd.	165,436	336,291
Redefine Properties Ltd. (a)	1,266,858	377,371
Remgro Ltd.	115,582	876,518
Resilient Property Income Fund Ltd.	61,923	213,405
Reunert Ltd.	33,657	112,813
Royal Bafokeng Holdings (Pty) Ltd.	32,546	246,858
Sanlam Ltd.	393,405	1,519,638
Sappi Ltd. (a)	121,011	407,612
Sasol Ltd. (a)	130,069	2,188,151
Shoprite Holdings Ltd.	113,920	1,135,783
Sibanye Stillwater Ltd.	639,038	2,973,060
Spar Group Ltd.	44,877	567,704
Standard Bank Group Ltd.	290,771	2,366,067
Super Group Ltd. (a)	123,132	239,005
Telkom SA Ltd.	84,632	228,817
Tiger Brands Ltd.	35,563	478,179
Transaction Capital Ltd. (a)	117,499	266,474
Truworths International Ltd.	96,979	321,848
Vodacom Group Ltd.	140,278	1,216,146
Wilson Bayly Holmes-Ovcon Ltd. (a)	9,618	71,128
Woolworths Holdings Ltd. (a)	222,785	755,188

TOTAL SOUTH AFRICA		75,360,581

Spain - 1.5%
Acciona SA	5,159	897,488
Acerinox SA	38,096	528,772
ACS Actividades de Construccion y Servicios SA	57,274	1,868,108
Aedas Homes SAU (a)(c)	6,214	160,622
Aena Sme SA (a)(c)	14,872	2,587,216
Almirall SA	16,609	260,784
Amadeus IT Holding SA Class A (a)	103,013	7,014,989
Applus Services SA	39,246	414,979
Azucarera Ebro Agricolas SA	17,118	350,274
Banco Bilbao Vizcaya Argentaria SA	1,525,782	8,567,432
Banco de Sabadell SA	1,246,419	790,313
Banco Santander SA (Spain)	3,952,664	15,277,970
Bankinter SA	162,615	890,911
CaixaBank SA	1,016,392	3,251,403
Cellnex Telecom SA (c)	101,118	5,718,611
Cie Automotive SA	17,787	495,263
Compania de Distribucion Integral Logista Holdings SA	22,258	462,942
Construcciones y Auxiliar de Ferrocarriles	6,069	292,223
Corporacion Financiera Alba SA	5,370	284,068
Enagas SA	54,762	1,192,978
Ence Energia y Celulosa SA (a)	33,085	145,264
Endesa SA	70,086	1,841,943
Euskaltel, S.A. (c)	20,396	271,203
Faes Farma SA	85,657	356,933
Ferrovial SA	109,518	3,112,632
Fluidra SA	19,933	692,573
Fomento Construcciones y Contratas SA (FOCSA)	22,219	291,169
Gestamp Automocion SA(a)(c)	48,773	252,023
Global Dominion Access SA (c)	24,832	122,403
Grifols SA	68,671	1,861,721
Grupo Catalana Occidente SA	9,751	407,965
Iberdrola SA	1,378,611	18,630,493
Indra Sistemas SA (a)	33,249	346,371
Industria de Diseno Textil SA	246,394	8,774,249
Inmobiliaria Colonial SA	60,904	617,626
Lar Espana Real Estate Socimi SA	11,103	71,548
Liberbank SA	579,179	204,857
Linea Directa Aseguradora SA Compania de Seguros y Reaseguros (a)	162,615	318,671
MAPFRE SA (Reg.)	252,590	543,732
Mediaset Espana Comunicacion SA (a)	45,127	288,088
Melia Hotels International SA (a)	24,939	204,364
Merlin Properties Socimi SA	87,183	963,676
Metrovacesa SA (c)	11,551	105,959
Miquel y Costas & Miquel SA	3,859	66,809
Naturgy Energy Group SA	64,442	1,652,550
Neinor Homes SLU (c)	15,573	205,949
Pharma Mar SA	3,292	375,992
Prosegur Cash SA (c)	95,201	85,842
Prosegur Compania de Seguridad SA (Reg.)	66,624	207,135
Red Electrica Corporacion SA	98,505	1,808,982
Repsol SA	345,094	4,119,143
Sacyr SA	129,957	360,291
Siemens Gamesa Renewable Energy SA	56,076	2,029,263
Solaria Energia y Medio Ambiente SA (a)	14,471	296,719
Talgo SA (a)(c)	13,767	70,674
Tecnicas Reunidas SA (a)	6,816	101,940
Telefonica SA	1,157,113	5,362,433
Unicaja Banco SA (c)	218,010	215,055
Viscofan Envolturas Celulosicas SA	9,932	679,429
Zardoya Otis SA	49,141	311,350

TOTAL SPAIN		109,682,365

Sweden - 2.5%
AAK AB	42,537	975,298
AcadeMedia AB (c)	27,075	281,766
AddTech AB (B Shares)	62,985	1,101,143
AF Poyry AB (B Shares)	22,520	736,874
Alfa Laval AB	71,592	2,422,046
Alimak Group AB (c)	5,278	91,026
Arjo AB	56,857	561,481
ASSA ABLOY AB (B Shares)	226,409	6,453,508
Atlas Copco AB:
(A Shares)	153,485	9,300,967
(B Shares)	86,451	4,488,216
Atrium Ljungberg AB (B Shares)	10,758	224,804
Attendo AB (a)(c)	32,859	191,591
Avanza Bank Holding AB	29,365	1,056,586
Axfood AB	27,021	676,678
Beijer Ref AB (B Shares)	52,038	808,335
Betsson AB (B Shares)	26,323	240,048
BHG Group AB (a)	23,525	452,129
Bilia AB (A Shares)	18,215	318,231
Billerud AB	43,383	886,052
BioGaia AB	4,704	225,044
Biotage AB (A Shares)	18,290	396,024
Boliden AB (b)	64,068	2,495,954
Bonava AB	21,786	258,893
Boozt AB (a)(c)	12,629	294,036
Bravida AB (c)	48,847	727,032
Bure Equity AB	12,972	593,624
Camurus AB (a)	8,701	219,952
Cantargia AB (a)	24,370	97,071
Castellum AB	53,130	1,293,489
Catena AB	5,977	289,617
Cellavision AB	3,789	161,218
Cellink AB (a)	6,299	360,281
Clas Ohlson AB (B Shares) (a)	13,538	144,966
Cloetta AB	60,790	190,293
Coor Service Management Holding AB (c)	35,080	296,700
Dios Fastigheter AB	25,297	240,702
Dometic Group AB (c)	67,656	1,066,522
Dustin Group AB (c)	13,417	167,523
Electrolux AB (B Shares)	52,051	1,460,899
Electrolux Professional AB (a)	49,667	313,882
Elekta AB (B Shares)	90,666	1,213,442
Embracer Group AB (a)	55,101	1,696,206
Epiroc AB:
(A Shares)	137,107	2,971,943
(B Shares)	101,704	1,995,503
EQT AB	55,017	1,860,643
Ericsson (B Shares)	672,316	9,233,681
Essity AB (B Shares)	138,490	4,520,059
Evolution Gaming Group AB (c)	36,774	7,263,099
Fabege AB	63,766	950,967
Fastighets AB Balder (a)	22,481	1,295,130
Fingerprint Cards AB (a)	70,215	288,555
Fortnox AB	11,457	587,361
Getinge AB (B Shares)	54,747	1,852,805
Granges AB	42,062	564,434
H&M Hennes & Mauritz AB (B Shares)	183,567	4,527,620
Hansa Medical AB (a)	8,952	178,024
Hemfosa Fastigheter AB (a)(b)(e)	28,852	431,133
Hexagon AB (B Shares)	63,478	6,054,201
HEXPOL AB (B Shares)	61,894	760,739
HMS Networks AB	7,452	323,060
Holmen AB (B Shares)	21,358	1,006,650
Hufvudstaden AB (A Shares)	29,333	467,426
Husqvarna AB (B Shares)	99,691	1,387,811
ICA Gruppen AB (b)	23,991	1,105,243
Industrivarden AB:
(A Shares) (b)	27,706	1,063,003
(C Shares)	31,743	1,145,898
Indutrade AB	64,411	1,683,023
Instalco AB	10,021	425,909
Intrum AB	15,110	520,293
Investment AB Oresund	5,819	104,618
Investor AB (B Shares)	97,516	8,281,122
INVISIO AB	13,582	305,956
Inwido AB	13,534	236,930
JM AB (B Shares)	13,450	498,404
Karo Bio AB (a)	16,144	102,026
Kinnevik AB (B Shares)	54,359	3,005,122
Klovern AB (a)	27,076	52,453
Klovern AB (B Shares)	131,880	255,486
Kungsleden AB	44,372	516,024
L E Lundbergforetagen AB	16,300	931,533
Latour Investment AB (B Shares)	33,149	1,014,180
LeoVegas AB (c)	19,003	113,809
Lifco AB	9,912	1,066,656
Lindab International AB	24,017	487,969
Loomis AB (B Shares)	18,525	608,123
Lundin Petroleum AB	41,866	1,341,208
MIPS AB	7,263	587,265
Modern Times Group MTG AB (a)	5,335	81,926
Modern Times Group MTG AB (B Shares) (a)	22,814	350,340
Munters Group AB (c)	30,256	297,001
Mycronic AB	16,731	493,300
NCC AB (B Shares)	21,279	401,925
Nibe Industrier AB (B Shares)	70,906	2,594,832
Nobia AB	31,599	274,724
Nobina AB (c)	24,778	219,519
Nolato AB (B Shares)	5,572	550,582
Nordic Entertainment Group AB (B Shares)	17,467	810,878
Nordnet AB (B Shares) (a)(e)	492	0
Nyfosa AB	40,773	490,785
Oncopeptides AB (a)(c)	21,169	327,829
Pandox AB	21,609	378,292
Paradox Interactive AB	9,173	214,763
Peab AB	38,892	561,864
PowerCell Sweden AB (a)	8,327	216,399
Ratos AB (B Shares)	60,086	353,892
Resurs Holding AB (c)	35,275	182,426
Saab AB (B Shares)	17,437	517,000
Samhallsbyggnadsbolaget I Norden AB (B Shares)	226,017	861,826
Sandvik AB (b)	256,561	6,343,146
SAS AB (a)	813,408	187,845
Scandic Hotels Group AB (b)(c)	21,948	99,194
Securitas AB (B Shares)	74,996	1,279,677
Sinch AB (a)(c)	8,067	1,274,532
Skandinaviska Enskilda Banken AB (A Shares)	364,979	4,684,275
Skanska AB (B Shares)	77,013	2,088,723
SKF AB (B Shares)	88,414	2,283,053
SSAB Svenskt Stal AB:
(A Shares)	69,911	380,790
(B Shares)	119,954	600,935
Stillfront Group AB (a)	66,366	678,512
Storytel AB (a)	8,904	223,821
Svenska Cellulosa AB SCA (B Shares)	140,090	2,457,414
Svenska Handelsbanken AB (A Shares)	343,099	3,973,178
Sweco AB (B Shares)	45,833	817,523
Swedbank AB (A Shares)	205,215	3,605,635
Swedish Match Co. AB	36,840	3,021,859
Swedish Orphan Biovitrum AB (a)	45,733	778,194
Tele2 AB (B Shares)	111,217	1,436,596
Telia Co. AB	557,313	2,306,790
Thule Group AB (c)	23,865	1,083,652
Tobii AB (a)	21,624	183,913
Trelleborg AB (B Shares)	57,298	1,493,103
Troax Group AB	9,914	360,699
Vitrolife AB	16,704	627,075
Volvo AB (B Shares)	324,248	7,922,781
Wallenstam AB (B Shares)	36,962	571,095
Wihlborgs Fastigheter AB	31,273	639,088
Xvivo Perfusion AB (a)	5,417	218,522

TOTAL SWEDEN		181,244,969

Switzerland - 5.5%
ABB Ltd. (Reg.)	423,378	13,752,238
Adecco SA (Reg.)	37,341	2,528,516
AFG Arbonia-Forster-Holding AG	15,112	261,450
Alcon, Inc. (Switzerland)	112,270	8,421,018
Allreal Holding AG	3,580	724,428
ALSO Holding AG	1,706	516,517
ams AG (a)	63,303	1,097,275
APG SGA SA (a)	305	73,140
Aryzta AG (a)	239,247	268,784
Ascom Holding AG (Reg.) (a)	12,241	191,674
Autoneum Holding AG (a)	768	148,344
Bachem Holding AG (B Shares)	1,244	631,365
Baloise Holdings AG	10,935	1,848,742
Banque Cantonale Vaudoise	6,622	675,071
Barry Callebaut AG	815	1,799,113
Basilea Pharmaceutica AG (a)	3,631	180,109
Belimo Holding AG (Reg.)	2,280	908,754
Bell AG	594	185,371
BKW AG	5,348	598,484
Bobst Group SA	2,262	150,346
Bossard Holding AG	1,692	406,673
Bucher Industries AG	1,703	893,597
Burckhardt Compression Holding AG	862	309,593
Burkhalter Holding AG	979	77,827
Bystronic AG	348	425,259
Cembra Money Bank AG	7,210	783,567
Clariant AG (Reg.)	51,100	1,069,561
Coca-Cola HBC AG	46,615	1,610,729
Comet Holding AG	1,879	481,452
Compagnie Financiere Richemont SA Series A	119,198	12,232,906
Credit Suisse Group AG	564,662	5,902,287
Credit Suisse Group AG rights 5/6/21 (a)(e)	543,010	6
Daetwyler Holdings AG	1,913	620,036
DKSH Holding AG	9,583	770,732
Dufry AG (a)	12,742	838,535
EFG International	32,896	287,446
Emmi AG	571	592,727
Ems-Chemie Holding AG	1,868	1,743,739
Flughafen Zuerich AG (a)	4,492	807,650
Forbo Holding AG (Reg.)	260	497,651
Galenica Sante Ltd. (c)	12,121	820,233
GAM Holding Ltd. (a)	49,524	128,087
Geberit AG (Reg.)	8,250	5,423,816
Georg Fischer AG (Reg.)	1,012	1,418,407
Givaudan SA	2,100	8,793,211
Gurit-Heberlein AG (Bearer)	96	249,658
Helvetia Holding AG (Reg.)	8,811	1,059,346
Huber+Suhner AG	5,243	420,244
Idorsia Ltd. (a)	25,132	651,107
Implenia AG	2,895	84,259
INFICON Holding AG	451	482,482
Interroll Holding AG	159	543,203
Intershop Holding AG	375	250,890
Julius Baer Group Ltd.	52,610	3,311,139
Kaba Holding AG (B Shares) (Reg.)	756	496,688
Kardex AG	1,653	341,008
Komax Holding AG (Reg.)	1,158	277,692
Kuehne & Nagel International AG	12,102	3,617,680
LafargeHolcim Ltd. (Reg.)	117,046	7,215,647
Landis+Gyr Group AG	5,194	360,580
LEM Holding SA	138	258,396
Leonteq AG	4,296	217,564
Lindt & Spruengli AG	20	1,975,363
Lindt & Spruengli AG (participation certificate)	264	2,448,486
Logitech International SA (Reg.)	37,729	4,230,440
Lonza Group AG	16,940	10,769,002
Medacta Group SA (a)(c)	1,949	248,840
Meyer Burger Technology AG (a)	541,943	252,679
Mobimo Holding AG	1,646	522,683
Molecular Partners AG (a)	5,545	135,096
Nestle SA (Reg. S)	654,870	78,146,098
Novartis AG	504,455	43,048,371
OC Oerlikon Corp. AG (Reg.)	58,444	682,833
Orior AG	2,423	221,804
Partners Group Holding AG	4,298	6,118,149
PSP Swiss Property AG	10,229	1,261,194
Relief Therapeutics Holding AG (a)(b)	420,211	94,786
Roche Holding AG:
(Bearer)	14,073	4,887,989
(participation certificate)	152,951	49,885,863
Schindler Holding AG:
(participation certificate)	8,977	2,553,764
(Reg.)	4,631	1,288,009
Schweiter Technologies AG	266	431,658
SFS Group AG	4,138	532,854
SGS SA (Reg.)	1,393	4,118,368
Siegfried Holding AG	939	863,171
Siemens Energy AG (a)	93,236	3,116,185
Sig Combibloc Group AG	75,007	1,836,470
Sika AG	32,497	9,693,055
Softwareone Holding AG	21,517	557,215
Sonova Holding AG Class B	12,871	3,806,687
St.Galler Kantonalbank AG	666	311,760
Stadler Rail AG	11,092	555,298
Straumann Holding AG	2,435	3,478,191
Sulzer AG (Reg.)	5,316	605,381
Swatch Group AG (Bearer)	6,812	2,085,557
Swatch Group AG (Bearer) (Reg.)	11,854	710,656
Swiss Life Holding AG	7,158	3,487,100
Swiss Prime Site AG	17,305	1,681,707
Swiss Re Ltd.	65,137	6,054,014
Swisscom AG	5,672	3,076,202
Swissquote Group Holding SA	2,674	401,722
Tecan Group AG	2,726	1,327,703
Temenos Group AG	15,416	2,263,658
u-blox Holding AG	1,481	101,517
UBS Group AG	836,838	12,759,890
Valiant Holding AG	3,949	437,601
Valora Holding AG (a)	1,318	276,517
VAT Group AG (c)	6,384	1,823,101
Vetropack Holding AG	2,850	172,264
Vifor Pharma AG	10,298	1,483,386
Vontobel Holdings AG	6,863	515,899
VZ Holding AG	3,196	275,068
Ypsomed Holding AG	1,243	199,533
Zehnder Group AG	2,713	218,644
Zur Rose Group AG (a)	1,929	642,120
Zurich Insurance Group Ltd.	33,902	13,908,586

TOTAL SWITZERLAND		394,314,236

Taiwan - 4.4%
A-DATA Technology Co. Ltd.	101,000	437,323
Accton Technology Corp.	122,000	1,388,298
Acer, Inc.	690,000	846,914
Adimmune Corp. (a)	146,000	278,991
Advanced Ceramic X Corp.	15,000	286,634
Advantech Co. Ltd.	92,741	1,181,456
AP Memory Technology Corp.	13,000	360,995
ASE Technology Holding Co. Ltd.	770,718	3,219,246
Asia Cement Corp.	464,000	829,372
Asia Optical Co., Inc.	121,000	384,065
Asia Pacific Telecom Co. Ltd. (a)	465,723	167,490
Asia Vital Components Co. Ltd.	113,000	287,908
ASMedia Technology, Inc.	7,000	295,581
ASPEED Tech, Inc.	6,000	453,033
ASUSTeK Computer, Inc.	169,000	2,273,895
AU Optronics Corp. (a)	2,020,000	2,363,703
Bank of Kaohsiung Co. Ltd.	869,301	368,625
Brighton-Best International Taiwan, Inc.	165,000	228,798
Capital Securities Corp.	1,007,490	695,815
Catcher Technology Co. Ltd.	169,000	1,194,400
Cathay Financial Holding Co. Ltd.	1,742,216	3,260,615
Center Laboratories, Inc.	101,187	242,240
Century Iron & Steel Industrial Co. Ltd.	45,000	186,795
Chang Hwa Commercial Bank	1,851,868	1,186,203
Cheng Loong Corp.	183,000	292,067
Cheng Shin Rubber Industry Co. Ltd.	422,000	816,969
Cheng Uei Precision Industries Co. Ltd.	125,000	207,327
Chicony Electronics Co. Ltd.	188,125	568,852
Chilisin Electronics Corp.	65,958	261,991
Chin-Poon Industrial Co. Ltd.	137,000	178,696
China Airlines Ltd. (a)	506,000	383,868
China Bills Finance Corp.	183,000	108,379
China Development Finance Holding Corp.	2,875,000	1,342,593
China Life Insurance Co. Ltd.	462,005	438,115
China Motor Co. Ltd. (a)	50,800	130,340
China Petrochemical Development Corp.	961,350	546,984
China Steel Chemical Corp.	55,000	233,226
China Steel Corp.	2,790,000	3,923,672
Chipbond Technology Corp.	186,000	515,169
ChipMOS TECHNOLOGIES, Inc.	168,000	286,763
Chroma ATE, Inc.	87,000	603,972
Chung Hung Steel Co. Ltd. (a)	254,000	387,203
Chunghwa Precision Test Tech Co. Ltd.	6,000	159,742
Chunghwa Telecom Co. Ltd.	882,000	3,593,777
Clevo Co. Ltd.	82,000	95,366
Compal Electronics, Inc.	977,000	874,038
Compeq Manufacturing Co. Ltd.	296,000	459,173
Coretronic Corp.	107,000	234,715
CTBC Financial Holding Co. Ltd.	3,921,960	3,199,881
CTCI Corp.	140,000	197,889
Cub Elecparts, Inc.	15,865	133,415
Delta Electronics, Inc.	455,000	4,925,300
E Ink Holdings, Inc.	227,000	539,374
E.SUN Financial Holdings Co. Ltd.	2,499,025	2,410,046
ECLAT Textile Co. Ltd.	48,060	921,816
Elan Microelectronics Corp.	76,500	587,198
Elite Material Co. Ltd.	75,000	477,724
Elite Semiconductor Memory Technology, Inc.	76,000	456,897
eMemory Technology, Inc.	15,000	552,872
Ennoconn Corp.	18,248	151,822
ENNOSTAR, Inc. (a)	140,000	404,795
Eternal Materials Co. Ltd.	263,291	431,516
EVA Airways Corp.	389,040	263,119
Evergreen Marine Corp. (Taiwan) (a)	594,878	1,681,709
Everlight Electronics Co. Ltd.	120,000	199,034
Far Eastern Department Stores Co. Ltd.	228,000	203,972
Far Eastern Textile Ltd.	710,000	844,784
Far EasTone Telecommunications Co. Ltd.	332,000	773,419
Feng Hsin Iron & Steel Co.	114,000	360,215
Feng Tay Enterprise Co. Ltd.	90,758	673,905
Firich Enterprise Co. Ltd.	129,512	177,503
First Financial Holding Co. Ltd.	2,502,673	2,050,857
FLEXium Interconnect, Inc.	89,940	382,997
Formosa Chemicals & Fibre Corp.	797,000	2,592,496
Formosa Petrochemical Corp.	257,000	951,852
Formosa Plastics Corp.	859,000	3,258,329
Formosa Taffeta Co. Ltd.	219,000	259,399
Foxconn Technology Co. Ltd.	213,010	525,951
Fubon Financial Holding Co. Ltd.	1,498,000	3,441,460
Fusheng Precision Co. Ltd.	40,000	331,365
Genius Electronic Optical Co. Ltd.	21,792	428,900
Getac Technology Corp.	114,000	234,568
Giant Manufacturing Co. Ltd.	70,000	891,752
Giga-Byte Technology Co. Ltd.	136,000	598,604
Global Unichip Corp.	21,000	302,469
GlobalWafers Co. Ltd.	49,000	1,514,976
Gold Circuit Electronics Ltd. (a)	87,000	170,918
Goldsun Development & Construction Co. Ltd.	220,101	224,866
Grape King Bio Ltd.	32,000	202,684
Great Wall Enterprise Co. Ltd.	179,497	384,751
Greatek Electronics, Inc.	109,000	286,298
HannStar Display Corp. (a)	847,000	883,523
Highwealth Construction Corp.	229,900	372,266
HIWIN Technologies Corp.	63,287	962,497
Holystone Enterprise Co. Ltd.	40,000	192,521
Hon Hai Precision Industry Co. Ltd. (Foxconn)	2,874,600	11,932,496
Hota Industrial Manufacturing Co. Ltd.	59,014	218,570
Hotai Motor Co. Ltd.	69,000	1,491,358
HTC Corp. (a)	309,000	459,989
Hua Nan Financial Holdings Co. Ltd.	1,803,283	1,226,065
Huaku Development Co. Ltd.	97,000	329,061
IBF Financial Holdings Co. Ltd.	566,622	358,891
Innolux Corp.	1,866,000	2,009,898
International CSRC Investment Holdings Co.	227,579	247,165
International Games Systems Co. Ltd.	16,000	442,584
Inventec Corp.	625,000	607,220
ITEQ Corp.	51,931	274,104
Jentech Precision Industrial Co. Ltd.	17,000	156,039
Kenda Rubber Industrial Co. Ltd.	146,622	240,828
King Slide Works Co. Ltd.	28,000	360,709
King Yuan Electronics Co. Ltd.	476,000	843,156
King's Town Bank	200,000	309,537
Kinpo Electronics, Inc.	541,000	347,502
Kinsus Interconnect Technology Corp.	74,000	279,370
LandMark Optoelectronics Corp.	21,000	185,615
Largan Precision Co. Ltd.	23,000	2,559,671
Lien Hwa Industrial Corp.	207,892	366,387
Lite-On Technology Corp.	551,009	1,259,956
Lotes Co. Ltd.	23,000	446,914
Macronix International Co. Ltd.	495,380	812,781
Makalot Industrial Co. Ltd.	60,701	532,179
MediaTek, Inc.	349,000	14,799,249
Medigen Vaccine Biologics Corp. (a)	33,000	336,554
Mega Financial Holding Co. Ltd.	2,475,000	2,891,707
Mercuries Life Insurance Co. Ltd. (a)	334,138	123,157
Merida Industry Co. Ltd.	52,000	619,646
Merry Electronics Co. Ltd.	45,209	204,650
Micro-Star International Co. Ltd.	161,000	1,062,963
Microbio Co. Ltd. (a)	81,000	188,406
MiTAC Holdings Corp.	353,483	387,067
momo.com, Inc.	9,000	331,723
Nan Ya Plastics Corp.	1,168,000	3,686,441
Nan Ya Printed Circuit Board Corp.	54,000	615,459
Nankang Rubber Tire Co. Ltd.	113,000	175,495
Nantex Industry Co. Ltd.	74,000	361,460
Nanya Technology Corp.	282,000	924,359
Nien Made Enterprise Co. Ltd.	40,000	646,985
Novatek Microelectronics Corp.	132,000	2,947,504
OBI Pharma, Inc. (a)	38,389	180,646
Oneness Biotech Co. Ltd. (a)	45,000	380,032
Pan Jit International, Inc.	75,000	158,347
PChome Online, Inc.	51,062	154,036
Pegatron Corp.	469,000	1,235,226
PharmaEssentia Corp. (a)	46,137	145,948
Phison Electronics Corp.	36,000	778,100
PixArt Imaging, Inc.	34,000	239,077
Pou Chen Corp.	601,000	765,632
Powertech Technology, Inc.	223,000	889,766
Poya International Co. Ltd.	13,010	284,921
President Chain Store Corp.	129,000	1,250,993
Primax Electronics Ltd.	108,000	235,362
Qisda Corp.	388,000	505,393
Quanta Computer, Inc.	688,000	2,422,587
Quanta Storage, Inc.	79,000	152,657
Radiant Opto-Electronics Corp.	103,000	473,627
Realtek Semiconductor Corp.	112,000	2,132,188
RichWave Technology Corp.	15,000	292,002
Ruentex Development Co. Ltd.	315,500	599,501
Ruentex Industries Ltd.	95,000	289,640
SerComm Corp.	96,000	254,557
Shin Kong Financial Holding Co. Ltd.	2,620,813	947,225
Shin Zu Shing Co. Ltd.	42,279	182,309
Simplo Technology Co. Ltd.	46,000	617,284
SINBON Electronics Co. Ltd.	59,000	548,935
Sino-American Silicon Products, Inc.	130,000	909,465
Sinopac Holdings Co.	2,245,495	1,068,709
Sitronix Technology Corp.	32,000	360,136
St.Shine Optical Co. Ltd.	17,000	195,581
Standard Foods Corp.	115,714	235,610
Synnex Technology International Corp.	327,100	651,976
Systex Corp.	54,000	177,198
Ta Chen Stainless Pipe Co. Ltd.	282,859	485,856
Taichung Commercial Bank Co. Ltd.	1,716,630	734,075
TaiDoc Technology Corp.	23,000	141,152
TaiMed Biologics, Inc. (a)	52,000	134,164
Tainan Spinning Co. Ltd.	340,000	343,711
Taishin Financial Holdings Co. Ltd.	2,111,458	1,065,363
Taiwan Business Bank	1,235,902	451,108
Taiwan Cement Corp.	1,064,110	1,983,902
Taiwan Cooperative Financial Holding Co. Ltd.	2,008,801	1,538,320
Taiwan Fertilizer Co. Ltd.	241,000	526,069
Taiwan High Speed Rail Corp.	458,000	515,445
Taiwan Hon Chuan Enterprise Co. Ltd.	137,000	385,335
Taiwan Mobile Co. Ltd.	353,000	1,263,196
Taiwan Paiho Ltd.	76,000	263,260
Taiwan Secom Co.	64,000	218,944
Taiwan Semiconductor Manufacturing Co. Ltd.	5,641,000	118,746,272
Taiwan Surface Mounting Technology Co. Ltd.	69,000	286,420
Taiwan Union Technology Corp.	61,000	257,577
TCI Co. Ltd.	25,557	221,778
TECO Electric & Machinery Co. Ltd.	471,000	588,223
The Shanghai Commercial & Savings Bank Ltd.	748,842	1,164,329
Tong Hsing Electronics Industries Ltd.	39,286	271,326
Tong Yang Industry Co. Ltd.	97,000	132,076
Topco Scientific Co. Ltd.	87,304	426,445
Transcend Information, Inc.	79,000	227,572
Tripod Technology Corp.	102,000	507,354
TTY Biopharm Co. Ltd.	59,000	150,957
Tung Ho Steel Enterprise Corp.	212,000	449,111
TXC Corp.	78,000	355,878
U-Ming Marine Transport Corp.	143,000	359,227
Unified-President Enterprises Corp.	1,083,000	2,910,478
Unimicron Technology Corp.	284,000	1,168,724
Unitech Printed Circuit Board Corp.	191,000	147,633
United Integrated Services Co.	39,000	339,828
United Microelectronics Corp.	2,759,000	5,500,491
United Renewable Energy Co. Ltd. (a)	569,588	290,450
USI Corp.	262,000	387,679
Vanguard International Semiconductor Corp.	205,000	876,633
Visual Photonics Epitaxy Co. Ltd.	44,000	184,219
Voltronic Power Technology Corp.	14,075	642,177
Wafer Works Corp.	196,000	406,799
Walsin Lihwa Corp.	903,000	985,561
Walsin Technology Corp.	77,875	675,781
Wan Hai Lines Ltd.	159,000	538,819
Win Semiconductors Corp.	80,389	1,054,306
Winbond Electronics Corp.	710,363	907,495
Wistron Corp.	768,829	899,650
Wistron NeWeb Corp.	109,460	291,423
Wiwynn Corp.	19,000	621,435
WPG Holding Co. Ltd.	372,760	686,962
WT Microelectronics Co. Ltd.	117,235	230,317
XinTec, Inc. (a)	40,000	223,296
Yageo Corp.	84,129	1,634,713
Yang Ming Marine Transport Corp. (a)	284,000	810,993
YFY, Inc.	290,000	394,346
Yieh Phui Enterprise Co. (a)	333,568	259,024
Yuanta Financial Holding Co. Ltd.	2,285,920	2,126,818
Yulon Motor Co. Ltd. (a)	194,364	315,768

TOTAL TAIWAN		319,097,695

Thailand - 0.6%
Advanced Info Service PCL (For. Reg.)	207,800	1,140,732
Advanced Information Service PCL NVDR	231,500	1,270,835
AEON Thana Sinsap Thailand PCL	19,200	136,835
Airports of Thailand PCL (For. Reg.)	855,600	1,702,960
Asset World Corp. PCL	2,400,600	366,833
B. Grimm Power PCL (For. Reg.)	267,600	367,252
Bangchak Corp. PCL (For. Reg.)	266,300	220,136
Bangkok Airways PCL	65,400	15,431
Bangkok Bank PCL (For. Reg.)	142,700	556,599
Bangkok Chain Hospital PCL	273,800	159,094
Bangkok Commercial Asset Management PCL	444,400	293,889
Bangkok Dusit Medical Services PCL (For. Reg.)	1,755,900	1,223,211
Bangkok Expressway and Metro PCL	2,773,700	712,347
Bangkok Land PCL	2,816,000	97,633
Banpu PCL (For. Reg.)	844,800	333,581
Berli Jucker PCL (For. Reg)	296,700	338,133
BTS Group Holdings PCL (For. Reg.)	1,410,700	405,322
Bumrungrad Hospital PCL (For. Reg.)	112,800	485,239
Central Pattana PCL (For. Reg.)	494,900	830,129
Central Retail Corp. PCL	702,983	789,869
CH. Karnchang PCL	388,600	209,582
Charoen Pokphand Foods PCL (For. Reg.)	726,960	676,785
Chularat Hospital PCL	2,214,800	221,836
Com7 PCL	1,028,000	2,433,868
CP ALL PCL (For. Reg.)	1,189,800	2,387,239
Delta Electronics PCL (For. Reg.)	74,500	846,645
Dynasty Ceramic PCL (For. Reg.)	1,960,860	198,919
Electricity Generating PCL (For. Reg.)	81,000	458,957
Energy Absolute PCL (For. Reg.)	372,400	729,258
Energy Earth PCL (a)(e)	7,600	0
Global Power Synergy Public Co. Ltd.	180,500	421,553
Gulf Energy Development PCL (For. Reg.)	410,500	454,647
Gunkul Engineering PCL	2,360,339	318,248
Hana Microelectronics PCL (For. Reg.)	154,400	275,095
Home Product Center PCL (For. Reg.)	1,427,700	646,246
Indorama Ventures PCL (For. Reg.)	476,600	734,408
Intouch Holdings PCL (For. Reg.)	412,600	844,406
IRPC PCL (For. Reg.)	2,406,200	319,797
Jasmine International Public Co. Ltd.	1,007,800	93,824
JMT Network Services PCL	191,800	277,079
Kasikornbank PCL (For. Reg.)	369,300	1,564,931
KCE Electronics PCL	228,200	426,730
Kiatnakin Bank PCL (For. Reg.)	34,900	65,262
Krung Thai Bank PCL (For. Reg.)	599,200	217,366
Krungthai Card PCL (For. Reg.)	264,900	648,431
Land & House PCL (For. Reg.)	1,812,800	503,394
Major Cineplex Group PCL (For. Reg.)	300,500	185,220
MBK PCL	117,996	52,274
MBK PCL warrants 12/31/24 (a)	4,719	1,652
Minor International PCL:
warrants 9/30/21 (a)	17,870	384
warrants 7/31/23 (a)	32,454	10,419
(For. Reg.)	545,795	525,645
Muangthai Leasing PCL	195,300	401,258
Osotspa PCL	118,600	136,114
PTG Energy PCL	341,200	220,164
PTT Exploration and Production PCL (For. Reg.)	321,100	1,226,674
PTT Global Chemical PCL (For. Reg.)	441,700	960,680
PTT Oil & Retail Business PCL (For. Reg.)	650,800	637,220
PTT PCL (For. Reg.)	2,469,500	3,171,108
Quality Houses PCL	2,204,300	168,418
Ratchaburi Electric Generating Holding PCL (For. Reg.)	130,200	211,079
Sansiri PCL (For. Reg.)	3,222,500	107,589
Siam Cement PCL (For. Reg.)	177,000	2,625,169
Siam Commercial Bank PCL (For. Reg.)	149,400	503,596
Sino-Thai Engineering & Construction PCL (For. Reg.)	521,300	242,660
Sri Trang Agro-Industry PCL	263,160	399,175
Sri Trang Gloves Thailand PCL	279,400	396,900
Srisawad Corp. PCL:
warrants 8/29/25 (a)	7,485	4,878
(For. Reg.)	187,130	500,115
Star Petroleum Refining PCL	469,800	141,770
Supalai PCL (For. Reg.)	381,875	251,314
Super Energy Corp. PCL	3,368,100	102,719
Thai Airways International PCL (For. Reg.) (a)	126,000	8,049
Thai Oil PCL (For. Reg.)	262,400	499,108
Thai Union Frozen Products PCL (For. Reg.)	817,400	396,236
Thai Vegetable Oil PCL	141,800	161,602
Thanachart Capital PCL (For. Reg.)	117,000	133,339
TMB Bank PCL (For. Reg.)	4,058,088	152,423
Total Access Communication PCL (For. Reg.)	120,000	126,164
TQM Corp. PCL	222,400	860,327
True Corp. PCL (For. Reg.)	2,301,300	240,842
TTW PCL	454,400	169,215
VGI PCL	1,713,100	340,970
WHA Corp. PCL	1,819,200	197,396

TOTAL THAILAND		43,890,431

Turkey - 0.1%
Advansa Sasa Polyester Sanayi A/S (a)	38,703	167,364
Akbank TAS	782,042	460,983
Anadolu Efes Biracilik Ve Malt Sanayii A/S	75,037	211,368
Aselsan A/S	198,216	359,141
Bera Holding A/S (a)	116,590	461,079
Bim Birlesik Magazalar A/S JSC	121,128	951,028
Coca-Cola Icecek Sanayi A/S	25,886	246,548
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S	629,902	138,478
Eregli Demir ve Celik Fabrikalari T.A.S.	334,889	770,199
Ford Otomotiv Sanayi A/S	16,343	347,045
Haci Omer Sabanci Holding A/S	233,329	228,009
Kardemir Karabuk Demir Celik Sanayi ve Ticaret A/S Class D (a)	333,586	288,507
Koc Holding A/S	177,549	392,683
Petkim Petrokimya Holding A/S	392,498	318,123
TAV Havalimanlari Holding A/S (a)	53,768	139,766
Tekfen Holding A/S	93,195	181,127
Turk Hava Yollari AO (a)	101,508	149,955
Turk Sise ve Cam Fabrikalari A/S	639,058	579,716
Turkcell Iletisim Hizmet A/S	301,535	540,514
Turkiye Garanti Bankasi A/S	581,114	506,095
Turkiye Is Bankasi A/S Series C	543,325	319,613
Turkiye Petrol Rafinerileri A/S (a)	32,391	343,326
Turkiye Sinai Kalkinma Bankasi A/S	329,603	50,165
Ulker Biskuvi Sanayi A/S	63,602	169,016
Yapi ve Kredi Bankasi A/S	842,918	213,816

TOTAL TURKEY		8,533,664

United Arab Emirates - 0.2%
Abu Dhabi Commercial Bank PJSC	612,649	1,045,781
Air Arabia PJSC (a)	858,937	299,318
Aldar Properties PJSC	879,149	840,100
Dana Gas PJSC	990,825	223,082
Dubai Investments Ltd. (a)	739,247	309,936
Dubai Islamic Bank Pakistan Ltd.	395,169	478,745
Emaar Malls Group PJSC (a)	636,892	319,040
Emaar Properties PJSC (a)	845,153	858,234
Emirates NBD Bank PJSC	581,115	1,969,667
Emirates Telecommunications Corp.	389,060	2,243,385
First Abu Dhabi Bank PJSC	610,799	2,367,934

TOTAL UNITED ARAB EMIRATES		10,955,222

United Kingdom - 8.8%
3i Group PLC	222,118	3,932,613
A.G. Barr PLC (a)	31,889	223,725
AB Dynamics PLC	5,161	163,935
Abcam PLC	48,631	1,026,233
Admiral Group PLC	43,909	1,897,442
Advanced Medical Solutions Group PLC	70,253	275,060
Aggreko PLC	57,945	690,215
Airtel Africa PLC (c)	198,823	208,684
AJ Bell PLC	64,536	395,726
Anglo American PLC (United Kingdom)	280,247	11,881,978
Antofagasta PLC	90,791	2,339,093
AO World PLC (a)	64,310	246,907
Ascential PLC (a)	93,018	448,077
Ashmore Group PLC	112,737	622,782
Ashtead Group PLC	102,611	6,590,975
ASOS PLC (a)	17,033	1,227,923
Associated British Foods PLC	80,800	2,575,470
Assura PLC	592,259	608,956
Aston Martin Lagonda Global Holdings PLC (a)(c)	15,038	402,800
AstraZeneca PLC (United Kingdom)	299,959	31,928,825
Auto Trader Group PLC (a)(c)	235,193	1,851,580
Avacta Group PLC (a)	66,261	243,416
Avast PLC (c)	152,363	1,005,181
Aveva Group PLC	26,575	1,277,209
Aviva PLC	886,134	4,898,853
Avon Rubber PLC	7,443	341,062
Babcock International Group PLC (a)	65,672	261,296
BAE Systems PLC	714,496	4,990,922
Balfour Beatty PLC	150,992	650,606
Bank of Georgia Group PLC (a)	14,643	206,676
Barclays PLC	3,964,388	9,597,667
Barratt Developments PLC	235,301	2,508,710
Beazley PLC	137,808	644,803
Bellway PLC	28,989	1,446,074
Berkeley Group Holdings PLC	28,803	1,840,546
BHP Group PLC	479,145	14,429,364
Biffa PLC (a)(c)	77,484	295,881
Big Yellow Group PLC	36,161	597,284
Blue Prism Group PLC (a)(b)	20,969	353,303
Bodycote PLC	48,280	504,079
BP PLC	4,634,563	19,401,908
Brewin Dolphin Holding PLC	87,289	409,872
British American Tobacco PLC (United Kingdom)	519,051	19,258,535
British Land Co. PLC	201,559	1,443,034
Britvic PLC	65,192	794,545
BT Group PLC (a)	2,046,688	4,662,441
Bunzl PLC	76,528	2,459,383
Burberry Group PLC (a)	92,749	2,639,956
Cairn Energy PLC	112,381	263,536
Capita Group PLC (a)	402,533	243,047
Capital & Counties Properties PLC	176,508	443,167
Carnival PLC (a)	37,157	868,605
Centrica PLC	1,358,983	1,063,408
Ceres Power Holdings PLC (a)	23,474	433,115
Cineworld Group PLC (a)(b)	233,534	312,008
Civitas Social Housing PLC	185,403	292,410
Clinigen Group PLC	34,331	404,668
Close Brothers Group PLC	37,796	828,907
Coats Group PLC (a)	395,740	319,177
Coca-Cola European Partners PLC	47,277	2,686,279
Compass Group PLC (a)	406,114	8,834,718
Computacenter PLC	18,604	688,060
ConvaTec Group PLC (c)	361,868	1,090,472
Countryside Properties PLC (a)(c)	118,158	846,915
Craneware PLC	6,621	256,030
Cranswick PLC	13,021	670,753
Crest Nicholson PLC (a)	57,589	325,132
Croda International PLC	31,738	2,964,781
Custodian (REIT) PLC	176,590	249,245
CVS Group PLC (a)	20,056	617,673
Daily Mail & General Trust PLC Class A	34,392	426,524
Dechra Pharmaceuticals PLC	25,621	1,427,386
Derwent London PLC	24,057	1,106,024
Diageo PLC	530,643	23,821,316
Dialog Semiconductor PLC (a)	16,541	1,295,401
Diploma PLC	28,410	1,125,278
Direct Line Insurance Group PLC	317,654	1,250,722
Diversified Gas & Oil PLC	168,964	284,684
Dixons Carphone PLC (a)	252,735	486,212
Domino's Pizza UK & IRL PLC	101,354	535,544
Draper Esprit PLC (a)	29,737	346,206
Drax Group PLC	97,815	551,967
DS Smith PLC	316,863	1,841,436
Dunelm Group PLC	23,790	484,285
easyJet PLC (a)	38,137	545,652
Electrocomponents PLC	104,910	1,544,484
Elementis PLC	130,428	269,471
EMIS Group PLC	19,237	325,715
Empiric Student Property PLC (a)	182,726	222,071
Energean PLC (a)	24,045	276,617
Equiniti Group PLC (c)	82,946	200,467
Essentra PLC	86,347	379,213
Eurasia Mining PLC (a)	446,783	168,326
Euromoney Publications PLC	28,566	392,144
Evraz PLC	117,620	1,043,509
Ferrexpo PLC	64,866	393,091
Fever-Tree Drinks PLC	23,746	822,484
First Derivatives PLC (a)	5,320	214,905
Firstgroup PLC (a)	312,935	321,109
Forterra PLC (c)	76,777	309,616
Frasers Group PLC (a)	51,038	363,355
Fresnillo PLC	43,952	499,924
Frontier Developments PLC(a)	5,036	224,298
Funding Circle Holdings PLC (a)(c)	38,228	81,093
Future PLC	25,124	818,861
Games Workshop Group PLC	7,012	1,050,706
Gamesys Group PLC	22,600	603,947
GB Group PLC	44,802	555,936
GCP Student Living PLC	128,039	289,998
Genuit Group PLC	50,173	391,497
Genus PLC	15,773	1,107,681
GlaxoSmithKline PLC	1,142,681	21,116,477
Grainger Trust PLC	170,430	672,223
Great Portland Estates PLC	62,730	600,369
Greatland Gold PLC (a)(b)	923,782	280,674
Greggs PLC (a)	24,547	800,055
Halfords Group PLC (a)	48,161	250,753
Halma PLC	85,835	3,067,878
Hammerson PLC	920,220	506,315
Hargreaves Lansdown PLC	75,637	1,796,164
Hays PLC (a)	405,099	914,161
Helical Bar PLC	24,389	142,814
Hikma Pharmaceuticals PLC	41,395	1,394,913
Hill & Smith Holdings PLC	20,509	416,929
Hochschild Mining PLC	81,798	209,893
HomeServe PLC	71,562	1,081,208
Howden Joinery Group PLC	136,616	1,525,991
HSBC Holdings PLC (United Kingdom)	4,641,466	28,979,987
Hunting PLC	34,510	117,244
Ibstock PLC (c)	131,633	401,396
IG Group Holdings PLC	82,974	1,049,656
IMI PLC	62,029	1,365,502
Imperial Brands PLC	213,265	4,440,034
Inchcape PLC	92,954	1,003,244
Indivior PLC (a)	166,883	351,703
Informa PLC (a)	345,884	2,685,534
IntegraFin Holdings PLC	76,090	590,047
InterContinental Hotel Group PLC (a)	39,341	2,795,692
Intermediate Capital Group PLC	68,710	2,074,338
Intertek Group PLC	37,262	3,158,657
Investec PLC	162,350	653,582
iomart Group PLC	10,748	41,117
IP Group PLC	245,577	435,474
IQE PLC (a)	166,890	135,063
ITM Power PLC (a)	90,937	653,688
ITV PLC	869,773	1,453,452
J Sainsbury PLC	418,448	1,373,663
J.D. Weatherspoon PLC (a)	21,360	394,110
JD Sports Fashion PLC (a)	116,449	1,476,988
Jet2 PLC (a)	33,889	698,058
John Laing Group PLC (c)	118,830	504,146
John Wood Group PLC	150,886	586,801
Johnson Matthey PLC	45,046	2,021,850
Jupiter Fund Management PLC	129,235	461,192
Just Group PLC (a)	239,045	360,175
Kainos Group PLC	17,494	369,166
Keller Group PLC	9,943	113,562
Keywords Studios PLC (a)	16,257	607,544
Kingfisher PLC	489,972	2,418,828
Land Securities Group PLC	158,646	1,579,259
Learning Technologies Group PLC	131,317	327,890
Legal & General Group PLC	1,364,388	5,132,801
Liontrust Asset Management PLC	13,854	309,573
Lloyds Banking Group PLC	16,135,583	10,118,301
London Stock Exchange Group PLC	72,213	7,380,002
Londonmetric Properity PLC	189,968	591,349
LXI REIT PLC	190,083	358,594
M&G PLC	609,158	1,828,096
Marks & Spencer Group PLC (a)(b)	472,737	1,031,540
Marshalls PLC	46,655	468,427
Marston's PLC (a)	147,334	197,371
Mediclinic International PLC (London) (a)	92,314	391,140
Meggitt PLC	174,354	1,122,089
Melrose Industries PLC	1,124,953	2,530,841
Micro Focus International PLC	75,235	536,639
Mitchells & Butlers PLC (a)	68,521	298,466
Mitie Group PLC (a)	257,423	220,774
Mondi PLC	109,910	2,982,697
Moneysupermarket.com Group PLC	140,588	530,443
Morgan Advanced Materials PLC	82,475	337,720
Morgan Sindall PLC	13,366	424,560
National Express Group PLC Class L (a)	121,435	502,453
National Grid PLC	780,836	9,842,872
NatWest Group PLC	1,097,743	2,980,531
NCC Group Ltd.	64,240	240,871
Network International Holdings PLC (a)(c)	103,094	597,845
Next PLC (a)	30,690	3,306,833
Ninety One PLC	113,922	384,519
NMC Health PLC (a)	17,953	6,463
Ocado Group PLC (a)	111,501	3,229,138
On The Beach Group PLC (a)(c)	37,490	214,869
OSB Group PLC	108,576	718,555
Pagegroup PLC	75,939	587,827
Paragon Banking Group PLC	72,654	471,994
Pearson PLC	174,077	1,997,023
Pennon Group PLC	94,048	1,343,011
Persimmon PLC	73,178	3,165,277
Petropavlovsk PLC (a)	573,464	203,381
Pets At Home Group PLC	121,601	745,976
Phoenix Group Holdings PLC	122,257	1,201,149
Premier Foods PLC (a)	134,820	181,538
Primary Health Properties PLC	281,664	588,156
Provident Financial PLC (a)	59,738	201,963
Prudential PLC	595,430	12,607,804
PZ Cussons PLC Class L	76,203	277,834
QinetiQ Group PLC	133,780	613,393
Quilter PLC (c)	472,790	1,067,568
Rathbone Brothers PLC	14,731	344,225
Reckitt Benckiser Group PLC	161,682	14,395,789
Redde Northgate PLC	82,720	415,835
Redrow PLC	67,074	640,276
RELX PLC:
rights (a)(d)	435,944	201,088
(London Stock Exchange)	435,944	11,315,726
Renishaw PLC	8,475	733,281
Rentokil Initial PLC	421,182	2,910,694
Restore PLC	43,226	238,789
Rightmove PLC	209,964	1,780,421
Rio Tinto PLC	255,346	21,387,083
Rolls-Royce Holdings PLC	1,918,946	2,772,598
Rotork PLC	204,287	972,222
Royal Dutch Shell PLC:
Class A (United Kingdom)	1,018,620	19,166,634
Class B (United Kingdom)	757,619	13,556,585
Royal Mail PLC (a)	221,810	1,519,400
RSA Insurance Group PLC	230,653	2,173,740
RWS Holdings PLC	67,649	641,841
S4 Capital PLC (a)	64,730	499,720
Sabre Insurance Group PLC (c)	68,008	244,668
Safestore Holdings PLC	48,465	569,931
Sage Group PLC	247,921	2,184,456
Savills PLC	33,674	555,740
Schroders PLC	27,610	1,375,759
Segro PLC	267,230	3,710,878
Senior Engineering Group PLC	101,169	151,176
Serco Group PLC	299,575	579,633
Severn Trent PLC	52,489	1,795,576
Shaftesbury PLC (a)	46,943	407,461
Signature Aviation PLC	186,488	1,041,272
Smart Metering Systems PLC	24,587	275,722
Smith & Nephew PLC	200,154	4,332,084
Smiths Group PLC	89,969	2,019,711
Softcat PLC	30,876	817,434
Spectris PLC	27,726	1,245,989
Spirax-Sarco Engineering PLC	16,617	2,711,413
Spire Healthcare Group PLC (c)	59,808	165,196
Spirent Communications PLC	170,226	598,071
SSE PLC	237,180	4,808,543
SSP Group PLC	184,917	817,215
St. James's Place Capital PLC	124,366	2,338,453
St. Modwen Properties PLC	56,064	336,034
Standard Chartered PLC (United Kingdom)	610,261	4,379,194
Standard Life PLC	512,319	1,963,418
Synthomer PLC	79,851	560,765
Tate & Lyle PLC	112,693	1,245,077
Taylor Wimpey PLC	841,454	2,087,114
Team17 Group PLC (a)	22,923	245,348
Telecom Plus PLC	19,977	358,660
Tesco PLC	1,759,790	5,371,879
The Go-Ahead Group PLC (a)	11,430	192,898
The Restaurant Group PLC (a)	195,245	323,572
The Weir Group PLC	60,897	1,612,232
TI Fluid Systems PLC (c)	50,677	208,563
TORM PLC	5,230	46,124
Trainline PLC (a)(c)	107,837	681,496
Travis Perkins PLC (a)	52,950	1,123,956
Tritax Big Box REIT PLC	371,537	976,451
Tullow Oil PLC (a)	327,059	244,361
Ultra Electronics Holdings PLC	15,498	432,779
Unilever PLC	598,476	35,056,999
Unite Group PLC	72,477	1,166,099
United Utilities Group PLC	152,492	2,039,702
Vectura Group PLC	170,359	264,919
Vesuvius PLC	50,699	376,696
Victoria PLC (a)	19,921	269,617
Victrex PLC	22,341	724,453
Virgin Money UK PLC (a)	299,062	826,452
Vistry Group PLC	50,432	861,908
Vodafone Group PLC	6,076,339	11,467,272
WH Smith PLC (a)	29,990	749,453
Whitbread PLC (a)	46,298	2,074,209
Wickes Group PLC (a)	54,883	189,453
WM Morrison Supermarkets PLC	569,523	1,367,399
Workspace Group PLC	34,429	389,895

TOTAL UNITED KINGDOM		632,955,366

United States of America - 0.1%
360 Finance, Inc. ADR (a)	15,429	395,137
DouYu International Holdings Ltd. ADR (a)	27,378	249,414
Fiverr International Ltd. (a)(b)	2,518	523,920
LexinFintech Holdings Ltd. ADR (a)	30,828	280,227
Li Auto, Inc. ADR (a)(b)	40,960	808,550
Nano-X Imaging Ltd. (a)(b)	2,549	85,519
Southern Copper Corp.	19,558	1,357,521
Yum China Holdings, Inc.	91,337	5,746,924

TOTAL UNITED STATES OF AMERICA		9,447,212

TOTAL COMMON STOCKS
(Cost $5,808,879,739)		7,045,855,894

Nonconvertible Preferred Stocks - 1.0%
Brazil - 0.3%
Alpargatas SA (PN) (a)	48,400	353,997
Azul SA (a)	53,400	378,476
Banco ABC Brasil SA	52,373	142,694
Banco Bradesco SA (PN)	1,046,284	4,593,822
Banco do Estado Rio Grande do Sul SA Class B	92,900	209,502
Banco Pan SA	91,200	308,754
Bradespar SA (PN)	50,079	654,653
Centrais Eletricas Brasileiras SA (Electrobras) (PN-B)	70,811	482,063
Cia de Saneamento do Parana	46,500	36,467
Companhia Energetica de Minas Gerais (CEMIG) (PN)	219,603	559,514
Companhia Energetica de Sao Paulo Series B	59,300	276,192
Companhia Paranaense de Energia-COPEL (PN-B)	235,600	271,510
Gerdau SA	259,503	1,587,005
Gol Linhas Aereas Inteligentes SA (PN) (a)	30,900	133,394
Itau Unibanco Holding SA	1,110,560	5,628,394
Itausa-Investimentos Itau SA (PN)	974,132	1,804,064
Lojas Americanas SA (PN)	219,143	841,547
Marcopolo SA (PN)	156,656	75,270
Metalurgica Gerdau SA (PN)	213,400	583,780
Petroleo Brasileiro SA - Petrobras (PN) (non-vtg.)	1,087,686	4,729,548
Usinas Siderurgicas de Minas Gerais SA - Usiminas (PN-A) (non-vtg.)	103,200	426,513

TOTAL BRAZIL		24,077,159

Chile - 0.0%
Embotelladora Andina SA Class B	91,616	218,492
Sociedad Quimica y Minera de Chile SA (PN-B) (a)	36,021	1,897,979

TOTAL CHILE		2,116,471

Colombia - 0.0%
Bancolombia SA (PN)	91,503	682,621
Germany - 0.4%
Bayerische Motoren Werke AG (BMW) (non-vtg.)	14,812	1,214,487
Draegerwerk AG & Co. KGaA (non-vtg.)	2,766	258,219
Fuchs Petrolub AG	16,067	856,496
Henkel AG & Co. KGaA	36,924	4,242,088
Jungheinrich AG	11,708	612,585
Porsche Automobil Holding SE (Germany)	35,236	3,714,457
Sartorius AG (non-vtg.)	8,194	4,622,200
Sixt AG Preference Shares	2,910	240,350
Sto SE & Co. KGaA	572	108,517
Volkswagen AG	41,244	10,745,199

TOTAL GERMANY		26,614,598

Italy - 0.0%
Danieli & C. Officine Meccaniche SpA	7,847	125,662
Korea (South) - 0.3%
Daishin Securities Co. Ltd.	14,209	207,110
Hyundai Motor Co.	5,997	571,128
Hyundai Motor Co. Series 2	13,912	1,318,697
LG Chemical Ltd.	1,896	755,328
LG Household & Health Care Ltd.	464	297,085
Samsung Electronics Co. Ltd.	213,800	14,013,968

TOTAL KOREA (SOUTH)		17,163,316

Russia - 0.0%
Surgutneftegas OJSC	1,417,855	807,739
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $61,545,514)		71,587,566
	Principal Amount	Value

Government Obligations - 0.0%
United States of America - 0.0%
U.S. Treasury Bills, yield at date of purchase 0.09% 5/6/21 (Cost $2,999,964)(f)	3,000,000	2,999,999
	Shares	Value

Money Market Funds - 1.8%
Fidelity Cash Central Fund 0.04% (g)	86,515,147	86,532,450
Fidelity Securities Lending Cash Central Fund 0.04% (g)(h)	43,993,161	43,997,560
TOTAL MONEY MARKET FUNDS
(Cost $130,530,010)		130,530,010
TOTAL INVESTMENT IN SECURITIES - 100.6%
(Cost $6,003,955,227)		7,250,973,469
NET OTHER ASSETS (LIABILITIES) - (0.6)%		(46,759,114)
NET ASSETS - 100%		$7,204,214,355
Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	464	June 2021	$52,408,800	$1,183,043	$1,183,043
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	391	June 2021	26,130,530	397,296	397,296
TME S&P/TSX 60 Index Contracts (Canada)	30	June 2021	5,542,367	92,892	92,892
TOTAL FUTURES CONTRACTS					$1,673,231

The notional amount of futures purchased as a percentage of Net Assets is 1.2%

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $220,813,849 or 3.1% of net assets.

 (d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (e) Level 3 security

 (f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $2,999,999.

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (h) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$38,998
Fidelity Securities Lending Cash Central Fund	461,298
Total	$500,296

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$472,823,985	$243,676,930	$229,144,886	$2,169
Consumer Discretionary	958,278,780	739,888,700	217,490,032	900,048
Consumer Staples	570,525,191	339,540,935	230,931,400	52,856
Energy	291,056,752	181,107,784	109,948,792	176
Financials	1,261,017,904	960,057,494	300,625,706	334,704
Health Care	619,780,566	344,538,993	275,133,512	108,061
Industrials	918,243,211	716,800,510	198,927,581	2,515,120
Information Technology	911,213,338	600,599,422	309,529,974	1,083,942
Materials	629,793,512	504,448,979	124,843,598	500,935
Real Estate	261,150,391	260,397,797	310,146	442,448
Utilities	223,559,830	166,070,842	57,488,988	--
Government Obligations	2,999,999	--	2,999,999	--
Money Market Funds	130,530,010	130,530,010	--	--
Total Investments in Securities:	$7,250,973,469	$5,187,658,396	$2,057,374,614	$5,940,459
Derivative Instruments:
Assets
Futures Contracts	$1,673,231	$1,673,231	$--	$--
Total Assets	$1,673,231	$1,673,231	$--	$--
Total Derivative Instruments:	$1,673,231	$1,673,231	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of April 30, 2021. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$1,673,231	$0
Total Equity Risk	1,673,231	0
Total Value of Derivatives	$1,673,231	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		April 30, 2021 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $37,880,068) — See accompanying schedule: Unaffiliated issuers (cost $5,873,425,217)	$7,120,443,459
Fidelity Central Funds (cost $130,530,010)	130,530,010
Total Investment in Securities (cost $6,003,955,227)		$7,250,973,469
Segregated cash with brokers for derivative instruments		1,848,343
Cash		65,970
Foreign currency held at value (cost $26,315,060)		26,289,431
Receivable for investments sold		58,392
Receivable for fund shares sold		15,088,376
Dividends receivable		23,899,560
Distributions receivable from Fidelity Central Funds		81,401
Other receivables		7,987
Total assets		7,318,312,929
Liabilities
Payable for investments purchased
Regular delivery	$58,399,730
Delayed delivery	642,076
Payable for fund shares redeemed	4,234,750
Accrued management fee	353,170
Payable for daily variation margin on futures contracts	1,049,149
Other payables and accrued expenses	5,420,856
Collateral on securities loaned	43,998,843
Total liabilities		114,098,574
Net Assets		$7,204,214,355
Net Assets consist of:
Paid in capital		$5,940,424,927
Total accumulated earnings (loss)		1,263,789,428
Net Assets		$7,204,214,355
Net Asset Value, offering price and redemption price per share ($7,204,214,355 ÷ 496,275,995 shares)		$14.52

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended April 30, 2021 (Unaudited)
Investment Income
Dividends		$76,850,053
Interest		2,814
Income from Fidelity Central Funds (including $461,298 from security lending)		500,296
Income before foreign taxes withheld		77,353,163
Less foreign taxes withheld		(7,839,338)
Total income		69,513,825
Expenses
Management fee	$1,854,218
Independent trustees' fees and expenses	8,591
Interest	837
Total expenses		1,863,646
Net investment income (loss)		67,650,179
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $71,196)	(9,611,987)
Fidelity Central Funds	(9,052)
Foreign currency transactions	1,361,809
Futures contracts	10,254,131
Total net realized gain (loss)		1,994,901
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers (net of increase in deferred foreign taxes of $4,663,318)	1,276,351,003
Assets and liabilities in foreign currencies	199,889
Futures contracts	1,873,561
Total change in net unrealized appreciation (depreciation)		1,278,424,453
Net gain (loss)		1,280,419,354
Net increase (decrease) in net assets resulting from operations		$1,348,069,533

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended April 30, 2021 (Unaudited)	Year ended October 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$67,650,179	$96,983,077
Net realized gain (loss)	1,994,901	(20,531,010)
Change in net unrealized appreciation (depreciation)	1,278,424,453	(134,178,799)
Net increase (decrease) in net assets resulting from operations	1,348,069,533	(57,726,732)
Distributions to shareholders	(90,362,587)	(89,709,041)
Share transactions
Proceeds from sales of shares	2,191,464,655	2,811,867,157
Reinvestment of distributions	85,865,324	85,197,461
Cost of shares redeemed	(987,088,127)	(1,348,069,877)
Net increase (decrease) in net assets resulting from share transactions	1,290,241,852	1,548,994,741
Total increase (decrease) in net assets	2,547,948,798	1,401,558,968
Net Assets
Beginning of period	4,656,265,557	3,254,706,589
End of period	$7,204,214,355	$4,656,265,557
Other Information
Shares
Sold	158,032,427	249,286,015
Issued in reinvestment of distributions	6,485,296	7,099,791
Redeemed	(71,864,742)	(121,913,996)
Net increase (decrease)	92,652,981	134,471,810

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Total International Index Fund

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2021	2020	2019	2018	2017	2016 A
Selected Per–Share Data
Net asset value, beginning of period	$11.54	$12.09	$11.14	$12.39	$10.09	$10.00
Income from Investment Operations
Net investment income (loss)B	.15	.27	.37	.34	.31	.08
Net realized and unrealized gain (loss)	3.05	(.50)	.81	(1.36)	2.04	.01
Total from investment operations	3.20	(.23)	1.18	(1.02)	2.35	.09
Distributions from net investment income	(.22)	(.32)	(.23)	(.17)	(.04)	–
Distributions from net realized gain	–	–	–	(.06)	(.01)	–
Total distributions	(.22)	(.32)	(.23)	(.23)	(.05)	–
Redemption fees added to paid in capitalB	–	–	–	–C	–C	–C
Net asset value, end of period	$14.52	$11.54	$12.09	$11.14	$12.39	$10.09
Total ReturnD,E	27.91%	(1.97)%	10.88%	(8.42)%	23.37%	.90%
Ratios to Average Net AssetsF,G
Expenses before reductions	.06%H	.06%	.06%	.06%	.06%	.10%H
Expenses net of fee waivers, if any	.06%H	.06%	.06%	.06%	.06%	.06%H
Expenses net of all reductions	.06%H	.06%	.06%	.06%	.06%	.06%H
Net investment income (loss)	2.19%H	2.41%	3.25%	2.81%	2.65%	2.09%H
Supplemental Data
Net assets, end of period (000 omitted)	$7,204,214	$4,656,266	$3,254,707	$589,295	$135,488	$1,289
Portfolio turnover rateI	4%H	4%	4%	3%	2%	1%J

 A For the period June 7, 2016 (commencement of operations) to October 31, 2016.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended April 30, 2021

1. Organization.

Fidelity Total International Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005% to .01%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2021 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), partnerships, market discount, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$1,583,594,640
Gross unrealized depreciation	(355,218,439)
Net unrealized appreciation (depreciation)	$1,228,376,201
Tax cost	$6,024,270,499

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Long-term	$(10,390,911)
Total capital loss carryforward	$(10,390,911)

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Total International Index Fund	1,341,778,363	127,164,145

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is based on an annual rate of .06% of the Fund's average net assets. Under the management contract, the investment adviser pays all other operating expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity Total International Index Fund	Borrower	$8,040,000.34%		$837

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.

8. Security Lending.

Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Total International Index Fund	$20,182	$1,142	$–

9. Other.

Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

10. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2020 to April 30, 2021).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value November 1, 2020	Ending Account Value April 30, 2021	Expenses Paid During Period-B November 1, 2020 to April 30, 2021
Fidelity Total International Index Fund	.06%
Actual		$1,000.00	$1,279.10	$.34
Hypothetical-C		$1,000.00	$1,024.50	$.30

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage the Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund’s Board of Trustees (the Board) has designated the Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2019 through November 30, 2020. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

TI1-I-SANN-0621
1.9879614.104

Fidelity® U.S. Sustainability Index Fund

Semi-Annual Report

April 30, 2021

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

The funds or securities referred to herein are not sponsored, endorsed, or promoted by MSCI, and MSCI bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. The prospectus contains a more detailed description of the limited relationship MSCI has with Fidelity and any related funds.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2021 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, 2020 the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, global governments and central banks took unprecedented action to help support consumers, businesses, and the broader economies, and to limit disruption to financial systems.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Top Ten Stocks as of April 30, 2021

% of fund's net assets
Microsoft Corp.	10.0
Alphabet, Inc. Class C	4.0
Alphabet, Inc. Class A	3.9
Tesla, Inc.	3.0
Johnson & Johnson	2.4
Visa, Inc. Class A	2.2
NVIDIA Corp.	2.0
The Home Depot, Inc.	1.9
MasterCard, Inc. Class A	1.9
The Walt Disney Co.	1.9
33.2

Top Five Market Sectors as of April 30, 2021

% of fund's net assets
Information Technology	27.1
Consumer Discretionary	13.5
Health Care	12.3
Communication Services	12.2
Financials	10.9

Asset Allocation (% of fund's net assets)

As of April 30, 2021*
Stocks and Equity Futures	99.6%
Short-Term Investments and Net Other Assets (Liabilities)	0.4%

 * Foreign investments - 4.8%

Schedule of Investments April 30, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.4%
	Shares	Value
COMMUNICATION SERVICES - 12.2%
Diversified Telecommunication Services - 1.4%
Liberty Global PLC:
Class A (a)	10,355	$278,550
Class C (a)	23,447	634,476
Lumen Technologies, Inc.	59,144	758,818
Verizon Communications, Inc.	262,509	15,170,395
		16,842,239
Entertainment - 2.5%
Activision Blizzard, Inc.	49,024	4,470,499
Electronic Arts, Inc.	18,400	2,614,272
The Walt Disney Co. (a)	114,851	21,364,583
		28,449,354
Interactive Media & Services - 7.9%
Alphabet, Inc.:
Class A (a)	19,072	44,885,952
Class C (a)	18,833	45,389,790
		90,275,742
Media - 0.4%
Cable One, Inc.	305	545,950
Discovery Communications, Inc.:
Class A (a)	10,128	381,420
Class C (non-vtg.) (a)	19,587	632,856
Liberty Broadband Corp. Class C (a)	10,093	1,642,333
Omnicom Group, Inc.	13,636	1,121,697
		4,324,256

TOTAL COMMUNICATION SERVICES		139,891,591

CONSUMER DISCRETIONARY - 13.5%
Auto Components - 0.3%
Aptiv PLC (a)	17,129	2,464,692
BorgWarner, Inc.	15,509	753,427
		3,218,119
Automobiles - 3.0%
Tesla, Inc. (a)	48,104	34,126,902
Distributors - 0.2%
Genuine Parts Co.	9,149	1,143,351
LKQ Corp. (a)	18,335	856,428
		1,999,779
Hotels, Restaurants & Leisure - 2.9%
ARAMARK Holdings Corp.	14,389	559,300
Darden Restaurants, Inc.	8,258	1,211,614
Domino's Pizza, Inc.	2,500	1,055,850
Hilton Worldwide Holdings, Inc.	17,600	2,265,120
McDonald's Corp.	47,268	11,159,029
Royal Caribbean Cruises Ltd.	14,533	1,263,644
Starbucks Corp.	74,455	8,524,353
The Booking Holdings, Inc. (a)	2,598	6,406,876
Vail Resorts, Inc.	2,559	832,084
		33,277,870
Household Durables - 0.4%
Garmin Ltd.	9,096	1,248,335
Mohawk Industries, Inc. (a)	3,838	788,709
Newell Brands, Inc.	25,597	690,095
NVR, Inc. (a)	224	1,124,054
Whirlpool Corp.	3,971	938,943
		4,790,136
Internet & Direct Marketing Retail - 0.6%
eBay, Inc.	43,726	2,439,474
MercadoLibre, Inc. (a)	2,842	4,464,725
		6,904,199
Leisure Products - 0.1%
Hasbro, Inc.	8,255	820,960
Multiline Retail - 0.6%
Target Corp.	31,766	6,583,821
Specialty Retail - 4.1%
Advance Auto Parts, Inc.	4,315	863,690
Best Buy Co., Inc.	14,776	1,718,006
Burlington Stores, Inc. (a)	4,202	1,371,239
CarMax, Inc. (a)	10,408	1,386,762
Lowe's Companies, Inc.	46,481	9,121,896
Ross Stores, Inc.	22,583	2,957,018
The Home Depot, Inc.	68,296	22,105,366
TJX Companies, Inc.	76,063	5,400,473
Tractor Supply Co.	7,389	1,393,565
Ulta Beauty, Inc. (a)	3,394	1,117,814
		47,435,829
Textiles, Apparel & Luxury Goods - 1.3%
lululemon athletica, Inc. (a)	7,853	2,632,875
NIKE, Inc. Class B	79,599	10,556,419
VF Corp.	21,027	1,843,227
		15,032,521

TOTAL CONSUMER DISCRETIONARY		154,190,136

CONSUMER STAPLES - 5.9%
Beverages - 2.3%
PepsiCo, Inc.	87,667	12,638,075
The Coca-Cola Co.	258,984	13,979,956
		26,618,031
Food Products - 0.6%
Bunge Ltd.	8,856	747,624
Campbell Soup Co.	11,455	546,976
General Mills, Inc.	38,781	2,360,212
Hormel Foods Corp.	18,864	871,517
Kellogg Co.	16,354	1,020,817
McCormick & Co., Inc. (non-vtg.)	15,775	1,425,429
		6,972,575
Household Products - 2.6%
Colgate-Palmolive Co.	51,658	4,168,801
Kimberly-Clark Corp.	21,577	2,876,646
Procter & Gamble Co.	157,294	20,986,165
The Clorox Co.	7,994	1,458,905
		29,490,517
Personal Products - 0.4%
Estee Lauder Companies, Inc. Class A	14,371	4,509,620

TOTAL CONSUMER STAPLES		67,590,743

ENERGY - 1.3%
Energy Equipment & Services - 0.3%
Baker Hughes Co. Class A	43,599	875,468
Schlumberger Ltd.	88,275	2,387,839
		3,263,307
Oil, Gas & Consumable Fuels - 1.0%
Cheniere Energy, Inc. (a)	14,400	1,116,288
Marathon Petroleum Corp.	41,270	2,296,676
ONEOK, Inc.	28,187	1,475,308
Phillips 66 Co.	27,705	2,241,612
The Williams Companies, Inc.	76,974	1,875,087
Valero Energy Corp.	25,867	1,913,123
		10,918,094

TOTAL ENERGY		14,181,401

FINANCIALS - 10.9%
Banks - 2.2%
Citizens Financial Group, Inc.	27,086	1,253,540
First Republic Bank	11,032	2,021,504
Huntington Bancshares, Inc.	64,564	989,120
KeyCorp	61,930	1,347,597
M&T Bank Corp.	8,137	1,283,124
PNC Financial Services Group, Inc.	26,877	5,024,655
Regions Financial Corp.	60,910	1,327,838
SVB Financial Group (a)	3,285	1,878,462
Truist Financial Corp.	85,515	5,071,895
U.S. Bancorp	86,003	5,104,278
		25,302,013
Capital Markets - 4.4%
Ameriprise Financial, Inc.	7,482	1,933,349
Bank of New York Mellon Corp.	50,591	2,523,479
BlackRock, Inc. Class A	9,674	7,925,908
Carlyle Group LP	9,009	384,324
Cboe Global Markets, Inc.	6,852	715,143
Charles Schwab Corp.	97,042	6,831,757
CME Group, Inc.	22,772	4,599,716
FactSet Research Systems, Inc.	2,409	809,954
Franklin Resources, Inc.	19,286	578,580
Intercontinental Exchange, Inc.	35,605	4,191,065
Invesco Ltd.	24,807	669,789
MarketAxess Holdings, Inc.	2,408	1,176,212
Moody's Corp.	10,722	3,502,985
NASDAQ, Inc.	7,283	1,176,496
Northern Trust Corp.	12,539	1,426,938
Raymond James Financial, Inc.	7,817	1,022,307
S&P Global, Inc.	15,263	5,958,523
State Street Corp.	22,379	1,878,717
T. Rowe Price Group, Inc.	14,362	2,573,670
		49,878,912
Consumer Finance - 0.9%
Ally Financial, Inc.	23,710	1,219,880
American Express Co.	43,418	6,658,150
Discover Financial Services	19,443	2,216,502
		10,094,532
Diversified Financial Services - 0.1%
Equitable Holdings, Inc.	25,443	870,914
Voya Financial, Inc.	7,983	541,407
		1,412,321
Insurance - 3.3%
Allstate Corp.	19,288	2,445,718
American Financial Group, Inc.	4,702	577,688
American International Group, Inc.	54,649	2,647,744
Aon PLC	14,502	3,646,383
Arch Capital Group Ltd. (a)	25,742	1,022,215
Arthur J. Gallagher & Co.	12,195	1,767,665
Assurant, Inc.	3,742	582,255
Chubb Ltd.	28,632	4,912,965
Erie Indemnity Co. Class A	1,621	346,926
Hartford Financial Services Group, Inc.	22,727	1,499,073
Lincoln National Corp.	12,255	785,913
Loews Corp.	15,722	876,502
Marsh & McLennan Companies, Inc.	32,171	4,365,605
Principal Financial Group, Inc.	17,417	1,112,424
Progressive Corp.	37,145	3,741,987
Prudential Financial, Inc.	25,121	2,521,144
Reinsurance Group of America, Inc.	4,292	560,235
The Travelers Companies, Inc.	16,067	2,484,922
Willis Towers Watson PLC	8,176	2,116,439
		38,013,803

TOTAL FINANCIALS		124,701,581

HEALTH CARE - 12.3%
Biotechnology - 2.9%
AbbVie, Inc.	111,993	12,487,220
Amgen, Inc.	36,929	8,849,666
Biogen, Inc. (a)	9,761	2,609,408
BioMarin Pharmaceutical, Inc. (a)	11,531	898,496
Gilead Sciences, Inc.	79,515	5,046,817
Vertex Pharmaceuticals, Inc. (a)	16,494	3,598,991
		33,490,598
Health Care Equipment & Supplies - 2.1%
Abiomed, Inc. (a)	2,868	919,854
Align Technology, Inc. (a)	4,752	2,829,959
Becton, Dickinson & Co.	18,398	4,577,606
Dentsply Sirona, Inc.	13,884	937,309
DexCom, Inc. (a)	6,091	2,351,735
Edwards Lifesciences Corp. (a)	39,534	3,776,288
Hologic, Inc. (a)	16,302	1,068,596
IDEXX Laboratories, Inc. (a)	5,411	2,970,585
ResMed, Inc.	9,192	1,727,820
STERIS PLC	5,411	1,141,829
West Pharmaceutical Services, Inc.	4,689	1,540,430
		23,842,011
Health Care Providers & Services - 1.9%
AmerisourceBergen Corp.	9,717	1,173,814
Cardinal Health, Inc.	18,611	1,122,988
Centene Corp. (a)	36,782	2,270,921
Cigna Corp.	22,918	5,706,811
DaVita HealthCare Partners, Inc. (a)	4,952	577,057
HCA Holdings, Inc.	17,173	3,452,803
Henry Schein, Inc. (a)	9,066	657,285
Humana, Inc.	8,396	3,738,235
Laboratory Corp. of America Holdings (a)	6,179	1,642,811
Quest Diagnostics, Inc.	8,549	1,127,442
		21,470,167
Health Care Technology - 0.2%
Cerner Corp.	19,446	1,459,422
Teladoc Health, Inc. (a)(b)	7,356	1,267,807
		2,727,229
Life Sciences Tools & Services - 0.5%
Agilent Technologies, Inc.	19,555	2,613,330
Mettler-Toledo International, Inc. (a)	1,509	1,981,800
Waters Corp. (a)	3,935	1,179,988
		5,775,118
Pharmaceuticals - 4.7%
Bristol-Myers Squibb Co.	143,345	8,947,595
Jazz Pharmaceuticals PLC (a)	3,546	582,962
Johnson & Johnson	166,996	27,175,259
Merck & Co., Inc.	160,492	11,956,654
Zoetis, Inc. Class A	30,148	5,216,508
		53,878,978

TOTAL HEALTH CARE		141,184,101

INDUSTRIALS - 9.3%
Aerospace & Defense - 0.2%
Howmet Aerospace, Inc. (a)	24,746	790,882
Teledyne Technologies, Inc. (a)	2,339	1,047,287
		1,838,169
Air Freight & Logistics - 1.0%
C.H. Robinson Worldwide, Inc.	8,644	839,160
Expeditors International of Washington, Inc.	10,730	1,178,798
United Parcel Service, Inc. Class B	45,368	9,248,720
		11,266,678
Airlines - 0.0%
Delta Air Lines, Inc. (a)	10,123	474,971
Building Products - 0.8%
Allegion PLC	5,836	784,242
Fortune Brands Home & Security, Inc.	8,825	926,449
Johnson Controls International PLC	45,914	2,862,279
Lennox International, Inc.	2,185	732,718
Masco Corp.	16,595	1,060,089
Owens Corning	6,876	665,666
Trane Technologies PLC	15,230	2,647,431
		9,678,874
Commercial Services & Supplies - 0.5%
Copart, Inc. (a)	13,479	1,678,270
Waste Management, Inc.	26,806	3,698,424
		5,376,694
Electrical Equipment - 0.5%
Eaton Corp. PLC	25,286	3,614,128
Rockwell Automation, Inc.	7,370	1,947,596
		5,561,724
Industrial Conglomerates - 0.9%
3M Co.	36,590	7,213,353
Roper Technologies, Inc.	6,652	2,969,719
		10,183,072
Machinery - 2.9%
Caterpillar, Inc.	34,462	7,861,127
Cummins, Inc.	9,388	2,366,152
Deere & Co.	18,885	7,003,502
Dover Corp.	9,140	1,363,597
IDEX Corp.	4,800	1,076,160
Illinois Tool Works, Inc.	20,079	4,627,406
PACCAR, Inc.	21,976	1,975,203
Parker Hannifin Corp.	8,170	2,563,828
Pentair PLC	10,565	681,548
Snap-On, Inc.	3,266	776,002
Stanley Black & Decker, Inc.	10,163	2,101,404
Xylem, Inc.	11,431	1,264,840
		33,660,769
Professional Services - 0.3%
IHS Markit Ltd.	24,005	2,582,458
Robert Half International, Inc.	7,246	634,822
		3,217,280
Road & Rail - 1.8%
AMERCO	624	372,297
CSX Corp.	48,510	4,887,383
Kansas City Southern	5,937	1,734,851
Norfolk Southern Corp.	16,110	4,498,556
Union Pacific Corp.	42,746	9,493,459
		20,986,546
Trading Companies & Distributors - 0.4%
Fastenal Co.	36,412	1,903,619
United Rentals, Inc. (a)	4,575	1,463,771
W.W. Grainger, Inc.	2,893	1,254,231
		4,621,621

TOTAL INDUSTRIALS		106,866,398

INFORMATION TECHNOLOGY - 27.1%
Communications Equipment - 1.2%
Cisco Systems, Inc.	268,046	13,646,222
Electronic Equipment & Components - 0.3%
Cognex Corp.	11,085	954,640
Keysight Technologies, Inc. (a)	11,753	1,696,546
Trimble, Inc. (a)	15,865	1,300,930
		3,952,116
IT Services - 5.9%
Accenture PLC Class A	40,190	11,653,894
IBM Corp.	56,525	8,019,767
MasterCard, Inc. Class A	56,434	21,561,174
The Western Union Co.	26,080	671,821
Visa, Inc. Class A	107,358	25,074,534
		66,981,190
Semiconductors & Semiconductor Equipment - 5.4%
Applied Materials, Inc.	57,933	7,688,288
Intel Corp.	259,960	14,955,499
Lam Research Corp.	9,135	5,667,811
NVIDIA Corp.	39,267	23,575,121
Texas Instruments, Inc.	58,230	10,511,097
		62,397,816
Software - 13.9%
Adobe, Inc. (a)	30,431	15,469,295
Autodesk, Inc. (a)	13,909	4,060,176
Cadence Design Systems, Inc. (a)	17,691	2,331,143
Citrix Systems, Inc.	7,420	918,967
Intuit, Inc.	16,667	6,869,471
Microsoft Corp.	455,624	114,899,254
Salesforce.com, Inc. (a)	57,726	13,295,452
VMware, Inc. Class A (a)(b)	5,401	868,643
		158,712,401
Technology Hardware, Storage & Peripherals - 0.4%
Hewlett Packard Enterprise Co.	81,598	1,307,200
HP, Inc.	87,124	2,971,800
		4,279,000

TOTAL INFORMATION TECHNOLOGY		309,968,745

MATERIALS - 3.0%
Chemicals - 2.2%
Axalta Coating Systems Ltd. (a)	13,460	429,239
DuPont de Nemours, Inc.	34,031	2,624,130
Ecolab, Inc.	16,297	3,652,484
International Flavors & Fragrances, Inc.	14,197	2,018,387
Linde PLC	33,295	9,517,043
PPG Industries, Inc.	14,983	2,565,689
Sherwin-Williams Co.	15,556	4,260,322
The Mosaic Co.	22,841	803,546
		25,870,840
Containers & Packaging - 0.3%
Amcor PLC	99,484	1,168,937
Ball Corp.	20,752	1,943,217
		3,112,154
Metals & Mining - 0.5%
Newmont Corp.	50,965	3,180,726
Nucor Corp.	19,152	1,575,444
Steel Dynamics, Inc.	13,341	723,349
		5,479,519

TOTAL MATERIALS		34,462,513

REAL ESTATE - 2.8%
Equity Real Estate Investment Trusts (REITs) - 2.7%
Alexandria Real Estate Equities, Inc.	8,559	1,550,035
American Tower Corp.	28,180	7,179,419
Boston Properties, Inc.	9,379	1,025,594
Equinix, Inc.	5,652	4,073,736
Equity Residential (SBI)	23,611	1,752,645
Healthpeak Properties, Inc.	34,135	1,172,196
Host Hotels & Resorts, Inc.	44,732	812,333
Iron Mountain, Inc.	18,275	733,193
Prologis (REIT), Inc.	46,891	5,464,208
SBA Communications Corp. Class A	7,049	2,112,726
UDR, Inc.	18,720	869,544
Welltower, Inc.	26,470	1,986,044
Weyerhaeuser Co.	47,343	1,835,488
		30,567,161
Real Estate Management & Development - 0.1%
CBRE Group, Inc. (a)	21,277	1,812,800

TOTAL REAL ESTATE		32,379,961

UTILITIES - 1.1%
Electric Utilities - 0.3%
Edison International	24,005	1,427,097
Eversource Energy	21,742	1,874,595
		3,301,692
Gas Utilities - 0.1%
Atmos Energy Corp.	8,009	829,652
UGI Corp.	13,271	580,075
		1,409,727
Multi-Utilities - 0.5%
CenterPoint Energy, Inc.	34,541	845,909
Consolidated Edison, Inc.	21,235	1,643,801
Sempra Energy	18,295	2,516,843
		5,006,553
Water Utilities - 0.2%
American Water Works Co., Inc.	11,496	1,793,261
Essential Utilities, Inc.	14,773	696,251
		2,489,512

TOTAL UTILITIES		12,207,484

TOTAL COMMON STOCKS
(Cost $912,339,994)		1,137,624,654

Money Market Funds - 0.8%
Fidelity Cash Central Fund 0.04% (c)	6,442,224	6,443,513
Fidelity Securities Lending Cash Central Fund 0.04% (c)(d)	2,102,010	2,102,220
TOTAL MONEY MARKET FUNDS
(Cost $8,545,733)		8,545,733
TOTAL INVESTMENT IN SECURITIES - 100.2%
(Cost $920,885,727)		1,146,170,387
NET OTHER ASSETS (LIABILITIES) - (0.2)%		(1,795,473)
NET ASSETS - 100%		$1,144,374,914

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	12	June 2021	$2,504,640	$160,654	$160,654

The notional amount of futures purchased as a percentage of Net Assets is 0.2%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$2,733
Fidelity Securities Lending Cash Central Fund	3,363
Total	$6,096

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$139,891,591	$139,891,591	$--	$--
Consumer Discretionary	154,190,136	154,190,136	--	--
Consumer Staples	67,590,743	67,590,743	--	--
Energy	14,181,401	14,181,401	--	--
Financials	124,701,581	124,701,581	--	--
Health Care	141,184,101	141,184,101	--	--
Industrials	106,866,398	106,866,398	--	--
Information Technology	309,968,745	309,968,745	--	--
Materials	34,462,513	34,462,513	--	--
Real Estate	32,379,961	32,379,961	--	--
Utilities	12,207,484	12,207,484	--	--
Money Market Funds	8,545,733	8,545,733	--	--
Total Investments in Securities:	$1,146,170,387	$1,146,170,387	$--	$--
Derivative Instruments:
Assets
Futures Contracts	$160,654	$160,654	$--	$--
Total Assets	$160,654	$160,654	$--	$--
Total Derivative Instruments:	$160,654	$160,654	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of April 30, 2021. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$160,654	$0
Total Equity Risk	160,654	0
Total Value of Derivatives	$160,654	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		April 30, 2021 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $2,060,001) — See accompanying schedule: Unaffiliated issuers (cost $912,339,994)	$1,137,624,654
Fidelity Central Funds (cost $8,545,733)	8,545,733
Total Investment in Securities (cost $920,885,727)		$1,146,170,387
Segregated cash with brokers for derivative instruments		385,000
Receivable for fund shares sold		6,832,845
Dividends receivable		944,050
Distributions receivable from Fidelity Central Funds		700
Total assets		1,154,332,982
Liabilities
Payable for investments purchased	$6,967,462
Payable for fund shares redeemed	735,845
Accrued management fee	100,103
Payable for daily variation margin on futures contracts	52,025
Other payables and accrued expenses	483
Collateral on securities loaned	2,102,150
Total liabilities		9,958,068
Net Assets		$1,144,374,914
Net Assets consist of:
Paid in capital		$919,117,397
Total accumulated earnings (loss)		225,257,517
Net Assets		$1,144,374,914
Net Asset Value, offering price and redemption price per share ($1,144,374,914 ÷ 62,469,403 shares)		$18.32

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended April 30, 2021 (Unaudited)
Investment Income
Dividends		$5,857,452
Income from Fidelity Central Funds (including $3,363 from security lending)		6,096
Total income		5,863,548
Expenses
Management fee	$427,899
Independent trustees' fees and expenses	968
Total expenses before reductions	428,867
Expense reductions	(4)
Total expenses after reductions		428,863
Net investment income (loss)		5,434,685
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(854,099)
Fidelity Central Funds	(200)
Futures contracts	1,296,258
Total net realized gain (loss)		441,959
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	178,330,303
Futures contracts	163,798
Total change in net unrealized appreciation (depreciation)		178,494,101
Net gain (loss)		178,936,060
Net increase (decrease) in net assets resulting from operations		$184,370,745

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended April 30, 2021 (Unaudited)	Year ended October 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$5,434,685	$5,775,459
Net realized gain (loss)	441,959	(3,756,855)
Change in net unrealized appreciation (depreciation)	178,494,101	27,375,694
Net increase (decrease) in net assets resulting from operations	184,370,745	29,394,298
Distributions to shareholders	(5,983,382)	(3,292,427)
Share transactions
Proceeds from sales of shares	550,574,565	385,625,152
Reinvestment of distributions	5,525,267	3,022,374
Cost of shares redeemed	(78,864,421)	(132,091,115)
Net increase (decrease) in net assets resulting from share transactions	477,235,411	256,556,411
Total increase (decrease) in net assets	655,622,774	282,658,282
Net Assets
Beginning of period	488,752,140	206,093,858
End of period	$1,144,374,914	$488,752,140
Other Information
Shares
Sold	32,643,989	28,144,888
Issued in reinvestment of distributions	345,545	223,714
Redeemed	(4,719,256)	(9,802,910)
Net increase (decrease)	28,270,278	18,565,692

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity U.S. Sustainability Index Fund

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2021	2020	2019	2018	2017 A
Selected Per–Share Data
Net asset value, beginning of period	$14.29	$13.18	$11.43	$10.90	$10.00
Income from Investment Operations
Net investment income (loss)B	.12	.23	.23	.21	.09
Net realized and unrealized gain (loss)	4.08	1.08	1.69	.41	.81
Total from investment operations	4.20	1.31	1.92	.62	.90
Distributions from net investment income	(.17)	(.18)	(.15)	(.08)	–
Distributions from net realized gain	–	(.02)	(.02)	(.01)	–
Total distributions	(.17)	(.20)	(.17)	(.09)	–
Net asset value, end of period	$18.32	$14.29	$13.18	$11.43	$10.90
Total ReturnC,D	29.52%	9.99%	17.06%	5.67%	9.00%
Ratios to Average Net AssetsE,F
Expenses before reductions	.11%G	.11%	.11%	.11%	.11%G
Expenses net of fee waivers, if any	.11%G	.11%	.11%	.11%	.11%G
Expenses net of all reductions	.11%G	.11%	.11%	.11%	.11%G
Net investment income (loss)	1.39%G	1.68%	1.84%	1.82%	1.86%G
Supplemental Data
Net assets, end of period (000 omitted)	$1,144,375	$488,752	$206,094	$6,125	$558
Portfolio turnover rateH	7%G	10%	12%	15%	3%I

 A For the period May 9, 2017 (commencement of operations) to October 31, 2017.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended April 30, 2021

1. Organization.

Fidelity U.S. Sustainability Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005% to .01%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2021 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$232,348,529
Gross unrealized depreciation	(8,939,745)
Net unrealized appreciation (depreciation)	$223,408,784
Tax cost	$922,922,257

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$(1,059,685)
Long-term	(1,323,448)
Total capital loss carryforward	$(2,383,133)

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity U.S. Sustainability Index Fund	502,264,104	25,552,846

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is based on an annual rate of .11% of the Fund's average net assets. Under the management contract, the investment adviser pays all other operating expenses, except the compensation of the independent Trustees and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.

8. Security Lending.

Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity U.S. Sustainability Index Fund	$345	$–	$–

9. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $4.

10. Other.

Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

11. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2020 to April 30, 2021).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value November 1, 2020	Ending Account Value April 30, 2021	Expenses Paid During Period-B November 1, 2020 to April 30, 2021
Fidelity U.S. Sustainability Index Fund	.11%
Actual		$1,000.00	$1,295.20	$.63
Hypothetical-C		$1,000.00	$1,024.25	$.55

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage the Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund’s Board of Trustees (the Board) has designated the Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2019 through November 30, 2020. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

USY-SANN-0621
1.9883816.103

Fidelity® International Sustainability Index Fund

Semi-Annual Report

April 30, 2021

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

The funds or securities referred to herein are not sponsored, endorsed, or promoted by MSCI, and MSCI bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. The prospectus contains a more detailed description of the limited relationship MSCI has with Fidelity and any related funds.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2021 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, 2020 the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, global governments and central banks took unprecedented action to help support consumers, businesses, and the broader economies, and to limit disruption to financial systems.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Top Ten Stocks as of April 30, 2021

% of fund's net assets
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan, Semiconductors & Semiconductor Equipment)	3.6
Tencent Holdings Ltd. (Cayman Islands, Interactive Media & Services)	3.2
Alibaba Group Holding Ltd. sponsored ADR (Cayman Islands, Internet & Direct Marketing Retail)	3.1
ASML Holding NV (Netherlands) (Netherlands, Semiconductors & Semiconductor Equipment)	1.9
Roche Holding AG (participation certificate) (Switzerland, Pharmaceuticals)	1.6
Unilever PLC (United Kingdom, Personal Products)	1.1
SAP SE (Germany, Software)	1.0
Meituan Class B (Cayman Islands, Internet & Direct Marketing Retail)	1.0
Shopify, Inc. Class A (Canada, IT Services)	0.9
Siemens AG (Germany, Industrial Conglomerates)	0.9
18.3

Top Market Sectors as of April 30, 2021

% of fund's net assets
Financials	18.4
Consumer Discretionary	13.6
Information Technology	13.2
Industrials	10.9
Health Care	8.4
Materials	8.4
Consumer Staples	7.7
Communication Services	7.6
Energy	3.8
Utilities	3.0

Geographic Diversification (% of fund's net assets)

As of April 30, 2021
Japan	15.0%
Cayman Islands	9.2%
Canada	7.8%
United Kingdom	6.8%
Taiwan	6.4%
France	6.0%
Germany	5.6%
Switzerland	5.0%
Australia	4.3%
Other*	33.9%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Asset Allocation as of April 30, 2021

% of fund's net assets
Stocks and Equity Futures	99.7
Short-Term Investments and Net Other Assets (Liabilities)	0.3

Schedule of Investments April 30, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.9%
	Shares	Value
Australia - 4.3%
APA Group unit	27,327	$211,145
ASX Ltd.	4,369	245,626
Aurizon Holdings Ltd.	41,728	120,544
AusNet Services	40,462	59,067
Australia & New Zealand Banking Group Ltd.	64,354	1,424,788
BlueScope Steel Ltd.	11,185	186,286
Brambles Ltd.	33,832	271,050
Coca-Cola Amatil Ltd.	10,398	104,604
Cochlear Ltd.	1,516	259,847
Coles Group Ltd.	30,561	384,216
Commonwealth Bank of Australia	40,225	2,759,112
Computershare Ltd.	12,597	137,022
DEXUS Property Group unit	23,693	185,622
Evolution Mining Ltd.	38,467	137,201
Fortescue Metals Group Ltd.	38,643	672,473
Goodman Group unit	37,995	553,485
Insurance Australia Group Ltd.	54,438	205,488
Lendlease Group unit	15,838	155,072
Macquarie Group Ltd.	7,823	967,185
Mirvac Group unit	91,678	189,979
National Australia Bank Ltd.	74,383	1,527,643
Newcrest Mining Ltd.	18,882	385,753
Northern Star Resources Ltd.	24,336	197,033
Orica Ltd.	9,578	100,051
Ramsay Health Care Ltd.	4,209	218,279
SEEK Ltd.	7,854	187,379
Stockland Corp. Ltd. unit	55,448	199,903
Suncorp Group Ltd.	28,558	231,216
Sydney Airport unit (a)	28,365	135,258
Telstra Corp. Ltd.	95,197	248,606
The GPT Group unit	45,669	162,537
Transurban Group unit	62,513	682,383
Vicinity Centres unit	90,552	110,564
Woodside Petroleum Ltd.	22,130	389,714

TOTAL AUSTRALIA		14,006,131

Austria - 0.2%
Erste Group Bank AG	6,289	223,804
OMV AG	3,220	158,760
Voestalpine AG	2,556	110,934

TOTAL AUSTRIA		493,498

Bailiwick of Jersey - 0.3%
Ferguson PLC	5,119	645,595
Polymetal International PLC	5,070	104,653
WPP PLC	28,141	379,400

TOTAL BAILIWICK OF JERSEY		1,129,648

Belgium - 0.4%
Colruyt NV	1,400	83,030
KBC Groep NV	5,765	447,879
Solvay SA Class A	1,743	221,706
UCB SA	2,984	276,454
Umicore SA	4,364	265,168

TOTAL BELGIUM		1,294,237

Bermuda - 0.2%
Alibaba Health Information Technology Ltd. (a)	90,000	274,597
Beijing Enterprises Water Group Ltd.	96,000	36,706
China Gas Holdings Ltd.	58,600	211,610
China Resource Gas Group Ltd.	22,000	119,378

TOTAL BERMUDA		642,291

Brazil - 0.7%
Atacadao SA	8,000	31,988
B2W Companhia Global do Varejo (a)	5,100	63,205
B3 SA - Brasil Bolsa Balcao	47,800	453,181
Banco do Brasil SA	18,300	99,854
Banco Santander SA (Brasil) unit	9,200	65,256
Cosan SA	5,736	95,099
CPFL Energia SA	3,100	16,750
Energisa SA unit	3,800	30,822
Equatorial Energia SA	33,500	154,733
Klabin SA unit (a)	15,600	80,010
Localiza Rent A Car SA	13,300	157,434
Lojas Renner SA	17,430	129,633
Natura & Co. Holding SA (a)	21,513	193,029
Notre Dame Intermedica Participacoes SA	11,293	168,957
Telefonica Brasil SA	10,700	85,095
TIM SA	15,100	33,886
Ultrapar Participacoes SA	14,300	55,573
Via Varejo SA (a)	33,800	73,610
Weg SA	37,980	244,784

TOTAL BRAZIL		2,232,899

Canada - 7.6%
Agnico Eagle Mines Ltd. (Canada)	5,672	354,491
Algonquin Power & Utilities Corp.	13,039	210,359
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	19,729	668,521
B2Gold Corp.	25,820	124,358
Bank of Montreal	14,729	1,390,157
Bank of Nova Scotia	27,648	1,760,574
BlackBerry Ltd. (a)	12,220	108,068
CAE, Inc.	6,511	203,941
Cameco Corp.	9,295	156,234
Canadian Apartment Properties (REIT) unit	1,789	79,527
Canadian Imperial Bank of Commerce	10,186	1,058,916
Canadian National Railway Co.	16,197	1,743,765
Canadian Tire Ltd. Class A (non-vtg.)	1,310	208,807
CGI, Inc. Class A (sub. vtg.) (a)	5,322	470,868
Dollarama, Inc.	6,556	305,518
Empire Co. Ltd. Class A (non-vtg.)	4,139	130,182
Enbridge, Inc.	46,242	1,783,617
FirstService Corp.	905	147,006
Fortis, Inc.	10,840	483,551
Franco-Nevada Corp.	4,428	616,854
Gildan Activewear, Inc.	4,427	153,648
Hydro One Ltd. (b)	7,362	176,511
Intact Financial Corp.	3,288	437,045
Inter Pipeline Ltd.	9,951	145,077
Keyera Corp.	5,375	122,923
Loblaw Companies Ltd.	4,057	225,270
Lundin Mining Corp.	15,578	188,206
Magna International, Inc. Class A (sub. vtg.)	6,542	617,822
Manulife Financial Corp.	44,462	970,882
Metro, Inc. Class A (sub. vtg.)	5,786	265,116
Nutrien Ltd.	13,068	721,363
Open Text Corp.	6,415	302,079
Parkland Corp.	3,407	109,432
Pembina Pipeline Corp.	12,869	397,226
Ritchie Bros. Auctioneers, Inc.	2,393	152,226
Rogers Communications, Inc. Class B (non-vtg.)	8,258	406,736
Shopify, Inc. Class A (a)	2,509	2,961,647
Sun Life Financial, Inc.	13,423	724,142
TELUS Corp.	9,628	199,743
The Toronto-Dominion Bank	41,270	2,837,176
Wheaton Precious Metals Corp.	10,468	434,254
WSP Global, Inc.	2,615	271,531

TOTAL CANADA		24,825,369

Cayman Islands - 9.2%
3SBio, Inc. (a)(b)	28,000	26,530
51job, Inc. sponsored ADR (a)	792	48,748
AAC Technology Holdings, Inc.	18,500	102,697
Abu Dhabi Islamic Bank	38,119	50,124
Alibaba Group Holding Ltd. sponsored ADR (a)	43,112	9,956,716
ASM Pacific Technology Ltd.	6,700	101,607
Chailease Holding Co. Ltd.	28,712	207,544
China Conch Venture Holdings Ltd.	36,000	170,320
China Feihe Ltd. (b)	30,000	85,546
China Liansu Group Holdings Ltd.	26,000	65,538
China Literature Ltd. (a)(b)	6,600	68,823
China Medical System Holdings Ltd.	33,000	76,470
China Mengniu Dairy Co. Ltd.	65,000	348,106
China Overseas Property Holdings Ltd.	30,000	30,434
CIFI Holdings Group Co. Ltd.	78,000	69,789
Country Garden Services Holdings Co. Ltd.	34,000	356,731
Dali Foods Group Co. Ltd. (b)	53,000	31,523
ENN Energy Holdings Ltd.	17,600	299,989
Geely Automobile Holdings Ltd.	136,000	352,792
Genscript Biotech Corp.	22,000	50,980
Greentown Service Group Co. Ltd.	28,000	44,626
Hansoh Pharmaceutical Group Co. Ltd. (b)	30,000	129,574
Hutchison China Meditech Ltd. sponsored ADR (a)	1,831	51,799
Kingdee International Software Group Co. Ltd.	54,000	178,662
KWG Property Holding Ltd.	33,000	53,019
Lee & Man Paper Manufacturing Ltd.	29,000	25,275
Legend Biotech Corp. ADR (a)	2	60
Logan Property Holdings Co. Ltd.	37,000	58,874
Longfor Properties Co. Ltd. (b)	41,500	258,849
Meituan Class B (a)(b)	82,100	3,149,664
Microport Scientific Corp.	17,000	122,777
NIO, Inc. sponsored ADR (a)	29,248	1,165,240
Ping An Healthcare and Technology Co. Ltd. (a)(b)	11,600	135,895
Sino Biopharmaceutical Ltd.	232,750	250,796
Tencent Holdings Ltd.	130,900	10,442,160
Uni-President China Holdings Ltd.	29,000	35,318
Vinda International Holdings Ltd.	8,000	28,477
Vipshop Holdings Ltd. ADR (a)	10,280	316,316
Want Want China Holdings Ltd.	121,000	87,700
Wuxi Biologics (Cayman), Inc. (a)(b)	75,000	1,052,835

TOTAL CAYMAN ISLANDS		30,088,923

Chile - 0.1%
Cencosud Shopping SA	14,054	22,938
Empresas CMPC SA	26,121	72,586
Empresas COPEC SA	8,074	86,951
Enel Americas SA	463,984	66,047
Falabella SA	17,412	78,641

TOTAL CHILE		327,163

China - 1.6%
360 Security Technology, Inc. (A Shares)	3,800	7,402
A-Living Services Co. Ltd. (H Shares) (b)	12,250	56,458
Air China Ltd.:
(A Shares)	32,800	41,447
(H Shares)	26,000	20,619
Angel Yeast Co. Ltd. (A Shares)	700	6,350
Bank of Shanghai Co. Ltd. (A Shares)	12,490	15,783
Baoshan Iron & Steel Co. Ltd. (A Shares)	16,600	22,130
BBMG Corp. (A Shares)	74,500	31,994
Beijing Oriental Yuhong Waterproof Technology Co. Ltd. (A Shares)	2,150	19,183
Beijing Shiji Information Technology Co. Ltd. (A Shares)	900	3,969
BYD Co. Ltd.:
(A Shares)	900	22,046
(H Shares)	20,000	415,891
Cansino Biologics, Inc. (H Shares) (a)(b)	1,600	80,126
Chengdu Kanghong Pharmaceutical Group Co. Ltd. (A Shares)	900	3,002
China CITIC Bank Corp. Ltd. (H Shares)	216,000	113,176
China Construction Bank Corp.:
(A Shares)	65,100	67,679
(H Shares)	2,129,000	1,680,508
China Eastern Airlines Corp. Ltd.:
(A Shares)	2,000	1,613
(H Shares)	6,000	2,634
China Everbright Bank Co. Ltd. (H Shares)	61,000	25,522
China Jushi Co. Ltd. (A Shares)	3,200	8,908
China Merchants Bank Co. Ltd. (H Shares)	89,500	721,853
China Merchants Property Operation & Service Co. Ltd. (A Shares)	1,100	3,585
China Merchants Shekou Industrial Zone Holdings Co. Ltd. (A Shares)	5,900	10,591
China Minsheng Banking Corp. Ltd. (H Shares)	141,500	72,683
China Molybdenum Co. Ltd.:
(A Shares)	9,100	8,167
(H Shares)	87,000	59,025
China National Accord Medicines Corp. Ltd. (A Shares)	200	1,291
China National Medicines Corp. Ltd. (A Shares)	600	3,417
China National Software & Service Co. Ltd. (A Shares)	400	2,853
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd. (A Shares)	2,200	8,493
China TransInfo Technology Co. Ltd. (A Shares)	1,400	3,238
China Vanke Co. Ltd.:
(A Shares)	4,300	18,712
(H Shares)	50,700	177,534
Contemporary Amperex Technology Co. Ltd.	2,900	173,892
Eve Energy Co. Ltd. (A shares)	1,640	22,464
Fu Jian Anjoy Foods Co. Ltd. (A Shares)	500	19,464
GEM Co. Ltd. (A Shares)	6,000	9,269
GoerTek, Inc. (A Shares)	2,800	16,306
Greenland Holdings Corp. Ltd. (A Shares)	7,200	6,306
Guangzhou Baiyunshan Pharma Health (A Shares)	1,400	6,626
Guangzhou Kingmed Diagnostics Group Co. Ltd. (A Shares)	400	8,915
Guangzhou R&F Properties Co. Ltd. (H Shares)	30,800	39,413
Guoxuan High Tech Co. Ltd. (A Shares) (a)	1,200	6,440
Hangzhou Robam Appliances Co. Ltd. (A Shares)	800	4,742
Huadong Medicine Co. Ltd. (A Shares)	1,480	12,035
Huaxia Bank Co. Ltd. (A Shares)	9,600	9,254
Industrial Bank Co. Ltd. (A Shares)	28,200	94,704
Inner Mongoli Yili Industries Co. Ltd. (A Shares)	5,300	33,527
Jinke Properties Group Co. Ltd. (A Shares)	3,900	3,976
NARI Technology Co. Ltd. (A Shares)	4,300	21,243
Oceanwide Holdings Co., Ltd. (A Shares)	32,900	13,976
Offshore Oil Enginering Co. Ltd. (A Shares)	4,100	2,755
Ovctek China, Inc. (A Shares)	600	10,766
Poly Developments & Holdings (A Shares)	10,400	22,492
Poly Property Development Co. Ltd. (H Shares)	1,600	11,710
Sangfor Technologies, Inc.	400	16,899
Shandong Weigao Medical Polymer Co. Ltd. (H Shares)	56,000	125,586
Shanghai M&G Stationery, Inc. (A Shares)	900	12,707
Shanghai Pharmaceuticals Holding Co. Ltd.:
(A Shares)	1,900	6,569
(H Shares)	15,300	34,824
Shenzhen Inovance Technology Co. Ltd. (A Shares)	1,500	20,727
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. (A Shares)	1,500	108,060
Siasun Robot & Automation Co. Ltd. (A Shares) (a)	1,400	2,087
Sichuan Chuantou Energy Co. Ltd. (A Shares)	4,200	7,305
Sinopharm Group Co. Ltd. (H Shares)	28,000	86,872
Sinotrans Ltd.	5,400	4,071
Suning.com Co. Ltd. (A Shares)	8,300	8,539
TCL Corp. (A Shares)	12,700	17,657
Topchoice Medical Corp. (a)	300	14,515
Transfar Zhilian Co. Ltd.	4,400	4,153
TravelSky Technology Ltd. (H Shares)	22,000	48,318
Unisplendour Corp. Ltd. (A Shares)	2,300	6,491
Wangsu Science & Technology Co. Ltd. (A Shares)	2,200	1,886
Weifu High-Technology Group Co. Ltd. (A Shares)	800	3,013
Winning Health Technology Group Co. Ltd. (A Shares)	2,200	5,149
Wuhu Sanqi Interactive Entertainment Network Technology Group Co. Ltd. (A Shares)	1,600	5,452
WuXi AppTec Co. Ltd.	2,980	73,079
WuXi AppTec Co. Ltd. (H Shares) (b)	6,100	144,259
Wuxi Lead Intelligent Equipment Co. Ltd. (A Shares)	700	9,559
Xinjiang Goldwind Science & Technology Co. Ltd. (H Shares)	22,618	37,271
Yifeng Pharmacy Chain Co. Ltd.	1,600	22,207
Yunnan Baiyao Group Co. Ltd. (A Shares)	1,200	19,937
Zhejiang Expressway Co. Ltd. (H Shares)	30,000	26,108
Zhejiang Huayou Cobalt Co. Ltd. (A Shares) (a)	1,060	13,389
Zhejiang Weixing New Building Materials Co. Ltd. (A Shares)	1,100	3,997
Zhengzhou Yutong Bus Co. Ltd. (A Shares)	2,000	4,205
Zoomlion Heavy Industry Science and Technology Co. Ltd.:
(A Shares)	1,600	2,919
(H Shares)	37,400	51,807

TOTAL CHINA		5,237,774

Colombia - 0.0%
Bancolombia SA	4,932	36,688
Czech Republic - 0.0%
Komercni Banka A/S (a)	1,945	58,998
MONETA Money Bank A/S (a)(b)	10,698	39,786

TOTAL CZECH REPUBLIC		98,784

Denmark - 2.1%
Christian Hansen Holding A/S (a)	2,312	212,533
Coloplast A/S Series B	2,720	450,540
Demant A/S (a)	2,497	125,225
Genmab A/S (a)	1,509	553,793
GN Store Nord A/S	2,959	267,130
H Lundbeck A/S	1,619	49,941
Novo Nordisk A/S Series B	39,166	2,889,177
Novozymes A/S Series B	4,736	337,126
ORSTED A/S (b)	4,318	629,822
Pandora A/S	2,295	260,467
Tryg A/S	7,454	170,581
Vestas Wind Systems A/S	22,550	941,315

TOTAL DENMARK		6,887,650

Egypt - 0.0%
Commercial International Bank SAE	26,812	97,592
Commercial International Bank SAE sponsored GDR	7,035	25,713
Elsewedy Electric Co.	36,053	18,533

TOTAL EGYPT		141,838

Finland - 0.6%
Elisa Corp. (A Shares)	3,160	179,280
Kesko Oyj	6,362	193,818
Neste Oyj	9,673	586,120
Orion Oyj (B Shares)	2,476	109,634
Stora Enso Oyj (R Shares)	13,509	258,722
UPM-Kymmene Corp.	12,227	478,482
Wartsila Corp.	10,277	132,637

TOTAL FINLAND		1,938,693

France - 6.0%
Accor SA (a)	4,123	165,907
Air Liquide SA	10,730	1,806,958
Amundi SA (b)	1,301	115,902
Atos Origin SA	2,308	157,109
AXA SA	43,921	1,240,551
Bouygues SA	5,085	217,883
Carrefour SA	14,128	273,550
CNP Assurances	3,631	63,582
Compagnie de St. Gobain	11,603	732,093
Compagnie Generale des Etablissements Michelin SCA Series B	3,898	564,043
Covivio	1,193	106,424
Credit Agricole SA	26,507	410,205
Danone SA	14,098	995,171
Dassault Systemes SA	3,001	696,154
Eiffage SA	1,930	211,430
Essilor International SA	6,485	1,079,048
Eurazeo SA	839	69,902
Gecina SA	1,011	147,863
Getlink SE	9,797	155,829
Kering SA	1,724	1,381,441
Klepierre SA	4,495	119,215
L'Oreal SA	5,718	2,341,352
Natixis SA	20,275	99,063
Orange SA	45,527	566,958
Publicis Groupe SA	5,108	330,759
Schneider Electric SA	12,330	1,967,324
SEB SA	536	97,628
SR Teleperformance SA	1,338	516,525
Total SA	57,412	2,537,485
Ubisoft Entertainment SA (a)	2,064	154,891
Valeo SA	5,146	166,672
Wendel SA	584	77,724

TOTAL FRANCE		19,566,641

Germany - 5.3%
adidas AG	4,345	1,341,727
Allianz SE	9,354	2,433,601
BASF AG	20,902	1,685,682
Bayerische Motoren Werke AG (BMW)	7,555	757,522
Beiersdorf AG	2,222	250,798
Commerzbank AG	22,815	150,614
Delivery Hero AG (a)(b)	2,968	471,191
Deutsche Borse AG	4,352	749,773
Deutsche Wohnen AG (Bearer)	7,789	421,395
HeidelbergCement AG	3,437	314,951
Henkel AG & Co. KGaA	2,401	238,722
Merck KGaA	2,959	519,922
MTU Aero Engines AG	1,174	296,262
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	3,195	924,382
SAP SE	23,725	3,321,991
Siemens AG	17,406	2,903,929
Symrise AG	2,947	380,522
Telefonica Deutschland Holding AG	22,374	65,042

TOTAL GERMANY		17,228,026

Greece - 0.0%
Hellenic Telecommunications Organization SA	5,531	93,826
Hong Kong - 1.4%
BOC Hong Kong (Holdings) Ltd.	85,500	301,593
BYD Electronic International Co. Ltd.	15,500	82,511
China Everbright International Ltd.	92,962	58,522
China Overseas Land and Investment Ltd.	89,500	226,522
China Resources Pharmaceutical Group Ltd. (b)	48,500	32,780
CITIC Pacific Ltd.	138,000	145,324
CSPC Pharmaceutical Group Ltd.	203,280	251,753
Fosun International Ltd.	67,500	97,152
Hang Seng Bank Ltd.	17,400	341,605
Hong Kong & China Gas Co. Ltd.	243,197	390,100
Hong Kong Exchanges and Clearing Ltd.	27,462	1,661,632
Lenovo Group Ltd.	168,000	230,986
MTR Corp. Ltd.	34,048	189,795
PCCW Ltd.	106,645	61,781
Shenzhen Investment Ltd.	99,284	36,427
Sinotruk Hong Kong Ltd.	17,500	43,076
Sun Art Retail Group Ltd.	48,000	44,244
Swire Pacific Ltd. (A Shares)	11,000	89,003
Swire Properties Ltd.	26,000	77,654
Wharf Holdings Ltd.	36,000	109,375

TOTAL HONG KONG		4,471,835

Hungary - 0.1%
MOL Hungarian Oil and Gas PLC Series A (For. Reg.) (a)	9,102	62,926
OTP Bank PLC (a)	4,938	222,147
Richter Gedeon PLC	3,245	92,879

TOTAL HUNGARY		377,952

India - 3.1%
Adani Green Energy Ltd. (a)	9,122	125,513
Ambuja Cements Ltd.	16,406	68,466
Asian Paints Ltd.	8,478	290,373
Axis Bank Ltd. (a)	52,627	508,042
Berger Paints India Ltd. (a)	4,438	42,190
Bharat Petroleum Corp. Ltd.	19,204	109,382
Bharti Airtel Ltd.	57,178	414,426
Britannia Industries Ltd.	2,209	102,881
Colgate-Palmolive Ltd.	2,258	45,184
Dabur India Ltd.	11,960	86,896
DLF Ltd.	14,767	49,313
Eicher Motors Ltd.	3,031	99,116
Godrej Consumer Products Ltd. (a)	9,727	90,860
Grasim Industries Ltd.	6,314	119,515
Havells India Ltd.	4,640	62,045
HCL Technologies Ltd.	25,111	304,821
Hero Motocorp Ltd.	2,745	104,498
Hindalco Industries Ltd.	35,213	173,271
Hindustan Petroleum Corp. Ltd.	16,610	52,630
Hindustan Unilever Ltd.	18,854	599,252
Housing Development Finance Corp. Ltd.	39,109	1,278,073
Infosys Ltd.	77,644	1,411,413
Lupin Ltd. (a)	5,328	76,947
Mahindra & Mahindra Ltd.	17,991	182,825
Marico Ltd.	13,782	76,573
Nestle India Ltd.	747	164,513
Pidilite Industries Ltd. (a)	3,375	82,754
Piramal Enterprises Ltd.	2,292	52,002
Reliance Industries Ltd.	65,025	1,751,298
Shree Cement Ltd. (a)	233	87,815
Siemens India Ltd.	1,329	33,765
Tata Consultancy Services Ltd.	21,394	876,979
Tech Mahindra Ltd.	14,918	193,468
Titan Co. Ltd.	8,448	170,164
UPL Ltd.	10,853	88,943
Wipro Ltd.	26,569	175,761

TOTAL INDIA		10,151,967

Indonesia - 0.4%
PT Bank Central Asia Tbk	227,200	503,709
PT Bank Mandiri (Persero) Tbk	414,900	176,648
PT Bank Negara Indonesia (Persero) Tbk	169,700	66,964
PT Bank Rakyat Indonesia Tbk	1,285,300	360,364
PT Barito Pacific Tbk (a)	664,000	45,967
PT Indah Kiat Pulp & Paper Tbk	63,000	39,688
PT Indofood Sukses Makmur Tbk	77,100	34,827
PT Kalbe Farma Tbk	492,100	49,057
PT Perusahaan Gas Negara Tbk Series B	166,300	14,103
PT Unilever Indonesia Tbk	188,900	78,463

TOTAL INDONESIA		1,369,790

Ireland - 0.6%
CRH PLC	17,847	842,097
DCC PLC (United Kingdom)	2,193	190,320
Kerry Group PLC Class A	3,621	469,291
Kingspan Group PLC (Ireland)	3,528	314,128

TOTAL IRELAND		1,815,836

Isle of Man - 0.0%
NEPI Rockcastle PLC	8,880	59,823
Israel - 0.2%
Bank Hapoalim BM (Reg.) (a)	25,329	201,955
Bank Leumi le-Israel BM (a)	33,255	234,234
Mizrahi Tefahot Bank Ltd. (a)	2,972	83,716

TOTAL ISRAEL		519,905

Italy - 1.0%
Assicurazioni Generali SpA	24,697	495,410
Enel SpA	184,776	1,834,702
Intesa Sanpaolo SpA	375,408	1,046,606

TOTAL ITALY		3,376,718

Japan - 15.0%
AEON Co. Ltd.	15,200	414,805
Ajinomoto Co., Inc.	10,300	206,066
Ana Holdings, Inc. (a)	3,200	73,346
Asahi Kasei Corp.	29,000	305,549
Astellas Pharma, Inc.	42,800	644,186
Bridgestone Corp.	12,300	492,608
Capcom Co. Ltd.	3,800	123,433
Casio Computer Co. Ltd.	4,200	74,208
Central Japan Railway Co.	3,300	482,665
Chugai Pharmaceutical Co. Ltd.	15,400	577,870
CyberAgent, Inc.	9,500	195,407
Dai Nippon Printing Co. Ltd.	5,300	105,282
Dai-ichi Mutual Life Insurance Co.	24,800	446,010
Daifuku Co. Ltd.	2,300	227,706
Daiichi Sankyo Kabushiki Kaisha	38,900	991,987
Daikin Industries Ltd.	5,700	1,149,774
Daiwa House Industry Co. Ltd.	12,500	370,002
DENSO Corp.	9,900	639,437
East Japan Railway Co.	6,900	472,185
Eisai Co. Ltd.	5,800	378,335
ENEOS Holdings, Inc.	71,400	307,839
Fast Retailing Co. Ltd.	1,300	1,067,097
Fujitsu Ltd.	4,500	716,648
Hankyu Hanshin Holdings, Inc.	5,000	157,379
Hino Motors Ltd.	6,000	50,233
Hirose Electric Co. Ltd.	700	111,511
Hitachi Construction Machinery Co. Ltd.	2,200	67,536
Hitachi Metals Ltd.	5,100	98,929
Honda Motor Co. Ltd.	37,200	1,109,298
Hulic Co. Ltd.	6,400	72,848
INPEX Corp.	24,200	165,186
Isuzu Motors Ltd.	13,300	134,594
Japan Retail Fund Investment Corp.	164	161,614
JFE Holdings, Inc.	11,100	146,050
Kajima Corp.	9,500	131,256
Kansai Paint Co. Ltd.	3,800	95,721
Kao Corp.	11,100	711,663
KDDI Corp.	36,800	1,112,444
Keio Corp.	2,300	149,419
Keyence Corp.	4,200	2,018,337
Kikkoman Corp.	3,400	208,747
Kobayashi Pharmaceutical Co. Ltd.	1,200	107,055
Kobe Bussan Co. Ltd.	2,700	72,188
Komatsu Ltd.	20,100	591,033
Konami Holdings Corp.	2,000	119,316
Kubota Corp.	23,500	552,612
Kuraray Co. Ltd.	6,700	72,769
Kurita Water Industries Ltd.	2,100	96,843
Kyushu Railway Co.	3,100	69,551
Lawson, Inc.	1,200	53,802
Marubeni Corp.	36,700	305,111
Marui Group Co. Ltd.	4,200	78,628
Mazda Motor Corp.	12,300	95,213
Mercari, Inc. (a)	2,000	98,820
Mitsubishi Chemical Holdings Corp.	28,300	210,651
Mitsubishi Estate Co. Ltd.	26,900	441,934
Mitsubishi UFJ Lease & Finance Co. Ltd.	16,500	94,510
Mitsui Chemicals, Inc.	4,000	125,904
Mitsui Fudosan Co. Ltd.	20,900	453,225
Miura Co. Ltd.	1,900	99,616
Mizuho Financial Group, Inc.	55,290	776,559
MS&AD Insurance Group Holdings, Inc.	10,300	291,687
Murata Manufacturing Co. Ltd.	13,100	1,041,547
Nabtesco Corp.	2,400	107,933
Nagoya Railroad Co. Ltd.	4,100	94,012
NEC Corp.	5,900	343,343
NGK Insulators Ltd.	5,548	101,071
NGK Spark Plug Co. Ltd.	3,300	55,075
Nintendo Co. Ltd.	2,499	1,433,560
Nippon Building Fund, Inc.	35	229,939
Nippon Express Co. Ltd.	1,600	122,244
Nippon Paint Holdings Co. Ltd.	16,800	240,110
Nippon Prologis REIT, Inc.	49	157,370
Nippon Shinyaku Co. Ltd.	1,000	67,344
Nippon Yusen KK	3,300	129,536
Nissin Food Holdings Co. Ltd.	1,300	92,186
Nitori Holdings Co. Ltd.	1,800	322,976
Nitto Denko Corp.	3,700	306,725
Nomura Real Estate Holdings, Inc.	2,700	66,456
Nomura Real Estate Master Fund, Inc.	98	154,949
Nomura Research Institute Ltd.	7,000	215,528
NSK Ltd.	7,400	68,116
Obayashi Corp.	14,000	127,715
Odakyu Electric Railway Co. Ltd.	6,900	186,563
OMRON Corp.	4,300	326,169
Ono Pharmaceutical Co. Ltd.	8,300	208,924
Oriental Land Co. Ltd.	4,600	651,340
ORIX Corp.	30,100	484,040
Osaka Gas Co. Ltd.	8,000	154,305
Otsuka Corp.	2,300	115,958
Panasonic Corp.	50,600	594,145
Rakuten Group, Inc.	19,900	252,915
Recruit Holdings Co. Ltd.	30,900	1,393,204
Resona Holdings, Inc.	51,100	209,936
ROHM Co. Ltd.	2,000	198,188
Santen Pharmaceutical Co. Ltd.	7,700	98,637
SCSK Corp.	1,200	69,613
Secom Co. Ltd.	4,800	398,617
Sega Sammy Holdings, Inc.	3,800	54,554
Sekisui Chemical Co. Ltd.	7,700	134,005
Sekisui House Ltd.	13,700	276,908
Seven & i Holdings Co. Ltd.	17,300	743,826
SG Holdings Co. Ltd.	7,400	168,191
Sharp Corp.	4,600	77,740
Shimadzu Corp.	4,900	171,493
SHIMIZU Corp.	11,800	96,633
Shin-Etsu Chemical Co. Ltd.	8,100	1,367,417
Shionogi & Co. Ltd.	6,200	326,859
Shiseido Co. Ltd.	9,200	667,377
SoftBank Corp.	65,000	838,297
Sohgo Security Services Co., Ltd.	1,500	65,743
Sompo Holdings, Inc.	7,400	274,902
Sony Group Corp.	28,700	2,869,395
Stanley Electric Co. Ltd.	3,000	85,918
Sumitomo Chemical Co. Ltd.	33,200	169,205
Sumitomo Metal Mining Co. Ltd.	5,500	233,457
Sumitomo Mitsui Trust Holdings, Inc.	7,600	258,688
Suntory Beverage & Food Ltd.	3,000	101,290
Sysmex Corp.	3,900	389,857
T&D Holdings, Inc.	12,000	147,022
Taisei Corp.	4,500	165,935
Takeda Pharmaceutical Co. Ltd.	36,000	1,202,418
TDK Corp.	3,000	407,631
Teijin Ltd.	4,000	65,807
Tobu Railway Co. Ltd.	4,600	118,272
Toho Gas Co. Ltd.	1,800	99,973
Tokyo Century Corp.	1,000	61,762
Tokyo Electron Ltd.	3,400	1,503,230
Tokyo Gas Co. Ltd.	8,300	168,066
Tokyu Corp.	11,900	152,983
Toppan Printing Co. Ltd.	5,700	97,164
Toray Industries, Inc.	32,300	200,733
Toto Ltd.	3,100	160,829
Toyo Suisan Kaisha Ltd.	1,800	73,374
Toyoda Gosei Co. Ltd.	1,500	36,646
Toyota Tsusho Corp.	4,900	207,137
Unicharm Corp.	9,300	361,142
USS Co. Ltd.	4,700	85,193
West Japan Railway Co.	3,800	209,732
Yakult Honsha Co. Ltd.	2,900	141,166
Yamada Holdings Co. Ltd.	16,200	80,637
Yamaha Corp.	3,000	163,327
Yamaha Motor Co. Ltd.	6,200	154,816
Yaskawa Electric Corp.	5,600	258,249
Yokogawa Electric Corp.	4,800	87,137
Z Holdings Corp.	61,500	284,175
ZOZO, Inc.	2,400	81,032

TOTAL JAPAN		48,939,869

Korea (South) - 2.1%
AMOREPACIFIC Corp.	685	165,694
AMOREPACIFIC Group, Inc.	797	52,384
BGF Retail Co. Ltd.	155	21,207
CJ CheilJedang Corp.	177	62,599
CJ Corp.	313	26,730
Doosan Bobcat, Inc.	1,258	51,354
GS Engineering & Construction Corp.	1,436	56,694
GS Holdings Corp.	943	36,302
GS Retail Co. Ltd.	822	26,315
Hana Financial Group, Inc.	6,930	282,894
Hankook Tire Co. Ltd.	1,584	68,132
Hanwha Solutions Corp.	2,805	115,508
Hyundai Fire & Marine Insurance Co. Ltd.	1,621	35,296
Hyundai Robotics Co. Ltd.	1,142	71,893
KB Financial Group, Inc.	9,043	442,814
Korea Gas Corp.	396	12,359
LG Chemical Ltd.	992	826,755
LG Corp. (c)	2,174	245,923
LG Display Co. Ltd. (a)	5,031	109,323
LG Electronics, Inc.	2,437	343,230
LG Household & Health Care Ltd.	220	302,769
LG Innotek Co. Ltd.	321	57,697
Lotte Chemical Corp.	378	102,758
Lotte Confectionery Co. Ltd.	369	12,077
NAVER Corp.	2,821	906,883
S-Oil Corp.	1,024	79,757
Samsung Card Co. Ltd.	387	12,216
Samsung Electro-Mechanics Co. Ltd.	1,305	208,888
Samsung Fire & Marine Insurance Co. Ltd.	661	117,035
Samsung SDI Co. Ltd.	1,256	734,542
Shinhan Financial Group Co. Ltd.	9,688	346,297
SK Holdings Co., Ltd.	812	200,408
SK Innovation Co., Ltd.	1,268	306,716
SK Telecom Co. Ltd.	910	246,546
Woori Financial Group, Inc.	12,095	115,728
Yuhan Corp.	1,108	63,709

TOTAL KOREA (SOUTH)		6,867,432

Luxembourg - 0.1%
Globant SA (a)	835	191,365
SES SA (France) (depositary receipt)	7,864	59,601
Tenaris SA	10,733	115,090

TOTAL LUXEMBOURG		366,056

Malaysia - 0.6%
AMMB Holdings Bhd	39,400	28,669
Axiata Group Bhd	63,904	60,385
CIMB Group Holdings Bhd	145,487	147,068
Dialog Group Bhd	95,200	70,665
DiGi.com Bhd	73,300	74,991
Fraser & Neave Holdings Bhd	2,100	15,383
Hap Seng Consolidated Bhd	16,200	31,763
Hartalega Holdings Bhd	36,000	90,363
IHH Healthcare Bhd	49,700	65,288
Kossan Rubber Industries Bhd	25,400	27,537
Kuala Lumpur Kepong Bhd	9,100	48,883
Malayan Banking Bhd	86,144	173,108
Malaysia Airports Holdings Bhd	25,700	37,588
Maxis Bhd	63,800	71,659
MISC Bhd	24,200	40,063
Nestle (Malaysia) Bhd	1,500	49,701
Petronas Dagangan Bhd	7,600	37,411
Petronas Gas Bhd	14,300	54,958
PPB Group Bhd	11,300	51,044
Press Metal Bhd	67,000	85,069
Public Bank Bhd	333,600	338,039
QL Resources Bhd	31,700	46,828
RHB Capital Bhd	35,400	45,033
Sime Darby Bhd	65,900	36,365
Supermax Corp. Bhd	35,364	52,068
Telekom Malaysia Bhd	25,600	35,692
Top Glove Corp. Bhd	109,200	150,648
Westports Holdings Bhd	11,900	12,494

TOTAL MALAYSIA		1,978,763

Mexico - 0.3%
Arca Continental S.A.B. de CV	12,400	66,392
CEMEX S.A.B. de CV unit (a)	338,100	268,551
Coca-Cola FEMSA S.A.B. de CV unit	10,275	48,101
Fomento Economico Mexicano S.A.B. de CV unit	45,400	351,622
Gruma S.A.B. de CV Series B	5,835	63,454
Grupo Aeroportuario del Sureste S.A.B. de CV Series B	4,705	79,576
Grupo Bimbo S.A.B. de CV Series A	35,900	71,846
Industrias Penoles SA de CV (a)	3,310	42,626
Infraestructura Energetica Nova S.A.B. de CV (a)	9,600	41,121
Kimberly-Clark de Mexico SA de CV Series A	36,600	63,237

TOTAL MEXICO		1,096,526

Multi-National - 0.0%
HKT Trust/HKT Ltd. unit	87,000	126,338
Netherlands - 4.2%
AEGON NV	42,201	195,573
Akzo Nobel NV	4,418	530,729
ASML Holding NV (Netherlands)	9,683	6,285,642
CNH Industrial NV	23,444	348,655
ING Groep NV (Certificaten Van Aandelen)	88,987	1,136,808
JDE Peet's BV	1,540	59,839
Koninklijke Ahold Delhaize NV	25,245	679,391
Koninklijke DSM NV	3,912	701,718
Koninklijke KPN NV	83,502	288,050
Koninklijke Philips Electronics NV	20,717	1,171,405
Koninklijke Vopak NV	1,667	76,358
NN Group NV	6,577	328,702
Prosus NV	11,111	1,205,896
Unibail-Rodamco SE & WFD Unibail-Rodamco NV unit	3,175	261,818
Wolters Kluwer NV	6,060	548,317
Wolters Kluwer NV rights (a)(d)	5,818	6,225

TOTAL NETHERLANDS		13,825,126

New Zealand - 0.3%
Auckland International Airport Ltd.	27,510	149,418
Fisher & Paykel Healthcare Corp.	13,396	344,623
Mercury Nz Ltd.	15,531	77,131
Meridian Energy Ltd.	28,101	107,181
Ryman Healthcare Group Ltd.	8,938	90,760
Spark New Zealand Ltd.	44,489	140,080

TOTAL NEW ZEALAND		909,193

Norway - 0.3%
Mowi ASA	10,004	247,095
Norsk Hydro ASA	31,231	198,872
Orkla ASA	16,780	171,267
Schibsted ASA (B Shares)	2,272	99,625
Telenor ASA	15,567	277,621

TOTAL NORWAY		994,480

Philippines - 0.3%
Ayala Corp.	6,080	93,248
Ayala Land, Inc.	197,800	131,826
Bank of the Philippine Islands (BPI)	37,642	64,509
BDO Unibank, Inc.	42,280	90,222
JG Summit Holdings, Inc.	70,533	77,007
Manila Electric Co.	5,160	29,135
Metropolitan Bank & Trust Co.	35,757	32,564
PUREGOLD Price Club, Inc.	32,900	25,399
SM Investments Corp.	5,085	101,142
SM Prime Holdings, Inc.	242,800	173,123
Universal Robina Corp.	22,980	65,114

TOTAL PHILIPPINES		883,289

Poland - 0.3%
Bank Polska Kasa Opieki SA (a)	4,104	86,621
CD Projekt RED SA	1,386	63,452
Cyfrowy Polsat SA	5,000	38,922
KGHM Polska Miedz SA (Bearer) (a)	3,136	160,927
Orange Polska SA (a)	16,605	29,841
Polski Koncern Naftowy Orlen SA	6,406	112,707
Powszechna Kasa Oszczednosci Bank SA (a)	20,978	195,109
Powszechny Zaklad Ubezpieczen SA (a)	12,783	110,126
Santander Bank Polska SA (a)	862	51,008

TOTAL POLAND		848,713

Portugal - 0.1%
Galp Energia SGPS SA Class B	11,802	135,898
Jeronimo Martins SGPS SA	5,828	106,432

TOTAL PORTUGAL		242,330

Qatar - 0.2%
Ooredoo QSC (a)	15,136	29,557
Qatar Fuel Co.	12,646	63,213
Qatar National Bank SAQ (a)	104,601	514,243
The Commercial Bank of Qatar (a)	45,756	67,861

TOTAL QATAR		674,874

Russia - 0.6%
Gazprom OAO	269,840	822,707
Lukoil PJSC	9,598	740,146
Mobile TeleSystems OJSC sponsored ADR	9,896	83,819
Moscow Exchange MICEX-RTS OAO	32,940	77,506
Novolipetsk Steel OJSC	25,570	90,316
PhosAgro OJSC GDR (Reg. S)	2,888	53,053
Polyus PJSC	720	132,789

TOTAL RUSSIA		2,000,336

Saudi Arabia - 0.4%
Almarai Co. Ltd.	4,932	70,754
Bank Albilad	8,526	85,142
Banque Saudi Fransi	12,839	133,518
Saudi Arabian Mining Co. (a)	10,245	156,535
Saudi Basic Industries Corp.	20,584	680,608
The Savola Group	5,691	60,625

TOTAL SAUDI ARABIA		1,187,182

Singapore - 0.9%
Ascendas Real Estate Investment Trust	71,356	166,761
BOC Aviation Ltd. Class A (b)	4,800	43,318
CapitaLand Ltd.	61,401	171,641
CapitaMall Trust	107,930	174,375
City Developments Ltd.	8,600	50,989
DBS Group Holdings Ltd.	41,276	927,721
Keppel Corp. Ltd.	32,200	131,147
Singapore Airlines Ltd. (a)	29,800	112,940
Singapore Exchange Ltd.	20,700	162,551
Singapore Telecommunications Ltd.	181,500	340,973
United Overseas Bank Ltd.	27,100	541,491
UOL Group Ltd.	8,600	49,761

TOTAL SINGAPORE		2,873,668

South Africa - 1.8%
Absa Group Ltd.	17,272	145,834
Anglo American Platinum Ltd.	1,240	169,707
Aspen Pharmacare Holdings Ltd. (a)	8,919	99,322
Bidcorp Ltd.	7,960	156,933
Bidvest Group Ltd.	6,146	70,980
Capitec Bank Holdings Ltd.	1,605	164,501
Clicks Group Ltd.	5,955	99,452
FirstRand Ltd.	105,508	371,324
Gold Fields Ltd.	19,646	184,356
Growthpoint Properties Ltd.	65,468	65,547
Impala Platinum Holdings Ltd.	18,010	336,536
Kumba Iron Ore Ltd.	1,343	60,964
Mr Price Group Ltd.	5,392	67,615
MTN Group Ltd.	37,580	237,413
MultiChoice Group Ltd.	10,625	91,425
Naspers Ltd. Class N	9,922	2,258,049
Nedbank Group Ltd.	9,056	92,330
Northam Platinum Ltd. (a)	8,373	144,331
Old Mutual Ltd.	97,478	85,026
Old Mutual Ltd.	29	25
Remgro Ltd.	10,857	82,334
Sanlam Ltd.	38,083	147,106
Shoprite Holdings Ltd.	12,146	121,096
Spar Group Ltd.	4,200	53,131
Standard Bank Group Ltd.	29,241	237,940
Vodacom Group Ltd.	13,336	115,617
Woolworths Holdings Ltd. (a)	21,346	72,358

TOTAL SOUTH AFRICA		5,731,252

Spain - 1.6%
Banco Bilbao Vizcaya Argentaria SA	152,471	856,141
CaixaBank SA	103,129	329,906
Iberdrola SA	138,802	1,875,765
Industria de Diseno Textil SA	24,905	886,883
Naturgy Energy Group SA	6,309	161,788
Red Electrica Corporacion SA	9,446	173,470
Repsol SA	34,551	412,411
Telefonica SA	115,991	537,540

TOTAL SPAIN		5,233,904

Sweden - 2.0%
ASSA ABLOY AB (B Shares)	22,762	648,803
Atlas Copco AB:
(A Shares)	15,240	923,522
(B Shares)	8,918	462,990
Boliden AB	6,094	237,409
Electrolux AB (B Shares)	4,921	138,116
Essity AB (B Shares)	13,816	450,929
H&M Hennes & Mauritz AB (B Shares)	18,403	453,904
Husqvarna AB (B Shares)	9,424	131,193
ICA Gruppen AB	2,186	100,707
Kinnevik AB (B Shares)	5,326	294,437
Latour Investment AB (B Shares)	3,114	95,272
Sandvik AB	25,798	637,823
Skandinaviska Enskilda Banken AB (A Shares)	36,928	473,948
Skanska AB (B Shares)	7,777	210,925
SKF AB (B Shares)	8,891	229,586
Svenska Cellulosa AB SCA (B Shares)	13,483	236,515
Svenska Handelsbanken AB (A Shares)	35,422	410,196
Tele2 AB (B Shares)	11,770	152,034
Telia Co. AB	57,043	236,108

TOTAL SWEDEN		6,524,417

Switzerland - 5.0%
ABB Ltd. (Reg.)	42,229	1,371,690
Adecco SA (Reg.)	3,604	244,042
Alcon, Inc. (Switzerland)	11,193	839,552
Clariant AG (Reg.)	4,610	96,491
Coca-Cola HBC AG	4,377	151,242
Compagnie Financiere Richemont SA Series A	11,882	1,219,411
Givaudan SA	210	879,321
Kuehne & Nagel International AG	1,228	367,089
Lindt & Spruengli AG	2	197,536
Lindt & Spruengli AG (participation certificate)	27	250,413
Lonza Group AG	1,702	1,081,986
Roche Holding AG (participation certificate)	15,993	5,216,210
SGS SA (Reg.)	137	405,037
Sika AG	3,229	963,131
Sonova Holding AG Class B	1,265	374,132
Straumann Holding AG	239	341,391
Swiss Re Ltd.	6,553	609,054
Swisscom AG	569	308,596
Zurich Insurance Group Ltd.	3,413	1,400,212

TOTAL SWITZERLAND		16,316,536

Taiwan - 6.4%
Accton Technology Corp.	11,000	125,174
Acer, Inc.	66,000	81,009
Advantech Co. Ltd.	8,399	106,997
ASE Technology Holding Co. Ltd.	75,000	313,271
AU Optronics Corp. (a)	201,000	235,200
Catcher Technology Co. Ltd.	17,000	120,147
Cathay Financial Holding Co. Ltd.	183,547	343,514
Cheng Shin Rubber Industry Co. Ltd.	40,000	77,438
Chicony Electronics Co. Ltd.	17,010	51,435
China Steel Corp.	265,000	372,678
Chunghwa Telecom Co. Ltd.	86,000	350,414
Compal Electronics, Inc.	102,000	91,251
CTBC Financial Holding Co. Ltd.	396,000	323,092
Delta Electronics, Inc.	45,000	487,118
E.SUN Financial Holdings Co. Ltd.	260,958	251,666
Evergreen Marine Corp. (Taiwan) (a)	53,894	152,357
Far Eastern Textile Ltd.	68,000	80,909
Far EasTone Telecommunications Co. Ltd.	36,000	83,865
First Financial Holding Co. Ltd.	236,948	194,171
Fubon Financial Holding Co. Ltd.	150,000	344,605
HIWIN Technologies Corp.	6,282	95,539
Hotai Motor Co. Ltd.	7,000	151,297
Hua Nan Financial Holdings Co. Ltd.	171,560	116,645
Innolux Corp.	191,000	205,729
Inventec Corp.	77,000	74,809
Lite-On Technology Corp.	54,000	123,478
MediaTek, Inc.	34,000	1,441,761
Micro-Star International Co. Ltd.	15,000	99,034
Nan Ya Plastics Corp.	119,000	375,588
President Chain Store Corp.	13,000	126,069
Quanta Computer, Inc.	68,000	239,442
Ruentex Development Co. Ltd.	11,600	22,042
Sinopac Holdings Co.	239,720	114,091
Taishin Financial Holdings Co. Ltd.	203,980	102,921
Taiwan Business Bank	105,120	38,369
Taiwan High Speed Rail Corp.	36,000	40,515
Taiwan Mobile Co. Ltd.	36,000	128,824
Taiwan Semiconductor Manufacturing Co. Ltd.	561,000	11,809,378
Unified-President Enterprises Corp.	111,000	298,304
United Microelectronics Corp.	270,000	538,287
Vanguard International Semiconductor Corp.	21,000	89,801
Win Semiconductors Corp.	8,000	104,920
Wistron Corp.	59,264	69,348
Yageo Corp.	9,000	174,879
Yuanta Financial Holding Co. Ltd.	210,280	195,644

TOTAL TAIWAN		20,963,025

Thailand - 0.8%
Advanced Info Service PCL (For. Reg.)	17,300	94,970
Advanced Information Service PCL NVDR	11,900	65,326
Airports of Thailand PCL:
(depositary receipt)	33,800	67,274
(For. Reg.)	66,100	131,563
B. Grimm Power PCL:
unit	7,400	10,156
(For. Reg.)	13,000	17,841
Bangkok Dusit Medical Services PCL:
unit	78,500	54,685
(For. Reg.)	142,500	99,270
Berli Jucker PCL unit	28,100	32,024
BTS Group Holdings PCL:
unit	105,500	30,312
(For. Reg.)	108,233	31,097
Bumrungrad Hospital PCL:
NVDR	4,600	19,788
(For. Reg.)	6,200	26,671
Central Pattana PCL:
unit	24,000	40,257
(For. Reg.)	31,400	52,669
Charoen Pokphand Foods PCL:
unit	31,100	28,953
(For. Reg.)	53,600	49,900
CP ALL PCL:
unit	42,900	86,075
(For. Reg.)	85,500	171,549
Energy Absolute PCL:
unit	15,400	30,157
(For. Reg.)	20,900	40,928
Gulf Energy Development PCL:
unit	18,100	20,047
(For. Reg.)	43,300	47,957
Home Product Center PCL:
unit	63,800	28,879
(For. Reg.)	78,800	35,669
Indorama Ventures PCL:
unit	16,200	24,963
(For. Reg.)	25,100	38,677
Intouch Holdings PCL:
(For. Reg.)	35,100	71,834
NVDR	11,200	22,921
Kasikornbank PCL:
NVDR	13,100	55,512
(For. Reg.)	26,300	111,448
Land & House PCL:
NVDR	99,300	27,574
(For. Reg.)	123,700	34,350
Minor International PCL:
unit	28,100	27,063
warrants 9/30/21 (a)	530	11
warrants 7/31/23 (a)	1,453	466
(For. Reg.)	45,575	43,892
Muangthai Leasing PCL	10,200	20,957
Muangthai Leasing PCL unit	3,600	7,396
Osotspa PCL unit	26,400	30,299
PTT Exploration and Production PCL:
(For. Reg.)	20,200	77,169
NVDR	8,300	31,708
PTT Global Chemical PCL:
(For. Reg.)	38,500	83,736
NVDR	16,700	36,322
Siam Cement PCL:
(For. Reg.)	11,200	166,112
NVDR unit	6,000	88,989
Siam Commercial Bank PCL:
unit	8,400	28,315
(For. Reg.)	11,400	38,427
Thai Oil PCL:
(For. Reg.)	17,300	32,906
NVDR	5,100	9,701
Thai Union Frozen Products PCL (For. Reg.)	42,700	20,699
Total Access Communication PCL:
(For. Reg.)	6,300	6,624
NVDR	11,700	12,301
True Corp. PCL (For. Reg.)	156,800	16,410

TOTAL THAILAND		2,480,799

Turkey - 0.1%
Koc Holding A/S	13,933	30,815
Turk Hava Yollari AO (a)	8,093	11,956
Turkcell Iletisim Hizmet A/S	29,754	53,335
Turkiye Garanti Bankasi A/S	50,328	43,831
Turkiye Is Bankasi A/S Series C	35,452	20,855

TOTAL TURKEY		160,792

United Arab Emirates - 0.3%
Abu Dhabi Commercial Bank PJSC	65,540	111,876
Aldar Properties PJSC	83,733	80,014
Dubai Islamic Bank Pakistan Ltd.	34,808	42,170
Emirates NBD Bank PJSC	59,194	200,636
Emirates Telecommunications Corp.	38,992	224,834
First Abu Dhabi Bank PJSC	62,458	242,136

TOTAL UNITED ARAB EMIRATES		901,666

United Kingdom - 6.8%
3i Group PLC	22,642	400,878
Associated British Foods PLC	8,153	259,874
Aviva PLC	89,726	496,036
Barratt Developments PLC	22,625	241,221
Berkeley Group Holdings PLC	2,974	190,042
British Land Co. PLC	20,812	149,001
BT Group PLC (a)	204,902	466,775
Burberry Group PLC (a)	8,951	254,776
Coca-Cola European Partners PLC	4,709	267,565
Compass Group PLC (a)	40,719	885,813
Croda International PLC	3,183	297,337
GlaxoSmithKline PLC	114,253	2,111,369
Hikma Pharmaceuticals PLC	4,136	139,373
Informa PLC (a)	33,198	257,758
InterContinental Hotel Group PLC (a)	3,808	270,608
J Sainsbury PLC	42,316	138,913
JD Sports Fashion PLC (a)	11,445	145,163
Johnson Matthey PLC	4,309	193,406
Kingfisher PLC	46,496	229,535
Land Securities Group PLC	16,788	167,118
Legal & General Group PLC	137,387	516,847
London Stock Exchange Group PLC	7,225	738,378
Mondi PLC	3,261	88,496
Mondi PLC	7,595	206,685
National Grid PLC	79,692	1,004,562
Next PLC (a)	3,085	332,407
NMC Health PLC (a)	987	355
Pearson PLC	16,760	192,272
Prudential PLC	59,449	1,258,790
Reckitt Benckiser Group PLC	16,183	1,440,897
RELX PLC:
rights (a)(d)	43,754	20,182
(London Stock Exchange)	43,754	1,135,715
Rentokil Initial PLC	42,453	293,383
RSA Insurance Group PLC	23,084	217,550
Sage Group PLC	24,085	212,215
Schroders PLC	2,807	139,868
Segro PLC	27,243	378,309
Smith & Nephew PLC	20,051	433,979
Spirax-Sarco Engineering PLC	1,696	276,738
SSE PLC	24,068	487,950
Standard Chartered PLC (United Kingdom)	61,813	443,566
Standard Life PLC	52,657	201,803
Taylor Wimpey PLC	85,260	211,476
Tesco PLC	178,285	544,227
Unilever PLC	59,763	3,500,744
Whitbread PLC (a)	4,712	211,104
WM Morrison Supermarkets PLC	54,553	130,979

TOTAL UNITED KINGDOM		22,182,038

TOTAL COMMON STOCKS
(Cost $271,518,335)		312,722,509

Nonconvertible Preferred Stocks - 0.9%
Brazil - 0.4%
Banco Bradesco SA (PN)	112,778	495,164
Companhia Energetica de Minas Gerais (CEMIG) (PN)	18,434	46,967
Itau Unibanco Holding SA	111,850	566,863
Itausa-Investimentos Itau SA (PN)	94,732	175,441

TOTAL BRAZIL		1,284,435

Chile - 0.1%
Embotelladora Andina SA Class B	11,115	26,508
Sociedad Quimica y Minera de Chile SA (PN-B) (a)	3,396	178,938

TOTAL CHILE		205,446

Colombia - 0.0%
Bancolombia SA (PN)	10,001	74,608
Germany - 0.3%
Bayerische Motoren Werke AG (BMW) (non-vtg.)	1,307	107,165
Henkel AG & Co. KGaA	4,025	462,420
Sartorius AG (non-vtg.)	814	459,174

TOTAL GERMANY		1,028,759

Korea (South) - 0.1%
AMOREPACIFIC Corp.	196	15,599
LG Chemical Ltd.	301	119,912
LG Household & Health Care Ltd.	18	11,525

TOTAL KOREA (SOUTH)		147,036

TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $2,748,919)		2,740,284

Money Market Funds - 2.8%
Fidelity Cash Central Fund 0.04% (e)
(Cost $9,174,485)	9,172,650	9,174,485
TOTAL INVESTMENT IN SECURITIES - 99.6%
(Cost $283,441,739)		324,637,278
NET OTHER ASSETS (LIABILITIES) - 0.4%		1,375,442
NET ASSETS - 100%		$326,012,720

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	51	June 2021	$5,760,450	$86,830	$86,829
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	45	June 2021	3,007,350	27,939	27,939
TME S&P/TSX 60 Index Contracts (Canada)	3	June 2021	554,237	8,252	8,252
TOTAL FUTURES CONTRACTS					$123,020

The notional amount of futures purchased as a percentage of Net Assets is 2.9%

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $6,729,392 or 2.1% of net assets.

 (c) Level 3 security

 (d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$3,708
Fidelity Securities Lending Cash Central Fund	63
Total	$3,771

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$24,732,106	$8,964,419	$15,767,687	$--
Consumer Discretionary	43,941,086	32,319,002	11,622,084	--
Consumer Staples	25,043,193	15,290,613	9,752,580	--
Energy	12,237,092	7,473,355	4,763,737	--
Financials	59,507,058	49,842,149	9,664,909	--
Health Care	27,558,224	10,977,260	16,580,964	--
Industrials	34,846,955	24,352,638	10,248,394	245,923
Information Technology	43,639,237	18,404,050	25,235,187	--
Materials	25,897,369	22,263,382	3,633,987	--
Real Estate	8,320,443	8,320,443	--	--
Utilities	9,740,030	4,634,901	5,105,129	--
Money Market Funds	9,174,485	9,174,485	--	--
Total Investments in Securities:	$324,637,278	$212,016,697	$112,374,658	$245,923
Derivative Instruments:
Assets
Futures Contracts	$123,020	$123,020	$--	$--
Total Assets	$123,020	$123,020	$--	$--
Total Derivative Instruments:	$123,020	$123,020	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of April 30, 2021. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$123,020	$0
Total Equity Risk	123,020	0
Total Value of Derivatives	$123,020	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		April 30, 2021 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $274,267,254)	$315,462,793
Fidelity Central Funds (cost $9,174,485)	9,174,485
Total Investment in Securities (cost $283,441,739)		$324,637,278
Segregated cash with brokers for derivative instruments		496,026
Foreign currency held at value (cost $1,716,788)		1,715,545
Receivable for fund shares sold		2,647,506
Dividends receivable		912,444
Distributions receivable from Fidelity Central Funds		481
Other receivables		441
Total assets		330,409,721
Liabilities
Payable for investments purchased
Regular delivery	$3,792,213
Delayed delivery	26,408
Payable for fund shares redeemed	233,264
Accrued management fee	51,703
Payable for daily variation margin on futures contracts	111,462
Other payables and accrued expenses	181,951
Total liabilities		4,397,001
Net Assets		$326,012,720
Net Assets consist of:
Paid in capital		$287,001,472
Total accumulated earnings (loss)		39,011,248
Net Assets		$326,012,720
Net Asset Value, offering price and redemption price per share ($326,012,720 ÷ 24,534,134 shares)		$13.29

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended April 30, 2021 (Unaudited)
Investment Income
Dividends		$2,841,314
Income from Fidelity Central Funds (including $63 from security lending)		3,771
Income before foreign taxes withheld		2,845,085
Less foreign taxes withheld		(326,725)
Total income		2,518,360
Expenses
Management fee	$243,251
Independent trustees' fees and expenses	309
Total expenses		243,560
Net investment income (loss)		2,274,800
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(565,487)
Fidelity Central Funds	(197)
Foreign currency transactions	(14,978)
Futures contracts	1,333,799
Total net realized gain (loss)		753,137
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers (net of increase in deferred foreign taxes of $100,944)	38,074,575
Assets and liabilities in foreign currencies	14,200
Futures contracts	219,033
Total change in net unrealized appreciation (depreciation)		38,307,808
Net gain (loss)		39,060,945
Net increase (decrease) in net assets resulting from operations		$41,335,745

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended April 30, 2021 (Unaudited)	Year ended October 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,274,800	$2,361,333
Net realized gain (loss)	753,137	(3,276,994)
Change in net unrealized appreciation (depreciation)	38,307,808	506,411
Net increase (decrease) in net assets resulting from operations	41,335,745	(409,250)
Distributions to shareholders	(2,202,031)	(1,690,713)
Share transactions
Proceeds from sales of shares	154,708,176	113,297,249
Reinvestment of distributions	1,989,394	1,508,542
Cost of shares redeemed	(19,686,493)	(34,712,551)
Net increase (decrease) in net assets resulting from share transactions	137,011,077	80,093,240
Total increase (decrease) in net assets	176,144,791	77,993,277
Net Assets
Beginning of period	149,867,929	71,874,652
End of period	$326,012,720	$149,867,929
Other Information
Shares
Sold	12,041,748	10,592,608
Issued in reinvestment of distributions	162,399	138,780
Redeemed	(1,534,352)	(3,466,902)
Net increase (decrease)	10,669,795	7,264,486

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity International Sustainability Index Fund

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2021	2020	2019	2018	2017 A
Selected Per–Share Data
Net asset value, beginning of period	$10.81	$10.89	$9.87	$10.96	$10.00
Income from Investment Operations
Net investment income (loss)B	.12	.24	.32C	.29	.11
Net realized and unrealized gain (loss)	2.50	(.08)	.91	(1.24)	.85
Total from investment operations	2.62	.16	1.23	(.95)	.96
Distributions from net investment income	(.14)	(.24)	(.21)	(.09)	–
Distributions from net realized gain	–	–	–	(.05)	–
Total distributions	(.14)	(.24)	(.21)	(.14)	–
Net asset value, end of period	$13.29	$10.81	$10.89	$9.87	$10.96
Total ReturnD,E	24.37%	1.48%	12.81%	(8.77)%	9.60%
Ratios to Average Net AssetsF,G
Expenses before reductions	.20%H	.20%	.20%	.20%	.20%H
Expenses net of fee waivers, if any	.20%H	.20%	.20%	.20%	.20%H
Expenses net of all reductions	.20%H	.20%	.20%	.20%	.20%H
Net investment income (loss)	1.87%H	2.25%	3.14%C	2.70%	2.25%H
Supplemental Data
Net assets, end of period (000 omitted)	$326,013	$149,868	$71,875	$3,810	$1,968
Portfolio turnover rateI	5%H	11%	17%	10%	4%J

 A For the period May 9, 2017 (commencement of operations) to October 31, 2017.

 B Calculated based on average shares outstanding during the period.

 C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.04 per share. Such dividends are not annualized in the ratio of net investment income (loss) to average net assets. Excluding such non-recurring dividend(s) the ratio of net investment income (loss) to average net assets would have been 2.73%.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended April 30, 2021

1. Organization.

Fidelity International Sustainability Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005% to .01%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2021 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), partnerships, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$49,998,239
Gross unrealized depreciation	(10,099,879)
Net unrealized appreciation (depreciation)	$39,898,360
Tax cost	$284,861,938

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$(1,691,387)
Long-term	(1,952,123)
Total capital loss carryforward	$(3,643,510)

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity International Sustainability Index Fund	137,790,796	5,238,981

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is based on an annual rate of .20% of the Fund's average net assets. Under the management contract, the investment adviser pays all other operating expenses, except the compensation of the independent Trustees and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.

8. Security Lending.

Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity International Sustainability Index Fund	$3	$–	$–

9. Other.

Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

10. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2020 to April 30, 2021).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value November 1, 2020	Ending Account Value April 30, 2021	Expenses Paid During Period-B November 1, 2020 to April 30, 2021
Fidelity International Sustainability Index Fund	.20%
Actual		$1,000.00	$1,243.70	$1.11
Hypothetical-C		$1,000.00	$1,023.80	$1.00

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage the Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund’s Board of Trustees (the Board) has designated the Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2019 through November 30, 2020. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

ISY-SANN-0621
1.9883819.103

Fidelity® SAI International Value Index Fund

Offered exclusively to certain clients of the Adviser or its affiliates - not available for sale to the general public. Fidelity SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers LLC.

Semi-Annual Report

April 30, 2021

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2021 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, 2020 the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, global governments and central banks took unprecedented action to help support consumers, businesses, and the broader economies, and to limit disruption to financial systems.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Geographic Diversification (% of fund's net assets)

As of April 30, 2021
Japan	26.8%
France	16.0%
United Kingdom	15.8%
Germany	9.2%
Netherlands	5.1%
Switzerland	4.2%
Australia	4.0%
Italy	2.7%
Singapore	2.6%
Other*	13.6%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Asset Allocation as of April 30, 2021

% of fund's net assets
Stocks and Equity Futures	100.0

Top Ten Stocks as of April 30, 2021

% of fund's net assets
Sanofi SA (France, Pharmaceuticals)	2.7
British American Tobacco PLC (United Kingdom) (United Kingdom, Tobacco)	2.3
Total SA (France, Oil, Gas & Consumable Fuels)	2.1
Daimler AG (Germany) (Germany, Automobiles)	2.1
BNP Paribas SA (France, Banks)	2.1
GlaxoSmithKline PLC (United Kingdom, Pharmaceuticals)	1.8
Bayer AG (Germany, Pharmaceuticals)	1.7
BHP Group PLC (United Kingdom, Metals & Mining)	1.7
Anglo American PLC (United Kingdom) (United Kingdom, Metals & Mining)	1.5
VINCI SA (France, Construction & Engineering)	1.5
19.5

Top Market Sectors as of April 30, 2021

% of fund's net assets
Financials	18.4
Industrials	16.1
Consumer Discretionary	11.9
Materials	10.3
Health Care	9.7
Consumer Staples	7.6
Information Technology	7.1
Communication Services	6.9
Energy	4.1
Utilities	3.8

Schedule of Investments April 30, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.7%
	Shares	Value
Australia - 4.0%
AGL Energy Ltd.	874,686	$6,017,162
Aurizon Holdings Ltd.	2,603,728	7,521,682
BHP Billiton Ltd.	1,949,400	70,950,121
Fortescue Metals Group Ltd.	2,334,206	40,620,335
JB Hi-Fi Ltd.	160,382	5,717,907
Mineral Resources Ltd.	233,002	8,570,795
Rio Tinto Ltd.	521,155	48,638,303
South32 Ltd.	4,591,831	10,187,473

TOTAL AUSTRALIA		198,223,778

Austria - 0.3%
Andritz AG	100,745	5,474,655
OMV AG	191,475	9,440,536

TOTAL AUSTRIA		14,915,191

Belgium - 1.6%
Anheuser-Busch InBev SA NV	861,234	61,003,370
Colruyt NV	63,943	3,792,267
Proximus	217,073	4,627,105
Solvay SA Class A	97,139	12,355,891

TOTAL BELGIUM		81,778,633

Bermuda - 0.6%
Hongkong Land Holdings Ltd.	1,638,291	8,109,540
Jardine Matheson Holdings Ltd.	366,933	24,672,575

TOTAL BERMUDA		32,782,115

Cayman Islands - 1.0%
CK Asset Holdings Ltd.	3,422,500	21,479,434
CK Hutchison Holdings Ltd.	3,789,500	31,076,071

TOTAL CAYMAN ISLANDS		52,555,505

Denmark - 1.0%
A.P. Moller - Maersk A/S Series B	13,057	32,480,960
Danske Bank A/S	905,683	17,285,200

TOTAL DENMARK		49,766,160

Finland - 1.2%
Fortum Corp.	578,764	15,203,646
Nokia Corp. (a)	7,967,863	37,743,425
TietoEVRY Oyj	149,630	5,180,909

TOTAL FINLAND		58,127,980

France - 16.0%
Atos Origin SA	137,435	9,355,392
BNP Paribas SA	1,614,242	103,501,557
Bouygues SA (b)	315,387	13,513,762
Capgemini SA	214,049	39,218,678
Carrefour SA	814,990	15,780,029
Compagnie de St. Gobain	747,843	47,185,271
Compagnie Generale des Etablissements Michelin SCA Series B	248,856	36,009,626
Credit Agricole SA	1,771,950	27,421,568
Eiffage SA	114,194	12,509,841
Elis SA (a)	270,931	4,846,815
ENGIE	2,495,820	37,117,417
Faurecia SA	170,536	9,205,708
Orange SA	2,875,558	35,809,963
Publicis Groupe SA	321,657	20,828,315
Renault SA	290,618	11,713,484
Rexel SA	337,635	6,644,938
Sanofi SA	1,294,193	135,686,262
SPIE SA	132,156	3,339,753
Thales SA	141,681	14,441,085
Total SA	2,380,202	105,199,714
Valeo SA	320,503	10,380,648
Veolia Environnement SA	709,029	22,580,874
VINCI SA	677,103	74,298,361

TOTAL FRANCE		796,589,061

Germany - 9.2%
Bayer AG	1,306,313	84,525,107
Bayerische Motoren Werke AG (BMW)	509,158	51,052,076
Continental AG	150,777	20,375,921
Daimler AG (Germany)	1,171,528	104,297,169
Deutsche Telekom AG	3,458,814	66,565,063
Fresenius Medical Care AG & Co. KGaA	283,710	22,590,781
Fresenius SE & Co. KGaA	579,228	28,467,886
HeidelbergCement AG	206,134	18,889,191
Lanxess AG	122,770	9,036,086
ProSiebenSat.1 Media AG	296,004	6,421,689
Rheinmetall AG	61,153	6,374,288
RWE AG	949,355	35,998,559
Uniper SE	138,720	5,059,987

TOTAL GERMANY		459,653,803

Hong Kong - 1.4%
BOC Hong Kong (Holdings) Ltd.	5,018,500	17,702,282
Fosun International Ltd.	3,422,000	4,925,231
Henderson Land Development Co. Ltd.	1,902,930	8,463,999
Sun Hung Kai Properties Ltd.	1,998,000	30,171,594
Swire Pacific Ltd. (A Shares)	896,500	7,253,712

TOTAL HONG KONG		68,516,818

Italy - 2.7%
Atlantia SpA (a)	707,191	13,794,826
Banco BPM SpA (b)	2,115,263	6,027,088
Eni SpA	3,543,362	42,204,617
Hera SpA	1,108,328	4,457,170
Intesa Sanpaolo SpA	18,707,411	52,154,667
Leonardo SpA	568,171	4,640,870
Telecom Italia SpA	25,354,444	13,909,110

TOTAL ITALY		137,188,348

Japan - 26.8%
AGC, Inc.	302,400	13,779,413
Aisin Corp.	255,100	9,826,800
Alfresa Holdings Corp.	295,300	5,287,786
Asahi Group Holdings	163,100	6,812,622
Bridgestone Corp.	856,900	34,318,339
Brother Industries Ltd.	368,100	7,783,687
Canon, Inc.	1,418,800	33,739,283
Central Japan Railway Co.	273,900	40,061,227
Chubu Electric Power Co., Inc.	1,005,300	12,146,570
Dai Nippon Printing Co. Ltd.	396,000	7,866,374
Electric Power Development Co. Ltd.	244,100	3,899,704
ENEOS Holdings, Inc.	4,535,000	19,552,493
Fujifilm Holdings Corp.	533,700	34,608,216
Fukuoka Financial Group, Inc.	268,300	4,566,182
Haseko Corp.	332,000	4,450,361
Hitachi Ltd.	1,287,000	63,366,703
Honda Motor Co. Ltd.	2,415,900	72,041,733
Iida Group Holdings Co. Ltd.	246,600	6,008,746
INPEX Corp.	1,519,200	10,369,871
Isuzu Motors Ltd.	864,600	8,749,635
Itochu Corp.	1,969,200	61,405,743
Japan Post Holdings Co. Ltd.	1,974,600	16,578,763
Japan Tobacco, Inc.	1,535,700	28,721,482
JGC Corp.	363,900	4,152,103
Kajima Corp.	693,700	9,584,473
Kansai Electric Power Co., Inc.	1,098,400	10,874,451
KDDI Corp.	486,700	14,712,677
Kyocera Corp.	357,300	21,698,235
Marubeni Corp.	2,304,900	19,162,157
Medipal Holdings Corp.	293,600	5,394,353
Mitsubishi Chemical Holdings Corp.	1,929,300	14,360,743
Mitsubishi Corp.	1,970,400	54,447,873
Mitsubishi Heavy Industries Ltd.	471,000	13,993,385
Mitsui & Co. Ltd.	2,169,100	45,718,015
Mizuho Financial Group, Inc.	3,376,400	47,422,216
NEC Corp.	362,800	21,112,709
Nikon Corp.	485,900	4,570,457
Nippon Telegraph & Telephone Corp.	1,797,100	45,310,077
Nippon Yusen KK	226,100	8,875,185
Nomura Holdings, Inc.	1,458,900	7,841,815
Obayashi Corp.	1,012,900	9,240,199
Open House Co. Ltd.	100,400	4,175,295
ORIX Corp.	1,356,000	21,805,929
Osaka Gas Co. Ltd.	581,700	11,219,907
Otsuka Holdings Co. Ltd.	399,600	15,360,231
Panasonic Corp.	3,095,900	36,352,061
Resona Holdings, Inc.	3,071,300	12,617,931
Ricoh Co. Ltd.	962,100	10,229,300
Seiko Epson Corp.	435,700	7,407,179
Sekisui House Ltd.	913,200	18,457,853
Seven & i Holdings Co. Ltd.	1,060,800	45,609,838
SHIMIZU Corp.	985,200	8,068,021
Sojitz Corp.	1,546,200	4,612,144
Subaru Corp.	863,900	16,026,693
Sumitomo Corp.	1,668,800	22,720,966
Sumitomo Electric Industries Ltd.	1,108,400	16,490,607
Sumitomo Forestry Co. Ltd.	239,900	5,553,546
Sumitomo Heavy Industries Ltd.	163,400	4,732,007
Sumitomo Mitsui Financial Group, Inc.	1,924,800	67,615,760
Sumitomo Mitsui Trust Holdings, Inc.	499,000	16,984,903
Taiheiyo Cement Corp.	178,500	4,473,525
Taisei Corp.	296,300	10,925,876
Takeda Pharmaceutical Co. Ltd.	1,407,000	46,994,510
Tohoku Electric Power Co., Inc.	706,000	6,220,862
Tokyo Gas Co. Ltd.	537,400	10,881,748
Toppan Printing Co. Ltd.	491,000	8,369,778
Tosoh Corp.	432,300	7,665,819
Toyota Tsusho Corp.	315,400	13,332,858
Yamada Holdings Co. Ltd.	1,093,000	5,440,498
Yamaha Motor Co. Ltd.	419,000	10,462,540

TOTAL JAPAN		1,335,221,041

Luxembourg - 0.9%
ArcelorMittal SA (Netherlands)	975,398	28,437,302
Aroundtown SA	1,673,691	12,886,097
SES SA (France) (depositary receipt)	535,325	4,057,220

TOTAL LUXEMBOURG		45,380,619

Netherlands - 5.1%
AEGON NV	1,969,043	9,125,189
ASR Nederland NV	197,952	8,665,135
EXOR NV	159,021	13,061,622
Heineken Holding NV	134,046	13,311,552
ING Groep NV (Certificaten Van Aandelen)	5,445,481	69,565,991
Koninklijke Ahold Delhaize NV	1,545,324	41,587,635
NN Group NV	463,682	23,173,682
Randstad NV	165,741	11,971,668
Signify NV (c)	180,184	10,248,586
Stellantis NV (Italy)	3,109,886	51,686,007

TOTAL NETHERLANDS		252,397,067

Singapore - 2.6%
CapitaLand Ltd.	3,479,800	9,727,489
DBS Group Holdings Ltd.	973,500	21,880,432
Oversea-Chinese Banking Corp. Ltd.	5,619,984	51,522,679
United Overseas Bank Ltd.	2,139,400	42,747,808
Venture Corp. Ltd.	140,000	2,119,857

TOTAL SINGAPORE		127,998,265

Spain - 1.6%
ACS Actividades de Construccion y Servicios SA	379,448	12,376,472
Banco Bilbao Vizcaya Argentaria SA	4,887,795	27,445,500
Enagas SA	347,462	7,569,380
Telefonica SA	7,370,701	34,158,194

TOTAL SPAIN		81,549,546

Sweden - 1.7%
Electrolux AB (B Shares)	352,657	9,897,916
Ericsson (B Shares)	3,287,825	45,155,442
Securitas AB (B Shares)	425,609	7,262,283
Skanska AB (B Shares)	561,873	15,238,944
SSAB Svenskt Stal AB (A Shares)	1,128,152	6,144,797

TOTAL SWEDEN		83,699,382

Switzerland - 4.2%
Adecco SA (Reg.)	216,903	14,687,415
ams AG (a)	385,078	6,674,826
Credit Suisse Group AG	3,264,606	34,124,204
Credit Suisse Group AG rights 5/6/21 (a)(d)	3,264,606	36
LafargeHolcim Ltd. (Reg.)	679,762	41,905,941
Novartis AG	565,315	48,241,944
UBS Group AG	4,095,541	62,447,751

TOTAL SWITZERLAND		208,082,117

United Kingdom - 15.8%
Aggreko PLC	357,552	4,259,001
Anglo American PLC (United Kingdom)	1,812,516	76,847,479
Aviva PLC	5,515,514	30,491,654
BAE Systems PLC	4,501,854	31,446,507
Barclays PLC	22,775,584	55,139,022
BHP Group PLC	2,767,421	83,340,378
BP PLC	4,393,225	18,391,582
British American Tobacco PLC (United Kingdom)	3,157,849	117,166,802
BT Group PLC (a)	12,315,069	28,054,244
Centrica PLC	8,238,764	6,446,857
Dialog Semiconductor PLC (a)	94,972	7,437,691
GlaxoSmithKline PLC	4,842,524	89,488,710
Imperial Brands PLC	1,332,871	27,749,479
J Sainsbury PLC	2,435,917	7,996,521
Kingfisher PLC	2,945,868	14,542,764
M&G PLC	3,650,047	10,953,870
Marks & Spencer Group PLC (a)	2,746,654	5,993,361
Phoenix Group Holdings PLC	1,150,326	11,301,711
Rio Tinto PLC	344,775	28,877,412
Royal Mail PLC (a)	1,403,914	9,616,822
Standard Chartered PLC (United Kingdom)	3,525,249	25,296,960
Taylor Wimpey PLC	5,087,759	12,619,503
Vistry Group PLC	312,024	5,332,644
Vodafone Group PLC	37,624,422	71,004,841
WM Morrison Supermarkets PLC	3,382,987	8,122,401

TOTAL UNITED KINGDOM		787,918,216

TOTAL COMMON STOCKS
(Cost $4,326,337,976)		4,872,343,645
	Principal Amount	Value

Government Obligations - 0.0%
United States of America - 0.0%
U.S. Treasury Bills, yield at date of purchase 0.09% 5/6/21 (Cost $2,999,964)(e)	3,000,000	2,999,999
	Shares	Value

Money Market Funds - 1.8%
Fidelity Cash Central Fund 0.04% (f)	76,384,216	76,399,493
Fidelity Securities Lending Cash Central Fund 0.04% (f)(g)	11,541,346	11,542,500
TOTAL MONEY MARKET FUNDS
(Cost $87,941,993)		87,941,993
TOTAL INVESTMENT IN SECURITIES - 99.5%
(Cost $4,417,279,933)		4,963,285,637
NET OTHER ASSETS (LIABILITIES) - 0.5%		24,344,809
NET ASSETS - 100%		$4,987,630,446

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	1,020	June 2021	$115,209,000	$2,854,953	$2,854,953

The notional amount of futures purchased as a percentage of Net Assets is 2.3%

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $10,248,586 or 0.2% of net assets.

 (d) Level 3 security

 (e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $2,999,999.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$24,220
Fidelity Securities Lending Cash Central Fund	63,981
Total	$88,201

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$345,458,498	$77,897,683	$267,560,815	$--
Consumer Discretionary	601,749,898	422,427,793	179,322,105	--
Consumer Staples	377,653,998	157,896,191	219,757,807	--
Energy	205,158,813	39,362,900	165,795,913	--
Financials	916,469,107	551,525,070	364,944,001	36
Health Care	482,037,570	139,035,363	343,002,207	--
Industrials	785,896,479	600,485,380	185,411,099	--
Information Technology	352,831,532	236,193,382	116,638,150	--
Materials	511,301,591	328,133,680	183,167,911	--
Real Estate	98,091,865	98,091,865	--	--
Utilities	195,694,294	195,694,294	--	--
Government Obligations	2,999,999	--	2,999,999	--
Money Market Funds	87,941,993	87,941,993	--	--
Total Investments in Securities:	$4,963,285,637	$2,934,685,594	$2,028,600,007	$36
Derivative Instruments:
Assets
Futures Contracts	$2,854,953	$2,854,953	$--	$--
Total Assets	$2,854,953	$2,854,953	$--	$--
Total Derivative Instruments:	$2,854,953	$2,854,953	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of April 30, 2021. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$2,854,953	$0
Total Equity Risk	2,854,953	0
Total Value of Derivatives	$2,854,953	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		April 30, 2021 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $10,982,626) — See accompanying schedule: Unaffiliated issuers (cost $4,329,337,940)	$4,875,343,644
Fidelity Central Funds (cost $87,941,993)	87,941,993
Total Investment in Securities (cost $4,417,279,933)		$4,963,285,637
Segregated cash with brokers for derivative instruments		4,321,944
Foreign currency held at value (cost $5,577,220)		5,554,448
Receivable for investments sold		14,407
Receivable for fund shares sold		341,379
Dividends receivable		28,247,909
Distributions receivable from Fidelity Central Funds		7,220
Prepaid expenses		622
Other receivables		901
Total assets		5,001,774,467
Liabilities
Payable for investments purchased	$66,850
Payable for fund shares redeemed	195,145
Accrued management fee	624,205
Payable for daily variation margin on futures contracts	1,449,772
Other payables and accrued expenses	265,549
Collateral on securities loaned	11,542,500
Total liabilities		14,144,021
Net Assets		$4,987,630,446
Net Assets consist of:
Paid in capital		$4,362,548,942
Total accumulated earnings (loss)		625,081,504
Net Assets		$4,987,630,446
Net Asset Value, offering price and redemption price per share ($4,987,630,446 ÷ 501,787,681 shares)		$9.94

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended April 30, 2021 (Unaudited)
Investment Income
Dividends:
Unaffiliated issuers		$74,049,047
Non-Cash dividends		5,476,704
Interest		2,402
Income from Fidelity Central Funds (including $63,981 from security lending)		88,201
Income before foreign taxes withheld		79,616,354
Less foreign taxes withheld		(5,308,511)
Total income		74,307,843
Expenses
Management fee	$2,846,177
Custodian fees and expenses	179,736
Independent trustees' fees and expenses	4,791
Registration fees	176,563
Audit	28,428
Legal	3,442
Miscellaneous	5,196
Total expenses		3,244,333
Net investment income (loss)		71,063,510
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	137,332,111
Foreign currency transactions	66,339
Futures contracts	7,898,446
Total net realized gain (loss)		145,296,896
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	828,802,861
Assets and liabilities in foreign currencies	126,892
Futures contracts	3,367,630
Total change in net unrealized appreciation (depreciation)		832,297,383
Net gain (loss)		977,594,279
Net increase (decrease) in net assets resulting from operations		$1,048,657,789

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended April 30, 2021 (Unaudited)	Year ended October 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$71,063,510	$44,551,305
Net realized gain (loss)	145,296,896	(107,240,690)
Change in net unrealized appreciation (depreciation)	832,297,383	(251,407,761)
Net increase (decrease) in net assets resulting from operations	1,048,657,789	(314,097,146)
Distributions to shareholders	(51,993,306)	(36,928,070)
Share transactions
Proceeds from sales of shares	1,793,857,556	1,592,051,086
Reinvestment of distributions	51,615,891	36,648,189
Cost of shares redeemed	(112,904,376)	(55,809,660)
Net increase (decrease) in net assets resulting from share transactions	1,732,569,071	1,572,889,615
Total increase (decrease) in net assets	2,729,233,554	1,221,864,399
Net Assets
Beginning of period	2,258,396,892	1,036,532,493
End of period	$4,987,630,446	$2,258,396,892
Other Information
Shares
Sold	192,654,486	206,311,318
Issued in reinvestment of distributions	5,908,191	4,018,442
Redeemed	(12,248,505)	(7,648,317)
Net increase (decrease)	186,314,172	202,681,443

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity SAI International Value Index Fund

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2021	2020	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$7.16	$9.19	$8.93	$10.00
Income from Investment Operations
Net investment income (loss)B	.17	.24	.37	.28
Net realized and unrealized gain (loss)	2.75	(1.95)	.07	(1.34)
Total from investment operations	2.92	(1.71)	.44	(1.06)
Distributions from net investment income	(.14)	(.32)	(.18)	(.01)
Distributions from net realized gain	–	–	–C	–
Total distributions	(.14)	(.32)	(.18)	(.01)
Net asset value, end of period	$9.94	$7.16	$9.19	$8.93
Total ReturnD,E	41.05%	(19.36)%	5.12%	(10.64)%
Ratios to Average Net AssetsF,G
Expenses before reductions	.17%H	.18%	.26%	.37%H
Expenses net of fee waivers, if any	.17%H	.18%	.20%	.20%H
Expenses net of all reductions	.17%H	.18%	.20%	.20%H
Net investment income (loss)	3.73%H	3.04%	4.22%	3.32%H
Supplemental Data
Net assets, end of period (000 omitted)	$4,987,630	$2,258,397	$1,036,532	$475,509
Portfolio turnover rateI	63%H	57%	59%	54%H

 A For the period December 19, 2017 (commencement of operations) to October 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended April 30, 2021

1. Organization.

Fidelity SAI International Value Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered exclusively to certain clients of Fidelity Management & Research Company LLC (FMR) or its affiliates. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005% to .01%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2021 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, market discount, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$640,972,507
Gross unrealized depreciation	(122,200,211)
Net unrealized appreciation (depreciation)	$518,772,296
Tax cost	$4,447,368,294

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$(25,198,274)
Long-term	(63,055,017)
Total capital loss carryforward	$(88,253,291)

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, and U.S. government securities are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity SAI International Value Index Fund	2,805,599,273	1,133,626,629

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .15% of the Fund's average net assets.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Amount
Fidelity SAI International Value Index Fund	$3,239

During the period, there were no borrowings on this line of credit.

8. Security Lending.

Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity SAI International Value Index Fund	$1,138	$–	$–

9. Other.

Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

In addition, at the end of the period, the following mutual funds managed by the investment adviser or its affiliates were the owners of record of 10% or more of the total outstanding shares.

	Strategic Advisers Fidelity International Fund	Strategic Advisers International Fund
Fidelity SAI International Value Index Fund..........................................	72%	17%

Mutual funds managed by the investment adviser or its affiliates, in aggregate, were the owners of record of more than 20% of the total outstanding shares.

Fund	% of shares held
Fidelity SAI International Value Index Fund..........................................	89%

10. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2020 to April 30, 2021).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value November 1, 2020	Ending Account Value April 30, 2021	Expenses Paid During Period-B November 1, 2020 to April 30, 2021
Fidelity SAI International Value Index Fund	.17%
Actual		$1,000.00	$1,410.50	$1.02
Hypothetical-C		$1,000.00	$1,023.95	$.85

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage the Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund’s Board of Trustees (the Board) has designated the Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2019 through November 30, 2020. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

IIV-SANN-0621
1.9885502.103

Fidelity® SAI Emerging Markets Value Index Fund

Offered exclusively to certain clients of the Adviser or its affiliates - not available for sale to the general public. Fidelity SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers LLC.

Semi-Annual Report

April 30, 2021

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2021 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, 2020 the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, global governments and central banks took unprecedented action to help support consumers, businesses, and the broader economies, and to limit disruption to financial systems.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Geographic Diversification (% of fund's net assets)

As of April 30, 2021
Cayman Islands	17.3%
Korea (South)	15.0%
Taiwan	14.6%
China	13.4%
India	11.0%
Brazil	5.2%
South Africa	4.3%
Russia	2.6%
Hong Kong	2.4%
Other*	14.2%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Top Ten Stocks as of April 30, 2021

% of fund's net assets
Samsung Electronics Co. Ltd. (Korea (South), Technology Hardware, Storage & Peripherals)	5.3
Tencent Holdings Ltd. (Cayman Islands, Interactive Media & Services)	5.0
Alibaba Group Holding Ltd. sponsored ADR (Cayman Islands, Internet & Direct Marketing Retail)	4.7
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan, Semiconductors & Semiconductor Equipment)	4.1
Vale SA (Brazil, Metals & Mining)	2.0
China Construction Bank Corp. (H Shares) (China, Banks)	1.9
Infosys Ltd. (India, IT Services)	1.7
Hon Hai Precision Industry Co. Ltd. (Foxconn) (Taiwan, Electronic Equipment & Components)	1.6
Industrial & Commercial Bank of China Ltd. (H Shares) (China, Banks)	1.6
POSCO (Korea (South), Metals & Mining)	1.5
29.4

Top Market Sectors as of April 30, 2021

% of fund's net assets
Information Technology	21.4
Financials	18.7
Consumer Discretionary	17.4
Communication Services	12.3
Materials	8.6
Energy	4.9
Consumer Staples	4.4
Health Care	4.3
Industrials	3.9
Utilities	1.9

Asset Allocation as of April 30, 2021

% of fund's net assets
Stocks and Equity Futures	100.0

Schedule of Investments April 30, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.0%
	Shares	Value
Bailiwick of Jersey - 0.4%
Polymetal International PLC	254,215	$5,250,456
Bermuda - 0.7%
Brilliance China Automotive Holdings Ltd. (a)	2,288,000	2,150,224
Credicorp Ltd. (United States)	14,339	1,712,077
Kunlun Energy Co. Ltd.	3,638,000	3,906,011
Shenzhen International Holdings Ltd.	1,022,000	1,702,511

TOTAL BERMUDA		9,470,823

Brazil - 4.0%
Banco do Brasil SA	1,308,400	7,139,289
BRF SA (b)	667,800	2,555,860
CCR SA	1,014,600	2,248,835
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP)	289,600	2,280,739
Hypermarcas SA	364,400	2,325,108
JBS SA	876,500	4,860,077
Petrobras Distribuidora SA	659,600	2,733,332
Telefonica Brasil SA	401,500	3,193,049
TIM SA	729,600	1,637,287
Vale SA	1,425,200	28,603,438

TOTAL BRAZIL		57,577,014

British Virgin Islands - 0.1%
Mail.Ru Group Ltd. GDR (Reg. S) (b)	95,478	2,129,159
Cayman Islands - 17.3%
Alibaba Group Holding Ltd. sponsored ADR (b)	289,902	66,952,867
Autohome, Inc. ADR Class A	52,198	4,840,321
China Conch Venture Holdings Ltd.	1,500,000	7,096,650
China Hongqiao Group Ltd.	1,487,000	2,354,620
China Resources Cement Holdings Ltd.	1,976,000	2,154,642
China Yongda Automobiles Services Holdings Ltd.	1,261,000	2,285,717
Country Garden Holdings Co. Ltd.	6,641,000	7,908,242
Geely Automobile Holdings Ltd.	5,199,000	13,486,512
Hengan International Group Co. Ltd.	641,000	4,154,916
JD.com, Inc. sponsored ADR (b)	25,454	1,969,121
JOYY, Inc. ADR	51,229	4,869,829
Kingboard Chemical Holdings Ltd.	615,500	3,644,942
Meituan Class B (b)(c)	439,900	16,876,213
Momo, Inc. ADR	153,903	2,256,218
Sunac China Holdings Ltd.	1,330,000	5,179,428
Tencent Holdings Ltd.	895,700	71,451,815
Tingyi (Cayman Islands) Holding Corp.	1,694,000	3,048,775
Vipshop Holdings Ltd. ADR (b)	353,059	10,863,625
WH Group Ltd. (c)	8,616,000	7,531,478
Xinyi Glass Holdings Ltd.	2,314,000	8,207,100
Zhen Ding Technology Holding Ltd.	562,000	2,131,759

TOTAL CAYMAN ISLANDS		249,264,790

Chile - 0.5%
Cencosud SA	1,228,932	2,551,305
Enel Americas SA	23,399,556	3,330,847
Falabella SA	155,784	703,596

TOTAL CHILE		6,585,748

China - 13.4%
Agricultural Bank of China Ltd. (H Shares)	25,826,000	10,040,812
Anhui Conch Cement Co. Ltd. (H Shares)	1,080,000	6,458,241
Bank of China Ltd. (H Shares)	53,556,000	21,304,501
Bank of Communications Co. Ltd. (H Shares)	19,504,000	12,479,145
CGN Power Co. Ltd. (H Shares) (c)	9,277,000	2,137,792
China Cinda Asset Management Co. Ltd. (H Shares)	8,054,000	1,586,382
China CITIC Bank Corp. Ltd. (H Shares)	10,601,000	5,554,513
China Construction Bank Corp. (H Shares)	35,186,000	27,773,775
China Life Insurance Co. Ltd. (H Shares)	5,250,000	10,642,538
China Minsheng Banking Corp. Ltd. (H Shares)	5,319,000	2,732,170
China National Building Materials Co. Ltd. (H Shares)	3,532,000	5,119,928
China Railway Group Ltd. (H Shares)	3,535,000	1,829,449
China Shenhua Energy Co. Ltd. (H Shares)	3,103,500	6,464,259
China Tower Corp. Ltd. (H Shares) (c)	42,616,000	6,144,626
COSCO SHIPPING Holdings Co. Ltd. (H Shares) (b)	2,356,500	4,216,839
Dongfeng Motor Group Co. Ltd. (H Shares)	2,242,000	1,948,248
Great Wall Motor Co. Ltd. (H Shares)	2,830,500	7,003,600
Guangzhou Automobile Group Co. Ltd. (H Shares)	2,576,000	2,198,691
Guangzhou R&F Properties Co. Ltd. (H Shares)	1,439,200	1,841,672
Industrial & Commercial Bank of China Ltd. (H Shares)	34,433,000	22,430,045
People's Insurance Co. of China Group Ltd. (H Shares)	7,092,000	2,428,595
PetroChina Co. Ltd. (H Shares)	16,988,000	6,189,185
PICC Property & Casualty Co. Ltd. (H Shares)	6,300,000	6,188,278
Postal Savings Bank of China Co. Ltd. (H Shares) (c)	7,979,000	5,197,611
Sinopharm Group Co. Ltd. (H Shares)	1,225,200	3,801,271
TravelSky Technology Ltd. (H Shares)	775,000	1,702,102
Weichai Power Co. Ltd. (H Shares)	1,774,000	4,106,255
Yanzhou Coal Mining Co. Ltd. (H Shares)	1,406,000	1,677,914
Zhuzhou CRRC Times Electric Co. Ltd. (H Shares)	499,800	1,994,632

TOTAL CHINA		193,193,069

Colombia - 0.1%
Grupo de Inversiones Suramerica SA	184,463	941,653
Czech Republic - 0.1%
CEZ A/S	47,682	1,328,875
Egypt - 0.1%
Commercial International Bank SAE	269,913	982,442
Greece - 0.1%
Hellenic Telecommunications Organization SA	12,216	207,229
Jumbo SA	95,679	1,788,718

TOTAL GREECE		1,995,947

Hong Kong - 2.4%
China Everbright International Ltd.	3,254,000	2,048,477
China Merchants Holdings International Co. Ltd.	1,218,000	1,953,755
China Overseas Land and Investment Ltd.	3,401,500	8,609,120
China Resources Power Holdings Co. Ltd.	1,626,000	2,135,136
China Taiping Insurance Group Ltd.	1,312,800	2,440,453
CSPC Pharmaceutical Group Ltd.	6,370,000	7,888,951
Lenovo Group Ltd.	5,706,000	7,845,268
Sinotruk Hong Kong Ltd.	605,000	1,489,183

TOTAL HONG KONG		34,410,343

Hungary - 0.2%
Richter Gedeon PLC	112,527	3,220,772
India - 11.0%
Aurobindo Pharma Ltd.	256,846	3,401,896
Bajaj Auto Ltd.	63,423	3,283,342
Cipla Ltd. (b)	463,976	5,703,606
Coal India Ltd.	1,692,873	3,041,479
Dr. Reddy's Laboratories Ltd.	110,753	7,709,759
Dr. Reddy's Laboratories Ltd. sponsored ADR	95	6,557
HCL Technologies Ltd.	991,283	12,033,136
Hero Motocorp Ltd.	118,584	4,514,295
Hindalco Industries Ltd.	1,333,514	6,561,778
Infosys Ltd.	1,338,258	24,326,853
Infosys Ltd. sponsored ADR	105	1,898
ITC Ltd.	2,696,918	7,378,240
Lupin Ltd. (b)	219,461	3,169,449
Mahindra & Mahindra Ltd.	725,363	7,371,169
Maruti Suzuki India Ltd.	121,383	10,581,408
NTPC Ltd.	3,015,869	4,172,247
Oil & Natural Gas Corp. Ltd.	3,331,784	4,865,741
Power Finance Corp. Ltd.	1,060,965	1,553,016
Reliance Industries Ltd.	116,641	3,141,455
State Bank of India (b)	1,415,507	6,756,893
Sun Pharmaceutical Industries Ltd.	985,984	8,713,486
Tata Motors Ltd. (b)	1,789,419	7,035,410
Tata Motors Ltd. sponsored ADR (b)	89	1,722
Tech Mahindra Ltd.	565,196	7,329,880
Vedanta Ltd.	1,662,986	5,776,830
Vedanta Ltd. sponsored ADR	102	1,401
Wipro Ltd.	1,357,048	8,977,231

TOTAL INDIA		157,410,177

Indonesia - 1.2%
PT Astra International Tbk	18,485,500	7,038,439
PT Indofood Sukses Makmur Tbk	4,009,400	1,811,100
PT Telekomunikasi Indonesia Tbk Series B	35,292,500	7,797,691

TOTAL INDONESIA		16,647,230

Korea (South) - 15.0%
GS Engineering & Construction Corp.	66,565	2,628,004
Hana Financial Group, Inc.	274,193	11,193,002
Hankook Tire Co. Ltd.	72,401	3,114,147
Hyundai Mobis	60,765	14,671,236
Hyundai Motor Co.	73,379	13,910,960
Industrial Bank of Korea	283,329	2,455,072
KB Financial Group, Inc.	356,947	17,478,823
Kia Corp.	244,326	16,823,248
LG Electronics, Inc.	102,190	14,392,572
POSCO	66,190	21,517,158
Samsung Electronics Co. Ltd.	1,046,834	76,293,028
Shinhan Financial Group Co. Ltd.	471,711	16,861,288
Woori Financial Group, Inc.	501,301	4,796,581

TOTAL KOREA (SOUTH)		216,135,119

Kuwait - 0.6%
Agility Public Warehousing Co. KSC	1,073,893	3,377,739
Kuwait Finance House KSCP	308,260	739,456
Mobile Telecommunication Co.	1,936,303	3,873,891

TOTAL KUWAIT		7,991,086

Luxembourg - 0.1%
Ternium SA sponsored ADR	48,403	1,892,073
Malaysia - 1.5%
CIMB Group Holdings Bhd	6,252,820	6,320,761
Genting Bhd	1,947,300	2,367,856
IHH Healthcare Bhd	2,885,600	3,790,631
MISC Bhd	1,223,000	2,024,647
PPB Group Bhd	619,900	2,800,183
Top Glove Corp. Bhd	3,459,300	4,772,322

TOTAL MALAYSIA		22,076,400

Mexico - 1.5%
America Movil S.A.B. de CV Series L	21,775,600	15,210,779
Grupo Televisa SA de CV	2,288,300	5,677,541

TOTAL MEXICO		20,888,320

Netherlands - 0.2%
X5 Retail Group NV GDR (Reg. S)	101,686	3,121,760
Philippines - 0.6%
Ayala Corp.	229,180	3,514,900
JG Summit Holdings, Inc.	2,558,920	2,793,812
Universal Robina Corp.	805,170	2,281,440

TOTAL PHILIPPINES		8,590,152

Poland - 0.6%
KGHM Polska Miedz SA (Bearer) (b)	72,023	3,695,922
Polski Koncern Naftowy Orlen SA	265,621	4,673,338

TOTAL POLAND		8,369,260

Qatar - 0.7%
Qatar National Bank SAQ (b)	1,941,222	9,543,497
Russia - 2.4%
Gazprom OAO	6,082,770	18,545,573
Inter Rao Ues JSC	32,417,700	2,114,915
Mobile TeleSystems OJSC sponsored ADR	410,619	3,477,943
Surgutneftegas OJSC	16,464,300	7,456,358
VTB Bank OJSC	4,616,060,016	3,156,039

TOTAL RUSSIA		34,750,828

Saudi Arabia - 1.8%
Saudi Basic Industries Corp.	251,414	8,312,980
Saudi Telecom Co.	526,178	17,818,945

TOTAL SAUDI ARABIA		26,131,925

Singapore - 0.2%
Yangzijiang Shipbuilding Holdings Ltd.	2,450,400	2,633,156
South Africa - 4.3%
Absa Group Ltd.	658,068	5,556,313
Aspen Pharmacare Holdings Ltd. (b)	350,076	3,898,450
Foschini Ltd. (b)	302,304	2,400,088
Impala Platinum Holdings Ltd.	713,941	13,340,732
Life Healthcare Group Holdings Ltd. (b)	1,340,032	1,759,297
Mr Price Group Ltd.	233,549	2,928,683
MTN Group Ltd.	1,565,905	9,892,654
Naspers Ltd. Class N	20,336	4,628,067
Nedbank Group Ltd.	348,453	3,552,647
Sibanye Stillwater Ltd.	1,316,662	6,125,637
Tiger Brands Ltd.	162,950	2,191,019
Vodacom Group Ltd.	564,410	4,893,175

TOTAL SOUTH AFRICA		61,166,762

Taiwan - 14.6%
Asia Cement Corp.	2,179,000	3,894,831
ASUSTeK Computer, Inc.	638,000	8,584,291
AU Optronics Corp. (b)	8,174,000	9,564,805
Catcher Technology Co. Ltd.	696,000	4,918,948
Compal Electronics, Inc.	3,582,000	3,204,509
Far Eastern Textile Ltd.	3,520,000	4,188,227
Foxconn Technology Co. Ltd.	904,000	2,232,099
Fubon Financial Holding Co. Ltd.	6,610,000	15,185,615
Hon Hai Precision Industry Co. Ltd. (Foxconn)	5,720,000	23,743,782
Innolux Corp.	8,868,000	9,551,863
Lite-On Technology Corp.	2,018,000	4,614,428
Nanya Technology Corp.	1,073,000	3,517,152
Pegatron Corp.	1,979,000	5,212,181
Pou Chen Corp.	2,314,000	2,947,876
Powertech Technology, Inc.	669,000	2,669,297
Radiant Opto-Electronics Corp.	425,000	1,954,285
Shin Kong Financial Holding Co. Ltd.	10,820,000	3,910,610
Sino-American Silicon Products, Inc.	476,000	3,330,041
Synnex Technology International Corp.	1,234,000	2,459,610
Taiwan Semiconductor Manufacturing Co. Ltd.	2,802,000	58,983,727
Unified-President Enterprises Corp.	4,670,000	12,550,259
United Microelectronics Corp.	10,061,000	20,058,151
Wistron Corp.	2,594,000	3,035,384

TOTAL TAIWAN		210,311,971

Thailand - 1.4%
Advanced Information Service PCL NVDR	957,700	5,257,358
Charoen Pokphand Foods PCL:
unit	2,527,300	2,352,864
(For. Reg.)	614,000	571,621
Kasikornbank PCL:
NVDR	974,300	4,128,655
(For. Reg.)	84,800	359,345
Siam Commercial Bank PCL:
unit	1,128,500	3,803,933
(For. Reg.)	4,400	14,831
Thai Beverage PCL	7,798,400	4,190,010

TOTAL THAILAND		20,678,617

Turkey - 0.2%
Koc Holding A/S	913,977	2,021,431
Turkcell Iletisim Hizmet A/S	817,321	1,465,082

TOTAL TURKEY		3,486,513

United Arab Emirates - 0.7%
Emirates NBD Bank PJSC	1,153,729	3,910,520
Emirates Telecommunications Corp.	976,682	5,631,713

TOTAL UNITED ARAB EMIRATES		9,542,233

TOTAL COMMON STOCKS
(Cost $1,183,997,397)		1,407,718,170

Nonconvertible Preferred Stocks - 1.4%
Brazil - 1.2%
Centrais Eletricas Brasileiras SA (Electrobras) (PN-B)	531,700	3,619,677
Metalurgica Gerdau SA (PN)	734,800	2,010,130
Petroleo Brasileiro SA - Petrobras (PN) (non-vtg.)	2,692,400	11,707,272

TOTAL BRAZIL		17,337,079

Colombia - 0.0%
Bancolombia SA (PN)	145,659	1,086,630
Russia - 0.2%
AK Transneft OAO	1,420	2,677,339
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $20,566,763)		21,101,048

Money Market Funds - 0.7%
Fidelity Cash Central Fund 0.04% (d)
(Cost $9,777,222)	9,775,267	9,777,222
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $1,214,341,382)		1,438,596,440
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(1,725,042)
NET ASSETS - 100%		$1,436,871,398

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	120	June 2021	$8,019,600	$163,739	$163,739

The notional amount of futures purchased as a percentage of Net Assets is 0.6%

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Level 3 security

 (b) Non-income producing

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $37,887,720 or 2.6% of net assets.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$3,922
Total	$3,922

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$177,726,305	$98,476,799	$79,249,506	$--
Consumer Discretionary	248,970,982	235,157,281	11,663,477	2,150,224
Consumer Staples	63,950,907	63,950,907	--	--
Energy	70,439,913	45,430,081	25,009,832	--
Financials	263,937,806	191,181,382	72,756,424	--
Health Care	60,161,555	52,451,796	7,709,759	--
Industrials	60,075,602	55,969,347	4,106,255	--
Information Technology	311,920,650	190,009,883	121,910,767	--
Materials	123,070,797	82,087,270	40,983,527	--
Real Estate	23,538,462	23,538,462	--	--
Utilities	25,026,239	25,026,239	--	--
Money Market Funds	9,777,222	9,777,222	--	--
Total Investments in Securities:	$1,438,596,440	$1,073,056,669	$363,389,547	$2,150,224
Derivative Instruments:
Assets
Futures Contracts	$163,739	$163,739	$--	$--
Total Assets	$163,739	$163,739	$--	$--
Total Derivative Instruments:	$163,739	$163,739	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of April 30, 2021. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$163,739	$0
Total Equity Risk	163,739	0
Total Value of Derivatives	$163,739	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		April 30, 2021 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $1,204,564,160)	$1,428,819,218
Fidelity Central Funds (cost $9,777,222)	9,777,222
Total Investment in Securities (cost $1,214,341,382)		$1,438,596,440
Segregated cash with brokers for derivative instruments		519,453
Foreign currency held at value (cost $1,182,493)		1,179,698
Receivable for investments sold		5,698
Dividends receivable		1,703,409
Distributions receivable from Fidelity Central Funds		644
Prepaid expenses		80
Other receivables		3,799
Total assets		1,442,009,221
Liabilities
Accrued management fee	$162,087
Payable for daily variation margin on futures contracts	139,047
Other payables and accrued expenses	4,836,689
Total liabilities		5,137,823
Net Assets		$1,436,871,398
Net Assets consist of:
Paid in capital		$1,191,200,907
Total accumulated earnings (loss)		245,670,491
Net Assets		$1,436,871,398
Net Asset Value, offering price and redemption price per share ($1,436,871,398 ÷ 97,809,100 shares)		$14.69

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended April 30, 2021 (Unaudited)
Investment Income
Dividends		$11,284,730
Non-Cash dividends		1,313,304
Interest		2,065
Income from Fidelity Central Funds		3,922
Income before foreign taxes withheld		12,604,021
Less foreign taxes withheld		(1,583,415)
Total income		11,020,606
Expenses
Management fee	$830,692
Custodian fees and expenses	313,334
Independent trustees' fees and expenses	1,462
Registration fees	65,698
Audit	46,480
Legal	997
Interest	888
Miscellaneous	314
Total expenses		1,259,865
Net investment income (loss)		9,760,741
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $731,081)	24,534,650
Fidelity Central Funds	(25)
Foreign currency transactions	(287,040)
Futures contracts	38,831
Total net realized gain (loss)		24,286,416
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers (net of increase in deferred foreign taxes of $3,742,780)	191,483,157
Assets and liabilities in foreign currencies	(4,575)
Futures contracts	197,308
Total change in net unrealized appreciation (depreciation)		191,675,890
Net gain (loss)		215,962,306
Net increase (decrease) in net assets resulting from operations		$225,723,047

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended April 30, 2021 (Unaudited)	For the period May 12, 2020 (commencement of operations) to October 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$9,760,741	$7,985,498
Net realized gain (loss)	24,286,416	(2,379,091)
Change in net unrealized appreciation (depreciation)	191,675,890	28,123,962
Net increase (decrease) in net assets resulting from operations	225,723,047	33,730,369
Distributions to shareholders	(13,732,853)	–
Share transactions
Proceeds from sales of shares	373,000,000	809,000,278
Reinvestment of distributions	13,732,852	–
Cost of shares redeemed	(27)	(4,582,268)
Net increase (decrease) in net assets resulting from share transactions	386,732,825	804,418,010
Total increase (decrease) in net assets	598,723,019	838,148,379
Net Assets
Beginning of period	838,148,379	–
End of period	$1,436,871,398	$838,148,379
Other Information
Shares
Sold	25,623,430	71,553,833
Issued in reinvestment of distributions	1,030,995	–
Redeemed	(2)	(399,156)
Net increase (decrease)	26,654,423	71,154,677

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity SAI Emerging Markets Value Index Fund

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2021	2020 A
Selected Per–Share Data
Net asset value, beginning of period	$11.78	$10.00
Income from Investment Operations
Net investment income (loss)B	.12	.19
Net realized and unrealized gain (loss)	2.98	1.59
Total from investment operations	3.10	1.78
Distributions from net investment income	(.17)	–
Distributions from net realized gain	(.02)	–
Total distributions	(.19)	–
Net asset value, end of period	$14.69	$11.78
Total ReturnC,D	26.51%	17.80%
Ratios to Average Net AssetsE,F
Expenses before reductions	.23%G	.27%G,H
Expenses net of fee waivers, if any	.23%G	.25%G
Expenses net of all reductions	.23%G	.25%G
Net investment income (loss)	1.76%G	3.43%G
Supplemental Data
Net assets, end of period (000 omitted)	$1,436,871	$838,148
Portfolio turnover rateI	39%G	17%J

 A For the period May 12, 2020 (commencement of operations) to October 31, 2020.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Audit fees are not annualized.

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended April 30, 2021

1. Organization.

Fidelity SAI Emerging Markets Value Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered exclusively to certain clients of Fidelity Management & Research Company LLC (FMR) or its affiliates. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005% to .01%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs)ADRs, futures contracts, ETF and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2021 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC) and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$253,202,983
Gross unrealized depreciation	(33,270,149)
Net unrealized appreciation (depreciation)	$219,932,834
Tax cost	$1,218,827,345

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity SAI Emerging Markets Value Index Fund	591,970,087	213,401,310

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .15% of the Fund's average net assets.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity SAI Emerging Markets Value Index Fund	Borrower	$10,100,000.32%		$888

7. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Amount
Fidelity SAI Emerging Markets Value Index Fund	$71

During the period, there were no borrowings on this line of credit.

8. Other.

Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

At the end of the period, the following mutual funds managed by the investment adviser or its affiliates were the owners of record of 10% or more of the total outstanding shares.

	Strategic Advisers Emerging Markets Fund	Strategic Advisers Fidelity Emerging Markets Fund
Fidelity SAI Emerging Markets Value Index Fund	32%	68%

Mutual funds managed by the investment adviser or its affiliates, in aggregate, were the owners of record of more than 20% of the total outstanding shares.

Fund	% of shares held
Fidelity SAI Emerging Markets Value Index Fund	100%

9. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2020 to April 30, 2021).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value November 1, 2020	Ending Account Value April 30, 2021	Expenses Paid During Period-B November 1, 2020 to April 30, 2021
Fidelity SAI Emerging Markets Value Index Fund	.23%
Actual		$1,000.00	$1,265.10	$1.29
Hypothetical-C		$1,000.00	$1,023.65	$1.15

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage the Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund’s Board of Trustees (the Board) has designated the Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2019 through November 30, 2020. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

EMV-SANN-0621
1.9900584.100

Fidelity® SAI International Momentum Index Fund

Offered exclusively to certain clients of the Adviser or its affiliates - not available for sale to the general public. Fidelity SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers LLC.

Semi-Annual Report

April 30, 2021

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2021 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, 2020 the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, global governments and central banks took unprecedented action to help support consumers, businesses, and the broader economies, and to limit disruption to financial systems.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Geographic Diversification (% of fund's net assets)

As of April 30, 2021
Japan	26.6%
United Kingdom	11.5%
Germany	9.0%
France	7.7%
Australia	7.3%
Denmark	6.7%
Sweden	6.7%
Switzerland	5.5%
Netherlands	4.5%
Other*	14.5%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Asset Allocation as of April 30, 2021

% of fund's net assets
Stocks and Equity Futures	100.0

Top Ten Stocks as of April 30, 2021

% of fund's net assets
SoftBank Group Corp. (Japan, Wireless Telecommunication Services)	2.9
Sony Group Corp. (Japan, Household Durables)	2.5
L'Oreal SA (France, Personal Products)	2.3
Iberdrola SA (Spain, Electric Utilities)	2.1
Daimler AG (Germany) (Germany, Automobiles)	2.1
Hong Kong Exchanges and Clearing Ltd. (Hong Kong, Capital Markets)	2.0
Tokyo Electron Ltd. (Japan, Semiconductors & Semiconductor Equipment)	1.9
Novo-Nordisk A/S Series B (Denmark, Pharmaceuticals)	1.9
National Australia Bank Ltd. (Australia, Banks)	1.9
Adyen BV (Netherlands, IT Services)	1.8
21.4

Top Market Sectors as of April 30, 2021

% of fund's net assets
Industrials	18.3
Financials	15.3
Consumer Discretionary	14.1
Information Technology	11.2
Materials	10.0
Health Care	9.8
Consumer Staples	7.6
Communication Services	4.6
Utilities	4.6
Real Estate	1.8

Schedule of Investments April 30, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.4%
	Shares	Value
Australia - 7.3%
Afterpay Ltd. (a)	30,452	$2,759,916
Ansell Ltd.	16,766	545,817
BlueScope Steel Ltd.	65,716	1,094,498
Dominos Pizza Enterprises Ltd.	8,239	676,898
Fortescue Metals Group Ltd.	216,884	3,774,260
JB Hi-Fi Ltd.	14,986	534,278
Lynas Rare Earths Ltd. (a)	117,538	498,000
Macquarie Group Ltd.	37,027	4,577,777
Mineral Resources Ltd.	21,649	796,341
National Australia Bank Ltd.	431,473	8,861,390
Nine Entertainment Co. Holdings Ltd.	191,305	420,010
OZ Minerals Ltd.	42,945	791,999
Santos Ltd.	218,202	1,173,282
SEEK Ltd.	46,052	1,098,697
Sonic Healthcare Ltd.	62,319	1,722,507
Woolworths Group Ltd.	165,615	5,013,954

TOTAL AUSTRALIA		34,339,624

Austria - 0.1%
Voestalpine AG	14,440	626,714
Bailiwick of Jersey - 1.3%
Ferguson PLC	30,286	3,819,594
Glencore Xstrata PLC	541,256	2,204,765

TOTAL BAILIWICK OF JERSEY		6,024,359

Bermuda - 0.3%
Alibaba Health Information Technology Ltd. (a)	544,000	1,659,786
Denmark - 6.7%
A.P. Moller - Maersk A/S Series B	1,217	3,027,443
Carlsberg A/S Series B	12,477	2,189,637
DSV Panalpina A/S	26,730	5,961,463
GN Store Nord A/S	18,557	1,675,272
Novo-Nordisk A/S Series B	121,692	8,976,912
ORSTED A/S (b)	21,817	3,182,219
Pandora A/S	13,061	1,482,333
Royal Unibrew A/S	4,602	561,728
Vestas Wind Systems A/S	110,735	4,622,462

TOTAL DENMARK		31,679,469

Finland - 1.0%
Kesko Oyj	35,628	1,085,408
Neste Oyj	56,191	3,404,804

TOTAL FINLAND		4,490,212

France - 7.7%
Air Liquide SA	45,655	7,688,411
bioMerieux SA	5,404	642,679
Hermes International SCA	3,945	4,951,563
L'Oreal SA	25,720	10,531,579
LVMH Moet Hennessy Louis Vuitton SE	8,240	6,207,608
Remy Cointreau SA	3,162	631,812
Sartorius Stedim Biotech	3,126	1,435,645
SR Teleperformance SA	7,661	2,957,471
Suez Environnement SA	53,482	1,276,973

TOTAL FRANCE		36,323,741

Germany - 9.0%
Allianz SE	24,779	6,446,676
Bechtle AG	3,561	725,023
Covestro AG (b)	23,275	1,522,801
Daimler AG (Germany)	109,183	9,720,193
Deutsche Bank AG (a)	269,601	3,761,827
HelloFresh AG (a)	19,278	1,599,211
Infineon Technologies AG	124,364	4,987,066
LEG Immobilien AG	8,085	1,124,626
Merck KGaA	4,889	859,041
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	18,291	5,291,979
TAG Immobilien AG	19,111	590,718
Vonovia SE	52,514	3,449,694
Vonovia SE rights 5/20/21 (a)(c)	52,514	106,698
Zalando SE (a)(b)	21,703	2,258,039

TOTAL GERMANY		42,443,592

Hong Kong - 2.9%
Hong Kong Exchanges and Clearing Ltd.	155,600	9,414,824
Techtronic Industries Co. Ltd.	225,000	4,101,574

TOTAL HONG KONG		13,516,398

Ireland - 0.8%
James Hardie Industries PLC CDI	57,909	1,913,778
Kingspan Group PLC (Ireland)	20,136	1,792,882

TOTAL IRELAND		3,706,660

Italy - 1.4%
Banco BPM SpA	197,645	563,156
Enel Societa Per Azioni	443,137	4,400,054
FinecoBank SpA	54,409	936,717
Interpump Group SpA	10,651	567,269

TOTAL ITALY		6,467,196

Japan - 26.6%
AEON Co. Ltd.	41,100	1,121,610
Bandai Namco Holdings, Inc.	8,100	594,845
Capcom Co. Ltd.	21,200	688,627
Chugai Pharmaceutical Co. Ltd.	61,400	2,303,975
Cosmos Pharmaceutical Corp.	2,800	401,976
Daiichi Sankyo Kabushiki Kaisha	179,400	4,574,872
Disco Corp.	3,800	1,230,854
Ebara Corp.	11,300	482,853
FANUC Corp.	12,100	2,786,423
Fujitsu Ltd.	24,300	3,869,901
Hoya Corp.	45,000	5,120,093
Ibiden Co. Ltd.	17,500	829,445
Itochu Corp.	184,200	5,743,925
Keyence Corp.	6,600	3,171,672
Kobe Bussan Co. Ltd.	15,600	417,085
Konami Holdings Corp.	13,200	787,483
Lasertec Corp.	10,100	1,787,300
LIXIL Group Corp.	29,000	785,699
M3, Inc.	55,800	3,868,575
Makita Corp.	36,500	1,641,481
Mitsui OSK Lines Ltd.	15,900	638,677
MonotaRO Co. Ltd.	32,000	816,909
Nabtesco Corp.	16,400	737,542
NEC Corp.	31,800	1,850,563
Nexon Co. Ltd.	58,900	1,953,633
Nichirei Corp.	17,400	439,736
Nidec Corp.	71,600	8,267,578
Nintendo Co. Ltd.	2,900	1,663,595
Nippon Yusen KK	22,200	871,425
Nitori Holdings Co. Ltd.	9,300	1,668,707
Nitto Denko Corp.	20,800	1,724,293
Nomura Holdings, Inc.	368,000	1,978,057
Nomura Research Institute Ltd.	50,900	1,567,193
Pan Pacific International Holdings Ltd.	78,600	1,693,687
Recruit Holdings Co. Ltd.	22,300	1,005,451
Renesas Electronics Corp. (a)	130,400	1,521,274
Ryohin Keikaku Co. Ltd.	34,400	723,945
SG Holdings Co. Ltd.	66,000	1,500,082
SHIMANO, Inc.	5,500	1,259,882
Shin-Etsu Chemical Co. Ltd.	40,000	6,752,676
SoftBank Group Corp.	149,500	13,471,541
Sony Group Corp.	118,500	11,847,503
Suzuki Motor Corp.	64,100	2,432,269
Tokyo Electron Ltd.	20,500	9,063,592
Toyota Industries Corp.	26,900	2,153,674
Toyota Tsusho Corp.	31,000	1,310,458
Unicharm Corp.	57,500	2,232,867
Yamada Holdings Co. Ltd.	95,900	477,350
Yamato Holdings Co. Ltd.	47,100	1,329,522

TOTAL JAPAN		125,162,375

Luxembourg - 1.2%
ArcelorMittal SA (Netherlands)	90,629	2,642,249
B&M European Value Retail SA	110,880	866,414
Eurofins Scientific SA (a)	15,924	1,576,560
Tenaris SA	61,594	660,471

TOTAL LUXEMBOURG		5,745,694

Malta - 0.1%
Kindred Group PLC (depositary receipt)	30,017	519,457
Netherlands - 4.5%
Adyen BV (a)(b)	3,407	8,384,947
ASM International NV (Netherlands)	5,067	1,540,616
ASML Holding NV (Netherlands)	3,053	1,981,831
Corbion NV	7,728	452,657
Ferrari NV	9,722	2,082,266
IMCD NV	7,214	1,049,003
Stellantis NV (Italy)	148,603	2,469,768
Wolters Kluwer NV	34,896	3,157,437
Wolters Kluwer NV rights (a)(c)	34,896	37,339

TOTAL NETHERLANDS		21,155,864

New Zealand - 1.1%
Contact Energy Ltd.	96,453	520,424
Fisher & Paykel Healthcare Corp.	75,166	1,933,707
Fletcher Building Ltd.	107,514	559,332
Meridian Energy Ltd.	143,509	547,365
Xero Ltd. (a)	15,281	1,666,404

TOTAL NEW ZEALAND		5,227,232

Norway - 0.2%
Gjensidige Forsikring ASA	21,830	496,840
Scatec Solar AS (b)	14,619	394,277

TOTAL NORWAY		891,117

Papua New Guinea - 0.1%
Oil Search Ltd. ADR	98,379	287,988
Singapore - 0.3%
Mapletree Logistics Trust (REIT)	347,964	520,344
Singapore Exchange Ltd.	107,500	844,167

TOTAL SINGAPORE		1,364,511

Spain - 2.1%
Iberdrola SA	748,914	10,120,793
Sweden - 6.7%
AddTech AB (B Shares)	33,903	592,713
Avanza Bank Holding AB	15,361	552,706
Castellum AB	31,361	763,506
Embracer Group AB (a)	24,156	743,608
Epiroc AB (A Shares)	128,915	2,794,373
EQT AB	27,348	924,894
Evolution Gaming Group AB (b)	19,115	3,775,334
Fastighets AB Balder (a)	12,769	735,622
Getinge AB (B Shares)	28,512	964,933
Holmen AB (B Shares)	12,085	569,593
Husqvarna AB (B Shares)	53,919	750,613
Indutrade AB	34,279	895,691
Investor AB (B Shares)	52,223	4,434,811
Kinnevik AB (B Shares)	31,556	1,744,507
Lifco AB	5,529	594,990
Nibe Industrier AB (B Shares)	46,489	1,701,283
Sinch AB (a)(b)	4,843	765,161
Swedish Match Co. AB	21,158	1,735,518
Thule Group AB (b)	12,279	557,559
Trelleborg AB (B Shares)	31,839	829,678
Volvo AB (B Shares)	206,612	5,048,425

TOTAL SWEDEN		31,475,518

Switzerland - 5.5%
Bucher Industries AG	876	459,654
Georg Fischer AG (Reg.)	535	749,849
Kuehne & Nagel International AG	6,595	1,971,459
Logitech International SA (Reg.)	22,581	2,531,940
Lonza Group AG	9,489	6,032,294
Partners Group Holding AG	2,448	3,484,698
Siegfried Holding AG	568	522,131
Sig Combibloc Group AG	41,750	1,022,206
Sika AG	12,484	3,723,670
Tecan Group AG	1,559	759,314
VAT Group AG (b)	3,341	954,101
Zurich Insurance Group Ltd.	8,565	3,513,865

TOTAL SWITZERLAND		25,725,181

United Kingdom - 11.5%
3i Group PLC	127,416	2,255,908
Admiral Group PLC	33,786	1,459,996
Anglo American PLC (United Kingdom)	178,379	7,562,955
Antofagasta PLC	45,010	1,159,615
Ashtead Group PLC	58,819	3,778,099
Avast PLC (b)	63,023	415,780
Berkeley Group Holdings PLC	16,237	1,037,564
Bunzl PLC	35,984	1,156,419
Dechra Pharmaceuticals PLC	14,190	790,547
Games Workshop Group PLC	4,275	640,583
Genus PLC	8,518	598,188
Halma PLC	44,029	1,573,666
IG Group Holdings PLC	48,304	611,066
IMI PLC	37,534	826,271
J Sainsbury PLC	226,293	742,865
Kingfisher PLC	275,258	1,358,857
London Stock Exchange Group PLC	41,019	4,192,047
Next PLC (a)	5,693	613,418
Persimmon PLC	38,768	1,676,890
Phoenix Group Holdings PLC	55,745	547,683
Prudential PLC	176,921	3,746,175
Reckitt Benckiser Group PLC	77,707	6,918,850
Rentokil Initial PLC	231,577	1,600,376
Rightmove PLC	115,633	980,527
Royal Dutch Shell PLC Class A (United Kingdom)	31,889	600,032
Royal Mail PLC (a)	131,162	898,461
Segro PLC	145,353	2,018,438
Severn Trent PLC	27,970	956,815
Spirax-Sarco Engineering PLC	9,619	1,569,542
St. James's Place Capital PLC	70,489	1,325,404
Tate & Lyle PLC	54,505	602,193

TOTAL UNITED KINGDOM		54,215,230

TOTAL COMMON STOCKS
(Cost $377,097,440)		463,168,711

Money Market Funds - 1.2%
Fidelity Cash Central Fund 0.04% (d)
(Cost $5,353,677)	5,352,607	5,353,677
TOTAL INVESTMENT IN SECURITIES - 99.6%
(Cost $382,451,117)		468,522,388
NET OTHER ASSETS (LIABILITIES) - 0.4%		2,091,360
NET ASSETS - 100%		$470,613,748

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	66	June 2021	$7,454,700	$125,904	$125,904

The notional amount of futures purchased as a percentage of Net Assets is 1.6%

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $22,210,218 or 4.7% of net assets.

 (c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1,629
Fidelity Securities Lending Cash Central Fund	107
Total	$1,736

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$21,807,721	$6,672,585	$15,135,136	$--
Consumer Discretionary	66,630,708	47,216,740	19,413,968	--
Consumer Staples	34,626,818	17,176,389	17,450,429	--
Energy	6,126,577	4,866,074	1,260,503	--
Financials	71,967,170	62,729,073	9,238,097	--
Health Care	46,562,848	31,553,642	15,009,206	--
Industrials	85,433,346	70,309,112	15,124,234	--
Information Technology	52,224,144	36,870,300	15,353,844	--
Materials	47,080,813	37,187,637	9,893,176	--
Real Estate	9,309,646	9,202,948	106,698	--
Utilities	21,398,920	6,878,073	14,520,847	--
Money Market Funds	5,353,677	5,353,677	--	--
Total Investments in Securities:	$468,522,388	$336,016,250	$132,506,138	$--
Derivative Instruments:
Assets
Futures Contracts	$125,904	$125,904	$--	$--
Total Assets	$125,904	$125,904	$--	$--
Total Derivative Instruments:	$125,904	$125,904	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of April 30, 2021. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$125,904	$0
Total Equity Risk	125,904	0
Total Value of Derivatives	$125,904	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		April 30, 2021 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $377,097,440)	$463,168,711
Fidelity Central Funds (cost $5,353,677)	5,353,677
Total Investment in Securities (cost $382,451,117)		$468,522,388
Segregated cash with brokers for derivative instruments		470,448
Foreign currency held at value (cost $419,800)		417,937
Receivable for fund shares sold		197,696
Dividends receivable		1,501,836
Distributions receivable from Fidelity Central Funds		141
Prepaid expenses		96
Receivable from investment adviser for expense reductions		24,013
Other receivables		10,116
Total assets		471,144,671
Liabilities
Payable for investments purchased on a delayed delivery basis	$144,037
Payable for fund shares redeemed	171,998
Accrued management fee	59,308
Payable for daily variation margin on futures contracts	93,720
Accrued custody fee	32,440
Other payables and accrued expenses	29,420
Total liabilities		530,923
Net Assets		$470,613,748
Net Assets consist of:
Paid in capital		$372,681,245
Total accumulated earnings (loss)		97,932,503
Net Assets		$470,613,748
Net Asset Value, offering price and redemption price per share ($470,613,748 ÷ 34,674,004 shares)		$13.57

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended April 30, 2021 (Unaudited)
Investment Income
Dividends		$4,707,854
Non-Cash dividends		270,952
Income from Fidelity Central Funds (including $107 from security lending)		1,736
Income before foreign taxes withheld		4,980,542
Less foreign taxes withheld		(563,900)
Total income		4,416,642
Expenses
Management fee	$324,309
Custodian fees and expenses	59,492
Independent trustees' fees and expenses	629
Registration fees	46,360
Audit	26,473
Legal	486
Interest	457
Miscellaneous	314
Total expenses before reductions	458,520
Expense reductions	(25,534)
Total expenses after reductions		432,986
Net investment income (loss)		3,983,656
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	7,593,647
Fidelity Central Funds	4
Foreign currency transactions	244,645
Futures contracts	529,243
Total net realized gain (loss)		8,367,539
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	65,873,160
Assets and liabilities in foreign currencies	(142)
Futures contracts	227,202
Total change in net unrealized appreciation (depreciation)		66,100,220
Net gain (loss)		74,467,759
Net increase (decrease) in net assets resulting from operations		$78,451,415

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended April 30, 2021 (Unaudited)	For the period May 12, 2020 (commencement of operations) to October 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$3,983,656	$2,253,309
Net realized gain (loss)	8,367,539	1,810,871
Change in net unrealized appreciation (depreciation)	66,100,220	20,100,192
Net increase (decrease) in net assets resulting from operations	78,451,415	24,164,372
Distributions to shareholders	(4,606,186)	–
Share transactions
Proceeds from sales of shares	95,568,185	371,501,411
Reinvestment of distributions	4,604,063	–
Cost of shares redeemed	(76,141,592)	(22,927,920)
Net increase (decrease) in net assets resulting from share transactions	24,030,656	348,573,491
Total increase (decrease) in net assets	97,875,885	372,737,863
Net Assets
Beginning of period	372,737,863	–
End of period	$470,613,748	$372,737,863
Other Information
Shares
Sold	7,320,851	34,922,757
Issued in reinvestment of distributions	366,566	–
Redeemed	(5,902,467)	(2,033,703)
Net increase (decrease)	1,784,950	32,889,054

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity SAI International Momentum Index Fund

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2021	2020 A
Selected Per–Share Data
Net asset value, beginning of period	$11.33	$10.00
Income from Investment Operations
Net investment income (loss)B	.12	.08
Net realized and unrealized gain (loss)	2.27	1.25
Total from investment operations	2.39	1.33
Distributions from net investment income	(.09)	–
Distributions from net realized gain	(.05)	–
Total distributions	(.15)C	–
Net asset value, end of period	$13.57	$11.33
Total ReturnD,E	21.16%	13.30%
Ratios to Average Net AssetsF,G
Expenses before reductions	.21%H	.24%H,I
Expenses net of fee waivers, if any	.20%H	.20%H
Expenses net of all reductions	.20%H	.20%H
Net investment income (loss)	1.84%H	1.55%H
Supplemental Data
Net assets, end of period (000 omitted)	$470,614	$372,738
Portfolio turnover rateJ	93%H	29%K

 A For the period May 12, 2020 (commencement of operations) to October 31, 2020.

 B Calculated based on average shares outstanding during the period.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Audit fees are not annualized.

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 K Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended April 30, 2021

1. Organization.

Fidelity SAI International Momentum Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered exclusively to certain clients of Fidelity Management & Research Company LLC (FMR) or its affiliates. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005% to .01%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2021 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, passive foreign investment companies (PFIC) and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$92,922,284
Gross unrealized depreciation	(7,865,570)
Net unrealized appreciation (depreciation)	$85,056,714
Tax cost	$383,591,578

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity SAI International Momentum Index Fund	215,571,991	195,961,290

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .15% of the Fund's average net assets.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity SAI International Momentum Index Fund	Borrower	$7,779,429.30%		$457

7. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Amount
Fidelity SAI International Momentum Index Fund	$24

During the period, there were no borrowings on this line of credit.

8. Security Lending.

Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity SAI International Momentum Index Fund	$–	$–	$–

9. Expense Reductions.

The investment adviser contractually agreed to reimburse the Fund to the extent annual operating expenses exceeded .20% of average net assets. This reimbursement will remain in place through February 28, 2022. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $25,534.

10. Other.

Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

11. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2020 to April 30, 2021).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value November 1, 2020	Ending Account Value April 30, 2021	Expenses Paid During Period-B November 1, 2020 to April 30, 2021
Fidelity SAI International Momentum Index Fund	.20%
Actual		$1,000.00	$1,211.60	$1.10
Hypothetical-C		$1,000.00	$1,023.80	$1.00

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage the Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund’s Board of Trustees (the Board) has designated the Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2019 through November 30, 2020. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

IMI-SANN-0621
1.9900588.100

Fidelity® SAI International Quality Index Fund

Offered exclusively to certain clients of the Adviser or its affiliates - not available for sale to the general public. Fidelity SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers LLC.

Semi-Annual Report

April 30, 2021

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2021 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, 2020 the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, global governments and central banks took unprecedented action to help support consumers, businesses, and the broader economies, and to limit disruption to financial systems.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Geographic Diversification (% of fund's net assets)

As of April 30, 2021
Japan	20.4%
Switzerland	14.7%
United Kingdom	14.3%
France	8.3%
Netherlands	8.1%
Hong Kong	5.8%
Denmark	5.2%
Germany	5.1%
Sweden	5.1%
Other*	13.0%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Asset Allocation as of April 30, 2021

% of fund's net assets
Stocks and Equity Futures	100.0

Top Ten Stocks as of April 30, 2021

% of fund's net assets
Nestle SA (Reg. S) (Switzerland, Food Products)	4.0
ASML Holding NV (Netherlands) (Netherlands, Semiconductors & Semiconductor Equipment)	3.8
LVMH Moet Hennessy Louis Vuitton SE (France, Textiles, Apparel & Luxury Goods)	3.3
Roche Holding AG (participation certificate) (Switzerland, Pharmaceuticals)	3.1
Novartis AG (Switzerland, Pharmaceuticals)	3.0
Unilever PLC (United Kingdom, Personal Products)	2.8
AIA Group Ltd. (Hong Kong, Insurance)	2.7
Novo-Nordisk A/S Series B (Denmark, Pharmaceuticals)	2.6
AstraZeneca PLC (United Kingdom) (United Kingdom, Pharmaceuticals)	2.6
L’Oreal SA (France, Personal Products)	2.5
30.4

Top Market Sectors as of April 30, 2021

% of fund's net assets
Health Care	20.9
Information Technology	15.1
Financials	14.0
Industrials	13.4
Consumer Staples	12.0
Consumer Discretionary	9.9
Materials	5.7
Communication Services	5.2
Utilities	1.1
Real Estate	0.4

Schedule of Investments April 30, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.1%
	Shares	Value
Australia - 5.1%
ASX Ltd.	21,870	$1,229,535
Carsales.com Ltd.	27,833	426,465
CSL Ltd.	48,667	10,165,957
Fortescue Metals Group Ltd.	187,821	3,268,500
Magellan Financial Group Ltd.	16,181	604,554
Medibank Private Ltd.	311,107	738,157
REA Group Ltd.	5,654	689,703
Rio Tinto Ltd.	41,935	3,913,706

TOTAL AUSTRALIA		21,036,577

Austria - 0.1%
Verbund AG	7,692	631,618
Bailiwick of Jersey - 1.0%
Experian PLC	104,046	4,011,138
Belgium - 0.5%
Colruyt NV	7,064	418,945
Proximus	16,363	348,792
Sofina SA	1,780	676,670
Warehouses de Pauw	14,802	521,770
Warehouses de Pauw rights 5/21/21 (a)(b)	14,802	14,237

TOTAL BELGIUM		1,980,414

Bermuda - 0.1%
CK Infrastructure Holdings Ltd.	69,000	422,825
Cayman Islands - 0.3%
Sands China Ltd. (a)	274,000	1,301,612
Denmark - 5.2%
Christian Hansen Holding A/S (a)	11,618	1,067,998
Coloplast A/S Series B	13,420	2,222,883
Genmab A/S (a)	7,399	2,715,383
Novo-Nordisk A/S Series B	146,521	10,808,485
Novozymes A/S Series B	23,773	1,692,251
Pandora A/S	11,297	1,282,131
Royal Unibrew A/S	4,739	578,450
SimCorp A/S	4,575	604,734
Tryg A/S	34,768	795,650

TOTAL DENMARK		21,767,965

Finland - 1.2%
Elisa Corp. (A Shares)	17,013	965,219
Kone OYJ (B Shares)	45,563	3,579,202
Orion Oyj (B Shares)	11,975	530,239

TOTAL FINLAND		5,074,660

France - 8.3%
Edenred SA	27,855	1,578,991
Hermes International SCA	3,935	4,939,011
L'Oreal SA	25,915	10,611,426
La Francaise des Jeux SAEM (c)	13,809	707,572
Legrand SA	30,163	2,937,341
LVMH Moet Hennessy Louis Vuitton SE	17,964	13,533,188

TOTAL FRANCE		34,307,529

Germany - 5.1%
Allianz SE	39,729	10,336,171
Beiersdorf AG	11,102	1,253,089
CTS Eventim AG	6,073	419,677
Deutsche Borse AG	21,463	3,697,698
Hannover Reuck SE	6,812	1,259,580
Knorr-Bremse AG	7,466	915,552
MTU Aero Engines AG	5,998	1,513,609
Nemetschek Se	6,132	457,076
Rational AG	514	428,615
Scout24 AG (c)	12,155	1,010,367

TOTAL GERMANY		21,291,434

Hong Kong - 5.8%
AIA Group Ltd.	868,600	11,024,772
Galaxy Entertainment Group Ltd.	240,000	2,113,353
Hang Seng Bank Ltd.	82,100	1,611,825
Hong Kong Exchanges and Clearing Ltd.	134,600	8,144,186
Power Assets Holdings Ltd.	154,500	949,744

TOTAL HONG KONG		23,843,880

Italy - 1.2%
DiaSorin SpA	2,212	375,637
FinecoBank SpA	68,858	1,185,474
Moncler SpA	22,472	1,378,405
Recordati SpA	11,339	624,905
Snam Rete Gas SpA	240,214	1,351,571

TOTAL ITALY		4,915,992

Japan - 20.4%
Azbil Corp.	14,800	598,554
Calbee, Inc.	13,000	311,529
Capcom Co. Ltd.	18,400	597,676
Chugai Pharmaceutical Co. Ltd.	72,100	2,705,482
Daito Trust Construction Co. Ltd.	7,800	829,317
Disco Corp.	3,300	1,068,899
Eisai Co. Ltd.	33,500	2,185,209
GMO Payment Gateway, Inc.	4,800	612,682
Hamamatsu Photonics K.K.	16,600	962,979
Hisamitsu Pharmaceutical Co., Inc.	9,600	558,660
Hoshizaki Corp.	6,700	594,656
Hoya Corp.	42,500	4,835,644
INPEX Corp.	122,200	834,122
Japan Exchange Group, Inc.	60,600	1,420,321
Japan Tobacco, Inc.	124,300	2,324,725
Kakaku.com, Inc.	14,700	399,478
KDDI Corp.	184,800	5,586,404
Keyence Corp.	20,800	9,995,571
Kobayashi Pharmaceutical Co. Ltd.	6,200	553,116
Kose Corp.	3,900	587,373
Lasertec Corp.	8,700	1,539,555
M3, Inc.	48,300	3,348,606
MonotaRO Co. Ltd.	27,800	709,690
Nexon Co. Ltd.	51,000	1,691,600
Nihon M&A Center, Inc.	33,000	864,782
Nippon Telegraph & Telephone Corp.	145,400	3,665,954
Nissan Chemical Corp.	16,400	843,334
Nitori Holdings Co. Ltd.	9,800	1,758,423
NOF Corp.	9,600	507,713
Nomura Research Institute Ltd.	44,200	1,360,902
OBIC Co. Ltd.	7,500	1,450,041
Ono Pharmaceutical Co. Ltd.	56,100	1,412,125
Oracle Corp. Japan	3,800	356,391
Otsuka Corp.	12,400	625,162
Otsuka Holdings Co. Ltd.	17,400	668,839
Pigeon Corp.	13,700	464,439
Secom Co. Ltd.	24,200	2,009,692
Shimadzu Corp.	31,100	1,088,457
Shionogi & Co. Ltd.	31,700	1,671,199
SMC Corp.	7,200	4,180,071
Sysmex Corp.	18,700	1,869,316
Toho Co. Ltd.	16,000	636,838
Tokio Marine Holdings, Inc.	79,300	3,794,849
Tokyo Electron Ltd.	17,800	7,869,851
Trend Micro, Inc.	15,900	756,519
USS Co. Ltd.	25,100	454,965
Yakult Honsha Co. Ltd.	18,200	885,937
ZOZO, Inc.	10,900	368,021

TOTAL JAPAN		84,415,668

Netherlands - 8.1%
Adyen BV (a)(c)	3,424	8,426,785
ASM International NV (Netherlands)	4,388	1,334,167
ASML Holding NV (Netherlands)	24,226	15,726,114
ASR Nederland NV	15,928	697,231
BE Semiconductor Industries NV	8,432	682,448
Euronext NV (c)	7,275	732,071
Euronext NV rights 5/10/21 (a)	7,275	85,277
Ferrari NV	14,458	3,096,627
Wolters Kluwer NV	30,220	2,734,346
Wolters Kluwer NV rights (a)(b)	30,220	32,335

TOTAL NETHERLANDS		33,547,401

New Zealand - 0.7%
Fisher & Paykel Healthcare Corp.	65,094	1,674,597
Spark New Zealand Ltd.	191,027	601,475
The a2 Milk Co. Ltd. (a)	83,889	459,237

TOTAL NEW ZEALAND		2,735,309

Norway - 0.1%
Gjensidige Forsikring ASA	21,463	488,487
Singapore - 0.4%
Genting Singapore Ltd.	640,200	416,136
Singapore Exchange Ltd.	93,100	731,088
Singapore Technologies Engineering Ltd.	169,100	490,495

TOTAL SINGAPORE		1,637,719

Spain - 0.4%
Enagas SA	28,116	612,501
Red Electrica Corporacion SA	48,899	897,999

TOTAL SPAIN		1,510,500

Sweden - 5.1%
Atlas Copco AB (A Shares)	110,592	6,701,714
Avanza Bank Holding AB	13,303	478,657
Epiroc AB (A Shares)	112,197	2,431,992
Evolution Gaming Group AB (c)	18,149	3,584,543
Fastighets AB Balder (a)	11,058	637,051
H&M Hennes & Mauritz AB (B Shares)	85,803	2,116,303
Hexagon AB (B Shares)	31,793	3,032,251
Lundin Petroleum AB	21,641	693,285
Swedish Match Co. AB	18,323	1,502,973

TOTAL SWEDEN		21,178,769

Switzerland - 14.7%
Belimo Holding AG (Reg.)	1,120	446,406
Bucher Industries AG	753	395,114
Ems-Chemie Holding AG	793	740,249
Geberit AG (Reg.)	4,184	2,750,697
Kuehne & Nagel International AG	5,693	1,701,822
Nestle SA (Reg. S)	137,061	16,355,584
Novartis AG	146,392	12,492,565
Partners Group Holding AG	2,111	3,004,982
Roche Holding AG (participation certificate)	39,830	12,990,787
Schindler Holding AG (participation certificate)	6,777	1,927,911
SGS SA (Reg.)	581	1,717,711
Sonova Holding AG Class B	6,111	1,807,370
Swatch Group AG (Bearer)	4,543	1,390,882
Swisscom AG	2,867	1,554,914
Temenos Group AG	5,507	808,638
VAT Group AG (c)	3,050	870,999

TOTAL SWITZERLAND		60,956,631

United Kingdom - 14.3%
Admiral Group PLC	29,159	1,260,049
Aggreko PLC	28,932	344,625
AstraZeneca PLC (United Kingdom)	99,410	10,581,594
Auto Trader Group PLC (a)(c)	109,464	861,766
BAE Systems PLC	364,281	2,544,588
Croda International PLC	16,102	1,504,156
Dialog Semiconductor PLC (a)	7,642	598,480
Direct Line Insurance Group PLC	154,147	606,934
Games Workshop Group PLC	3,701	554,572
Hargreaves Lansdown PLC	31,077	737,990
HomeServe PLC	33,022	498,919
Howden Joinery Group PLC	68,656	766,883
IG Group Holdings PLC	41,831	529,180
IMI PLC	32,361	712,393
Imperial Brands PLC	107,249	2,232,852
ITV PLC	409,258	683,899
Persimmon PLC	36,030	1,558,459
RELX PLC:
rights (a)(b)	223,906	103,281
(London Stock Exchange)	223,906	5,811,891
Rightmove PLC	100,131	849,076
Rio Tinto PLC	117,574	9,847,677
Rotork PLC	98,595	469,223
Sage Group PLC	126,610	1,115,573
Schroders PLC	14,043	699,739
St. James's Place Capital PLC	60,676	1,140,891
Taylor Wimpey PLC	411,692	1,021,147
Unilever PLC	201,489	11,802,645

TOTAL UNITED KINGDOM		59,438,482

TOTAL COMMON STOCKS
(Cost $331,180,811)		406,494,610

Money Market Funds - 1.1%
Fidelity Cash Central Fund 0.04% (d)
(Cost $4,429,605)	4,428,720	4,429,605
TOTAL INVESTMENT IN SECURITIES - 99.2%
(Cost $335,610,416)		410,924,215
NET OTHER ASSETS (LIABILITIES) - 0.8%		3,454,536
NET ASSETS - 100%		$414,378,751

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	70	June 2021	$7,906,500	$190,640	$190,640

The notional amount of futures purchased as a percentage of Net Assets is 1.9%

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $16,194,103 or 3.9% of net assets.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1,622
Total	$1,622

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$20,989,303	$10,875,179	$10,114,124	$--
Consumer Discretionary	41,575,350	28,042,162	13,533,188	--
Consumer Staples	50,342,320	10,319,576	40,022,744	--
Energy	1,527,407	1,527,407	--	--
Financials	57,712,018	46,687,246	11,024,772	--
Health Care	86,245,482	35,477,969	50,767,513	--
Industrials	55,197,693	48,506,351	6,691,342	--
Information Technology	62,650,820	38,497,921	24,152,899	--
Materials	23,385,584	13,537,907	9,847,677	--
Real Estate	2,002,375	1,988,138	14,237	--
Utilities	4,866,258	4,866,258	--	--
Money Market Funds	4,429,605	4,429,605	--	--
Total Investments in Securities:	$410,924,215	$244,755,719	$166,168,496	$--
Derivative Instruments:
Assets
Futures Contracts	$190,640	$190,640	$--	$--
Total Assets	$190,640	$190,640	$--	$--
Total Derivative Instruments:	$190,640	$190,640	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of April 30, 2021. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$190,640	$0
Total Equity Risk	190,640	0
Total Value of Derivatives	$190,640	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		April 30, 2021 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $331,180,811)	$406,494,610
Fidelity Central Funds (cost $4,429,605)	4,429,605
Total Investment in Securities (cost $335,610,416)		$410,924,215
Segregated cash with brokers for derivative instruments		506,088
Cash		46,073
Foreign currency held at value (cost $1,829,260)		1,840,187
Receivable for fund shares sold		175,642
Dividends receivable		1,379,656
Distributions receivable from Fidelity Central Funds		194
Prepaid expenses		161
Total assets		414,872,216
Liabilities
Payable for investments purchased on a delayed delivery basis	$149,853
Payable for fund shares redeemed	143,147
Accrued management fee	51,726
Payable for daily variation margin on futures contracts	100,121
Accrued expense payable audit fee	21,749
Accrued expense payable custody fee	26,869
Total liabilities		493,465
Net Assets		$414,378,751
Net Assets consist of:
Paid in capital		$296,888,942
Total accumulated earnings (loss)		117,489,809
Net Assets		$414,378,751
Net Asset Value, offering price and redemption price per share ($414,378,751 ÷ 30,787,009 shares)		$13.46

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended April 30, 2021 (Unaudited)
Investment Income
Dividends		$5,357,271
Income from Fidelity Central Funds		1,622
Income before foreign taxes withheld		5,358,893
Less foreign taxes withheld		(685,133)
Total income		4,673,760
Expenses
Management fee	$363,829
Custodian fees and expenses	45,891
Independent trustees' fees and expenses	758
Registration fees	39,718
Audit	26,474
Legal	618
Interest	1,214
Miscellaneous	513
Total expenses		479,015
Net investment income (loss)		4,194,745
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	38,039,950
Foreign currency transactions	(257,888)
Futures contracts	1,067,788
Total net realized gain (loss)		38,849,850
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	54,735,100
Assets and liabilities in foreign currencies	15,423
Futures contracts	471,050
Total change in net unrealized appreciation (depreciation)		55,221,573
Net gain (loss)		94,071,423
Net increase (decrease) in net assets resulting from operations		$98,266,168

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended April 30, 2021 (Unaudited)	For the period May 12, 2020 (commencement of operations) to October 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$4,194,745	$3,093,857
Net realized gain (loss)	38,849,850	857,139
Change in net unrealized appreciation (depreciation)	55,221,573	20,303,038
Net increase (decrease) in net assets resulting from operations	98,266,168	24,254,034
Distributions to shareholders	(4,741,796)	–
Share transactions
Proceeds from sales of shares	30,665,884	500,040,231
Reinvestment of distributions	4,739,668	–
Cost of shares redeemed	(188,098,126)	(50,747,312)
Net increase (decrease) in net assets resulting from share transactions	(152,692,574)	449,292,919
Total increase (decrease) in net assets	(59,168,202)	473,546,953
Net Assets
Beginning of period	473,546,953	–
End of period	$414,378,751	$473,546,953
Other Information
Shares
Sold	2,366,930	47,275,403
Issued in reinvestment of distributions	379,477	–
Redeemed	(14,737,392)	(4,497,409)
Net increase (decrease)	(11,990,985)	42,777,994

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity SAI International Quality Index Fund

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2021	2020 A
Selected Per–Share Data
Net asset value, beginning of period	$11.07	$10.00
Income from Investment Operations
Net investment income (loss)B	.11	.08
Net realized and unrealized gain (loss)	2.40	.99
Total from investment operations	2.51	1.07
Distributions from net investment income	(.10)	–
Distributions from net realized gain	(.02)	–
Total distributions	(.12)	–
Net asset value, end of period	$13.46	$11.07
Total ReturnC,D	22.71%	10.70%
Ratios to Average Net AssetsE,F
Expenses before reductions	.20%G	.23%G,H
Expenses net of fee waivers, if any	.20%G	.20%G
Expenses net of all reductions	.20%G	.20%G
Net investment income (loss)	1.73%G	1.55%G
Supplemental Data
Net assets, end of period (000 omitted)	$414,379	$473,547
Portfolio turnover rateI	50%G	30%J

 A For the period May 12, 2020 (commencement of operations) to October 31, 2020.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Audit fees are not annualized.

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended April 30, 2021

1. Organization.

Fidelity SAI International Quality Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered exclusively to certain clients of Fidelity Management & Research Company LLC (FMR) or its affiliates. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005% to .01%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2021 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, passive foreign investment companies (PFIC) and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$80,193,004
Gross unrealized depreciation	(5,106,521)
Net unrealized appreciation (depreciation)	$75,086,483
Tax cost	$336,028,372

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity SAI International Quality Index Fund	116,863,842	270,511,398

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .15% of the Fund's average net assets.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity SAI International Quality Index Fund	Borrower	$13,643,364.29%		$1,214

7. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Amount
Fidelity SAI International Quality Index Fund	$29

During the period, there were no borrowings on this line of credit.

8. Other.

Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

9. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2020 to April 30, 2021).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value November 1, 2020	Ending Account Value April 30, 2021	Expenses Paid During Period-B November 1, 2020 to April 30, 2021
Fidelity SAI International Quality Index Fund	.20%
Actual		$1,000.00	$1,227.10	$1.10
Hypothetical-C		$1,000.00	$1,023.80	$1.00

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage the Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund’s Board of Trustees (the Board) has designated the Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2019 through November 30, 2020. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

IQI-SANN-0621
1.9900586.100

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Salem Street Trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Salem Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Salem Street Trust

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	June 22, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	June 22, 2021

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	June 22, 2021